UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:            811-04852

Victory Portfolios
(Exact name of registrant as specified in charter)

4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio                                     44144
(Address of principal executive offices)                         (Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons Suite 200, Columbus, Ohio 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 539 3863

Date of fiscal year end: December 31

Date of reporting period: December 31, 2024

Item 1. Reports to Stockholders.

(a)

Victory RS Partners Fund

Class A

Ticker: RSPFX

Annual shareholder report — December 31, 2024

The annual shareholder report contains important information about Victory RS Partners Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$143	1.33%

What affected the Fund’s performance during the period?

Top contributors to performance:

  In 2024, strong performance from stock selection in the financials, consumer discretionary, and industrials aided relative positive performance.

  Within the financials sector, the Fund benefited from strong performance in both insurance companies and in banks.

  Within the insurance sector, the Fund benefited from its holding in Kemper Corp., a U.S. insurer that primarily writes personal auto insurance. The company has benefited from increased industry pricing over the last several years.

  In the consumer discretionary, despite a challenging year for the consumer, we were able to find compelling opportunities. Modine Manufacturing Co., the supplier of HVAC parts, performed well as new management continued to execute a returns focused strategy.

  In the industrials sector, strong performance from names that are beneficiaries from infrastructure spending contributed to relative positive performance.

Top detractors from performance:

  The Fund was negatively impacted by holdings in the materials sector, which was largely driven by underperformance from its holding of Constellium SE. The manufacturer of aluminum products saw weakness in demand in its aerospace and automotive businesses.

Holdings are subject to change. There is no guarantee that securities mentioned remain in or out of the Fund.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower. The maximum offering price (“MOP”) figures reflect a maximum sales charge of 5.75% for Class A. Net Asset Value ("NAV") does not reflect sales charges.

Growth of $10,000 Investment

	Victory RS Partners Fund Class A @ NAV - $24,013	Victory RS Partners Fund Class A @ MOP - $22,629	Russell 3000® Index (regulatory broad based index) - $32,604	Russell 2000® Value Index - $19,934
12/14	$10,000	$9,424	$10,000	$10,000
12/15	$8,926	$8,412	$10,048	$9,253
12/16	$11,072	$10,434	$11,327	$12,190
12/17	$12,645	$11,917	$13,721	$13,146
12/18	$11,123	$10,482	$13,002	$11,455
12/19	$14,537	$13,699	$17,035	$14,020
12/20	$14,604	$13,762	$20,593	$14,669
12/21	$18,924	$17,834	$25,877	$18,816
12/22	$18,066	$17,025	$20,907	$16,091
12/23	$20,894	$19,690	$26,334	$18,448
12/24	$24,013	$22,629	$32,604	$19,934

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Year	10 Year
Class A @ NAV	14.93%	10.56%	9.16%
Class A @ MOP	8.32%	9.26%	8.51%
Russell 3000®IndexFootnote Reference1	23.81%	13.86%	12.55%
Russell 2000® Value IndexFootnote Reference2	8.05%	7.29%	7.14%
Footnote	Description
Footnote[1]	The unmanaged Russell 3000® Index is a market-capitalization-weighted index that measures the performance of the 3,000 largest U.S. stocks by market capitalization and covers 98% of the investable U.S. equity universe.
Footnote[2]	The unmanaged Russell 2000® Value Index is a market-capitalization-weighted index that measures the performance of those companies in the Russell 2000® Index with lower price-to-book ratios and lower forecasted growth values.

FUND STATISTICS

($ amounts in 000s)

Net Assets	$544,687
Number of Holdings	63
Investment Advisory Fees	$4,134
Portfolio Turnover	48%

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Consumer Staples	3.9%
Utilities	3.9%
Health Care	4.2%
Information Technology	5.4%
Materials	6.3%
Energy	7.5%
Real Estate	8.4%
Industrials	10.6%
Consumer Discretionary	10.6%
FinancialsFootnote Reference**	33.9%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

UMB Financial Corp.	3.6%
Old National Bancorp	3.2%
Globe Life, Inc.	3.0%
Prosperity Bancshares, Inc.	2.8%
Ameris Bancorp	2.8%
Howard Hughes Holdings, Inc.	2.6%
Gates Industrial Corp. PLC	2.5%
SouthState Corp.	2.5%
Northern Oil & Gas, Inc.	2.2%
Nomad Foods Ltd.	2.2%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

There were no material fund changes during the year ended December 31, 2024.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

RSPFX — AR (12/24)

Victory RS Partners Fund

Class R

Ticker: RSPKX

Annual shareholder report — December 31, 2024

The annual shareholder report contains important information about Victory RS Partners Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class R	$181	1.69%

What affected the Fund’s performance during the period?

Top contributors to performance:

  In 2024, strong performance from stock selection in the financials, consumer discretionary, and industrials aided relative positive performance.

  Within the financials sector, the Fund benefited from strong performance in both insurance companies and in banks.

  Within the insurance sector, the Fund benefited from its holding in Kemper Corp., a U.S. insurer that primarily writes personal auto insurance. The company has benefited from increased industry pricing over the last several years.

  In the consumer discretionary, despite a challenging year for the consumer, we were able to find compelling opportunities. Modine Manufacturing Co., the supplier of HVAC parts, performed well as new management continued to execute a returns focused strategy.

  In the industrials sector, strong performance from names that are beneficiaries from infrastructure spending contributed to relative positive performance.

Top detractors from performance:

  The Fund was negatively impacted by holdings in the materials sector, which was largely driven by underperformance from its holding of Constellium SE. The manufacturer of aluminum products saw weakness in demand in its aerospace and automotive businesses.

Holdings are subject to change. There is no guarantee that securities mentioned remain in or out of the Fund.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

	Victory RS Partners Fund Class R - $23,156	Russell 3000® Index (regulatory broad based index) - $32,604	Russell 2000® Value Index - $19,934
12/14	$10,000	$10,000	$10,000
12/15	$8,891	$10,048	$9,253
12/16	$10,992	$11,327	$12,190
12/17	$12,510	$13,721	$13,146
12/18	$10,960	$13,002	$11,455
12/19	$14,277	$17,035	$14,020
12/20	$14,285	$20,593	$14,669
12/21	$18,449	$25,877	$18,816
12/22	$17,553	$20,907	$16,091
12/23	$20,220	$26,334	$18,448
12/24	$23,156	$32,604	$19,934

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Year	10 Year
Class R	14.52%	10.16%	8.76%
Russell 3000®IndexFootnote Reference1	23.81%	13.86%	12.55%
Russell 2000® Value IndexFootnote Reference2	8.05%	7.29%	7.14%
Footnote	Description
Footnote[1]	The unmanaged Russell 3000® Index is a market-capitalization-weighted index that measures the performance of the 3,000 largest U.S. stocks by market capitalization and covers 98% of the investable U.S. equity universe.
Footnote[2]	The unmanaged Russell 2000® Value Index is a market-capitalization-weighted index that measures the performance of those companies in the Russell 2000® Index with lower price-to-book ratios and lower forecasted growth values.

FUND STATISTICS

($ amounts in 000s)

Net Assets	$544,687
Number of Holdings	63
Investment Advisory Fees	$4,134
Portfolio Turnover	48%

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Consumer Staples	3.9%
Utilities	3.9%
Health Care	4.2%
Information Technology	5.4%
Materials	6.3%
Energy	7.5%
Real Estate	8.4%
Industrials	10.6%
Consumer Discretionary	10.6%
FinancialsFootnote Reference**	33.9%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

UMB Financial Corp.	3.6%
Old National Bancorp	3.2%
Globe Life, Inc.	3.0%
Prosperity Bancshares, Inc.	2.8%
Ameris Bancorp	2.8%
Howard Hughes Holdings, Inc.	2.6%
Gates Industrial Corp. PLC	2.5%
SouthState Corp.	2.5%
Northern Oil & Gas, Inc.	2.2%
Nomad Foods Ltd.	2.2%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

There were no material fund changes during the year ended December 31, 2024.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

RSPKX — AR (12/24)

Victory RS Partners Fund

Class R6

Ticker: RPPRX

Annual shareholder report — December 31, 2024

The annual shareholder report contains important information about Victory RS Partners Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class R6	$96	0.89%

What affected the Fund’s performance during the period?

Top contributors to performance:

  In 2024, strong performance from stock selection in the financials, consumer discretionary, and industrials aided relative positive performance.

  Within the financials sector, the Fund benefited from strong performance in both insurance companies and in banks.

  Within the insurance sector, the Fund benefited from its holding in Kemper Corp., a U.S. insurer that primarily writes personal auto insurance. The company has benefited from increased industry pricing over the last several years.

  In the consumer discretionary, despite a challenging year for the consumer, we were able to find compelling opportunities. Modine Manufacturing Co., the supplier of HVAC parts, performed well as new management continued to execute a returns focused strategy.

  In the industrials sector, strong performance from names that are beneficiaries from infrastructure spending contributed to relative positive performance.

Top detractors from performance:

  The Fund was negatively impacted by holdings in the materials sector, which was largely driven by underperformance from its holding of Constellium SE. The manufacturer of aluminum products saw weakness in demand in its aerospace and automotive businesses.

Holdings are subject to change. There is no guarantee that securities mentioned remain in or out of the Fund.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

	Victory RS Partners Fund Class R6 - $13,392	Russell 3000® Index (regulatory broad based index) - $14,197	Russell 2000® Value Index - $12,922
6/23Footnote Reference*	$10,000	$10,000	$10,000
6/23	$10,667	$10,576	$10,692
9/23	$10,445	$10,232	$10,376
12/23	$11,600	$11,467	$11,959
3/24	$12,718	$12,616	$12,306
6/24	$11,988	$13,022	$11,857
9/24	$13,365	$13,833	$13,061
12/24	$13,392	$14,197	$12,922
Footnote	Description
Footnote*	Inception date for the Victory RS Partners Fund, Class R6 is 6/2/2023.

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	Since Inception
Class R6	15.44%Footnote Reference	20.25%Footnote Reference
Russell 3000®IndexFootnote Reference1	23.81%	24.77%
Russell 2000® Value IndexFootnote Reference2	8.05%	17.57%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
Footnote[1]	The unmanaged Russell 3000® Index is a market-capitalization-weighted index that measures the performance of the 3,000 largest U.S. stocks by market capitalization and covers 98% of the investable U.S. equity universe.
Footnote[2]	The unmanaged Russell 2000® Value Index is a market-capitalization-weighted index that measures the performance of those companies in the Russell 2000® Index with lower price-to-book ratios and lower forecasted growth values.

FUND STATISTICS

($ amounts in 000s)

Net Assets	$544,687
Number of Holdings	63
Investment Advisory Fees	$4,134
Portfolio Turnover	48%

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Consumer Staples	3.9%
Utilities	3.9%
Health Care	4.2%
Information Technology	5.4%
Materials	6.3%
Energy	7.5%
Real Estate	8.4%
Industrials	10.6%
Consumer Discretionary	10.6%
FinancialsFootnote Reference**	33.9%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

UMB Financial Corp.	3.6%
Old National Bancorp	3.2%
Globe Life, Inc.	3.0%
Prosperity Bancshares, Inc.	2.8%
Ameris Bancorp	2.8%
Howard Hughes Holdings, Inc.	2.6%
Gates Industrial Corp. PLC	2.5%
SouthState Corp.	2.5%
Northern Oil & Gas, Inc.	2.2%
Nomad Foods Ltd.	2.2%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

There were no material fund changes during the year ended December 31, 2024.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

RPPRX — AR (12/24)

Victory RS Partners Fund

Class Y

Ticker: RSPYX

Annual shareholder report — December 31, 2024

The annual shareholder report contains important information about Victory RS Partners Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class Y	$101	0.94%

What affected the Fund’s performance during the period?

Top contributors to performance:

  In 2024, strong performance from stock selection in the financials, consumer discretionary, and industrials aided relative positive performance.

  Within the financials sector, the Fund benefited from strong performance in both insurance companies and in banks.

  Within the insurance sector, the Fund benefited from its holding in Kemper Corp., a U.S. insurer that primarily writes personal auto insurance. The company has benefited from increased industry pricing over the last several years.

  In the consumer discretionary, despite a challenging year for the consumer, we were able to find compelling opportunities. Modine Manufacturing Co., the supplier of HVAC parts, performed well as new management continued to execute a returns focused strategy.

  In the industrials sector, strong performance from names that are beneficiaries from infrastructure spending contributed to relative positive performance.

Top detractors from performance:

  The Fund was negatively impacted by holdings in the materials sector, which was largely driven by underperformance from its holding of Constellium SE. The manufacturer of aluminum products saw weakness in demand in its aerospace and automotive businesses.

Holdings are subject to change. There is no guarantee that securities mentioned remain in or out of the Fund.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

	Victory RS Partners Fund Class Y - $24,830	Russell 3000® Index (regulatory broad based index) - $32,604	Russell 2000® Value Index - $19,934
12/14	$10,000	$10,000	$10,000
12/15	$8,953	$10,048	$9,253
12/16	$11,138	$11,327	$12,190
12/17	$12,763	$13,721	$13,146
12/18	$11,261	$13,002	$11,455
12/19	$14,772	$17,035	$14,020
12/20	$14,887	$20,593	$14,669
12/21	$19,358	$25,877	$18,816
12/22	$18,538	$20,907	$16,091
12/23	$21,517	$26,334	$18,448
12/24	$24,830	$32,604	$19,934

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Year	10 Year
Class Y	15.40%Footnote Reference	10.94%	9.52%
Russell 3000®IndexFootnote Reference1	23.81%	13.86%	12.55%
Russell 2000® Value IndexFootnote Reference2	8.05%	7.29%	7.14%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
Footnote[1]	The unmanaged Russell 3000® Index is a market-capitalization-weighted index that measures the performance of the 3,000 largest U.S. stocks by market capitalization and covers 98% of the investable U.S. equity universe.
Footnote[2]	The unmanaged Russell 2000® Value Index is a market-capitalization-weighted index that measures the performance of those companies in the Russell 2000® Index with lower price-to-book ratios and lower forecasted growth values.

FUND STATISTICS

($ amounts in 000s)

Net Assets	$544,687
Number of Holdings	63
Investment Advisory Fees	$4,134
Portfolio Turnover	48%

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Consumer Staples	3.9%
Utilities	3.9%
Health Care	4.2%
Information Technology	5.4%
Materials	6.3%
Energy	7.5%
Real Estate	8.4%
Industrials	10.6%
Consumer Discretionary	10.6%
FinancialsFootnote Reference**	33.9%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

UMB Financial Corp.	3.6%
Old National Bancorp	3.2%
Globe Life, Inc.	3.0%
Prosperity Bancshares, Inc.	2.8%
Ameris Bancorp	2.8%
Howard Hughes Holdings, Inc.	2.6%
Gates Industrial Corp. PLC	2.5%
SouthState Corp.	2.5%
Northern Oil & Gas, Inc.	2.2%
Nomad Foods Ltd.	2.2%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

There were no material fund changes during the year ended December 31, 2024.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

RSPYX — AR (12/24)

Victory RS Partners Fund

Member Class

Ticker: RSPMX

Annual shareholder report — December 31, 2024

The annual shareholder report contains important information about Victory RS Partners Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Member Class	$122	1.13%

What affected the Fund’s performance during the period?

Top contributors to performance:

  In 2024, strong performance from stock selection in the financials, consumer discretionary, and industrials aided relative positive performance.

  Within the financials sector, the Fund benefited from strong performance in both insurance companies and in banks.

  Within the insurance sector, the Fund benefited from its holding in Kemper Corp., a U.S. insurer that primarily writes personal auto insurance. The company has benefited from increased industry pricing over the last several years.

  In the consumer discretionary, despite a challenging year for the consumer, we were able to find compelling opportunities. Modine Manufacturing Co., the supplier of HVAC parts, performed well as new management continued to execute a returns focused strategy.

  In the industrials sector, strong performance from names that are beneficiaries from infrastructure spending contributed to relative positive performance.

Top detractors from performance:

  The Fund was negatively impacted by holdings in the materials sector, which was largely driven by underperformance from its holding of Constellium SE. The manufacturer of aluminum products saw weakness in demand in its aerospace and automotive businesses.

Holdings are subject to change. There is no guarantee that securities mentioned remain in or out of the Fund.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

	Victory RS Partners Fund Member Class - $20,768	Russell 3000® Index (regulatory broad based index) - $18,329	Russell 2000® Value Index - $17,073
11/20Footnote Reference*	$10,000	$10,000	$10,000
12/20	$12,522	$11,577	$12,564
12/21	$16,265	$14,548	$16,116
12/22	$15,556	$11,754	$13,782
12/23	$18,031	$14,804	$15,800
12/24	$20,768	$18,329	$17,073
Footnote	Description
Footnote*	Inception date for the Victory RS Partners Fund, Member Class is 11/3/2020.

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	Since Inception
Member Class	15.18%Footnote Reference	19.20%Footnote Reference
Russell 3000®IndexFootnote Reference1	23.81%	15.67%
Russell 2000® Value IndexFootnote Reference2	8.05%	13.72%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
Footnote[1]	The unmanaged Russell 3000® Index is a market-capitalization-weighted index that measures the performance of the 3,000 largest U.S. stocks by market capitalization and covers 98% of the investable U.S. equity universe.
Footnote[2]	The unmanaged Russell 2000® Value Index is a market-capitalization-weighted index that measures the performance of those companies in the Russell 2000® Index with lower price-to-book ratios and lower forecasted growth values.

FUND STATISTICS

($ amounts in 000s)

Net Assets	$544,687
Number of Holdings	63
Investment Advisory Fees	$4,134
Portfolio Turnover	48%

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Consumer Staples	3.9%
Utilities	3.9%
Health Care	4.2%
Information Technology	5.4%
Materials	6.3%
Energy	7.5%
Real Estate	8.4%
Industrials	10.6%
Consumer Discretionary	10.6%
FinancialsFootnote Reference**	33.9%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

UMB Financial Corp.	3.6%
Old National Bancorp	3.2%
Globe Life, Inc.	3.0%
Prosperity Bancshares, Inc.	2.8%
Ameris Bancorp	2.8%
Howard Hughes Holdings, Inc.	2.6%
Gates Industrial Corp. PLC	2.5%
SouthState Corp.	2.5%
Northern Oil & Gas, Inc.	2.2%
Nomad Foods Ltd.	2.2%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

There were no material fund changes during the year ended December 31, 2024.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

RSPMX — AR (12/24)

Victory RS Value Fund

Class A

Ticker: RSVAX

Annual shareholder report — December 31, 2024

The annual shareholder report contains important information about Victory RS Value Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$138	1.30%

What affected the Fund’s performance during the period?

Top contributors to performance:

  The Fund modestly underperformed the Russell Midcap® Value Index during 2024, despite generating strong stock performance from the communication services and utilities sectors.

Top detractors from performance:

  Cyclical headwinds in the automotive, agriculture, and health care sectors pressured shares of several names in the portfolio.

  In the automotive sector, higher cost of ownership through higher sticker prices and higher interest rates muted sales.

  In the agriculture sector, lower crop prices and stubbornly high input prices have led to lower profit margins for farmers.

  In the health care sector, an excess supply of lab space impacted the demand for medical office real estate.

In total, these near-term cyclical pressures have not changed our longer-term outlook for investments in these sectors.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower. The maximum offering price (“MOP”) figures reflect a maximum sales charge of 5.75% for Class A. Net Asset Value ("NAV") does not reflect sales charges.

Growth of $10,000 Investment

	Victory RS Value Fund Class A @ NAV - $20,873	Victory RS Value Fund Class A @ MOP - $19,670	Russell 1000® Index (regulatory broad based index) - $33,560	Russell Midcap® Value Index - $21,798
12/14	$10,000	$9,424	$10,000	$10,000
12/15	$9,382	$8,842	$10,092	$9,522
12/16	$10,407	$9,807	$11,308	$11,426
12/17	$12,218	$11,515	$13,761	$12,951
12/18	$10,905	$10,277	$13,102	$11,359
12/19	$14,324	$13,498	$17,220	$14,433
12/20	$13,952	$13,149	$20,830	$15,150
12/21	$17,763	$16,740	$26,340	$19,443
12/22	$17,235	$16,242	$21,302	$17,104
12/23	$18,532	$17,464	$26,953	$19,278
12/24	$20,873	$19,670	$33,560	$21,798

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Year	10 Year
Class A @ NAV	12.63%	7.82%	7.64%
Class A @ MOP	6.15%	6.55%	7.00%
Russell 1000®IndexFootnote Reference1	24.51%	14.28%	12.87%
Russell Midcap® Value IndexFootnote Reference2	13.07%	8.59%	8.10%
Footnote	Description
Footnote[1]	The unmanaged Russell 1000® Index measures the performance of the large-cap segment of the U.S. equity universe.
Footnote[2]	The unmanaged Russell Midcap® Value Index is a market-capitalization-weighted index that measures the performance of Russell Midcap® Index companies with relatively lower price-to-book ratios and lower forecasted growth.

FUND STATISTICS

($ amounts in 000s)

Net Assets	$275,432
Number of Holdings	61
Investment Advisory Fees	$2,411
Portfolio Turnover	39%

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Materials	4.6%
Energy	5.1%
Utilities	5.9%
Consumer Discretionary	6.2%
Real Estate	6.8%
Consumer Staples	6.8%
Health Care	7.3%
Information Technology	9.4%
Industrials	18.0%
Financials	23.7%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

Globe Life, Inc.	3.8%
U.S. Foods Holding Corp.	2.7%
KeyCorp	2.7%
Cboe Global Markets, Inc.	2.7%
Teva Pharmaceutical Industries Ltd., ADR	2.5%
SS&C Technologies Holdings, Inc.	2.5%
Littelfuse, Inc.	2.5%
Trimble, Inc.	2.4%
First American Financial Corp.	2.2%
Nomad Foods Ltd.	2.1%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

Effective March 29, 2024the Fund's Class R shares converted to Class A shares. For more complete information, you may review the Fund's prospectus, issued May 1, 2024.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

RSVAX — AR (12/24)

Victory RS Value Fund

Class C

Ticker: RVACX

Annual shareholder report — December 31, 2024

The annual shareholder report contains important information about Victory RS Value Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class C	$219	2.07%

What affected the Fund’s performance during the period?

Top contributors to performance:

  The Fund modestly underperformed the Russell Midcap® Value Index during 2024, despite generating strong stock performance from the communication services and utilities sectors.

Top detractors from performance:

  Cyclical headwinds in the automotive, agriculture, and health care sectors pressured shares of several names in the portfolio.

  In the automotive sector, higher cost of ownership through higher sticker prices and higher interest rates muted sales.

  In the agriculture sector, lower crop prices and stubbornly high input prices have led to lower profit margins for farmers.

  In the health care sector, an excess supply of lab space impacted the demand for medical office real estate.

In total, these near-term cyclical pressures have not changed our longer-term outlook for investments in these sectors.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower. Class C is not subject to an initial sales charge, but is subject to Contingent Deferred Sales Charge (“CDSC”) of 1.00% on shares redeemed within one year of purchase. Net Asset Value ("NAV") does not reflect sales charges.

Growth of $10,000 Investment

	Victory RS Value Fund Class C @ NAV - $19,609	Victory RS Value Fund Class C @ CDSC - $19,609	Russell 1000® Index (regulatory broad based index) - $33,560	Russell Midcap® Value Index - $21,798
12/14	$10,000	$10,000	$10,000	$10,000
12/15	$9,308	$9,308	$10,092	$9,522
12/16	$10,240	$10,240	$11,308	$11,426
12/17	$11,933	$11,933	$13,761	$12,951
12/18	$10,572	$10,572	$13,102	$11,359
12/19	$13,778	$13,778	$17,220	$14,433
12/20	$13,316	$13,316	$20,830	$15,150
12/21	$16,816	$16,816	$26,340	$19,443
12/22	$16,191	$16,191	$21,302	$17,104
12/23	$17,409	$17,409	$26,953	$19,278
12/24	$19,609	$19,609	$33,560	$21,798

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Year	10 Year
Class C @ NAV	11.75%	6.99%	6.97%
Class C @ CDSC	10.75%	6.99%	6.97%
Russell 1000®IndexFootnote Reference1	24.51%	14.28%	12.87%
Russell Midcap® Value IndexFootnote Reference2	13.07%	8.59%	8.10%
Footnote	Description
Footnote[1]	The unmanaged Russell 1000® Index measures the performance of the large-cap segment of the U.S. equity universe.
Footnote[2]	The unmanaged Russell Midcap® Value Index is a market-capitalization-weighted index that measures the performance of Russell Midcap® Index companies with relatively lower price-to-book ratios and lower forecasted growth.

FUND STATISTICS

($ amounts in 000s)

Net Assets	$275,432
Number of Holdings	61
Investment Advisory Fees	$2,411
Portfolio Turnover	39%

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Materials	4.6%
Energy	5.1%
Utilities	5.9%
Consumer Discretionary	6.2%
Real Estate	6.8%
Consumer Staples	6.8%
Health Care	7.3%
Information Technology	9.4%
Industrials	18.0%
Financials	23.7%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

Globe Life, Inc.	3.8%
U.S. Foods Holding Corp.	2.7%
KeyCorp	2.7%
Cboe Global Markets, Inc.	2.7%
Teva Pharmaceutical Industries Ltd., ADR	2.5%
SS&C Technologies Holdings, Inc.	2.5%
Littelfuse, Inc.	2.5%
Trimble, Inc.	2.4%
First American Financial Corp.	2.2%
Nomad Foods Ltd.	2.1%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

There were no material fund changes during the year ended December 31, 2024.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

RVACX — AR (12/24)

Victory RS Value Fund

Class Y

Ticker: RSVYX

Annual shareholder report — December 31, 2024

The annual shareholder report contains important information about Victory RS Value Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class Y	$113	1.06%

What affected the Fund’s performance during the period?

Top contributors to performance:

  The Fund modestly underperformed the Russell Midcap® Value Index during 2024, despite generating strong stock performance from the communication services and utilities sectors.

Top detractors from performance:

  Cyclical headwinds in the automotive, agriculture, and health care sectors pressured shares of several names in the portfolio.

  In the automotive sector, higher cost of ownership through higher sticker prices and higher interest rates muted sales.

  In the agriculture sector, lower crop prices and stubbornly high input prices have led to lower profit margins for farmers.

  In the health care sector, an excess supply of lab space impacted the demand for medical office real estate.

In total, these near-term cyclical pressures have not changed our longer-term outlook for investments in these sectors.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

	Victory RS Value Fund Class Y - $21,365	Russell 1000® Index (regulatory broad based index) - $33,560	Russell Midcap® Value Index - $21,798
12/14	$10,000	$10,000	$10,000
12/15	$9,401	$10,092	$9,522
12/16	$10,448	$11,308	$11,426
12/17	$12,298	$13,761	$12,951
12/18	$11,002	$13,102	$11,359
12/19	$14,488	$17,220	$14,433
12/20	$14,146	$20,830	$15,150
12/21	$18,045	$26,340	$19,443
12/22	$17,556	$21,302	$17,104
12/23	$18,918	$26,953	$19,278
12/24	$21,365	$33,560	$21,798

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Year	10 Year
Class Y	12.94%	8.08%	7.89%
Russell 1000®IndexFootnote Reference1	24.51%	14.28%	12.87%
Russell Midcap® Value IndexFootnote Reference2	13.07%	8.59%	8.10%
Footnote	Description
Footnote[1]	The unmanaged Russell 1000® Index measures the performance of the large-cap segment of the U.S. equity universe.
Footnote[2]	The unmanaged Russell Midcap® Value Index is a market-capitalization-weighted index that measures the performance of Russell Midcap® Index companies with relatively lower price-to-book ratios and lower forecasted growth.

FUND STATISTICS

($ amounts in 000s)

Net Assets	$275,432
Number of Holdings	61
Investment Advisory Fees	$2,411
Portfolio Turnover	39%

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Materials	4.6%
Energy	5.1%
Utilities	5.9%
Consumer Discretionary	6.2%
Real Estate	6.8%
Consumer Staples	6.8%
Health Care	7.3%
Information Technology	9.4%
Industrials	18.0%
Financials	23.7%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

Globe Life, Inc.	3.8%
U.S. Foods Holding Corp.	2.7%
KeyCorp	2.7%
Cboe Global Markets, Inc.	2.7%
Teva Pharmaceutical Industries Ltd., ADR	2.5%
SS&C Technologies Holdings, Inc.	2.5%
Littelfuse, Inc.	2.5%
Trimble, Inc.	2.4%
First American Financial Corp.	2.2%
Nomad Foods Ltd.	2.1%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

There were no material fund changes during the year ended December 31, 2024.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

RSVYX — AR (12/24)

Victory RS Large Cap Alpha Fund

Class A

Ticker: GPAFX

Annual shareholder report — December 31, 2024

The annual shareholder report contains important information about Victory RS Large Cap Alpha Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$98	0.89%

What affected the Fund’s performance during the period?

In 2024, the Fund’s focus on investing in businesses with improving return on invested capital continued to generate strong results.

Top contributors to performance:

  The Fund’s performance was led by strong stock selection in the utilities, communication services, and financial services sectors.

  Within the utilities sector, Vistra Corp. generated strong results benefiting from a business shift as well as increasing electricity demand as the world shifts to artificial intelligence.

  In the communication services sector, TKO Group Holdings, Inc. was also a positive contributor, benefiting from growing demand for both its Ultimate Fighting Championship and World Wrestling Entertainment franchises.

  Within the financial services sector, performance was strong across the large money center banks, as increased capital markets activity propelled the stocks.

Top detractors from performance:

  The Fund was negatively impacted during the year by some of its consumer holdings.

  LKQ Corp., a distributor of after-market auto parts, was negatively impacted by higher insurance costs and rising inflation. While we were disappointed to see a slowdown in the business in 2024, which negatively impacted the stock, our investment outlook for this investment remains unchanged.

  Cash flows and earnings for Mondelez International, Inc., Class A, one of the largest chocolate and snack product companies, were negatively impacted by a dramatic rise in cocoa prices.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower. The maximum offering price (“MOP”) figures reflect a maximum sales charge of 5.75% for Class A. Net Asset Value ("NAV") does not reflect sales charges.

Growth of $10,000 Investment

	Victory RS Large Cap Alpha Fund Class A @ NAV - $23,766	Victory RS Large Cap Alpha Fund Class A @ MOP - $22,401	S&P 500® Index (regulatory broad based index) - $34,254	Russell 1000® Value Index - $22,580
12/14	$10,000	$9,426	$10,000	$10,000
12/15	$9,797	$9,234	$10,138	$9,617
12/16	$10,646	$10,035	$11,351	$11,285
12/17	$12,596	$11,873	$13,829	$12,827
12/18	$11,423	$10,767	$13,223	$11,767
12/19	$14,933	$14,076	$17,386	$14,890
12/20	$14,779	$13,931	$20,585	$15,306
12/21	$18,179	$17,135	$26,494	$19,157
12/22	$17,339	$16,344	$21,696	$17,713
12/23	$19,637	$18,510	$27,399	$19,743
12/24	$23,766	$22,401	$34,254	$22,580

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Year	10 Year
Class A @ NAV	21.02%Footnote Reference	9.74%	9.04%
Class A @ MOP	14.07%	8.45%	8.40%
S&P 500®IndexFootnote Reference1	25.02%	14.53%	13.10%
Russell 1000® Value IndexFootnote Reference2	14.37%	8.68%	8.49%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
Footnote[1]	The unmanaged S&P 500® Index is a market-capitalization-weighted index that measures the performance of the common stocks of 500 leading U.S. companies.
Footnote[2]	The unmanaged Russell 1000® Value Index is a market-capitalization-weighted index that measures the performance of Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth rates.

FUND STATISTICS

($ amounts in 000s)

Net Assets	$531,971
Number of Holdings	52
Investment Advisory Fees	$2,631
Portfolio Turnover	27%

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Utilities	2.8%
Materials	3.0%
Consumer Discretionary	3.2%
Energy	6.8%
Communication Services	6.9%
Consumer Staples	7.7%
Information Technology	8.7%
Industrials	15.3%
Health Care	16.4%
Financials	22.7%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

Citigroup, Inc.	3.7%
KeyCorp	3.5%
Keurig Dr. Pepper, Inc.	3.0%
Exxon Mobil Corp.	2.9%
U.S. Foods Holding Corp.	2.9%
TKO Group Holdings, Inc.	2.7%
Teva Pharmaceutical Industries Ltd., ADR	2.7%
Cboe Global Markets, Inc.	2.5%
SS&C Technologies Holdings, Inc.	2.5%
Merck & Co., Inc.	2.5%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

Effective March 29, 2024the Fund's Class R shares converted to Class A shares. For more complete information, you may review the Fund's prospectus, issued May 1, 2024.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

GPAFX — AR (12/24)

Victory RS Large Cap Alpha Fund

Class C

Ticker: RCOCX

Annual shareholder report — December 31, 2024

The annual shareholder report contains important information about Victory RS Large Cap Alpha Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class C	$186	1.69%

What affected the Fund’s performance during the period?

In 2024, the Fund’s focus on investing in businesses with improving return on invested capital continued to generate strong results.

Top contributors to performance:

  The Fund’s performance was led by strong stock selection in the utilities, communication services, and financial services sectors.

  Within the utilities sector, Vistra Corp. generated strong results benefiting from a business shift as well as increasing electricity demand as the world shifts to artificial intelligence.

  In the communication services sector, TKO Group Holdings, Inc. was also a positive contributor, benefiting from growing demand for both its Ultimate Fighting Championship and World Wrestling Entertainment franchises.

  Within the financial services sector, performance was strong across the large money center banks, as increased capital markets activity propelled the stocks.

Top detractors from performance:

  The Fund was negatively impacted during the year by some of its consumer holdings.

  LKQ Corp., a distributor of after-market auto parts, was negatively impacted by higher insurance costs and rising inflation. While we were disappointed to see a slowdown in the business in 2024, which negatively impacted the stock, our investment outlook for this investment remains unchanged.

  Cash flows and earnings for Mondelez International, Inc., Class A, one of the largest chocolate and snack product companies, were negatively impacted by a dramatic rise in cocoa prices.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower. Class C is not subject to an initial sales charge, but is subject to Contingent Deferred Sales Charge (“CDSC”) of 1.00% on shares redeemed within one year of purchase. Net Asset Value ("NAV") does not reflect sales charges.

Growth of $10,000 Investment

	Victory RS Large Cap Alpha Fund Class C @ NAV - $22,292	Victory RS Large Cap Alpha Fund Class C @ CDSC - $22,292	S&P 500® Index (regulatory broad based index) - $34,254	Russell 1000® Value Index - $22,580
12/14	$10,000	$10,000	$10,000	$10,000
12/15	$9,720	$9,720	$10,138	$9,617
12/16	$10,479	$10,479	$11,351	$11,285
12/17	$12,298	$12,298	$13,829	$12,827
12/18	$11,064	$11,064	$13,223	$11,767
12/19	$14,350	$14,350	$17,386	$14,890
12/20	$14,085	$14,085	$20,585	$15,306
12/21	$17,191	$17,191	$26,494	$19,157
12/22	$16,264	$16,264	$21,696	$17,713
12/23	$18,419	$18,419	$27,399	$19,743
12/24	$22,292	$22,292	$34,254	$22,580

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Year	10 Year
Class C @ NAV	20.02%Footnote Reference	8.86%	8.35%
Class C @ CDSC	19.02%	8.86%	8.35%
S&P 500®IndexFootnote Reference1	25.02%	14.53%	13.10%
Russell 1000® Value IndexFootnote Reference2	14.37%	8.68%	8.49%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
Footnote[1]	The unmanaged S&P 500® Index is a market-capitalization-weighted index that measures the performance of the common stocks of 500 leading U.S. companies.
Footnote[2]	The unmanaged Russell 1000® Value Index is a market-capitalization-weighted index that measures the performance of Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth rates.

FUND STATISTICS

($ amounts in 000s)

Net Assets	$531,971
Number of Holdings	52
Investment Advisory Fees	$2,631
Portfolio Turnover	27%

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Utilities	2.8%
Materials	3.0%
Consumer Discretionary	3.2%
Energy	6.8%
Communication Services	6.9%
Consumer Staples	7.7%
Information Technology	8.7%
Industrials	15.3%
Health Care	16.4%
Financials	22.7%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

Citigroup, Inc.	3.7%
KeyCorp	3.5%
Keurig Dr. Pepper, Inc.	3.0%
Exxon Mobil Corp.	2.9%
U.S. Foods Holding Corp.	2.9%
TKO Group Holdings, Inc.	2.7%
Teva Pharmaceutical Industries Ltd., ADR	2.7%
Cboe Global Markets, Inc.	2.5%
SS&C Technologies Holdings, Inc.	2.5%
Merck & Co., Inc.	2.5%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

There were no material fund changes during the year ended December 31, 2024.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

RCOCX — AR (12/24)

Victory RS Large Cap Alpha Fund

Class Y

Ticker: RCEYX

Annual shareholder report — December 31, 2024

The annual shareholder report contains important information about Victory RS Large Cap Alpha Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class Y	$75	0.68%

What affected the Fund’s performance during the period?

In 2024, the Fund’s focus on investing in businesses with improving return on invested capital continued to generate strong results.

Top contributors to performance:

  The Fund’s performance was led by strong stock selection in the utilities, communication services, and financial services sectors.

  Within the utilities sector, Vistra Corp. generated strong results benefiting from a business shift as well as increasing electricity demand as the world shifts to artificial intelligence.

  In the communication services sector, TKO Group Holdings, Inc. was also a positive contributor, benefiting from growing demand for both its Ultimate Fighting Championship and World Wrestling Entertainment franchises.

  Within the financial services sector, performance was strong across the large money center banks, as increased capital markets activity propelled the stocks.

Top detractors from performance:

  The Fund was negatively impacted during the year by some of its consumer holdings.

  LKQ Corp., a distributor of after-market auto parts, was negatively impacted by higher insurance costs and rising inflation. While we were disappointed to see a slowdown in the business in 2024, which negatively impacted the stock, our investment outlook for this investment remains unchanged.

  Cash flows and earnings for Mondelez International, Inc., Class A, one of the largest chocolate and snack product companies, were negatively impacted by a dramatic rise in cocoa prices.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

	Victory RS Large Cap Alpha Fund Class Y - $24,265	S&P 500® Index (regulatory broad based index) - $34,254	Russell 1000® Value Index - $22,580
12/14	$10,000	$10,000	$10,000
12/15	$9,818	$10,138	$9,617
12/16	$10,690	$11,351	$11,285
12/17	$12,675	$13,829	$12,827
12/18	$11,520	$13,223	$11,767
12/19	$15,089	$17,386	$14,890
12/20	$14,963	$20,585	$15,306
12/21	$18,447	$26,494	$19,157
12/22	$17,630	$21,696	$17,713
12/23	$20,012	$27,399	$19,743
12/24	$24,265	$34,254	$22,580

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Year	10 Year
Class Y	21.25%Footnote Reference	9.97%	9.27%
S&P 500®IndexFootnote Reference1	25.02%	14.53%	13.10%
Russell 1000® Value IndexFootnote Reference2	14.37%	8.68%	8.49%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
Footnote[1]	The unmanaged S&P 500® Index is a market-capitalization-weighted index that measures the performance of the common stocks of 500 leading U.S. companies.
Footnote[2]	The unmanaged Russell 1000® Value Index is a market-capitalization-weighted index that measures the performance of Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth rates.

FUND STATISTICS

($ amounts in 000s)

Net Assets	$531,971
Number of Holdings	52
Investment Advisory Fees	$2,631
Portfolio Turnover	27%

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Utilities	2.8%
Materials	3.0%
Consumer Discretionary	3.2%
Energy	6.8%
Communication Services	6.9%
Consumer Staples	7.7%
Information Technology	8.7%
Industrials	15.3%
Health Care	16.4%
Financials	22.7%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

Citigroup, Inc.	3.7%
KeyCorp	3.5%
Keurig Dr. Pepper, Inc.	3.0%
Exxon Mobil Corp.	2.9%
U.S. Foods Holding Corp.	2.9%
TKO Group Holdings, Inc.	2.7%
Teva Pharmaceutical Industries Ltd., ADR	2.7%
Cboe Global Markets, Inc.	2.5%
SS&C Technologies Holdings, Inc.	2.5%
Merck & Co., Inc.	2.5%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

There were no material fund changes during the year ended December 31, 2024.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

RCEYX — AR (12/24)

Victory RS Investors Fund

Class A

Ticker: RSINX

Annual shareholder report — December 31, 2024

The annual shareholder report contains important information about Victory RS Investors Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$147	1.33%

What affected the Fund’s performance during the period?

Top contributors to performance:

  In 2024, strong performance from the Fund’s stock selection in the utilities and financials sectors aided relative positive performance.

  In the utilities sector, holdings in Vistra Corp. generated strong results.

  In the financials sector, the Fund’s ownership of The Progressive Corp. and Fairfax Financial Holdings Ltd. contributed positively to the Fund's returns.

Top detractors from performance:

  The Fund’s stock selection in the information technology and consumer discretionary sectors detracted from performance.

  In the information technology sector, Verint Systems, Inc. detracted from performance.

  In the consumer discretionary sector, LKQ Corp. was also a drag on performance.

Holdings are subject to change. There is no guarantee that securities mentioned remain in or out of the Fund.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower. The maximum offering price (“MOP”) figures reflect a maximum sales charge of 5.75% for Class A. Net Asset Value ("NAV") does not reflect sales charges.

Growth of $10,000 Investment

	Victory RS Investors Fund Class A @ NAV - $23,566	Victory RS Investors Fund Class A @ MOP - $22,211	Russell 3000® Index (regulatory broad based index) - $32,604	Russell 3000® Value Index - $22,400
12/14	$10,000	$9,425	$10,000	$10,000
12/15	$9,591	$9,039	$10,048	$9,587
12/16	$10,541	$9,934	$11,327	$11,351
12/17	$12,257	$11,552	$13,721	$12,848
12/18	$11,109	$10,470	$13,002	$11,746
12/19	$14,221	$13,403	$17,035	$14,831
12/20	$13,982	$13,178	$20,593	$15,257
12/21	$17,580	$16,570	$25,877	$19,128
12/22	$17,227	$16,237	$20,907	$17,601
12/23	$19,496	$18,375	$26,334	$19,653
12/24	$23,566	$22,211	$32,604	$22,400

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Year	10 Year
Class A @ NAV	20.87%Footnote Reference	10.63%	8.95%
Class A @ MOP	13.90%	9.33%	8.31%
Russell 3000®IndexFootnote Reference1	23.81%	13.86%	12.55%
Russell 3000® Value IndexFootnote Reference2	13.98%	8.60%	8.40%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
Footnote[1]	The unmanaged Russell 3000® Index is a market-capitalization-weighted index that measures the performance of the 3,000 largest U.S. stocks by market capitalization and covers 98% of the investable U.S. equity universe.
Footnote[2]	The unmanaged Russell 3000® Value Index is a market-capitalization-weighted index that measures the performance of those companies in the Russell 3000® index with lower price-to-book ratios and lower forecasted growth values.

FUND STATISTICS

($ amounts in 000s)

Net Assets	$61,668
Number of Holdings	30
Investment Advisory Fees	$506
Portfolio Turnover	74%

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Consumer Discretionary	2.6%
Communication Services	2.7%
Materials	3.3%
Real Estate	6.9%
Health Care	7.5%
Energy	7.5%
Information Technology	9.2%
Consumer Staples	10.9%
Industrials	12.1%
FinancialsFootnote Reference**	32.5%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

Globe Life, Inc.	5.0%
Prosperity Bancshares, Inc.	4.5%
Trimble, Inc.	4.3%
Howard Hughes Holdings, Inc.	4.3%
White Mountains Insurance Group Ltd.	4.0%
Cboe Global Markets, Inc.	4.0%
U.S. Foods Holding Corp.	3.8%
SS&C Technologies Holdings, Inc.	3.8%
Keurig Dr. Pepper, Inc.	3.6%
Nomad Foods Ltd.	3.6%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

Effective March 29, 2024the Fund's Class R shares converted to Class A shares. For more complete information, you may review the Fund's prospectus, issued May 1, 2024.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

RSINX — AR (12/24)

Victory RS Investors Fund

Class C

Ticker: RIVCX

Annual shareholder report — December 31, 2024

The annual shareholder report contains important information about Victory RS Investors Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class C	$228	2.07%

What affected the Fund’s performance during the period?

Top contributors to performance:

  In 2024, strong performance from the Fund’s stock selection in the utilities and financials sectors aided relative positive performance.

  In the utilities sector, holdings in Vistra Corp. generated strong results.

  In the financials sector, the Fund’s ownership of The Progressive Corp. and Fairfax Financial Holdings Ltd. contributed positively to the Fund's returns.

Top detractors from performance:

  The Fund’s stock selection in the information technology and consumer discretionary sectors detracted from performance.

  In the information technology sector, Verint Systems, Inc. detracted from performance.

  In the consumer discretionary sector, LKQ Corp. was also a drag on performance.

Holdings are subject to change. There is no guarantee that securities mentioned remain in or out of the Fund.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower. Class C is not subject to an initial sales charge, but is subject to Contingent Deferred Sales Charge (“CDSC”) of 1.00% on shares redeemed within one year of purchase. Net Asset Value ("NAV") does not reflect sales charges.

Growth of $10,000 Investment

	Victory RS Investors Fund Class C @ NAV - $22,208	Victory RS Investors Fund Class C @ CDSC - $22,208	Russell 3000® Index (regulatory broad based index) - $32,604	Russell 3000® Value Index - $22,400
12/14	$10,000	$10,000	$10,000	$10,000
12/15	$9,519	$9,519	$10,048	$9,587
12/16	$10,383	$10,383	$11,327	$11,351
12/17	$11,991	$11,991	$13,721	$12,848
12/18	$10,782	$10,782	$13,002	$11,746
12/19	$13,702	$13,702	$17,035	$14,831
12/20	$13,370	$13,370	$20,593	$15,257
12/21	$16,684	$16,684	$25,877	$19,128
12/22	$16,235	$16,235	$20,907	$17,601
12/23	$18,373	$18,373	$26,334	$19,653
12/24	$22,208	$22,208	$32,604	$22,400

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Year	10 Year
Class C @ NAV	19.92%Footnote Reference	9.81%	8.31%
Class C @ CDSC	18.92%	9.81%	8.31%
Russell 3000®IndexFootnote Reference1	23.81%	13.86%	12.55%
Russell 3000® Value IndexFootnote Reference2	13.98%	8.60%	8.40%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
Footnote[1]	The unmanaged Russell 3000® Index is a market-capitalization-weighted index that measures the performance of the 3,000 largest U.S. stocks by market capitalization and covers 98% of the investable U.S. equity universe.
Footnote[2]	The unmanaged Russell 3000® Value Index is a market-capitalization-weighted index that measures the performance of those companies in the Russell 3000® index with lower price-to-book ratios and lower forecasted growth values.

FUND STATISTICS

($ amounts in 000s)

Net Assets	$61,668
Number of Holdings	30
Investment Advisory Fees	$506
Portfolio Turnover	74%

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Consumer Discretionary	2.6%
Communication Services	2.7%
Materials	3.3%
Real Estate	6.9%
Health Care	7.5%
Energy	7.5%
Information Technology	9.2%
Consumer Staples	10.9%
Industrials	12.1%
FinancialsFootnote Reference**	32.5%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

Globe Life, Inc.	5.0%
Prosperity Bancshares, Inc.	4.5%
Trimble, Inc.	4.3%
Howard Hughes Holdings, Inc.	4.3%
White Mountains Insurance Group Ltd.	4.0%
Cboe Global Markets, Inc.	4.0%
U.S. Foods Holding Corp.	3.8%
SS&C Technologies Holdings, Inc.	3.8%
Keurig Dr. Pepper, Inc.	3.6%
Nomad Foods Ltd.	3.6%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

There were no material fund changes during the year ended December 31, 2024.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

RIVCX — AR (12/24)

Victory RS Investors Fund

Class Y

Ticker: RSIYX

Annual shareholder report — December 31, 2024

The annual shareholder report contains important information about Victory RS Investors Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class Y	$116	1.05%

What affected the Fund’s performance during the period?

Top contributors to performance:

  In 2024, strong performance from the Fund’s stock selection in the utilities and financials sectors aided relative positive performance.

  In the utilities sector, holdings in Vistra Corp. generated strong results.

  In the financials sector, the Fund’s ownership of The Progressive Corp. and Fairfax Financial Holdings Ltd. contributed positively to the Fund's returns.

Top detractors from performance:

  The Fund’s stock selection in the information technology and consumer discretionary sectors detracted from performance.

  In the information technology sector, Verint Systems, Inc. detracted from performance.

  In the consumer discretionary sector, LKQ Corp. was also a drag on performance.

Holdings are subject to change. There is no guarantee that securities mentioned remain in or out of the Fund.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

	Victory RS Investors Fund Class Y - $24,239	Russell 3000® Index (regulatory broad based index) - $32,604	Russell 3000® Value Index - $22,400
12/14	$10,000	$10,000	$10,000
12/15	$9,617	$10,048	$9,587
12/16	$10,595	$11,327	$11,351
12/17	$12,353	$13,721	$12,848
12/18	$11,234	$13,002	$11,746
12/19	$14,419	$17,035	$14,831
12/20	$14,215	$20,593	$15,257
12/21	$17,921	$25,877	$19,128
12/22	$17,610	$20,907	$17,601
12/23	$19,991	$26,334	$19,653
12/24	$24,239	$32,604	$22,400

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Year	10 Year
Class Y	21.25%Footnote Reference	10.95%	9.26%
Russell 3000®IndexFootnote Reference1	23.81%	13.86%	12.55%
Russell 3000® Value IndexFootnote Reference2	13.98%	8.60%	8.40%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
Footnote[1]	The unmanaged Russell 3000® Index is a market-capitalization-weighted index that measures the performance of the 3,000 largest U.S. stocks by market capitalization and covers 98% of the investable U.S. equity universe.
Footnote[2]	The unmanaged Russell 3000® Value Index is a market-capitalization-weighted index that measures the performance of those companies in the Russell 3000® index with lower price-to-book ratios and lower forecasted growth values.

FUND STATISTICS

($ amounts in 000s)

Net Assets	$61,668
Number of Holdings	30
Investment Advisory Fees	$506
Portfolio Turnover	74%

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Consumer Discretionary	2.6%
Communication Services	2.7%
Materials	3.3%
Real Estate	6.9%
Health Care	7.5%
Energy	7.5%
Information Technology	9.2%
Consumer Staples	10.9%
Industrials	12.1%
FinancialsFootnote Reference**	32.5%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

Globe Life, Inc.	5.0%
Prosperity Bancshares, Inc.	4.5%
Trimble, Inc.	4.3%
Howard Hughes Holdings, Inc.	4.3%
White Mountains Insurance Group Ltd.	4.0%
Cboe Global Markets, Inc.	4.0%
U.S. Foods Holding Corp.	3.8%
SS&C Technologies Holdings, Inc.	3.8%
Keurig Dr. Pepper, Inc.	3.6%
Nomad Foods Ltd.	3.6%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

There were no material fund changes during the year ended December 31, 2024.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

RSIYX — AR (12/24)

Victory Global Energy Transition Fund

Class A

Ticker: RSNRX

Annual shareholder report — December 31, 2024

The annual shareholder report contains important information about Victory Global Energy Transition Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$160	1.48%

What affected the Fund’s performance during the period?

Top contributors to performance:

  Investments in North American natural gas, base metals, and oil & gas pipelines industries were the largest contributors to performance.

  Both commodity mix and stock selection generated a positive impact relative to broad natural resource indices with stock selection driving the majority of the outperfomance, consistent with our investment process and focus on company-specific value creation.

Top detractors from performance:

  Minor metals, industrial metals, and precious metals industries were the largest detractors.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower. The maximum offering price (“MOP”) figures reflect a maximum sales charge of 5.75% for Class A. Net Asset Value ("NAV") does not reflect sales charges.

Growth of $10,000 Investment

	Victory Global Energy Transition Fund Class A @ NAV - $13,049	Victory Global Energy Transition Fund Class A @ MOP - $12,301	S&P 500® Index (regulatory broad based index) - $34,254	S&P North American Natural Resources Sector Index - $15,861	MSCI World Commodity Producers Index - $14,937
12/14	$10,000	$9,426	$10,000	$10,000	$10,000
12/15	$6,183	$5,828	$10,138	$7,572	$7,438
12/16	$9,468	$8,925	$11,351	$9,910	$9,709
12/17	$9,565	$9,016	$13,829	$10,032	$10,921
12/18	$5,183	$4,886	$13,223	$7,918	$9,404
12/19	$3,914	$3,689	$17,386	$9,314	$10,498
12/20	$4,984	$4,698	$20,585	$7,544	$8,913
12/21	$9,122	$8,598	$26,494	$10,557	$11,746
12/22	$12,315	$11,608	$21,696	$14,154	$15,519
12/23	$11,246	$10,601	$27,399	$14,672	$15,769
12/24	$13,049	$12,301	$34,254	$15,861	$14,937

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Year	10 Year
Class A @ NAV	16.03%Footnote Reference	27.23%Footnote Reference	2.70%
Class A @ MOP	9.36%	25.74%	2.09%
S&P 500®IndexFootnote Reference1	25.02%	14.53%	13.10%
MSCI World Commodity Producers IndexFootnote Reference2	-5.28%	7.31%	4.09%
S&P North American Natural Resources Sector IndexFootnote Reference3	8.11%	11.23%	4.72%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
Footnote[1]	The unmanaged S&P 500® Index is a market-capitalization-weighted index that measures the performance of the common stocks of 500 leading U.S. companies.
Footnote[2]	The unmanaged MSCI World Commodity Producers Index captures the global opportunity set of commodity producers in the energy, metal and agricultural sectors. Constituents are selected from the equity universe of MSCI World, the parent index, which covers large- and mid-cap securities across developed markets.
Footnote[3]	The unmanaged S&P North American Natural Resources Sector Index is a modified cap-weighted index designed as a benchmark for U.S.-traded securities in the natural resources sector. The index includes companies involved in the following categories: extractive industries, energy companies, owners and operations or timber tracts, forestry services, producers of pulp and paper, and owners of plantations.

FUND STATISTICS

($ amounts in 000s)

Net Assets	$321,661
Number of Holdings	25
Investment Advisory Fees	$3,236
Portfolio Turnover	57%

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Industrials	3.4%
EnergyFootnote Reference**	45.3%
MaterialsFootnote Reference**	46.6%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

Compass Minerals International, Inc.	10.4%
Range Resources Corp.	7.3%
Whitecap Resources, Inc.	6.8%
First Quantum Minerals Ltd.	6.6%
Ivanhoe Electric, Inc.,US	6.1%
MAC Copper Ltd.	6.0%
ARC Resources Ltd.	4.8%
Linde PLC	4.8%
Peyto Exploration & Development Corp.	4.7%
Antero Resources Corp.	4.7%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

Effective March 29, 2024the Fund's Class R shares converted to Class A shares. For more complete information, you may review the Fund's prospectus, issued May 1, 2024.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

RSNRX — AR (12/24)

Victory Global Energy Transition Fund

Class C

Ticker: RGNCX

Annual shareholder report — December 31, 2024

The annual shareholder report contains important information about Victory Global Energy Transition Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class C	$245	2.28%

What affected the Fund’s performance during the period?

Top contributors to performance:

  Investments in North American natural gas, base metals, and oil & gas pipelines industries were the largest contributors to performance.

  Both commodity mix and stock selection generated a positive impact relative to broad natural resource indices with stock selection driving the majority of the outperfomance, consistent with our investment process and focus on company-specific value creation.

Top detractors from performance:

  Minor metals, industrial metals, and precious metals industries were the largest detractors.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower. Class C is not subject to an initial sales charge, but is subject to Contingent Deferred Sales Charge (“CDSC”) of 1.00% on shares redeemed within one year of purchase. Net Asset Value ("NAV") does not reflect sales charges.

Growth of $10,000 Investment

	Victory Global Energy Transition Fund Class C @ NAV - $12,239	Victory Global Energy Transition Fund Class C @ CDSC - $12,239	S&P 500® Index (regulatory broad based index) - $34,254	S&P North American Natural Resources Sector Index - $15,861	MSCI World Commodity Producers Index - $14,937
12/14	$10,000	$10,000	$10,000	$10,000	$10,000
12/15	$6,133	$6,133	$10,138	$7,572	$7,438
12/16	$9,318	$9,318	$11,351	$9,910	$9,709
12/17	$9,340	$9,340	$13,829	$10,032	$10,921
12/18	$5,019	$5,019	$13,223	$7,918	$9,404
12/19	$3,759	$3,759	$17,386	$9,314	$10,498
12/20	$4,748	$4,748	$20,585	$7,544	$8,913
12/21	$8,623	$8,623	$26,494	$10,557	$11,746
12/22	$11,550	$11,550	$21,696	$14,154	$15,519
12/23	$10,548	$10,548	$27,399	$14,672	$15,769
12/24	$12,239	$12,239	$34,254	$15,861	$14,937

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Year	10 Year
Class C @ NAV	15.08%Footnote Reference	26.21%Footnote Reference	2.04%
Class C @ CDSC	14.08%	26.21%	2.04%
S&P 500®IndexFootnote Reference1	25.02%	14.53%	13.10%
MSCI World Commodity Producers IndexFootnote Reference2	-5.28%	7.31%	4.09%
S&P North American Natural Resources Sector IndexFootnote Reference3	8.11%	11.23%	4.72%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
Footnote[1]	The unmanaged S&P 500® Index is a market-capitalization-weighted index that measures the performance of the common stocks of 500 leading U.S. companies.
Footnote[2]	The unmanaged MSCI World Commodity Producers Index captures the global opportunity set of commodity producers in the energy, metal and agricultural sectors. Constituents are selected from the equity universe of MSCI World, the parent index, which covers large- and mid-cap securities across developed markets.
Footnote[3]	The unmanaged S&P North American Natural Resources Sector Index is a modified cap-weighted index designed as a benchmark for U.S.-traded securities in the natural resources sector. The index includes companies involved in the following categories: extractive industries, energy companies, owners and operations or timber tracts, forestry services, producers of pulp and paper, and owners of plantations.

FUND STATISTICS

($ amounts in 000s)

Net Assets	$321,661
Number of Holdings	25
Investment Advisory Fees	$3,236
Portfolio Turnover	57%

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Industrials	3.4%
EnergyFootnote Reference**	45.3%
MaterialsFootnote Reference**	46.6%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

Compass Minerals International, Inc.	10.4%
Range Resources Corp.	7.3%
Whitecap Resources, Inc.	6.8%
First Quantum Minerals Ltd.	6.6%
Ivanhoe Electric, Inc.,US	6.1%
MAC Copper Ltd.	6.0%
ARC Resources Ltd.	4.8%
Linde PLC	4.8%
Peyto Exploration & Development Corp.	4.7%
Antero Resources Corp.	4.7%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

There were no material fund changes during the year ended December 31, 2024.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

RGNCX — AR (12/24)

Victory Global Energy Transition Fund

Class Y

Ticker: RSNYX

Annual shareholder report — December 31, 2024

The annual shareholder report contains important information about Victory Global Energy Transition Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class Y	$124	1.15%

What affected the Fund’s performance during the period?

Top contributors to performance:

  Investments in North American natural gas, base metals, and oil & gas pipelines industries were the largest contributors to performance.

  Both commodity mix and stock selection generated a positive impact relative to broad natural resource indices with stock selection driving the majority of the outperfomance, consistent with our investment process and focus on company-specific value creation.

Top detractors from performance:

  Minor metals, industrial metals, and precious metals industries were the largest detractors.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

	Victory Global Energy Transition Fund Class Y - $13,478	S&P 500® Index (regulatory broad based index) - $34,254	S&P North American Natural Resources Sector Index - $15,861	MSCI World Commodity Producers Index - $14,937
12/14	$10,000	$10,000	$10,000	$10,000
12/15	$6,201	$10,138	$7,572	$7,438
12/16	$9,529	$11,351	$9,910	$9,709
12/17	$9,659	$13,829	$10,032	$10,921
12/18	$5,251	$13,223	$7,918	$9,404
12/19	$3,974	$17,386	$9,314	$10,498
12/20	$5,081	$20,585	$7,544	$8,913
12/21	$9,330	$26,494	$10,557	$11,746
12/22	$12,638	$21,696	$14,154	$15,519
12/23	$11,581	$27,399	$14,672	$15,769
12/24	$13,478	$34,254	$15,861	$14,937

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Year	10 Year
Class Y	16.38%Footnote Reference	27.67%Footnote Reference	3.03%
S&P 500®IndexFootnote Reference1	25.02%	14.53%	13.10%
MSCI World Commodity Producers IndexFootnote Reference2	-5.28%	7.31%	4.09%
S&P North American Natural Resources Sector IndexFootnote Reference3	8.11%	11.23%	4.72%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
Footnote[1]	The unmanaged S&P 500® Index is a market-capitalization-weighted index that measures the performance of the common stocks of 500 leading U.S. companies.
Footnote[2]	The unmanaged MSCI World Commodity Producers Index captures the global opportunity set of commodity producers in the energy, metal and agricultural sectors. Constituents are selected from the equity universe of MSCI World, the parent index, which covers large- and mid-cap securities across developed markets.
Footnote[3]	The unmanaged S&P North American Natural Resources Sector Index is a modified cap-weighted index designed as a benchmark for U.S.-traded securities in the natural resources sector. The index includes companies involved in the following categories: extractive industries, energy companies, owners and operations or timber tracts, forestry services, producers of pulp and paper, and owners of plantations.

FUND STATISTICS

($ amounts in 000s)

Net Assets	$321,661
Number of Holdings	25
Investment Advisory Fees	$3,236
Portfolio Turnover	57%

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Industrials	3.4%
EnergyFootnote Reference**	45.3%
MaterialsFootnote Reference**	46.6%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

Compass Minerals International, Inc.	10.4%
Range Resources Corp.	7.3%
Whitecap Resources, Inc.	6.8%
First Quantum Minerals Ltd.	6.6%
Ivanhoe Electric, Inc.,US	6.1%
MAC Copper Ltd.	6.0%
ARC Resources Ltd.	4.8%
Linde PLC	4.8%
Peyto Exploration & Development Corp.	4.7%
Antero Resources Corp.	4.7%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

There were no material fund changes during the year ended December 31, 2024.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

RSNYX — AR (12/24)

Victory RS Small Cap Growth Fund

Class A

Ticker: RSEGX

Annual shareholder report — December 31, 2024

The annual shareholder report contains important information about Victory RS Small Cap Growth Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$148	1.40%

What affected the Fund’s performance during the period?

The Fund’s absolute performance during the period was hindered in part by the relative performance of secular small-cap growth stocks as small growth, as defined by the Russell 2000® Growth Index (the "Index"), significantly underperformed large growth, as defined by the Russell 1000® Growth Index. A "secular small-cap stock" refers to a small-cap company that is positioned to benefit from long-term, sustained industry trends that are not closely tied to short-term economic cycles. In other words, the company is likely to experience growth even during market turndowns.

We believe the multi-year underperformance of innovative smaller-cap growth stocks has created an outsized opportunity for smaller-cap growth stocks, as current valuations (defined as the forward price-to-earnings ratio, excluding non-earners) of the Index are the cheapest since the 1979 inception of the Index relative to the Russell 1000® Growth Index (per FactSet).

Top contributors to performance:

  Fund performance relative to the Index was positively impacted during the year by stock selection in the information technology, consumer staples, and financials sectors.

Top detractors from performance:

  The largest detractor from performance relative to the Index was the Fund’s holdings of securities in the health care sector.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower. The maximum offering price (“MOP”) figures reflect a maximum sales charge of 5.75% for Class A. Net Asset Value ("NAV") does not reflect sales charges.

Growth of $10,000 Investment

	Victory RS Small Cap Growth Fund Class A @ NAV - $17,810	Victory RS Small Cap Growth Fund Class A @ MOP - $16,785	Russell 3000® Index (regulatory broad based index) - $32,604	Russell 2000® Growth Index - $21,772
12/14	$10,000	$9,425	$10,000	$10,000
12/15	$10,008	$9,432	$10,048	$9,862
12/16	$10,097	$9,516	$11,327	$10,978
12/17	$13,819	$13,024	$13,721	$13,411
12/18	$12,579	$11,855	$13,002	$12,163
12/19	$17,348	$16,350	$17,035	$15,628
12/20	$23,912	$22,537	$20,593	$21,040
12/21	$21,267	$20,044	$25,877	$21,636
12/22	$13,383	$12,613	$20,907	$15,933
12/23	$16,033	$15,111	$26,334	$18,906
12/24	$17,810	$16,785	$32,604	$21,772

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Year	10 Year
Class A @ NAV	11.08%	0.53%	5.94%
Class A @ MOP	4.69%	-0.66%	5.32%
Russell 3000®IndexFootnote Reference1	23.81%	13.86%	12.55%
Russell 2000® Growth IndexFootnote Reference2	15.15%	6.86%	8.09%
Footnote	Description
Footnote[1]	The unmanaged Russell 3000® Index is a market-capitalization-weighted index that measures the performance of the 3,000 largest U.S. stocks by market capitalization and covers 98% of the investable U.S. equity universe.
Footnote[2]	The unmanaged Russell 2000® Growth Index is a market-capitalization-weighted index that measures the performance of Russell 2000® Index companies with higher price-to-book ratios and forecasted growth values.

FUND STATISTICS

($ amounts in 000s)

Net Assets	$486,025
Number of Holdings	108
Investment Advisory Fees	$4,978
Portfolio Turnover	120%

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Real Estate	0.5%
Communication Services	0.9%
Energy	2.2%
Materials	2.6%
Consumer Staples	3.8%
Financials	9.4%
Consumer Discretionary	10.7%
Information Technology	21.0%
Industrials	23.1%
Health Care	24.8%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

FTAI Aviation Ltd.	2.5%
Semtech Corp.	2.2%
Under Armour, Inc., Class C	1.9%
Applied Industrial Technologies, Inc.	1.7%
Varonis Systems, Inc.	1.7%
Utz Brands, Inc.	1.6%
Champion Homes, Inc.	1.6%
Gitlab, Inc., Class A	1.5%
Modine Manufacturing Co.	1.5%
Fabrinet	1.5%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

Effective March 29, 2024the Fund's Class R shares converted to Class A shares. For more complete information, you may review the Fund's prospectus, issued May 1, 2024.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

RSEGX — AR (12/24)

Victory RS Small Cap Growth Fund

Class C

Ticker: REGWX

Annual shareholder report — December 31, 2024

The annual shareholder report contains important information about Victory RS Small Cap Growth Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class C	$227	2.16%

What affected the Fund’s performance during the period?

The Fund’s absolute performance during the period was hindered in part by the relative performance of secular small-cap growth stocks as small growth, as defined by the Russell 2000® Growth Index (the "Index"), significantly underperformed large growth, as defined by the Russell 1000® Growth Index. A "secular small-cap stock" refers to a small-cap company that is positioned to benefit from long-term, sustained industry trends that are not closely tied to short-term economic cycles. In other words, the company is likely to experience growth even during market turndowns.

We believe the multi-year underperformance of innovative smaller-cap growth stocks has created an outsized opportunity for smaller-cap growth stocks, as current valuations (defined as the forward price-to-earnings ratio, excluding non-earners) of the Index are the cheapest since the 1979 inception of the Index relative to the Russell 1000® Growth Index (per FactSet).

Top contributors to performance:

  Fund performance relative to the Index was positively impacted during the year by stock selection in the information technology, consumer staples, and financials sectors.

Top detractors from performance:

  The largest detractor from performance relative to the Index was the Fund’s holdings of securities in the health care sector.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower. Class C is not subject to an initial sales charge, but is subject to Contingent Deferred Sales Charge (“CDSC”) of 1.00% on shares redeemed within one year of purchase. Net Asset Value ("NAV") does not reflect sales charges.

Growth of $10,000 Investment

	Victory RS Small Cap Growth Fund Class C @ NAV - $16,761	Victory RS Small Cap Growth Fund Class C @ CDSC - $16,761	Russell 3000® Index (regulatory broad based index) - $32,604	Russell 2000® Growth Index - $21,772
12/14	$10,000	$10,000	$10,000	$10,000
12/15	$9,933	$9,933	$10,048	$9,862
12/16	$9,945	$9,945	$11,327	$10,978
12/17	$13,510	$13,510	$13,721	$13,411
12/18	$12,205	$12,205	$13,002	$12,163
12/19	$16,706	$16,706	$17,035	$15,628
12/20	$22,849	$22,849	$20,593	$21,040
12/21	$20,170	$20,170	$25,877	$21,636
12/22	$12,595	$12,595	$20,907	$15,933
12/23	$15,089	$15,089	$26,334	$18,906
12/24	$16,761	$16,761	$32,604	$21,772

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Year	10 Year
Class C @ NAV	10.23%	-0.24%	5.30%
Class C @ CDSC	9.23%	-0.24%	5.30%
Russell 3000®IndexFootnote Reference1	23.81%	13.86%	12.55%
Russell 2000® Growth IndexFootnote Reference2	15.15%	6.86%	8.09%
Footnote	Description
Footnote[1]	The unmanaged Russell 3000® Index is a market-capitalization-weighted index that measures the performance of the 3,000 largest U.S. stocks by market capitalization and covers 98% of the investable U.S. equity universe.
Footnote[2]	The unmanaged Russell 2000® Growth Index is a market-capitalization-weighted index that measures the performance of Russell 2000® Index companies with higher price-to-book ratios and forecasted growth values.

FUND STATISTICS

($ amounts in 000s)

Net Assets	$486,025
Number of Holdings	108
Investment Advisory Fees	$4,978
Portfolio Turnover	120%

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Real Estate	0.5%
Communication Services	0.9%
Energy	2.2%
Materials	2.6%
Consumer Staples	3.8%
Financials	9.4%
Consumer Discretionary	10.7%
Information Technology	21.0%
Industrials	23.1%
Health Care	24.8%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

FTAI Aviation Ltd.	2.5%
Semtech Corp.	2.2%
Under Armour, Inc., Class C	1.9%
Applied Industrial Technologies, Inc.	1.7%
Varonis Systems, Inc.	1.7%
Utz Brands, Inc.	1.6%
Champion Homes, Inc.	1.6%
Gitlab, Inc., Class A	1.5%
Modine Manufacturing Co.	1.5%
Fabrinet	1.5%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

There were no material fund changes during the year ended December 31, 2024.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

REGWX — AR (12/24)

Victory RS Small Cap Growth Fund

Class R6

Ticker: RSEJX

Annual shareholder report — December 31, 2024

The annual shareholder report contains important information about Victory RS Small Cap Growth Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class R6	$112	1.06%

What affected the Fund’s performance during the period?

The Fund’s absolute performance during the period was hindered in part by the relative performance of secular small-cap growth stocks as small growth, as defined by the Russell 2000® Growth Index (the "Index"), significantly underperformed large growth, as defined by the Russell 1000® Growth Index. A "secular small-cap stock" refers to a small-cap company that is positioned to benefit from long-term, sustained industry trends that are not closely tied to short-term economic cycles. In other words, the company is likely to experience growth even during market turndowns.

We believe the multi-year underperformance of innovative smaller-cap growth stocks has created an outsized opportunity for smaller-cap growth stocks, as current valuations (defined as the forward price-to-earnings ratio, excluding non-earners) of the Index are the cheapest since the 1979 inception of the Index relative to the Russell 1000® Growth Index (per FactSet).

Top contributors to performance:

  Fund performance relative to the Index was positively impacted during the year by stock selection in the information technology, consumer staples, and financials sectors.

Top detractors from performance:

  The largest detractor from performance relative to the Index was the Fund’s holdings of securities in the health care sector.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

	Victory RS Small Cap Growth Fund Class R6 - $15,345	Russell 3000® Index (regulatory broad based index) - $26,399	Russell 2000® Growth Index - $17,979
7/17Footnote Reference*	$10,000	$10,000	$10,000
12/17	$11,623	$11,110	$11,075
12/18	$10,617	$10,528	$10,044
12/19	$14,692	$13,793	$12,905
12/20	$20,321	$16,674	$17,375
12/21	$18,138	$20,953	$17,867
12/22	$11,453	$16,929	$13,158
12/23	$13,770	$21,323	$15,613
12/24	$15,345	$26,399	$17,979
Footnote	Description
Footnote*	Inception date for the Victory RS Small Cap Growth Fund, Class R6 is 7/12/2017.

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Year	Since Inception
Class R6	11.43%	0.87%	5.90%
Russell 3000®IndexFootnote Reference1	23.81%	13.86%	13.87%
Russell 2000® Growth IndexFootnote Reference2	15.15%	6.86%	8.17%
Footnote	Description
Footnote[1]	The unmanaged Russell 3000® Index is a market-capitalization-weighted index that measures the performance of the 3,000 largest U.S. stocks by market capitalization and covers 98% of the investable U.S. equity universe.
Footnote[2]	The unmanaged Russell 2000® Growth Index is a market-capitalization-weighted index that measures the performance of Russell 2000® Index companies with higher price-to-book ratios and forecasted growth values.

FUND STATISTICS

($ amounts in 000s)

Net Assets	$486,025
Number of Holdings	108
Investment Advisory Fees	$4,978
Portfolio Turnover	120%

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Real Estate	0.5%
Communication Services	0.9%
Energy	2.2%
Materials	2.6%
Consumer Staples	3.8%
Financials	9.4%
Consumer Discretionary	10.7%
Information Technology	21.0%
Industrials	23.1%
Health Care	24.8%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

FTAI Aviation Ltd.	2.5%
Semtech Corp.	2.2%
Under Armour, Inc., Class C	1.9%
Applied Industrial Technologies, Inc.	1.7%
Varonis Systems, Inc.	1.7%
Utz Brands, Inc.	1.6%
Champion Homes, Inc.	1.6%
Gitlab, Inc., Class A	1.5%
Modine Manufacturing Co.	1.5%
Fabrinet	1.5%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

There were no material fund changes during the year ended December 31, 2024.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

RSEJX — AR (12/24)

Victory RS Small Cap Growth Fund

Class Y

Ticker: RSYEX

Annual shareholder report — December 31, 2024

The annual shareholder report contains important information about Victory RS Small Cap Growth Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class Y	$119	1.13%

What affected the Fund’s performance during the period?

The Fund’s absolute performance during the period was hindered in part by the relative performance of secular small-cap growth stocks as small growth, as defined by the Russell 2000® Growth Index (the "Index"), significantly underperformed large growth, as defined by the Russell 1000® Growth Index. A "secular small-cap stock" refers to a small-cap company that is positioned to benefit from long-term, sustained industry trends that are not closely tied to short-term economic cycles. In other words, the company is likely to experience growth even during market turndowns.

We believe the multi-year underperformance of innovative smaller-cap growth stocks has created an outsized opportunity for smaller-cap growth stocks, as current valuations (defined as the forward price-to-earnings ratio, excluding non-earners) of the Index are the cheapest since the 1979 inception of the Index relative to the Russell 1000® Growth Index (per FactSet).

Top contributors to performance:

  Fund performance relative to the Index was positively impacted during the year by stock selection in the information technology, consumer staples, and financials sectors.

Top detractors from performance:

  The largest detractor from performance relative to the Index was the Fund’s holdings of securities in the health care sector.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

	Victory RS Small Cap Growth Fund Class Y - $18,299	Russell 3000® Index (regulatory broad based index) - $32,604	Russell 2000® Growth Index - $21,772
12/14	$10,000	$10,000	$10,000
12/15	$10,036	$10,048	$9,862
12/16	$10,152	$11,327	$10,978
12/17	$13,932	$13,721	$13,411
12/18	$12,717	$13,002	$12,163
12/19	$17,586	$17,035	$15,628
12/20	$24,307	$20,593	$21,040
12/21	$21,676	$25,877	$21,636
12/22	$13,677	$20,907	$15,933
12/23	$16,431	$26,334	$18,906
12/24	$18,299	$32,604	$21,772

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Year	10 Year
Class Y	11.37%	0.80%	6.23%
Russell 3000®IndexFootnote Reference1	23.81%	13.86%	12.55%
Russell 2000® Growth IndexFootnote Reference2	15.15%	6.86%	8.09%
Footnote	Description
Footnote[1]	The unmanaged Russell 3000® Index is a market-capitalization-weighted index that measures the performance of the 3,000 largest U.S. stocks by market capitalization and covers 98% of the investable U.S. equity universe.
Footnote[2]	The unmanaged Russell 2000® Growth Index is a market-capitalization-weighted index that measures the performance of Russell 2000® Index companies with higher price-to-book ratios and forecasted growth values.

FUND STATISTICS

($ amounts in 000s)

Net Assets	$486,025
Number of Holdings	108
Investment Advisory Fees	$4,978
Portfolio Turnover	120%

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Real Estate	0.5%
Communication Services	0.9%
Energy	2.2%
Materials	2.6%
Consumer Staples	3.8%
Financials	9.4%
Consumer Discretionary	10.7%
Information Technology	21.0%
Industrials	23.1%
Health Care	24.8%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

FTAI Aviation Ltd.	2.5%
Semtech Corp.	2.2%
Under Armour, Inc., Class C	1.9%
Applied Industrial Technologies, Inc.	1.7%
Varonis Systems, Inc.	1.7%
Utz Brands, Inc.	1.6%
Champion Homes, Inc.	1.6%
Gitlab, Inc., Class A	1.5%
Modine Manufacturing Co.	1.5%
Fabrinet	1.5%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

There were no material fund changes during the year ended December 31, 2024.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

RSYEX — AR (12/24)

Victory RS Select Growth Fund

Class A

Ticker: RSDGX

Annual shareholder report — December 31, 2024

The annual shareholder report contains important information about Victory RS Select Growth Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$156	1.40%

What affected the Fund’s performance during the period?

The Fund’s absolute performance during the period was hindered in part by the relative performance of secular growth stocks in the mid-cap segment of the Small-Mid universe, as the Russell Midcap® Growth Index underperformed mid value, as defined by the Russell Midcap® Value Index. A "secular growth stock" refers to a growth company that is positioned to benefit from long-term, sustained industry trends that are not closely tied to short-term economic cycles. In other words, the company is likely to experience growth even during market turndowns.

We believe the multi-year underperformance of innovative smaller-cap growth stocks has created an outsized opportunity for smaller-cap growth stocks, as current valuations (defined as the forward price-to-earnings ratio, excluding non-earners) of the Russell 2000® Growth Index are the cheapest since the 1979 inception of the index relative to the Russell 1000® Growth Index (per FactSet).

Top contributors to performance:

  Fund performance relative to the Russell 2500TM Growth Index (the "Index") was positively impacted during the year by stock selection in the information technology and consumer staples sectors.

Top detractors from performance:

  The largest detractors from performance relative to the Index were the health care and financials sectors.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower. The maximum offering price (“MOP”) figures reflect a maximum sales charge of 5.75% for Class A. Net Asset Value ("NAV") does not reflect sales charges.

Growth of $10,000 Investment

	Victory RS Select Growth Fund Class A @ NAV - $21,550	Victory RS Select Growth Fund Class A @ MOP - $20,310	Russell 3000® Index (regulatory broad based index) - $32,604	Russell 2500™ Growth Index - $24,677	Russell 2000® Growth Index - $21,772
12/14	$10,000	$9,424	$10,000	$10,000	$10,000
12/15	$9,962	$9,389	$10,048	$9,981	$9,862
12/16	$10,645	$10,032	$11,327	$10,952	$10,978
12/17	$12,465	$11,747	$13,721	$13,631	$13,411
12/18	$11,563	$10,897	$13,002	$12,613	$12,163
12/19	$15,297	$14,416	$17,035	$16,732	$15,628
12/20	$20,377	$19,204	$20,593	$23,503	$21,040
12/21	$21,782	$20,528	$25,877	$24,688	$21,636
12/22	$14,718	$13,871	$20,907	$18,217	$15,933
12/23	$17,460	$16,455	$26,334	$21,666	$18,906
12/24	$21,550	$20,310	$32,604	$24,677	$21,772

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Year	10 Year
Class A @ NAV	23.42%Footnote Reference	7.10%	7.98%
Class A @ MOP	16.34%	5.84%	7.34%
Russell 3000®IndexFootnote Reference1	23.81%	13.86%	12.55%
Russell 2500™ Growth IndexFootnote Reference2	13.90%	8.08%	9.45%
Russell 2000® Growth IndexFootnote Reference3	15.15%	6.86%	8.09%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
Footnote[1]	The unmanaged Russell 3000® Index is a market-capitalization-weighted index that measures the performance of the 3,000 largest U.S. stocks by market capitalization and covers 98% of the investable U.S. equity universe.
Footnote[2]	The unmanaged Russell 2500™ Growth Index is a market-capitalization-weighted index that measures the performance of those companies in the Russell 2500™ Index with higher price-to-book ratios and higher forecasted growth values.
Footnote[3]	The unmanaged Russell 2000® Growth Index is a market-capitalization-weighted index that measures the performance of Russell 2000® Index companies with higher price-to-book ratios and forecasted growth values.

FUND STATISTICS

($ amounts in 000s)

Net Assets	$95,996
Number of Holdings	63
Investment Advisory Fees	$956
Portfolio Turnover	129%

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Materials	1.3%
Energy	2.1%
Communication Services	3.0%
Consumer Staples	4.1%
Consumer Discretionary	9.3%
Financials	11.8%
Health Care	21.3%
Industrials	22.5%
Information Technology	23.6%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

Natera, Inc.	3.0%
Reddit, Inc., Class A	3.0%
Check Point Software Technologies Ltd.	3.0%
FTAI Aviation Ltd.	2.9%
Churchill Downs, Inc.	2.8%
Semtech Corp.	2.6%
American Eagle Outfitters, Inc.	2.5%
CyberArk Software Ltd.	2.5%
Clean Harbors, Inc.	2.5%
SpringWorks Therapeutics, Inc.	2.3%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

Effective March 29, 2024the Fund's Class R shares converted to Class A shares. For more complete information, you may review the Fund's prospectus, issued May 1, 2024.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

RSDGX — AR (12/24)

Victory RS Select Growth Fund

Class C

Ticker: RSGFX

Annual shareholder report — December 31, 2024

The annual shareholder report contains important information about Victory RS Select Growth Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class C	$242	2.18%

What affected the Fund’s performance during the period?

The Fund’s absolute performance during the period was hindered in part by the relative performance of secular growth stocks in the mid-cap segment of the Small-Mid universe, as the Russell Midcap® Growth Index underperformed mid value, as defined by the Russell Midcap® Value Index. A "secular growth stock" refers to a growth company that is positioned to benefit from long-term, sustained industry trends that are not closely tied to short-term economic cycles. In other words, the company is likely to experience growth even during market turndowns.

We believe the multi-year underperformance of innovative smaller-cap growth stocks has created an outsized opportunity for smaller-cap growth stocks, as current valuations (defined as the forward price-to-earnings ratio, excluding non-earners) of the Russell 2000® Growth Index are the cheapest since the 1979 inception of the index relative to the Russell 1000® Growth Index (per FactSet).

Top contributors to performance:

  Fund performance relative to the Russell 2500TM Growth Index (the "Index") was positively impacted during the year by stock selection in the information technology and consumer staples sectors.

Top detractors from performance:

  The largest detractors from performance relative to the Index were the health care and financials sectors.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower. Class C is not subject to an initial sales charge, but is subject to Contingent Deferred Sales Charge (“CDSC”) of 1.00% on shares redeemed within one year of purchase. Net Asset Value ("NAV") does not reflect sales charges.

Growth of $10,000 Investment

	Victory RS Select Growth Fund Class C @ NAV - $20,243	Victory RS Select Growth Fund Class C @ CDSC - $20,243	Russell 3000® Index (regulatory broad based index) - $32,604	Russell 2500™ Growth Index - $24,677	Russell 2000® Growth Index - $21,772
12/14	$10,000	$10,000	$10,000	$10,000	$10,000
12/15	$9,883	$9,883	$10,048	$9,981	$9,862
12/16	$10,479	$10,479	$11,327	$10,952	$10,978
12/17	$12,175	$12,175	$13,721	$13,631	$13,411
12/18	$11,204	$11,204	$13,002	$12,613	$12,163
12/19	$14,708	$14,708	$17,035	$16,732	$15,628
12/20	$19,444	$19,444	$20,593	$23,503	$21,040
12/21	$20,615	$20,615	$25,877	$24,688	$21,636
12/22	$13,825	$13,825	$20,907	$18,217	$15,933
12/23	$16,401	$16,401	$26,334	$21,666	$18,906
12/24	$20,243	$20,243	$32,604	$24,677	$21,772

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Year	10 Year
Class C @ NAV	22.38%Footnote Reference	6.26%	7.31%
Class C @ CDSC	21.38%	6.26%	7.31%
Russell 3000®IndexFootnote Reference1	23.81%	13.86%	12.55%
Russell 2500™ Growth IndexFootnote Reference2	13.90%	8.08%	9.45%
Russell 2000® Growth IndexFootnote Reference3	15.15%	6.86%	8.09%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
Footnote[1]	The unmanaged Russell 3000® Index is a market-capitalization-weighted index that measures the performance of the 3,000 largest U.S. stocks by market capitalization and covers 98% of the investable U.S. equity universe.
Footnote[2]	The unmanaged Russell 2500™ Growth Index is a market-capitalization-weighted index that measures the performance of those companies in the Russell 2500™ Index with higher price-to-book ratios and higher forecasted growth values.
Footnote[3]	The unmanaged Russell 2000® Growth Index is a market-capitalization-weighted index that measures the performance of Russell 2000® Index companies with higher price-to-book ratios and forecasted growth values.

FUND STATISTICS

($ amounts in 000s)

Net Assets	$95,996
Number of Holdings	63
Investment Advisory Fees	$956
Portfolio Turnover	129%

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Materials	1.3%
Energy	2.1%
Communication Services	3.0%
Consumer Staples	4.1%
Consumer Discretionary	9.3%
Financials	11.8%
Health Care	21.3%
Industrials	22.5%
Information Technology	23.6%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

Natera, Inc.	3.0%
Reddit, Inc., Class A	3.0%
Check Point Software Technologies Ltd.	3.0%
FTAI Aviation Ltd.	2.9%
Churchill Downs, Inc.	2.8%
Semtech Corp.	2.6%
American Eagle Outfitters, Inc.	2.5%
CyberArk Software Ltd.	2.5%
Clean Harbors, Inc.	2.5%
SpringWorks Therapeutics, Inc.	2.3%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

There were no material fund changes during the year ended December 31, 2024.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

RSGFX — AR (12/24)

Victory RS Select Growth Fund

Class R6

Ticker: RSSRX

Annual shareholder report — December 31, 2024

The annual shareholder report contains important information about Victory RS Select Growth Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class R6	$119	1.06%

What affected the Fund’s performance during the period?

The Fund’s absolute performance during the period was hindered in part by the relative performance of secular growth stocks in the mid-cap segment of the Small-Mid universe, as the Russell Midcap® Growth Index underperformed mid value, as defined by the Russell Midcap® Value Index. A "secular growth stock" refers to a growth company that is positioned to benefit from long-term, sustained industry trends that are not closely tied to short-term economic cycles. In other words, the company is likely to experience growth even during market turndowns.

We believe the multi-year underperformance of innovative smaller-cap growth stocks has created an outsized opportunity for smaller-cap growth stocks, as current valuations (defined as the forward price-to-earnings ratio, excluding non-earners) of the Russell 2000® Growth Index are the cheapest since the 1979 inception of the index relative to the Russell 1000® Growth Index (per FactSet).

Top contributors to performance:

  Fund performance relative to the Russell 2500TM Growth Index (the "Index") was positively impacted during the year by stock selection in the information technology and consumer staples sectors.

Top detractors from performance:

  The largest detractors from performance relative to the Index were the health care and financials sectors.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

	Victory RS Select Growth Fund Class R6 - $21,254	Russell 3000® Index (regulatory broad based index) - $29,876	Russell 2500™ Growth Index - $22,974	Russell 2000® Growth Index - $20,252
11/16Footnote Reference*	$10,000	$10,000	$10,000	$10,000
12/16	$10,215	$10,380	$10,196	$10,212
12/17	$12,001	$12,573	$12,690	$12,475
12/18	$11,171	$11,914	$11,742	$11,314
12/19	$14,831	$15,610	$15,577	$14,537
12/20	$19,822	$18,870	$21,881	$19,571
12/21	$21,255	$23,713	$22,984	$20,126
12/22	$14,408	$19,158	$16,960	$14,821
12/23	$17,163	$24,131	$20,171	$17,586
12/24	$21,254	$29,876	$22,974	$20,252
Footnote	Description
Footnote*	Inception date for the Victory RS Select Growth Fund, Class R6 is 11/15/2016.

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Year	Since Inception
Class R6	23.84%Footnote Reference	7.46%	9.72%
Russell 3000®IndexFootnote Reference1	23.81%	13.86%	14.41%
Russell 2500™ Growth IndexFootnote Reference2	13.90%	8.08%	10.77%
Russell 2000® Growth IndexFootnote Reference3	15.15%	6.86%	9.07%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
Footnote[1]	The unmanaged Russell 3000® Index is a market-capitalization-weighted index that measures the performance of the 3,000 largest U.S. stocks by market capitalization and covers 98% of the investable U.S. equity universe.
Footnote[2]	The unmanaged Russell 2500™ Growth Index is a market-capitalization-weighted index that measures the performance of those companies in the Russell 2500™ Index with higher price-to-book ratios and higher forecasted growth values.
Footnote[3]	The unmanaged Russell 2000® Growth Index is a market-capitalization-weighted index that measures the performance of Russell 2000® Index companies with higher price-to-book ratios and forecasted growth values.

FUND STATISTICS

($ amounts in 000s)

Net Assets	$95,996
Number of Holdings	63
Investment Advisory Fees	$956
Portfolio Turnover	129%

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Materials	1.3%
Energy	2.1%
Communication Services	3.0%
Consumer Staples	4.1%
Consumer Discretionary	9.3%
Financials	11.8%
Health Care	21.3%
Industrials	22.5%
Information Technology	23.6%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

Natera, Inc.	3.0%
Reddit, Inc., Class A	3.0%
Check Point Software Technologies Ltd.	3.0%
FTAI Aviation Ltd.	2.9%
Churchill Downs, Inc.	2.8%
Semtech Corp.	2.6%
American Eagle Outfitters, Inc.	2.5%
CyberArk Software Ltd.	2.5%
Clean Harbors, Inc.	2.5%
SpringWorks Therapeutics, Inc.	2.3%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

There were no material fund changes during the year ended December 31, 2024.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

RSSRX — AR (12/24)

Victory RS Select Growth Fund

Class Y

Ticker: RSSYX

Annual shareholder report — December 31, 2024

The annual shareholder report contains important information about Victory RS Select Growth Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class Y	$128	1.14%

What affected the Fund’s performance during the period?

The Fund’s absolute performance during the period was hindered in part by the relative performance of secular growth stocks in the mid-cap segment of the Small-Mid universe, as the Russell Midcap® Growth Index underperformed mid value, as defined by the Russell Midcap® Value Index. A "secular growth stock" refers to a growth company that is positioned to benefit from long-term, sustained industry trends that are not closely tied to short-term economic cycles. In other words, the company is likely to experience growth even during market turndowns.

We believe the multi-year underperformance of innovative smaller-cap growth stocks has created an outsized opportunity for smaller-cap growth stocks, as current valuations (defined as the forward price-to-earnings ratio, excluding non-earners) of the Russell 2000® Growth Index are the cheapest since the 1979 inception of the index relative to the Russell 1000® Growth Index (per FactSet).

Top contributors to performance:

  Fund performance relative to the Russell 2500TM Growth Index (the "Index") was positively impacted during the year by stock selection in the information technology and consumer staples sectors.

Top detractors from performance:

  The largest detractors from performance relative to the Index were the health care and financials sectors.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

	Victory RS Select Growth Fund Class Y - $22,116	Russell 3000® Index (regulatory broad based index) - $32,604	Russell 2500™ Growth Index - $24,677	Russell 2000® Growth Index - $21,772
12/14	$10,000	$10,000	$10,000	$10,000
12/15	$9,988	$10,048	$9,981	$9,862
12/16	$10,700	$11,327	$10,952	$10,978
12/17	$12,562	$13,721	$13,631	$13,411
12/18	$11,681	$13,002	$12,613	$12,163
12/19	$15,496	$17,035	$16,732	$15,628
12/20	$20,698	$20,593	$23,503	$21,040
12/21	$22,178	$25,877	$24,688	$21,636
12/22	$15,021	$20,907	$18,217	$15,933
12/23	$17,876	$26,334	$21,666	$18,906
12/24	$22,116	$32,604	$24,677	$21,772

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Year	10 Year
Class Y	23.72%Footnote Reference	7.37%	8.26%
Russell 3000®IndexFootnote Reference1	23.81%	13.86%	12.55%
Russell 2500™ Growth IndexFootnote Reference2	13.90%	8.08%	9.45%
Russell 2000® Growth IndexFootnote Reference3	15.15%	6.86%	8.09%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
Footnote[1]	The unmanaged Russell 3000® Index is a market-capitalization-weighted index that measures the performance of the 3,000 largest U.S. stocks by market capitalization and covers 98% of the investable U.S. equity universe.
Footnote[2]	The unmanaged Russell 2500™ Growth Index is a market-capitalization-weighted index that measures the performance of those companies in the Russell 2500™ Index with higher price-to-book ratios and higher forecasted growth values.
Footnote[3]	The unmanaged Russell 2000® Growth Index is a market-capitalization-weighted index that measures the performance of Russell 2000® Index companies with higher price-to-book ratios and forecasted growth values.

FUND STATISTICS

($ amounts in 000s)

Net Assets	$95,996
Number of Holdings	63
Investment Advisory Fees	$956
Portfolio Turnover	129%

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Materials	1.3%
Energy	2.1%
Communication Services	3.0%
Consumer Staples	4.1%
Consumer Discretionary	9.3%
Financials	11.8%
Health Care	21.3%
Industrials	22.5%
Information Technology	23.6%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

Natera, Inc.	3.0%
Reddit, Inc., Class A	3.0%
Check Point Software Technologies Ltd.	3.0%
FTAI Aviation Ltd.	2.9%
Churchill Downs, Inc.	2.8%
Semtech Corp.	2.6%
American Eagle Outfitters, Inc.	2.5%
CyberArk Software Ltd.	2.5%
Clean Harbors, Inc.	2.5%
SpringWorks Therapeutics, Inc.	2.3%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

There were no material fund changes during the year ended December 31, 2024.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

RSSYX — AR (12/24)

Victory RS Mid Cap Growth Fund

Class A

Ticker: RSMOX

Annual shareholder report — December 31, 2024

The annual shareholder report contains important information about Victory RS Mid Cap Growth Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$134	1.20%

What affected the Fund’s performance during the period?

The Fund’s absolute performance during the period was aided in part by the relative performance of secular mid-cap growth stocks as mid growth, as defined by the Russell Midcap® Growth Index (the "Index"), outperformed mid-cap value, as defined by the Russell Midcap® Value Index. A "secular mid-cap stock" refers to a mid-cap company that is positioned to benefit from long-term, sustained industry trends that are not closely tied to short-term economic cycles. In other words, the company is likely to experience growth even during market turndowns.

We continue to believe technology-oriented companies are better positioned for the longer term, as innovation has permanently sped up the adoption of these new technologies at the expense of legacy products and services.

Mid-cap growth stocks have outperformed their mid-cap value counterparts over 5-, 10-, and 15-year periods as of December 31, 2024, as measured by Russell.

Top contributors to performance:

  Fund performance relative to the Index was positively impacted during the year by stock selection in the information technology and consumer staples sectors.

Top detractors from performance:

  The largest detractors from performance relative to the Index were the consumer discretionary and financials sectors.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower. The maximum offering price (“MOP”) figures reflect a maximum sales charge of 5.75% for Class A. Net Asset Value ("NAV") does not reflect sales charges.

Growth of $10,000 Investment

	Victory RS Mid Cap Growth Fund Class A @ NAV - $20,405	Victory RS Mid Cap Growth Fund Class A @ MOP - $19,230	S&P 500® Index (regulatory broad based index) - $34,254	Russell Midcap® Growth Index - $29,803
12/14	$10,000	$9,424	$10,000	$10,000
12/15	$10,074	$9,495	$10,138	$9,980
12/16	$10,586	$9,977	$11,351	$10,711
12/17	$12,795	$12,059	$13,829	$13,418
12/18	$11,853	$11,170	$13,223	$12,780
12/19	$15,178	$14,305	$17,386	$17,314
12/20	$20,411	$19,236	$20,585	$23,475
12/21	$21,367	$20,137	$26,494	$26,463
12/22	$13,957	$13,154	$21,696	$19,392
12/23	$16,457	$15,510	$27,399	$24,408
12/24	$20,405	$19,230	$34,254	$29,803

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Year	10 Year
Class A @ NAV	23.99%Footnote Reference	6.10%	7.39%
Class A @ MOP	16.84%	4.85%	6.76%
S&P 500®IndexFootnote Reference1	25.02%	14.53%	13.10%
Russell Midcap® Growth IndexFootnote Reference2	22.10%	11.47%	11.54%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
Footnote[1]	The unmanaged S&P 500® Index is a market-capitalization-weighted index that measures the performance of the common stocks of 500 leading U.S. companies.
Footnote[2]	The unmanaged Russell Midcap® Growth Index is a market- capitalization-weighted index that measures the performance of those companies in the Russell Midcap® Index with higher price-to-book ratios and higher forecasted growth values.

FUND STATISTICS

($ amounts in 000s)

Net Assets	$76,513
Number of Holdings	82
Investment Advisory Fees	$642
Portfolio Turnover	126%

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Materials	0.7%
Consumer Staples	2.4%
Energy	2.8%
Communication Services	8.9%
Consumer Discretionary	12.1%
Health Care	14.1%
Financials	15.4%
Industrials	19.1%
Information Technology	24.3%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

AppLovin Corp., Class A	4.9%
Datadog, Inc., Class A	3.0%
FTAI Aviation Ltd.	2.9%
Reddit, Inc., Class A	2.8%
Palantir Technologies, Inc., Class A	2.8%
Natera, Inc.	2.7%
The Trade Desk, Inc., Class A	2.6%
Churchill Downs, Inc.	2.2%
Ameriprise Financial, Inc.	2.2%
Burlington Stores, Inc.	1.8%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

Effective March 29, 2024the Fund's Class R shares converted to Class A shares. For more complete information, you may review the Fund's prospectus, issued May 1, 2024.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

RSMOX — AR (12/24)

Victory RS Mid Cap Growth Fund

Class C

Ticker: RMOCX

Annual shareholder report — December 31, 2024

The annual shareholder report contains important information about Victory RS Mid Cap Growth Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class C	$235	2.11%

What affected the Fund’s performance during the period?

The Fund’s absolute performance during the period was aided in part by the relative performance of secular mid-cap growth stocks as mid growth, as defined by the Russell Midcap® Growth Index (the "Index"), outperformed mid-cap value, as defined by the Russell Midcap® Value Index. A "secular mid-cap stock" refers to a mid-cap company that is positioned to benefit from long-term, sustained industry trends that are not closely tied to short-term economic cycles. In other words, the company is likely to experience growth even during market turndowns.

We continue to believe technology-oriented companies are better positioned for the longer term, as innovation has permanently sped up the adoption of these new technologies at the expense of legacy products and services.

Mid-cap growth stocks have outperformed their mid-cap value counterparts over 5-, 10-, and 15-year periods as of December 31, 2024, as measured by Russell.

Top contributors to performance:

  Fund performance relative to the Index was positively impacted during the year by stock selection in the information technology and consumer staples sectors.

Top detractors from performance:

  The largest detractors from performance relative to the Index were the consumer discretionary and financials sectors.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower. Class C is not subject to an initial sales charge, but is subject to Contingent Deferred Sales Charge (“CDSC”) of 1.00% on shares redeemed within one year of purchase. Net Asset Value ("NAV") does not reflect sales charges.

Growth of $10,000 Investment

	Victory RS Mid Cap Growth Fund Class C @ NAV - $18,994	Victory RS Mid Cap Growth Fund Class C @ CDSC - $18,994	S&P 500® Index (regulatory broad based index) - $34,254	Russell Midcap® Growth Index - $29,803
12/14	$10,000	$10,000	$10,000	$10,000
12/15	$9,984	$9,984	$10,138	$9,980
12/16	$10,397	$10,397	$11,351	$10,711
12/17	$12,457	$12,457	$13,829	$13,418
12/18	$11,432	$11,432	$13,223	$12,780
12/19	$14,507	$14,507	$17,386	$17,314
12/20	$19,338	$19,338	$20,585	$23,475
12/21	$20,063	$20,063	$26,494	$26,463
12/22	$12,992	$12,992	$21,696	$19,392
12/23	$15,319	$15,319	$27,399	$24,408
12/24	$18,994	$18,994	$34,254	$29,803

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Year	10 Year
Class C @ NAV	22.87%Footnote Reference	5.14%	6.63%
Class C @ CDSC	21.87%	5.14%	6.63%
S&P 500®IndexFootnote Reference1	25.02%	14.53%	13.10%
Russell Midcap® Growth IndexFootnote Reference2	22.10%	11.47%	11.54%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
Footnote[1]	The unmanaged S&P 500® Index is a market-capitalization-weighted index that measures the performance of the common stocks of 500 leading U.S. companies.
Footnote[2]	The unmanaged Russell Midcap® Growth Index is a market- capitalization-weighted index that measures the performance of those companies in the Russell Midcap® Index with higher price-to-book ratios and higher forecasted growth values.

FUND STATISTICS

($ amounts in 000s)

Net Assets	$76,513
Number of Holdings	82
Investment Advisory Fees	$642
Portfolio Turnover	126%

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Materials	0.7%
Consumer Staples	2.4%
Energy	2.8%
Communication Services	8.9%
Consumer Discretionary	12.1%
Health Care	14.1%
Financials	15.4%
Industrials	19.1%
Information Technology	24.3%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

AppLovin Corp., Class A	4.9%
Datadog, Inc., Class A	3.0%
FTAI Aviation Ltd.	2.9%
Reddit, Inc., Class A	2.8%
Palantir Technologies, Inc., Class A	2.8%
Natera, Inc.	2.7%
The Trade Desk, Inc., Class A	2.6%
Churchill Downs, Inc.	2.2%
Ameriprise Financial, Inc.	2.2%
Burlington Stores, Inc.	1.8%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

There were no material fund changes during the year ended December 31, 2024.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

RMOCX — AR (12/24)

Victory RS Mid Cap Growth Fund

Class R6

Ticker: RMORX

Annual shareholder report — December 31, 2024

The annual shareholder report contains important information about Victory RS Mid Cap Growth Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class R6	$105	0.94%

What affected the Fund’s performance during the period?

The Fund’s absolute performance during the period was aided in part by the relative performance of secular mid-cap growth stocks as mid growth, as defined by the Russell Midcap® Growth Index (the "Index"), outperformed mid-cap value, as defined by the Russell Midcap® Value Index. A "secular mid-cap stock" refers to a mid-cap company that is positioned to benefit from long-term, sustained industry trends that are not closely tied to short-term economic cycles. In other words, the company is likely to experience growth even during market turndowns.

We continue to believe technology-oriented companies are better positioned for the longer term, as innovation has permanently sped up the adoption of these new technologies at the expense of legacy products and services.

Mid-cap growth stocks have outperformed their mid-cap value counterparts over 5-, 10-, and 15-year periods as of December 31, 2024, as measured by Russell.

Top contributors to performance:

  Fund performance relative to the Index was positively impacted during the year by stock selection in the information technology and consumer staples sectors.

Top detractors from performance:

  The largest detractors from performance relative to the Index were the consumer discretionary and financials sectors.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

	Victory RS Mid Cap Growth Fund Class R6 - $20,246	S&P 500® Index (regulatory broad based index) - $31,310	Russell Midcap® Growth Index - $28,369
11/16Footnote Reference*	$10,000	$10,000	$10,000
12/16	$10,282	$10,376	$10,196
12/17	$12,465	$12,641	$12,772
12/18	$11,574	$12,086	$12,165
12/19	$14,860	$15,892	$16,481
12/20	$20,040	$18,816	$22,345
12/21	$21,033	$24,217	$25,190
12/22	$13,778	$19,831	$18,459
12/23	$16,281	$25,044	$23,233
12/24	$20,246	$31,310	$28,369
Footnote	Description
Footnote*	Inception date for the Victory RS Mid Cap Growth Fund, Class R6 is 11/15/2016.

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Year	Since Inception
Class R6	24.35%Footnote Reference	6.38%	9.07%
S&P 500®IndexFootnote Reference1	25.02%	14.53%	15.07%
Russell Midcap® Growth IndexFootnote Reference2	22.10%	11.47%	13.69%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
Footnote[1]	The unmanaged S&P 500® Index is a market-capitalization-weighted index that measures the performance of the common stocks of 500 leading U.S. companies.
Footnote[2]	The unmanaged Russell Midcap® Growth Index is a market- capitalization-weighted index that measures the performance of those companies in the Russell Midcap® Index with higher price-to-book ratios and higher forecasted growth values.

FUND STATISTICS

($ amounts in 000s)

Net Assets	$76,513
Number of Holdings	82
Investment Advisory Fees	$642
Portfolio Turnover	126%

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Materials	0.7%
Consumer Staples	2.4%
Energy	2.8%
Communication Services	8.9%
Consumer Discretionary	12.1%
Health Care	14.1%
Financials	15.4%
Industrials	19.1%
Information Technology	24.3%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

AppLovin Corp., Class A	4.9%
Datadog, Inc., Class A	3.0%
FTAI Aviation Ltd.	2.9%
Reddit, Inc., Class A	2.8%
Palantir Technologies, Inc., Class A	2.8%
Natera, Inc.	2.7%
The Trade Desk, Inc., Class A	2.6%
Churchill Downs, Inc.	2.2%
Ameriprise Financial, Inc.	2.2%
Burlington Stores, Inc.	1.8%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

There were no material fund changes during the year ended December 31, 2024.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

RMORX — AR (12/24)

Victory RS Mid Cap Growth Fund

Class Y

Ticker: RMOYX

Annual shareholder report — December 31, 2024

The annual shareholder report contains important information about Victory RS Mid Cap Growth Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class Y	$107	0.95%

What affected the Fund’s performance during the period?

The Fund’s absolute performance during the period was aided in part by the relative performance of secular mid-cap growth stocks as mid growth, as defined by the Russell Midcap® Growth Index (the "Index"), outperformed mid-cap value, as defined by the Russell Midcap® Value Index. A "secular mid-cap stock" refers to a mid-cap company that is positioned to benefit from long-term, sustained industry trends that are not closely tied to short-term economic cycles. In other words, the company is likely to experience growth even during market turndowns.

We continue to believe technology-oriented companies are better positioned for the longer term, as innovation has permanently sped up the adoption of these new technologies at the expense of legacy products and services.

Mid-cap growth stocks have outperformed their mid-cap value counterparts over 5-, 10-, and 15-year periods as of December 31, 2024, as measured by Russell.

Top contributors to performance:

  Fund performance relative to the Index was positively impacted during the year by stock selection in the information technology and consumer staples sectors.

Top detractors from performance:

  The largest detractors from performance relative to the Index were the consumer discretionary and financials sectors.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

	Victory RS Mid Cap Growth Fund Class Y - $20,922	S&P 500® Index (regulatory broad based index) - $34,254	Russell Midcap® Growth Index - $29,803
12/14	$10,000	$10,000	$10,000
12/15	$10,102	$10,138	$9,980
12/16	$10,641	$11,351	$10,711
12/17	$12,896	$13,829	$13,418
12/18	$11,974	$13,223	$12,780
12/19	$15,370	$17,386	$17,314
12/20	$20,726	$20,585	$23,475
12/21	$21,753	$26,494	$26,463
12/22	$14,242	$21,696	$19,392
12/23	$16,833	$27,399	$24,408
12/24	$20,922	$34,254	$29,803

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Year	10 Year
Class Y	24.29%Footnote Reference	6.36%	7.66%
S&P 500®IndexFootnote Reference1	25.02%	14.53%	13.10%
Russell Midcap® Growth IndexFootnote Reference2	22.10%	11.47%	11.54%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
Footnote[1]	The unmanaged S&P 500® Index is a market-capitalization-weighted index that measures the performance of the common stocks of 500 leading U.S. companies.
Footnote[2]	The unmanaged Russell Midcap® Growth Index is a market- capitalization-weighted index that measures the performance of those companies in the Russell Midcap® Index with higher price-to-book ratios and higher forecasted growth values.

FUND STATISTICS

($ amounts in 000s)

Net Assets	$76,513
Number of Holdings	82
Investment Advisory Fees	$642
Portfolio Turnover	126%

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Materials	0.7%
Consumer Staples	2.4%
Energy	2.8%
Communication Services	8.9%
Consumer Discretionary	12.1%
Health Care	14.1%
Financials	15.4%
Industrials	19.1%
Information Technology	24.3%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

AppLovin Corp., Class A	4.9%
Datadog, Inc., Class A	3.0%
FTAI Aviation Ltd.	2.9%
Reddit, Inc., Class A	2.8%
Palantir Technologies, Inc., Class A	2.8%
Natera, Inc.	2.7%
The Trade Desk, Inc., Class A	2.6%
Churchill Downs, Inc.	2.2%
Ameriprise Financial, Inc.	2.2%
Burlington Stores, Inc.	1.8%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

There were no material fund changes during the year ended December 31, 2024.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

RMOYX — AR (12/24)

Victory RS Mid Cap Growth Fund

Member Class

Ticker: RMOMX

Annual shareholder report — December 31, 2024

The annual shareholder report contains important information about Victory RS Mid Cap Growth Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Member Class	$118	1.05%

What affected the Fund’s performance during the period?

The Fund’s absolute performance during the period was aided in part by the relative performance of secular mid-cap growth stocks as mid growth, as defined by the Russell Midcap® Growth Index (the "Index"), outperformed mid-cap value, as defined by the Russell Midcap® Value Index. A "secular mid-cap stock" refers to a mid-cap company that is positioned to benefit from long-term, sustained industry trends that are not closely tied to short-term economic cycles. In other words, the company is likely to experience growth even during market turndowns.

We continue to believe technology-oriented companies are better positioned for the longer term, as innovation has permanently sped up the adoption of these new technologies at the expense of legacy products and services.

Mid-cap growth stocks have outperformed their mid-cap value counterparts over 5-, 10-, and 15-year periods as of December 31, 2024, as measured by Russell.

Top contributors to performance:

  Fund performance relative to the Index was positively impacted during the year by stock selection in the information technology and consumer staples sectors.

Top detractors from performance:

  The largest detractors from performance relative to the Index were the consumer discretionary and financials sectors.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

	Victory RS Mid Cap Growth Fund Member Class - $11,861	S&P 500® Index (regulatory broad based index) - $18,938	Russell Midcap® Growth Index - $14,977
11/20Footnote Reference*	$10,000	$10,000	$10,000
12/20	$11,794	$11,381	$11,797
12/21	$12,369	$14,648	$13,299
12/22	$8,089	$11,995	$9,745
12/23	$9,552	$15,148	$12,266
12/24	$11,861	$18,938	$14,977
Footnote	Description
Footnote*	Inception date for the Victory RS Mid Cap Growth Fund, Member Class is 11/3/2020.

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	Since Inception
Member Class	24.17%Footnote Reference	4.19%
S&P 500®IndexFootnote Reference1	25.02%	16.58%
Russell Midcap® Growth IndexFootnote Reference2	22.10%	10.19%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
Footnote[1]	The unmanaged S&P 500® Index is a market-capitalization-weighted index that measures the performance of the common stocks of 500 leading U.S. companies.
Footnote[2]	The unmanaged Russell Midcap® Growth Index is a market- capitalization-weighted index that measures the performance of those companies in the Russell Midcap® Index with higher price-to-book ratios and higher forecasted growth values.

FUND STATISTICS

($ amounts in 000s)

Net Assets	$76,513
Number of Holdings	82
Investment Advisory Fees	$642
Portfolio Turnover	126%

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Materials	0.7%
Consumer Staples	2.4%
Energy	2.8%
Communication Services	8.9%
Consumer Discretionary	12.1%
Health Care	14.1%
Financials	15.4%
Industrials	19.1%
Information Technology	24.3%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

AppLovin Corp., Class A	4.9%
Datadog, Inc., Class A	3.0%
FTAI Aviation Ltd.	2.9%
Reddit, Inc., Class A	2.8%
Palantir Technologies, Inc., Class A	2.8%
Natera, Inc.	2.7%
The Trade Desk, Inc., Class A	2.6%
Churchill Downs, Inc.	2.2%
Ameriprise Financial, Inc.	2.2%
Burlington Stores, Inc.	1.8%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

There were no material fund changes during the year ended December 31, 2024.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

RMOMX — AR (12/24)

Victory RS Growth Fund

Class A

Ticker: RSGRX

Annual shareholder report — December 31, 2024

The annual shareholder report contains important information about Victory RS Growth Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$129	1.10%

What affected the Fund’s performance during the period?

Despite the challenging performance over the past few years for growth, large-cap growth stocks have outperformed their large-cap value counterparts over 5-, 10-, and 15-year periods as of December 31, 2024, as measured by Russell. Leadership in the technology sector, the sector that is the majority of Russell 1000® Growth Index (the "Index"), drove strong returns and in particular the largest mega-cap largest technology stocks in the Fund set the tone all year. Our approach has included exposure to smaller mid-cap companies that can grow faster than their larger cap peers and offer more compelling valuations.

Top contributors to performance:

  Fund performance relative to the Index was positively impacted during the year by stock selection in the technology, financials, and consumer staples sectors.

Top detractors from performance:

  The largest detractors from performance relative to the Index were the consumer discretionary and materials sectors.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower. The maximum offering price (“MOP”) figures reflect a maximum sales charge of 5.75% for Class A. Net Asset Value ("NAV") does not reflect sales charges.

Growth of $10,000 Investment

	Victory RS Growth Fund Class A @ NAV - $35,577	Victory RS Growth Fund Class A @ MOP - $33,529	S&P 500® Index (regulatory broad based index) - $34,254	Russell 1000® Growth Index - $47,152
12/14	$10,000	$9,424	$10,000	$10,000
12/15	$10,394	$9,795	$10,138	$10,567
12/16	$10,587	$9,977	$11,351	$11,314
12/17	$13,948	$13,145	$13,829	$14,733
12/18	$12,999	$12,250	$13,223	$14,510
12/19	$16,876	$15,905	$17,386	$19,790
12/20	$22,891	$21,573	$20,585	$27,408
12/21	$27,449	$25,869	$26,494	$34,971
12/22	$18,306	$17,252	$21,696	$24,782
12/23	$26,479	$24,955	$27,399	$35,358
12/24	$35,577	$33,529	$34,254	$47,152

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Year	10 Year
Class A @ NAV	34.36%Footnote Reference	16.09%Footnote Reference	13.53%
Class A @ MOP	26.65%	14.72%	12.86%
S&P 500®IndexFootnote Reference1	25.02%	14.53%	13.10%
Russell 1000® Growth IndexFootnote Reference2	33.36%	18.96%	16.78%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
Footnote[1]	The unmanaged S&P 500® Index is a market-capitalization-weighted index that measures the performance of the common stocks of 500 leading U.S. companies.
Footnote[2]	The unmanaged Russell 1000® Growth Index is a market-capitalization-weighted index that measures the performance of Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

FUND STATISTICS

($ amounts in 000s)

Net Assets	$347,729
Number of Holdings	41
Investment Advisory Fees	$2,406
Portfolio Turnover	50%

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Energy	0.4%
Consumer Staples	0.5%
Industrials	5.0%
Financials	7.0%
Health Care	7.8%
Consumer Discretionary	13.0%
Communication Services	14.6%
Information TechnologyFootnote Reference**	50.9%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

NVIDIA Corp.	11.5%
Apple, Inc.	10.9%
Microsoft Corp.	10.7%
Alphabet, Inc., Class C	5.6%
Amazon.com, Inc.	5.4%
Meta Platforms, Inc., Class A	5.4%
Tesla, Inc.	4.4%
Eli Lilly & Co.	3.8%
Visa, Inc., Class A	3.4%
Broadcom, Inc.	2.8%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

Effective March 29, 2024the Fund's Class R shares converted to Class A shares. For more complete information, you may review the Fund's prospectus, issued May 1, 2024.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

RSGRX — AR (12/24)

Victory RS Growth Fund

Class C

Ticker: RGWCX

Annual shareholder report — December 31, 2024

The annual shareholder report contains important information about Victory RS Growth Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class C	$225	1.93%

What affected the Fund’s performance during the period?

Despite the challenging performance over the past few years for growth, large-cap growth stocks have outperformed their large-cap value counterparts over 5-, 10-, and 15-year periods as of December 31, 2024, as measured by Russell. Leadership in the technology sector, the sector that is the majority of Russell 1000® Growth Index (the "Index"), drove strong returns and in particular the largest mega-cap largest technology stocks in the Fund set the tone all year. Our approach has included exposure to smaller mid-cap companies that can grow faster than their larger cap peers and offer more compelling valuations.

Top contributors to performance:

  Fund performance relative to the Index was positively impacted during the year by stock selection in the technology, financials, and consumer staples sectors.

Top detractors from performance:

  The largest detractors from performance relative to the Index were the consumer discretionary and materials sectors.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower. Class C is not subject to an initial sales charge, but is subject to Contingent Deferred Sales Charge (“CDSC”) of 1.00% on shares redeemed within one year of purchase. Net Asset Value ("NAV") does not reflect sales charges.

Growth of $10,000 Investment

	Victory RS Growth Fund Class C @ NAV - $33,286	Victory RS Growth Fund Class C @ CDSC - $33,286	S&P 500® Index (regulatory broad based index) - $34,254	Russell 1000® Growth Index - $47,152
12/14	$10,000	$10,000	$10,000	$10,000
12/15	$10,309	$10,309	$10,138	$10,567
12/16	$10,417	$10,417	$11,351	$11,314
12/17	$13,602	$13,602	$13,829	$14,733
12/18	$12,573	$12,573	$13,223	$14,510
12/19	$16,186	$16,186	$17,386	$19,790
12/20	$21,778	$21,778	$20,585	$27,408
12/21	$25,906	$25,906	$26,494	$34,971
12/22	$17,127	$17,127	$21,696	$24,782
12/23	$24,774	$24,774	$27,399	$35,358
12/24	$33,286	$33,286	$34,254	$47,152

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Year	10 Year
Class C @ NAV	33.23%Footnote Reference	15.13%Footnote Reference	12.78%
Class C @ CDSC	32.23%	15.13%	12.78%
S&P 500®IndexFootnote Reference1	25.02%	14.53%	13.10%
Russell 1000® Growth IndexFootnote Reference2	33.36%	18.96%	16.78%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
Footnote[1]	The unmanaged S&P 500® Index is a market-capitalization-weighted index that measures the performance of the common stocks of 500 leading U.S. companies.
Footnote[2]	The unmanaged Russell 1000® Growth Index is a market-capitalization-weighted index that measures the performance of Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

FUND STATISTICS

($ amounts in 000s)

Net Assets	$347,729
Number of Holdings	41
Investment Advisory Fees	$2,406
Portfolio Turnover	50%

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Energy	0.4%
Consumer Staples	0.5%
Industrials	5.0%
Financials	7.0%
Health Care	7.8%
Consumer Discretionary	13.0%
Communication Services	14.6%
Information TechnologyFootnote Reference**	50.9%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

NVIDIA Corp.	11.5%
Apple, Inc.	10.9%
Microsoft Corp.	10.7%
Alphabet, Inc., Class C	5.6%
Amazon.com, Inc.	5.4%
Meta Platforms, Inc., Class A	5.4%
Tesla, Inc.	4.4%
Eli Lilly & Co.	3.8%
Visa, Inc., Class A	3.4%
Broadcom, Inc.	2.8%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

There were no material fund changes during the year ended December 31, 2024.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

RGWCX — AR (12/24)

Victory RS Growth Fund

Class Y

Ticker: RGRYX

Annual shareholder report — December 31, 2024

The annual shareholder report contains important information about Victory RS Growth Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class Y	$97	0.83%

What affected the Fund’s performance during the period?

Despite the challenging performance over the past few years for growth, large-cap growth stocks have outperformed their large-cap value counterparts over 5-, 10-, and 15-year periods as of December 31, 2024, as measured by Russell. Leadership in the technology sector, the sector that is the majority of Russell 1000® Growth Index (the "Index"), drove strong returns and in particular the largest mega-cap largest technology stocks in the Fund set the tone all year. Our approach has included exposure to smaller mid-cap companies that can grow faster than their larger cap peers and offer more compelling valuations.

Top contributors to performance:

  Fund performance relative to the Index was positively impacted during the year by stock selection in the technology, financials, and consumer staples sectors.

Top detractors from performance:

  The largest detractors from performance relative to the Index were the consumer discretionary and materials sectors.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

	Victory RS Growth Fund Class Y - $36,531	S&P 500® Index (regulatory broad based index) - $34,254	Russell 1000® Growth Index - $47,152
12/14	$10,000	$10,000	$10,000
12/15	$10,420	$10,138	$10,567
12/16	$10,644	$11,351	$11,314
12/17	$14,055	$13,829	$14,733
12/18	$13,133	$13,223	$14,510
12/19	$17,097	$17,386	$19,790
12/20	$23,262	$20,585	$27,408
12/21	$27,965	$26,494	$34,971
12/22	$18,700	$21,696	$24,782
12/23	$27,125	$27,399	$35,358
12/24	$36,531	$34,254	$47,152

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Year	10 Year
Class Y	34.68%Footnote Reference	16.40%Footnote Reference	13.83%
S&P 500®IndexFootnote Reference1	25.02%	14.53%	13.10%
Russell 1000® Growth IndexFootnote Reference2	33.36%	18.96%	16.78%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
Footnote[1]	The unmanaged S&P 500® Index is a market-capitalization-weighted index that measures the performance of the common stocks of 500 leading U.S. companies.
Footnote[2]	The unmanaged Russell 1000® Growth Index is a market-capitalization-weighted index that measures the performance of Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

FUND STATISTICS

($ amounts in 000s)

Net Assets	$347,729
Number of Holdings	41
Investment Advisory Fees	$2,406
Portfolio Turnover	50%

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Energy	0.4%
Consumer Staples	0.5%
Industrials	5.0%
Financials	7.0%
Health Care	7.8%
Consumer Discretionary	13.0%
Communication Services	14.6%
Information TechnologyFootnote Reference**	50.9%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

NVIDIA Corp.	11.5%
Apple, Inc.	10.9%
Microsoft Corp.	10.7%
Alphabet, Inc., Class C	5.6%
Amazon.com, Inc.	5.4%
Meta Platforms, Inc., Class A	5.4%
Tesla, Inc.	4.4%
Eli Lilly & Co.	3.8%
Visa, Inc., Class A	3.4%
Broadcom, Inc.	2.8%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

There were no material fund changes during the year ended December 31, 2024.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

RGRYX — AR (12/24)

Victory RS Science and Technology Fund

Class A

Ticker: RSIFX

Annual shareholder report — December 31, 2024

The annual shareholder report contains important information about Victory RS Science and Technology Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$172	1.48%

What affected the Fund’s performance during the period?

The Fund’s relative underperfomance during the period was largely during the first half of the year, as the S&P North American Technology Sector Index™'s (the "Index") allocation to the narrow breadth of leadership in megacap technology outperformed the Fund’s stylistic allocation to lower market cap names and health care sector. Performance in the second half of the year was significantly improved due to style and stock selection.

We believe the underperformance of innovative smaller-cap information technology and health care stocks over the past two years has created an outsized opportunity for these segments relative to larger-cap information technology stocks and because current valuations (defined as the forward price-to-earnings, excluding non-earners) of the Russell 2000® Growth Index are near the cheapest since the 1979 inception of the index relative to the Russell 1000® Growth Index (per FactSet).

We continue to believe that innovative companies will grow at a much higher rate than the Index across market caps, so that the Fund’s holding will include a much more diversified set of companies than the Index.

Top contributors to performance:

  The Fund’s performance relative to the Index was positively impacted during the year by stock selection in the information technology sector, with the software and services industries particularly strong.

Top detractors from performance:

  The largest detractors from the Fund’s performance relative to the Index was the Fund’s active allocation to the health care sector, primarily in the biotechnology and pharmaceuticals industries.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower. The maximum offering price (“MOP”) figures reflect a maximum sales charge of 5.75% for Class A. Net Asset Value ("NAV") does not reflect sales charges.

Growth of $10,000 Investment

	Victory RS Science and Technology Fund Class A @ NAV - $35,960	Victory RS Science and Technology Fund Class A @ MOP - $33,885	S&P 500® Index (regulatory broad based index) - $34,254	S&P North American Technology Sector Index™ - $65,639
12/14	$10,000	$9,423	$10,000	$10,000
12/15	$10,589	$9,978	$10,138	$10,991
12/16	$12,050	$11,355	$11,351	$12,481
12/17	$17,441	$16,434	$13,829	$17,196
12/18	$17,314	$16,315	$13,223	$17,691
12/19	$24,121	$22,730	$17,386	$25,243
12/20	$39,806	$37,510	$20,585	$36,640
12/21	$36,125	$34,040	$26,494	$46,313
12/22	$20,407	$19,230	$21,696	$29,937
12/23	$27,053	$25,493	$27,399	$48,237
12/24	$35,960	$33,885	$34,254	$65,639

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Year	10 Year
Class A @ NAV	32.92%Footnote Reference	8.31%	13.65%
Class A @ MOP	25.30%	7.03%	12.98%
S&P 500®IndexFootnote Reference1	25.02%	14.53%	13.10%
S&P North American Technology Sector Index™Footnote Reference2	36.08%	21.06%	20.70%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
Footnote[1]	The unmanaged S&P 500® Index is a market-capitalization-weighted index that measures the performance of the common stocks of 500 leading U.S. companies.
Footnote[2]	The unmanaged S&P North American Technology Sector Index™ is a modified capitalization-weighted index based on a universe of technology-related stocks.

FUND STATISTICS

($ amounts in 000s)

Net Assets	$204,534
Number of Holdings	88
Investment Advisory Fees	$1,889
Portfolio Turnover	39%

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Financials	2.9%
Consumer Discretionary	4.5%
Communication Services	14.1%
Health Care	24.0%
Information TechnologyFootnote Reference**	54.0%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

NVIDIA Corp.	7.9%
Microsoft Corp.	7.2%
Meta Platforms, Inc., Class A	7.0%
AppLovin Corp., Class A	6.9%
Amazon.com, Inc.	4.5%
Eli Lilly & Co.	3.3%
ServiceNow, Inc.	3.0%
Netflix, Inc.	2.9%
Fair Isaac Corp.	2.9%
Reddit, Inc., Class A	2.8%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

Effective March 29, 2024the Fund's Class R shares converted to Class A shares. For more complete information, you may review the Fund's prospectus, issued May 1, 2024.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

RSIFX — AR (12/24)

Victory RS Science and Technology Fund

Class C

Ticker: RINCX

Annual shareholder report — December 31, 2024

The annual shareholder report contains important information about Victory RS Science and Technology Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class C	$264	2.28%

What affected the Fund’s performance during the period?

The Fund’s relative underperfomance during the period was largely during the first half of the year, as the S&P North American Technology Sector Index™'s (the "Index") allocation to the narrow breadth of leadership in megacap technology outperformed the Fund’s stylistic allocation to lower market cap names and health care sector. Performance in the second half of the year was significantly improved due to style and stock selection.

We believe the underperformance of innovative smaller-cap information technology and health care stocks over the past two years has created an outsized opportunity for these segments relative to larger-cap information technology stocks and because current valuations (defined as the forward price-to-earnings, excluding non-earners) of the Russell 2000® Growth Index are near the cheapest since the 1979 inception of the index relative to the Russell 1000® Growth Index (per FactSet).

We continue to believe that innovative companies will grow at a much higher rate than the Index across market caps, so that the Fund’s holding will include a much more diversified set of companies than the Index.

Top contributors to performance:

  The Fund’s performance relative to the Index was positively impacted during the year by stock selection in the information technology sector, with the software and services industries particularly strong.

Top detractors from performance:

  The largest detractors from the Fund’s performance relative to the Index was the Fund’s active allocation to the health care sector, primarily in the biotechnology and pharmaceuticals industries.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower. Class C is not subject to an initial sales charge, but is subject to Contingent Deferred Sales Charge (“CDSC”) of 1.00% on shares redeemed within one year of purchase. Net Asset Value ("NAV") does not reflect sales charges.

Growth of $10,000 Investment

	Victory RS Science and Technology Fund Class C @ NAV - $33,746	Victory RS Science and Technology Fund Class C @ CDSC - $33,746	S&P 500® Index (regulatory broad based index) - $34,254	S&P North American Technology Sector Index™ - $65,639
12/14	$10,000	$10,000	$10,000	$10,000
12/15	$10,508	$10,508	$10,138	$10,991
12/16	$11,860	$11,860	$11,351	$12,481
12/17	$17,044	$17,044	$13,829	$17,196
12/18	$16,775	$16,775	$13,223	$17,691
12/19	$23,194	$23,194	$17,386	$25,243
12/20	$37,972	$37,972	$20,585	$36,640
12/21	$34,164	$34,164	$26,494	$46,313
12/22	$19,151	$19,151	$21,696	$29,937
12/23	$25,388	$25,388	$27,399	$48,237
12/24	$33,746	$33,746	$34,254	$65,639

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Year	10 Year
Class C @ NAV	31.76%Footnote Reference	7.44%	12.93%
Class C @ CDSC	30.76%	7.44%	12.93%
S&P 500®IndexFootnote Reference1	25.02%	14.53%	13.10%
S&P North American Technology Sector Index™Footnote Reference2	36.08%	21.06%	20.70%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
Footnote[1]	The unmanaged S&P 500® Index is a market-capitalization-weighted index that measures the performance of the common stocks of 500 leading U.S. companies.
Footnote[2]	The unmanaged S&P North American Technology Sector Index™ is a modified capitalization-weighted index based on a universe of technology-related stocks.

FUND STATISTICS

($ amounts in 000s)

Net Assets	$204,534
Number of Holdings	88
Investment Advisory Fees	$1,889
Portfolio Turnover	39%

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Financials	2.9%
Consumer Discretionary	4.5%
Communication Services	14.1%
Health Care	24.0%
Information TechnologyFootnote Reference**	54.0%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

NVIDIA Corp.	7.9%
Microsoft Corp.	7.2%
Meta Platforms, Inc., Class A	7.0%
AppLovin Corp., Class A	6.9%
Amazon.com, Inc.	4.5%
Eli Lilly & Co.	3.3%
ServiceNow, Inc.	3.0%
Netflix, Inc.	2.9%
Fair Isaac Corp.	2.9%
Reddit, Inc., Class A	2.8%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

There were no material fund changes during the year ended December 31, 2024.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

RINCX — AR (12/24)

Victory RS Science and Technology Fund

Class Y

Ticker: RIFYX

Annual shareholder report — December 31, 2024

The annual shareholder report contains important information about Victory RS Science and Technology Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class Y	$145	1.24%

What affected the Fund’s performance during the period?

The Fund’s relative underperfomance during the period was largely during the first half of the year, as the S&P North American Technology Sector Index™'s (the "Index") allocation to the narrow breadth of leadership in megacap technology outperformed the Fund’s stylistic allocation to lower market cap names and health care sector. Performance in the second half of the year was significantly improved due to style and stock selection.

We believe the underperformance of innovative smaller-cap information technology and health care stocks over the past two years has created an outsized opportunity for these segments relative to larger-cap information technology stocks and because current valuations (defined as the forward price-to-earnings, excluding non-earners) of the Russell 2000® Growth Index are near the cheapest since the 1979 inception of the index relative to the Russell 1000® Growth Index (per FactSet).

We continue to believe that innovative companies will grow at a much higher rate than the Index across market caps, so that the Fund’s holding will include a much more diversified set of companies than the Index.

Top contributors to performance:

  The Fund’s performance relative to the Index was positively impacted during the year by stock selection in the information technology sector, with the software and services industries particularly strong.

Top detractors from performance:

  The largest detractors from the Fund’s performance relative to the Index was the Fund’s active allocation to the health care sector, primarily in the biotechnology and pharmaceuticals industries.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

	Victory RS Science and Technology Fund Class Y - $36,805	S&P 500® Index (regulatory broad based index) - $34,254	S&P North American Technology Sector Index™ - $65,639
12/14	$10,000	$10,000	$10,000
12/15	$10,611	$10,138	$10,991
12/16	$12,104	$11,351	$12,481
12/17	$17,563	$13,829	$17,196
12/18	$17,474	$13,223	$17,691
12/19	$24,404	$17,386	$25,243
12/20	$40,366	$20,585	$36,640
12/21	$36,716	$26,494	$46,313
12/22	$20,788	$21,696	$29,937
12/23	$27,628	$27,399	$48,237
12/24	$36,805	$34,254	$65,639

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Year	10 Year
Class Y	33.22%Footnote Reference	8.56%	13.92%
S&P 500®IndexFootnote Reference1	25.02%	14.53%	13.10%
S&P North American Technology Sector Index™Footnote Reference2	36.08%	21.06%	20.70%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
Footnote[1]	The unmanaged S&P 500® Index is a market-capitalization-weighted index that measures the performance of the common stocks of 500 leading U.S. companies.
Footnote[2]	The unmanaged S&P North American Technology Sector Index™ is a modified capitalization-weighted index based on a universe of technology-related stocks.

FUND STATISTICS

($ amounts in 000s)

Net Assets	$204,534
Number of Holdings	88
Investment Advisory Fees	$1,889
Portfolio Turnover	39%

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Financials	2.9%
Consumer Discretionary	4.5%
Communication Services	14.1%
Health Care	24.0%
Information TechnologyFootnote Reference**	54.0%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

NVIDIA Corp.	7.9%
Microsoft Corp.	7.2%
Meta Platforms, Inc., Class A	7.0%
AppLovin Corp., Class A	6.9%
Amazon.com, Inc.	4.5%
Eli Lilly & Co.	3.3%
ServiceNow, Inc.	3.0%
Netflix, Inc.	2.9%
Fair Isaac Corp.	2.9%
Reddit, Inc., Class A	2.8%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

There were no material fund changes during the year ended December 31, 2024.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

RIFYX — AR (12/24)

Victory RS Small Cap Equity Fund

Class A

Ticker: GPSCX

Annual shareholder report — December 31, 2024

The annual shareholder report contains important information about Victory RS Small Cap Equity Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$151	1.35%

What affected the Fund’s performance during the period?

Despite strong stock selection, the Fund’s absolute performance during the period was hindered in part by the relative performance of secular small-cap growth stocks as the small growth category, as defined by the Russell 2000® Growth Index (the "Index"), significantly underperformed large growth category, as defined by the Russell 1000® Growth Index. A "secular small-cap stock" refers to a small-cap company that is positioned to benefit from long-term, sustained industry trends that are not closely tied to short-term economic cycles. In other words, the company is likely to experience growth even during market turndowns.

We believe the multi-year underperformance of innovative smaller-cap growth stocks has created an outsized opportunity for smaller-cap growth stocks, as current valuations (defined as the forward price-to-earnings ratio, excluding non-earners) of the Index are the cheapest since the 1979 inception of the Index relative to the Russell 1000® Growth Index (per FactSet).

Top contributors to performance:

  Fund performance relative to the Index was positively impacted during the year by stock selection in the information technology and financial sectors.

Top detractors from performance:

  The largest detractors from performance relative to the Index were the Fund’s holdings of securities in the energy and consumer discretionary sectors.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower. The maximum offering price (“MOP”) figures reflect a maximum sales charge of 5.75% for Class A. Net Asset Value ("NAV") does not reflect sales charges.

Growth of $10,000 Investment

	Victory RS Small Cap Equity Fund Class A @ NAV - $19,011	Victory RS Small Cap Equity Fund Class A @ MOP - $17,916	Russell 3000® Index (regulatory broad based index) - $32,604	Russell 2000® Growth Index - $21,772
12/14	$10,000	$9,424	$10,000	$10,000
12/15	$10,061	$9,482	$10,048	$9,862
12/16	$10,181	$9,595	$11,327	$10,978
12/17	$14,005	$13,199	$13,721	$13,411
12/18	$12,831	$12,092	$13,002	$12,163
12/19	$17,769	$16,746	$17,035	$15,628
12/20	$24,519	$23,107	$20,593	$21,040
12/21	$22,715	$21,407	$25,877	$21,636
12/22	$14,263	$13,442	$20,907	$15,933
12/23	$15,299	$14,418	$26,334	$18,906
12/24	$19,011	$17,916	$32,604	$21,772

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Year	10 Year
Class A @ NAV	24.26%Footnote Reference	1.36%	6.64%
Class A @ MOP	17.05%	0.17%	6.00%
Russell 3000®IndexFootnote Reference1	23.81%	13.86%	12.55%
Russell 2000® Growth IndexFootnote Reference2	15.15%	6.86%	8.09%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
Footnote[1]	The unmanaged Russell 3000® Index is a market-capitalization-weighted index that measures the performance of the 3,000 largest U.S. stocks by market capitalization and covers 98% of the investable U.S. equity universe.
Footnote[2]	The unmanaged Russell 2000® Growth Index is a market-capitalization-weighted index that measures the performance of Russell 2000® Index companies with higher price-to-book ratios and forecasted growth values.

FUND STATISTICS

($ amounts in 000s)

Net Assets	$37,045
Number of Holdings	38
Investment Advisory Fees	$257
Portfolio Turnover	206%

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Consumer Staples	1.0%
Energy	2.5%
Consumer Discretionary	13.8%
Health Care	14.8%
Information Technology	15.0%
Financials	22.5%
IndustrialsFootnote Reference**	29.1%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

Chart Industries, Inc.	6.0%
FirstCash Holdings, Inc.	5.3%
Euronet Worldwide, Inc.	5.1%
Payoneer Global, Inc.	4.5%
CBIZ, Inc.	4.2%
FTAI Aviation Ltd.	4.2%
Primoris Services Corp.	3.9%
Flywire Corp.	3.9%
Semtech Corp.	3.9%
American Eagle Outfitters, Inc.	3.7%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

Effective March 29, 2024the Fund's Class R shares converted to Class A shares. For more complete information, you may review the Fund's prospectus, issued May 1, 2024.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

GPSCX — AR (12/24)

Victory RS Small Cap Equity Fund

Class C

Ticker: RSCCX

Annual shareholder report — December 31, 2024

The annual shareholder report contains important information about Victory RS Small Cap Equity Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class C	$235	2.10%

What affected the Fund’s performance during the period?

Despite strong stock selection, the Fund’s absolute performance during the period was hindered in part by the relative performance of secular small-cap growth stocks as the small growth category, as defined by the Russell 2000® Growth Index (the "Index"), significantly underperformed large growth category, as defined by the Russell 1000® Growth Index. A "secular small-cap stock" refers to a small-cap company that is positioned to benefit from long-term, sustained industry trends that are not closely tied to short-term economic cycles. In other words, the company is likely to experience growth even during market turndowns.

We believe the multi-year underperformance of innovative smaller-cap growth stocks has created an outsized opportunity for smaller-cap growth stocks, as current valuations (defined as the forward price-to-earnings ratio, excluding non-earners) of the Index are the cheapest since the 1979 inception of the Index relative to the Russell 1000® Growth Index (per FactSet).

Top contributors to performance:

  Fund performance relative to the Index was positively impacted during the year by stock selection in the information technology and financial sectors.

Top detractors from performance:

  The largest detractors from performance relative to the Index were the Fund’s holdings of securities in the energy and consumer discretionary sectors.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower. Class C is not subject to an initial sales charge, but is subject to Contingent Deferred Sales Charge (“CDSC”) of 1.00% on shares redeemed within one year of purchase. Net Asset Value ("NAV") does not reflect sales charges.

Growth of $10,000 Investment

	Victory RS Small Cap Equity Fund Class C @ NAV - $17,754	Victory RS Small Cap Equity Fund Class C @ CDSC - $17,754	Russell 3000® Index (regulatory broad based index) - $32,604	Russell 2000® Growth Index - $21,772
12/14	$10,000	$10,000	$10,000	$10,000
12/15	$9,983	$9,983	$10,048	$9,862
12/16	$10,022	$10,022	$11,327	$10,978
12/17	$13,665	$13,665	$13,721	$13,411
12/18	$12,403	$12,403	$13,002	$12,163
12/19	$17,024	$17,024	$17,035	$15,628
12/20	$23,280	$23,280	$20,593	$21,040
12/21	$21,384	$21,384	$25,877	$21,636
12/22	$13,320	$13,320	$20,907	$15,933
12/23	$14,288	$14,288	$26,334	$18,906
12/24	$17,754	$17,754	$32,604	$21,772

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Year	10 Year
Class C @ NAV	23.46%Footnote Reference	0.56%	5.91%
Class C @ CDSC	22.46%	0.56%	5.91%
Russell 3000®IndexFootnote Reference1	23.81%	13.86%	12.55%
Russell 2000® Growth IndexFootnote Reference2	15.15%	6.86%	8.09%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
Footnote[1]	The unmanaged Russell 3000® Index is a market-capitalization-weighted index that measures the performance of the 3,000 largest U.S. stocks by market capitalization and covers 98% of the investable U.S. equity universe.
Footnote[2]	The unmanaged Russell 2000® Growth Index is a market-capitalization-weighted index that measures the performance of Russell 2000® Index companies with higher price-to-book ratios and forecasted growth values.

FUND STATISTICS

($ amounts in 000s)

Net Assets	$37,045
Number of Holdings	38
Investment Advisory Fees	$257
Portfolio Turnover	206%

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Consumer Staples	1.0%
Energy	2.5%
Consumer Discretionary	13.8%
Health Care	14.8%
Information Technology	15.0%
Financials	22.5%
IndustrialsFootnote Reference**	29.1%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

Chart Industries, Inc.	6.0%
FirstCash Holdings, Inc.	5.3%
Euronet Worldwide, Inc.	5.1%
Payoneer Global, Inc.	4.5%
CBIZ, Inc.	4.2%
FTAI Aviation Ltd.	4.2%
Primoris Services Corp.	3.9%
Flywire Corp.	3.9%
Semtech Corp.	3.9%
American Eagle Outfitters, Inc.	3.7%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

There were no material fund changes during the year ended December 31, 2024.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

RSCCX — AR (12/24)

Victory RS Small Cap Equity Fund

Class Y

Ticker: RSCYX

Annual shareholder report — December 31, 2024

The annual shareholder report contains important information about Victory RS Small Cap Equity Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class Y	$124	1.10%

What affected the Fund’s performance during the period?

Despite strong stock selection, the Fund’s absolute performance during the period was hindered in part by the relative performance of secular small-cap growth stocks as the small growth category, as defined by the Russell 2000® Growth Index (the "Index"), significantly underperformed large growth category, as defined by the Russell 1000® Growth Index. A "secular small-cap stock" refers to a small-cap company that is positioned to benefit from long-term, sustained industry trends that are not closely tied to short-term economic cycles. In other words, the company is likely to experience growth even during market turndowns.

We believe the multi-year underperformance of innovative smaller-cap growth stocks has created an outsized opportunity for smaller-cap growth stocks, as current valuations (defined as the forward price-to-earnings ratio, excluding non-earners) of the Index are the cheapest since the 1979 inception of the Index relative to the Russell 1000® Growth Index (per FactSet).

Top contributors to performance:

  Fund performance relative to the Index was positively impacted during the year by stock selection in the information technology and financial sectors.

Top detractors from performance:

  The largest detractors from performance relative to the Index were the Fund’s holdings of securities in the energy and consumer discretionary sectors.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

	Victory RS Small Cap Equity Fund Class Y - $19,305	Russell 3000® Index (regulatory broad based index) - $32,604	Russell 2000® Growth Index - $21,772
12/14	$10,000	$10,000	$10,000
12/15	$10,018	$10,048	$9,862
12/16	$10,179	$11,327	$10,978
12/17	$14,024	$13,721	$13,411
12/18	$12,869	$13,002	$12,163
12/19	$17,848	$17,035	$15,628
12/20	$24,673	$20,593	$21,040
12/21	$22,884	$25,877	$21,636
12/22	$14,411	$20,907	$15,933
12/23	$15,491	$26,334	$18,906
12/24	$19,305	$32,604	$21,772

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Year	10 Year
Class Y	24.62%Footnote Reference	1.58%	6.80%
Russell 3000®IndexFootnote Reference1	23.81%	13.86%	12.55%
Russell 2000® Growth IndexFootnote Reference2	15.15%	6.86%	8.09%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
Footnote[1]	The unmanaged Russell 3000® Index is a market-capitalization-weighted index that measures the performance of the 3,000 largest U.S. stocks by market capitalization and covers 98% of the investable U.S. equity universe.
Footnote[2]	The unmanaged Russell 2000® Growth Index is a market-capitalization-weighted index that measures the performance of Russell 2000® Index companies with higher price-to-book ratios and forecasted growth values.

FUND STATISTICS

($ amounts in 000s)

Net Assets	$37,045
Number of Holdings	38
Investment Advisory Fees	$257
Portfolio Turnover	206%

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Consumer Staples	1.0%
Energy	2.5%
Consumer Discretionary	13.8%
Health Care	14.8%
Information Technology	15.0%
Financials	22.5%
IndustrialsFootnote Reference**	29.1%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

Chart Industries, Inc.	6.0%
FirstCash Holdings, Inc.	5.3%
Euronet Worldwide, Inc.	5.1%
Payoneer Global, Inc.	4.5%
CBIZ, Inc.	4.2%
FTAI Aviation Ltd.	4.2%
Primoris Services Corp.	3.9%
Flywire Corp.	3.9%
Semtech Corp.	3.9%
American Eagle Outfitters, Inc.	3.7%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

There were no material fund changes during the year ended December 31, 2024.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

RSCYX — AR (12/24)

Victory RS Small Cap Equity Fund

Member Class

Ticker: RSMMX

Annual shareholder report — December 31, 2024

The annual shareholder report contains important information about Victory RS Small Cap Equity Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Member Class	$129	1.15%

What affected the Fund’s performance during the period?

Despite strong stock selection, the Fund’s absolute performance during the period was hindered in part by the relative performance of secular small-cap growth stocks as the small growth category, as defined by the Russell 2000® Growth Index (the "Index"), significantly underperformed large growth category, as defined by the Russell 1000® Growth Index. A "secular small-cap stock" refers to a small-cap company that is positioned to benefit from long-term, sustained industry trends that are not closely tied to short-term economic cycles. In other words, the company is likely to experience growth even during market turndowns.

We believe the multi-year underperformance of innovative smaller-cap growth stocks has created an outsized opportunity for smaller-cap growth stocks, as current valuations (defined as the forward price-to-earnings ratio, excluding non-earners) of the Index are the cheapest since the 1979 inception of the Index relative to the Russell 1000® Growth Index (per FactSet).

Top contributors to performance:

  Fund performance relative to the Index was positively impacted during the year by stock selection in the information technology and financial sectors.

Top detractors from performance:

  The largest detractors from performance relative to the Index were the Fund’s holdings of securities in the energy and consumer discretionary sectors.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

	Victory RS Small Cap Equity Fund Member Class - $9,749	Russell 3000® Index (regulatory broad based index) - $18,329	Russell 2000® Growth Index - $13,117
11/20Footnote Reference*	$10,000	$10,000	$10,000
12/20	$12,509	$11,577	$12,676
12/21	$11,590	$14,548	$13,035
12/22	$7,293	$11,754	$9,599
12/23	$7,830	$14,804	$11,390
12/24	$9,749	$18,329	$13,117
Footnote	Description
Footnote*	Inception date for the Victory RS Small Cap Equity Fund, Member Class is 11/3/2020.

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	Since Inception
Member Class	24.51%Footnote Reference	-0.61%
Russell 3000®IndexFootnote Reference1	23.81%	15.67%
Russell 2000® Growth IndexFootnote Reference2	15.15%	6.74%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
Footnote[1]	The unmanaged Russell 3000® Index is a market-capitalization-weighted index that measures the performance of the 3,000 largest U.S. stocks by market capitalization and covers 98% of the investable U.S. equity universe.
Footnote[2]	The unmanaged Russell 2000® Growth Index is a market-capitalization-weighted index that measures the performance of Russell 2000® Index companies with higher price-to-book ratios and forecasted growth values.

FUND STATISTICS

($ amounts in 000s)

Net Assets	$37,045
Number of Holdings	38
Investment Advisory Fees	$257
Portfolio Turnover	206%

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Consumer Staples	1.0%
Energy	2.5%
Consumer Discretionary	13.8%
Health Care	14.8%
Information Technology	15.0%
Financials	22.5%
IndustrialsFootnote Reference**	29.1%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

Chart Industries, Inc.	6.0%
FirstCash Holdings, Inc.	5.3%
Euronet Worldwide, Inc.	5.1%
Payoneer Global, Inc.	4.5%
CBIZ, Inc.	4.2%
FTAI Aviation Ltd.	4.2%
Primoris Services Corp.	3.9%
Flywire Corp.	3.9%
Semtech Corp.	3.9%
American Eagle Outfitters, Inc.	3.7%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

There were no material fund changes during the year ended December 31, 2024.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

RSMMX — AR (12/24)

Victory RS International Fund

Class A

Ticker: GUBGX

Annual shareholder report — December 31, 2024

The annual shareholder report contains important information about Victory RS International Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$116	1.13%

What affected the Fund’s performance during the period?

Top contributors to performance:

  Positive stock selection in the industrials, consumer discretionary, and information technology sectors supported the Fund’s performance relative to the MSCI EAFE Index for the period.

  From a regional perspective, positive stock selection in Japan and the United Kingdom contributed to relative performance.

  Country-level contributors to relative performance included Netherlands, Denmark, and New Zealand.

Top detractors from performance:

  Negative stock selection in the materials sector hurt relative performance.

  By region, stock selection was negative in Europe.

  Country-level detractors included France, Switzerland, and Belgium.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower. The maximum offering price (“MOP”) figures reflect a maximum sales charge of 5.75% for Class A. Net Asset Value ("NAV") does not reflect sales charges.

Growth of $10,000 Investment

	Victory RS International Fund Class A @ NAV - $17,951	Victory RS International Fund Class A @ MOP - $16,923	MSCI EAFE Index (regulatory broad based index) - $16,598
12/14	$10,000	$9,427	$10,000
12/15	$10,064	$9,487	$9,919
12/16	$10,306	$9,715	$10,018
12/17	$12,909	$12,169	$12,526
12/18	$11,535	$10,874	$10,798
12/19	$14,040	$13,235	$13,176
12/20	$14,819	$13,970	$14,205
12/21	$16,901	$15,933	$15,805
12/22	$14,216	$13,401	$13,521
12/23	$17,033	$16,057	$15,987
12/24	$17,951	$16,923	$16,598

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Year	10 Year
Class A @ NAV	5.39%	5.04%	6.03%
Class A @ MOP	-0.65%	3.80%	5.40%
MSCI EAFE IndexFootnote Reference1	3.82%	4.73%	5.20%
Footnote	Description
Footnote[1]	The unmanaged MSCI EAFE Index measures the performance of large- and mid-cap stocks in the developed markets, excluding the U.S. and Canada. The index covers approximately 85% of the free-float-adjusted market capitalization in each country.

FUND STATISTICS

($ amounts in 000s)

Net Assets	$416,419
Number of Holdings	76
Investment Advisory Fees	$3,291
Portfolio Turnover	19%

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Real Estate	3.1%
Energy	3.4%
Communication Services	4.6%
Materials	6.0%
Information Technology	9.3%
Consumer Staples	9.4%
Consumer Discretionary	10.8%
Health Care	12.4%
Industrials	15.0%
Financials	20.6%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

Novo Nordisk A/S, Class B	2.9%
SAP SE	2.8%
Roche Holding AG	2.6%
Novartis AG, Registered Shares	2.5%
Allianz SE, Registered Shares	2.5%
Toyota Motor Corp.	2.2%
Barclays PLC	2.1%
Unilever PLC	2.1%
Banco Bilbao Vizcaya Argentaria SA	2.1%
Shell PLC	2.0%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

There were no material fund changes during the year ended December 31, 2024.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

GUBGX — AR (12/24)

Victory RS International Fund

Class C

Ticker: RIGCX

Annual shareholder report — December 31, 2024

The annual shareholder report contains important information about Victory RS International Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class C	$192	1.88%

What affected the Fund’s performance during the period?

Top contributors to performance:

  Positive stock selection in the industrials, consumer discretionary, and information technology sectors supported the Fund’s performance relative to the MSCI EAFE Index for the period.

  From a regional perspective, positive stock selection in Japan and the United Kingdom contributed to relative performance.

  Country-level contributors to relative performance included Netherlands, Denmark, and New Zealand.

Top detractors from performance:

  Negative stock selection in the materials sector hurt relative performance.

  By region, stock selection was negative in Europe.

  Country-level detractors included France, Switzerland, and Belgium.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower. Class C is not subject to an initial sales charge, but is subject to Contingent Deferred Sales Charge (“CDSC”) of 1.00% on shares redeemed within one year of purchase. Net Asset Value ("NAV") does not reflect sales charges.

Growth of $10,000 Investment

	Victory RS International Fund Class C @ NAV - $16,896	Victory RS International Fund Class C @ CDSC - $16,896	MSCI EAFE Index (regulatory broad based index) - $16,598
12/14	$10,000	$10,000	$10,000
12/15	$9,973	$9,973	$9,919
12/16	$10,150	$10,150	$10,018
12/17	$12,611	$12,611	$12,526
12/18	$11,193	$11,193	$10,798
12/19	$13,509	$13,509	$13,176
12/20	$14,152	$14,152	$14,205
12/21	$16,025	$16,025	$15,805
12/22	$13,380	$13,380	$13,521
12/23	$16,032	$16,032	$15,987
12/24	$16,896	$16,896	$16,598

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Year	10 Year
Class C @ NAV	4.62%	4.26%	5.39%
Class C @ CDSC	3.62%	4.26%	5.39%
MSCI EAFE IndexFootnote Reference1	3.82%	4.73%	5.20%
Footnote	Description
Footnote[1]	The unmanaged MSCI EAFE Index measures the performance of large- and mid-cap stocks in the developed markets, excluding the U.S. and Canada. The index covers approximately 85% of the free-float-adjusted market capitalization in each country.

FUND STATISTICS

($ amounts in 000s)

Net Assets	$416,419
Number of Holdings	76
Investment Advisory Fees	$3,291
Portfolio Turnover	19%

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Real Estate	3.1%
Energy	3.4%
Communication Services	4.6%
Materials	6.0%
Information Technology	9.3%
Consumer Staples	9.4%
Consumer Discretionary	10.8%
Health Care	12.4%
Industrials	15.0%
Financials	20.6%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

Novo Nordisk A/S, Class B	2.9%
SAP SE	2.8%
Roche Holding AG	2.6%
Novartis AG, Registered Shares	2.5%
Allianz SE, Registered Shares	2.5%
Toyota Motor Corp.	2.2%
Barclays PLC	2.1%
Unilever PLC	2.1%
Banco Bilbao Vizcaya Argentaria SA	2.1%
Shell PLC	2.0%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

There were no material fund changes during the year ended December 31, 2024.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

RIGCX — AR (12/24)

Victory RS International Fund

Class R

Ticker: RIGKX

Annual shareholder report — December 31, 2024

The annual shareholder report contains important information about Victory RS International Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class R	$142	1.38%

What affected the Fund’s performance during the period?

Top contributors to performance:

  Positive stock selection in the industrials, consumer discretionary, and information technology sectors supported the Fund’s performance relative to the MSCI EAFE Index for the period.

  From a regional perspective, positive stock selection in Japan and the United Kingdom contributed to relative performance.

  Country-level contributors to relative performance included Netherlands, Denmark, and New Zealand.

Top detractors from performance:

  Negative stock selection in the materials sector hurt relative performance.

  By region, stock selection was negative in Europe.

  Country-level detractors included France, Switzerland, and Belgium.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

	Victory RS International Fund Class R - $17,439	MSCI EAFE Index (regulatory broad based index) - $16,598
12/14	$10,000	$10,000
12/15	$10,022	$9,919
12/16	$10,228	$10,018
12/17	$12,770	$12,526
12/18	$11,385	$10,798
12/19	$13,818	$13,176
12/20	$14,538	$14,205
12/21	$16,551	$15,805
12/22	$13,888	$13,521
12/23	$16,595	$15,987
12/24	$17,439	$16,598

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Year	10 Year
Class R	5.09%	4.77%	5.72%
MSCI EAFE IndexFootnote Reference1	3.82%	4.73%	5.20%
Footnote	Description
Footnote[1]	The unmanaged MSCI EAFE Index measures the performance of large- and mid-cap stocks in the developed markets, excluding the U.S. and Canada. The index covers approximately 85% of the free-float-adjusted market capitalization in each country.

FUND STATISTICS

($ amounts in 000s)

Net Assets	$416,419
Number of Holdings	76
Investment Advisory Fees	$3,291
Portfolio Turnover	19%

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Real Estate	3.1%
Energy	3.4%
Communication Services	4.6%
Materials	6.0%
Information Technology	9.3%
Consumer Staples	9.4%
Consumer Discretionary	10.8%
Health Care	12.4%
Industrials	15.0%
Financials	20.6%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

Novo Nordisk A/S, Class B	2.9%
SAP SE	2.8%
Roche Holding AG	2.6%
Novartis AG, Registered Shares	2.5%
Allianz SE, Registered Shares	2.5%
Toyota Motor Corp.	2.2%
Barclays PLC	2.1%
Unilever PLC	2.1%
Banco Bilbao Vizcaya Argentaria SA	2.1%
Shell PLC	2.0%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

There were no material fund changes during the year ended December 31, 2024.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

RIGKX — AR (12/24)

Victory RS International Fund

Class R6

Ticker: RSIRX

Annual shareholder report — December 31, 2024

The annual shareholder report contains important information about Victory RS International Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class R6	$85	0.83%

What affected the Fund’s performance during the period?

Top contributors to performance:

  Positive stock selection in the industrials, consumer discretionary, and information technology sectors supported the Fund’s performance relative to the MSCI EAFE Index for the period.

  From a regional perspective, positive stock selection in Japan and the United Kingdom contributed to relative performance.

  Country-level contributors to relative performance included Netherlands, Denmark, and New Zealand.

Top detractors from performance:

  Negative stock selection in the materials sector hurt relative performance.

  By region, stock selection was negative in Europe.

  Country-level detractors included France, Switzerland, and Belgium.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

	Victory RS International Fund Class R6 - $13,924	MSCI EAFE Index (regulatory broad based index) - $13,564
5/19Footnote Reference*	$10,000	$10,000
12/19	$10,724	$10,767
12/20	$11,357	$11,608
12/21	$12,983	$12,916
12/22	$10,962	$11,049
12/23	$13,173	$13,064
12/24	$13,924	$13,564
Footnote	Description
Footnote*	Inception date for the Victory RS International Fund, Class R6 is 5/2/2019.

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Year	Since Inception
Class R6	5.70%	5.36%	6.01%
MSCI EAFE IndexFootnote Reference1	3.82%	4.73%	5.52%
Footnote	Description
Footnote[1]	The unmanaged MSCI EAFE Index measures the performance of large- and mid-cap stocks in the developed markets, excluding the U.S. and Canada. The index covers approximately 85% of the free-float-adjusted market capitalization in each country.

FUND STATISTICS

($ amounts in 000s)

Net Assets	$416,419
Number of Holdings	76
Investment Advisory Fees	$3,291
Portfolio Turnover	19%

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Real Estate	3.1%
Energy	3.4%
Communication Services	4.6%
Materials	6.0%
Information Technology	9.3%
Consumer Staples	9.4%
Consumer Discretionary	10.8%
Health Care	12.4%
Industrials	15.0%
Financials	20.6%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

Novo Nordisk A/S, Class B	2.9%
SAP SE	2.8%
Roche Holding AG	2.6%
Novartis AG, Registered Shares	2.5%
Allianz SE, Registered Shares	2.5%
Toyota Motor Corp.	2.2%
Barclays PLC	2.1%
Unilever PLC	2.1%
Banco Bilbao Vizcaya Argentaria SA	2.1%
Shell PLC	2.0%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

There were no material fund changes during the year ended December 31, 2024.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

RSIRX — AR (12/24)

Victory RS International Fund

Class Y

Ticker: RSIGX

Annual shareholder report — December 31, 2024

The annual shareholder report contains important information about Victory RS International Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class Y	$90	0.88%

What affected the Fund’s performance during the period?

Top contributors to performance:

  Positive stock selection in the industrials, consumer discretionary, and information technology sectors supported the Fund’s performance relative to the MSCI EAFE Index for the period.

  From a regional perspective, positive stock selection in Japan and the United Kingdom contributed to relative performance.

  Country-level contributors to relative performance included Netherlands, Denmark, and New Zealand.

Top detractors from performance:

  Negative stock selection in the materials sector hurt relative performance.

  By region, stock selection was negative in Europe.

  Country-level detractors included France, Switzerland, and Belgium.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

	Victory RS International Fund Class Y - $18,412	MSCI EAFE Index (regulatory broad based index) - $16,598
12/14	$10,000	$10,000
12/15	$10,092	$9,919
12/16	$10,363	$10,018
12/17	$13,012	$12,526
12/18	$11,661	$10,798
12/19	$14,219	$13,176
12/20	$15,043	$14,205
12/21	$17,207	$15,805
12/22	$14,504	$13,521
12/23	$17,427	$15,987
12/24	$18,412	$16,598

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Year	10 Year
Class Y	5.65%	5.30%	6.29%
MSCI EAFE IndexFootnote Reference1	3.82%	4.73%	5.20%
Footnote	Description
Footnote[1]	The unmanaged MSCI EAFE Index measures the performance of large- and mid-cap stocks in the developed markets, excluding the U.S. and Canada. The index covers approximately 85% of the free-float-adjusted market capitalization in each country.

FUND STATISTICS

($ amounts in 000s)

Net Assets	$416,419
Number of Holdings	76
Investment Advisory Fees	$3,291
Portfolio Turnover	19%

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Real Estate	3.1%
Energy	3.4%
Communication Services	4.6%
Materials	6.0%
Information Technology	9.3%
Consumer Staples	9.4%
Consumer Discretionary	10.8%
Health Care	12.4%
Industrials	15.0%
Financials	20.6%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

Novo Nordisk A/S, Class B	2.9%
SAP SE	2.8%
Roche Holding AG	2.6%
Novartis AG, Registered Shares	2.5%
Allianz SE, Registered Shares	2.5%
Toyota Motor Corp.	2.2%
Barclays PLC	2.1%
Unilever PLC	2.1%
Banco Bilbao Vizcaya Argentaria SA	2.1%
Shell PLC	2.0%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

There were no material fund changes during the year ended December 31, 2024.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

RSIGX — AR (12/24)

Victory RS Global Fund

Class A

Ticker: RSGGX

Annual shareholder report — December 31, 2024

The annual shareholder report contains important information about Victory RS Global Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$93	0.85%

What affected the Fund’s performance during the period?

Top contributors to performance:

  Positive stock selection in the financials, industrials, and information technology sectors supported the Fund’s performance relative to the MSCI All Country World Index (the "Index") for the period.

  From a regional perspective, positive stock selection in North America and Japan contributed to performance relative to the Index.

  Country-level contributors to relative performance included the United States, South Africa, and an underweight allocation to South Korea.

Top detractors from performance:

  Negative stock selection in the energy sector hurt relative performance.

  By region, stock selection in Europe detracted from relative performance.

  Country-level detractors included Belgium, France, and Indonesia.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower. The maximum offering price (“MOP”) figures reflect a maximum sales charge of 5.75% for Class A. Net Asset Value ("NAV") does not reflect sales charges.

Growth of $10,000 Investment

	Victory RS Global Fund Class A @ NAV - $29,825	Victory RS Global Fund Class A @ MOP - $28,099	MSCI All Country World Index (regulatory broad based index) - $24,184
12/14	$10,000	$9,421	$10,000
12/15	$10,368	$9,768	$9,764
12/16	$11,059	$10,419	$10,532
12/17	$13,767	$12,970	$13,056
12/18	$13,016	$12,263	$11,827
12/19	$16,968	$15,986	$14,973
12/20	$19,853	$18,704	$17,407
12/21	$24,299	$22,893	$20,633
12/22	$19,684	$18,545	$16,844
12/23	$24,925	$23,483	$20,584
12/24	$29,825	$28,099	$24,184

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Year	10 Year
Class A @ NAV	19.66%Footnote Reference	11.94%	11.55%
Class A @ MOP	12.76%	10.62%	10.88%
MSCI All Country World IndexFootnote Reference1	17.49%	10.06%	9.23%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
Footnote[1]	The unmanaged MSCI All Country World Index is a free float-adjusted, market-capitalization-weighted index designed to measure the performance of large- and mid-cap stocks across developed and emerging markets.

FUND STATISTICS

($ amounts in 000s)

Net Assets	$1,217,876
Number of Holdings	104
Investment Advisory Fees	$6,265
Portfolio Turnover	20%

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Utilities	1.9%
Energy	3.4%
Materials	3.7%
Consumer Staples	5.8%
Industrials	8.7%
Communication Services	8.8%
Health Care	9.2%
Consumer Discretionary	12.6%
Financials	17.5%
Information Technology	24.7%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

Apple, Inc.	5.5%
NVIDIA Corp.	4.9%
Microsoft Corp.	4.5%
Alphabet, Inc., Class C	2.9%
Amazon.com, Inc.	2.8%
Meta Platforms, Inc., Class A	2.6%
Eli Lilly & Co.	1.7%
Mastercard, Inc., Class A	1.6%
JPMorgan Chase & Co.	1.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	1.6%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

Effective July 1, 2024, the Fund’s investment strategy changed to reflect a reduction in the percentage the Fund normally will investment in non-U.S. companies from 40% to 30%.  For more complete information, you may review the Fund's prospectus issued May 1, 2024.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

RSGGX — AR (12/24)

Victory RS Global Fund

Class C

Ticker: RGGCX

Annual shareholder report — December 31, 2024

The annual shareholder report contains important information about Victory RS Global Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class C	$175	1.60%

What affected the Fund’s performance during the period?

Top contributors to performance:

  Positive stock selection in the financials, industrials, and information technology sectors supported the Fund’s performance relative to the MSCI All Country World Index (the "Index") for the period.

  From a regional perspective, positive stock selection in North America and Japan contributed to performance relative to the Index.

  Country-level contributors to relative performance included the United States, South Africa, and an underweight allocation to South Korea.

Top detractors from performance:

  Negative stock selection in the energy sector hurt relative performance.

  By region, stock selection in Europe detracted from relative performance.

  Country-level detractors included Belgium, France, and Indonesia.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower. Class C is not subject to an initial sales charge, but is subject to Contingent Deferred Sales Charge (“CDSC”) of 1.00% on shares redeemed within one year of purchase. Net Asset Value ("NAV") does not reflect sales charges.

Growth of $10,000 Investment

	Victory RS Global Fund Class C @ NAV - $28,076	Victory RS Global Fund Class C @ CDSC - $28,076	MSCI All Country World Index (regulatory broad based index) - $24,184
12/14	$10,000	$10,000	$10,000
12/15	$10,285	$10,285	$9,764
12/16	$10,894	$10,894	$10,532
12/17	$13,450	$13,450	$13,056
12/18	$12,617	$12,617	$11,827
12/19	$16,342	$16,342	$14,973
12/20	$18,967	$18,967	$17,407
12/21	$23,050	$23,050	$20,633
12/22	$18,530	$18,530	$16,844
12/23	$23,463	$23,463	$20,584
12/24	$28,076	$28,076	$24,184

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Year	10 Year
Class C @ NAV	18.76%Footnote Reference	11.10%	10.87%
Class C @ CDSC	17.76%	11.10%	10.87%
MSCI All Country World IndexFootnote Reference1	17.49%	10.06%	9.23%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
Footnote[1]	The unmanaged MSCI All Country World Index is a free float-adjusted, market-capitalization-weighted index designed to measure the performance of large- and mid-cap stocks across developed and emerging markets.

FUND STATISTICS

($ amounts in 000s)

Net Assets	$1,217,876
Number of Holdings	104
Investment Advisory Fees	$6,265
Portfolio Turnover	20%

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Utilities	1.9%
Energy	3.4%
Materials	3.7%
Consumer Staples	5.8%
Industrials	8.7%
Communication Services	8.8%
Health Care	9.2%
Consumer Discretionary	12.6%
Financials	17.5%
Information Technology	24.7%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

Apple, Inc.	5.5%
NVIDIA Corp.	4.9%
Microsoft Corp.	4.5%
Alphabet, Inc., Class C	2.9%
Amazon.com, Inc.	2.8%
Meta Platforms, Inc., Class A	2.6%
Eli Lilly & Co.	1.7%
Mastercard, Inc., Class A	1.6%
JPMorgan Chase & Co.	1.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	1.6%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

Effective July 1, 2024, the Fund’s investment strategy changed to reflect a reduction in the percentage the Fund normally will investment in non-U.S. companies from 40% to 30%.  For more complete information, you may review the Fund's prospectus issued May 1, 2024.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

RGGCX — AR (12/24)

Victory RS Global Fund

Class R

Ticker: RGGKX

Annual shareholder report — December 31, 2024

The annual shareholder report contains important information about Victory RS Global Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class R	$121	1.10%

What affected the Fund’s performance during the period?

Top contributors to performance:

  Positive stock selection in the financials, industrials, and information technology sectors supported the Fund’s performance relative to the MSCI All Country World Index (the "Index") for the period.

  From a regional perspective, positive stock selection in North America and Japan contributed to performance relative to the Index.

  Country-level contributors to relative performance included the United States, South Africa, and an underweight allocation to South Korea.

Top detractors from performance:

  Negative stock selection in the energy sector hurt relative performance.

  By region, stock selection in Europe detracted from relative performance.

  Country-level detractors included Belgium, France, and Indonesia.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

	Victory RS Global Fund Class R - $35,638	MSCI All Country World Index (regulatory broad based index) - $24,184
12/14	$10,000	$10,000
12/15	$10,323	$9,764
12/16	$13,479	$10,532
12/17	$16,726	$13,056
12/18	$15,776	$11,827
12/19	$20,524	$14,973
12/20	$23,951	$17,407
12/21	$29,248	$20,633
12/22	$23,635	$16,844
12/23	$29,848	$20,584
12/24	$35,638	$24,184

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Year	10 Year
Class R	19.40%Footnote Reference	11.67%	13.55%
MSCI All Country World IndexFootnote Reference1	17.49%	10.06%	9.23%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
Footnote[1]	The unmanaged MSCI All Country World Index is a free float-adjusted, market-capitalization-weighted index designed to measure the performance of large- and mid-cap stocks across developed and emerging markets.

FUND STATISTICS

($ amounts in 000s)

Net Assets	$1,217,876
Number of Holdings	104
Investment Advisory Fees	$6,265
Portfolio Turnover	20%

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Utilities	1.9%
Energy	3.4%
Materials	3.7%
Consumer Staples	5.8%
Industrials	8.7%
Communication Services	8.8%
Health Care	9.2%
Consumer Discretionary	12.6%
Financials	17.5%
Information Technology	24.7%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

Apple, Inc.	5.5%
NVIDIA Corp.	4.9%
Microsoft Corp.	4.5%
Alphabet, Inc., Class C	2.9%
Amazon.com, Inc.	2.8%
Meta Platforms, Inc., Class A	2.6%
Eli Lilly & Co.	1.7%
Mastercard, Inc., Class A	1.6%
JPMorgan Chase & Co.	1.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	1.6%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

Effective July 1, 2024, the Fund’s investment strategy changed to reflect a reduction in the percentage the Fund normally will investment in non-U.S. companies from 40% to 30%.  For more complete information, you may review the Fund's prospectus issued May 1, 2024.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

RGGKX — AR (12/24)

Victory RS Global Fund

Class R6

Ticker: RGGRX

Annual shareholder report — December 31, 2024

The annual shareholder report contains important information about Victory RS Global Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class R6	$61	0.55%

What affected the Fund’s performance during the period?

Top contributors to performance:

  Positive stock selection in the financials, industrials, and information technology sectors supported the Fund’s performance relative to the MSCI All Country World Index (the "Index") for the period.

  From a regional perspective, positive stock selection in North America and Japan contributed to performance relative to the Index.

  Country-level contributors to relative performance included the United States, South Africa, and an underweight allocation to South Korea.

Top detractors from performance:

  Negative stock selection in the energy sector hurt relative performance.

  By region, stock selection in Europe detracted from relative performance.

  Country-level detractors included Belgium, France, and Indonesia.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

	Victory RS Global Fund Class R6 - $20,056	MSCI All Country World Index (regulatory broad based index) - $17,693
5/19Footnote Reference*	$10,000	$10,000
12/19	$11,247	$10,954
12/20	$13,188	$12,734
12/21	$16,201	$15,095
12/22	$13,154	$12,323
12/23	$16,708	$15,059
12/24	$20,056	$17,693
Footnote	Description
Footnote*	Inception date for the Victory RS Global Fund, Class R6 is 5/2/2019.

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Year	Since Inception
Class R6	20.04%Footnote Reference	12.26%	13.06%
MSCI All Country World IndexFootnote Reference1	17.49%	10.06%	10.59%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
Footnote[1]	The unmanaged MSCI All Country World Index is a free float-adjusted, market-capitalization-weighted index designed to measure the performance of large- and mid-cap stocks across developed and emerging markets.

FUND STATISTICS

($ amounts in 000s)

Net Assets	$1,217,876
Number of Holdings	104
Investment Advisory Fees	$6,265
Portfolio Turnover	20%

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Utilities	1.9%
Energy	3.4%
Materials	3.7%
Consumer Staples	5.8%
Industrials	8.7%
Communication Services	8.8%
Health Care	9.2%
Consumer Discretionary	12.6%
Financials	17.5%
Information Technology	24.7%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

Apple, Inc.	5.5%
NVIDIA Corp.	4.9%
Microsoft Corp.	4.5%
Alphabet, Inc., Class C	2.9%
Amazon.com, Inc.	2.8%
Meta Platforms, Inc., Class A	2.6%
Eli Lilly & Co.	1.7%
Mastercard, Inc., Class A	1.6%
JPMorgan Chase & Co.	1.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	1.6%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

Effective July 1, 2024, the Fund’s investment strategy changed to reflect a reduction in the percentage the Fund normally will investment in non-U.S. companies from 40% to 30%.  For more complete information, you may review the Fund's prospectus issued May 1, 2024.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

RGGRX — AR (12/24)

Victory RS Global Fund

Class Y

Ticker: RGGYX

Annual shareholder report — December 31, 2024

The annual shareholder report contains important information about Victory RS Global Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class Y	$66	0.60%

What affected the Fund’s performance during the period?

Top contributors to performance:

  Positive stock selection in the financials, industrials, and information technology sectors supported the Fund’s performance relative to the MSCI All Country World Index (the "Index") for the period.

  From a regional perspective, positive stock selection in North America and Japan contributed to performance relative to the Index.

  Country-level contributors to relative performance included the United States, South Africa, and an underweight allocation to South Korea.

Top detractors from performance:

  Negative stock selection in the energy sector hurt relative performance.

  By region, stock selection in Europe detracted from relative performance.

  Country-level detractors included Belgium, France, and Indonesia.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

	Victory RS Global Fund Class Y - $30,621	MSCI All Country World Index (regulatory broad based index) - $24,184
12/14	$10,000	$10,000
12/15	$10,396	$9,764
12/16	$11,125	$10,532
12/17	$13,879	$13,056
12/18	$13,162	$11,827
12/19	$17,202	$14,973
12/20	$20,173	$17,407
12/21	$24,768	$20,633
12/22	$20,107	$16,844
12/23	$25,523	$20,584
12/24	$30,621	$24,184

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Year	10 Year
Class Y	19.97%Footnote Reference	12.22%	11.84%
MSCI All Country World IndexFootnote Reference1	17.49%	10.06%	9.23%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
Footnote[1]	The unmanaged MSCI All Country World Index is a free float-adjusted, market-capitalization-weighted index designed to measure the performance of large- and mid-cap stocks across developed and emerging markets.

FUND STATISTICS

($ amounts in 000s)

Net Assets	$1,217,876
Number of Holdings	104
Investment Advisory Fees	$6,265
Portfolio Turnover	20%

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Utilities	1.9%
Energy	3.4%
Materials	3.7%
Consumer Staples	5.8%
Industrials	8.7%
Communication Services	8.8%
Health Care	9.2%
Consumer Discretionary	12.6%
Financials	17.5%
Information Technology	24.7%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

Apple, Inc.	5.5%
NVIDIA Corp.	4.9%
Microsoft Corp.	4.5%
Alphabet, Inc., Class C	2.9%
Amazon.com, Inc.	2.8%
Meta Platforms, Inc., Class A	2.6%
Eli Lilly & Co.	1.7%
Mastercard, Inc., Class A	1.6%
JPMorgan Chase & Co.	1.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	1.6%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

Effective July 1, 2024, the Fund’s investment strategy changed to reflect a reduction in the percentage the Fund normally will investment in non-U.S. companies from 40% to 30%.  For more complete information, you may review the Fund's prospectus issued May 1, 2024.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

RGGYX — AR (12/24)

Victory Sophus Emerging Markets Fund

Class A

Ticker: GBEMX

Annual shareholder report — December 31, 2024

The annual shareholder report contains important information about Victory Sophus Emerging Markets Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$137	1.34%

What affected the Fund’s performance during the period?

Top contributors to performance:

  Stock selection in the industrials sector served as the most significant contributor to relative performance in the period. The Fund was moderately overweight this sector.

  Holdings in Taiwanese companies were another significant contributor to relative performance, driven by positive stock selection within the technology sector. Within industrials, Fortune Electric Co. Ltd outperformed due to the previously mentioned power investments. The Fund was moderately underweight in Taiwanese companies.

  The materials sector also significantly contributed to relative performance, due to positive stock selection, as evidenced by holdings including Shandong Nanshan Aluminum, Western Mining, and Welspun Corp. Ltd. The Fund benefited from its underweight allocation in poor performer POSCO. The Fund was positioned effectively neutral in this sector.

Top detractors from performance:

  The third quarter was flooded by conflicting signals and periods of sharp reversals, which resulted in elevated market volatility, with sentiment changing sometimes on a weekly basis. This proved a challenging environment for the Fund’s quantitative models to perform. As such, the impact of market volatility was one of the most significant detractors from performance in 2024.

  The consumer discretionary sector was the most significant detractor from relative performance, due to negative stock selection concentrated largely amongst a handful of underperforming investments that the Fund held over the course of the year. The Fund was moderately overweight the consumer discretionary sector during the period.

  China-based investments were the most significant detractor from relative performance, driven by both stock-specific blow-ups and the Fund’s defensive positioning within that market amidst the sharp rally in the final week of the third quarter. Four consumer discretionary stocks alone accounted for roughly half of this China-centric negative attribution: Alibaba Group Holdings Ltd., Class W, PDD, Miniso, and JD.com, Inc., Class SW. The Fund was virtually neutral positioned in China-centric investments.

  Holdings in the information technology sector significantly detracted from relative performance, due to negative stock selection, driven by a combination of strong performers the Fund did not own (or held at underweight positions on average). The Fund was positioned effectively neutral in this sector.

Holdings are subject to change. There is no guarantee that securities mentioned remain in or out of the Fund.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower. The maximum offering price (“MOP”) figures reflect a maximum sales charge of 5.75% for Class A. Net Asset Value ("NAV") does not reflect sales charges.

Growth of $10,000 Investment

	Victory Sophus Emerging Markets Fund Class A @ NAV - $13,753	Victory Sophus Emerging Markets Fund Class A @ MOP - $12,963	MSCI All Country World Index (regulatory broad based index) - $24,184	MSCI Emerging Markets Index - $14,293
12/14	$10,000	$9,425	$10,000	$10,000
12/15	$8,706	$8,206	$9,764	$8,508
12/16	$9,621	$9,068	$10,532	$9,460
12/17	$13,669	$12,884	$13,056	$12,987
12/18	$11,061	$10,426	$11,827	$11,094
12/19	$13,601	$12,820	$14,973	$13,139
12/20	$15,876	$14,964	$17,407	$15,544
12/21	$15,185	$14,313	$20,633	$15,149
12/22	$11,783	$11,106	$16,844	$12,105
12/23	$13,076	$12,324	$20,584	$13,295
12/24	$13,753	$12,963	$24,184	$14,293

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Year	10 Year
Class A @ NAV	5.18%	0.22%	3.24%
Class A @ MOP	-0.86%	-0.95%	2.63%
MSCI All Country World IndexFootnote Reference1	17.49%	10.06%	9.23%
MSCI Emerging Markets IndexFootnote Reference2	7.50%	1.70%	3.64%
Footnote	Description
Footnote[1]	The unmanaged MSCI All Country World Index is a free float-adjusted, market-capitalization-weighted index designed to measure the performance of large- and mid-cap stocks across developed and emerging markets.
Footnote[2]	The unmanaged MSCI Emerging Markets Index is a free-float-adjusted market-capitalization-weighted index designed to measure equity market performance in the global emerging markets.

FUND STATISTICS

($ amounts in 000s)

Net Assets	$343,742
Number of Holdings	125
Investment Advisory Fees	$3,722
Portfolio Turnover	96%

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Consumer Staples	2.6%
Real Estate	2.9%
Energy	3.0%
Materials	5.0%
Health Care	5.9%
Industrials	8.4%
Communication Services	8.6%
Consumer Discretionary	14.6%
Financials	20.2%
Information TechnologyFootnote Reference**	25.7%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

Taiwan Semiconductor Manufacturing Co. Ltd.	11.4%
Tencent Holdings Ltd.	6.0%
ICICI Bank Ltd., ADR	3.1%
Infosys Ltd., ADR	2.7%
Alibaba Group Holding Ltd., Class W	2.4%
SK Hynix, Inc.	2.1%
Meituan, Class W	1.9%
China Construction Bank Corp., Class H	1.7%
Xiaomi Corp., Class W	1.5%
Sun Pharmaceutical Industries Ltd.	1.4%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

There were no material fund changes during the year ended December 31, 2024.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

GBEMX — AR (12/24)

Victory Sophus Emerging Markets Fund

Class C

Ticker: REMGX

Annual shareholder report — December 31, 2024

The annual shareholder report contains important information about Victory Sophus Emerging Markets Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class C	$219	2.14%

What affected the Fund’s performance during the period?

Top contributors to performance:

  Stock selection in the industrials sector served as the most significant contributor to relative performance in the period. The Fund was moderately overweight this sector.

  Holdings in Taiwanese companies were another significant contributor to relative performance, driven by positive stock selection within the technology sector. Within industrials, Fortune Electric Co. Ltd outperformed due to the previously mentioned power investments. The Fund was moderately underweight in Taiwanese companies.

  The materials sector also significantly contributed to relative performance, due to positive stock selection, as evidenced by holdings including Shandong Nanshan Aluminum, Western Mining, and Welspun Corp. Ltd. The Fund benefited from its underweight allocation in poor performer POSCO. The Fund was positioned effectively neutral in this sector.

Top detractors from performance:

  The third quarter was flooded by conflicting signals and periods of sharp reversals, which resulted in elevated market volatility, with sentiment changing sometimes on a weekly basis. This proved a challenging environment for the Fund’s quantitative models to perform. As such, the impact of market volatility was one of the most significant detractors from performance in 2024.

  The consumer discretionary sector was the most significant detractor from relative performance, due to negative stock selection concentrated largely amongst a handful of underperforming investments that the Fund held over the course of the year. The Fund was moderately overweight the consumer discretionary sector during the period.

  China-based investments were the most significant detractor from relative performance, driven by both stock-specific blow-ups and the Fund’s defensive positioning within that market amidst the sharp rally in the final week of the third quarter. Four consumer discretionary stocks alone accounted for roughly half of this China-centric negative attribution: Alibaba Group Holdings Ltd., Class W, PDD, Miniso, and JD.com, Inc., Class SW. The Fund was virtually neutral positioned in China-centric investments.

  Holdings in the information technology sector significantly detracted from relative performance, due to negative stock selection, driven by a combination of strong performers the Fund did not own (or held at underweight positions on average). The Fund was positioned effectively neutral in this sector.

Holdings are subject to change. There is no guarantee that securities mentioned remain in or out of the Fund.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower. Class C is not subject to an initial sales charge, but is subject to Contingent Deferred Sales Charge (“CDSC”) of 1.00% on shares redeemed within one year of purchase. Net Asset Value ("NAV") does not reflect sales charges.

Growth of $10,000 Investment

	Victory Sophus Emerging Markets Fund Class C @ NAV - $12,893	Victory Sophus Emerging Markets Fund Class C @ CDSC - $12,893	MSCI All Country World Index (regulatory broad based index) - $24,184	MSCI Emerging Markets Index - $14,293
12/14	$10,000	$10,000	$10,000	$10,000
12/15	$8,632	$8,632	$9,764	$8,508
12/16	$9,462	$9,462	$10,532	$9,460
12/17	$13,337	$13,337	$13,056	$12,987
12/18	$10,704	$10,704	$11,827	$11,094
12/19	$13,064	$13,064	$14,973	$13,139
12/20	$15,127	$15,127	$17,407	$15,544
12/21	$14,347	$14,347	$20,633	$15,149
12/22	$11,046	$11,046	$16,844	$12,105
12/23	$12,257	$12,257	$20,584	$13,295
12/24	$12,893	$12,893	$24,184	$14,293

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Year	10 Year
Class C @ NAV	4.34%	-0.59%	2.57%
Class C @ CDSC	3.34%	-0.59%	2.57%
MSCI All Country World IndexFootnote Reference1	17.49%	10.06%	9.23%
MSCI Emerging Markets IndexFootnote Reference2	7.50%	1.70%	3.64%
Footnote	Description
Footnote[1]	The unmanaged MSCI All Country World Index is a free float-adjusted, market-capitalization-weighted index designed to measure the performance of large- and mid-cap stocks across developed and emerging markets.
Footnote[2]	The unmanaged MSCI Emerging Markets Index is a free-float-adjusted market-capitalization-weighted index designed to measure equity market performance in the global emerging markets.

FUND STATISTICS

($ amounts in 000s)

Net Assets	$343,742
Number of Holdings	125
Investment Advisory Fees	$3,722
Portfolio Turnover	96%

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Consumer Staples	2.6%
Real Estate	2.9%
Energy	3.0%
Materials	5.0%
Health Care	5.9%
Industrials	8.4%
Communication Services	8.6%
Consumer Discretionary	14.6%
Financials	20.2%
Information TechnologyFootnote Reference**	25.7%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

Taiwan Semiconductor Manufacturing Co. Ltd.	11.4%
Tencent Holdings Ltd.	6.0%
ICICI Bank Ltd., ADR	3.1%
Infosys Ltd., ADR	2.7%
Alibaba Group Holding Ltd., Class W	2.4%
SK Hynix, Inc.	2.1%
Meituan, Class W	1.9%
China Construction Bank Corp., Class H	1.7%
Xiaomi Corp., Class W	1.5%
Sun Pharmaceutical Industries Ltd.	1.4%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

There were no material fund changes during the year ended December 31, 2024.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

REMGX — AR (12/24)

Victory Sophus Emerging Markets Fund

Class R

Ticker: REMKX

Annual shareholder report — December 31, 2024

The annual shareholder report contains important information about Victory Sophus Emerging Markets Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class R	$162	1.58%

What affected the Fund’s performance during the period?

Top contributors to performance:

  Stock selection in the industrials sector served as the most significant contributor to relative performance in the period. The Fund was moderately overweight this sector.

  Holdings in Taiwanese companies were another significant contributor to relative performance, driven by positive stock selection within the technology sector. Within industrials, Fortune Electric Co. Ltd outperformed due to the previously mentioned power investments. The Fund was moderately underweight in Taiwanese companies.

  The materials sector also significantly contributed to relative performance, due to positive stock selection, as evidenced by holdings including Shandong Nanshan Aluminum, Western Mining, and Welspun Corp. Ltd. The Fund benefited from its underweight allocation in poor performer POSCO. The Fund was positioned effectively neutral in this sector.

Top detractors from performance:

  The third quarter was flooded by conflicting signals and periods of sharp reversals, which resulted in elevated market volatility, with sentiment changing sometimes on a weekly basis. This proved a challenging environment for the Fund’s quantitative models to perform. As such, the impact of market volatility was one of the most significant detractors from performance in 2024.

  The consumer discretionary sector was the most significant detractor from relative performance, due to negative stock selection concentrated largely amongst a handful of underperforming investments that the Fund held over the course of the year. The Fund was moderately overweight the consumer discretionary sector during the period.

  China-based investments were the most significant detractor from relative performance, driven by both stock-specific blow-ups and the Fund’s defensive positioning within that market amidst the sharp rally in the final week of the third quarter. Four consumer discretionary stocks alone accounted for roughly half of this China-centric negative attribution: Alibaba Group Holdings Ltd., Class W, PDD, Miniso, and JD.com, Inc., Class SW. The Fund was virtually neutral positioned in China-centric investments.

  Holdings in the information technology sector significantly detracted from relative performance, due to negative stock selection, driven by a combination of strong performers the Fund did not own (or held at underweight positions on average). The Fund was positioned effectively neutral in this sector.

Holdings are subject to change. There is no guarantee that securities mentioned remain in or out of the Fund.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

	Victory Sophus Emerging Markets Fund Class R - $13,413	MSCI All Country World Index (regulatory broad based index) - $24,184	MSCI Emerging Markets Index - $14,293
12/14	$10,000	$10,000	$10,000
12/15	$8,677	$9,764	$8,508
12/16	$9,568	$10,532	$9,460
12/17	$13,557	$13,056	$12,987
12/18	$10,948	$11,827	$11,094
12/19	$13,427	$14,973	$13,139
12/20	$15,638	$17,407	$15,544
12/21	$14,924	$20,633	$15,149
12/22	$11,548	$16,844	$12,105
12/23	$12,783	$20,584	$13,295
12/24	$13,413	$24,184	$14,293

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Year	10 Year
Class R	4.93%	-0.02%	2.98%
MSCI All Country World IndexFootnote Reference1	17.49%	10.06%	9.23%
MSCI Emerging Markets IndexFootnote Reference2	7.50%	1.70%	3.64%
Footnote	Description
Footnote[1]	The unmanaged MSCI All Country World Index is a free float-adjusted, market-capitalization-weighted index designed to measure the performance of large- and mid-cap stocks across developed and emerging markets.
Footnote[2]	The unmanaged MSCI Emerging Markets Index is a free-float-adjusted market-capitalization-weighted index designed to measure equity market performance in the global emerging markets.

FUND STATISTICS

($ amounts in 000s)

Net Assets	$343,742
Number of Holdings	125
Investment Advisory Fees	$3,722
Portfolio Turnover	96%

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Consumer Staples	2.6%
Real Estate	2.9%
Energy	3.0%
Materials	5.0%
Health Care	5.9%
Industrials	8.4%
Communication Services	8.6%
Consumer Discretionary	14.6%
Financials	20.2%
Information TechnologyFootnote Reference**	25.7%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

Taiwan Semiconductor Manufacturing Co. Ltd.	11.4%
Tencent Holdings Ltd.	6.0%
ICICI Bank Ltd., ADR	3.1%
Infosys Ltd., ADR	2.7%
Alibaba Group Holding Ltd., Class W	2.4%
SK Hynix, Inc.	2.1%
Meituan, Class W	1.9%
China Construction Bank Corp., Class H	1.7%
Xiaomi Corp., Class W	1.5%
Sun Pharmaceutical Industries Ltd.	1.4%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

There were no material fund changes during the year ended December 31, 2024.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

REMKX — AR (12/24)

Victory Sophus Emerging Markets Fund

Class R6

Ticker: RSERX

Annual shareholder report — December 31, 2024

The annual shareholder report contains important information about Victory Sophus Emerging Markets Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class R6	$92	0.89%

What affected the Fund’s performance during the period?

Top contributors to performance:

  Stock selection in the industrials sector served as the most significant contributor to relative performance in the period. The Fund was moderately overweight this sector.

  Holdings in Taiwanese companies were another significant contributor to relative performance, driven by positive stock selection within the technology sector. Within industrials, Fortune Electric Co. Ltd outperformed due to the previously mentioned power investments. The Fund was moderately underweight in Taiwanese companies.

  The materials sector also significantly contributed to relative performance, due to positive stock selection, as evidenced by holdings including Shandong Nanshan Aluminum, Western Mining, and Welspun Corp. Ltd. The Fund benefited from its underweight allocation in poor performer POSCO. The Fund was positioned effectively neutral in this sector.

Top detractors from performance:

  The third quarter was flooded by conflicting signals and periods of sharp reversals, which resulted in elevated market volatility, with sentiment changing sometimes on a weekly basis. This proved a challenging environment for the Fund’s quantitative models to perform. As such, the impact of market volatility was one of the most significant detractors from performance in 2024.

  The consumer discretionary sector was the most significant detractor from relative performance, due to negative stock selection concentrated largely amongst a handful of underperforming investments that the Fund held over the course of the year. The Fund was moderately overweight the consumer discretionary sector during the period.

  China-based investments were the most significant detractor from relative performance, driven by both stock-specific blow-ups and the Fund’s defensive positioning within that market amidst the sharp rally in the final week of the third quarter. Four consumer discretionary stocks alone accounted for roughly half of this China-centric negative attribution: Alibaba Group Holdings Ltd., Class W, PDD, Miniso, and JD.com, Inc., Class SW. The Fund was virtually neutral positioned in China-centric investments.

  Holdings in the information technology sector significantly detracted from relative performance, due to negative stock selection, driven by a combination of strong performers the Fund did not own (or held at underweight positions on average). The Fund was positioned effectively neutral in this sector.

Holdings are subject to change. There is no guarantee that securities mentioned remain in or out of the Fund.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

	Victory Sophus Emerging Markets Fund Class R6 - $15,094	MSCI All Country World Index (regulatory broad based index) - $23,793	MSCI Emerging Markets Index - $15,578
11/16Footnote Reference*	$10,000	$10,000	$10,000
12/16	$10,181	$10,362	$10,311
12/17	$14,536	$12,845	$14,155
12/18	$11,814	$11,636	$12,092
12/19	$14,596	$14,730	$14,321
12/20	$17,118	$17,125	$16,942
12/21	$16,445	$20,300	$16,512
12/22	$12,818	$16,572	$13,194
12/23	$14,284	$20,251	$14,491
12/24	$15,094	$23,793	$15,578
Footnote	Description
Footnote*	Inception date for the Victory Sophus Emerging Markets Fund, Class R6 is 11/15/2016.

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Year	Since Inception
Class R6	5.67%	0.67%	5.20%
MSCI All Country World IndexFootnote Reference1	17.49%	10.06%	11.25%
MSCI Emerging Markets IndexFootnote Reference2	7.50%	1.70%	5.60%
Footnote	Description
Footnote[1]	The unmanaged MSCI All Country World Index is a free float-adjusted, market-capitalization-weighted index designed to measure the performance of large- and mid-cap stocks across developed and emerging markets.
Footnote[2]	The unmanaged MSCI Emerging Markets Index is a free-float-adjusted market-capitalization-weighted index designed to measure equity market performance in the global emerging markets.

FUND STATISTICS

($ amounts in 000s)

Net Assets	$343,742
Number of Holdings	125
Investment Advisory Fees	$3,722
Portfolio Turnover	96%

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Consumer Staples	2.6%
Real Estate	2.9%
Energy	3.0%
Materials	5.0%
Health Care	5.9%
Industrials	8.4%
Communication Services	8.6%
Consumer Discretionary	14.6%
Financials	20.2%
Information TechnologyFootnote Reference**	25.7%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

Taiwan Semiconductor Manufacturing Co. Ltd.	11.4%
Tencent Holdings Ltd.	6.0%
ICICI Bank Ltd., ADR	3.1%
Infosys Ltd., ADR	2.7%
Alibaba Group Holding Ltd., Class W	2.4%
SK Hynix, Inc.	2.1%
Meituan, Class W	1.9%
China Construction Bank Corp., Class H	1.7%
Xiaomi Corp., Class W	1.5%
Sun Pharmaceutical Industries Ltd.	1.4%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

There were no material fund changes during the year ended December 31, 2024.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

RSERX — AR (12/24)

Victory Sophus Emerging Markets Fund

Class Y

Ticker: RSENX

Annual shareholder report — December 31, 2024

The annual shareholder report contains important information about Victory Sophus Emerging Markets Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class Y	$102	0.99%

What affected the Fund’s performance during the period?

Top contributors to performance:

  Stock selection in the industrials sector served as the most significant contributor to relative performance in the period. The Fund was moderately overweight this sector.

  Holdings in Taiwanese companies were another significant contributor to relative performance, driven by positive stock selection within the technology sector. Within industrials, Fortune Electric Co. Ltd outperformed due to the previously mentioned power investments. The Fund was moderately underweight in Taiwanese companies.

  The materials sector also significantly contributed to relative performance, due to positive stock selection, as evidenced by holdings including Shandong Nanshan Aluminum, Western Mining, and Welspun Corp. Ltd. The Fund benefited from its underweight allocation in poor performer POSCO. The Fund was positioned effectively neutral in this sector.

Top detractors from performance:

  The third quarter was flooded by conflicting signals and periods of sharp reversals, which resulted in elevated market volatility, with sentiment changing sometimes on a weekly basis. This proved a challenging environment for the Fund’s quantitative models to perform. As such, the impact of market volatility was one of the most significant detractors from performance in 2024.

  The consumer discretionary sector was the most significant detractor from relative performance, due to negative stock selection concentrated largely amongst a handful of underperforming investments that the Fund held over the course of the year. The Fund was moderately overweight the consumer discretionary sector during the period.

  China-based investments were the most significant detractor from relative performance, driven by both stock-specific blow-ups and the Fund’s defensive positioning within that market amidst the sharp rally in the final week of the third quarter. Four consumer discretionary stocks alone accounted for roughly half of this China-centric negative attribution: Alibaba Group Holdings Ltd., Class W, PDD, Miniso, and JD.com, Inc., Class SW. The Fund was virtually neutral positioned in China-centric investments.

  Holdings in the information technology sector significantly detracted from relative performance, due to negative stock selection, driven by a combination of strong performers the Fund did not own (or held at underweight positions on average). The Fund was positioned effectively neutral in this sector.

Holdings are subject to change. There is no guarantee that securities mentioned remain in or out of the Fund.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

	Victory Sophus Emerging Markets Fund Class Y - $14,226	MSCI All Country World Index (regulatory broad based index) - $24,184	MSCI Emerging Markets Index - $14,293
12/14	$10,000	$10,000	$10,000
12/15	$8,727	$9,764	$8,508
12/16	$9,675	$10,532	$9,460
12/17	$13,796	$13,056	$12,987
12/18	$11,207	$11,827	$11,094
12/19	$13,830	$14,973	$13,139
12/20	$16,195	$17,407	$15,544
12/21	$15,545	$20,633	$15,149
12/22	$12,102	$16,844	$12,105
12/23	$13,478	$20,584	$13,295
12/24	$14,226	$24,184	$14,293

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Year	10 Year
Class Y	5.56%	0.57%	3.59%
MSCI All Country World IndexFootnote Reference1	17.49%	10.06%	9.23%
MSCI Emerging Markets IndexFootnote Reference2	7.50%	1.70%	3.64%
Footnote	Description
Footnote[1]	The unmanaged MSCI All Country World Index is a free float-adjusted, market-capitalization-weighted index designed to measure the performance of large- and mid-cap stocks across developed and emerging markets.
Footnote[2]	The unmanaged MSCI Emerging Markets Index is a free-float-adjusted market-capitalization-weighted index designed to measure equity market performance in the global emerging markets.

FUND STATISTICS

($ amounts in 000s)

Net Assets	$343,742
Number of Holdings	125
Investment Advisory Fees	$3,722
Portfolio Turnover	96%

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Consumer Staples	2.6%
Real Estate	2.9%
Energy	3.0%
Materials	5.0%
Health Care	5.9%
Industrials	8.4%
Communication Services	8.6%
Consumer Discretionary	14.6%
Financials	20.2%
Information TechnologyFootnote Reference**	25.7%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

Taiwan Semiconductor Manufacturing Co. Ltd.	11.4%
Tencent Holdings Ltd.	6.0%
ICICI Bank Ltd., ADR	3.1%
Infosys Ltd., ADR	2.7%
Alibaba Group Holding Ltd., Class W	2.4%
SK Hynix, Inc.	2.1%
Meituan, Class W	1.9%
China Construction Bank Corp., Class H	1.7%
Xiaomi Corp., Class W	1.5%
Sun Pharmaceutical Industries Ltd.	1.4%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

There were no material fund changes during the year ended December 31, 2024.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

RSENX — AR (12/24)

Victory Low Duration Bond Fund

Class A

Ticker: RLDAX

Annual shareholder report — December 31, 2024

The annual shareholder report contains important information about Victory Low Duration Bond Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$87	0.85%

What affected the Fund’s performance during the period?

The Fund benefited from its overweight to credit relative to the Bloomberg U.S. Government/Credit 1-3 Year Bond Index (the "Index") as credit spreads tightened during the reporting period. The yield curve was volatile throughout the reporting period but was only a very slight detractor from overall performance. Based on relative value, the Fund increased its allocation to asset-backed securities and treasuries while reducing allocations to corporate bonds and commercial mortgage-backed securities.

Top contributors to performance:

  Asset allocation contributed the majority of the Fund’s outperformance relative to the Index driven by overweights to both commercial mortgage-backed securities and asset-backed securities combined with a large underweight to treasury securities.

  Security selection provided the remainder of the outperformance as compared to the Index, driven by positions in the insurance, banking, and transportation sectors.

Top detractors from performance:

  The yield curve was a slight detractor from performance relative to the Index driven by the 5-year part of the curve.

  Cash holdings, and holdings in the consumer non-cyclical, and capital goods sectors were the largest detractors from relative performance from an asset allocation perspective.

  Security selection within the finance sector was a slight detractor from relative performance.

The Fund had a small allocation to derivatives during the period that did not have a material impact on performance.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower. The maximum offering price (“MOP”) figures reflect a maximum sales charge of 2.25% for Class A. Net Asset Value ("NAV") does not reflect sales charges.

Growth of $10,000 Investment

	Victory Low Duration Bond Fund Class A @ NAV - $12,004	Victory Low Duration Bond Fund Class A @ MOP - $11,735	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $11,432	Bloomberg U.S. Government/Credit 1-3 Year Bond Index - $11,467
12/14	$10,000	$9,776	$10,000	$10,000
12/15	$10,052	$9,827	$10,055	$10,056
12/16	$10,233	$10,003	$10,321	$10,143
12/17	$10,383	$10,151	$10,687	$10,186
12/18	$10,459	$10,225	$10,688	$10,345
12/19	$10,827	$10,584	$11,620	$10,716
12/20	$11,243	$10,991	$12,492	$11,055
12/21	$11,323	$11,069	$12,299	$10,988
12/22	$10,912	$10,668	$10,699	$10,569
12/23	$11,420	$11,164	$11,291	$11,023
12/24	$12,004	$11,735	$11,432	$11,467

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Year	10 Year
Class A @ NAV	5.11%	2.09%	1.84%
Class A @ MOP	2.70%	1.62%	1.61%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference1	1.25%	-0.33%	1.35%
Bloomberg U.S. Government/Credit 1-3 Year Bond IndexFootnote Reference2	4.03%	1.36%	1.38%
Footnote	Description
Footnote[1]	The unmanaged Bloomberg U.S. Aggregate Bond Index measures the investment grade, USD-denominated, fixed-rate taxable bond market. The index includes Treasurys, government-related and corporate securities, and asset backed securities.
Footnote[2]	The unmanaged Bloomberg U.S. Government/Credit 1-3 Year Bond Index is generally considered to be respresentative of the average yield on U.S. government obligations having maturities between one and three years.

FUND STATISTICS

($ amounts in 000s)

Net Assets	$102,374
Number of Holdings	216
Investment Advisory Fees	$533
Portfolio Turnover	38%

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Asset AllocationFootnote Reference* (% of Net Assets)

Value	Value
Asset-Backed Securities	25.9%
Corporate Bonds	25.0%
Collateralized Mortgage Obligations	21.8%
Yankee Dollars	11.1%
U.S. Treasury Obligations	10.3%
U.S. Government Agency Mortgages	2.8%
OtherFootnote Reference**	0.9%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	Other includes the remaining asset classes which are each under 2% of the net assets of the Fund.
Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

Effective March 29, 2024the Fund's Class R shares converted to Class A shares. For more complete information, you may review the Fund's prospectus, issued May 1, 2024.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

RLDAX — AR (12/24)

Victory Low Duration Bond Fund

Class C

Ticker: RLDCX

Annual shareholder report — December 31, 2024

The annual shareholder report contains important information about Victory Low Duration Bond Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class C	$165	1.62%

What affected the Fund’s performance during the period?

The Fund benefited from its overweight to credit relative to the Bloomberg U.S. Government/Credit 1-3 Year Bond Index (the "Index") as credit spreads tightened during the reporting period. The yield curve was volatile throughout the reporting period but was only a very slight detractor from overall performance. Based on relative value, the Fund increased its allocation to asset-backed securities and treasuries while reducing allocations to corporate bonds and commercial mortgage-backed securities.

Top contributors to performance:

  Asset allocation contributed the majority of the Fund’s outperformance relative to the Index driven by overweights to both commercial mortgage-backed securities and asset-backed securities combined with a large underweight to treasury securities.

  Security selection provided the remainder of the outperformance as compared to the Index, driven by positions in the insurance, banking, and transportation sectors.

Top detractors from performance:

  The yield curve was a slight detractor from performance relative to the Index driven by the 5-year part of the curve.

  Cash holdings, and holdings in the consumer non-cyclical, and capital goods sectors were the largest detractors from relative performance from an asset allocation perspective.

  Security selection within the finance sector was a slight detractor from relative performance.

The Fund had a small allocation to derivatives during the period that did not have a material impact on performance.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower. Class C is not subject to an initial sales charge, but is subject to Contingent Deferred Sales Charge (“CDSC”) of 1.00% on shares redeemed within one year of purchase. Net Asset Value ("NAV") does not reflect sales charges.

Growth of $10,000 Investment

	Victory Low Duration Bond Fund Class C @ NAV - $11,305	Victory Low Duration Bond Fund Class C @ CDSC - $11,305	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $11,432	Bloomberg U.S. Government/Credit 1-3 Year Bond Index - $11,467
12/14	$10,000	$10,000	$10,000	$10,000
12/15	$9,980	$9,980	$10,055	$10,056
12/16	$10,074	$10,074	$10,321	$10,143
12/17	$10,144	$10,144	$10,687	$10,186
12/18	$10,140	$10,140	$10,688	$10,345
12/19	$10,424	$10,424	$11,620	$10,716
12/20	$10,742	$10,742	$12,492	$11,055
12/21	$10,735	$10,735	$12,299	$10,988
12/22	$10,277	$10,277	$10,699	$10,569
12/23	$10,755	$10,755	$11,291	$11,023
12/24	$11,305	$11,305	$11,432	$11,467

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Year	10 Year
Class C @ NAV	4.29%	1.32%	1.23%
Class C @ CDSC	3.29%	1.32%	1.23%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference1	1.25%	-0.33%	1.35%
Bloomberg U.S. Government/Credit 1-3 Year Bond IndexFootnote Reference2	4.03%	1.36%	1.38%
Footnote	Description
Footnote[1]	The unmanaged Bloomberg U.S. Aggregate Bond Index measures the investment grade, USD-denominated, fixed-rate taxable bond market. The index includes Treasurys, government-related and corporate securities, and asset backed securities.
Footnote[2]	The unmanaged Bloomberg U.S. Government/Credit 1-3 Year Bond Index is generally considered to be respresentative of the average yield on U.S. government obligations having maturities between one and three years.

FUND STATISTICS

($ amounts in 000s)

Net Assets	$102,374
Number of Holdings	216
Investment Advisory Fees	$533
Portfolio Turnover	38%

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Asset AllocationFootnote Reference* (% of Net Assets)

Value	Value
Asset-Backed Securities	25.9%
Corporate Bonds	25.0%
Collateralized Mortgage Obligations	21.8%
Yankee Dollars	11.1%
U.S. Treasury Obligations	10.3%
U.S. Government Agency Mortgages	2.8%
OtherFootnote Reference**	0.9%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	Other includes the remaining asset classes which are each under 2% of the net assets of the Fund.
Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

There were no material fund changes during the year ended December 31, 2024.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

RLDCX — AR (12/24)

Victory Low Duration Bond Fund

Class Y

Ticker: RSDYX

Annual shareholder report — December 31, 2024

The annual shareholder report contains important information about Victory Low Duration Bond Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class Y	$64	0.62%

What affected the Fund’s performance during the period?

The Fund benefited from its overweight to credit relative to the Bloomberg U.S. Government/Credit 1-3 Year Bond Index (the "Index") as credit spreads tightened during the reporting period. The yield curve was volatile throughout the reporting period but was only a very slight detractor from overall performance. Based on relative value, the Fund increased its allocation to asset-backed securities and treasuries while reducing allocations to corporate bonds and commercial mortgage-backed securities.

Top contributors to performance:

  Asset allocation contributed the majority of the Fund’s outperformance relative to the Index driven by overweights to both commercial mortgage-backed securities and asset-backed securities combined with a large underweight to treasury securities.

  Security selection provided the remainder of the outperformance as compared to the Index, driven by positions in the insurance, banking, and transportation sectors.

Top detractors from performance:

  The yield curve was a slight detractor from performance relative to the Index driven by the 5-year part of the curve.

  Cash holdings, and holdings in the consumer non-cyclical, and capital goods sectors were the largest detractors from relative performance from an asset allocation perspective.

  Security selection within the finance sector was a slight detractor from relative performance.

The Fund had a small allocation to derivatives during the period that did not have a material impact on performance.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

	Victory Low Duration Bond Fund Class Y - $12,297	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $11,432	Bloomberg U.S. Government/Credit 1-3 Year Bond Index - $11,467
12/14	$10,000	$10,000	$10,000
12/15	$10,074	$10,055	$10,056
12/16	$10,280	$10,321	$10,143
12/17	$10,456	$10,687	$10,186
12/18	$10,556	$10,688	$10,345
12/19	$10,953	$11,620	$10,716
12/20	$11,400	$12,492	$11,055
12/21	$11,508	$12,299	$10,988
12/22	$11,128	$10,699	$10,569
12/23	$11,660	$11,291	$11,023
12/24	$12,297	$11,432	$11,467

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Year	10 Year
Class Y	5.47%	2.34%	2.09%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference1	1.25%	-0.33%	1.35%
Bloomberg U.S. Government/Credit 1-3 Year Bond IndexFootnote Reference2	4.03%	1.36%	1.38%
Footnote	Description
Footnote[1]	The unmanaged Bloomberg U.S. Aggregate Bond Index measures the investment grade, USD-denominated, fixed-rate taxable bond market. The index includes Treasurys, government-related and corporate securities, and asset backed securities.
Footnote[2]	The unmanaged Bloomberg U.S. Government/Credit 1-3 Year Bond Index is generally considered to be respresentative of the average yield on U.S. government obligations having maturities between one and three years.

FUND STATISTICS

($ amounts in 000s)

Net Assets	$102,374
Number of Holdings	216
Investment Advisory Fees	$533
Portfolio Turnover	38%

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Asset AllocationFootnote Reference* (% of Net Assets)

Value	Value
Asset-Backed Securities	25.9%
Corporate Bonds	25.0%
Collateralized Mortgage Obligations	21.8%
Yankee Dollars	11.1%
U.S. Treasury Obligations	10.3%
U.S. Government Agency Mortgages	2.8%
OtherFootnote Reference**	0.9%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	Other includes the remaining asset classes which are each under 2% of the net assets of the Fund.
Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

There were no material fund changes during the year ended December 31, 2024.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

RSDYX — AR (12/24)

Victory High Yield Fund

Class A

Ticker: GUHYX

Annual shareholder report — December 31, 2024

The annual shareholder report contains important information about Victory High Yield Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$104	1.00%

What affected the Fund’s performance during the period?

Top contributors to performance:

  The Fund’s allocations to securities in the pharma, wireless, and independent industries.

  Security selection in the health care, consumer products, and airlines industries.

  The Fund’s allocation to debt securities rated BB & CCC contributed to positive relative performance.

Top detractors from performance:

  The Fund’s allocations to securities in the media, wirelines, and oil field services industries.

  Security selection of certain debt securities of issuers in the media, retailers, and pharma industries.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower. The maximum offering price (“MOP”) figures reflect a maximum sales charge of 2.25% for Class A. Net Asset Value ("NAV") does not reflect sales charges.

Growth of $10,000 Investment

	Victory High Yield Fund Class A @ NAV - $15,803	Victory High Yield Fund Class A @ MOP - $15,448	Bloomberg U.S. Universal Index (regulatory broad based index) - $11,875	Bloomberg U.S. Corporate High Yield Index - $16,552
12/14	$10,000	$9,775	$10,000	$10,000
12/15	$9,549	$9,334	$10,043	$9,553
12/16	$11,019	$10,771	$10,436	$11,190
12/17	$12,113	$11,840	$10,862	$12,029
12/18	$12,146	$11,873	$10,835	$11,779
12/19	$13,957	$13,643	$11,841	$13,466
12/20	$15,019	$14,681	$12,739	$14,424
12/21	$15,749	$15,395	$12,598	$15,185
12/22	$13,092	$12,798	$10,961	$13,486
12/23	$14,596	$14,267	$11,638	$15,299
12/24	$15,803	$15,448	$11,875	$16,552

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Year	10 Year
Class A @ NAV	8.27%	2.52%	4.68%
Class A @ MOP	5.91%	2.07%	4.44%
Bloomberg U.S. Universal IndexFootnote Reference1	2.04%	0.06%	1.73%
Bloomberg U.S. Corporate High Yield IndexFootnote Reference2	8.19%	4.21%	5.17%
Footnote	Description
Footnote[1]	The unmanaged Bloomberg U.S. Universal Index is an index that represents the union of the U.S. Aggregate Index, U.S. Corporate High-Yield, Investment Grade 144A Index, Eurodollar Index, U.S. Emerging Markets Index, and the non-ERISA eligible portion of the CMBS Index. The index covers USD denominated, taxable bonds that are rated either investment-grade or below investment-grade
Footnote[2]	The unmanaged Bloomberg U.S. Corporate High Yield Index measures the USD-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody's, Fitch and S&P is Ba1/BB+/BB+ or below. Bonds from issuers with an emerging markets country of risk, based on the Bloomberg EM country definition, are excluded.

FUND STATISTICS

($ amounts in 000s)

Net Assets	$144,671
Number of Holdings	218
Investment Advisory Fees	$1,063
Portfolio Turnover	88%

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Asset AllocationFootnote Reference* (% of Net Assets)

Value	Value
Corporate Bonds	61.3%
Yankee Dollars	16.4%
Senior Secured Loans	7.5%
Exchange-Traded Funds	2.9%
OtherFootnote Reference**	0.5%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	Other includes the remaining asset classes which are each under 2% of the net assets of the Fund.
Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

Effective October 3, 2024, VCM terminated the Sub-Advisory Agreement with Park Avenue Institutional Advisers LLC and effective October 4, 2024, VCM continues to serve as the High Yield Fund's adviser and members of VCM's Victory Income Investors franchise serves as the High Yield Fund's portfolio managers.

For more complete information, you may review the Fund's prospectus, issued May 1, 2024.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

GUHYX — AR (12/24)

Victory High Yield Fund

Class C

Ticker: RHYCX

Annual shareholder report — December 31, 2024

The annual shareholder report contains important information about Victory High Yield Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class C	$176	1.70%

What affected the Fund’s performance during the period?

Top contributors to performance:

  The Fund’s allocations to securities in the pharma, wireless, and independent industries.

  Security selection in the health care, consumer products, and airlines industries.

  The Fund’s allocation to debt securities rated BB & CCC contributed to positive relative performance.

Top detractors from performance:

  The Fund’s allocations to securities in the media, wirelines, and oil field services industries.

  Security selection of certain debt securities of issuers in the media, retailers, and pharma industries.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower. Class C is not subject to an initial sales charge, but is subject to Contingent Deferred Sales Charge (“CDSC”) of 1.00% on shares redeemed within one year of purchase. Net Asset Value ("NAV") does not reflect sales charges.

Growth of $10,000 Investment

	Victory High Yield Fund Class C @ NAV - $14,966	Victory High Yield Fund Class C @ CDSC - $14,966	Bloomberg U.S. Universal Index (regulatory broad based index) - $11,875	Bloomberg U.S. Corporate High Yield Index - $16,552
12/14	$10,000	$10,000	$10,000	$10,000
12/15	$9,484	$9,484	$10,043	$9,553
12/16	$10,867	$10,867	$10,436	$11,190
12/17	$11,865	$11,865	$10,862	$12,029
12/18	$11,814	$11,814	$10,835	$11,779
12/19	$13,497	$13,497	$11,841	$13,466
12/20	$14,399	$14,399	$12,739	$14,424
12/21	$15,013	$15,013	$12,598	$15,185
12/22	$12,399	$12,399	$10,961	$13,486
12/23	$13,823	$13,823	$11,638	$15,299
12/24	$14,966	$14,966	$11,875	$16,552

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Year	10 Year
Class C @ NAV	7.30%	1.75%	4.11%
Class C @ CDSC	6.30%	1.75%	4.11%
Bloomberg U.S. Universal IndexFootnote Reference1	2.04%	0.06%	1.73%
Bloomberg U.S. Corporate High Yield IndexFootnote Reference2	8.19%	4.21%	5.17%
Footnote	Description
Footnote[1]	The unmanaged Bloomberg U.S. Universal Index is an index that represents the union of the U.S. Aggregate Index, U.S. Corporate High-Yield, Investment Grade 144A Index, Eurodollar Index, U.S. Emerging Markets Index, and the non-ERISA eligible portion of the CMBS Index. The index covers USD denominated, taxable bonds that are rated either investment-grade or below investment-grade
Footnote[2]	The unmanaged Bloomberg U.S. Corporate High Yield Index measures the USD-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody's, Fitch and S&P is Ba1/BB+/BB+ or below. Bonds from issuers with an emerging markets country of risk, based on the Bloomberg EM country definition, are excluded.

FUND STATISTICS

($ amounts in 000s)

Net Assets	$144,671
Number of Holdings	218
Investment Advisory Fees	$1,063
Portfolio Turnover	88%

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Asset AllocationFootnote Reference* (% of Net Assets)

Value	Value
Corporate Bonds	61.3%
Yankee Dollars	16.4%
Senior Secured Loans	7.5%
Exchange-Traded Funds	2.9%
OtherFootnote Reference**	0.5%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	Other includes the remaining asset classes which are each under 2% of the net assets of the Fund.
Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

Effective October 3, 2024, VCM terminated the Sub-Advisory Agreement with Park Avenue Institutional Advisers LLC and effective October 4, 2024, VCM continues to serve as the High Yield Fund's adviser and members of VCM's Victory Income Investors franchise serves as the High Yield Fund's portfolio managers.

For more complete information, you may review the Fund's prospectus, issued May 1, 2024.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

RHYCX — AR (12/24)

Victory High Yield Fund

Class R

Ticker: RHYKX

Annual shareholder report — December 31, 2024

The annual shareholder report contains important information about Victory High Yield Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class R	$141	1.35%

What affected the Fund’s performance during the period?

Top contributors to performance:

  The Fund’s allocations to securities in the pharma, wireless, and independent industries.

  Security selection in the health care, consumer products, and airlines industries.

  The Fund’s allocation to debt securities rated BB & CCC contributed to positive relative performance.

Top detractors from performance:

  The Fund’s allocations to securities in the media, wirelines, and oil field services industries.

  Security selection of certain debt securities of issuers in the media, retailers, and pharma industries.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

	Victory High Yield Fund Class R - $15,346	Bloomberg U.S. Universal Index (regulatory broad based index) - $11,875	Bloomberg U.S. Corporate High Yield Index - $16,552
12/14	$10,000	$10,000	$10,000
12/15	$9,518	$10,043	$9,553
12/16	$10,926	$10,436	$11,190
12/17	$11,979	$10,862	$12,029
12/18	$11,970	$10,835	$11,779
12/19	$13,704	$11,841	$13,466
12/20	$14,696	$12,739	$14,424
12/21	$15,365	$12,598	$15,185
12/22	$12,742	$10,961	$13,486
12/23	$14,155	$11,638	$15,299
12/24	$15,346	$11,875	$16,552

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Year	10 Year
Class R	8.41%	2.29%	4.38%
Bloomberg U.S. Universal IndexFootnote Reference1	2.04%	0.06%	1.73%
Bloomberg U.S. Corporate High Yield IndexFootnote Reference2	8.19%	4.21%	5.17%
Footnote	Description
Footnote[1]	The unmanaged Bloomberg U.S. Universal Index is an index that represents the union of the U.S. Aggregate Index, U.S. Corporate High-Yield, Investment Grade 144A Index, Eurodollar Index, U.S. Emerging Markets Index, and the non-ERISA eligible portion of the CMBS Index. The index covers USD denominated, taxable bonds that are rated either investment-grade or below investment-grade
Footnote[2]	The unmanaged Bloomberg U.S. Corporate High Yield Index measures the USD-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody's, Fitch and S&P is Ba1/BB+/BB+ or below. Bonds from issuers with an emerging markets country of risk, based on the Bloomberg EM country definition, are excluded.

FUND STATISTICS

($ amounts in 000s)

Net Assets	$144,671
Number of Holdings	218
Investment Advisory Fees	$1,063
Portfolio Turnover	88%

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Asset AllocationFootnote Reference* (% of Net Assets)

Value	Value
Corporate Bonds	61.3%
Yankee Dollars	16.4%
Senior Secured Loans	7.5%
Exchange-Traded Funds	2.9%
OtherFootnote Reference**	0.5%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	Other includes the remaining asset classes which are each under 2% of the net assets of the Fund.
Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

Effective October 3, 2024, VCM terminated the Sub-Advisory Agreement with Park Avenue Institutional Advisers LLC and effective October 4, 2024, VCM continues to serve as the High Yield Fund's adviser and members of VCM's Victory Income Investors franchise serves as the High Yield Fund's portfolio managers.

For more complete information, you may review the Fund's prospectus, issued May 1, 2024.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

RHYKX — AR (12/24)

Victory High Yield Fund

Class Y

Ticker: RSYYX

Annual shareholder report — December 31, 2024

The annual shareholder report contains important information about Victory High Yield Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class Y	$79	0.76%

What affected the Fund’s performance during the period?

Top contributors to performance:

  The Fund’s allocations to securities in the pharma, wireless, and independent industries.

  Security selection in the health care, consumer products, and airlines industries.

  The Fund’s allocation to debt securities rated BB & CCC contributed to positive relative performance.

Top detractors from performance:

  The Fund’s allocations to securities in the media, wirelines, and oil field services industries.

  Security selection of certain debt securities of issuers in the media, retailers, and pharma industries.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

	Victory High Yield Fund Class Y - $16,212	Bloomberg U.S. Universal Index (regulatory broad based index) - $11,875	Bloomberg U.S. Corporate High Yield Index - $16,552
12/14	$10,000	$10,000	$10,000
12/15	$9,566	$10,043	$9,553
12/16	$11,071	$10,436	$11,190
12/17	$12,204	$10,862	$12,029
12/18	$12,267	$10,835	$11,779
12/19	$14,138	$11,841	$13,466
12/20	$15,230	$12,739	$14,424
12/21	$16,039	$12,598	$15,185
12/22	$13,379	$10,961	$13,486
12/23	$14,960	$11,638	$15,299
12/24	$16,212	$11,875	$16,552

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Year	10 Year
Class Y	8.37%	2.78%	4.95%
Bloomberg U.S. Universal IndexFootnote Reference1	2.04%	0.06%	1.73%
Bloomberg U.S. Corporate High Yield IndexFootnote Reference2	8.19%	4.21%	5.17%
Footnote	Description
Footnote[1]	The unmanaged Bloomberg U.S. Universal Index is an index that represents the union of the U.S. Aggregate Index, U.S. Corporate High-Yield, Investment Grade 144A Index, Eurodollar Index, U.S. Emerging Markets Index, and the non-ERISA eligible portion of the CMBS Index. The index covers USD denominated, taxable bonds that are rated either investment-grade or below investment-grade
Footnote[2]	The unmanaged Bloomberg U.S. Corporate High Yield Index measures the USD-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody's, Fitch and S&P is Ba1/BB+/BB+ or below. Bonds from issuers with an emerging markets country of risk, based on the Bloomberg EM country definition, are excluded.

FUND STATISTICS

($ amounts in 000s)

Net Assets	$144,671
Number of Holdings	218
Investment Advisory Fees	$1,063
Portfolio Turnover	88%

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Asset AllocationFootnote Reference* (% of Net Assets)

Value	Value
Corporate Bonds	61.3%
Yankee Dollars	16.4%
Senior Secured Loans	7.5%
Exchange-Traded Funds	2.9%
OtherFootnote Reference**	0.5%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	Other includes the remaining asset classes which are each under 2% of the net assets of the Fund.
Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

Effective October 3, 2024, VCM terminated the Sub-Advisory Agreement with Park Avenue Institutional Advisers LLC and effective October 4, 2024, VCM continues to serve as the High Yield Fund's adviser and members of VCM's Victory Income Investors franchise serves as the High Yield Fund's portfolio managers.

For more complete information, you may review the Fund's prospectus, issued May 1, 2024.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

RSYYX — AR (12/24)

Victory Tax-Exempt Fund

Class A

Ticker: GUTEX

Annual shareholder report — December 31, 2024

The annual shareholder report contains important information about Victory Tax-Exempt Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$81	0.80%

What affected the Fund’s performance during the period?

AAA municipal bond interest rates ended 2024 at higher levels across most of the maturity spectrum. In addition, municipal credit spreads tightened by year end.

Top contributors to performance:

  Security selection in the continuing care retirement center (CCRC) and tax revenue sectors.

  Overweight allocation to the CCRC sector.

  Security selection in the A and BBB rating categories.

  Overweight allocation to the BBB rating category.

Top detractors from performance:

  The Fund’s duration (sensitivity to interest rates) was higher than that of the Index, which drove underperformance as interest rates increased during the reporting period.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower. The maximum offering price (“MOP”) figures reflect a maximum sales charge of 2.25% for Class A. Net Asset Value ("NAV") does not reflect sales charges.

Growth of $10,000 Investment

	Victory Tax-Exempt Fund Class A @ NAV - $12,743	Victory Tax-Exempt Fund Class A @ MOP - $12,456	Bloomberg Municipal Bond Index (regulatory broad based index) - $12,494
12/14	$10,000	$9,774	$10,000
12/15	$10,276	$10,044	$10,330
12/16	$10,132	$9,903	$10,356
12/17	$10,931	$10,684	$10,920
12/18	$11,006	$10,758	$11,060
12/19	$11,977	$11,707	$11,893
12/20	$12,623	$12,338	$12,513
12/21	$13,121	$12,825	$12,703
12/22	$11,586	$11,325	$11,620
12/23	$12,384	$12,105	$12,364
12/24	$12,743	$12,456	$12,494

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Year	10 Year
Class A @ NAV	2.90%	1.25%	2.45%
Class A @ MOP	0.54%	0.78%	2.22%
Bloomberg Municipal Bond IndexFootnote Reference1	1.05%	0.99%	2.25%
Footnote	Description
Footnote[1]	The unmanaged Bloomberg Municipal Bond Index is considered to be generally representative of investment-grade-municipal issues having remaining maturities greater than 1 year and a national scope.

FUND STATISTICS

($ amounts in 000s)

Net Assets	$36,150
Number of Holdings	64
Investment Advisory Fees	$179
Portfolio Turnover	18%

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Top Industries* (% of Net Assets)

Value	Value
Tobacco Settlement	5.5%
Water	5.6%
Development	5.9%
Higher Education	6.5%
Transportation	8.2%
Airport	8.4%
Nursing Homes	11.9%
General	12.3%
Medical	12.5%
Education	12.9%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

There were no material fund changes during the year ended December 31, 2024.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

GUTEX — AR (12/24)

Victory Tax-Exempt Fund

Class C

Ticker: RETCX

Annual shareholder report — December 31, 2024

The annual shareholder report contains important information about Victory Tax-Exempt Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class C	$162	1.60%

What affected the Fund’s performance during the period?

AAA municipal bond interest rates ended 2024 at higher levels across most of the maturity spectrum. In addition, municipal credit spreads tightened by year end.

Top contributors to performance:

  Security selection in the continuing care retirement center (CCRC) and tax revenue sectors.

  Overweight allocation to the CCRC sector.

  Security selection in the A and BBB rating categories.

  Overweight allocation to the BBB rating category.

Top detractors from performance:

  The Fund’s duration (sensitivity to interest rates) was higher than that of the Index, which drove underperformance as interest rates increased during the reporting period.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower. Class C is not subject to an initial sales charge, but is subject to Contingent Deferred Sales Charge (“CDSC”) of 1.00% on shares redeemed within one year of purchase. Net Asset Value ("NAV") does not reflect sales charges.

Growth of $10,000 Investment

	Victory Tax-Exempt Fund Class C @ NAV - $11,968	Victory Tax-Exempt Fund Class C @ CDSC - $11,968	Bloomberg Municipal Bond Index (regulatory broad based index) - $12,494
12/14	$10,000	$10,000	$10,000
12/15	$10,204	$10,204	$10,330
12/16	$9,980	$9,980	$10,356
12/17	$10,670	$10,670	$10,920
12/18	$10,670	$10,670	$11,060
12/19	$11,520	$11,520	$11,893
12/20	$12,045	$12,045	$12,513
12/21	$12,422	$12,422	$12,703
12/22	$10,882	$10,882	$11,620
12/23	$11,631	$11,631	$12,364
12/24	$11,968	$11,968	$12,494

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Year	10 Year
Class C @ NAV	2.09%	0.45%	1.81%
Class C @ CDSC	1.10%	0.45%	1.81%
Bloomberg Municipal Bond IndexFootnote Reference1	1.05%	0.99%	2.25%
Footnote	Description
Footnote[1]	The unmanaged Bloomberg Municipal Bond Index is considered to be generally representative of investment-grade-municipal issues having remaining maturities greater than 1 year and a national scope.

FUND STATISTICS

($ amounts in 000s)

Net Assets	$36,150
Number of Holdings	64
Investment Advisory Fees	$179
Portfolio Turnover	18%

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Top Industries* (% of Net Assets)

Value	Value
Tobacco Settlement	5.5%
Water	5.6%
Development	5.9%
Higher Education	6.5%
Transportation	8.2%
Airport	8.4%
Nursing Homes	11.9%
General	12.3%
Medical	12.5%
Education	12.9%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

There were no material fund changes during the year ended December 31, 2024.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

RETCX — AR (12/24)

Victory Tax-Exempt Fund

Class Y

Ticker: RSTYX

Annual shareholder report — December 31, 2024

The annual shareholder report contains important information about Victory Tax-Exempt Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class Y	$70	0.69%

What affected the Fund’s performance during the period?

AAA municipal bond interest rates ended 2024 at higher levels across most of the maturity spectrum. In addition, municipal credit spreads tightened by year end.

Top contributors to performance:

  Security selection in the continuing care retirement center (CCRC) and tax revenue sectors.

  Overweight allocation to the CCRC sector.

  Security selection in the A and BBB rating categories.

  Overweight allocation to the BBB rating category.

Top detractors from performance:

  The Fund’s duration (sensitivity to interest rates) was higher than that of the Index, which drove underperformance as interest rates increased during the reporting period.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

	Victory Tax-Exempt Fund Class Y - $12,898	Bloomberg Municipal Bond Index (regulatory broad based index) - $12,494
12/14	$10,000	$10,000
12/15	$10,287	$10,330
12/16	$10,164	$10,356
12/17	$10,967	$10,920
12/18	$11,054	$11,060
12/19	$12,055	$11,893
12/20	$12,719	$12,513
12/21	$13,235	$12,703
12/22	$11,700	$11,620
12/23	$12,520	$12,364
12/24	$12,898	$12,494

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Year	10 Year
Class Y	3.02%	1.36%	2.58%
Bloomberg Municipal Bond IndexFootnote Reference1	1.05%	0.99%	2.25%
Footnote	Description
Footnote[1]	The unmanaged Bloomberg Municipal Bond Index is considered to be generally representative of investment-grade-municipal issues having remaining maturities greater than 1 year and a national scope.

FUND STATISTICS

($ amounts in 000s)

Net Assets	$36,150
Number of Holdings	64
Investment Advisory Fees	$179
Portfolio Turnover	18%

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Top Industries* (% of Net Assets)

Value	Value
Tobacco Settlement	5.5%
Water	5.6%
Development	5.9%
Higher Education	6.5%
Transportation	8.2%
Airport	8.4%
Nursing Homes	11.9%
General	12.3%
Medical	12.5%
Education	12.9%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

There were no material fund changes during the year ended December 31, 2024.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

RSTYX — AR (12/24)

Victory High Income Municipal Bond Fund

Class A

Ticker: RSHMX

Annual shareholder report — December 31, 2024

The annual shareholder report contains important information about Victory High Income Municipal Bond Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$83	0.80%

What affected the Fund’s performance during the period?

AAA municipal bond interest rates ended 2024 at higher levels across most of the maturity spectrum. In addition, municipal credit spreads tightened by year end.

Top contributors to performance:

  Security selection in the continuing care retirement center (CCRC) and education sectors.

  Overweight allocation to the CCRC sector.

  Security selection in the BBB, BB, and unrated rating categories.

Top detractors from performance:

  The Fund’s duration (sensitivity to interest rates) was higher than that of the Bloomberg Municipal Bond Index, which drove underperformance as interest rates increased during the reporting period.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower. The maximum offering price (“MOP”) figures reflect a maximum sales charge of 2.25% for Class A. Net Asset Value ("NAV") does not reflect sales charges.

Growth of $10,000 Investment

	Victory High Income Municipal Bond Fund Class A @ NAV - $13,385	Victory High Income Municipal Bond Fund Class A @ MOP - $13,083	Bloomberg Municipal Bond Index (regulatory broad based index) - $12,494	Bloomberg High Yield Municipal Bond Index - $15,209
12/14	$10,000	$9,775	$10,000	$10,000
12/15	$10,451	$10,215	$10,330	$10,181
12/16	$10,342	$10,109	$10,356	$10,485
12/17	$11,258	$11,004	$10,920	$11,502
12/18	$11,296	$11,041	$11,060	$12,049
12/19	$12,204	$11,928	$11,893	$13,335
12/20	$12,877	$12,587	$12,513	$13,987
12/21	$13,639	$13,331	$12,703	$15,074
12/22	$11,664	$11,401	$11,620	$13,099
12/23	$12,529	$12,246	$12,364	$14,305
12/24	$13,385	$13,083	$12,494	$15,209

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Year	10 Year
Class A @ NAV	6.83%	1.86%	2.96%
Class A @ MOP	4.48%	1.40%	2.72%
Bloomberg Municipal Bond IndexFootnote Reference1	1.05%	0.99%	2.25%
Bloomberg High Yield Municipal Bond IndexFootnote Reference2	6.32%	2.66%	4.28%
Footnote	Description
Footnote[1]	The unmanaged Bloomberg Municipal Bond Index is considered to be generally representative of investment-grade-municipal issues having remaining maturities greater than 1 year and a national scope.
Footnote[2]	The unmanaged Bloomberg High Yield Municipal Bond Index is an index consisting of noninvestment-grade, unrated or below Ba1 bonds.

FUND STATISTICS

($ amounts in 000s)

Net Assets	$36,074
Number of Holdings	78
Investment Advisory Fees	$181
Portfolio Turnover	8%

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Top Industries* (% of Net Assets)

Value	Value
General Obligation	1.4%
Housing	2.3%
Pollution	3.6%
Transportation	4.7%
Medical	7.9%
Higher Education	8.9%
General	9.3%
Nursing Homes	15.6%
Development	17.6%
Education	24.1%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

There were no material fund changes during the year ended December 31, 2024.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

RSHMX — AR (12/24)

Victory High Income Municipal Bond Fund

Class C

Ticker: RSHCX

Annual shareholder report — December 31, 2024

The annual shareholder report contains important information about Victory High Income Municipal Bond Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class C	$162	1.57%

What affected the Fund’s performance during the period?

AAA municipal bond interest rates ended 2024 at higher levels across most of the maturity spectrum. In addition, municipal credit spreads tightened by year end.

Top contributors to performance:

  Security selection in the continuing care retirement center (CCRC) and education sectors.

  Overweight allocation to the CCRC sector.

  Security selection in the BBB, BB, and unrated rating categories.

Top detractors from performance:

  The Fund’s duration (sensitivity to interest rates) was higher than that of the Bloomberg Municipal Bond Index, which drove underperformance as interest rates increased during the reporting period.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower. Class C is not subject to an initial sales charge, but is subject to Contingent Deferred Sales Charge (“CDSC”) of 1.00% on shares redeemed within one year of purchase. Net Asset Value ("NAV") does not reflect sales charges.

Growth of $10,000 Investment

	Victory High Income Municipal Bond Fund Class C @ NAV - $12,590	Victory High Income Municipal Bond Fund Class C @ CDSC - $12,590	Bloomberg Municipal Bond Index (regulatory broad based index) - $12,494	Bloomberg High Yield Municipal Bond Index - $15,209
12/14	$10,000	$10,000	$10,000	$10,000
12/15	$10,371	$10,371	$10,330	$10,181
12/16	$10,185	$10,185	$10,356	$10,485
12/17	$11,002	$11,002	$10,920	$11,502
12/18	$10,954	$10,954	$11,060	$12,049
12/19	$11,745	$11,745	$11,893	$13,335
12/20	$12,299	$12,299	$12,513	$13,987
12/21	$12,929	$12,929	$12,703	$15,074
12/22	$10,972	$10,972	$11,620	$13,099
12/23	$11,785	$11,785	$12,364	$14,305
12/24	$12,590	$12,590	$12,494	$15,209

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Year	10 Year
Class C @ NAV	6.02%	1.09%	2.33%
Class C @ CDSC	5.02%	1.09%	2.33%
Bloomberg Municipal Bond IndexFootnote Reference1	1.05%	0.99%	2.25%
Bloomberg High Yield Municipal Bond IndexFootnote Reference2	6.32%	2.66%	4.28%
Footnote	Description
Footnote[1]	The unmanaged Bloomberg Municipal Bond Index is considered to be generally representative of investment-grade-municipal issues having remaining maturities greater than 1 year and a national scope.
Footnote[2]	The unmanaged Bloomberg High Yield Municipal Bond Index is an index consisting of noninvestment-grade, unrated or below Ba1 bonds.

FUND STATISTICS

($ amounts in 000s)

Net Assets	$36,074
Number of Holdings	78
Investment Advisory Fees	$181
Portfolio Turnover	8%

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Top Industries* (% of Net Assets)

Value	Value
General Obligation	1.4%
Housing	2.3%
Pollution	3.6%
Transportation	4.7%
Medical	7.9%
Higher Education	8.9%
General	9.3%
Nursing Homes	15.6%
Development	17.6%
Education	24.1%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

There were no material fund changes during the year ended December 31, 2024.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

RSHCX — AR (12/24)

Victory High Income Municipal Bond Fund

Class Y

Ticker: RHMYX

Annual shareholder report — December 31, 2024

The annual shareholder report contains important information about Victory High Income Municipal Bond Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class Y	$59	0.57%

What affected the Fund’s performance during the period?

AAA municipal bond interest rates ended 2024 at higher levels across most of the maturity spectrum. In addition, municipal credit spreads tightened by year end.

Top contributors to performance:

  Security selection in the continuing care retirement center (CCRC) and education sectors.

  Overweight allocation to the CCRC sector.

  Security selection in the BBB, BB, and unrated rating categories.

Top detractors from performance:

  The Fund’s duration (sensitivity to interest rates) was higher than that of the Bloomberg Municipal Bond Index, which drove underperformance as interest rates increased during the reporting period.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

	Victory High Income Municipal Bond Fund Class Y - $13,709	Bloomberg Municipal Bond Index (regulatory broad based index) - $12,494	Bloomberg High Yield Municipal Bond Index - $15,209
12/14	$10,000	$10,000	$10,000
12/15	$10,475	$10,330	$10,181
12/16	$10,390	$10,356	$10,485
12/17	$11,336	$10,920	$11,502
12/18	$11,401	$11,060	$12,049
12/19	$12,346	$11,893	$13,335
12/20	$13,057	$12,513	$13,987
12/21	$13,861	$12,703	$15,074
12/22	$11,881	$11,620	$13,099
12/23	$12,804	$12,364	$14,305
12/24	$13,709	$12,494	$15,209

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Year	10 Year
Class Y	7.07%	2.12%	3.20%
Bloomberg Municipal Bond IndexFootnote Reference1	1.05%	0.99%	2.25%
Bloomberg High Yield Municipal Bond IndexFootnote Reference2	6.32%	2.66%	4.28%
Footnote	Description
Footnote[1]	The unmanaged Bloomberg Municipal Bond Index is considered to be generally representative of investment-grade-municipal issues having remaining maturities greater than 1 year and a national scope.
Footnote[2]	The unmanaged Bloomberg High Yield Municipal Bond Index is an index consisting of noninvestment-grade, unrated or below Ba1 bonds.

FUND STATISTICS

($ amounts in 000s)

Net Assets	$36,074
Number of Holdings	78
Investment Advisory Fees	$181
Portfolio Turnover	8%

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Top Industries* (% of Net Assets)

Value	Value
General Obligation	1.4%
Housing	2.3%
Pollution	3.6%
Transportation	4.7%
Medical	7.9%
Higher Education	8.9%
General	9.3%
Nursing Homes	15.6%
Development	17.6%
Education	24.1%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

There were no material fund changes during the year ended December 31, 2024.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

RHMYX — AR (12/24)

Victory High Income Municipal Bond Fund

Member Class

Ticker: RHMMX

Annual shareholder report — December 31, 2024

The annual shareholder report contains important information about Victory High Income Municipal Bond Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Member Class	$67	0.65%

What affected the Fund’s performance during the period?

AAA municipal bond interest rates ended 2024 at higher levels across most of the maturity spectrum. In addition, municipal credit spreads tightened by year end.

Top contributors to performance:

  Security selection in the continuing care retirement center (CCRC) and education sectors.

  Overweight allocation to the CCRC sector.

  Security selection in the BBB, BB, and unrated rating categories.

Top detractors from performance:

  The Fund’s duration (sensitivity to interest rates) was higher than that of the Bloomberg Municipal Bond Index, which drove underperformance as interest rates increased during the reporting period.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

	Victory High Income Municipal Bond Fund Member Class - $10,896	Bloomberg Municipal Bond Index (regulatory broad based index) - $10,195	Bloomberg High Yield Municipal Bond Index - $11,339
11/20Footnote Reference*	$10,000	$10,000	$10,000
12/20	$10,411	$10,210	$10,428
12/21	$11,043	$10,365	$11,238
12/22	$9,458	$9,481	$9,766
12/23	$10,174	$10,088	$10,665
12/24	$10,896	$10,195	$11,339

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	Since Inception
Member Class	7.10%	2.08%
Bloomberg Municipal Bond IndexFootnote Reference1	1.05%	0.46%
Bloomberg High Yield Municipal Bond IndexFootnote Reference2	6.32%	3.07%
Footnote	Description
Footnote[1]	The unmanaged Bloomberg Municipal Bond Index is considered to be generally representative of investment-grade-municipal issues having remaining maturities greater than 1 year and a national scope.
Footnote[2]	The unmanaged Bloomberg High Yield Municipal Bond Index is an index consisting of noninvestment-grade, unrated or below Ba1 bonds.

FUND STATISTICS

($ amounts in 000s)

Net Assets	$36,074
Number of Holdings	78
Investment Advisory Fees	$181
Portfolio Turnover	8%

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Top Industries* (% of Net Assets)

Value	Value
General Obligation	1.4%
Housing	2.3%
Pollution	3.6%
Transportation	4.7%
Medical	7.9%
Higher Education	8.9%
General	9.3%
Nursing Homes	15.6%
Development	17.6%
Education	24.1%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

There were no material fund changes during the year ended December 31, 2024.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

RHMMX — AR (12/24)

Victory Floating Rate Fund

Class A

Ticker: RSFLX

Annual shareholder report — December 31, 2024

The annual shareholder report contains important information about Victory Floating Rate Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$104	1.00%

What affected the Fund’s performance during the period?

Top contributors to performance:

  The Fund’s performance relative to the Morningstar LSTA US Leveraged Loan Index (the “Index”) benefited from its overweight holdings in the telecommunication services sector.

  Security selection in the health care, retail, and software & services sectors contributed to the Fund’s performance relative to the Index.

  The Fund’s positioning in favor of lower-quality, higher-yielding loans aided relative performance.

  The Fund’s out of benchmark exposures to corporate bonds contributed positively to the Fund's returns relative to the Index.

Top detractors from performance:

  The Fund’s overweight holdings in the media & entertainment sector detracted from performance relative to the Index.

  Security selection in pharmaceuticals, capital goods, and energy sectors detracted from the Fund’s performance relative to the Index.

  The Fund’s Exchange-Trade Funds comprised of senior secured loans and cash holdings detracted from performance.

The Fund had a small allocation to derivatives during the period that did not have a material impact on performance.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower. The maximum offering price (“MOP”) figures reflect a maximum sales charge of 2.25% for Class A. Net Asset Value ("NAV") does not reflect sales charges.

Growth of $10,000 Investment

	Victory Floating Rate Fund Class A @ NAV - $14,858	Victory Floating Rate Fund Class A @ MOP - $14,518	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $11,432	Morningstar LSTA US Leveraged Loan Index - $16,521
12/14	$10,000	$9,771	$10,000	$10,000
12/15	$9,697	$9,475	$10,055	$9,931
12/16	$10,895	$10,645	$10,321	$10,938
12/17	$11,304	$11,045	$10,687	$11,387
12/18	$11,352	$11,092	$10,688	$11,441
12/19	$12,422	$12,138	$11,620	$12,429
12/20	$13,019	$12,721	$12,492	$12,818
12/21	$13,526	$13,216	$12,299	$13,485
12/22	$12,577	$12,289	$10,699	$13,378
12/23	$13,714	$13,400	$11,291	$15,155
12/24	$14,858	$14,518	$11,432	$16,521

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Year	10 Year
Class A @ NAV	8.08%	3.65%	4.04%
Class A @ MOP	5.86%	3.17%	3.80%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference1	1.25%	-0.33%	1.35%
Morningstar LSTA US Leveraged Loan IndexFootnote Reference2	9.01%	5.86%	5.15%
Footnote	Description
Footnote[1]	The unmanaged Bloomberg U.S. Aggregate Bond Index measures the investment grade, USD-denominated, fixed-rate taxable bond market. The index includes Treasurys, government-related and corporate securities, and asset backed securities.
Footnote[2]	The unmanaged Morningstar LSTA US Leveraged Loan Index covers more than 1,100 loan facilities and reflects the market-value-weighted performance of U.S. dollar-denominated institutional leverages loans.

FUND STATISTICS

($ amounts in 000s)

Net Assets	$466,448
Number of Holdings	137
Investment Advisory Fees	$4,336
Portfolio Turnover	52%

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Real Estate	0.9%
Consumer Staples	2.0%
Energy	3.6%
Information Technology	3.9%
Materials	5.1%
Financials	9.6%
Communication Services	9.8%
Industrials	14.5%
Health Care	16.7%
Consumer Discretionary	23.6%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

Knight Health Holdings LLC, Term B Loans, First Lien, 9.94% (SOFR01M+525bps), 12/26/28	3.0%
Sinclair Television Group, Inc., Term Loan B-3, First Lien, 7.69% (SOFR01M+300bps), 3/25/28	1.8%
Invesco Senior Loan ETF	1.8%
SPDR Blackstone Senior Loan ETF	1.8%
Gates Global LLC, Initial B-5 Dollar Term Loans, First Lien, 6.32% (SOFR01M+175bps), 6/4/31	1.5%
Ineos U.S. Finance LLC, 2030 Dollar Term Loans, First Lien, 7.82% (SOFR01M+325bps), 2/16/30	1.5%
Hunter Douglas, Inc., Tranche B-1 Term Loans, First Lien, 8.02% (SOFR03M+350bps), 2/25/29	1.4%
Amneal Pharmaceuticals LLC, Initial Term Loan, First Lien, 10.07% (SOFR01M+550bps), 3/23/25	1.4%
Houghton Mifflin Harcourt Co., Term B Loans, First Lien, 9.92% (SOFR01M+525bps), 4/7/29	1.4%
Hilton Grand Vacations Borrower LLC, Amendment No. 4 Term Loans, First Lien, 6.82% (SOFR01M+225bps), 1/17/31	1.4%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

Effective March 29, 2024the Fund's Class R shares converted to Class A shares.

The Fund was sub-advised by Park Avenue Institutional Investors LLC through October 3, 2024. VCM has entered into an Interim Sub-Advisory Agreement with Amundi Asset Management US, Inc, effective as of October 4, 2024, which expires on the close of business on February 28, 2025. Effective February 28, 2025, the Victory Income Investors franchise of VCM will manage the Fund. No changes to the Fund's investment objective or principal investment strategies are expected.

For more complete information, you may review the Fund's prospectus, issued May 1, 2024.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

RSFLX — AR (12/24)

Victory Floating Rate Fund

Class C

Ticker: RSFCX

Annual shareholder report — December 31, 2024

The annual shareholder report contains important information about Victory Floating Rate Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class C	$187	1.80%

What affected the Fund’s performance during the period?

Top contributors to performance:

  The Fund’s performance relative to the Morningstar LSTA US Leveraged Loan Index (the “Index”) benefited from its overweight holdings in the telecommunication services sector.

  Security selection in the health care, retail, and software & services sectors contributed to the Fund’s performance relative to the Index.

  The Fund’s positioning in favor of lower-quality, higher-yielding loans aided relative performance.

  The Fund’s out of benchmark exposures to corporate bonds contributed positively to the Fund's returns relative to the Index.

Top detractors from performance:

  The Fund’s overweight holdings in the media & entertainment sector detracted from performance relative to the Index.

  Security selection in pharmaceuticals, capital goods, and energy sectors detracted from the Fund’s performance relative to the Index.

  The Fund’s Exchange-Trade Funds comprised of senior secured loans and cash holdings detracted from performance.

The Fund had a small allocation to derivatives during the period that did not have a material impact on performance.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower. Class C is not subject to an initial sales charge, but is subject to Contingent Deferred Sales Charge (“CDSC”) of 1.00% on shares redeemed within one year of purchase. Net Asset Value ("NAV") does not reflect sales charges.

Growth of $10,000 Investment

	Victory Floating Rate Fund Class C @ NAV - $13,923	Victory Floating Rate Fund Class C @ CDSC - $13,923	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $11,432	Morningstar LSTA US Leveraged Loan Index - $16,521
12/14	$10,000	$10,000	$10,000	$10,000
12/15	$9,609	$9,609	$10,055	$9,931
12/16	$10,721	$10,721	$10,321	$10,938
12/17	$11,036	$11,036	$10,687	$11,387
12/18	$10,994	$10,994	$10,688	$11,441
12/19	$11,928	$11,928	$11,620	$12,429
12/20	$12,401	$12,401	$12,492	$12,818
12/21	$12,779	$12,779	$12,299	$13,485
12/22	$11,785	$11,785	$10,699	$13,378
12/23	$12,851	$12,851	$11,291	$15,155
12/24	$13,923	$13,923	$11,432	$16,521

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Year	10 Year
Class C @ NAV	7.32%	2.83%	3.36%
Class C @ CDSC	6.46%	2.83%	3.36%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference1	1.25%	-0.33%	1.35%
Morningstar LSTA US Leveraged Loan IndexFootnote Reference2	9.01%	5.86%	5.15%
Footnote	Description
Footnote[1]	The unmanaged Bloomberg U.S. Aggregate Bond Index measures the investment grade, USD-denominated, fixed-rate taxable bond market. The index includes Treasurys, government-related and corporate securities, and asset backed securities.
Footnote[2]	The unmanaged Morningstar LSTA US Leveraged Loan Index covers more than 1,100 loan facilities and reflects the market-value-weighted performance of U.S. dollar-denominated institutional leverages loans.

FUND STATISTICS

($ amounts in 000s)

Net Assets	$466,448
Number of Holdings	137
Investment Advisory Fees	$4,336
Portfolio Turnover	52%

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Real Estate	0.9%
Consumer Staples	2.0%
Energy	3.6%
Information Technology	3.9%
Materials	5.1%
Financials	9.6%
Communication Services	9.8%
Industrials	14.5%
Health Care	16.7%
Consumer Discretionary	23.6%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

Knight Health Holdings LLC, Term B Loans, First Lien, 9.94% (SOFR01M+525bps), 12/26/28	3.0%
Sinclair Television Group, Inc., Term Loan B-3, First Lien, 7.69% (SOFR01M+300bps), 3/25/28	1.8%
Invesco Senior Loan ETF	1.8%
SPDR Blackstone Senior Loan ETF	1.8%
Gates Global LLC, Initial B-5 Dollar Term Loans, First Lien, 6.32% (SOFR01M+175bps), 6/4/31	1.5%
Ineos U.S. Finance LLC, 2030 Dollar Term Loans, First Lien, 7.82% (SOFR01M+325bps), 2/16/30	1.5%
Hunter Douglas, Inc., Tranche B-1 Term Loans, First Lien, 8.02% (SOFR03M+350bps), 2/25/29	1.4%
Amneal Pharmaceuticals LLC, Initial Term Loan, First Lien, 10.07% (SOFR01M+550bps), 3/23/25	1.4%
Houghton Mifflin Harcourt Co., Term B Loans, First Lien, 9.92% (SOFR01M+525bps), 4/7/29	1.4%
Hilton Grand Vacations Borrower LLC, Amendment No. 4 Term Loans, First Lien, 6.82% (SOFR01M+225bps), 1/17/31	1.4%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

The Fund was sub-advised by Park Avenue Institutional Investors LLC through October 3, 2024. VCM has entered into an Interim Sub-Advisory Agreement with Amundi Asset Management US, Inc, effective as of October 4, 2024, which expires on the close of business on February 28, 2025. Effective February 28, 2025, the Victory Income Investors franchise of VCM will manage the Fund. No changes to the Fund's investment objective or principal investment strategies are expected.

For more complete information, you may review the Fund's prospectus, issued May 1, 2024.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

RSFCX — AR (12/24)

Victory Floating Rate Fund

Class Y

Ticker: RSFYX

Annual shareholder report — December 31, 2024

The annual shareholder report contains important information about Victory Floating Rate Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class Y	$81	0.78%

What affected the Fund’s performance during the period?

Top contributors to performance:

  The Fund’s performance relative to the Morningstar LSTA US Leveraged Loan Index (the “Index”) benefited from its overweight holdings in the telecommunication services sector.

  Security selection in the health care, retail, and software & services sectors contributed to the Fund’s performance relative to the Index.

  The Fund’s positioning in favor of lower-quality, higher-yielding loans aided relative performance.

  The Fund’s out of benchmark exposures to corporate bonds contributed positively to the Fund's returns relative to the Index.

Top detractors from performance:

  The Fund’s overweight holdings in the media & entertainment sector detracted from performance relative to the Index.

  Security selection in pharmaceuticals, capital goods, and energy sectors detracted from the Fund’s performance relative to the Index.

  The Fund’s Exchange-Trade Funds comprised of senior secured loans and cash holdings detracted from performance.

The Fund had a small allocation to derivatives during the period that did not have a material impact on performance.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

	Victory Floating Rate Fund Class Y - $15,189	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $11,432	Morningstar LSTA US Leveraged Loan Index - $16,521
12/14	$10,000	$10,000	$10,000
12/15	$9,709	$10,055	$9,931
12/16	$10,943	$10,321	$10,938
12/17	$11,378	$10,687	$11,387
12/18	$11,451	$10,688	$11,441
12/19	$12,557	$11,620	$12,429
12/20	$13,174	$12,492	$12,818
12/21	$13,718	$12,299	$13,485
12/22	$12,784	$10,699	$13,378
12/23	$13,971	$11,291	$15,155
12/24	$15,189	$11,432	$16,521

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Year	10 Year
Class Y	8.45%	3.88%	4.27%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference1	1.25%	-0.33%	1.35%
Morningstar LSTA US Leveraged Loan IndexFootnote Reference2	9.01%	5.86%	5.15%
Footnote	Description
Footnote[1]	The unmanaged Bloomberg U.S. Aggregate Bond Index measures the investment grade, USD-denominated, fixed-rate taxable bond market. The index includes Treasurys, government-related and corporate securities, and asset backed securities.
Footnote[2]	The unmanaged Morningstar LSTA US Leveraged Loan Index covers more than 1,100 loan facilities and reflects the market-value-weighted performance of U.S. dollar-denominated institutional leverages loans.

FUND STATISTICS

($ amounts in 000s)

Net Assets	$466,448
Number of Holdings	137
Investment Advisory Fees	$4,336
Portfolio Turnover	52%

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Real Estate	0.9%
Consumer Staples	2.0%
Energy	3.6%
Information Technology	3.9%
Materials	5.1%
Financials	9.6%
Communication Services	9.8%
Industrials	14.5%
Health Care	16.7%
Consumer Discretionary	23.6%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

Knight Health Holdings LLC, Term B Loans, First Lien, 9.94% (SOFR01M+525bps), 12/26/28	3.0%
Sinclair Television Group, Inc., Term Loan B-3, First Lien, 7.69% (SOFR01M+300bps), 3/25/28	1.8%
Invesco Senior Loan ETF	1.8%
SPDR Blackstone Senior Loan ETF	1.8%
Gates Global LLC, Initial B-5 Dollar Term Loans, First Lien, 6.32% (SOFR01M+175bps), 6/4/31	1.5%
Ineos U.S. Finance LLC, 2030 Dollar Term Loans, First Lien, 7.82% (SOFR01M+325bps), 2/16/30	1.5%
Hunter Douglas, Inc., Tranche B-1 Term Loans, First Lien, 8.02% (SOFR03M+350bps), 2/25/29	1.4%
Amneal Pharmaceuticals LLC, Initial Term Loan, First Lien, 10.07% (SOFR01M+550bps), 3/23/25	1.4%
Houghton Mifflin Harcourt Co., Term B Loans, First Lien, 9.92% (SOFR01M+525bps), 4/7/29	1.4%
Hilton Grand Vacations Borrower LLC, Amendment No. 4 Term Loans, First Lien, 6.82% (SOFR01M+225bps), 1/17/31	1.4%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

The Fund was sub-advised by Park Avenue Institutional Investors LLC through October 3, 2024. VCM has entered into an Interim Sub-Advisory Agreement with Amundi Asset Management US, Inc, effective as of October 4, 2024, which expires on the close of business on February 28, 2025. Effective February 28, 2025, the Victory Income Investors franchise of VCM will manage the Fund. No changes to the Fund's investment objective or principal investment strategies are expected.

For more complete information, you may review the Fund's prospectus, issued May 1, 2024.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

RSFYX — AR (12/24)

Victory Floating Rate Fund

Member Class

Ticker: RSFMX

Annual shareholder report — December 31, 2024

The annual shareholder report contains important information about Victory Floating Rate Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Member Class	$89	0.85%

What affected the Fund’s performance during the period?

Top contributors to performance:

  The Fund’s performance relative to the Morningstar LSTA US Leveraged Loan Index (the “Index”) benefited from its overweight holdings in the telecommunication services sector.

  Security selection in the health care, retail, and software & services sectors contributed to the Fund’s performance relative to the Index.

  The Fund’s positioning in favor of lower-quality, higher-yielding loans aided relative performance.

  The Fund’s out of benchmark exposures to corporate bonds contributed positively to the Fund's returns relative to the Index.

Top detractors from performance:

  The Fund’s overweight holdings in the media & entertainment sector detracted from performance relative to the Index.

  Security selection in pharmaceuticals, capital goods, and energy sectors detracted from the Fund’s performance relative to the Index.

  The Fund’s Exchange-Trade Funds comprised of senior secured loans and cash holdings detracted from performance.

The Fund had a small allocation to derivatives during the period that did not have a material impact on performance.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

	Victory Floating Rate Fund Member Class - $11,988	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $9,247	Morningstar LSTA US Leveraged Loan Index - $13,345
11/20Footnote Reference*	$10,000	$10,000	$10,000
12/20	$10,430	$10,104	$10,354
12/21	$10,862	$9,948	$10,892
12/22	$10,116	$8,654	$10,806
12/23	$11,047	$9,133	$12,242
12/24	$11,988	$9,247	$13,345
Footnote	Description
Footnote*	Inception date for the Victory Floating Rate Fund, Member Class is 11/3/2020.

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	Since Inception
Member Class	8.25%	4.45%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference1	1.25%	-1.86%
Morningstar LSTA US Leveraged Loan IndexFootnote Reference2	9.01%	7.18%
Footnote	Description
Footnote[1]	The unmanaged Bloomberg U.S. Aggregate Bond Index measures the investment grade, USD-denominated, fixed-rate taxable bond market. The index includes Treasurys, government-related and corporate securities, and asset backed securities.
Footnote[2]	The unmanaged Morningstar LSTA US Leveraged Loan Index covers more than 1,100 loan facilities and reflects the market-value-weighted performance of U.S. dollar-denominated institutional leverages loans.

FUND STATISTICS

($ amounts in 000s)

Net Assets	$466,448
Number of Holdings	137
Investment Advisory Fees	$4,336
Portfolio Turnover	52%

The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Real Estate	0.9%
Consumer Staples	2.0%
Energy	3.6%
Information Technology	3.9%
Materials	5.1%
Financials	9.6%
Communication Services	9.8%
Industrials	14.5%
Health Care	16.7%
Consumer Discretionary	23.6%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

Knight Health Holdings LLC, Term B Loans, First Lien, 9.94% (SOFR01M+525bps), 12/26/28	3.0%
Sinclair Television Group, Inc., Term Loan B-3, First Lien, 7.69% (SOFR01M+300bps), 3/25/28	1.8%
Invesco Senior Loan ETF	1.8%
SPDR Blackstone Senior Loan ETF	1.8%
Gates Global LLC, Initial B-5 Dollar Term Loans, First Lien, 6.32% (SOFR01M+175bps), 6/4/31	1.5%
Ineos U.S. Finance LLC, 2030 Dollar Term Loans, First Lien, 7.82% (SOFR01M+325bps), 2/16/30	1.5%
Hunter Douglas, Inc., Tranche B-1 Term Loans, First Lien, 8.02% (SOFR03M+350bps), 2/25/29	1.4%
Amneal Pharmaceuticals LLC, Initial Term Loan, First Lien, 10.07% (SOFR01M+550bps), 3/23/25	1.4%
Houghton Mifflin Harcourt Co., Term B Loans, First Lien, 9.92% (SOFR01M+525bps), 4/7/29	1.4%
Hilton Grand Vacations Borrower LLC, Amendment No. 4 Term Loans, First Lien, 6.82% (SOFR01M+225bps), 1/17/31	1.4%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

The Fund was sub-advised by Park Avenue Institutional Investors LLC through October 3, 2024. VCM has entered into an Interim Sub-Advisory Agreement with Amundi Asset Management US, Inc, effective as of October 4, 2024, which expires on the close of business on February 28, 2025. Effective February 28, 2025, the Victory Income Investors franchise of VCM will manage the Fund. No changes to the Fund's investment objective or principal investment strategies are expected.

For more complete information, you may review the Fund's prospectus, issued May 1, 2024.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

RSFMX — AR (12/24)

(b)  Not applicable.

Item 2. Code of Ethics.

As of the end of the period covered by this report, the Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party (the “Code of Ethics”). During the period covered by this report, there were no amendments, nor did the Registrant grant any waivers, including any implicit waivers, from any provision of the Code of Ethics. The Code of Ethics is attached hereto as Exhibit 19(a)(1) of this Form.

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that the Registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its audit committee. E. Lee Beard is an “audit committee financial expert” and is “independent” (as each term is defined in Item 3 of Form N-CSR).

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees. Fees for audit services provided to the Registrant were $263,550 and $258,500 for the fiscal years ended December 31, 2024 and 2023, respectively.

(b) Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for audit-related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this item were $0 and $0 for the fiscal years ended December 31, 2024 and 2023, respectively. The fees, paid by the Registrant, were payment for the principal accountant performing work relating to assurance and related services.

(c) Tax Fees. Fees for tax services, which consisted of income and excise tax compliance services, were $77,525 and $75,700 for the fiscal years ended December 31, 2024 and 2023, respectively.

(d) All Other Fees. Fees for other services totaled $0 and $0 for the fiscal years ended December 31, 2024 and 2023, respectively.

(e) (1) The Registrant’s Audit Committee has adopted Pre-Approval Policies and Procedures. The Audit Committee must pre-approve all audit services and non-audit services that the principal accountant provides to the Registrant. The Audit Committee must also pre-approve any engagement of the principal accountant to provide non-audit services to the Registrant’s investment adviser, or any affiliate of the adviser that provides ongoing services to the Registrant, if such non-audit services directly impact the Registrant’s operations and financial reporting.
      (2) 100% of  services described in items (b) were pre-approved by the Audit Committee pursuant to Rule 2 01(c)(7)(i)(c) of Regulation S-X for the fiscal years ended December 31, 2024 and 2023.

(f) All of the work in connection with the audit of the Registrant during the years ended December 31, 2024 and 2023 was performed by full-time employees of the Registrant’s principal accountant.

(g) The aggregate fees billed by the principal accountant for non-audit services to the Registrant, the Registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant were $77,525 and $75,700 for the years ended December 31, 2024 and 2023, respectively.

(h) The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal auditor’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5.    Audit Committee of Listed Registrants.

Not applicable.

Item 6.   Investments.

(a)  Not applicable.

(b)  Not applicable.

Item 7. Financial Statements and Other Information.

(a)

December 31, 2024
Annual Report: Full Financials
Victory RS Partners Fund
Victory RS Value Fund
Victory RS Large Cap Alpha Fund
Victory RS Investors Fund
Victory Global Energy Transition Fund

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Portfolios
1
Schedules of Portfolio Investments
Victory RS Partners Fund
3
Victory RS Value Fund
5
Victory RS Large Cap Alpha Fund
7
Victory RS Investors Fund
9
Victory Global Energy Transition Fund
11
Financial Statements
Statements of Assets and Liabilities
13
Statements of Operations
15
Statements of Changes in Net Assets
17
Financial Highlights
22
Notes to Financial Statements 39
Report of Independent Registered Public Accounting Firm 49
Supplemental Information (Unaudited)
Additional Federal Income Tax Information
50
Advisory Contract Approval
51

2
Call Victory at:
800-539-FUND (800-539-3863)
800-235-8396 for Member Class
Visit our website at:
vcm.com
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call 800-539-3863 (800-235-8396 for Member Class) and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
The Funds are distributed by Victory Capital Services, Inc. Victory Capital Management Inc. is the investment adviser to the Funds and receives fees from the Funds for performing services for the Funds.
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the
Victory Funds.
For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at vcm.com or call
800-539-3863 (800-235-8396 for Member Class). Read it carefully before you invest or send money.
The information in this report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the Funds, markets or securities mentioned herein should not be considered to be indicative of future results.
NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

Schedule of Portfolio Investments
December 31, 2024
Victory Portfolios
Victory RS Partners Fund
3
See notes to financial statements.
Security Description Shares Value
Common Stocks (96.0%)
Banks (19.8%):
Ameris Bancorp ........................................................ 241,870 $ 15,133,806
First Bancorp, Puerto Rico ................................................ 340,320 6,326,549
Old National Bancorp .................................................... 803,000 17,429,115
Pinnacle Financial Partners, Inc. ............................................ 33,370 3,817,194
Prosperity Bancshares, Inc. ................................................ 201,280 15,166,448
Renasant Corp. ........................................................ 163,760 5,854,420
SouthState Corp. ....................................................... 137,020 13,630,750
The Bank of NT Butterfield & Son Ltd. ....................................... 307,080 11,223,774
UMB Financial Corp. .................................................... 171,904 19,401,085
107,983,141
Capital Markets (0.4%):
PJT Partners, Inc. , Class A ................................................ 11,910 1,879,517
Communication Services (1.4%):
Madison Square Garden Sports Corp. (a) ....................................... 34,340 7,749,851
Consumer Discretionary (10.6%):
Atmus Filtration Technologies, Inc. .......................................... 275,770 10,804,669
Beazer Homes USA, Inc. (a) ............................................... 177,550 4,875,523
Garrett Motion, Inc. (a) ................................................... 808,340 7,299,310
Group 1 Automotive, Inc. ................................................. 20,010 8,433,815
PVH Corp. ........................................................... 85,350 9,025,762
Taylor Morrison Home Corp. (a) ............................................ 112,280 6,872,659
The Cheesecake Factory, Inc. .............................................. 142,840 6,776,329
Under Armour, Inc. , Class C (a) ............................................. 449,660 3,354,464
57,442,531
Consumer Staples (3.9%):
Nomad Foods Ltd. ...................................................... 701,190 11,765,968
U.S. Foods Holding Corp. (a) ............................................... 137,780 9,294,639
21,060,607
Energy (7.5%):
California Resources Corp. ................................................ 99,590 5,167,725
Gulfport Energy Corp. (a) ................................................. 43,260 7,968,492
Liberty Energy, Inc. ..................................................... 314,310 6,251,626
Northern Oil & Gas, Inc. .................................................. 323,170 12,008,997
Plains GP Holdings LP , Class A ............................................. 524,880 9,647,295
41,044,135
Financial Services (2.9%):
Euronet Worldwide, Inc. (a) ................................................ 102,380 10,528,759
Walker & Dunlop, Inc. ................................................... 55,840 5,428,206
15,956,965
Health Care (4.2%):
Encompass Health Corp. .................................................. 89,720 8,285,642
Integer Holdings Corp. (a) ................................................. 41,070 5,442,596
The Ensign Group, Inc. ................................................... 70,010 9,301,529
23,029,767
Industrials (10.6%):
Alamo Group, Inc. ...................................................... 37,620 6,993,934
ArcBest Corp. ......................................................... 51,180 4,776,118
Fluor Corp. (a) ......................................................... 120,970 5,966,240
Gates Industrial Corp. PLC (a) .............................................. 670,410 13,790,334
Granite Construction, Inc. ................................................. 77,140 6,765,949
Hayward Holdings, Inc. (a) ................................................ 368,850 5,639,716
Mueller Water Products, Inc. , Class A ........................................ 138,680 3,120,300
The Timken Co. ........................................................ 104,780 7,478,149
Titan Machinery, Inc. (a) .................................................. 205,420 2,902,585
57,433,325
Information Technology (5.3%):
ACI Worldwide, Inc. (a) .................................................. 124,060 6,439,955
Belden, Inc. ........................................................... 46,120 5,193,573

Victory Portfolios
Victory RS Partners Fund
4
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Shares Value
Crane NXT Co. ........................................................ 116,020 $ 6,754,684
Verint Systems, Inc. (a) ................................................... 383,930 10,538,879
28,927,091
Insurance (10.8%):
Fidelis Insurance Holdings Ltd. ............................................. 589,880 10,694,524
Globe Life, Inc. ........................................................ 147,230 16,419,090
Hamilton Insurance Group Ltd. , Class B (a) .................................... 87,910 1,672,927
Kemper Corp. ......................................................... 107,400 7,135,656
Primerica, Inc. ......................................................... 28,423 7,714,571
Stewart Information Services Corp. .......................................... 78,010 5,264,895
White Mountains Insurance Group Ltd. ....................................... 5,080 9,880,905
58,782,568
Materials (6.3%):
Axalta Coating Systems Ltd. (a) ............................................. 150,430 5,147,714
Constellium SE (a) ...................................................... 674,030 6,922,288
Graphic Packaging Holding Co. ............................................ 309,870 8,416,069
Ryerson Holding Corp. ................................................... 327,660 6,064,987
Sealed Air Corp. ....................................................... 228,390 7,726,434
34,277,492
Real Estate (8.4%):
COPT Defense Properties ................................................. 327,280 10,129,316
Essential Properties Realty Trust, Inc. ........................................ 357,270 11,175,406
Four Corners Property Trust, Inc. ............................................ 394,800 10,714,872
Howard Hughes Holdings, Inc. (a) ........................................... 180,710 13,900,213
45,919,807
Utilities (3.9%):
Black Hills Corp. ....................................................... 171,285 10,023,598
TXNM Energy, Inc. ..................................................... 225,590 11,092,260
21,115,858
Total Common Stocks (Cost $410,879,708) 522,602,655
Preferred Stocks (0.1%)
Information Technology (0.1%):
WellDoc, Inc. (a) (b) ..................................................... 1,587,483 587,369
Total Preferred Stocks (Cost $1,942,921) 587,369
Total Investments (Cost $412,822,629) — 96.1% 523,190,024
Other assets in excess of liabilities — 3.9% 21,496,627
NET ASSETS - 100.00% $ 544,686,651
At December 31, 2024, the Fund's investments in foreign securities were 10.3% of net assets.
(a) Non-income producing security.
(b) Security was fair valued based upon procedures approved by the Board of Trustees and represents 0.1% of net assets as of December 31, 2024. This security is classified as Level 3 within the fair value hierarchy. (See Note 2 in the Notes to Financial Statements)
LP
—
Limited Partnership
PLC
—
Public Limited Company

Schedule of Portfolio Investments
December 31, 2024
Victory Portfolios
Victory RS Value Fund
5
See notes to financial statements.
Security Description Shares Value
Common Stocks (96.4%)
Communication Services (2.6%):
Take-Two Interactive Software, Inc. (a) ........................................ 9,390 $ 1,728,511
TKO Group Holdings, Inc. (a) .............................................. 38,910 5,529,500
7,258,011
Consumer Discretionary (6.2%):
Brunswick Corp. ....................................................... 9,730 629,336
LKQ Corp. ........................................................... 147,660 5,426,505
Mattel, Inc. (a) ......................................................... 169,820 3,010,909
PVH Corp. ........................................................... 53,320 5,638,590
Toll Brothers, Inc. ...................................................... 18,340 2,309,923
17,015,263
Consumer Staples (6.8%):
Keurig Dr. Pepper, Inc. ................................................... 173,285 5,565,914
Nomad Foods Ltd. ...................................................... 351,340 5,895,485
U.S. Foods Holding Corp. (a) ............................................... 109,340 7,376,077
18,837,476
Energy (5.1%):
Baker Hughes Co. ...................................................... 101,320 4,156,146
Expand Energy Corp. .................................................... 35,830 3,566,877
Murphy Oil Corp. ...................................................... 97,870 2,961,546
The Williams Cos., Inc. .................................................. 62,770 3,397,113
14,081,682
Financials (23.7%):
Cboe Global Markets, Inc. ................................................ 37,640 7,354,856
Euronet Worldwide, Inc. (a) ................................................ 46,290 4,760,464
Everest Group Ltd. ...................................................... 7,550 2,736,573
Fairfax Financial Holdings Ltd. ............................................. 4,180 5,816,461
First American Financial Corp. ............................................. 96,120 6,001,733
Fiserv, Inc. (a) .......................................................... 27,120 5,570,990
Globe Life, Inc. ........................................................ 93,210 10,394,779
KeyCorp ............................................................. 430,120 7,372,257
Prosperity Bancshares, Inc. ................................................ 36,610 2,758,564
The Progressive Corp. ................................................... 11,700 2,803,437
UMB Financial Corp. .................................................... 29,890 3,373,385
White Mountains Insurance Group Ltd. ....................................... 1,890 3,676,163
Wintrust Financial Corp. .................................................. 22,170 2,764,821
65,384,483
Health Care (7.3%):
Bio-Rad Laboratories, Inc. , Class A (a) ........................................ 11,700 3,843,567
Encompass Health Corp. .................................................. 50,540 4,667,369
Teleflex, Inc. .......................................................... 25,320 4,506,453
Teva Pharmaceutical Industries Ltd. , ADR (a) ................................... 316,620 6,978,305
19,995,694
Industrials (18.0%):
AGCO Corp. .......................................................... 43,540 4,070,119
AMETEK, Inc. ........................................................ 23,020 4,149,585
API Group Corp. (a) ..................................................... 101,420 3,648,077
Curtiss-Wright Corp. .................................................... 9,110 3,232,866
Fluor Corp. (a) ......................................................... 76,210 3,758,677
L3Harris Technologies, Inc. ............................................... 12,870 2,706,304
Leidos Holdings, Inc. .................................................... 18,980 2,734,259
Regal Rexnord Corp. .................................................... 20,110 3,119,664
Sensata Technologies Holding PLC .......................................... 141,920 3,888,608
SS&C Technologies Holdings, Inc. .......................................... 90,890 6,887,644
TFI International, Inc. .................................................... 28,650 3,870,329
The Timken Co. ........................................................ 59,650 4,257,221
WESCO International, Inc. ................................................ 17,620 3,188,515
49,511,868
Information Technology (9.4%):
Lam Research Corp. ..................................................... 46,240 3,339,915

Victory Portfolios
Victory RS Value Fund
6
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Shares Value
Littelfuse, Inc. ......................................................... 28,920 $ 6,814,998
Nice Ltd. , ADR (a) ...................................................... 22,790 3,870,653
Trimble, Inc. (a) ........................................................ 94,830 6,700,688
Zebra Technologies Corp. (a) ............................................... 13,190 5,094,242
25,820,496
Materials (4.6%):
Graphic Packaging Holding Co. ............................................ 201,850 5,482,246
Olin Corp. ............................................................ 81,660 2,760,108
Sealed Air Corp. ....................................................... 130,560 4,416,845
12,659,199
Real Estate (6.8%):
Alexandria Real Estate Equities, Inc. ......................................... 37,580 3,665,929
CubeSmart ........................................................... 127,520 5,464,232
Equity LifeStyle Properties, Inc. ............................................ 52,880 3,521,808
Invitation Homes, Inc. ................................................... 25,820 825,465
NNN REIT, Inc. ........................................................ 124,550 5,087,868
18,565,302
Utilities (5.9%):
CenterPoint Energy, Inc. .................................................. 150,250 4,767,432
FirstEnergy Corp. ....................................................... 128,490 5,111,332
The AES Corp. ........................................................ 307,000 3,951,090
Vistra Corp. ........................................................... 17,680 2,437,542
16,267,396
Total Common Stocks (Cost $217,888,284) 265,396,870
Total Investments (Cost $217,888,284) — 96.4% 265,396,870
Other assets in excess of liabilities — 3.6% 10,034,947
NET ASSETS - 100.00% $ 275,431,817
At December 31, 2024, the Fund's investments in foreign securities were 10.6% of net assets.
(a) Non-income producing security.
ADR
—
American Depositary Receipt
PLC
—
Public Limited Company
REIT
—
Real Estate Investment Trust

Schedule of Portfolio Investments
December 31, 2024
Victory Portfolios
Victory RS Large Cap Alpha Fund
7
See notes to financial statements.
Security Description Shares Value
Common Stocks (95.8%)
Communication Services (6.9%):
Alphabet, Inc. , Class A ................................................... 68,600 $ 12,985,980
Take-Two Interactive Software, Inc. (a) ........................................ 50,720 9,336,537
TKO Group Holdings, Inc. (a) .............................................. 101,470 14,419,902
36,742,419
Consumer Discretionary (3.2%):
LKQ Corp. ........................................................... 296,610 10,900,417
Mattel, Inc. (a) ......................................................... 335,050 5,940,437
16,840,854
Consumer Staples (7.7%):
Keurig Dr. Pepper, Inc. ................................................... 491,900 15,799,828
Mondelez International, Inc. , Class A ......................................... 160,050 9,559,787
U.S. Foods Holding Corp. (a) ............................................... 227,720 15,361,991
40,721,606
Energy (6.8%):
ConocoPhillips Co. ..................................................... 97,708 9,689,702
Enterprise Products Partners LP ............................................. 350,040 10,977,255
Exxon Mobil Corp. ..................................................... 144,720 15,567,530
36,234,487
Financials (22.7%):
Cboe Global Markets, Inc. ................................................ 68,530 13,390,762
Citigroup, Inc. ......................................................... 283,310 19,942,191
Everest Group Ltd. ...................................................... 29,300 10,620,078
Fairfax Financial Holdings Ltd. ............................................. 8,000 11,131,984
JPMorgan Chase & Co. .................................................. 45,210 10,837,289
KeyCorp ............................................................. 1,082,960 18,561,934
The Goldman Sachs Group, Inc. ............................................ 23,160 13,261,879
The PNC Financial Services Group, Inc. ...................................... 65,850 12,699,172
The Progressive Corp. ................................................... 42,980 10,298,438
120,743,727
Health Care (16.4%):
AbbVie, Inc. .......................................................... 57,990 10,304,823
GE HealthCare Technologies, Inc. ........................................... 58,340 4,561,021
Johnson & Johnson ..................................................... 47,780 6,909,944
McKesson Corp. ....................................................... 14,040 8,001,536
Medtronic PLC ........................................................ 118,970 9,503,324
Merck & Co., Inc. ...................................................... 133,440 13,274,611
Teva Pharmaceutical Industries Ltd. , ADR (a) ................................... 643,560 14,184,062
The Cigna Group ....................................................... 40,020 11,051,123
UnitedHealth Group, Inc. ................................................. 18,645 9,431,760
87,222,204
Industrials (15.3%):
FedEx Corp. .......................................................... 34,320 9,655,246
General Dynamics Corp. .................................................. 18,880 4,974,691
Johnson Controls International PLC .......................................... 90,180 7,117,907
Leidos Holdings, Inc. .................................................... 37,920 5,462,755
PACCAR, Inc. ......................................................... 72,615 7,553,412
Parker-Hannifin Corp. ................................................... 10,350 6,582,911
Regal Rexnord Corp. .................................................... 32,450 5,033,969
RTX Corp. ............................................................ 51,582 5,969,069
Sensata Technologies Holding PLC .......................................... 273,590 7,496,366
SS&C Technologies Holdings, Inc. .......................................... 176,650 13,386,537
The Toro Co. .......................................................... 100,650 8,062,065
81,294,928
Information Technology (8.7%):
Amphenol Corp. , Class A ................................................. 91,780 6,374,121
Analog Devices, Inc. .................................................... 33,760 7,172,649
Applied Materials, Inc. ................................................... 29,590 4,812,222
Corpay, Inc. (a) ......................................................... 30,650 10,372,573
Salesforce, Inc. ........................................................ 24,780 8,284,697

Victory Portfolios
Victory RS Large Cap Alpha Fund
8
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Shares Value
Zebra Technologies Corp. (a) ............................................... 24,140 $ 9,323,351
46,339,613
Materials (3.0%):
PPG Industries, Inc. ..................................................... 71,780 8,574,121
Sealed Air Corp. ....................................................... 220,932 7,474,130
16,048,251
Real Estate (2.3%):
Alexandria Real Estate Equities, Inc. ......................................... 53,920 5,259,896
Equity LifeStyle Properties, Inc. ............................................ 102,740 6,842,484
12,102,380
Utilities (2.8%):
Exelon Corp. .......................................................... 276,350 10,401,814
Vistra Corp. ........................................................... 33,900 4,673,793
15,075,607
Total Common Stocks (Cost $383,491,084) 509,366,076
Total Investments (Cost $383,491,084) — 95.8% 509,366,076
Other assets in excess of liabilities — 4.2% 22,604,831
NET ASSETS - 100.00% $ 531,970,907
At December 31, 2024, the Fund's investments in foreign securities were 8.5% of net assets.
(a) Non-income producing security.
ADR
—
American Depositary Receipt
LP
—
Limited Partnership
PLC
—
Public Limited Company

Schedule of Portfolio Investments
December 31, 2024
Victory Portfolios
Victory RS Investors Fund
9
See notes to financial statements.
Security Description Shares Value
Common Stocks (95.2%)
Banks (11.4%):
Citigroup, Inc. ......................................................... 30,980 $ 2,180,682
Prosperity Bancshares, Inc. ................................................ 36,820 2,774,387
UMB Financial Corp. .................................................... 18,130 2,046,152
7,001,221
Capital Markets (4.0%):
Cboe Global Markets, Inc. ................................................ 12,520 2,446,408
Communication Services (2.7%):
Alphabet, Inc. , Class A ................................................... 8,660 1,639,338
Consumer Discretionary (2.6%):
LKQ Corp. ........................................................... 43,940 1,614,795
Consumer Staples (10.9%):
Keurig Dr. Pepper, Inc. ................................................... 68,530 2,201,184
Nomad Foods Ltd. ...................................................... 130,720 2,193,481
U.S. Foods Holding Corp. (a) ............................................... 34,870 2,352,330
6,746,995
Energy (7.5%):
Exxon Mobil Corp. ..................................................... 13,740 1,478,012
Northern Oil & Gas, Inc. .................................................. 45,880 1,704,901
Plains GP Holdings LP , Class A ............................................. 78,930 1,450,733
4,633,646
Health Care (7.5%):
Encompass Health Corp. .................................................. 17,510 1,617,049
Merck & Co., Inc. ...................................................... 11,160 1,110,197
Teva Pharmaceutical Industries Ltd. , ADR (a) ................................... 85,110 1,875,824
4,603,070
Industrials (12.1%):
Fluor Corp. (a) ......................................................... 28,690 1,414,991
Gates Industrial Corp. PLC (a) .............................................. 106,360 2,187,825
Sensata Technologies Holding PLC .......................................... 56,200 1,539,880
SS&C Technologies Holdings, Inc. .......................................... 30,600 2,318,868
7,461,564
Information Technology (9.2%):
Littelfuse, Inc. ......................................................... 7,790 1,835,713
Nice Ltd. , ADR (a) ...................................................... 6,840 1,161,706
Trimble, Inc. (a) ........................................................ 37,740 2,666,708
5,664,127
Insurance (17.1%):
Fairfax Financial Holdings Ltd. ............................................. 1,230 1,711,542
First American Financial Corp. ............................................. 34,540 2,156,678
Globe Life, Inc. ........................................................ 27,820 3,102,486
The Progressive Corp. ................................................... 4,660 1,116,583
White Mountains Insurance Group Ltd. ....................................... 1,280 2,489,677
10,576,966
Materials (3.3%):
Graphic Packaging Holding Co. ............................................ 75,400 2,047,864
Real Estate (6.9%):
CubeSmart ........................................................... 38,470 1,648,440
Howard Hughes Holdings, Inc. (a) ........................................... 34,220 2,632,202
4,280,642
Total Common Stocks (Cost $49,640,481) 58,716,636
Total Investments (Cost $49,640,481) — 95.2% 58,716,636
Other assets in excess of liabilities — 4.8% 2,951,184
NET ASSETS - 100.00% $ 61,667,820
At December 31, 2024, the Fund's investments in foreign securities were 11.3% of net assets.

Victory Portfolios
Victory RS Investors Fund
10
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
(a) Non-income producing security.
ADR
—
American Depositary Receipt
LP
—
Limited Partnership
PLC
—
Public Limited Company

Schedule of Portfolio Investments
December 31, 2024
Victory Portfolios
Victory Global Energy Transition Fund
11
See notes to financial statements.
Security Description Shares Value
Common Stocks (95.3%)
Australia (10.9%):
Materials (10.9%):
Iluka Resources Ltd.(a)(b) ................................................ 4,726,229 $ 14,769,191
MAC Copper Ltd.(a)(b) .................................................. 1,824,595 19,377,199
Sunrise Energy Metals Ltd.(a)(b) ............................................ 5,786,876 841,517
34,987,907
Canada (34.3%):
Energy (25.9%):
ARC Resources Ltd. ..................................................... 853,196 15,475,419
Cameco Corp. ......................................................... 148,099 7,615,666
Keyera Corp. .......................................................... 393,917 12,048,001
Peyto Exploration & Development Corp. ...................................... 1,279,056 15,252,918
Tourmaline Oil Corp. .................................................... 236,682 10,953,932
Whitecap Resources, Inc. ................................................. 3,095,842 21,970,075
83,316,011
Materials (8.4%):
First Quantum Minerals Ltd.(a) ............................................. 1,643,656 21,190,389
Nutrien Ltd., ADR ...................................................... 127,795 5,718,826
26,909,215
110,225,226
Norway (3.8%):
Materials (3.8%):
Norsk Hydro ASA ...................................................... 2,249,357 12,364,406
United States (46.3%):
Energy (19.4%):
Antero Resources Corp.(a) ................................................ 426,904 14,962,985
Enterprise Products Partners LP ............................................. 386,416 12,118,006
Range Resources Corp. ................................................... 650,107 23,390,850
The Williams Cos., Inc. .................................................. 222,602 12,047,220
62,519,061
Industrials (3.4%):
Energy Vault Holdings, Inc.(a)(b) ........................................... 4,812,387 10,972,242
Materials (23.5%):
Compass Minerals International, Inc.(c) ....................................... 2,971,556 33,430,005
Ivanhoe Electric, Inc.(a) .................................................. 960,821 7,254,198
Ivanhoe Electric, Inc.,US(a)(b) ............................................. 2,586,543 19,528,400
Linde PLC ............................................................ 36,565 15,308,669
75,521,272
149,012,575
Total Common Stocks (Cost $263,700,865) 306,590,114
Collateral for Securities Loaned (3.5%)^
United States (3.5%):
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.41%(d) ........ 2,834,105 2,834,105
HSBC U.S. Government Money Market Fund, Institutional Shares, 4.38%(d) ............ 2,834,105 2,834,105
Invesco Government & Agency Portfolio, Institutional Shares, 4.40%(d) ............... 2,850,965 2,850,965
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 4.41%(d) . 2,817,245 2,817,245
Total Collateral for Securities Loaned (Cost $11,336,420) 11,336,420
Total Investments (Cost $275,037,285) — 98.8% 317,926,534
Other assets in excess of liabilities — 1.2% 3,734,496
NET ASSETS - 100.00% $ 321,661,030
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Affiliated security. (See Note 9 in the Notes to Financial Statements)
(d) Rate disclosed is the daily yield on December 31, 2024.
ADR
—
American Depositary Receipt

Victory Portfolios
Victory Global Energy Transition Fund
12
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
LP
—
Limited Partnership
PLC
—
Public Limited Company

Statements of Assets and Liabilities
December 31, 2024
13
See notes to financial statements.
Victory Portfolios
Victory RS Partners
Fund
Victory RS Value
Fund
Victory RS Large
Cap Alpha Fund
Assets:
Investments, at value (Cost $412,822,629, $217,888,284 and $383,491,084) $ 523,190,024 $ 265,396,870 $ 509,366,076
Cash 24,831,922 9,367,701 22,550,810
Receivables:
Dividends, interest, and securities lending income 854,036 213,242 841,915
Capital shares issued 556,595 59,039 2,311
Investments sold — 1,263,011 —
From Adviser 80,797 19,862 40,603
Prepaid expenses 20,823 5,891 8,064
Total Assets 549,534,197 276,325,616 532,809,779
Liabilities:
Payables:
Investments purchased 3,028,557 — —
Capital shares redeemed 1,196,948 565,750 413,357
Accrued expenses and other payables:
Investment advisory fees 398,724 203,888 229,369
Administration fees 26,895 13,450 25,717
Custodian fees 3,803 2,341 4,083
Transfer agent fees 4,583 3,574 21,522
Sub-Transfer agent fees 111,998 55,929 45,645
Compliance fees 433 197 383
Trustees' fees 186 92 175
12b-1 fees 21,455 18,368 55,212
Other accrued expenses 53,964 30,210 43,409
Total Liabilities 4,847,546 893,799 838,872
Commitments and contingencies (Note 5 )
Net Assets:
Capital 427,699,646 218,595,556 380,250,959
Total accumulated earnings (loss) 116,987,005 56,836,261 151,719,948
Net Assets $ 544,686,651 $ 275,431,817 $ 531,970,907
Net Assets:
Class A $ 192,535,633 $ 162,250,971 $ 501,597,218
Class C — 1,173,164 992,729
Class R 1,425,714 — —
Class R6 5,683,582 — —
Class Y 338,632,124 112,007,682 29,380,960
Member Class 6,409,598 — —
Total $ 544,686,651 $ 275,431,817 $ 531,970,907
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A 6,871,279 6,510,603 8,842,075
Class C — 58,224 23,016
Class R 60,301 — —
Class R6 184,469 — —
Class Y 10,882,928 4,305,192 520,808
Member Class 228,129 — —
Total 18,227,106 10,874,019 9,385,899
Net asset value, offering and redemption price per share:
Class A $ 28 .02 $ 24 .92 $ 56 .73
Class C(a) — 20 .15 43 .13
Class R 23 .64 — —
Class R6 30 .81 — —
Class Y 31 .12 26 .02 56 .41
Member Class 28 .10 — —
Maximum Sales Charge — Class A 5 .75% 5 .75% 5 .75%
Maximum offering price
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A $ 29 .73 $ 26 .44 $ 60 .19
(a) Redemption price per share varies by the length of time shares are held.

Statements of Assets and Liabilities
December 31, 2024
14
See notes to financial statements.
Victory Portfolios
Victory RS Investors
Fund
Victory Global
Energy Transition
Fund
Assets:
Affiliated investments, at value (Cost $— and $37,156,033) $ — $ 33,430,005
Unaffiliated investments, at value (Cost $49,640,481 and $237,881,252) 58,716,636 284,496,529 (a)
Foreign currency, at value (Cost $— and $150,223) — 150,223
Cash 2,753,970 17,754,388
Receivables:
Dividends, interest, and securities lending income 78,721 421,462
Capital shares issued 67,037 56,082
Investments sold 128,786 —
From Adviser 51,900 35,689
Prepaid expenses 6,917 11,066
Total Assets 61,803,967 336,355,444
Liabilities:
Payables:
Collateral received on loaned securities — 11,336,420
Investments purchased — 2,697,706
Capital shares redeemed 36,290 243,934
Accrued expenses and other payables:
Investment advisory fees 52,946 284,590
Administration fees 2,963 15,963
Custodian fees 785 4,864
Transfer agent fees 841 3,126
Sub-Transfer agent fees 20,240 65,514
Compliance fees 46 243
Trustees' fees 20 113
12b-1 fees 3,197 6,878
Other accrued expenses 18,819 35,063
Total Liabilities 136,147 14,694,414
Commitments and contingencies (Note 5 )
Net Assets:
Capital 50,608,074 2,018,290,872
Total accumulated earnings (loss) 11,059,746 (1,696,629,842)
Net Assets $ 61,667,820 $ 321,661,030
Net Assets:
Class A $ 18,408,575 $ 57,922,026
Class C 2,744,404 1,535,603
Class Y 40,514,841 262,203,401
Total $ 61,667,820 $ 321,661,030
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A 1,137,437 1,878,616
Class C 209,606 56,660
Class Y 2,397,840 8,128,216
Total 3,744,883 10,063,492
Net asset value, offering and redemption price per share:
Class A $ 16 .18 $ 30 .83
Class C(b) 13 .09 27 .10
Class Y 16 .90 32 .26
Maximum Sales Charge — Class A 5 .75% 5 .75%
Maximum offering price
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A $ 17 .17 $ 32 .71
(a) Includes $9,656,107 of securities on loan.
(b) Redemption price per share varies by the length of time shares are held.

Statements of Operations
For the Year Ended December 31, 2024
15
See notes to financial statements.
Victory Portfolios
Victory RS Partners
Fund
Victory RS Value
Fund
Victory RS Large
Cap Alpha Fund
Investment Income:
Dividends $ 7,016,996 $ 4,338,595 $ 10,256,482
Interest 622,275 279,364 604,338
Securities lending (net of fees) 89,337 12,830 —
Foreign tax withholding (60,677) (26,498) (49,590)
Total Income 7,667,931 4,604,291 10,811,230
Expenses:
Investment advisory fees 4,133,959 2,410,853 2,631,405
Administration fees 273,036 155,620 288,628
Sub-Administration fees 17,000 17,000 15,125
12b-1 fees — Class A 473,469 418,995 1,239,149
12b-1 fees — Class C — 13,019 13,403
12b-1 fees — Class R 9,343 859 (a) 6,529 (a)
Custodian fees 22,022 14,157 23,958
Transfer agent fees — Class A 11,779 20,586 135,089
Transfer agent fees — Class C — 155 292
Transfer agent fees — Class R 561 132 (a) 194 (a)
Transfer agent fees — Class Y 1,422 1,321 467
Transfer agent fees — Member Class 8,496 — —
Sub-Transfer agent fees — Class A 232,495 177,385 201,104
Sub-Transfer agent fees — Class C — 1,270 1,305
Sub-Transfer agent fees — Class R 2,575 342 (a) 2,010 (a)
Sub-Transfer agent fees — Class Y 318,271 116,486 22,966
Trustees' fees 28,174 17,813 30,807
Compliance fees 4,300 2,479 4,567
Legal and audit fees 47,165 27,646 45,743
State registration and filing fees 94,638 59,932 59,236
Other expenses 89,641 55,726 65,517
Recoupment of prior expenses waived/reimbursed by Adviser 36,054 — —
Total Expenses 5,804,400 3,511,776 4,787,494
Expenses waived/reimbursed by Adviser (357,557) (88,843) (145,288)
Net Expenses 5,446,843 3,422,933 4,642,206
Net Investment Income (Loss) 2,221,088 1,181,358 6,169,024
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities and foreign currency transactions 41,761,633 31,019,423 67,925,363
Net change in unrealized appreciation/depreciation on investment securities 25,109,709 1,888,670 24,177,713
Net realized/unrealized gains (losses) on investments 66,871,342 32,908,093 92,103,076
Change in net assets resulting from operations $ 69,092,430 $ 34,089,451 $ 98,272,100
(a) Class R activity is for the period January 1, 2024, to March 28, 2024 (date of conversion to Class A).

Statements of Operations
For the Year Ended December 31, 2024
16
See notes to financial statements.
Victory Portfolios
Victory RS Investors
Fund
Victory Global
Energy Transition
Fund
Investment Income:
Dividends $ 734,583 $ 7,342,699
Interest 107,745 721,961
Affiliated dividend income — 56,019
Securities lending (net of fees) 7 280,086
Foreign tax withholding (4,388) (900,377)
Total Income 837,947 7,500,388
Expenses:
Investment advisory fees 506,021 3,235,700
Administration fees 27,730 177,817
Sub-Administration fees 13,500 15,000
12b-1 fees — Class A 44,104 151,356
12b-1 fees — Class C 22,942 13,859
12b-1 fees — Class R(a) 1,185 1,276
Custodian fees 4,671 26,936
Transfer agent fees — Class A 4,127 16,217
Transfer agent fees — Class C 148 238
Transfer agent fees — Class R(a) 107 130
Transfer agent fees — Class Y 487 2,605
Sub-Transfer agent fees — Class A 13,633 72,784
Sub-Transfer agent fees — Class C 3,701 2,024
Sub-Transfer agent fees — Class R(a) 367 479
Sub-Transfer agent fees — Class Y 53,465 263,427
Trustees' fees 4,411 20,229
Compliance fees 429 2,836
Legal and audit fees 13,170 30,570
State registration and filing fees 52,486 63,321
Other expenses 30,493 62,222
Total Expenses 797,177 4,159,026
Expenses waived/reimbursed by Adviser (190,094) (219,993)
Net Expenses 607,083 3,939,033
Net Investment Income (Loss) 230,864 3,561,355
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from unaffiliated investment securities and foreign currency transactions 6,551,788 18,501,141
Net change in unrealized appreciation/depreciation on affiliated investment securities — (3,726,028)
Net change in unrealized appreciation/depreciation on unaffiliated investment securities and foreign currency translations 2,206,475 29,653,687
Net realized/unrealized gains (losses) on investments 8,758,263 44,428,800
Change in net assets resulting from operations $ 8,989,127 $ 47,990,155
(a) Class R activity is for the period January 1, 2024, to March 28, 2024 (date of conversion to Class A).

17
Victory Portfolios
Statements of Changes in Net Assets
See notes to financial statements.
Victory RS Partners Fund Victory RS Value Fund Victory RS Large Cap Alpha Fund
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 2,221,088 $ 1,894,690 $ 1,181,358 $ 1,104,434 $ 6,169,024 $ 4,106,039
Net realized gains (losses) 41,761,633 19,331,597 31,019,423 19,797,324 67,925,363 21,495,329
Net change in unrealized
appreciation/depreciation 25,109,709 37,331,993 1,888,670 (544,004) 24,177,713 32,497,987
Change in net assets resulting from
operations 69,092,430 58,558,280 34,089,451 20,357,754 98,272,100 58,099,355
Distributions to Shareholders:
Class A (10,645,835) (9,964,856) (14,894,986) (10,159,173) (66,062,953) (5,028,347)
Class C — — (125,463) (82,656) (155,570) (10,311)
Class R (86,651) (136,041) — (44,199) — (39,700)
Class R6(a) (285,974) (128,690) — — — —
Class Y (18,440,145) (12,760,130) (10,075,141) (6,771,375) (3,975,094) (316,540)
Member Class (356,731) (304,173) — — — —
Change in net assets resulting from
distributions to shareholders (29,815,336) (23,293,890) (25,095,590) (17,057,403) (70,193,617) (5,394,898)
Change in net assets resulting from
capital transactions 64,173,429 57,259,261 (8,490,748) (23,290,723) 23,650,613 (40,747,144)
Change in net assets 103,450,523 92,523,651 503,113 (19,990,372) 51,729,096 11,957,313
Net Assets:
Beginning of period 441,236,128 348,712,477 274,928,704 294,919,076 480,241,811 468,284,498
End of period $ 544,686,651 $ 441,236,128 $ 275,431,817 $ 274,928,704 $ 531,970,907 $ 480,241,811
(a) Victory RS Partners Fund Class R6 commenced operations June 2, 2023.

18
Victory Portfolios
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory RS Partners Fund Victory RS Value Fund Victory RS Large Cap Alpha Fund
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Capital Transactions:
Class A
Proceeds from shares issued $ 14,206,813 $ 17,130,949 $ 4,732,589 $ 7,005,706 $ 14,985,254 $ 13,551,154
Distributions reinvested 10,447,987 9,769,608 14,614,941 9,950,865 64,359,780 4,897,677
Cost of shares redeemed (30,966,293) (29,212,273) (26,662,886) (27,270,420) (59,126,987) (56,185,236)
Converted from Class R — — 766,803 — 5,738,687 —
Total Class A $ (6,311,493) $ (2,311,716) $ (6,548,553) $ (10,313,849) $ 25,956,734 $ (37,736,405)
Class C
Proceeds from shares issued $ — $ — $ 221,435 $ 573,522 $ 137,524 $ 85,433
Distributions reinvested — — 125,463 82,656 155,570 9,380
Cost of shares redeemed — — (429,293) (698,627) (1,001,577) (2,325,865)
Total Class C $ — $ — $ (82,395) $ (42,449) $ (708,483) $ (2,231,052)
Class R
Proceeds from shares issued $ 169,925 $ 631,762 $ 10,406 (a) $ 62,253 $ 167,206 (a) $ 454,858
Distributions reinvested 86,651 136,041 — (a) 43,403 — (a) 39,601
Cost of shares redeemed (1,220,636) (236,331) (7,018) (a) (57,012) (337,355) (a) (1,601,104)
Converted into Class A — — (766,803) — (5,738,687) —
Total Class R $ (964,060) $ 531,472 $ (763,415) $ 48,644 $ (5,908,836) $ (1,106,645)
Class R6(b)
Proceeds from shares issued $ 3,427,451 $ 2,406,780 $ — $ — $ — $ —
Distributions reinvested 285,974 128,690 — — — —
Cost of shares redeemed (327,190) (253,573) — — — —
Total Class R6 $ 3,386,235 $ 2,281,897 $ — $ — $ — $ —
Class Y
Proceeds from shares issued $ 129,326,944 $ 119,421,565 $ 7,817,675 $ 4,249,251 $ 7,072,168 $ 4,774,028
Distributions reinvested 18,416,336 12,735,002 9,969,594 6,693,898 3,921,768 311,865
Cost of shares redeemed (80,142,348) (75,718,023) (18,883,654) (23,926,218) (6,682,738) (4,758,935)
Total Class Y $ 67,600,932 $ 56,438,544 $ (1,096,385) $ (12,983,069) $ 4,311,198 $ 326,958
Member Class
Proceeds from shares issued $ 1,249,659 $ 1,414,213 $ — $ — $ — $ —
Distributions reinvested 356,731 304,173 — — — —
Cost of shares redeemed (1,144,575) (1,399,322) — — — —
Total Member Class $ 461,815 $ 319,064 $ — $ — $ — $ —
Change in net assets resulting from
capital transactions $ 64,173,429 $ 57,259,261 $ (8,490,748) $ (23,290,723) $ 23,650,613 $ (40,747,144)

19
Victory Portfolios
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory RS Partners Fund Victory RS Value Fund Victory RS Large Cap Alpha Fund
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Share Transactions:
Class A
Issued 505,072 699,587 181,078 287,132 244,478 269,113
Reinvested 355,059 386,948 567,477 415,010 1,103,295 92,123
Redeemed (1,109,289) (1,172,494) (1,020,327) (1,121,456) (976,960) (1,122,052)
Converted from Class R — — 28,856 — 94,868 —
Total Class A (249,158) (85,959) (242,916) (419,314) 465,681 (760,816)
Class C
Issued — — 10,517 28,195 2,886 2,150
Reinvested — — 6,038 4,189 3,523 224
Redeemed — — (19,527) (34,764) (20,842) (59,599)
Total Class C — — (2,972) (2,380) (14,433) (57,225)
Class R
Issued 7,322 30,202 463 (a) 2,700 2,999 (a) 9,260
Reinvested 3,488 6,339 — (a) 1,970 — (a) 752
Redeemed (50,900) (11,126) (310) (a) (2,528) (5,955) (a) (32,631)
Converted into Class A — — (31,356) — (95,776) —
Total Class R (40,090) 25,415 (31,203) 2,142 (98,732) (22,619)
Class R6(b)
Issued 106,086 84,212 — — — —
Reinvested 8,849 4,650 — — — —
Redeemed (10,220) (9,108) — — — —
Total Class R6 104,715 79,754 — — — —
Class Y
Issued 4,164,404 4,379,533 293,204 168,526 117,910 96,421
Reinvested 564,016 455,922 370,551 268,149 67,519 5,895
Redeemed (2,581,188) (2,791,941) (690,965) (942,249) (112,403) (96,503)
Total Class Y 2,147,232 2,043,514 (27,210) (505,574) 73,026 5,813
Member Class
Issued 44,618 57,727 — — — —
Reinvested 12,095 11,999 — — — —
Redeemed (41,357) (57,074) — — — —
Total Member Class 15,356 12,652 — — — —
Change in Shares 1,978,055 2,075,376 (304,301) (925,126) 425,542 (834,847)
(a) Class R activity is for the period January 1, 2024, to March 28, 2024 (date of conversion to Class A).
(b) Victory RS Partners Fund Class R6 commenced operations June 2, 2023.

20
Victory Portfolios
Statements of Changes in Net Assets
See notes to financial statements.
Victory RS Investors Fund
Victory Global Energy Transition
Fund
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 230,864 $ 61,987 $ 3,561,355 $ 6,209,804
Net realized gains (losses) 6,551,788 2,091,858 18,501,141 11,430,632
Net change in unrealized appreciation/depreciation 2,206,475 2,875,617 25,927,659 (49,702,268)
Change in net assets resulting from operations 8,989,127 5,029,462 47,990,155 (32,061,832)
Distributions to Shareholders:
Class A (1,724,754) (119,708) (946,423) (1,438,450)
Class C (296,032) (8,565) (19,731) (21,861)
Class R — (5,939) — (27,788)
Class Y (3,709,944) (196,301) (4,973,929) (6,412,119)
Change in net assets resulting from distributions to shareholders (5,730,730) (330,513) (5,940,083) (7,900,218)
Change in net assets resulting from capital transactions 21,238,414 (12,671,365) (19,898,168) (70,417,823)
Change in net assets 24,496,811 (7,972,416) 22,151,904 (110,379,873)
Net Assets:
Beginning of period 37,171,009 45,143,425 299,509,126 409,888,999
End of period $ 61,667,820 $ 37,171,009 $ 321,661,030 $ 299,509,126

21
Victory Portfolios
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory RS Investors Fund
Victory Global Energy Transition
Fund
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Capital Transactions:
Class A
Proceeds from shares issued $ 1,812,129 $ 1,178,724 $ 4,142,332 $ 9,967,925
Distributions reinvested 1,656,251 114,083 916,287 1,392,237
Cost of shares redeemed (3,133,180) (2,818,366) (18,097,543) (33,372,460)
Converted from Class R 1,072,879 — 977,642 —
Total Class A $ 1,408,079 $ (1,525,559) $ (12,061,282) $ (22,012,298)
Class C
Proceeds from shares issued $ 1,108,491 $ 993,590 $ 368,697 $ 303,598
Distributions reinvested 296,032 8,565 19,731 21,274
Cost of shares redeemed (210,307) (550,672) (365,795) (1,193,354)
Total Class C $ 1,194,216 $ 451,483 $ 22,633 $ (868,482)
Class R
Proceeds from shares issued $ 38,468 (a) $ 67,572 $ 32,091 (a) $ 107,502
Distributions reinvested — (a) 5,939 — (a) 27,788
Cost of shares redeemed (16,770) (a) (87,657) (470,539) (a) (488,369)
Converted into Class A (1,072,879) — (977,642) —
Total Class R $ (1,051,181) $ (14,146) $ (1,416,090) $ (353,079)
Class Y
Proceeds from shares issued $ 29,688,082 $ 6,638,591 $ 66,827,422 $ 52,042,127
Distributions reinvested 3,706,080 195,963 4,428,968 5,807,819
Cost of shares redeemed (13,706,862) (18,417,697) (77,699,819) (105,033,910)
Total Class Y $ 19,687,300 $ (11,583,143) $ (6,443,429) $ (47,183,964)
Change in net assets resulting from capital transactions $ 21,238,414 $ (12,671,365) $ (19,898,168) $ (70,417,823)
Share Transactions:
Class A
Issued 110,639 85,735 136,080 321,277
Reinvested 98,867 7,872 31,241 51,775
Redeemed (190,856) (202,941) (617,235) (1,098,410)
Converted from Class R 64,068 — 33,624 —
Total Class A 82,718 (109,334) (416,290) (725,358)
Class C
Issued 81,650 85,330 13,505 11,152
Reinvested 21,880 716 765 895
Redeemed (14,817) (48,282) (14,372) (44,847)
Total Class C 88,713 37,764 (102) (32,800)
Class R
Issued 3,017 (a) 5,697 1,264 (a) 3,765
Reinvested — (a) 484 — (a) 1,106
Redeemed (1,233) (a) (7,668) (19,116) (a) (16,762)
Converted into Class A (75,491) — (36,041) —
Total Class R (73,707) (1,487) (53,893) (11,891)
Class Y
Issued 1,704,794 471,029 2,143,375 1,611,568
Reinvested 211,644 12,978 144,313 206,537
Redeemed (778,500) (1,291,372) (2,465,452) (3,427,770)
Total Class Y 1,137,938 (807,365) (177,764) (1,609,665)
Change in Shares 1,235,662 (880,422) (648,049) (2,379,714)
(a) Class R activity is for the period January 1, 2024, to March 28, 2024 (date of conversion to Class A).

Victory Portfolios
Financial Highlights
For a Share Outstanding Throughout Each Period
22
See notes to financial statements.
Victory RS Partners Fund
Class A
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Net Asset Value, Beginning of Period $25.73 $23.54 $26.82 $24.21 $24.47
Investment Activities:
Net investment income (loss)(a) 0.06 0.07 0.08 (0.09) 0.04
Net realized and unrealized gains (losses) 3.85 3.58 (1.26) 7.14 0.07
Total from Investment Activities 3.91 3.65 (1.18) 7.05 0.11
Distributions to Shareholders from:
Net investment income (0.13) (0.22) (0.12) — —
Net realized gains (1.49) (1.24) (1.98) (4.44) (0.37)
Total Distributions (1.62) (1.46) (2.10) (4.44) (0.37)
Net Asset Value, End of Period $28.02 $25.73 $23.54 $26.82 $24.21
Total Return (excludes sales charge)(b) 14.93% 15.66% (4.54)% 29.58% 0.46%
Ratios to Average Net Assets:
Net Expenses(c) 1.33% 1.37% 1.45% 1.45% 1.45%
Net Investment Income (Loss) 0.20% 0.29% 0.33% (0.29)% 0.20%
Gross Expenses(c) 1.33% 1.40% 1.49% 1.49% 1.53%
Supplemental Data:
Net Assets at end of period (000's) $192,536 $183,203 $169,628 $195,053 $156,629
Portfolio Turnover(d) 48% 72% 98% 64% 108%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

23
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory RS Partners Fund
Class R
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Net Asset Value, Beginning of Period $21.89 $20.25 $23.41 $21.65 $22.01
Investment Activities:
Net investment income (loss)(a) (0.04)(b) (0.03)(b) (0.01) (0.17) (0.03)
Net realized and unrealized gains (losses) 3.29 3.08 (1.10) 6.37 0.04
Total from Investment Activities 3.25 3.05 (1.11) 6.20 0.01
Distributions to Shareholders from:
Net investment income (0.01) (0.17) (0.07) — —
Net realized gains (1.49) (1.24) (1.98) (4.44) (0.37)
Total Distributions (1.50) (1.41) (2.05) (4.44) (0.37)
Net Asset Value, End of Period $23.64 $21.89 $20.25 $23.41 $21.65
Total Return(c) 14.52% 15.19% (4.86)% 29.15% 0.06%
Ratios to Average Net Assets:
Net Expenses(d) 1.69% 1.73% 1.81% 1.81% 1.81%
Net Investment Income (Loss) (0.19)% (0.12)% (0.03)% (0.65)% (0.15)%
Gross Expenses(d) 2.42% 2.29% 2.54% 2.48% 2.87%
Supplemental Data:
Net Assets at end of period (000's) $1,426 $2,198 $1,519 $1,652 $1,421
Portfolio Turnover(e) 48% 72% 98% 64% 108%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) The amount shown for a share outstanding throughout the period may not correlate with the Statements of Operations for the period due to the class level expenses recognized.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Does not include acquired fund fees and expenses, if any.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
24
See notes to financial statements.
Victory RS Partners Fund
Class R6
Year
Ended
December 31,
2024
June 2,
2023(a)
through
December 31,
2023
Net Asset Value, Beginning of Period $28.13 $25.62
Investment Activities:
Net investment income (loss)(b) 0.21 0.04
Net realized and unrealized gains (losses) 4.20 4.02
Total from Investment Activities 4.41 4.06
Distributions to Shareholders from:
Net investment income (0.24) (0.31)
Net realized gains (1.49) (1.24)
Total Distributions (1.73) (1.55)
Net Asset Value, End of Period $30.81 $28.13
Total Return(c)(d) 15.44% 16.00%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.89% 0.89%
Net Investment Income (Loss)(e) 0.69% 0.26%
Gross Expenses(e)(f) 1.28% 2.10%
Supplemental Data:
Net Assets at end of period (000's) $5,684 $2,244
Portfolio Turnover(c)(g) 48% 72%
(a) Commencement of operations.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

25
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory RS Partners Fund
Class Y
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Net Asset Value, Beginning of Period $28.40 $25.83 $29.21 $25.99 $26.17
Investment Activities:
Net investment income (loss)(a) 0.19 0.17 0.19 0.02 0.12
Net realized and unrealized gains (losses) 4.25 3.94 (1.39) 7.69 0.07
Total from Investment Activities 4.44 4.11 (1.20) 7.71 0.19
Distributions to Shareholders from:
Net investment income (0.23) (0.30) (0.20) (0.05) —
Net realized gains (1.49) (1.24) (1.98) (4.44) (0.37)
Total Distributions (1.72) (1.54) (2.18) (4.49) (0.37)
Net Asset Value, End of Period $31.12 $28.40 $25.83 $29.21 $25.99
Total Return(b) 15.40% 16.07% (4.23)% 30.03% 0.77%
Ratios to Average Net Assets:
Net Expenses(c) 0.94% 1.01% 1.12% 1.12% 1.12%
Net Investment Income (Loss) 0.60% 0.62% 0.67% 0.05% 0.54%
Gross Expenses(c) 1.05% 1.13% 1.21% 1.19% 1.23%
Supplemental Data:
Net Assets at end of period (000's) $338,632 $248,103 $172,847 $177,278 $168,087
Portfolio Turnover(d) 48% 72% 98% 64% 108%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
26
See notes to financial statements.
Victory RS Partners Fund
Member Class
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
November 3,
2020(a)
through
December 31,
2020
Net Asset Value, Beginning of Period $25.79 $23.58 $26.87 $24.22 $19.64
Investment Activities:
Net investment income (loss)(b) 0.11 0.12 0.15 (0.04) 0.01
Net realized and unrealized gains (losses) 3.87 3.59 (1.29) 7.17 4.94
Total from Investment Activities 3.98 3.71 (1.14) 7.13 4.95
Distributions to Shareholders from:
Net investment income (0.18) (0.26) (0.17) (0.04) —
Net realized gains (1.49) (1.24) (1.98) (4.44) (0.37)
Total Distributions (1.67) (1.50) (2.15) (4.48) (0.37)
Net Asset Value, End of Period $28.10 $25.79 $23.58 $26.87 $24.22
Total Return(c)(d) 15.18% 15.90% (4.36)% 29.90% 25.22%
Ratios to Average Net Assets:
Net Expenses(e)(f) 1.13% 1.18% 1.25% 1.25% 1.25%
Net Investment Income (Loss)(e) 0.41% 0.48% 0.59% (0.14)% 0.36%
Gross Expenses(e)(f) 1.38% 1.57% 1.78% 3.05% 33.63%
Supplemental Data:
Net Assets at end of period (000's) $6,410 $5,488 $4,719 $2,994 $102
Portfolio Turnover(c)(g) 48% 72% 98% 64% 108%
(a) Commencement of operations.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

27
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory RS Value Fund
Class A
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Net Asset Value, Beginning of Period $24.25 $24.04 $26.33 $23.68 $24.79
Investment Activities:
Net investment income (loss)(a) 0.08 0.07 0.03 0.03 0.03
Net realized and unrealized gains (losses) 3.05 1.71 (0.80) 6.34 (0.68)
Total from Investment Activities 3.13 1.78 (0.77) 6.37 (0.65)
Distributions to Shareholders from:
Net investment income (0.10) (0.15) (0.12) (0.11) —
Net realized gains (2.36) (1.42) (1.40) (3.61) (0.46)
Total Distributions (2.46) (1.57) (1.52) (3.72) (0.46)
Net Asset Value, End of Period $24.92 $24.25 $24.04 $26.33 $23.68
Total Return (excludes sales charge)(b) 12.63% 7.52% (2.97)% 27.31% (2.59)%
Ratios to Average Net Assets:
Net Expenses(c) 1.30% 1.30% 1.30% 1.30% 1.30%
Net Investment Income (Loss) 0.32% 0.30% 0.13% 0.12% 0.14%
Gross Expenses(c) 1.33% 1.34% 1.32% 1.34% 1.37%
Supplemental Data:
Net Assets at end of period (000's) $162,251 $163,769 $172,406 $188,881 $162,145
Portfolio Turnover(d) 39% 55% 71% 69% 73%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
28
See notes to financial statements.
Victory RS Value Fund
Class C
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Net Asset Value, Beginning of Period $20.07 $20.16 $22.38 $20.65 $21.85
Investment Activities:
Net investment income (loss)(a) (0.10)(b) (0.09)(b) (0.14) (0.16) (0.11)
Net realized and unrealized gains (losses) 2.54 1.42 (0.68) 5.50 (0.63)
Total from Investment Activities 2.44 1.33 (0.82) 5.34 (0.74)
Distributions to Shareholders from:
Net realized gains (2.36) (1.42) (1.40) (3.61) (0.46)
Total Distributions (2.36) (1.42) (1.40) (3.61) (0.46)
Net Asset Value, End of Period $20.15 $20.07 $20.16 $22.38 $20.65
Total Return (excludes contingent deferred sales charge)(c) 11.75% 6.76% (3.71)% 26.28% (3.35)%
Ratios to Average Net Assets:
Net Expenses(d) 2.07% 2.07% 2.07% 2.07% 2.07%
Net Investment Income (Loss) (0.44)% (0.45)% (0.65)% (0.67)% (0.62)%
Gross Expenses(d) 3.23% 2.94% 3.00% 2.33% 2.60%
Supplemental Data:
Net Assets at end of period (000's) $1,173 $1,228 $1,282 $1,398 $2,618
Portfolio Turnover(e) 39% 55% 71% 69% 73%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) The amount shown for a share outstanding throughout the period may not correlate with the Statements of Operations for the period due to the class level expenses recognized.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Does not include acquired fund fees and expenses, if any.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

29
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory RS Value Fund
Class Y
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Net Asset Value, Beginning of Period $25.21 $24.92 $27.23 $24.38 $25.45
Investment Activities:
Net investment income (loss)(a) 0.15 0.14 0.09 0.10 0.08
Net realized and unrealized gains (losses) 3.18 1.78 (0.82) 6.53 (0.69)
Total from Investment Activities 3.33 1.92 (0.73) 6.63 (0.61)
Distributions to Shareholders from:
Net investment income (0.16) (0.21) (0.18) (0.17) —
Net realized gains (2.36) (1.42) (1.40) (3.61) (0.46)
Total Distributions (2.52) (1.63) (1.58) (3.78) (0.46)
Net Asset Value, End of Period $26.02 $25.21 $24.92 $27.23 $24.38
Total Return(b) 12.94% 7.75% (2.71)% 27.57% (2.37)%
Ratios to Average Net Assets:
Net Expenses(c) 1.06% 1.06% 1.06% 1.06% 1.06%
Net Investment Income (Loss) 0.56% 0.54% 0.36% 0.36% 0.38%
Gross Expenses(c) 1.07% 1.07% 1.06% 1.06% 1.10%
Supplemental Data:
Net Assets at end of period (000's) $112,008 $109,234 $120,583 $143,783 $142,515
Portfolio Turnover(d) 39% 55% 71% 69% 73%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
30
See notes to financial statements.
Victory RS Large Cap Alpha Fund
Class A
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Net Asset Value, Beginning of Period $53.66 $47.92 $55.16 $50.59 $53.11
Investment Activities:
Net investment income (loss)(a) 0.71 0.44 0.40 0.65 0.52
Net realized and unrealized gains (losses) 10.73 5.90 (2.88) 10.81 (1.12)
Total from Investment Activities 11.44 6.34 (2.48) 11.46 (0.60)
Distributions to Shareholders from:
Net investment income (0.60) (0.33) (0.43) (0.57) (0.15)
Net realized gains (7.77) (0.27) (4.33) (6.32) (1.77)
Total Distributions (8.37) (0.60) (4.76) (6.89) (1.92)
Net Asset Value, End of Period $56.73 $53.66 $47.92 $55.16 $50.59
Total Return (excludes sales charge)(b) 21.02% 13.25% (4.62)% 23.00% (1.03)%
Ratios to Average Net Assets:
Net Expenses(c) 0.89% 0.89% 0.89% 0.89% 0.89%
Net Investment Income (Loss) 1.16% 0.88% 0.76% 1.13% 1.13%
Gross Expenses(c) 0.91% 0.93% 0.92% 0.93% 0.95%
Supplemental Data:
Net Assets at end of period (000's) $501,597 $449,497 $437,855 $495,890 $444,160
Portfolio Turnover(d) 27% 39% 61% 52% 95%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

31
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory RS Large Cap Alpha Fund
Class C
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Net Asset Value, Beginning of Period $42.38 $37.97 $44.72 $42.07 $44.70
Investment Activities:
Net investment income (loss)(a) 0.17 0.03 (0.03) 0.13 0.14
Net realized and unrealized gains (losses) 8.49 4.65 (2.32) 8.97 (1.00)
Total from Investment Activities 8.66 4.68 (2.35) 9.10 (0.86)
Distributions to Shareholders from:
Net investment income (0.14) — (0.07) (0.13) —
Net realized gains (7.77) (0.27) (4.33) (6.32) (1.77)
Total Distributions (7.91) (0.27) (4.40) (6.45) (1.77)
Net Asset Value, End of Period $43.13 $42.38 $37.97 $44.72 $42.07
Total Return (excludes contingent deferred sales charge)(b) 20.02% 12.37% (5.39)% 22.05% (1.85)%
Ratios to Average Net Assets:
Net Expenses(c) 1.69% 1.69% 1.69% 1.69% 1.69%
Net Investment Income (Loss) 0.35% 0.07% (0.07)% 0.27% 0.37%
Gross Expenses(c) 2.85% 2.15% 1.92% 1.80% 1.79%
Supplemental Data:
Net Assets at end of period (000's) $993 $1,587 $3,595 $6,230 $11,326
Portfolio Turnover(d) 27% 39% 61% 52% 95%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
32
See notes to financial statements.
Victory RS Large Cap Alpha Fund
Class Y
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Net Asset Value, Beginning of Period $53.39 $47.67 $54.90 $50.37 $52.87
Investment Activities:
Net investment income (loss)(a) 0.84 0.54 0.52 0.78 0.62
Net realized and unrealized gains (losses) 10.66 5.89 (2.89) 10.76 (1.10)
Total from Investment Activities 11.50 6.43 (2.37) 11.54 (0.48)
Distributions to Shareholders from:
Net investment income (0.71) (0.44) (0.53) (0.69) (0.25)
Net realized gains (7.77) (0.27) (4.33) (6.32) (1.77)
Total Distributions (8.48) (0.71) (4.86) (7.01) (2.02)
Net Asset Value, End of Period $56.41 $53.39 $47.67 $54.90 $50.37
Total Return(b) 21.25% 13.51% (4.43)% 23.28% (0.83)%
Ratios to Average Net Assets:
Net Expenses(c) 0.68% 0.68% 0.68% 0.68% 0.68%
Net Investment Income (Loss) 1.37% 1.09% 0.98% 1.35% 1.34%
Gross Expenses(c) 0.73% 0.72% 0.71% 0.68% 0.82%
Supplemental Data:
Net Assets at end of period (000's) $29,381 $23,905 $21,070 $20,169 $16,011
Portfolio Turnover(d) 27% 39% 61% 52% 95%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

33
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory RS Investors Fund
Class A
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Net Asset Value, Beginning of Period $14.71 $13.10 $13.90 $12.84 $13.10
Investment Activities:
Net investment income (loss)(a) 0.05 —(b) (0.01) 0.02 (0.01)
Net realized and unrealized gains (losses) 3.07 1.72 (0.26) 3.25 (0.21)
Total from Investment Activities 3.12 1.72 (0.27) 3.27 (0.22)
Distributions to Shareholders from:
Net investment income (0.06) (0.03) (0.01) —(b) —
Net realized gains (1.59) (0.08) (0.52) (2.21) (0.04)
Total Distributions (1.65) (0.11) (0.53) (2.21) (0.04)
Net Asset Value, End of Period $16.18 $14.71 $13.10 $13.90 $12.84
Total Return (excludes sales charge)(c) 20.87% 13.17% (2.01)% 25.74% (1.68)%
Ratios to Average Net Assets:
Net Expenses(d) 1.33% 1.33% 1.33% 1.33% 1.33%
Net Investment Income (Loss) 0.32% 0.01% (0.05)% 0.13% (0.08)%
Gross Expenses(d) 1.62% 1.63% 1.64% 1.66% 1.71%
Supplemental Data:
Net Assets at end of period (000's) $18,409 $15,515 $15,250 $15,039 $12,663
Portfolio Turnover(e) 74% 36% 69% 68% 66%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Amount is less than $0.005 per share.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Does not include acquired fund fees and expenses, if any.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
34
See notes to financial statements.
Victory RS Investors Fund
Class C
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Net Asset Value, Beginning of Period $12.19 $10.93 $11.76 $11.22 $11.54
Investment Activities:
Net investment income (loss)(a) (0.06)(b) (0.08)(b) (0.10) (0.08) (0.08)
Net realized and unrealized gains (losses) 2.55 1.42 (0.21) 2.83 (0.20)
Total from Investment Activities 2.49 1.34 (0.31) 2.75 (0.28)
Distributions to Shareholders from:
Net realized gains (1.59) (0.08) (0.52) (2.21) (0.04)
Total Distributions (1.59) (0.08) (0.52) (2.21) (0.04)
Net Asset Value, End of Period $13.09 $12.19 $10.93 $11.76 $11.22
Total Return (excludes contingent deferred sales charge)(c) 19.92% 12.38% (2.69)% 24.78% (2.43)%
Ratios to Average Net Assets:
Net Expenses(d) 2.07% 2.07% 2.07% 2.07% 2.07%
Net Investment Income (Loss) (0.43)% (0.72)% (0.90)% (0.64)% (0.85)%
Gross Expenses(d) 3.00% 3.41% 2.95% 2.42% 2.75%
Supplemental Data:
Net Assets at end of period (000's) $2,744 $1,474 $909 $2,702 $3,306
Portfolio Turnover(e) 74% 36% 69% 68% 66%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) The amount shown for a share outstanding throughout the period may not correlate with the Statements of Operations for the period due to the class level expenses recognized.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Does not include acquired fund fees and expenses, if any.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

35
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory RS Investors Fund
Class Y
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Net Asset Value, Beginning of Period $15.29 $13.61 $14.41 $13.24 $13.47
Investment Activities:
Net investment income (loss)(a) 0.11 0.04 0.04 0.06 0.02
Net realized and unrealized gains (losses) 3.19 1.79 (0.28) 3.36 (0.21)
Total from Investment Activities 3.30 1.83 (0.24) 3.42 (0.19)
Distributions to Shareholders from:
Net investment income (0.10) (0.07) (0.04) (0.04) —
Net realized gains (1.59) (0.08) (0.52) (2.21) (0.04)
Total Distributions (1.69) (0.15) (0.56) (2.25) (0.04)
Net Asset Value, End of Period $16.90 $15.29 $13.61 $14.41 $13.24
Total Return(b) 21.25% 13.52% (1.73)% 26.07% (1.41)%
Ratios to Average Net Assets:
Net Expenses(c) 1.05% 1.05% 1.05% 1.05% 1.05%
Net Investment Income (Loss) 0.60% 0.30% 0.30% 0.40% 0.17%
Gross Expenses(c) 1.40% 1.38% 1.36% 1.32% 1.50%
Supplemental Data:
Net Assets at end of period (000's) $40,515 $19,261 $28,143 $12,577 $11,253
Portfolio Turnover(d) 74% 36% 69% 68% 66%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
36
See notes to financial statements.
Victory Global Energy Transition Fund
Class A
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Net Asset Value, Beginning of Period $27.03 $30.30 $22.62 $12.36 $9.71
Investment Activities:
Net investment income (loss)(a) 0.25 0.42 0.25 (0.04) (0.01)
Net realized and unrealized gains (losses) 4.06 (3.05) 7.67 10.30 2.67
Total from Investment Activities 4.31 (2.63) 7.92 10.26 2.66
Distributions to Shareholders from:
Net investment income (0.51) (0.64) (0.24) — (0.01)
Total Distributions (0.51) (0.64) (0.24) — (0.01)
Net Asset Value, End of Period $30.83 $27.03 $30.30 $22.62 $12.36
Total Return (excludes sales charge)(b) 16.03% (8.68)% 35.01% 83.01% 27.35%
Ratios to Average Net Assets:
Net Expenses(c) 1.48% 1.48% 1.48% 1.48% 1.48%
Net Investment Income (Loss) 0.84% 1.34% 0.88% (0.21)% (0.15)%
Gross Expenses(c) 1.54% 1.55% 1.53% 1.58% 1.79%
Supplemental Data:
Net Assets at end of period (000's) $57,922 $62,033 $91,521 $78,317 $36,803
Portfolio Turnover(d) 57% 47% 64% 79% 46%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

37
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Global Energy Transition Fund
Class C
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Net Asset Value, Beginning of Period $23.87 $26.76 $19.98 $11.00 $8.71
Investment Activities:
Net investment income (loss)(a) 0.01 0.15 0.01 (0.17) (0.07)
Net realized and unrealized gains (losses) 3.57 (2.67) 6.77 9.15 2.36
Total from Investment Activities 3.58 (2.52) 6.78 8.98 2.29
Distributions to Shareholders from:
Net investment income (0.35) (0.37) —(b) — —
Total Distributions (0.35) (0.37) —(b) — —
Net Asset Value, End of Period $27.10 $23.87 $26.76 $19.98 $11.00
Total Return (excludes contingent deferred sales charge)(c) 15.08% (9.42)% 33.94% 81.64% 26.29%
Ratios to Average Net Assets:
Net Expenses(d) 2.28% 2.28% 2.28% 2.28% 2.28%
Net Investment Income (Loss) 0.05% 0.54% 0.03% (1.02)% (0.92)%
Gross Expenses(d) 3.36% 2.77% 2.64% 2.41% 3.32%
Supplemental Data:
Net Assets at end of period (000's) $1,536 $1,355 $2,396 $3,240 $2,385
Portfolio Turnover(e) 57% 47% 64% 79% 46%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Amount is less than $0.005 per share.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Does not include acquired fund fees and expenses, if any.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
38
See notes to financial statements.
Victory Global Energy Transition Fund
Class Y
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Net Asset Value, Beginning of Period $28.26 $31.68 $23.64 $12.88 $10.11
Investment Activities:
Net investment income (loss)(a) 0.36 0.54 0.38 0.02 0.02
Net realized and unrealized gains (losses) 4.25 (3.20) 8.00 10.75 2.78
Total from Investment Activities 4.61 (2.66) 8.38 10.77 2.80
Distributions to Shareholders from:
Net investment income (0.61) (0.76) (0.34) (0.01) (0.03)
Total Distributions (0.61) (0.76) (0.34) (0.01) (0.03)
Net Asset Value, End of Period $32.26 $28.26 $31.68 $23.64 $12.88
Total Return(b) 16.38% (8.37)% 35.46% 83.62% 27.73%
Ratios to Average Net Assets:
Net Expenses(c) 1.15% 1.15% 1.15% 1.15% 1.15%
Net Investment Income (Loss) 1.17% 1.66% 1.24% 0.10% 0.18%
Gross Expenses(c) 1.21% 1.21% 1.19% 1.21% 1.28%
Supplemental Data:
Net Assets at end of period (000's) $262,203 $234,761 $314,108 $210,586 $119,237
Portfolio Turnover(d) 57% 47% 64% 79% 46%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Notes to Financial Statements
December 31, 2024
Victory Portfolios
39
1. Organization:
Victory Portfolios (the “Trust”) is organized as a Delaware statutory trust and the Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 37 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001 per share.
The accompanying financial statements are those of the following five funds (collectively, the “Funds” and individually, a “Fund”). Each Fund, with the exception of Victory RS Investors Fund and Victory Global Energy Transition Fund, is classified as diversified under the 1940 Act.
* Effective March 28, 2024, the Fund's Class R shares were converted to Class A shares.
Each class of shares of a Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares. Victory Capital Management Inc. (“VCM” or the “Adviser”) is an indirect wholly owned subsidiary of Victory
Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.  The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Trust’s Board of Trustees (the “Board”), has established the Pricing and Liquidity
Committee (the “Committee”), and subject to Board oversight, the Committee administers and oversees the Funds’ valuation policies and procedures, which are approved by the Board.
Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds (“ETFs”) and American Depositary Receipts,
are valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing
Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies, other than ETFs, are valued at their net asset value (“NAV”). These valuations are typically categorized as Level 1 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a
Funds (Legal Name) Funds (Short Name) Investment Share Classes Offered
Victory RS Partners Fund RS Partners Fund A, R, R6, Y, and Member Class
Victory RS Value Fund* RS Value Fund A, C, and Y
Victory RS Large Cap Alpha Fund* RS Large Cap Alpha Fund A, C, and Y
Victory RS Investors Fund* RS Investors Fund A, C, and Y
Victory Global Energy Transition Fund* Global Energy Transition Fund A, C, and Y

Notes to Financial Statements — continued
December 31, 2024
Victory Portfolios
40
security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Funds’ NAV to be more reliable than it otherwise would be.
In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Funds’ NAV is calculated. The Funds use a systematic valuation model, provided daily by an independent third party to fair value their international equity securities. These valuations are categorized as Level 2 in the fair value hierarchy.
A summary of the valuations as of December 31, 2024, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedules of Portfolio Investments:
As of December 31, 2024, there were no significant transfers into/out of Level 3.
Real Estate Investment Trusts (“REITs”):
The Funds may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITs will be reclassified to realized gains or return of capital as estimated by the Funds based on calendar year-end information as it becomes known or available.
Investment Companies:
Open-End Funds:
The Funds may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Special Purpose Acquisition Companies (“SPAC”):
The Funds may invest in stock, warrants and other securities of SPACs. A SPAC typically is a publicly traded company that raises funds through an initial public offering (“IPO”) for the purpose of acquiring or merging with another company to be identified subsequent to the SPAC’s
IPO. If the Fund purchases shares of a SPAC in an IPO it generally will bear a sales commission, which may be significant. The securities of a SPAC are often issued in “units” that include one share of common stock and one right or warrant (or partial right or warrant) conveying the right to purchase additional shares or partial shares. Unless and until a transaction is completed, a SPAC generally invests its assets (less a portion retained to cover expenses) in U.S. government securities, money market funds and similar investments whose returns or yields may be significantly lower than those of the Funds’ other investments. If an acquisition or merger that meets the requirements for the SPAC is not completed within a pre-established period of time, the invested funds are returned to the SPAC’s shareholders, less certain permitted expenses, and any rights or warrants issued by the SPAC will expire worthless.
Level 1 Level 2 Level 3 Total
RS Partners Fund
Common Stocks ............................ $ 522,602,655 $ — $ — $ 522,602,655
Preferred Stocks ............................ — — 587,369 587,369
Total .................................... $ 522,602,655 $ — $ 587,369 $ 523,190,024
RS Value Fund
Common Stocks ............................ 265,396,870 — — 265,396,870
Total .................................... $ 265,396,870 $ — $ — $ 265,396,870
RS Large Cap Alpha Fund
Common Stocks ............................ 509,366,076 — — 509,366,076
Total .................................... $ 509,366,076 $ — $ — $ 509,366,076
RS Investors Fund
Common Stocks ............................ 58,716,636 — — 58,716,636
Total .................................... $ 58,716,636 $ — $ — $ 58,716,636
Global Energy Transition Fund
Common Stocks ............................ 306,590,114 — — 306,590,114
Collateral for Securities Loaned ................ 11,336,420 — — 11,336,420
Total .................................... $ 317,926,534 $ — $ — $ 317,926,534

Notes to Financial Statements — continued
December 31, 2024
Victory Portfolios
41
Private Investments in Public Equities ("PIPEs"):
The Funds may acquire common stock or a security convertible into common stock, such as a warrant or convertible preferred stock, directly from an issuer seeking to raise capital in a private placement pursuant to Regulation D under the 1933 Act. These transactions are commonly referred to as a private placement in a publicly held company, or “PIPE.” The issuer’s common stock is usually publicly traded on a U.S.
securities exchange or in the over-the-counter market, but the securities acquired will be subject to restrictions on resale imposed by U.S.
securities laws absent an effective registration statement. In recognition of the illiquid nature of the securities being acquired, the purchase price paid in a PIPE transaction (or the conversion price of the convertible securities being acquired) will typically be fixed at a discount to the prevailing market price of the issuer’s common stock at the time of the transaction. As part of a PIPE transaction, the issuer usually will be contractually obligated to seek to register, within an agreed upon period of time for public resale under the U.S. securities laws, the common stock or the shares of common stock issuable upon conversion of the convertible securities. PIPE transactions typically involve the purchase of securities directly from a publicly traded company or its affiliates in a private placement transaction, including through a SPAC, typically at a discount to the market price of the issuer’s securities. If the issuer fails to so register the shares within that period, the buyer may be entitled to additional consideration from the issuer (e.g., warrants to acquire additional shares of common stock), but the buyer may not be able to sell its shares unless and until the registration process is successfully completed. Thus, PIPE transactions present certain risks not associated with open market purchases of equities.
Derivative Instruments:
Foreign Exchange Currency Contracts:
The Funds may enter into foreign exchange currency contracts to convert U.S. dollars to and from various foreign currencies. A foreign exchange currency contract is an obligation by the Funds to purchase or sell a specific currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Funds do not engage in “cross-currency” foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Funds’ foreign exchange currency contracts might be considered spot contracts
(typically a contract of one week or less) or forward contracts (typically a contract term over one week). A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. Each foreign exchange currency contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the
Funds record realized gains or losses equal to the difference between the value of a contract at the time it was opened and the value at the time it was closed. The Funds could be exposed to risk if a counterparty is unable to meet the terms of a foreign exchange currency contract or if the value of the foreign currency changes unfavorably. In addition, the use of foreign exchange currency contracts does not eliminate fluctuations in the underlying prices of the securities. The Funds enter into foreign exchange currency contracts solely for spot or forward hedging purposes, and not for speculative purposes (i.e., the Funds do not enter into such contracts solely for the purpose of earning foreign currency gains).  As of December 31, 2024, the Funds had no open forward foreign exchange currency contracts.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily  using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis.
Withholding taxes on interest, dividends, and gains as a result of certain investments by the Funds have been provided for in accordance with each investment’s applicable country’s tax rules and rates.
Securities Lending:
The Funds, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend their securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank.  Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-
cash collateral can include U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”)
guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted
on the Funds’ Schedules of Portfolio Investments. The Funds effectively do not have control of the non-cash collateral and therefore it is not disclosed on the Funds’ Schedules of Portfolio Investments. Collateral requirements are determined daily based on the value of the Funds’
securities on loan as of the end of the prior business day.  During the time portfolio securities are on loan, the borrower will pay the Funds any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Funds also earn a return from the collateral. The Funds pay Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statements of Operations.
Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or

Notes to Financial Statements — continued
December 31, 2024
Victory Portfolios
42
five business days.  Although risk is mitigated by the collateral, a Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Funds’ agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Funds may not be sold or repledged, except to satisfy borrower default.
The following table is a summary of the Fund’s securities lending transactions as of December 31, 2024:
Foreign Currency Translations:
The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities of a Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations, if any, are disclosed as Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations on the Statements of Operations. Realized gains or losses from these fluctuations, if any, are disclosed as Net realized gains (losses) from investment securities and foreign currency transactions on the Statements of Operations.
Federal Income Taxes:
Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Funds have a tax year end of December 31.
For the year ended December 31, 2024, the Funds did not incur any income tax, interest, or penalties, and have recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to a Fund are charged to that Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statements of Operations, as applicable, as Fees paid indirectly.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the year ended December 31, 2024, were as follows:
Value of
Securities on Loan
Non-Cash
Collateral Cash Collateral
Global Energy Transition Fund ....................................... $ 9,656,107 $ — $ 11,336,420
Excluding U.S. Government Securities
Purchases Sales
RS Partners Fund ................................................................... $ 263,500,885 $ 234,215,702
RS Value Fund ..................................................................... 107,936,062 143,803,790
RS Large Cap Alpha Fund ............................................................ 140,105,814 188,741,498
RS Investors Fund .................................................................. 50,120,613 35,735,358
Global Energy Transition Fund ......................................................... 172,397,584 173,632,910

Notes to Financial Statements — continued
December 31, 2024
Victory Portfolios
43
4. Affiliated Fund Ownership:
The Funds offer shares for investment by other funds including VCM affiliated fund-of-funds. The affiliated fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by affiliated fund-of-funds within its principal investment strategies may represent a significant portion of an underlying fund’s assets, and together with the investments of the other affiliated funds-of-funds, may represent a substantial portion or even all of an underlying fund’s net assets. The affiliated fund-of-funds’ annual and semi-annual reports may be viewed at vcm.com. As of December 31, 2024, certain affiliated fund-of-funds owned total outstanding shares of the Funds as follows:
5. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Funds by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
VCM has entered into a Sub-Advisory Agreement with SailingStone Capital Partners LLC (“SailingStone”). SailingStone is responsible for providing day-to-day investment advisory services to the Global Energy Transition Fund, subject to the oversight of the Board. Sub-investment advisory fees paid by VCM to SailingStone do not represent a separate or additional expense to the Funds.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annualized rate based on a percentage of the average daily net assets of each Fund. The rates at which the Adviser is paid by each Fund are included in the table below.
Amounts incurred and paid to VCM for the year ended December 31, 2024, are reflected on the Statements of Operations as Investment advisory fees.
Administration and Servicing Fees:
VCM also serves as the Funds’ administrator and fund accountant. Under the Administration and Fund Accounting Agreement, VCM is paid an administration fee based on a percentage of the average daily net assets of the Trust, Victory Variable Insurance Funds and Victory Portfolios II.
The tiered rates at which VCM is paid by the Funds are shown in the table below:
Amounts incurred for the year ended December 31, 2024, are reflected on the Statements of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Funds pursuant to the Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Funds reimburse VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Funds. Amounts incurred for the year ended December 31, 2024, are reflected on the Statements of Operations as
Sub-Administration fees.
The Funds (as part of the Trust) have entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, and Victory Portfolios II, in aggregate, compensate the Adviser for these services. Amounts incurred for the year ended December 31, 2024, are reflected on the Statements of Operations as Compliance fees.
RS Partners Fund
Ownership %
Victory Strategic Allocation Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.2
Global Energy Transition Fund
Ownership %
Victory Strategic Allocation Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.3
Flat Rate
RS Partners Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.83%
RS Value Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.85%
RS Large Cap Alpha Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.50%
RS Investors Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.00%
Global Energy Transition Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.00%
Net Assets
Up to $15 billion $15 billion — $30 billion Over $30 billion
0.08%, plus 0.05%, plus 0.04%

Notes to Financial Statements — continued
December 31, 2024
Victory Portfolios
44
Transfer Agency Fees:
FIS Investor Services, LLC (“FIS”) serves as the Funds’ transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.  Amounts incurred for the year ended December 31, 2024, are reflected on the Statements of Operations as Transfer agent fees.
Victory Capital Transfer Agency, Inc., an affiliate of the Adviser, serves as sub-transfer agent for the Member Class. Amounts incurred for the year ended December 31, 2024, if any, are reflected on the Statements of Operations as Transfer agent fees.
Sub-Transfer Agency Fees:
The Funds have entered into Sub-Transfer Agency Agreements with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Funds and have agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. These services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Funds’ transfer agent. Amounts incurred for the year ended December
31, 2024, are reflected on the Statements of Operations as Sub-Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Funds pursuant to a Distribution Agreement between the Distributor and the Trust.
Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee up to the annual rate shown in the table below:
* Rate was in effect until March 28, 2024 at which time the Fund's Class R shares were converted into Class A shares.
The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activities primarily intended to result in the sale of Class A, Class C, and Class R. Amounts incurred for the year ended December 31, 2024, are reflected on the Statements of Operations as 12b-1 fees.
In addition, the Distributor is entitled to receive commissions in connection with sales of the Class A. For the year ended December 31, 2024, the Distributor received the following from commissions earned in connection with sales of Class A:
Other Fees:
Citibank serves as the Funds’ custodian. The Funds pay Citibank a fee for providing these services. Amounts incurred for the year ended
December 31, 2024, are reflected on the Statements of Operations as Custodian fees.
Sidley Austin LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Trust. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the Funds in any fiscal year exceed the expense limits for the Funds. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Funds’ business are excluded from the expense limits. As of December 31, 2024, the expense limits
(excluding voluntary waivers) were as follows:
Class A Class C Class R
RS Partners Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% N/A 0.50%
RS Value Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% 1.00% 0.50%*
RS Large Cap Alpha Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% 1.00% 0.50%*
RS Investors Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% 1.00% 0.50%*
Global Energy Transition Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% 1.00% 0.50%*
Amount
RS Partners Fund ..................................................................................... $ 2,339
RS Value Fund ....................................................................................... 799
RS Large Cap Alpha Fund .............................................................................. 3,648
RS Investors Fund .................................................................................... 2,331
Global Energy Transition Fund ........................................................................... 1,456
In effect until April 30, 2025
Class A Class C Class R Class R6 Class Y
Member
Class
RS Partners Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.33% N/A 1.69% 0.89% 0.94% 1.13%
RS Value Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.30% 2.07% N/A N/A 1.06% N/A
RS Large Cap Alpha Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.89% 1.69% N/A N/A 0.68% N/A

Notes to Financial Statements — continued
December 31, 2024
Victory Portfolios
45
Under the terms of the expense limitation agreement, the Funds have agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Funds have not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at December 31, 2024.
For the year ended December 31, 2024, the following recoupment amounts were paid to the Adviser:
As of December 31, 2024, the following amounts are available to be repaid to the Adviser:
The Adviser may voluntarily waive or reimburse additional fees to assist the Funds in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Funds are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the year ended December 31, 2024.
Certain officers and/or interested trustees of the Funds are also officers and/or employees of the Adviser, administrator, fund accountant, legal counsel, and Distributor.
6. Risks:
The Funds may be subject to other risks in addition to these identified risks.
Equity Securities Risk — The value of the equity securities in which the Funds invest may decline in response to developments affecting individual companies and/or general economic conditions in the United States or abroad. A company’s earnings or dividends may not increase as expected (or may decline) because of poor management, competitive pressures, reliance on particular suppliers or geographical regions, labor problems or shortages, corporate restructurings, fraudulent disclosures, man-made or natural disasters, military confrontations or wars, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or last for extended periods.
General Market Risk — Overall market risks may affect the value of the Funds. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels, and other fiscal and monetary policy changes; cybersecurity incidents, pandemics, and other public health crises; sanctions against a particular foreign country, its nationals, businesses, or industries; and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
Sector Focus Risk —  To the extent the Funds focus in one or more sectors, such as the information technology and financials sector,  market or economic factors impacting those sectors could have a significant effect on the value of the Funds’ investments and could make the Funds’
performance more volatile.
Concentration Risk —  The Global Energy Transition Fund (herein, the Fund)  may concentrate its investments in a particular industry, as the term “concentration” is used in the 1940 Act. Concentrating investments in the Natural Resources sector increases the risk of loss because the stocks of many or all of the companies in the sector may decline in value due to developments adversely affecting the sector. In addition, investors may buy or sell substantial amounts of the Fund’s shares in response to factors affecting or expected to affect the natural resources sector, resulting in extreme inflows and outflows of cash into and out of the Fund. Such inflows or outflows might affect management of the
Fund adversely to the extent they cause the Fund’s cash position or cash requirements to exceed normal levels.
Natural Resources Investment Risk — Investment in companies in natural resources industries (including those in the energy sector) can be significantly affected by (often rapid) changes in supply of, or demand for, various natural resources. They may also be affected by changes in energy prices, international political and economic developments, environmental incidents, energy conservation, the success of exploration projects, changes in commodity prices, and tax and other government regulations. For example, the COVID-19 pandemic has drastically
RS Investors Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.33% 2.07% N/A N/A 1.05% N/A
Global Energy Transition Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.48% 2.28% N/A N/A 1.15% N/A
Amount
RS Partners Fund ..................................................................................... $ 36,054
Expires
2025
Expires
2026
Expires
2027 Total
RS Partners Fund ..................................................... $ 263,864 $ 349,690 $ 357,557 $ 971,111
RS Value Fund ....................................................... 50,274 89,234 79,027 218,535
RS Large Cap Alpha Fund .............................................. 156,492 177,051 134,836 468,379
RS Investors Fund .................................................... 114,187 140,039 180,490 434,716
Global Energy Transition Fund ........................................... 182,112 266,729 210,266 659,107

Notes to Financial Statements — continued
December 31, 2024
Victory Portfolios
46
reduced the demand for various natural resources and has drastically increased the price volatility of natural resources and companies within the natural resources industry. An extended period of reduced (or negative) prices may significantly lengthen the time that companies within the natural resources industries would need to recover after a stabilization of prices. Investments in interests in gas or mineral exploration or development programs, including pipelines, may be held through master limited partnerships, which are generally subject to many of the risks that apply to partnerships and may also be subject to certain tax risks.
Smaller-Capitalization Stock Risk — Small- and mid-sized companies are subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss. Smaller companies may have limited markets, product lines, or financial resources and lack management experience and may experience higher failure rates than larger companies.
Limited Portfolio Holdings Risk —To the extent the Funds invest assets in a more limited number of issuers than many other funds, a decline in the market value of a particular security may affect the Funds' value more than if the Funds invested in a larger number of issuers.
7. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios II, and Victory Portfolios III (collectively, the "Victory
Funds Complex"), in aggregate, may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory
Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the year ended December 31, 2024, Citibank received an annual commitment fee of 0.15% on $300 million for providing the
Line of Credit. Each Fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed.
Interest is based on the one-month Secured Overnight Financing Rate plus 1.10 percent. Effective June 25, 2024, the agreement was renewed with a termination date of June 23, 2025, and the annual commitment fee of 0.15% remained unchanged. Interest charged to each Fund during the period, if applicable, is reflected on the Statements of Operations under Line of credit fees.
The Funds had no borrowings under the Line of Credit agreement during the year ended December 31, 2024.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows each Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions.
The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to each Fund, if any, during the period, is reflected on the Statements of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by each Fund, if any, during the period, is reflected on the
Statements of Operations under Interfund lending.
The Funds did not utilize or participate in the Facility during the year ended December 31, 2024.
N
8. Federal Income Tax Information:
Dividends from net investment income, if any, are declared and paid as noted in the table below. Distributable net realized gains, if any, are declared and distributed at least annually from each Fund.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Funds may be reclassified as an offset to capital on the accompanying Statements of Assets and Liabilities.
As of December 31, 2024, on the Statements of Assets and Liabilities, as a result of permanent book-to-tax differences, reclassification adjustments were as follows:
Declared Paid
RS Partners Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Annually Annually
RS Value Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Annually Annually
RS Large Cap Alpha Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Annually Annually
RS Investors Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Annually Annually
Global Energy Transition Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Annually Annually

Notes to Financial Statements — continued
December 31, 2024
Victory Portfolios
47
The tax character of distributions paid during the tax years ended, as noted below, were as follows (total distributions paid may differ from the
Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid):
As of December 31, 2024, the components of accumulated earnings (loss) on a tax basis were as follows:
* Qualified late-year losses are comprised of post-October capital losses incurred after October 31 and certain late-year ordinary losses. Late-
year ordinary losses represent ordinary losses incurred after December 31 and specified losses incurred after October 31. These losses are deemed to arise on the first day of the Fund’s next taxable year.
** The difference between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales, passive foreign investment company adjustments, and partnership basis adjustments.
Total
Accumulated
Earnings
(Loss) Capital
RS Partners Fund ........................................................................... $ (2,635,765) $ 2,635,765
RS Value Fund ............................................................................. (1,574,711) 1,574,711
RS Large Cap Alpha Fund .................................................................... (2,917,368) 2,917,368
RS Investors Fund .......................................................................... (779,164) 779,164
Global Energy Transition Fund ................................................................. 5,572 (5,572)
Year Ended December 31, 2024
Distributions Paid From:
Ordinary
Income
Net Long-
Term Capital
Gains
Total
Distributions
Paid
RS Partners Fund .............................................................. $ 6,420,901 $ 23,394,435 $ 29,815,336
RS Value Fund ................................................................ 1,352,727 23,742,863 25,095,590
RS Large Cap Alpha Fund ....................................................... 10,901,963 59,291,654 70,193,617
RS Investors Fund ............................................................. 341,379 5,389,351 5,730,730
Global Energy Transition Fund .................................................... 5,940,083 — 5,940,083
Year Ended December 31, 2023
Distributions Paid From:
Ordinary
Income
Net Long-
Term Capital
Gains
Total
Distributions
Paid
RS Partners Fund .............................................................. $ 11,408,572 $ 11,885,318 $ 23,293,890
RS Value Fund ................................................................ 2,071,558 14,985,845 17,057,403
RS Large Cap Alpha Fund ....................................................... 2,952,866 2,442,032 5,394,898
RS Investors Fund ............................................................. 146,225 184,288 330,513
Global Energy Transition Fund .................................................... 7,900,218 — 7,900,218
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Earnings (Loss)
Other Earnings
(Loss)
Accumulated
Capital And
Other Losses
Qualified
Late-Year
Losses*
Unrealized
Appreciation
(Depreciation)**
Total
Accumulated
Earnings (Loss)
RS
Partners
Fund ... $ — $ 11,430,546 $ 11,430,546 $ — $ — $ (1,685,637) $ 107,242,096 $ 116,987,005
RS Value
Fund ... 1,591,959 8,168,033 9,759,992 — — — 47,076,269 56,836,261
RS Large
Cap Alpha
Fund ... 6,558,338 17,073,551 23,631,889 — — — 128,088,059 151,719,948
RS
Investors
Fund ... 294,840 1,727,480 2,022,320 — — — 9,037,426 11,059,746
Global
Energy
Transition
Fund ... 2,376,313 — 2,376,313 (49) (1,719,150,220) — 20,144,114 (1,696,629,842)

Notes to Financial Statements — continued
December 31, 2024
Victory Portfolios
48
As of December 31, 2024, the Funds had net capital loss carryforwards as shown in the table below.  It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used.
During the tax year ended December 31, 2024, the following Funds utilized capital loss carryforwards:
As of December 31, 2024, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation (depreciation) for investments were as follows:
9. Affiliated Securities:
An affiliated security is a security in which a Fund has ownership of at least 5% of the security’s outstanding voting shares, an investment company managed by VCM, or an issuer under common control with a Fund or VCM. The Funds do not invest in affiliated securities for the purpose of exercising management or control. These securities are noted as affiliated on a Fund’s Schedule of Portfolio Investments. Section
12(d)(3) of the 1940 Act, and Rule 12d3-1(c) under the 1940 Act, generally prohibit a fund from purchasing the securities issued by, among other entities, a fund’s investment adviser. When a fund’s investment objective is to track the performance of an unaffiliated index by investing in the stocks that comprise that index, the staff of the SEC has taken the position that, subject to certain conditions, the fund may establish and maintain a position in the common stock of an affiliate of the fund’s investment adviser in an amount approximately in proportion to the percentage that the stock is represented in the index. In seeking to provide investment results that closely correspond to its respective unaffiliated index, one or more Funds may hold the securities of Victory Capital Holdings, Inc., the parent company of VCM and other Fund service providers. Transactions in affiliated securities during the year ended December 31, 2024, were as follows:
10. New Accounting Pronouncement:
In this reporting period, the Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to
Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations.
The management committee of the Adviser acts as each Fund’s Chief Operating Decision Maker (“CODM”). Each Fund represents a single operating segment, as the CODM monitors the operating results of each Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Funds’ portfolio composition, total returns, expense ratios, and changes in net assets, which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within each Fund’s financial statements. Segment assets are reflected on the accompanying Statements of Assets and
Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statements of Operations.
Short-Term
Amount
Long-Term
Amount Total
Global Energy Transition Fund ............................................ $ — $ (1,719,150,220) $ (1,719,150,220)
Amount
Global Energy Transition Fund ........................................................................... $ (20,560,003)
Cost of Investments
for Federal Tax
Purposes
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
RS Partners Fund ................................. $ 415,947,928 $ 119,554,617 $ (12,312,521) $ 107,242,096
RS Value Fund ................................... 218,320,601 56,020,983 (8,944,714) 47,076,269
RS Large Cap Alpha Fund .......................... 381,278,017 139,522,827 (11,434,768) 128,088,059
RS Investors Fund ................................ 49,679,210 10,318,133 (1,280,707) 9,037,426
Global Energy Transition Fund ....................... 297,782,420 79,833,411 (59,689,297) 20,144,114
Fair Value
12/31/2023
Purchases
at Cost
Proceeds
from Sales
Realized
Gains
(Losses)
Capital
Gain
Distribution
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
12/31/2024
Dividend
Income
Global Energy Transition
Fund
Compass Minerals
International, Inc. ....... $ — $ 37,156,033 $ — $ — $ — $ (3,726,028) $ 33,430,005 $ 56,019

49
Report of Independent Registered Public Accounting Firm
To the Shareholders and Board of Trustees of Victory Portfolios
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of Victory RS Partners
Fund, Victory RS Value Fund, Victory RS Large Cap Alpha Fund, Victory RS Investors Fund, and Victory Global Energy Transition Fund
(the “Funds”), each a series of Victory Portfolios, as of December 31, 2024, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2024, the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United
States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian, brokers and issuers; when replies were not received from brokers or issuers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more investment companies advised by Victory Capital Management Inc. since 2015.
COHEN & COMPANY, LTD.
Cleveland, Ohio
February 21, 2025

Supplemental Information
December 31, 2024
Victory Portfolios
50
(Unaudited)
Additional Federal Income Tax Information
For the fiscal year ended December 31, 2024, the Funds hereby designate the maximum amount allowable of their net taxable income as qualified dividends taxed at individual net capital gain rates. Shareholders will be notified via IRS Form 1099 of the amounts for use in preparing their income tax return.
Dividends qualified for corporate dividends received deductions of:
For the year ended December 31, 2024, the following Funds designated short-term capital gain distributions in the amount of:
For the year ended December 31, 2024, the following Funds designated long-term capital gain distributions in the amount of:
The following Funds intends to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. Foreign source income and foreign tax expense per shares outstanding on December 31, 2024, were as follow:
Percent
RS Partners Fund ................................................................................... 67%
RS Value Fund ..................................................................................... 100%
RS Large Cap Alpha Fund ............................................................................ 77%
RS Investors Fund .................................................................................. 85%
Global Energy Transition Fund ......................................................................... 10%
Amount
RS Partners Fund ................................................................................... $ 4,201,832
RS Value Fund ..................................................................................... 264,935
RS Large Cap Alpha Fund ............................................................................ 5,597,372
RS Investors Fund .................................................................................. 165,396
Amount
RS Partners Fund ................................................................................... $ 26,030,200
RS Value Fund ..................................................................................... 25,223,134
RS Large Cap Alpha Fund ............................................................................ 61,909,667
RS Investors Fund .................................................................................. 6,113,740
Foreign Source Income Foreign Tax Expense
Global Energy Transition Fund ................................................. $ 0.48 $ 0.08

Victory Portfolios
51
(Unaudited)
Supplemental Information — continued
December 31, 2024
Considerations of the Board in Continuing the Investment Advisory Agreements
The Board approved the advisory agreement with the Adviser, on behalf of each of the Funds (the “Advisory Agreement”), and the sub-advisory agreement between SailingStone Capital Partners LLC (the “Sub-Adviser”) and the Adviser, on behalf of the Global Energy Transition Fund
(the “Sub-Advisory Agreement” and together with the Advisory Agreement, the “Agreements”), at a meeting, which was called for that purpose, on December 5, 2024. The Board also considered information relating to the Funds and the Agreements provided throughout the year and, more specifically, at the meetings on October 21, 2024 and December 5, 2024. In considering whether to approve the Agreements, the Board requested from the Adviser and Sub-Adviser certain information concerning the Funds to assist it in evaluating the terms of the Agreements.
In response to the request from the Independent Trustees, the Adviser and the Sub-Adviser provided information and reports relevant to the continuation of the Agreements.
The Board, including the Independent Trustees, evaluated this information along with other information obtained throughout the year and was advised by legal counsel to the Funds and independent legal counsel to the Independent Trustees.
The Board considered each Fund’s advisory fee, expense ratio and investment performance as significant factors in determining whether the
Agreements should be continued. The Board reviewed numerous factors with respect to each Fund, including the services to be provided by the Sub-Adviser. In considering whether the compensation paid to the Adviser was fair and reasonable, the Board also evaluated, among other things, the following factors:
The requirements of the Funds for the services provided by the Adviser;
The nature, quality and extent of the services provided and expected to be provided;
The performance of the Funds as compared to comparable funds;
The fees payable for the services and whether the fee arrangements provided for economies of scale that would benefit Fund shareholders as the Funds grow (acknowledging that economies of scale can be complex to assess and typically are not directly measurable) and whether breakpoints would be appropriate;
Whether the fee would be sufficient to enable the Adviser to attract and retain experienced personnel and continue to provide quality services to the Funds;
The fees paid by other clients of the Adviser whose accounts are managed in a similar investment style and any differences in the services provided to the other clients compared to those provided to the Funds;
The total expenses of each Fund;
Management’s commitment to operating the Funds at competitive expense levels;
The profitability of the Adviser (as reflected by comparing fees earned against an estimate of the Adviser’s costs) with respect to the Adviser’s relationship with the Funds;
Research and other service benefits received by the Adviser obtained through payment of client commissions for securities transactions;
Other benefits received by the Adviser, and its affiliates, including revenues paid to the Adviser, or its affiliates, by the Funds for administration and fund accounting services, shareholder services and distribution;
The capabilities and financial condition of the Adviser;
Current economic and industry trends; and
The historical relationship between each Fund and the Adviser.
In considering whether the compensation paid to the Sub-Adviser was fair and reasonable, the Board also evaluated, among other things, the following factors:
The requirements of the Fund for the services provided by the Sub-Adviser;
The nature, quality and extent of the services provided and expected to be provided;
The fees payable for the services;
Representations by the Adviser that the sub-advisory fee for the Fund is within the range of fees agreed to in the market for similar services;
Whether the fee would be sufficient to enable the Sub-Adviser to attract and retain experienced personnel and continue to provide quality services to the Fund;
Management’s commitment to operating the Fund at competitive expense levels;
Research and other service benefits received by the Sub-Adviser obtained through payment of client commissions for securities transactions;
Other benefits received by the Sub-Adviser as a result of its sub-advisory relationship with the Fund;
The capabilities and financial condition of the Sub-Adviser;
The nature, quality and extent of the oversight and compliance services provided by the Adviser;
Current economic and industry trends; and
The historical relationship between the Fund and the Sub-Adviser.

Supplemental Information — continued
December 31, 2024
Victory Portfolios
52
(Unaudited)
The Board reviewed each Fund’s gross management fee, comprised of the advisory fee plus the administrative services fee paid to the Adviser, in the context of the Adviser’s business and services with respect to each Fund individually and with respect to all the funds as a whole. The
Board retained an independent, third-party consultant to provide comparative information about fees, expenses and performance, and to design and maintain a database of relevant information designed to assist the Board in retrieving and analyzing comparative information. The Board met with the consultant to review its inputs and methodologies, among other things. The Board compared each Fund’s gross management fee and total operating expense ratio on a net and gross basis with the median gross management fee and median expense ratio of a universe of comparable mutual funds compiled by the consultant, and a peer group of funds selected by that consultant from the universe of comparable funds. The Board reviewed the factors and methodology used by the consultant in the selection of each Fund’s peer group, including the consultant’s selection of a broad universe of funds, the more specific universe of comparable funds, and peer groups of funds with comparable investment strategies and asset levels, among other factors. The Board also reviewed any changes to the consultant’s methodology as compared to the prior year, including those resulting from the Adviser’s input, if any. With respect to certain Funds, the Board also reviewed fees and other information related to the Adviser’s management of similarly managed institutional or private accounts, and the differences in the services provided to the other accounts. The Board noted that none of the advisory fee arrangements for these Funds included breakpoints, which would be a structure that results in reduced fees as a fund grows. The Board also considered the Adviser’s commitment to limit expenses as discussed in more detail below.
As in prior years, in evaluating the Adviser’s performance, the Board also considered how the Adviser addressed challenges related to changing market conditions and legal and regulatory developments affecting the Funds.
To help it evaluate the fees and expenses of each Fund with a total net expense ratio that ranked within the fourth quartile (most expensive) in relation to funds in a peer group selected by an independent third-party consultant, the Board requested, and the Adviser provided, supplemental information about fee levels and the nature of the services provided on a Fund-by-Fund basis as described in greater detail below. When a Fund’s management fee or total expenses were higher than those of other funds in the peer group, the Board considered factors that contributed to the
Fund’s management fee or the Fund’s total expenses, including, among other things, whether the Fund requires specific or specialized portfolio management, administration or oversight needs; the size of the Fund’s assets in relation to its peers; whether the Fund has experienced sustained redemptions leading to decreased assets; and the factors that resulted in, for example, rapid or recent changes in expenses. The Board also considered the extent to which the Adviser waives management fees and/or reimburses any Fund for other Fund-level expenses, including the extent to which any such waivers or reimbursements were applied at different rates for different share classes. The Board asked for and received information to help it evaluate the process that the Adviser uses to monitor whether any such waiver or reimbursement resulted in any potential
“cross-subsidization” of one share class by another share class.
The Board also reviewed the compliance and administrative services provided to the Funds by the Adviser and its affiliates, including the Adviser’s oversight of the Funds’ day-to-day operations and oversight of Fund accounting, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Funds and the Trust.
With respect to the Global Energy Transition Fund, the Board also considered information concerning the fee paid to the Sub-Adviser under the Sub-Advisory Agreement. The Board considered the relative roles and responsibilities of the Adviser and Sub-Adviser with respect to the
Fund and noted that, among other things: (1) the sub-advisory fees for the Fund are paid by the Adviser and, therefore, are not a direct expense of the Fund; and (2) the Adviser supervises the Sub-Adviser. The Board also considered the Adviser’s representation that the fees to be paid to the Sub-Adviser are within the range of sub-advisory fees paid to other sub-advisers for similar services. The Board reviewed fees and other information related to the Sub-Adviser’s management of similarly managed institutional or private accounts, and the differences in the services provided to the other accounts. The Board recognized that because the sub-advisory fees are paid by the Adviser, any arrangement by the Sub-
Adviser to either increase or reduce its fee would have no direct impact on the Fund or its shareholders.
The Board reviewed each Fund’s performance over one-, three-, five- and ten-year periods (as applicable) against the performance of the Fund’s selected peer group and benchmark index. The Board recognized that the performance of the Fund and the peer group funds are net of expenses, while the performance of the benchmark index reflects gross returns.
When a Fund underperformed the funds in its selected peer group and/or benchmark index for any of the periods reported, the Board considered the magnitude and duration of that underperformance relative to the selected peer group and/or benchmark index (e.g., the amount by which a
Fund underperformed, including, for example, whether the Fund slightly underperformed or significantly underperformed its benchmark both in absolute and relative terms). For those Funds identified as having underperformed the selected peer group and/or benchmark index for multiple periods of time, the Board further inquired into the circumstances of its underperformance, including with respect to significant differences in investment strategy or securities exposure of the Fund as compared to its benchmark index and selected peer group. In these cases, the Board discussed with the Adviser each such Fund’s performance, potential reasons for the relative performance, and, if necessary, steps that the
Adviser had taken, or intends to take, to improve performance, including, as appropriate, matters relating to staffing levels, and portfolio trading strategies, among other things.
When a Fund’s gross management fee, net management fee (gross management fees less any fees waived or expenses reimbursed by the
Adviser) or total net expenses ranked in the fourth quartile (most expensive), the Board considered the magnitude of differences relative to the selected peer group (e.g., the amount by which a Fund’s expenses differed, including, for example, whether the Fund’s fees and expenses were slightly or significantly higher as compared to funds in its selected peer group). The Board also considered the types of expenses paid by the funds in the Funds’ selected peer groups noting, for example, that certain funds in the Funds’ selected peer groups do not pay rule 12b-1 fees, and the changes in the selected peer groups as compared to prior years.

Supplemental Information — continued
December 31, 2024
Victory Portfolios
53
(Unaudited)
The Board also met with the portfolio managers of the Funds during the 12 months prior to voting on the contract renewal to discuss the Funds’
performance, and received a report each quarter on the Funds’ performance, among other things, from the Adviser’s President of Investment
Franchises & Solutions and Head of Product & Strategy. The Board also considered the Adviser’s responsiveness with respect to the relative performance. The Board recognized that the performance data reflects a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board further acknowledged that long-term performance could be affected by even one period of significant outperformance or underperformance. In this regard, the Board noted that performance, especially short-term performance, is only one of the factors that it deems relevant to its consideration of the Agreement.
The Board reviewed various other specific factors with respect to each Fund, as described below. In their deliberations, the Trustees did not rank the importance of any particular information or factor considered and each Trustee may have attributed different weights to various factors.
Global Energy Transition Fund:
Performance . The Board noted that effective May 1, 2021, the Fund changed its principal investment strategy and name. The Board compared the Fund’s Class A performance for the one-, three-, five- and ten-year periods ended June 30, 2024, to that of the median performance of the
Fund’s peer group and benchmark index for the same periods and considered the fact that the Fund underperformed the benchmark index for the one- and ten-year periods, outperformed the benchmark index for the three- and five-year periods, underperformed the peer group median for the one- and ten-year periods, and outperformed the peer group median for the three- and five-year periods.
Fees and Expenses . The Board considered that, as compared to other funds in the Fund’s peer group, the Fund’s gross management fee ranked in the fourth quartile (most expensive), the Fund’s net management fee (gross management fees less any fees waived or expenses reimbursed by the Adviser) ranked in the fourth quartile (most expensive) and the Fund’s total net expenses ranked in the fourth quartile (most expensive).
The Board also considered that the Fund benefited from a contractual agreement with the Adviser pursuant to which the Adviser waives and/or reimburses expenses for certain classes of the Fund’s shares, and that it believed that the waivers and/or reimbursements likely would stabilize the Fund’s expenses for those share classes during that period.
In evaluating the Agreement, the Board considered, in addition to those considerations described above and among other things: (1) the Fund’s management fee compared to comparable mutual funds; (2) the Fund’s total expense ratio compared to comparable mutual funds; (3) that the
Adviser’s willingness to limit the expenses of certain classes for a period of time likely would stabilize the Fund’s expenses for those share classes during that period; and (4) any discussions the Board had with the Adviser as outlined above. Taking these factors, among others, into consideration, the Board concluded that the Agreement continued to be in the best interests of the Fund’s shareholders.
RS Investors Fund:
Performance . The Board compared the Fund’s Class A performance for the one-, three-, five- and ten-year periods ended June 30, 2024, to that of the median performance of the Fund’s peer group and benchmark index for the same periods and considered the fact that the Fund outperformed the benchmark index for the one-, three- and five-year periods, underperformed the benchmark index for the ten-year period, outperformed the peer group median for the one-, three- and five-year periods, and underperformed the peer group median for the ten-year period.
Fees and Expenses. The Board considered that, as compared to other funds in the Fund’s peer group, the Fund’s gross management fee ranked in the fourth quartile (most expensive), the Fund’s net management fee (gross management fees less any fees waived or expenses reimbursed by the Adviser) ranked in the fourth quartile (most expensive) and the Fund’s total net expenses ranked in the fourth quartile (most expensive).
The Board also considered that the Fund benefited from a contractual agreement with the Adviser pursuant to which the Adviser waives and/or reimburses expenses for certain classes of the Fund’s shares, and that it believed that the waivers and/or reimbursements likely would stabilize the Fund’s expenses for those share classes during that period.
In evaluating the Agreement, the Board considered, in addition to those considerations described above and among other things: (1) the Fund’s management fee compared to comparable mutual funds; (2) the Fund’s total expense ratio compared to comparable mutual funds; (3) that the
Adviser’s willingness to limit the expenses of certain classes for a period of time likely would stabilize the Fund’s expenses for those share classes during that period; and (4) any discussions the Board had with the Adviser as outlined above. Taking these factors, among others, into consideration, the Board concluded that the Agreement continued to be in the best interests of the Fund’s shareholders.
RS Large Cap Alpha Fund:
Performance . The Board compared the Fund’s Class A performance for the one-, three-, five- and ten-year periods ended June 30, 2024, to that of the median performance of the Fund’s peer group and benchmark index for the same periods and considered the fact that the Fund outperformed the benchmark index and the peer group median for all of the periods reviewed.
Fees and Expenses . The Board considered that, as compared to other funds in the Fund’s peer group, the Fund’s gross management fee ranked in the first quartile (least expensive), the Fund’s net management fee (gross management fees less any fees waived or expenses reimbursed by the
Adviser) ranked in the first quartile (least expensive) and the Fund’s total net expenses ranked in the first quartile (least expensive). The Board also considered that the Fund benefited from a contractual agreement with the Adviser pursuant to which the Adviser waives and/or reimburses expenses for certain classes of the Fund’s shares, and that it believed that the waivers and/or reimbursements likely would stabilize the Fund’s expenses for those share classes during that period.
In evaluating the Agreement, the Board considered, in addition to those considerations described above and among other things: (1) the Fund’s management fee compared to comparable mutual funds; (2) the Fund’s total expense ratio compared to comparable mutual funds; (3) that the

Supplemental Information — continued
December 31, 2024
Victory Portfolios
54
(Unaudited)
Adviser’s willingness to limit the expenses of certain classes for a period of time likely would stabilize the Fund’s expenses for those share classes during that period; and (4) any discussions the Board had with the Adviser as outlined above. Taking these factors, among others, into consideration, the Board concluded that the Agreement continued to be in the best interests of the Fund’s shareholders.
RS Partners Fund:
Performance . The Board compared the Fund’s Class A performance for the one-, three-, five- and ten-year periods ended June 30, 2024, to that of the median performance of the Fund’s peer group and benchmark index for the same periods and considered the fact that the Fund outperformed both the benchmark index and the peer group median for all of the periods reviewed. The Board noted that the Adviser reduced the Fund’s management fee in June 2023.
Fees and Expenses . The Board considered that, as compared to other funds in the Fund’s peer group, the Fund’s gross management fee ranked in the second quartile, the Fund’s net management fee (gross management fees less any fees waived or expenses reimbursed by the Adviser)
ranked in the third quartile and the Fund’s total net expenses ranked in the third quartile. The Board also considered that the Fund benefited from a contractual agreement with the Adviser pursuant to which the Adviser waives and/or reimburses expenses for certain classes of the Fund’s shares, and that it believed that the waivers and/or reimbursements likely would stabilize the Fund’s expenses for those share classes during that period.
In evaluating the Agreement, the Board considered, in addition to those considerations described above and among other things: (1) the Fund’s management fee compared to comparable mutual funds; (2) the Fund’s total expense ratio compared to comparable mutual funds; (3) that the
Adviser’s willingness to limit the expenses of certain classes for a period of time likely would stabilize the Fund’s expenses for those share classes during that period; and (4) any discussions the Board had with the Adviser as outlined above. Taking these factors, among others, into consideration, the Board concluded that the Agreement continued to be in the best interests of the Fund’s shareholders.
RS Value Fund:
Performance . The Board compared the Fund’s Class A performance for the one-, three-, five- and ten-year periods ended June 30, 2024, to that of the median performance of the Fund’s peer group and benchmark index for the same periods and considered the fact that the Fund underperformed the benchmark index for the one-, five- and ten-year periods, outperformed the benchmark index for the three-year periods, underperformed the peer group median for the one- and five-year periods, and outperformed the peer group median for the three- and ten-year periods.
Fees and Expenses . The Board considered that, as compared to other funds in the Fund’s peer group, the Fund’s gross management fee ranked in the fourth quartile (most expensive), the Fund’s net management fee (gross management fees less any fees waived or expenses reimbursed by the Adviser) ranked in the fourth quartile (most expensive) and the Fund’s total net expenses ranked in the fourth quartile (most expensive).
The Board also considered that the Fund benefited from a contractual agreement with the Adviser pursuant to which the Adviser waives and/or reimburses expenses for certain classes of the Fund’s shares, and that it believed that the waivers and/or reimbursements likely would stabilize the Fund’s expenses for those share classes during that period.
In evaluating the Agreement, the Board considered, in addition to those considerations described above and among other things: (1) the Fund’s management fee compared to comparable mutual funds; (2) the Fund’s total expense ratio compared to comparable mutual funds; (3) that the
Adviser’s willingness to limit the expenses of certain classes for a period of time likely would stabilize the Fund’s expenses for those share classes during that period; and (4) any discussions the Board had with the Adviser as outlined above. Taking these factors, among others, into consideration, the Board concluded that the Agreement continued to be in the best interests of the Fund’s shareholders.
Conclusion:
Based on its review of the information requested and provided, and following extended discussions, the Board determined that: (i) the Adviser’s services benefitted each Fund’s shareholders, particularly in light of the nature of each Fund and the services required to support each Fund; (ii) it was generally satisfied with the nature, quality and extent of the services provide by the Adviser to each Fund; and (iii) the Agreement, on behalf of each Fund discussed above, was consistent with the best interests of each Fund and its shareholders. Accordingly, the Board unanimously approved the Agreement, on behalf of each Fund, for an additional annual period on the basis of the foregoing review and discussions and the following considerations, among others:
The fairness and reasonableness of the investment advisory fee payable to the Adviser under the Agreement in light of the investment advisory services provided, the costs of these services, the profitability of the Adviser’s relationship with each Fund and the comparability of the fee paid to the fees paid by other investment companies;
The nature, quality and extent of the investment advisory services provided by the Adviser;
The Adviser’s entrepreneurial commitment to the management of each Fund and the creation of a broad-based family of funds, which entails a substantial commitment of the Adviser’s resources to the successful operation of each Fund;
The Adviser’s representations regarding its staffing and capabilities to manage each Fund, including the retention of personnel with relevant portfolio management experience;
The Adviser’s efforts to enhance investment results by, among other things, developing and supporting quality portfolio management teams;
The Adviser’s oversight of the Sub-Adviser; and

Supplemental Information — continued
December 31, 2024
Victory Portfolios
55
(Unaudited)
The overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies and perfor-
mance of the Adviser.
Based on its review of the information requested and provided, and following extended discussions, the Board concluded, among other things, that the Sub-Advisory Agreement, with respect to the Global Energy Transition Fund, was consistent with the best interests of the Fund and its shareholders and unanimously approved the Sub-Advisory Agreement (including the fees to be charged for services thereunder), on the basis of the foregoing review and discussions and the following considerations, among others:
The fairness and reasonableness of the investment advisory fee payable to the Sub-Adviser under the Sub-Advisory Agreement in light of the investment advisory services provided, the costs of these services and the estimated profitability of the Sub-Adviser’s relationship with the
Fund;
The relative roles and responsibilities of the Adviser and the Sub-Adviser under the Sub-Advisory Agreement;
The nature, quality and extent of the investment advisory services provided by the portfolio management team of the Sub-Adviser, which have resulted in the Fund achieving its stated investment objective;
The Sub-Adviser’s representations regarding its staffing and capabilities to manage the Fund; and
The overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies and perfor-
mance of the Sub-Adviser.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
800-539-FUND (800-539-3863)
800-235-8396 for Member Class
VPRSVF-AR (12/24)

December 31, 2024
Annual Report: Full Financials
Victory RS Small Cap Growth Fund
Victory RS Select Growth Fund
Victory RS Mid Cap Growth Fund
Victory RS Growth Fund
Victory RS Science and Technology Fund
Victory RS Small Cap Equity Fund

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Portfolios
1
Schedules of Portfolio Investments
Victory RS Small Cap Growth Fund
3
Victory RS Select Growth Fund
6
Victory RS Mid Cap Growth Fund
8
Victory RS Growth Fund
10
Victory RS Science and Technology Fund
12
Victory RS Small Cap Equity Fund
15
Financial Statements
Statements of Assets and Liabilities
17
Statements of Operations
19
Statements of Changes in Net Assets
21
Financial Highlights
25
Notes to Financial Statements 48
Report of Independent Registered Public Accounting Firm 57
Supplemental Information (Unaudited)
Additional Federal Income Tax Information
58
Advisory Contract Approval
59

2
Call Victory at:
800-539-FUND (800-539-3863)
800-235-8396 for Member Class
Visit our website at:
vcm.com
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call 800-539-3863 (800-235-8396 for Member Class) and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
The Funds are distributed by Victory Capital Services, Inc. Victory Capital Management Inc. is the investment adviser to the Funds and receives fees from the Funds for performing services for the Funds.
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the
Victory Funds.
For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at vcm.com or call
800-539-3863 (800-235-8396 for Member Class). Read it carefully before you invest or send money.
The information in this report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the Funds, markets or securities mentioned herein should not be considered to be indicative of future results.
NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

Schedule of Portfolio Investments
December 31, 2024
Victory Portfolios
Victory RS Small Cap Growth Fund
3
See notes to financial statements.
Security Description Shares Value
Common Stocks (99.0%)
Communication Services (0.9%):
Reddit, Inc. , Class A (a) ................................................... 28,030 $ 4,581,223
Consumer Discretionary (10.7%):
American Eagle Outfitters, Inc. ............................................. 440,210 7,338,301
Champion Homes, Inc. (a) ................................................. 87,710 7,727,251
Modine Manufacturing Co. (a) .............................................. 64,000 7,419,520
RH (a) ............................................................... 11,360 4,471,182
Sweetgreen, Inc. , Class A (a) ............................................... 87,270 2,797,876
The Wendy's Co. ....................................................... 434,880 7,088,544
Under Armour, Inc. , Class C (a) ............................................. 1,214,640 9,061,215
Universal Technical Institute, Inc. (a) ......................................... 138,320 3,556,207
Wayfair, Inc. , Class A (a) .................................................. 59,200 2,623,744
52,083,840
Consumer Staples (3.8%):
Freshpet, Inc. (a) ........................................................ 21,330 3,159,186
The Honest Co., Inc. (a) ................................................... 492,760 3,414,827
The Vita Coco Co., Inc. (a) ................................................ 108,470 4,003,628
Utz Brands, Inc. ........................................................ 507,720 7,950,895
18,528,536
Energy (2.2%):
Matador Resources Co. ................................................... 96,130 5,408,274
Permian Resources Corp. ................................................. 212,810 3,060,208
Weatherford International PLC ............................................. 34,230 2,451,895
10,920,377
Financials (9.4%):
Euronet Worldwide, Inc. (a) ................................................ 68,990 7,094,932
FirstCash Holdings, Inc. .................................................. 48,470 5,021,492
Flywire Corp. (a) ....................................................... 220,040 4,537,225
Palomar Holdings, Inc. (a) ................................................. 35,190 3,715,712
Payoneer Global, Inc. (a) .................................................. 653,430 6,560,437
Shift4 Payments, Inc. , Class A (a) ............................................ 13,060 1,355,367
Walker & Dunlop, Inc. ................................................... 55,590 5,403,904
Wintrust Financial Corp. .................................................. 46,560 5,806,497
WisdomTree, Inc. ....................................................... 599,620 6,296,010
45,791,576
Health Care (24.8%):
AnaptysBio, Inc. (a) ..................................................... 98,910 1,309,568
Apellis Pharmaceuticals, Inc. (a) ............................................ 85,170 2,717,775
Apogee Therapeutics, Inc. (a) ............................................... 62,870 2,848,011
Arcellx, Inc. (a) ........................................................ 44,930 3,445,682
Biohaven Ltd. (a) ....................................................... 103,700 3,873,195
BioLife Solutions, Inc. (a) ................................................. 63,080 1,637,557
Crinetics Pharmaceuticals, Inc. (a) ........................................... 73,430 3,754,476
Disc Medicine, Inc. (a) ................................................... 63,690 4,037,946
Glaukos Corp. (a) ....................................................... 20,450 3,066,273
HealthEquity, Inc. (a) .................................................... 57,880 5,553,586
Ideaya Biosciences, Inc. (a) ................................................ 101,010 2,595,957
Insmed, Inc. (a) ......................................................... 87,590 6,047,213
Inspire Medical Systems, Inc. (a) ............................................ 18,810 3,486,998
Janux Therapeutics, Inc. (a) ................................................ 61,359 3,285,161
Krystal Biotech, Inc. (a) ................................................... 17,390 2,724,317
Lantheus Holdings, Inc. (a) ................................................ 25,220 2,256,181
Madrigal Pharmaceuticals, Inc. (a) (b) ......................................... 16,670 5,143,862
MoonLake Immunotherapeutics (a) .......................................... 52,480 2,841,792
PROCEPT BioRobotics Corp. (a) ............................................ 49,650 3,997,818
Protagonist Therapeutics, Inc. (a) ............................................ 65,800 2,539,880
RadNet, Inc. (a) ........................................................ 90,450 6,317,028
REVOLUTION Medicines, Inc. (a) .......................................... 112,190 4,907,191
RxSight, Inc. (a) ........................................................ 96,000 3,300,480
SI-BONE, Inc. (a) ....................................................... 149,600 2,097,392

Victory Portfolios
Victory RS Small Cap Growth Fund
4
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Shares Value
SpringWorks Therapeutics, Inc. (a) ........................................... 105,980 $ 3,829,057
Spyre Therapeutics, Inc. (a) ................................................ 84,748 1,972,933
Surgery Partners, Inc. (a) .................................................. 152,910 3,237,105
Tandem Diabetes Care, Inc. (a) .............................................. 149,860 5,397,957
Twist Bioscience Corp. (a) ................................................. 102,880 4,780,834
Vaxcyte, Inc. (a) ........................................................ 82,280 6,735,441
Vera Therapeutics, Inc. (a) ................................................. 67,080 2,836,813
Vericel Corp. (a) ........................................................ 96,330 5,289,480
Viridian Therapeutics, Inc. (a) .............................................. 128,800 2,469,096
120,334,055
Industrials (23.1%):
AAON, Inc. ........................................................... 43,480 5,116,726
AeroVironment, Inc. (a) ................................................... 31,300 4,816,757
Apogee Enterprises, Inc. .................................................. 52,000 3,713,320
Applied Industrial Technologies, Inc. ......................................... 34,430 8,244,952
Chart Industries, Inc. (a) .................................................. 36,059 6,881,500
FTAI Aviation Ltd. ...................................................... 83,260 11,992,770
Kirby Corp. (a) ......................................................... 49,110 5,195,838
Korn Ferry ........................................................... 36,950 2,492,277
Moog, Inc. , Class A ..................................................... 23,720 4,669,045
MSA Safety, Inc. ....................................................... 19,480 3,229,200
Mueller Water Products, Inc. , Class A ........................................ 124,900 2,810,250
NEXTracker, Inc. , Class A (a) .............................................. 81,790 2,987,789
Paylocity Holding Corp. (a) ................................................ 36,920 7,364,432
Powell Industries, Inc. ................................................... 13,950 3,092,018
Primoris Services Corp. .................................................. 78,430 5,992,052
RXO, Inc. (a) .......................................................... 254,030 6,056,075
Simpson Manufacturing Co., Inc. ........................................... 20,230 3,354,741
SPX Technologies, Inc. (a) ................................................. 50,480 7,345,850
Tecnoglass, Inc. ........................................................ 60,310 4,783,789
The AZEK Co., Inc. (a) ................................................... 109,620 5,203,661
Watts Water Technologies, Inc. , Class A ....................................... 9,780 1,988,274
Zurn Elkay Water Solutions Corp. ........................................... 128,800 4,804,240
112,135,556
Information Technology (21.0%):
ACI Worldwide, Inc. (a) .................................................. 93,590 4,858,257
Appfolio, Inc. , Class A (a) ................................................. 15,150 3,737,808
Badger Meter, Inc. ...................................................... 10,500 2,227,260
Box, Inc. , Class A (a) .................................................... 141,250 4,463,500
Braze, Inc. , Class A (a) ................................................... 85,160 3,566,501
Confluent, Inc. , Class A (a) ................................................ 187,950 5,255,082
Credo Technology Group Holding Ltd. (a) ..................................... 78,360 5,266,576
CyberArk Software Ltd. (a) ................................................ 11,430 3,807,905
Fabrinet (a) ............................................................ 33,590 7,385,769
Gitlab, Inc. , Class A (a) ................................................... 132,350 7,457,922
Globant SA (a) ......................................................... 19,620 4,206,920
Itron, Inc. (a) .......................................................... 57,120 6,202,090
MACOM Technology Solutions Holdings, Inc. (a) ................................ 49,063 6,373,774
Onto Innovation, Inc. (a) .................................................. 24,270 4,045,081
Q2 Holdings, Inc. (a) ..................................................... 60,450 6,084,293
Semtech Corp. (a) ....................................................... 175,540 10,857,149
ServiceTitan, Inc. (a) ..................................................... 35,590 3,661,143
SimilarWeb Ltd. (a) ...................................................... 151,250 2,143,213
Varonis Systems, Inc. (a) .................................................. 182,780 8,120,915
Zeta Global Holdings Corp. , Class A (a) ....................................... 119,190 2,144,228
101,865,386
Materials (2.6%):
Avient Corp. .......................................................... 107,540 4,394,084
Balchem Corp. ......................................................... 29,410 4,793,683
Summit Materials, Inc. , Class A (a) .......................................... 66,950 3,387,670
12,575,437

Victory Portfolios
Victory RS Small Cap Growth Fund
5
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Shares Value
Real Estate (0.5%):
National Storage Affiliates Trust ............................................ 64,960 $ 2,462,634
Total Common Stocks (Cost $398,824,701) 481,278,620
Collateral for Securities Loaned (1.1%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 4 .41% (c) ........ 1,311,750 1,311,750
HSBC U.S. Government Money Market Fund, Institutional Shares , 4 .38% (c) ............ 1,311,750 1,311,750
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 4 .41% (c) . 2,623,500 2,623,500
Total Collateral for Securities Loaned (Cost $5,247,000) 5,247,000
Total Investments (Cost $404,071,701) — 100.1% 486,525,620
Liabilities in excess of other assets — (0.1)% (500,336)
NET ASSETS - 100.00% $ 486,025,284
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Rate disclosed is the daily yield on December 31, 2024.
PLC
—
Public Limited Company

Schedule of Portfolio Investments
December 31, 2024
Victory Portfolios
Victory RS Select Growth Fund
6
See notes to financial statements.
Security Description Shares . Value
Common Stocks (99.0%)
Communication Services (3.0%):
Reddit, Inc., Class A(a) ................................................... 17,750 $ 2,901,060
Consumer Discretionary (9.3%):
American Eagle Outfitters, Inc. ............................................. 143,747 2,396,262
Champion Homes, Inc.(a) ................................................. 22,070 1,944,367
Churchill Downs, Inc. .................................................... 20,040 2,676,142
Ollie's Bargain Outlet Holdings, Inc.(a) ....................................... 3,450 378,568
RH(a) ............................................................... 3,920 1,542,873
8,938,212
Consumer Staples (4.1%):
BJ's Wholesale Club Holdings, Inc.(a) ........................................ 20,540 1,835,249
Freshpet, Inc.(a) ........................................................ 9,420 1,395,196
The Vita Coco Co., Inc.(a) ................................................ 19,180 707,934
3,938,379
Energy (2.1%):
Matador Resources Co. ................................................... 23,450 1,319,297
Weatherford International PLC ............................................. 9,960 713,435
2,032,732
Financials (11.8%):
Euronet Worldwide, Inc.(a) ................................................ 19,680 2,023,891
FirstCash Holdings, Inc. .................................................. 15,750 1,631,700
Payoneer Global, Inc.(a) .................................................. 166,210 1,668,748
Shift4 Payments, Inc., Class A(a) ............................................ 10,210 1,059,594
Walker & Dunlop, Inc. ................................................... 15,870 1,542,723
Wintrust Financial Corp. .................................................. 13,950 1,739,705
WisdomTree, Inc.(b) ..................................................... 155,560 1,633,380
11,299,741
Health Care (21.3%):
Apellis Pharmaceuticals, Inc.(a) ............................................ 39,900 1,273,209
HealthEquity, Inc.(a) .................................................... 12,650 1,213,768
Insmed, Inc.(a) ......................................................... 24,910 1,719,786
Inspire Medical Systems, Inc.(a) ............................................ 5,470 1,014,029
Krystal Biotech, Inc.(a) ................................................... 5,590 875,729
Madrigal Pharmaceuticals, Inc.(a) ........................................... 5,490 1,694,049
Natera, Inc.(a) ......................................................... 18,470 2,923,801
Neurocrine Biosciences, Inc.(a) ............................................. 15,540 2,121,210
Sarepta Therapeutics, Inc.(a) ............................................... 14,380 1,748,464
SpringWorks Therapeutics, Inc.(a) ........................................... 62,150 2,245,480
Tandem Diabetes Care, Inc.(a) .............................................. 38,540 1,388,211
Vericel Corp.(a) ........................................................ 29,440 1,616,550
Waystar Holding Corp.(a) ................................................. 17,430 639,681
20,473,967
Industrials (22.5%):
AAON, Inc. ........................................................... 13,190 1,552,199
AeroVironment, Inc.(a) ................................................... 7,680 1,181,875
Applied Industrial Technologies, Inc. ......................................... 8,620 2,064,231
Builders FirstSource, Inc.(a) ............................................... 8,240 1,177,743
BWX Technologies, Inc. .................................................. 13,680 1,523,815
Chart Industries, Inc.(a) .................................................. 10,600 2,022,904
Clean Harbors, Inc.(a) ................................................... 10,340 2,379,648
Curtiss-Wright Corp. .................................................... 2,100 745,227
FTAI Aviation Ltd. ...................................................... 19,080 2,748,283
Paylocity Holding Corp.(a) ................................................ 7,650 1,525,946
Saia, Inc.(a) ........................................................... 3,660 1,667,972
Tecnoglass, Inc. ........................................................ 18,490 1,466,627
The AZEK Co., Inc.(a) ................................................... 32,300 1,533,281
21,589,751
Information Technology (23.6%):
Appfolio, Inc., Class A(a) ................................................. 5,000 1,233,600
Check Point Software Technologies Ltd.(a) .................................... 15,450 2,884,515

Victory Portfolios
Victory RS Select Growth Fund
7
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Shares . Value
Coherent Corp.(a) ...................................................... 10,270 $ 972,877
CyberArk Software Ltd.(a) ................................................ 7,190 2,395,349
Dynatrace, Inc.(a) ...................................................... 35,090 1,907,141
Fabrinet(a) ............................................................ 6,240 1,372,051
Gitlab, Inc., Class A(a) ................................................... 15,570 877,369
Globant SA(a) ......................................................... 6,820 1,462,344
MACOM Technology Solutions Holdings, Inc.(a) ................................ 12,460 1,618,679
Onto Innovation, Inc.(a) .................................................. 6,180 1,030,021
Procore Technologies, Inc.(a) .............................................. 20,300 1,521,079
Q2 Holdings, Inc.(a) ..................................................... 16,030 1,613,420
Semtech Corp.(a) ....................................................... 39,830 2,463,485
Trimble, Inc.(a) ........................................................ 18,430 1,302,264
22,654,194
Materials (1.3%):
Avient Corp. .......................................................... 31,120 1,271,563
Total Common Stocks (Cost $77,279,079) 95,099,599
Collateral for Securities Loaned (1.4%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.41%(c) ........ 330,000 330,000
HSBC U.S. Government Money Market Fund, Institutional Shares, 4.38%(c) ............ 330,000 330,000
Invesco Government & Agency Portfolio, Institutional Shares, 4.40%(c) ............... 330,000 330,000
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 4.41%(c) . 330,000 330,000
Total Collateral for Securities Loaned (Cost $1,320,000) 1,320,000
Total Investments (Cost $78,599,079) — 100.4% 96,419,599
Liabilities in excess of other assets — (0.4)% (423,371)
NET ASSETS - 100.00% $ 95,996,228
At December 31, 2024, the Fund's investments in foreign securities were 8.5% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Rate disclosed is the daily yield on December 31, 2024.
PLC
—
Public Limited Company

Schedule of Portfolio Investments
December 31, 2024
Victory Portfolios
Victory RS Mid Cap Growth Fund
8
See notes to financial statements.
Security Description Shares Value
Common Stocks (99.8%)
Communication Services (8.9%):
Pinterest, Inc. , Class A (a) ................................................. 32,410 $ 939,890
Reddit, Inc. , Class A (a) ................................................... 13,220 2,160,677
ROBLOX Corp. , Class A (a) ............................................... 19,670 1,138,106
Take-Two Interactive Software, Inc. (a) ........................................ 3,260 600,101
The Trade Desk, Inc. , Class A (a) ............................................ 16,780 1,972,153
6,810,927
Consumer Discretionary (12.1%):
American Eagle Outfitters, Inc. ............................................. 51,290 855,004
Burlington Stores, Inc. (a) ................................................. 4,930 1,405,346
Champion Homes, Inc. (a) ................................................. 12,420 1,094,202
Churchill Downs, Inc. .................................................... 12,530 1,673,256
Ollie's Bargain Outlet Holdings, Inc. (a) ....................................... 2,080 228,239
RH (a) ............................................................... 1,560 614,000
The Wendy's Co. ....................................................... 66,470 1,083,461
Ulta Beauty, Inc. (a) ..................................................... 2,140 930,750
Under Armour, Inc. , Class C (a) ............................................. 179,290 1,337,504
9,221,762
Consumer Staples (2.4%):
BJ's Wholesale Club Holdings, Inc. (a) ........................................ 4,340 387,779
Freshpet, Inc. (a) ........................................................ 2,040 302,145
Maplebear, Inc. (a) ...................................................... 15,970 661,477
Utz Brands, Inc. ........................................................ 30,190 472,775
1,824,176
Energy (2.8%):
Cheniere Energy, Inc. .................................................... 2,940 631,718
Diamondback Energy, Inc. ................................................ 2,210 362,064
Matador Resources Co. ................................................... 7,910 445,017
Permian Resources Corp. ................................................. 50,340 723,889
2,162,688
Financials (15.4%):
Ameriprise Financial, Inc. ................................................. 3,090 1,645,209
Apollo Global Management, Inc. ............................................ 3,860 637,518
Block, Inc. (a) .......................................................... 7,940 674,821
Coinbase Global, Inc. , Class A (a) ........................................... 4,560 1,132,248
Euronet Worldwide, Inc. (a) ................................................ 11,580 1,190,887
FirstCash Holdings, Inc. .................................................. 3,700 383,320
Kinsale Capital Group, Inc. ................................................ 1,640 762,813
LPL Financial Holdings, Inc. ............................................... 2,290 747,708
MSCI, Inc. ........................................................... 1,500 900,015
Shift4 Payments, Inc. , Class A (a) ............................................ 3,840 398,515
Toast, Inc. , Class A (a) .................................................... 14,560 530,712
Tradeweb Markets, Inc. , Class A ............................................ 7,890 1,032,959
Wintrust Financial Corp. .................................................. 5,830 727,059
WisdomTree, Inc. ....................................................... 100,190 1,051,995
11,815,779
Health Care (14.1%):
Alnylam Pharmaceuticals, Inc. (a) ........................................... 4,720 1,110,663
Apellis Pharmaceuticals, Inc. (a) ............................................ 10,200 325,482
Argenx SE , ADR (a) ..................................................... 610 375,150
Cencora, Inc. .......................................................... 4,740 1,064,983
Dexcom, Inc. (a) ........................................................ 8,540 664,156
HealthEquity, Inc. (a) .................................................... 6,790 651,501
IDEXX Laboratories, Inc. (a) ............................................... 1,500 620,160
Inspire Medical Systems, Inc. (a) ............................................ 3,150 583,947
Insulet Corp. (a) ........................................................ 5,030 1,313,182
IQVIA Holdings, Inc. (a) .................................................. 3,130 615,076
Natera, Inc. (a) ......................................................... 12,950 2,049,985
Sarepta Therapeutics, Inc. (a) ............................................... 3,940 479,065

Victory Portfolios
Victory RS Mid Cap Growth Fund
9
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Shares Value
Veeva Systems, Inc. , Class A (a) ............................................. 4,450 $ 935,612
10,788,962
Industrials (19.1%):
AAON, Inc. ........................................................... 6,800 800,224
Axon Enterprise, Inc. (a) .................................................. 1,990 1,182,697
Builders FirstSource, Inc. (a) ............................................... 5,850 836,141
BWX Technologies, Inc. .................................................. 6,850 763,021
Chart Industries, Inc. (a) .................................................. 4,420 843,513
Clean Harbors, Inc. (a) ................................................... 5,000 1,150,700
Comfort Systems USA, Inc. ............................................... 1,260 534,316
Curtiss-Wright Corp. .................................................... 1,980 702,643
Flowserve Corp. ........................................................ 7,960 457,859
FTAI Aviation Ltd. ...................................................... 15,290 2,202,372
HEICO Corp. , Class A ................................................... 4,360 811,309
Quanta Services, Inc. .................................................... 1,410 445,630
Saia, Inc. (a) ........................................................... 2,910 1,326,174
Verisk Analytics, Inc. .................................................... 3,650 1,005,319
Vertiv Holdings Co. , Class A ............................................... 10,540 1,197,449
Xylem, Inc. ........................................................... 3,260 378,225
14,637,592
Information Technology (24.3%):
Amphenol Corp. , Class A ................................................. 10,430 724,363
AppLovin Corp. , Class A (a) ............................................... 11,680 3,782,334
Coherent Corp. (a) ...................................................... 7,840 742,683
Datadog, Inc. , Class A (a) ................................................. 16,200 2,314,818
Dynatrace, Inc. (a) ...................................................... 20,740 1,127,219
Fair Isaac Corp. (a) ...................................................... 580 1,154,739
HubSpot, Inc. (a) ....................................................... 2,010 1,400,508
MACOM Technology Solutions Holdings, Inc. (a) ................................ 5,870 762,572
MicroStrategy, Inc. (a) .................................................... 1,480 428,638
MongoDB, Inc. (a) ...................................................... 1,880 437,683
Monolithic Power Systems, Inc. ............................................ 1,430 846,131
Palantir Technologies, Inc. , Class A (a) ........................................ 28,120 2,126,716
Samsara, Inc. , Class A (a) ................................................. 12,400 541,756
Synopsys, Inc. (a) ....................................................... 1,430 694,065
Trimble, Inc. (a) ........................................................ 14,030 991,360
Zscaler, Inc. (a) ......................................................... 2,930 528,601
18,604,186
Materials (0.7%):
Avient Corp. .......................................................... 12,390 506,255
Total Common Stocks (Cost $56,733,009) 76,372,327
Total Investments (Cost $56,733,009) — 99.8% 76,372,327
Other assets in excess of liabilities — 0.2% 140,908
NET ASSETS - 100.00% $ 76,513,235
(a) Non-income producing security.
ADR
—
American Depositary Receipt

Schedule of Portfolio Investments
December 31, 2024
Victory Portfolios
Victory RS Growth Fund
10
See notes to financial statements.
Security Description Shares . Value
Common Stocks (99.2%)
Communication Services (14.6%):
Alphabet, Inc. , Class C ................................................... 101,490 $ 19,327,756
Meta Platforms, Inc. , Class A .............................................. 31,830 18,636,783
Netflix, Inc. (a) ......................................................... 9,750 8,690,370
The Trade Desk, Inc. , Class A (a) ............................................ 33,420 3,927,853
50,582,762
Communications Equipment (1.6%):
Arista Networks, Inc. (a) .................................................. 49,640 5,486,709
Consumer Discretionary (13.0%):
Amazon.com, Inc. (a) .................................................... 85,590 18,777,590
Burlington Stores, Inc. (a) ................................................. 19,280 5,495,957
Tesla, Inc. (a) .......................................................... 37,510 15,148,038
Ulta Beauty, Inc. (a) ..................................................... 13,100 5,697,583
45,119,168
Consumer Staples (0.5%):
Colgate-Palmolive Co. ................................................... 19,570 1,779,109
Energy (0.4%):
Diamondback Energy, Inc. ................................................ 8,100 1,327,023
Financials (7.0%):
Fiserv, Inc. (a) .......................................................... 10,610 2,179,506
The Progressive Corp. ................................................... 26,260 6,292,159
Tradeweb Markets, Inc. , Class A ............................................ 32,660 4,275,847
Visa, Inc. , Class A ...................................................... 37,107 11,727,296
24,474,808
Health Care (7.8%):
Dexcom, Inc. (a) ........................................................ 23,600 1,835,372
Eli Lilly & Co. ......................................................... 17,260 13,324,720
Intuitive Surgical, Inc. (a) ................................................. 9,290 4,849,008
Natera, Inc. (a) ......................................................... 22,780 3,606,074
Vertex Pharmaceuticals, Inc. (a) ............................................. 8,450 3,402,815
27,017,989
Industrials (5.0%):
Builders FirstSource, Inc. (a) ............................................... 17,070 2,439,815
Clean Harbors, Inc. (a) ................................................... 16,560 3,811,118
HEICO Corp. , Class A ................................................... 17,970 3,343,858
Quanta Services, Inc. .................................................... 10,880 3,438,624
Saia, Inc. (a) ........................................................... 9,810 4,470,711
17,504,126
IT Services (1.4%):
Snowflake, Inc. , Class A (a) ................................................ 30,570 4,720,314
Semiconductors & Semiconductor Equipment (16.2%):
Broadcom, Inc. ........................................................ 41,530 9,628,315
Lam Research Corp. ..................................................... 40,840 2,949,873
Monolithic Power Systems, Inc. ............................................ 5,910 3,496,947
NVIDIA Corp. ......................................................... 298,350 40,065,422
56,140,557
Software (20.8%):
AppLovin Corp. , Class A (a) ............................................... 8,080 2,616,546
Autodesk, Inc. (a) ....................................................... 11,890 3,514,327
Crowdstrike Holdings, Inc. , Class A (a) ....................................... 11,510 3,938,262
Fair Isaac Corp. (a) ...................................................... 1,820 3,623,493
Intuit, Inc. ............................................................ 5,400 3,393,900
Microsoft Corp. ........................................................ 88,540 37,319,610
Oracle Corp. .......................................................... 29,660 4,942,542
Palo Alto Networks, Inc. (a) ................................................ 19,740 3,591,890
ServiceNow, Inc. (a) ..................................................... 6,330 6,710,560
Synopsys, Inc. (a) ....................................................... 6,530 3,169,401
72,820,531

Victory Portfolios
Victory RS Growth Fund
11
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Shares . Value
Technology Hardware, Storage & Peripherals (10.9%):
Apple, Inc. ........................................................... 151,518 $ 37,943,138
Total Common Stocks (Cost $135,167,462) 344,916,234
Total Investments (Cost $135,167,462) — 99.2% 344,916,234
Other assets in excess of liabilities — 0.8% 2,812,537
NET ASSETS - 100.00% $ 347,728,771
(a) Non-income producing security.

Schedule of Portfolio Investments
December 31, 2024
Victory Portfolios
Victory RS Science and Technology Fund
12
See notes to financial statements.
t
Security Description Shares Value
Common Stocks (99.5%)
Communication Services (14.1%):
Meta Platforms, Inc. , Class A .............................................. 24,380 $ 14,274,734
Netflix, Inc. (a) ......................................................... 6,580 5,864,885
Reddit, Inc. , Class A (a) ................................................... 34,570 5,650,121
Take-Two Interactive Software, Inc. (a) ........................................ 15,990 2,943,439
28,733,179
Consumer Discretionary (4.5%):
Amazon.com, Inc. (a) .................................................... 41,550 9,115,655
Electronic Equipment, Instruments & Components (2.4%):
Coherent Corp. (a) ...................................................... 19,600 1,856,708
Trimble, Inc. (a) ........................................................ 43,400 3,066,644
4,923,352
Financials (2.9%):
Shift4 Payments, Inc. , Class A (a) ............................................ 26,590 2,759,510
Visa, Inc. , Class A ...................................................... 10,330 3,264,693
6,024,203
Health Care (24.0%):
Absci Corp. (a) (b) ....................................................... 96,100 251,782
AnaptysBio, Inc. (a) ..................................................... 38,630 511,461
Apellis Pharmaceuticals, Inc. (a) ............................................ 67,583 2,156,574
Apogee Therapeutics, Inc. (a) ............................................... 26,520 1,201,356
Arcellx, Inc. (a) ........................................................ 18,580 1,424,900
Arvinas, Inc. (a) ........................................................ 31,950 612,482
Biohaven Ltd. (a) ....................................................... 26,250 980,437
Bridgebio Pharma, Inc. (a) ................................................. 33,450 917,868
CAMP4 Therapeutics Corp. (a) (b) ........................................... 44,560 232,603
Corbus Pharmaceuticals Holdings, Inc. (a) (b) ................................... 17,040 201,072
Crinetics Pharmaceuticals, Inc. (a) ........................................... 32,390 1,656,101
Disc Medicine, Inc. (a) ................................................... 39,390 2,497,326
Dyne Therapeutics, Inc. (a) ................................................ 17,120 403,347
Eli Lilly & Co. ......................................................... 8,790 6,785,880
Exact Sciences Corp. (a) .................................................. 18,760 1,054,124
Gossamer Bio, Inc. (a) .................................................... 149,410 135,156
Ideaya Biosciences, Inc. (a) ................................................ 30,850 792,845
Immunovant, Inc. (a) ..................................................... 32,530 805,768
Insmed, Inc. (a) ......................................................... 36,130 2,494,415
Iovance Biotherapeutics, Inc. (a) ............................................ 77,720 575,128
Janux Therapeutics, Inc. (a) ................................................ 21,567 1,154,697
Krystal Biotech, Inc. (a) ................................................... 5,530 866,330
Madrigal Pharmaceuticals, Inc. (a) ........................................... 1,990 614,054
Merus NV (a) .......................................................... 6,750 283,838
MoonLake Immunotherapeutics (a) .......................................... 16,090 871,273
Natera, Inc. (a) ......................................................... 11,890 1,882,187
Nurix Therapeutics, Inc. (a) ................................................ 21,400 403,176
Nuvalent, Inc. , Class A (a) ................................................. 10,750 841,510
Olema Pharmaceuticals, Inc. (a) ............................................. 67,320 392,476
ORIC Pharmaceuticals, Inc. (a) ............................................. 68,720 554,570
Perspective Therapeutics, Inc. (a) (b) .......................................... 36,761 117,268
Protagonist Therapeutics, Inc. (a) ............................................ 11,640 449,304
Regulus Therapeutics, Inc. (a) .............................................. 274,778 434,149
Replimune Group, Inc. (a) ................................................. 32,010 387,641
REVOLUTION Medicines, Inc. (a) .......................................... 40,160 1,756,598
Sarepta Therapeutics, Inc. (a) ............................................... 5,090 618,893
SpringWorks Therapeutics, Inc. (a) ........................................... 45,150 1,631,270
Spyre Therapeutics, Inc. (a) ................................................ 20,258 471,606
Twist Bioscience Corp. (a) ................................................. 11,050 513,494
Tyra Biosciences, Inc. (a) .................................................. 41,140 571,846
Vaxcyte, Inc. (a) ........................................................ 29,200 2,390,312
Veeva Systems, Inc. , Class A (a) ............................................. 4,310 906,178
Vera Therapeutics, Inc. (a) ................................................. 26,430 1,117,725

Victory Portfolios
Victory RS Science and Technology Fund
13
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Shares Value
Vertex Pharmaceuticals, Inc. (a) ............................................. 7,530 $ 3,032,331
Viridian Therapeutics, Inc. (a) (b) ............................................ 30,310 581,043
Zymeworks, Inc. (a) ..................................................... 37,160 544,022
49,078,416
IT Services (3.0%):
MongoDB, Inc. (a) ...................................................... 3,540 824,147
Snowflake, Inc. , Class A (a) ................................................ 18,100 2,794,821
Wix.com Ltd. (a) ........................................................ 12,070 2,589,619
6,208,587
Semiconductors & Semiconductor Equipment (19.6%):
Credo Technology Group Holding Ltd. (a) ..................................... 56,830 3,819,544
Impinj, Inc. (a) ......................................................... 7,830 1,137,386
Lam Research Corp. ..................................................... 17,300 1,249,579
MACOM Technology Solutions Holdings, Inc. (a) ................................ 37,330 4,849,540
Marvell Technology, Inc. ................................................. 25,570 2,824,207
MaxLinear, Inc. (a) ...................................................... 140,370 2,776,519
Monolithic Power Systems, Inc. ............................................ 6,000 3,550,200
NVIDIA Corp. ......................................................... 120,360 16,163,144
Semtech Corp. (a) ....................................................... 59,820 3,699,867
40,069,986
Software (28.7%):
AppLovin Corp. , Class A (a) ............................................... 43,690 14,148,133
Confluent, Inc. , Class A (a) ................................................ 84,620 2,365,975
CyberArk Software Ltd. (a) ................................................ 5,300 1,765,695
Dynatrace, Inc. (a) ...................................................... 33,300 1,809,855
Fair Isaac Corp. (a) ...................................................... 2,930 5,833,425
Gitlab, Inc. , Class A (a) ................................................... 19,220 1,083,047
Microsoft Corp. ........................................................ 35,000 14,752,500
Monday.com Ltd. (a) ..................................................... 4,240 998,266
Salesforce, Inc. ........................................................ 6,410 2,143,055
Samsara, Inc. , Class A (a) ................................................. 33,050 1,443,954
ServiceNow, Inc. (a) ..................................................... 5,860 6,212,303
Sprout Social, Inc. , Class A (a) .............................................. 36,880 1,132,585
Varonis Systems, Inc. (a) .................................................. 112,100 4,980,603
58,669,396
Technology Hardware, Storage & Peripherals (0.3%):
Canaan, Inc. , ADR (a) (b) .................................................. 291,610 597,801
Total Common Stocks (Cost $92,155,243) 203,420,575
Warrants (0.0%)(c)
Health Care (0.0%):(c)
Athenex, Inc. (a) (d) ...................................................... 1,346,518 — (e)
Nuvation Bio, Inc. (a) .................................................... 38,170 8,779
Regulus Therapeutics, Inc. (a) (f) (g) .......................................... 132,637 — (e)
8,779
Total Warrants (Cost $179,261) 8,779
Collateral for Securities Loaned (0.4%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 4 .41% (h) ........ 223,253 223,253
HSBC U.S. Government Money Market Fund, Institutional Shares , 4 .38% (h) ............ 223,253 223,253
Invesco Government & Agency Portfolio, Institutional Shares , 4 .40% (h) ............... 199,753 199,753
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 4 .41% (h) . 246,753 246,753
Total Collateral for Securities Loaned (Cost $893,012) 893,012
Total Investments (Cost $93,227,516) — 99.9% 204,322,366
Other assets in excess of liabilities — 0.1% 211,978
NET ASSETS - 100.00% $ 204,534,344
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.

Victory Portfolios
Victory RS Science and Technology Fund
14
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Name
Acquisition Date
Cost
Regulus Therapeutics, Inc. .....................................
12/1/2020
$ 165,796
(c) Amount represents less than 0.05% of net assets.
(d) Security was fair valued based upon procedures approved by the Board of Trustees and represents less than 0.05% of net assets as of December 31, 2024.
This security is classified as Level 3 within the fair value hierarchy. (See Note 2 in the Notes to Financial Statements)
(e) Rounds to less than $1.
(f) Restricted security that is not registered under the Securities Act of 1933.
(g) The following table details the earliest acquisition date and cost of the Fund's restricted securities at December 31, 2024.
(h) Rate disclosed is the daily yield on December 31, 2024.
ADR
—
American Depositary Receipt

Schedule of Portfolio Investments
December 31, 2024
Victory Portfolios
Victory RS Small Cap Equity Fund
15
See notes to financial statements.
Security Description Shares Value
Common Stocks (98.7%)
Aerospace & Defense (4.0%):
AeroVironment, Inc. (a) ................................................... 7,580 $ 1,166,486
Moog, Inc. , Class A ..................................................... 1,530 301,165
1,467,651
Building Products (3.4%):
Tecnoglass, Inc. ........................................................ 15,990 1,268,327
Construction & Engineering (3.9%):
Primoris Services Corp. .................................................. 19,070 1,456,948
Consumer Discretionary (13.8%):
American Eagle Outfitters, Inc. ............................................. 81,860 1,364,606
Champion Homes, Inc. (a) ................................................. 11,670 1,028,127
Latham Group, Inc. (a) ................................................... 66,170 460,543
Under Armour, Inc. , Class C (a) ............................................. 175,760 1,311,170
Universal Technical Institute, Inc. (a) ......................................... 36,160 929,674
5,094,120
Consumer Staples (1.0%):
The Vita Coco Co., Inc. (a) ................................................ 10,270 379,066
Electrical Equipment (0.7%):
NEXTracker, Inc. , Class A (a) .............................................. 7,410 270,687
Energy (2.5%):
Geospace Technologies Corp. (a) ............................................ 49,120 492,182
Permian Resources Corp. ................................................. 29,510 424,354
916,536
Financials (22.5%):
Euronet Worldwide, Inc. (a) ................................................ 18,520 1,904,597
FirstCash Holdings, Inc. .................................................. 18,830 1,950,788
Flywire Corp. (a) ....................................................... 69,870 1,440,720
LendingTree, Inc. (a) ..................................................... 35,120 1,360,900
Payoneer Global, Inc. (a) .................................................. 166,460 1,671,258
8,328,263
Ground Transportation (2.7%):
RXO, Inc. (a) .......................................................... 41,200 982,208
Health Care (14.8%):
Amicus Therapeutics, Inc. (a) ............................................... 58,310 549,280
Apellis Pharmaceuticals, Inc. (a) ............................................ 31,090 992,082
BioLife Solutions, Inc. (a) ................................................. 13,200 342,672
Halozyme Therapeutics, Inc. (a) ............................................. 9,280 443,677
Janux Therapeutics, Inc. (a) ................................................ 7,560 404,762
Natera, Inc. (a) ......................................................... 3,320 525,556
RadNet, Inc. (a) ........................................................ 2,290 159,934
SpringWorks Therapeutics, Inc. (a) ........................................... 15,610 563,989
Twist Bioscience Corp. (a) ................................................. 20,420 948,917
Vericel Corp. (a) ........................................................ 9,940 545,806
5,476,675
Information Technology (15.0%):
Credo Technology Group Holding Ltd. (a) ..................................... 5,410 363,606
Itron, Inc. (a) .......................................................... 10,260 1,114,031
MACOM Technology Solutions Holdings, Inc. (a) ................................ 7,300 948,343
Q2 Holdings, Inc. (a) ..................................................... 6,282 632,283
Semtech Corp. (a) ....................................................... 23,100 1,428,735
Varonis Systems, Inc. (a) .................................................. 24,110 1,071,207
5,558,205
Machinery (6.0%):
Chart Industries, Inc. (a) .................................................. 11,730 2,238,553
Professional Services (4.2%):
CBIZ, Inc. (a) .......................................................... 19,170 1,568,681

Victory Portfolios
Victory RS Small Cap Equity Fund
16
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Shares Value
Trading Companies & Distributors (4.2%):
FTAI Aviation Ltd. ...................................................... 10,750 $ 1,548,430
Total Common Stocks (Cost $33,366,385) 36,554,350
Total Investments (Cost $33,366,385) — 98.7% 36,554,350
Other assets in excess of liabilities — 1.3% 490,703
NET ASSETS - 100.00% $ 37,045,053
(a) Non-income producing security.

Statements of Assets and Liabilities
December 31, 2024
17
See notes to financial statements.
Victory Portfolios
Victory RS Small
Cap Growth Fund
Victory RS Select
Growth Fund
Victory RS Mid Cap
Growth Fund
Assets:
Investments, at value (Cost $404,071,701, $78,599,079 and $56,733,009) $ 486,525,620 (a) $ 96,419,599 (b) $ 76,372,327
Cash 4,885,494 724,270 208,055
Receivables:
Dividends, interest, and securities lending income 137,943 23,782 18,847
Capital shares issued 76,132 212 5,521
Investments sold 2,291,669 814,418 243,161
From Adviser 3,785 35,187 45,561
Prepaid expenses 10,718 7,119 13,405
Total Assets 493,931,361 98,024,587 76,906,877
Liabilities:
Payables:
Collateral received on loaned securities 5,247,000 1,320,000 —
Investments purchased 1,241,822 544,539 266,038
Capital shares redeemed 802,527 22,660 15,139
Accrued expenses and other payables:
Investment advisory fees 413,847 85,090 58,127
Administration fees 24,406 4,760 3,824
Custodian fees 3,479 798 685
Transfer agent fees 10,878 2,286 2,605
Sub-Transfer agent fees 78,944 17,300 17,159
Compliance fees 370 75 62
Trustees' fees 165 32 26
12b-1 fees 31,603 8,224 6,316
Other accrued expenses 51,036 22,595 23,661
Total Liabilities 7,906,077 2,028,359 393,642
Commitments and contingencies (Note 4 )
Net Assets:
Capital 615,292,205 71,001,248 66,929,856
Total accumulated earnings (loss) (129,266,921) 24,994,980 9,583,379
Net Assets $ 486,025,284 $ 95,996,228 $ 76,513,235
Net Assets:
Class A $ 269,942,425 $ 69,801,598 $ 54,223,316
Class C 3,288,438 968,473 492,765
Class R6 49,726,038 367,865 1,600,186
Class Y 163,068,383 24,858,292 18,579,234
Member Class — — 1,617,734
Total $ 486,025,284 $ 95,996,228 $ 76,513,235
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A 4,633,699 3,072,948 2,389,842
Class C 76,277 81,225 28,937
Class R6 781,321 13,940 65,289
Class Y 2,580,777 954,737 759,620
Member Class — — 70,770
Total 8,072,074 4,122,850 3,314,458
Net asset value, offering and redemption price per share:
Class A $ 58 .26 $ 22 .71 $ 22 .69
Class C(c) 43 .11 11 .92 17 .03
Class R6 63 .64 26 .39 24 .51
Class Y 63 .19 26 .04 24 .46
Member Class — — 22 .86
Maximum Sales Charge — Class A 5 .75% 5 .75% 5 .75%
Maximum offering price
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A $ 61 .81 $ 24 .10 $ 24 .07
(a) Includes $5,091,405 of securities on loan.
(b) Includes $1,260,000 of securities on loan.
(c) Redemption price per share varies by the length of time shares are held.

Statements of Assets and Liabilities
December 31, 2024
18
See notes to financial statements.
Victory Portfolios
Victory RS Growth
Fund
Victory RS Science
and Technology
Fund
Victory RS Small
Cap Equity Fund
Assets:
Investments, at value (Cost $135,167,462, $93,227,516 and $33,366,385) $ 344,916,234 $ 204,322,366 (a) $ 36,554,350
Cash 3,088,324 1,684,661 546,768
Receivables:
Dividends, interest, and securities lending income 21,906 19,128 8,705
Capital shares issued 468 12,489 35,149
Investments sold — — 189,569
From Adviser 52,072 5,731 19,717
Prepaid expenses 3,796 7,070 60
Total Assets 348,082,800 206,051,445 37,354,318
Liabilities:
Payables:
Collateral received on loaned securities — 893,012 —
Investments purchased — — 217,445
Capital shares redeemed 1,387 349,911 28,429
Accrued expenses and other payables:
Investment advisory fees 225,868 181,340 24,445
Administration fees 16,852 10,139 1,822
Custodian fees 2,385 1,657 418
Transfer agent fees 6,433 3,634 3,596
Sub-Transfer agent fees 33,997 30,315 3,432
Compliance fees 252 164 30
Trustees' fees 112 69 12
12b-1 fees 36,054 21,541 3,571
Other accrued expenses 30,689 25,319 26,065
Total Liabilities 354,029 1,517,101 309,265
Commitments and contingencies (Note 4 )
Net Assets:
Capital 138,466,858 113,566,443 51,067,689
Total accumulated earnings (loss) 209,261,913 90,967,901 (14,022,636)
Net Assets $ 347,728,771 $ 204,534,344 $ 37,045,053
Net Assets:
Class A $ 319,339,081 $ 175,238,297 $ 31,888,189
Class C 862,871 4,145,579 66,636
Class Y 27,526,819 25,150,468 2,877,293
Member Class — — 2,212,935
Total $ 347,728,771 $ 204,534,344 $ 37,045,053
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A 10,347,695 6,517,748 3,159,205
Class C 38,878 235,139 6,665
Class Y 830,039 831,794 268,199
Member Class — — 217,730
Total 11,216,612 7,584,681 3,651,799
Net asset value, offering and redemption price per share:
Class A $ 30 .86 $ 26 .89 $ 10 .09
Class C(b) 22 .19 17 .63 10 .00
Class Y 33 .16 30 .24 10 .73
Member Class — — 10 .16
Maximum Sales Charge — Class A 5 .75% 5 .75% 5 .75%
Maximum offering price
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A $ 32 .74 $ 28 .53 $ 10 .71
(a) Includes $800,262 of securities on loan.
(b) Redemption price per share varies by the length of time shares are held.

Statements of Operations
For the Year Ended December 31, 2024
19
See notes to financial statements.
Victory Portfolios
Victory RS Small
Cap Growth Fund
Victory RS Select
Growth Fund
Victory RS Mid Cap
Growth Fund
Investment Income:
Dividends $ 1,561,622 $ 234,807 $ 285,310
Interest 306,975 96,738 29,198
Securities lending (net of fees) 19,481 2,877 1,035
Foreign tax withholding (16,968) (962) (10)
Total Income 1,871,110 333,460 315,533
Expenses:
Investment advisory fees 4,977,760 955,789 642,192
Administration fees 287,358 52,462 41,487
Sub-Administration fees 17,000 17,000 17,000
12b-1 fees — Class A 701,840 168,972 130,805
12b-1 fees — Class C 40,266 10,947 7,843
12b-1 fees — Class R(a) 2,880 328 479
Custodian fees 29,612 4,310 3,661
Transfer agent fees — Class A 56,375 12,924 10,445
Transfer agent fees — Class C 178 214 150
Transfer agent fees — Class R(a) 253 98 93
Transfer agent fees — Class R6 8,175 114 93
Transfer agent fees — Class Y 2,306 660 729
Transfer agent fees — Member Class — — 2,795
Sub-Transfer agent fees — Class A 253,602 63,844 72,295
Sub-Transfer agent fees — Class C 4,205 1,408 700
Sub-Transfer agent fees — Class R(a) 1,047 154 88
Sub-Transfer agent fees — Class R6 1,367 15 14
Sub-Transfer agent fees — Class Y 166,863 25,200 21,920
Trustees' fees 31,705 7,220 6,121
Compliance fees 4,623 842 667
Legal and audit fees 41,713 23,673 22,294
State registration and filing fees 71,258 64,480 77,193
Interfund lending 2,607 — 135
Printing fees 65,454 31,740 24,577
Other expenses 20,559 7,939 8,245
Recoupment of prior expenses waived/reimbursed by Adviser 3,114 — —
Total Expenses 6,792,120 1,450,333 1,092,021
Expenses waived/reimbursed by Adviser (102,988) (173,363) (232,290)
Net Expenses 6,689,132 1,276,970 859,731
Net Investment Income (Loss) (4,818,022) (943,510) (544,198)
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities 85,648,191 20,440,718 14,099,702
Net change in unrealized appreciation/depreciation on investment securities (24,800,948) 561,430 2,684,666
Net realized/unrealized gains (losses) on investments 60,847,243 21,002,148 16,784,368
Change in net assets resulting from operations $ 56,029,221 $ 20,058,638 $ 16,240,170
(a) Class R activity is for the period January 1, 2024, to March 28, 2024 (date of conversion to Class A).

Statements of Operations
For the Year Ended December 31, 2024
20
See notes to financial statements.
Victory Portfolios
Victory RS Growth
Fund
Victory RS Science
and Technology
Fund
Victory RS Small
Cap Equity Fund
Investment Income:
Dividends $ 1,388,874 $ 307,131 $ 68,662
Interest 108,654 82,840 40,796
Securities lending (net of fees) 119 35,917 526
Total Income 1,497,647 425,888 109,984
Expenses:
Investment advisory fees 2,406,212 1,889,283 256,614
Administration fees 175,862 103,578 18,781
Sub-Administration fees 13,500 17,000 13,500
12b-1 fees — Class A 734,607 398,603 73,887
12b-1 fees — Class C 9,253 47,477 806
12b-1 fees — Class R(a) 675 785 1,773
Custodian fees 13,874 13,094 2,617
Transfer agent fees — Class A 39,730 21,553 15,656
Transfer agent fees — Class C 84 218 56
Transfer agent fees — Class R(a) 97 109 111
Transfer agent fees — Class Y 462 821 138
Transfer agent fees — Member Class — — 3,914
Sub-Transfer agent fees — Class A 162,155 137,443 11,935
Sub-Transfer agent fees — Class C 982 5,825 181
Sub-Transfer agent fees — Class R(a) 236 295 569
Sub-Transfer agent fees — Class Y 19,298 26,047 1,751
Trustees' fees 19,004 12,000 3,757
Compliance fees 2,770 1,645 299
Legal and audit fees 32,336 31,186 19,753
State registration and filing fees 53,685 53,057 67,095
Printing fees 31,204 36,179 28,113
Other expenses 12,232 9,488 6,259
Recoupment of prior expenses waived/reimbursed by Adviser — 277 796
Total Expenses 3,728,258 2,805,963 528,361
Expenses waived/reimbursed by Adviser (258,414) (34,811) (73,859)
Net Expenses 3,469,844 2,771,152 454,502
Net Investment Income (Loss) (1,972,197) (2,345,264) (344,518)
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities 26,481,413 20,736,079 8,353,460
Net change in unrealized appreciation/depreciation on investment securities 68,454,801 35,048,065 (566,001)
Net realized/unrealized gains (losses) on investments 94,936,214 55,784,144 7,787,459
Change in net assets resulting from operations $ 92,964,017 $ 53,438,880 $ 7,442,941
(a) Class R activity is for the period January 1, 2024, to March 28, 2024 (date of conversion to Class A).

21
Victory Portfolios
Statements of Changes in Net Assets
See notes to financial statements.
Victory RS Small Cap Growth Fund Victory RS Select Growth Fund Victory RS Mid Cap Growth Fund
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
From Investment Activities:
Operations:
Net Investment Income (Loss) $ (4,818,022) $ (5,873,523) $ (943,510) $ (928,962) $ (544,198) $ (537,843)
Net realized gains (losses) 85,648,191 64,230,858 20,440,718 8,094,441 14,099,702 8,305,417
Net change in unrealized
appreciation/depreciation (24,800,948) 54,671,902 561,430 9,911,812 2,684,666 5,351,499
Change in net assets resulting from
operations 56,029,221 113,029,237 20,058,638 17,077,291 16,240,170 13,119,073
Change in net assets resulting from
capital transactions (120,487,403) (294,323,180) (20,037,595) (25,547,237) (15,831,461) (19,825,852)
Change in net assets (64,458,182) (181,293,943) 21,043 (8,469,946) 408,709 (6,706,779)
Net Assets:
Beginning of period 550,483,466 731,777,409 95,975,185 104,445,131 76,104,526 82,811,305
End of period $ 486,025,284 $ 550,483,466 $ 95,996,228 $ 95,975,185 $ 76,513,235 $ 76,104,526

22
Victory Portfolios
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory RS Small Cap Growth Fund Victory RS Select Growth Fund Victory RS Mid Cap Growth Fund
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Capital Transactions:
Class A
Proceeds from shares issued $ 8,877,133 $ 10,995,061 $ 1,314,003 $ 3,277,097 $ 1,490,639 $ 3,659,944
Cost of shares redeemed (57,029,118) (80,536,900) (11,442,414) (17,931,102) (10,073,937) (8,210,001)
Converted from Class R 2,606,291 — 290,595 — 427,481 —
Total Class A $ (45,545,694) $ (69,541,839) $ (9,837,816) $ (14,654,005) $ (8,155,817) $ (4,550,057)
Class C
Proceeds from shares issued $ 242,667 $ 372,538 $ 71,647 $ 75,987 $ 22,282 $ 8,927
Cost of shares redeemed (1,849,862) (1,829,080) (756,991) (2,099,311) (819,592) (2,563,997)
Total Class C $ (1,607,195) $ (1,456,542) $ (685,344) $ (2,023,324) $ (797,310) $ (2,555,070)
Class R
Proceeds from shares issued $ 131,136 (a) $ 453,085 $ 3,809 (a) $ 47,298 $ 10,051 (a) $ 87,633
Cost of shares redeemed (176,477) (a) (1,086,271) (12,106) (a) (154,486) (5,972) (a) (140,629)
Converted into Class A (2,606,291) — (290,595) — (427,481) —
Total Class R $ (2,651,632) $ (633,186) $ (298,892) $ (107,188) $ (423,402) $ (52,996)
Class R6
Proceeds from shares issued $ 11,512,908 $ 15,020,856 $ 10,100 $ 22,689 $ 64,725 $ 234,116
Cost of shares redeemed (21,051,522) (90,661,074) (83,024) (341,784) (176,206) (1,456,438)
Total Class R6 $ (9,538,614) $ (75,640,218) $ (72,924) $ (319,095) $ (111,481) $ (1,222,322)
Class Y
Proceeds from shares issued $ 16,084,050 $ 34,094,838 $ 1,502,536 $ 4,841,449 $ 1,242,234 $ 2,386,572
Cost of shares redeemed (77,228,318) (181,146,233) (10,645,155) (13,285,074) (7,875,728) (13,829,739)
Total Class Y $ (61,144,268) $ (147,051,395) $ (9,142,619) $ (8,443,625) $ (6,633,494) $ (11,443,167)
Member Class
Proceeds from shares issued $ — $ — $ — $ — $ 613,153 $ 369,866
Cost of shares redeemed — — — — (323,110) (372,106)
Total Member Class $ — $ — $ — $ — $ 290,043 $ (2,240)
Change in net assets resulting from
capital transactions $ (120,487,403) $ (294,323,180) $ (20,037,595) $ (25,547,237) $ (15,831,461) $ (19,825,852)
Share Transactions:
Class A
Issued 159,305 231,349 64,559 193,458 72,527 214,198
Redeemed (1,026,954) (1,712,031) (562,269) (1,080,668) (499,568) (488,903)
Converted from Class R 44,837 — 14,136 — 20,963 —
Total Class A (822,812) (1,480,682) (483,574) (887,210) (406,078) (274,705)
Class C
Issued 5,724 10,473 6,540 8,529 1,490 699
Redeemed (44,088) (51,696) (73,707) (232,873) (53,576) (198,805)
Total Class C (38,364) (41,223) (67,167) (224,344) (52,086) (198,106)
Class R
Issued 2,782 (a) 11,310 347 (a) 4,907 640 (a) 5,852
Redeemed (3,943) (a) (26,661) (1,132) (a) (16,452) (373) (a) (9,524)
Converted into Class A (52,969) — (24,714) — (24,957) —
Total Class R (54,130) (15,351) (25,499) (11,545) (24,690) (3,672)
Class R6
Issued 185,997 291,214 433 1,169 3,029 12,330
Redeemed (344,898) (1,769,053) (3,588) (17,256) (9,068) (82,497)
Total Class R6 (158,901) (1,477,839) (3,155) (16,087) (6,039) (70,167)
Class Y
Issued 268,774 673,627 64,376 249,402 57,627 133,275
Redeemed (1,278,709) (3,553,148) (461,753) (680,582) (363,692) (760,769)
Total Class Y (1,009,935) (2,879,521) (397,377) (431,180) (306,065) (627,494)
Member Class
Issued — — — — 28,774 21,535
Redeemed — — — — (16,285) (21,657)
Total Member Class — — — — 12,489 (122)
Change in Shares (2,084,142) (5,894,616) (976,772) (1,570,366) (782,469) (1,174,266)
(a) Class R activity is for the period January 1, 2024, to March 28, 2024 (date of conversion to Class A).

23
Victory Portfolios
Statements of Changes in Net Assets
See notes to financial statements.
Victory RS Growth Fund
Victory RS Science and Technology
Fund Victory RS Small Cap Equity Fund
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
From Investment Activities:
Operations:
Net Investment Income (Loss) $ (1,972,197) $ (1,264,025) $ (2,345,264) $ (2,132,529) $ (344,518) $ (402,304)
Net realized gains (losses) 26,481,413 9,679,843 20,736,079 4,955,394 8,353,460 (2,369,608)
Net change in unrealized
appreciation/depreciation 68,454,801 80,758,530 35,048,065 44,606,638 (566,001) 5,052,349
Change in net assets resulting from
operations 92,964,017 89,174,348 53,438,880 47,429,503 7,442,941 2,280,437
Distributions to Shareholders:
Class A (22,566,126) (377,503) — — — —
Class C (88,085) (2,098) — — — —
Class R — (986) — — — —
Class Y (1,815,757) (30,953) — — — —
Change in net assets resulting from
distributions to shareholders (24,469,968) (411,540) — — — —
Change in net assets resulting from
capital transactions 2,271,241 (20,200,675) (24,528,555) (35,634,754) (3,431,607) (7,808,839)
Change in net assets 70,765,290 68,562,133 28,910,325 11,794,749 4,011,334 (5,528,402)
Net Assets:
Beginning of period 276,963,481 208,401,348 175,624,019 163,829,270 33,033,719 38,562,121
End of period $ 347,728,771 $ 276,963,481 $ 204,534,344 $ 175,624,019 $ 37,045,053 $ 33,033,719

24
Victory Portfolios
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory RS Growth Fund
Victory RS Science and Technology
Fund Victory RS Small Cap Equity Fund
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Capital Transactions:
Class A
Proceeds from shares issued $ 7,249,803 $ 5,195,229 $ 7,531,647 $ 7,131,707 $ 1,035,306 $ 1,312,601
Distributions reinvested 21,863,028 366,458 — — — —
Cost of shares redeemed (26,130,922) (22,374,546) (24,011,668) (30,073,716) (4,659,813) (9,197,823)
Converted from Class R 597,888 — 735,851 — 1,609,273 —
Total Class A $ 3,579,797 $ (16,812,859) $ (15,744,170) $ (22,942,009) $ (2,015,234) $ (7,885,222)
Class C
Proceeds from shares issued $ 197,848 $ 285,585 $ 202,397 $ 304,019 $ — $ 20,565
Distributions reinvested 88,085 2,098 — — — —
Cost of shares redeemed (641,289) (241,175) (2,180,265) (1,516,506) (41,736) (107,888)
Total Class C $ (355,356) $ 46,508 $ (1,977,868) $ (1,212,487) $ (41,736) $ (87,323)
Class R
Proceeds from shares issued $ 18,647 (a) $ 49,363 $ 137,378 (a) $ 188,661 $ 29,392 (a) $ 118,927
Distributions reinvested — (a) 986 — (a) — — (a) —
Cost of shares redeemed (11,715) (a) (80,977) (50,648) (a) (306,524) (16,739) (a) (332,616)
Converted into Class A (597,888) — (735,851) — (1,609,273) —
Total Class R $ (590,956) $ (30,628) $ (649,121) $ (117,863) $ (1,596,620) $ (213,689)
Class Y
Proceeds from shares issued $ 3,403,947 $ 2,620,535 $ 2,089,557 $ 1,730,010 $ 614,072 $ 726,318
Distributions reinvested 1,726,124 29,518 — — — —
Cost of shares redeemed (5,492,315) (6,053,749) (8,246,953) (13,092,405) (642,152) (353,964)
Total Class Y $ (362,244) $ (3,403,696) $ (6,157,396) $ (11,362,395) $ (28,080) $ 372,354
Member Class
Proceeds from shares issued $ — $ — $ — $ — $ 715,391 $ 483,151
Cost of shares redeemed — — — — (465,328) (478,110)
Total Member Class $ — $ — $ — $ — $ 250,063 $ 5,041
Change in net assets resulting from
capital transactions $ 2,271,241 $ (20,200,675) $ (24,528,555) $ (35,634,754) $ (3,431,607) $ (7,808,839)
Share Transactions:
Class A
Issued 249,187 238,344 314,897 406,280 111,265 164,342
Reinvested 685,791 14,987 — — — —
Redeemed (888,143) (1,055,425) (1,043,476) (1,717,017) (522,665) (1,203,484)
Converted from Class R 21,399 — 32,384 — 181,149 —
Total Class A 68,234 (802,094) (696,195) (1,310,737) (230,251) (1,039,142)
Class C
Issued 8,938 17,308 12,204 25,298 — 2,356
Reinvested 3,840 115 — — — —
Redeemed (29,602) (15,471) (137,192) (130,002) (4,786) (13,117)
Total Class C (16,824) 1,952 (124,988) (104,704) (4,786) (10,761)
Class R
Issued 808 (a) 2,683 7,964 (a) 13,832 6,176 (a) 26,147
Reinvested — (a) 47 — (a) — — (a) —
Redeemed (509) (a) (4,202) (2,893) (a) (22,602) (3,576) (a) (72,832)
Converted into Class A (25,071) — (41,858) — (308,479) —
Total Class R (24,772) (1,472) (36,787) (8,770) (305,879) (46,685)
Class Y
Issued 111,665 114,521 79,729 89,639 60,533 91,258
Reinvested 50,398 1,135 — — — —
Redeemed (173,430) (281,858) (317,644) (689,102) (71,169) (41,904)
Total Class Y (11,367) (166,202) (237,915) (599,463) (10,636) 49,354
Member Class
Issued — — — — 77,962 60,460
Redeemed — — — — (50,935) (61,144)
Total Member Class — — — — 27,027 (684)
Change in Shares 15,271 (967,816) (1,095,885) (2,023,674) (524,525) (1,047,918)
(a) Class R activity is for the period January 1, 2024, to March 28, 2024 (date of conversion to Class A).

Victory Portfolios
Financial Highlights
For a Share Outstanding Throughout Each Period
25
See notes to financial statements.
Victory RS Small Cap Growth Fund
Class A
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Net Asset Value, Beginning of Period $52.45 $43.77 $73.73 $97.45 $77.19
Investment Activities:
Net investment income (loss)(a) (0.58) (0.51) (0.57) (1.20) (0.97)
Net realized and unrealized gains (losses) 6.39 9.19 (26.65) (10.15) 30.04
Total from Investment Activities 5.81 8.68 (27.22) (11.35) 29.07
Distributions to Shareholders from:
Net realized gains — — (2.74) (12.37) (8.81)
Return of capital — — —(b) — —
Total Distributions — — (2.74) (12.37) (8.81)
Net Asset Value, End of Period $58.26 $52.45 $43.77 $73.73 $97.45
Total Return (excludes sales charge)(c) 11.08% 19.80% (37.07)% (11.06)% 37.84%
Ratios to Average Net Assets:
Net Expenses(d) 1.40% 1.40% 1.40% 1.40% 1.40%
Net Investment Income (Loss) (1.04)% (1.09)% (1.08)% (1.27)% (1.20)%
Gross Expenses(d) 1.41% 1.44% 1.44% 1.42% 1.43%
Supplemental Data:
Net Assets at end of period (000's) $269,943 $286,188 $303,669 $634,204 $820,006
Portfolio Turnover(e) 120% 129% 105% 92% 72%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Amount is less than $0.005 per share.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Does not include acquired fund fees and expenses, if any.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
26
See notes to financial statements.
Victory RS Small Cap Growth Fund
Class C
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Net Asset Value, Beginning of Period $39.11 $32.89 $56.86 $79.07 $64.34
Investment Activities:
Net investment income (loss)(a) (0.75) (0.65) (0.75) (1.55) (1.30)
Net realized and unrealized gains (losses) 4.75 6.87 (20.48) (8.29) 24.84
Total from Investment Activities 4.00 6.22 (21.23) (9.84) 23.54
Distributions to Shareholders from:
Net realized gains — — (2.74) (12.37) (8.81)
Return of capital — — —(b) — —
Total Distributions — — (2.74) (12.37) (8.81)
Net Asset Value, End of Period $43.11 $39.11 $32.89 $56.86 $79.07
Total Return (excludes contingent deferred sales charge)(c) 10.23% 18.91% (37.55)% (11.73)% 36.78%
Ratios to Average Net Assets:
Net Expenses(d) 2.16% 2.16% 2.16% 2.16% 2.16%
Net Investment Income (Loss) (1.81)% (1.85)% (1.84)% (2.03)% (1.96)%
Gross Expenses(d) 2.55% 2.45% 2.31% 2.16% 2.26%
Supplemental Data:
Net Assets at end of period (000's) $3,288 $4,484 $5,126 $11,387 $20,323
Portfolio Turnover(e) 120% 129% 105% 92% 72%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Amount is less than $0.005 per share.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Does not include acquired fund fees and expenses, if any.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

27
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory RS Small Cap Growth Fund
Class R6
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Net Asset Value, Beginning of Period $57.10 $47.50 $79.37 $103.42 $81.24
Investment Activities:
Net investment income (loss)(a) (0.43) (0.39) (0.43) (0.91) (0.73)
Net realized and unrealized gains (losses) 6.97 9.99 (28.70) (10.77) 31.72
Total from Investment Activities 6.54 9.60 (29.13) (11.68) 30.99
Distributions to Shareholders from:
Net realized gains — — (2.74) (12.37) (8.81)
Return of capital — — —(b) — —
Total Distributions — — (2.74) (12.37) (8.81)
Net Asset Value, End of Period $63.64 $57.10 $47.50 $79.37 $103.42
Total Return(c) 11.43% 20.23% (36.86)% (10.74)% 38.32%
Ratios to Average Net Assets:
Net Expenses(d) 1.06% 1.06% 1.05% 1.04% 1.06%
Net Investment Income (Loss) (0.70)% (0.76)% (0.74)% (0.91)% (0.86)%
Gross Expenses(d) 1.09% 1.09% 1.05% 1.04% 1.06%
Supplemental Data:
Net Assets at end of period (000's) $49,726 $53,691 $114,850 $611,157 $677,128
Portfolio Turnover(e) 120% 129% 105% 92% 72%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Amount is less than $0.005 per share.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Does not include acquired fund fees and expenses, if any.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
28
See notes to financial statements.
Victory RS Small Cap Growth Fund
Class Y
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Net Asset Value, Beginning of Period $56.73 $47.22 $79.00 $103.10 $81.06
Investment Activities:
Net investment income (loss)(a) (0.47) (0.42) (0.47) (1.00) (0.79)
Net realized and unrealized gains (losses) 6.93 9.93 (28.57) (10.73) 31.64
Total from Investment Activities 6.46 9.51 (29.04) (11.73) 30.85
Distributions to Shareholders from:
Net realized gains — — (2.74) (12.37) (8.81)
Return of capital — — —(b) — —
Total Distributions — — (2.74) (12.37) (8.81)
Net Asset Value, End of Period $63.19 $56.73 $47.22 $79.00 $103.10
Total Return(c) 11.37% 20.16% (36.92)% (10.82)% 38.21%
Ratios to Average Net Assets:
Net Expenses(d) 1.13% 1.13% 1.13% 1.13% 1.13%
Net Investment Income (Loss) (0.78)% (0.82)% (0.81)% (1.00)% (0.93)%
Gross Expenses(d) 1.15% 1.17% 1.17% 1.14% 1.15%
Supplemental Data:
Net Assets at end of period (000's) $163,068 $203,715 $305,542 $985,724 $1,411,316
Portfolio Turnover(e) 120% 129% 105% 92% 72%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Amount is less than $0.005 per share.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Does not include acquired fund fees and expenses, if any.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

29
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory RS Select Growth Fund
Class A
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Net Asset Value, Beginning of Period $18.40 $15.51 $31.30 $38.19 $33.81
Investment Activities:
Net investment income (loss)(a) (0.21) (0.17) (0.24) (0.49) (0.40)
Net realized and unrealized gains (losses) 4.52 3.06 (9.65) 2.64 11.43
Total from Investment Activities 4.31 2.89 (9.89) 2.15 11.03
Distributions to Shareholders from:
Net realized gains — — (5.90) (9.04) (6.65)
Total Distributions — — (5.90) (9.04) (6.65)
Net Asset Value, End of Period $22.71 $18.40 $15.51 $31.30 $38.19
Total Return (excludes sales charge)(b) 23.42% 18.63% (32.43)% 6.89% 33.22%
Ratios to Average Net Assets:
Net Expenses(c) 1.40% 1.40% 1.40% 1.40% 1.40%
Net Investment Income (Loss) (1.05)% (0.99)% (1.02)% (1.21)% (1.14)%
Gross Expenses(c) 1.53% 1.54% 1.51% 1.48% 1.49%
Supplemental Data:
Net Assets at end of period (000's) $69,802 $65,450 $68,907 $117,017 $115,014
Portfolio Turnover(d) 129% 137% 131%(e) 75% 73%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(e) Current year rate reflects an increase in trading activity due to asset allocation shift.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
30
See notes to financial statements.
Victory RS Select Growth Fund
Class C
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Net Asset Value, Beginning of Period $9.74 $8.27 $20.74 $28.54 $26.77
Investment Activities:
Net investment income (loss)(a) (0.20) (0.16) (0.28) (0.59) (0.53)
Net realized and unrealized gains (losses) 2.38 1.63 (6.29) 1.83 8.95
Total from Investment Activities 2.18 1.47 (6.57) 1.24 8.42
Distributions to Shareholders from:
Net realized gains — — (5.90) (9.04) (6.65)
Total Distributions — — (5.90) (9.04) (6.65)
Net Asset Value, End of Period $11.92 $9.74 $8.27 $20.74 $28.54
Total Return (excludes contingent deferred sales charge)(b) 22.38% 17.78% (32.94)% 6.02% 32.20%
Ratios to Average Net Assets:
Net Expenses(c) 2.18% 2.18% 2.18% 2.18% 2.18%
Net Investment Income (Loss) (1.84)% (1.77)% (1.82)% (1.99)% (1.92)%
Gross Expenses(c) 3.68% 2.78% 2.42% 2.24% 2.29%
Supplemental Data:
Net Assets at end of period (000's) $968 $1,445 $3,082 $9,835 $23,831
Portfolio Turnover(d) 129% 137% 131%(e) 75% 73%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(e) Current year rate reflects an increase in trading activity due to asset allocation shift.

31
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory RS Select Growth Fund
Class R6
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Net Asset Value, Beginning of Period $21.31 $17.89 $34.71 $41.25 $35.99
Investment Activities:
Net investment income (loss)(a) (0.17) (0.13) (0.18) (0.38) (0.31)
Net realized and unrealized gains (losses) 5.25 3.55 (10.74) 2.88 12.22
Total from Investment Activities 5.08 3.42 (10.92) 2.50 11.91
Distributions to Shareholders from:
Net realized gains — — (5.90) (9.04) (6.65)
Total Distributions — — (5.90) (9.04) (6.65)
Net Asset Value, End of Period $26.39 $21.31 $17.89 $34.71 $41.25
Total Return(b) 23.84% 19.12% (32.21)% 7.23% 33.65%
Ratios to Average Net Assets:
Net Expenses(c) 1.06% 1.06% 1.06% 1.06% 1.06%
Net Investment Income (Loss) (0.71)% (0.66)% (0.69)% (0.88)% (0.80)%
Gross Expenses(c) 5.43% 3.62% 2.65% 1.83% 4.52%
Supplemental Data:
Net Assets at end of period (000's) $368 $364 $594 $1,231 $710
Portfolio Turnover(d) 129% 137% 131%(e) 75% 73%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(e) Current year rate reflects an increase in trading activity due to asset allocation shift.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
32
See notes to financial statements.
Victory RS Select Growth Fund
Class Y
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Net Asset Value, Beginning of Period $21.04 $17.68 $34.43 $41.02 $35.84
Investment Activities:
Net investment income (loss)(a) (0.18) (0.14) (0.20) (0.41) (0.33)
Net realized and unrealized gains (losses) 5.18 3.50 (10.65) 2.86 12.16
Total from Investment Activities 5.00 3.36 (10.85) 2.45 11.83
Distributions to Shareholders from:
Net realized gains — — (5.90) (9.04) (6.65)
Total Distributions — — (5.90) (9.04) (6.65)
Net Asset Value, End of Period $26.04 $21.04 $17.68 $34.43 $41.02
Total Return(b) 23.72% 19.00% (32.27)% 7.15% 33.57%
Ratios to Average Net Assets:
Net Expenses(c) 1.14% 1.14% 1.14% 1.14% 1.14%
Net Investment Income (Loss) (0.79)% (0.73)% (0.76)% (0.95)% (0.88)%
Gross Expenses(c) 1.30% 1.28% 1.24% 1.21% 1.24%
Supplemental Data:
Net Assets at end of period (000's) $24,858 $28,447 $31,532 $70,192 $93,844
Portfolio Turnover(d) 129% 137% 131%(e) 75% 73%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(e) Current year rate reflects an increase in trading activity due to asset allocation shift.

33
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory RS Mid Cap Growth Fund
Class A
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Net Asset Value, Beginning of Period $18.30 $15.52 $24.76 $32.99 $25.56
Investment Activities:
Net investment income (loss)(a) (0.16) (0.12) (0.14) (0.33) (0.20)
Net realized and unrealized gains (losses) 4.55 2.90 (8.41) 1.60 8.98
Total from Investment Activities 4.39 2.78 (8.55) 1.27 8.78
Distributions to Shareholders from:
Net realized gains — — (0.69) (9.50) (1.35)
Return of capital — — —(b) — —
Total Distributions — — (0.69) (9.50) (1.35)
Net Asset Value, End of Period $22.69 $18.30 $15.52 $24.76 $32.99
Total Return (excludes sales charge)(c) 23.99% 17.91% (34.68)% 4.68% 34.47%
Ratios to Average Net Assets:
Net Expenses(d) 1.20% 1.20% 1.21%(e) 1.20% 1.20%
Net Investment Income (Loss) (0.78)% (0.73)% (0.76)% (0.98)% (0.75)%
Gross Expenses(d) 1.45% 1.44% 1.40% 1.33% 1.35%
Supplemental Data:
Net Assets at end of period (000's) $54,223 $51,156 $47,664 $88,064 $93,072
Portfolio Turnover(f) 126% 119% 133% 90% 92%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Amount is less than $0.005 per share.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Does not include acquired fund fees and expenses, if any.
(e) Includes impact of Interfund lending fees. Without these Interfund lending fees, the net expense ratio would have been at the contractual expense cap.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
34
See notes to financial statements.
Victory RS Mid Cap Growth Fund
Class C
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Net Asset Value, Beginning of Period $13.86 $11.86 $19.34 $28.05 $22.08
Investment Activities:
Net investment income (loss)(a) (0.26) (0.21) (0.25) (0.52) (0.38)
Net realized and unrealized gains (losses) 3.43 2.21 (6.54) 1.31 7.70
Total from Investment Activities 3.17 2.00 (6.79) 0.79 7.32
Distributions to Shareholders from:
Net realized gains — — (0.69) (9.50) (1.35)
Return of capital — — —(b) — —
Total Distributions — — (0.69) (9.50) (1.35)
Net Asset Value, End of Period $17.03 $13.86 $11.86 $19.34 $28.05
Total Return (excludes contingent deferred sales charge)(c) 22.87% 16.86% (35.30)% 3.75% 33.30%
Ratios to Average Net Assets:
Net Expenses(d) 2.11% 2.11% 2.12%(e) 2.09% 2.11%
Net Investment Income (Loss) (1.70)% (1.63)% (1.69)% (1.87)% (1.65)%
Gross Expenses(d) 4.03% 2.57% 2.25% 2.09% 2.14%
Supplemental Data:
Net Assets at end of period (000's) $493 $1,123 $3,312 $12,054 $17,325
Portfolio Turnover(f) 126% 119% 133% 90% 92%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Amount is less than $0.005 per share.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Does not include acquired fund fees and expenses, if any.
(e) Includes impact of Interfund lending fees. Without these Interfund lending fees, the net expense ratio would have been at the contractual expense cap.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

35
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory RS Mid Cap Growth Fund
Class R6
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Net Asset Value, Beginning of Period $19.71 $16.68 $26.46 $34.53 $26.63
Investment Activities:
Net investment income (loss)(a) (0.11) (0.08) (0.11) (0.25) (0.14)
Net realized and unrealized gains (losses) 4.91 3.11 (8.98) 1.68 9.39
Total from Investment Activities 4.80 3.03 (9.09) 1.43 9.25
Distributions to Shareholders from:
Net realized gains — — (0.69) (9.50) (1.35)
Return of capital — — —(b) — —
Total Distributions — — (0.69) (9.50) (1.35)
Net Asset Value, End of Period $24.51 $19.71 $16.68 $26.46 $34.53
Total Return(c) 24.35% 18.17% (34.49)% 4.95% 34.86%
Ratios to Average Net Assets:
Net Expenses(d) 0.94% 0.94% 0.95%(e) 0.94% 0.94%
Net Investment Income (Loss) (0.52)% (0.47)% (0.54)% (0.73)% (0.49)%
Gross Expenses(d) 2.03% 1.77% 1.16% 0.98% 1.01%
Supplemental Data:
Net Assets at end of period (000's) $1,600 $1,406 $2,360 $19,731 $27,861
Portfolio Turnover(f) 126% 119% 133% 90% 92%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Amount is less than $0.005 per share.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Does not include acquired fund fees and expenses, if any.
(e) Includes impact of Interfund lending fees. Without these Interfund lending fees, the net expense ratio would have been at the contractual expense cap.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
36
See notes to financial statements.
Victory RS Mid Cap Growth Fund
Class Y
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Net Asset Value, Beginning of Period $19.67 $16.65 $26.43 $34.50 $26.61
Investment Activities:
Net investment income (loss)(a) (0.12) (0.09) (0.11) (0.26) (0.14)
Net realized and unrealized gains (losses) 4.91 3.11 (8.98) 1.69 9.38
Total from Investment Activities 4.79 3.02 (9.09) 1.43 9.24
Distributions to Shareholders from:
Net realized gains — — (0.69) (9.50) (1.35)
Return of capital — — —(b) — —
Total Distributions — — (0.69) (9.50) (1.35)
Net Asset Value, End of Period $24.46 $19.67 $16.65 $26.43 $34.50
Total Return(c) 24.29% 18.20% (34.53)% 4.96% 34.84%
Ratios to Average Net Assets:
Net Expenses(d) 0.95% 0.95% 0.96%(e) 0.95% 0.95%
Net Investment Income (Loss) (0.53)% (0.47)% (0.53)% (0.73)% (0.50)%
Gross Expenses(d) 1.17% 1.12% 1.13% 1.09% 1.10%
Supplemental Data:
Net Assets at end of period (000's) $18,579 $20,967 $28,192 $249,373 $466,342
Portfolio Turnover(f) 126% 119% 133% 90% 92%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Amount is less than $0.005 per share.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Does not include acquired fund fees and expenses, if any.
(e) Includes impact of Interfund lending fees. Without these Interfund lending fees, the net expense ratio would have been at the contractual expense cap.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

37
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory RS Mid Cap Growth Fund
Member Class
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
November 3,
2020(a)
through
December 31,
2020
Net Asset Value, Beginning of Period $18.41 $15.59 $24.84 $33.00 $29.16
Investment Activities:
Net investment income (loss)(b) (0.13) (0.10) (0.11) (0.28) (0.04)
Net realized and unrealized gains (losses) 4.58 2.92 (8.45) 1.62 5.23
Total from Investment Activities 4.45 2.82 (8.56) 1.34 5.19
Distributions to Shareholders from:
Net realized gains — — (0.69) (9.50) (1.35)
Return of capital — — —(c) — —
Total Distributions — — (0.69) (9.50) (1.35)
Net Asset Value, End of Period $22.86 $18.41 $15.59 $24.84 $33.00
Total Return(d)(e) 24.17% 18.09% (34.61)% 4.88% 17.94%
Ratios to Average Net Assets:
Net Expenses(f)(g) 1.05% 1.05% 1.05% 1.05% 1.05%
Net Investment Income (Loss)(f) (0.63)% (0.57)% (0.58)% (0.85)% (0.71)%
Gross Expenses(f)(g) 2.64% 2.71% 2.60% 5.66% 31.23%
Supplemental Data:
Net Assets at end of period (000's) $1,618 $1,073 $911 $957 $109
Portfolio Turnover(d)(h) 126% 119% 133% 90% 92%
(a) Commencement of operations.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Amount is less than $0.005 per share.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) Does not include acquired fund fees and expenses, if any.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
38
See notes to financial statements.
Victory RS Growth Fund
Class A
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Net Asset Value, Beginning of Period $24.64 $17.06 $26.14 $23.84 $19.22
Investment Activities:
Net investment income (loss)(a) (0.19) (0.11) (0.11) (0.18) (0.08)
Net realized and unrealized gains (losses) 8.73 7.73 (8.57) 4.85 6.89
Total from Investment Activities 8.54 7.62 (8.68) 4.67 6.81
Distributions to Shareholders from:
Net investment income — — — (0.02) —
Net realized gains (2.32) (0.04) (0.40) (2.35) (2.19)
Total Distributions (2.32) (0.04) (0.40) (2.37) (2.19)
Net Asset Value, End of Period $30.86 $24.64 $17.06 $26.14 $23.84
Total Return (excludes sales charge)(b) 34.36% 44.65% (33.31)% 19.91% 35.64%
Ratios to Average Net Assets:
Net Expenses(c) 1.10% 1.10% 1.10% 1.10% 1.10%
Net Investment Income (Loss) (0.63)% (0.53)% (0.53)% (0.71)% (0.37)%
Gross Expenses(c) 1.17% 1.18% 1.18% 1.17% 1.19%
Supplemental Data:
Net Assets at end of period (000's) $319,339 $253,304 $189,042 $308,663 $274,388
Portfolio Turnover(d) 50% 62% 96% 62% 73%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

39
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory RS Growth Fund
Class C
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Net Asset Value, Beginning of Period $18.34 $12.81 $19.94 $18.80 $15.63
Investment Activities:
Net investment income (loss)(a) (0.31) (0.22) (0.21) (0.31) (0.20)
Net realized and unrealized gains (losses) 6.48 5.79 (6.52) 3.80 5.56
Total from Investment Activities 6.17 5.57 (6.73) 3.49 5.36
Distributions to Shareholders from:
Net realized gains (2.32) (0.04) (0.40) (2.35) (2.19)
Total Distributions (2.32) (0.04) (0.40) (2.35) (2.19)
Net Asset Value, End of Period $22.19 $18.34 $12.81 $19.94 $18.80
Total Return (excludes contingent deferred sales charge)(b) 33.23% 43.46% (33.89)% 18.95% 34.55%
Ratios to Average Net Assets:
Net Expenses(c) 1.93% 1.93% 1.93% 1.93% 1.93%
Net Investment Income (Loss) (1.46)% (1.36)% (1.37)% (1.54)% (1.20)%
Gross Expenses(c) 3.52% 3.33% 2.78% 1.99% 2.43%
Supplemental Data:
Net Assets at end of period (000's) $863 $1,022 $689 $1,733 $3,731
Portfolio Turnover(d) 50% 62% 96% 62% 73%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
40
See notes to financial statements.
Victory RS Growth Fund
Class Y
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Net Asset Value, Beginning of Period $26.29 $18.15 $27.70 $25.13 $20.11
Investment Activities:
Net investment income (loss)(a) (0.11) (0.06) (0.06) (0.12) (0.02)
Net realized and unrealized gains (losses) 9.30 8.24 (9.09) 5.13 7.23
Total from Investment Activities 9.19 8.18 (9.15) 5.01 7.21
Distributions to Shareholders from:
Net investment income — —(b) — (0.09) —
Net realized gains (2.32) (0.04) (0.40) (2.35) (2.19)
Total Distributions (2.32) (0.04) (0.40) (2.44) (2.19)
Net Asset Value, End of Period $33.16 $26.29 $18.15 $27.70 $25.13
Total Return(c) 34.68% 45.05% (33.13)% 20.22% 36.06%
Ratios to Average Net Assets:
Net Expenses(d) 0.83% 0.83% 0.83% 0.83% 0.83%
Net Investment Income (Loss) (0.36)% (0.26)% (0.26)% (0.44)% (0.09)%
Gross Expenses(d) 0.98% 0.97% 0.95% 0.91% 0.99%
Supplemental Data:
Net Assets at end of period (000's) $27,527 $22,116 $18,286 $33,772 $29,875
Portfolio Turnover(e) 50% 62% 96% 62% 73%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Amount is less than $0.005 per share.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Does not include acquired fund fees and expenses, if any.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

41
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory RS Science and Technology Fund
Class A
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Net Asset Value, Beginning of Period $20.23 $15.26 $28.34 $36.35 $23.37
Investment Activities:
Net investment income (loss)(a) (0.29) (0.22) (0.22) (0.46) (0.34)
Net realized and unrealized gains (losses) 6.95 5.19 (12.07) (3.10) 15.48
Total from Investment Activities 6.66 4.97 (12.29) (3.56) 15.14
Distributions to Shareholders from:
Net realized gains — — (0.79) (4.45) (2.16)
Total Distributions — — (0.79) (4.45) (2.16)
Net Asset Value, End of Period $26.89 $20.23 $15.26 $28.34 $36.35
Total Return (excludes sales charge)(b) 32.92% 32.57% (43.51)% (9.25)% 65.03%
Ratios to Average Net Assets:
Net Expenses(c) 1.48% 1.49% 1.47% 1.47% 1.48%
Net Investment Income (Loss) (1.25)% (1.28)% (1.20)% (1.28)% (1.22)%
Gross Expenses(c) 1.48% 1.49% 1.48% 1.47% 1.48%
Supplemental Data:
Net Assets at end of period (000's) $175,238 $145,950 $130,060 $250,490 $320,605
Portfolio Turnover(d) 39% 77% 56% 46% 30%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
42
See notes to financial statements.
Victory RS Science and Technology Fund
Class C
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Net Asset Value, Beginning of Period $13.37 $10.17 $19.48 $26.81 $17.73
Investment Activities:
Net investment income (loss)(a) (0.31) (0.24) (0.26) (0.55) (0.41)
Net realized and unrealized gains (losses) 4.57 3.44 (8.26) (2.33) 11.65
Total from Investment Activities 4.26 3.20 (8.52) (2.88) 11.24
Distributions to Shareholders from:
Net realized gains — — (0.79) (4.45) (2.16)
Total Distributions — — (0.79) (4.45) (2.16)
Net Asset Value, End of Period $17.63 $13.37 $10.17 $19.48 $26.81
Total Return (excludes contingent deferred sales charge)(b) 31.76% 31.56% (43.95)% (10.03)% 63.71%
Ratios to Average Net Assets:
Net Expenses(c) 2.28% 2.28% 2.28% 2.28% 2.28%
Net Investment Income (Loss) (2.05)% (2.07)% (2.01)% (2.09)% (2.03)%
Gross Expenses(c) 2.57% 2.51% 2.40% 2.28% 2.32%
Supplemental Data:
Net Assets at end of period (000's) $4,146 $4,816 $4,725 $11,168 $18,398
Portfolio Turnover(d) 39% 77% 56% 46% 30%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

43
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory RS Science and Technology Fund
Class Y
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Net Asset Value, Beginning of Period $22.70 $17.08 $31.49 $39.73 $25.36
Investment Activities:
Net investment income (loss)(a) (0.27) (0.20) (0.20) (0.41) (0.29)
Net realized and unrealized gains (losses) 7.81 5.82 (13.42) (3.38) 16.82
Total from Investment Activities 7.54 5.62 (13.62) (3.79) 16.53
Distributions to Shareholders from:
Net realized gains — — (0.79) (4.45) (2.16)
Total Distributions — — (0.79) (4.45) (2.16)
Net Asset Value, End of Period $30.24 $22.70 $17.08 $31.49 $39.73
Total Return(b) 33.22% 32.90% (43.38)% (9.04)% 65.40%
Ratios to Average Net Assets:
Net Expenses(c) 1.24% 1.24% 1.24% 1.23% 1.24%
Net Investment Income (Loss) (1.01)% (1.03)% (0.97)% (1.05)% (0.99)%
Gross Expenses(c) 1.29% 1.29% 1.28% 1.23% 1.26%
Supplemental Data:
Net Assets at end of period (000's) $25,150 $24,281 $28,503 $81,080 $109,275
Portfolio Turnover(d) 39% 77% 56% 46% 30%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
44
See notes to financial statements.
Victory RS Small Cap Equity Fund
Class A
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Net Asset Value, Beginning of Period $8.12 $7.57 $13.32 $18.02 $16.05
Investment Activities:
Net investment income (loss)(a) (0.09) (0.09) (0.11) (0.21) (0.19)
Net realized and unrealized gains (losses) 2.06 0.64 (4.81) (1.28) 6.17
Total from Investment Activities 1.97 0.55 (4.92) (1.49) 5.98
Distributions to Shareholders from:
Net realized gains — — (0.83) (3.21) (4.01)
Total Distributions — — (0.83) (3.21) (4.01)
Net Asset Value, End of Period $10.09 $8.12 $7.57 $13.32 $18.02
Total Return (excludes sales charge)(b) 24.26% 7.27% (37.21)% (7.36)% 37.99%
Ratios to Average Net Assets:
Net Expenses(c) 1.35% 1.35% 1.31% 1.25% 1.29%
Net Investment Income (Loss) (1.03)% (1.11)% (1.19)% (1.18)% (1.14)%
Gross Expenses(c) 1.40% 1.37% 1.31% 1.25% 1.29%
Supplemental Data:
Net Assets at end of period (000's) $31,888 $27,524 $33,527 $60,699 $76,611
Portfolio Turnover(d) 206% 192% 151% 113% 157%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

45
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory RS Small Cap Equity Fund
Class C
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021(a)
Year
Ended
December 31,
2020(a)
Net Asset Value, Beginning of Period $8.10 $7.61 $13.49 $18.39 $49.61
Investment Activities:
Net investment income (loss)(b) (0.16) (0.15) (0.19) (0.37) (0.84)
Net realized and unrealized gains (losses) 2.06 0.64 (4.86) (1.32) 17.74
Total from Investment Activities 1.90 0.49 (5.05) (1.69) 16.90
Distributions to Shareholders from:
Net realized gains — — (0.83) (3.21) (48.12)
Total Distributions — — (0.83) (3.21) (48.12)
Net Asset Value, End of Period $10.00 $8.10 $7.61 $13.49 $18.39
Total Return (excludes contingent deferred sales charge)(c) 23.46% 6.44% (37.71)% (8.14)% 36.75%
Ratios to Average Net Assets:
Net Expenses(d) 2.10% 2.10% 2.10% 2.10% 2.10%
Net Investment Income (Loss) (1.80)% (1.86)% (1.99)% (2.04)% (1.94)%
Gross Expenses(d) 21.40% 12.00% 7.52% 4.32% 5.26%
Supplemental Data:
Net Assets at end of period (000's) $67 $93 $169 $380 $515
Portfolio Turnover(e) 206% 192% 151% 113% 157%
(a) Per share amounts were adjusted for a 1:12 reverse stock split effective December 3, 2021.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Does not include acquired fund fees and expenses, if any.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
46
See notes to financial statements.
Victory RS Small Cap Equity Fund
Class Y
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Net Asset Value, Beginning of Period $8.61 $8.01 $13.98 $18.71 $16.52
Investment Activities:
Net investment income (loss)(a) (0.07) (0.07) (0.10) (0.19) (0.16)
Net realized and unrealized gains (losses) 2.19 0.67 (5.04) (1.33) 6.36
Total from Investment Activities 2.12 0.60 (5.14) (1.52) 6.20
Distributions to Shareholders from:
Net realized gains — — (0.83) (3.21) (4.01)
Total Distributions — — (0.83) (3.21) (4.01)
Net Asset Value, End of Period $10.73 $8.61 $8.01 $13.98 $18.71
Total Return(b) 24.62% 7.49% (37.02)% (7.25)% 38.24%
Ratios to Average Net Assets:
Net Expenses(c) 1.10% 1.10% 1.10% 1.10% 1.10%
Net Investment Income (Loss) (0.78)% (0.86)% (0.98)% (1.03)% (0.95)%
Gross Expenses(c) 1.68% 1.55% 1.44% 1.10% 1.58%
Supplemental Data:
Net Assets at end of period (000's) $2,877 $2,401 $1,838 $3,095 $4,449
Portfolio Turnover(d) 206% 192% 151% 113% 157%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

47
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory RS Small Cap Equity Fund
Member Class
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
November 3,
2020(a)
through
December 31,
2020
Net Asset Value, Beginning of Period $8.16 $7.60 $13.34 $18.04 $17.72
Investment Activities:
Net investment income (loss)(b) (0.07) (0.07) (0.10) (0.19) (0.04)
Net realized and unrealized gains (losses) 2.07 0.63 (4.81) (1.30) 4.37
Total from Investment Activities 2.00 0.56 (4.91) (1.49) 4.33
Distributions to Shareholders from:
Net realized gains — — (0.83) (3.21) (4.01)
Total Distributions — — (0.83) (3.21) (4.01)
Net Asset Value, End of Period $10.16 $8.16 $7.60 $13.34 $18.04
Total Return(c)(d) 24.51% 7.37% (37.08)% (7.35)% 25.09%
Ratios to Average Net Assets:
Net Expenses(e)(f) 1.15% 1.15% 1.15% 1.15% 1.15%
Net Investment Income (Loss)(e) (0.82)% (0.91)% (1.03)% (1.08)% (1.14)%
Gross Expenses(e)(f) 2.22% 2.26% 2.44% 3.55% 23.73%
Supplemental Data:
Net Assets at end of period (000's) $2,213 $1,556 $1,454 $1,394 $218
Portfolio Turnover(c)(g) 206% 192% 151% 113% 157%
(a) Commencement of operations.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Notes to Financial Statements
December 31, 2024
Victory Portfolios
48
1. Organization:
Victory Portfolios (the “Trust”) is organized as a Delaware statutory trust and the Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 37 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001 per share.
The accompanying financial statements are those of the following six funds (collectively, the “Funds” and individually, a “Fund”). Each Fund is classified as diversified under the 1940 Act.
* Effective March 28, 2024, the Fund's Class R shares were converted to Class A shares.
Each class of shares of a Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares. Victory Capital Management Inc. (“VCM” or the “Adviser”) is an indirect wholly owned subsidiary of Victory
Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.  The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Trust’s Board of Trustees (the “Board”), has established the Pricing and Liquidity
Committee (the “Committee”), and subject to Board oversight, the Committee administers and oversees the Funds’ valuation policies and procedures, which are approved by the Board.
Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds (“ETFs”) and American Depositary Receipts,
are valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing
Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies, other than ETFs, are valued at their net asset value (“NAV”). These valuations are typically categorized as Level 1 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities
Funds (Legal Name) Funds (Short Name) Investment Share Classes Offered
Victory RS Small Cap Growth Fund* RS Small Cap Growth Fund A, C, R6, and Y
Victory RS Select Growth Fund* RS Select Growth Fund A, C, R6, and Y
Victory RS Mid Cap Growth Fund* RS Mid Cap Growth Fund A, C, R6, Y, and Member Class
Victory RS Growth Fund* RS Growth Fund A, C, and Y
Victory RS Science and Technology Fund* RS Science and Technology Fund A, C, and Y
Victory RS Small Cap Equity Fund* RS Small Cap Equity Fund A, C, Y, and Member Class

Notes to Financial Statements — continued
December 31, 2024
Victory Portfolios
49
may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Funds’ NAV to be more reliable than it otherwise would be.
A summary of the valuations as of December 31, 2024, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedules of Portfolio Investments:
As of December 31, 2024, there were no significant transfers into/out of Level 3.
Real Estate Investment Trusts (“REITs”):
The Funds may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITs will be reclassified to realized gains or return of capital as estimated by the Funds based on calendar year-end information as it becomes known or available.
Investment Companies:
Open-End Funds:
The Funds may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily  using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis.
Withholding taxes on interest, dividends, and gains as a result of certain investments by the Funds have been provided for in accordance with each investment’s applicable country’s tax rules and rates.
Level 1 Level 2 Level 3 Total
RS Small Cap Growth Fund
Common Stocks ............................ $ 481,278,620 $ — $ — $ 481,278,620
Collateral for Securities Loaned ................ 5,247,000 — — 5,247,000
Total .................................... $ 486,525,620 $ — $ — $ 486,525,620
RS Select Growth Fund
Common Stocks ............................ 95,099,599 — — 95,099,599
Collateral for Securities Loaned ................ 1,320,000 — — 1,320,000
Total .................................... $ 96,419,599 $ — $ — $ 96,419,599
RS Mid Cap Growth Fund
Common Stocks ............................ 76,372,327 — — 76,372,327
Total .................................... $ 76,372,327 $ — $ — $ 76,372,327
RS Growth Fund
Common Stocks ............................ 344,916,234 — — 344,916,234
Total .................................... $ 344,916,234 $ — $ — $ 344,916,234
RS Science and Technology Fund
Common Stocks ............................ 203,420,575 — — 203,420,575
Warrants ................................. 8,779 —(a) —(a) 8,779
Collateral for Securities Loaned ................ 893,012 — — 893,012
Total ....................................
$ 204,322,366 $ —(a) $ —(a) $ 204,322,366
RS Small Cap Equity Fund
Common Stocks ............................ 36,554,350 — — 36,554,350
Total .................................... $ 36,554,350 $ — $ — $ 36,554,350
(a) Rounds to less than $1.

Notes to Financial Statements — continued
December 31, 2024
Victory Portfolios
50
Securities Lending:
The Funds, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend their securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank.  Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-
cash collateral can include U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”)
guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted
on the Funds’ Schedules of Portfolio Investments. The Funds effectively do not have control of the non-cash collateral and therefore it is not disclosed on the Funds’ Schedules of Portfolio Investments. Collateral requirements are determined daily based on the value of the Funds’
securities on loan as of the end of the prior business day.  During the time portfolio securities are on loan, the borrower will pay the Funds any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Funds also earn a return from the collateral. The Funds pay Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statements of Operations.
Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days.  Although risk is mitigated by the collateral, a Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Funds’ agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Funds may not be sold or repledged, except to satisfy borrower default.
The following table is a summary of the Funds’ securities lending transactions as of December 31, 2024:
Federal Income Taxes:
Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Funds have a tax year end of December 31.
For the year ended December 31, 2024, the Funds did not incur any income tax, interest, or penalties, and have recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to a Fund are charged to that Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statements of Operations, as applicable, as Fees paid indirectly.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the year ended December 31, 2024, were as follows:
Value of
Securities on Loan
Non-Cash
Collateral Cash Collateral
RS Small Cap Growth Fund ......................................... $ 5,091,405 $ — $ 5,247,000
RS Select Growth Fund ............................................ 1,260,000 — 1,320,000
RS Science and Technology Fund ..................................... 800,262 — 893,012

Notes to Financial Statements — continued
December 31, 2024
Victory Portfolios
51
4. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Funds by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annualized rate based on a percentage of the average daily net assets of each Fund. The rates at which the Adviser is paid by each Fund are included in the table below.
* The rates disclosed here were in effect beginning January 17, 2024. Prior to that, the flat rate was 0.95%.
Amounts incurred and paid to VCM for the year ended December 31, 2024, are reflected on the Statements of Operations as Investment advisory fees.
Administration and Servicing Fees:
VCM also serves as the Funds’ administrator and fund accountant. Under the Administration and Fund Accounting Agreement, VCM is paid an administration fee based on a percentage of the average daily net assets of the Trust, Victory Variable Insurance Funds and Victory Portfolios II.
The tiered rates at which VCM is paid by the Funds are shown in the table below:
Amounts incurred for the year ended December 31, 2024, are reflected on the Statements of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Funds pursuant to the Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Funds reimburse VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Funds. Amounts incurred for the year ended December 31, 2024, are reflected on the Statements of Operations as
Sub-Administration fees.
The Funds (as part of the Trust) have entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, and Victory Portfolios II, in aggregate, compensate the Adviser for these services. Amounts incurred for the year ended December 31, 2024, are reflected on the Statements of Operations as Compliance fees.
Excluding U.S. Government Securities
Purchases Sales
RS Small Cap Growth Fund ........................................................... $ 623,074,402 $ 753,872,783
RS Select Growth Fund .............................................................. 120,651,381 139,925,155
RS Mid Cap Growth Fund ............................................................ 94,044,218 110,753,835
RS Growth Fund ................................................................... 158,823,137 185,643,396
RS Science and Technology Fund ....................................................... 72,558,420 98,127,161
RS Small Cap Equity Fund ............................................................ 69,355,122 73,134,223
RS Small Cap Growth Fund*
Tiered Rate
Up to $1 billion Next $1 billion Over $2 billion
0.95% 0.825% 0.75%
Flat Rate
RS Select Growth Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.00%
RS Mid Cap Growth Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.85%
RS Growth Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.75%
RS Science and Technology Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.00%
RS Small Cap Equity Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.75%
Net Assets
Up to $15 billion $15 billion — $30 billion Over $30 billion
0.08%, plus 0.05%, plus 0.04%

Notes to Financial Statements — continued
December 31, 2024
Victory Portfolios
52
Transfer Agency Fees:
FIS Investor Services, LLC (“FIS”) serves as the Funds’ transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.  Amounts incurred for the year ended December 31, 2024, are reflected on the Statements of Operations as Transfer agent fees.
Victory Capital Transfer Agency, Inc., an affiliate of the Adviser, serves as sub-transfer agent for the Member Class. Amounts incurred for the year ended December 31, 2024, if any, are reflected on the Statements of Operations as Transfer agent fees.
Sub-Transfer Agency Fees:
The Funds have entered into Sub-Transfer Agency Agreements with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Funds and have agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. These services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Funds’ transfer agent. Amounts incurred for the year ended December
31, 2024, are reflected on the Statements of Operations as Sub-Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Funds pursuant to a Distribution Agreement between the Distributor and the Trust.
Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee up to the annual rate shown in the table below:
* Rate was in effect until March 28, 2024 at which time the Fund's Class R shares were converted into Class A shares.
The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activities primarily intended to result in the sale of Class A, Class C, and Class R. Amounts incurred for the year ended December 31, 2024, are reflected on the Statements of Operations as 12b-1 fees.
In addition, the Distributor is entitled to receive commissions in connection with sales of the Class A. For the year ended December 31, 2024, the Distributor received the following from commissions earned in connection with sales of Class A:
Other Fees:
Citibank serves as the Funds’ custodian. The Funds pay Citibank a fee for providing these services. Amounts incurred for the year ended
December 31, 2024, are reflected on the Statements of Operations as Custodian fees.
Sidley Austin LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Trust. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the Funds in any fiscal year exceed the expense limits for the Funds. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Funds’ business are excluded from the expense limits. As of December 31, 2024, the expense limits
(excluding voluntary waivers) were as follows:
Class A Class C Class R
RS Small Cap Growth Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% 1.00% 0.50%*
RS Select Growth Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% 1.00% 0.50%*
RS Mid Cap Growth Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% 1.00% 0.50%*
RS Growth Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% 1.00% 0.50%*
RS Science and Technology Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% 1.00% 0.50%*
RS Small Cap Equity Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% 1.00% 0.50%*
Amount
RS Small Cap Growth Fund ............................................................................. $ 988
RS Select Growth Fund ................................................................................ 146
RS Mid Cap Growth Fund .............................................................................. 210
RS Growth Fund ..................................................................................... 2,014
RS Science and Technology Fund ......................................................................... 1,088
RS Small Cap Equity Fund .............................................................................. 356

Notes to Financial Statements — continued
December 31, 2024
Victory Portfolios
53
Under the terms of the expense limitation agreement, the Funds have agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Funds have not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at December 31, 2024.
For the year ended December 31, 2024, the following recoupment amounts were paid to the Adviser:
As of December 31, 2024, the following amounts are available to be repaid to the Adviser:
The Adviser may voluntarily waive or reimburse additional fees to assist the Funds in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Funds are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the year ended December 31, 2024.
Certain officers and/or interested trustees of the Funds are also officers and/or employees of the Adviser, administrator, fund accountant, legal counsel, and Distributor.
5. Risks:
The Funds may be subject to other risks in addition to these identified risks.
Equity Securities Risk — The value of the equity securities in which the Funds invest may decline in response to developments affecting individual companies and/or general economic conditions in the United States or abroad. A company’s earnings or dividends may not increase as expected (or may decline) because of poor management, competitive pressures, reliance on particular suppliers or geographical regions, labor problems or shortages, corporate restructurings, fraudulent disclosures, man-made or natural disasters, military confrontations or wars, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or last for extended periods.
General Market Risk — Overall market risks may affect the value of the Funds. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels, and other fiscal and monetary policy changes; cybersecurity incidents, pandemics, and other public health crises; sanctions against a particular foreign country, its nationals, businesses, or industries; and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
Sector Focus Risk —  To the extent the Funds focus in one or more sectors, such as the information technology and industrials sector, market or economic factors impacting those sectors could have a significant effect on the value of the Funds’ investments and could make the Funds’
performance more volatile.
In effect until April 30, 2025
Class A Class C Class R6 Class Y
Member
Class
RS Small Cap Growth Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.40% 2.16% 1.06% 1.13% N/A
RS Select Growth Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.40% 2.18% 1.06% 1.14% N/A
RS Mid Cap Growth Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.20% 2.11% 0.94% 0.95% 1.05%
RS Growth Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.10% 1.93% N/A 0.83% N/A
RS Science and Technology Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.49% 2.28% N/A 1.24% N/A
RS Small Cap Equity Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.35% 2.10% N/A 1.10% 1.15%
Amount
RS Small Cap Growth Fund ............................................................................. $ 3,114
RS Science and Technology Fund ......................................................................... 277
RS Small Cap Equity Fund .............................................................................. 796
Expires
2025
Expires
2026
Expires
2027 Total
RS Small Cap Growth Fund ............................................. $ 385,668 $ 231,318 $ 93,867 $ 710,853
RS Select Growth Fund ................................................ 161,679 159,745 163,578 485,002
RS Mid Cap Growth Fund .............................................. 395,245 202,180 222,681 820,106
RS Growth Fund ..................................................... 229,613 226,954 248,802 705,369
RS Science and Technology Fund ......................................... 23,151 21,768 25,169 70,088
RS Small Cap Equity Fund .............................................. 36,537 42,712 63,541 142,790

Notes to Financial Statements — continued
December 31, 2024
Victory Portfolios
54
Concentration Risk —  The RS Science and Technology Fund (herein, the Fund)  may concentrate its investments in a particular industry, as the term “concentration” is used in the 1940 Act. Concentrating investments in the science and technology related sectors increases the risk of loss because the stocks of many or all of the companies in the sectors may decline in value due to developments adversely affecting the sectors.
In addition, investors may buy or sell substantial amounts of the Fund’s shares in response to factors affecting or expected to affect the sectors, resulting in extreme inflows and outflows of cash into and out of the Fund. Such inflows or outflows might affect management of the Fund adversely to the extent they cause the Fund’s cash position or cash requirements to exceed normal levels.
Science and Technology Investment Risk —  Investments in science and technology companies (including those within the health care sector) may be highly volatile. Their values may be adversely affected by such factors as, for example, rapid technological change, changes in management personnel, changes in the competitive environment, and changes in investor sentiment. Many science and technology companies are small or mid-sized companies and may be newly organized.
Smaller-Capitalization Stock Risk — Small- and mid-sized companies are subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss. Smaller companies may have limited markets, product lines, or financial resources and lack management experience and may experience higher failure rates than larger companies.
Large-Capitalization Stock Risk — The securities of large-sized companies may underperform the securities of smaller-sized companies or the market as a whole. The growth rate of larger, more established companies may lag those of smaller companies, especially during periods of economic expansion.
6. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios II, and Victory Portfolios III (collectively, the "Victory
Funds Complex"), in aggregate, may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory
Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the year ended December 31, 2024, Citibank received an annual commitment fee of 0.15% on $300 million for providing the
Line of Credit. Each Fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed.
Interest is based on the one-month Secured Overnight Financing Rate plus 1.10 percent. Effective June 25, 2024, the agreement was renewed with a termination date of June 23, 2025, and the annual commitment fee of 0.15% remained unchanged. Interest charged to each Fund during the period, if applicable, is reflected on the Statements of Operations under Line of credit fees.
The average borrowing for the days outstanding and average interest rate for each Fund during the year ended December 31, 2024, were as follows:
* Based on the number of days borrowings were outstanding for the year ended December 31, 2024.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows each Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions.
The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to each Fund, if any, during the period, is reflected on the Statements of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by each Fund, if any, during the period, is reflected on the
Statements of Operations under Interfund lending.
The average borrowing or lending for the days outstanding and average interest rate for the Funds that utilized this Facility during the year ended December 31, 2024, were as follows:
Amount
Outstanding at
December 31, 2024
Average
Borrowing*
Average
Interest Rate*
Maximum
Borrowing
During the
Period
RS Growth Fund ......................................... $ — $ 1,400,000 5.50% $ 1,400,000

Notes to Financial Statements — continued
December 31, 2024
Victory Portfolios
55
* Based on the number of days borrowings were outstanding for the year ended December 31, 2024.
7. Federal Income Tax Information:
Dividends from net investment income, if any, are declared and paid as noted in the table below. Distributable net realized gains, if any, are declared and distributed at least annually from each Fund.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Funds may be reclassified as an offset to capital on the accompanying Statements of Assets and Liabilities.
As of December 31, 2024, on the Statements of Assets and Liabilities, as a result of permanent book-to-tax differences, reclassification adjustments were as follows:
The tax character of distributions paid during the tax years ended, as noted below, were as follows (total distributions paid may differ from the
Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid):
Borrower or
Lender
Amount
Outstanding at
December 31, 2024
Average
Borrowing*
Average
Interest Rate*
Maximum
Borrowing
During the
Period
RS Small Cap Growth Fund ........................ Borrower $ — $ 2,029,375 5.88% $ 3,343,000
RS Mid Cap Growth Fund ......................... Borrower — 834,000 5.92% 834,000
Declared Paid
RS Small Cap Growth Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Annually Annually
RS Select Growth Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Annually Annually
RS Mid Cap Growth Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Annually Annually
RS Growth Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Annually Annually
RS Science and Technology Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Annually Annually
RS Small Cap Equity Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Annually Annually
Total
Accumulated
Earnings
(Loss) Capital
RS Small Cap Growth Fund ................................................................... $ 663,452 $ (663,452)
RS Select Growth Fund ...................................................................... 356,131 (356,131)
RS Mid Cap Growth Fund .................................................................... 71,890 (71,890)
RS Growth Fund ........................................................................... (946,969) 946,969
RS Science and Technology Fund ............................................................... 2,045,937 (2,045,937)
Year Ended December 31, 2024
Distributions Paid From:
Ordinary
Income
Net Long-
Term Capital
Gains
Total
Distributions
Paid
RS Growth Fund .............................................................. $ 3,041,395 $ 21,428,573 $ 24,469,968
Year Ended December 31, 2023
Distributions
Paid From:
Net Long-
Term Capital
Gains
Total
Distributions
Paid
RS Growth Fund ........................................................................... $ 411,540 $ 411,540

Notes to Financial Statements — continued
December 31, 2024
Victory Portfolios
56
As of December 31, 2024, the components of accumulated earnings (loss) on a tax basis were as follows:
* Qualified late-year losses are comprised of post-October capital losses incurred after October 31 and certain late-year ordinary losses. Late-
year ordinary losses represent ordinary losses incurred after December 31 and specified losses incurred after October 31. These losses are deemed to arise on the first day of the Fund’s next taxable year.
** The difference between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales and passive foreign investment company adjustments.
As of December 31, 2024, the Funds had net capital loss carryforwards as shown in the table below.  It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used.
During the tax year ended December 31, 2024, the following Funds utilized capital loss carryforwards:
As of December 31, 2024, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation (depreciation) for investments were as follows:
8. New Accounting Pronouncement:
In this reporting period, the Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to
Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations.
The management committee of the Adviser acts as each Fund’s Chief Operating Decision Maker (“CODM”). Each Fund represents a single operating segment, as the CODM monitors the operating results of each Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Funds’ portfolio composition, total returns, expense ratios, and changes in net assets, which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within each Fund’s financial statements. Segment assets are reflected on the accompanying Statements of Assets and
Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statements of Operations.
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Earnings (Loss)
Accumulated
Capital And
Other Losses
Qualified
Late-Year
Losses*
Unrealized
Appreciation
(Depreciation)**
Total
Accumulated
Earnings (Loss)
RS Small Cap Growth Fund $ — $ — $ — $ (198,569,501) $ — $ 69,302,580 $ (129,266,921)
RS Select Growth Fund .. — 9,746,028 9,746,028 — — 15,248,952 24,994,980
RS Mid Cap Growth Fund — — — (8,035,505) — 17,618,884 9,583,379
RS Growth Fund ....... — 3,129,974 3,129,974 — (2,069,647) 208,201,586 209,261,913
RS Science and Technology
Fund ................ — — — (19,322,714) — 110,290,615 90,967,901
RS Small Cap Equity Fund 151,328 — 151,328 (16,176,611) — 2,002,647 (14,022,636)
Short-Term
Amount
Long-Term
Amount Total
RS Small Cap Growth Fund .............................................. $ (198,569,501) $ — $ (198,569,501)
RS Mid Cap Growth Fund ............................................... (8,035,505) — (8,035,505)
RS Science and Technology Fund .......................................... (19,322,714) — (19,322,714)
RS Small Cap Equity Fund ............................................... (10,481,521) (5,695,090) (16,176,611)
Amount
RS Small Cap Growth Fund ............................................................................. $ (81,657,182)
RS Select Growth Fund ................................................................................ (8,881,559)
RS Mid Cap Growth Fund .............................................................................. (13,440,352)
RS Science and Technology Fund ......................................................................... (19,681,984)
RS Small Cap Equity Fund .............................................................................. (7,970,462)
Cost of Investments
for Federal Tax
Purposes
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
RS Small Cap Growth Fund ......................... $ 417,223,040 $ 104,832,777 $ (35,530,197) $ 69,302,580
RS Select Growth Fund ............................ 81,170,647 19,734,519 (4,485,567) 15,248,952
RS Mid Cap Growth Fund .......................... 58,753,443 21,303,552 (3,684,668) 17,618,884
RS Growth Fund ................................. 136,714,648 210,254,511 (2,052,925) 208,201,586
RS Science and Technology Fund ..................... 94,031,751 118,287,800 (7,997,185) 110,290,615
RS Small Cap Equity Fund .......................... 34,551,703 4,496,276 (2,493,629) 2,002,647

57
Report of Independent Registered Public Accounting Firm
To the Shareholders and Board of Trustees of Victory Portfolios
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of Victory RS Small
Cap Growth Fund, Victory RS Select Growth Fund, Victory RS Mid Cap Growth Fund, Victory RS Growth Fund, Victory RS Science and
Technology Fund, and Victory RS Small Cap Equity Fund (the “Funds”), each a series of Victory Portfolios, as of December 31, 2024, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of
December 31, 2024, the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United
States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian, brokers and issuers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more investment companies advised by Victory Capital Management Inc. since 2015.
COHEN & COMPANY, LTD.
Cleveland, Ohio
February 21, 2025

Supplemental Information
December 31, 2024
Victory Portfolios
58
(Unaudited)
Additional Federal Income Tax Information
For the fiscal year ended December 31, 2024, the Funds hereby designate the maximum amount allowable of their net taxable income as qualified dividends taxed at individual net capital gain rates. Shareholders will be notified via IRS Form 1099 of the amounts for use in preparing their income tax return.
Dividends qualified for corporate dividends received deductions of:
For the year ended December 31, 2024, the following Funds designated short-term capital gain distributions in the amount of:
For the year ended December 31, 2024, the following Funds designated long-term capital gain distributions in the amount of:
Percent
RS Growth Fund ................................................................................... 46%
Amount
RS Growth Fund ................................................................................... $ 3,041,395
Amount
RS Growth Fund ................................................................................... $ 22,375,542

Victory Portfolios
59
(Unaudited)
Supplemental Information — continued
December 31, 2024
Considerations of the Board in Continuing the Investment Advisory Agreement (the “Agreement”)
The Board approved the Agreement on behalf of each of the Funds at a meeting, which was called for that purpose, on December 5, 2024. The
Board also considered information relating to the Funds and the Agreement provided throughout the year and, more specifically, at the meetings on October 21, 2024 and December 5, 2024. In considering whether to approve the Agreement, the Board requested from the Adviser certain information concerning the Funds to assist it in evaluating the terms of the Agreement. In response to the request from the Independent Trustees, the Adviser provided information and reports relevant to the continuation of the Agreement.
The Board, including the Independent Trustees, evaluated this information along with other information obtained throughout the year and was advised by legal counsel to the Funds and independent legal counsel to the Independent Trustees.
The Board considered each Fund’s advisory fee, expense ratio and investment performance as significant factors in determining whether the Agreement should be continued. In considering whether the compensation paid to the Adviser was fair and reasonable, the Board also evaluated, among other things, the following factors:
The requirements of the Funds for the services provided by the Adviser;
The nature, quality and extent of the services provided and expected to be provided;
The performance of the Funds as compared to comparable funds;
The fees payable for the services and whether the fee arrangements provided for economies of scale that would benefit Fund shareholders as the Funds grow (acknowledging that economies of scale can be complex to assess and typically are not directly measurable) and whether breakpoints would be appropriate;
Whether the fee would be sufficient to enable the Adviser to attract and retain experienced personnel and continue to provide quality services to the Funds;
The fees paid by other clients of the Adviser whose accounts are managed in a similar investment style and any differences in the services provided to the other clients compared to those provided to the Funds;
The total expenses of each Fund;
Management’s commitment to operating the Funds at competitive expense levels;
The profitability of the Adviser (as reflected by comparing fees earned against an estimate of the Adviser’s costs) with respect to the Adviser’s relationship with the Funds;
Research and other service benefits received by the Adviser obtained through payment of client commissions for securities transactions;
Other benefits received by the Adviser, and its affiliates, including revenues paid to the Adviser, or its affiliates, by the Funds for administration and fund accounting services, shareholder services and distribution;
The capabilities and financial condition of the Adviser;
Current economic and industry trends; and
The historical relationship between each Fund and the Adviser.
The Board reviewed each Fund’s gross management fee, comprised of the advisory fee plus the administrative services fee paid to the Adviser, in the context of the Adviser’s business and services with respect to each Fund individually and with respect to all the funds as a whole. The
Board retained an independent, third-party consultant to provide comparative information about fees, expenses and performance, and to design and maintain a database of relevant information designed to assist the Board in retrieving and analyzing comparative information. The Board met with the consultant to review its inputs and methodologies, among other things. The Board compared each Fund’s gross management fee and total operating expense ratio on a net and gross basis with the median gross management fee and median expense ratio of a universe of comparable mutual funds compiled by the consultant, and a peer group of funds selected by that consultant from the universe. The Board reviewed the factors and methodology used by the consultant in the selection of each Fund’s peer group, including the consultant’s selection of a broad universe of funds, the more specific universe of comparable funds, and peer groups of funds with comparable investment strategies and asset levels, among other factors. The Board also reviewed any changes to the consultant’s methodology as compared to the prior year, including those resulting from the Adviser’s input, if any. With respect to certain Funds, the Board also reviewed fees and other information related to the Adviser’s management of similarly managed institutional or private accounts, and the differences in the services provided to the other accounts. The Board noted that, except as noted below, none of the advisory fee arrangements for these Funds included breakpoints, which would be a structure that results in reduced fees as a fund grows. The Board discussed with the Adviser whether breakpoints in the advisory fees with respect to certain Funds would be desirable or appropriate now or in the future. The Board also considered the Adviser’s commitment to limit expenses as discussed in more detail below.
As in prior years, in evaluating the Adviser’s performance, the Board also considered how the Adviser addressed challenges related to changing market conditions and legal and regulatory developments affecting the Funds.
To help it evaluate the fees and expenses of each Fund with a total net expense ratio that ranked within the fourth quartile (most expensive) in relation to funds in a peer group selected by an independent third-party consultant, the Board requested, and the Adviser provided, supplemental information about fee levels and the nature of the services provided on a Fund-by-Fund basis as described in greater detail below. When a Fund’s management fee or total expenses were higher than those of other funds in the peer group, the Board considered factors that contributed to the

Supplemental Information — continued
December 31, 2024
Victory Portfolios
60
(Unaudited)
Fund’s management fee or the Fund’s total expenses, including, among other things, whether the Fund requires specific or specialized portfolio management, administration or oversight needs; the size of the Fund’s assets in relation to its peers; whether the Fund has experienced sustained redemptions leading to decreased assets; and the factors that resulted in, for example, rapid or recent changes in expenses. The Board also considered the extent to which the Adviser waives management fees and/or reimburses any Fund for other Fund-level expenses, including the extent to which any such waivers or reimbursements were applied at different rates for different share classes. The Board asked for and received information to help it evaluate the process that the Adviser uses to monitor whether any such waiver or reimbursement resulted in any potential
“cross-subsidization” of one share class by another share class.
The Board also reviewed the compliance and administrative services provided to the Funds by the Adviser and its affiliates, including the Adviser’s oversight of the Funds’ day-to-day operations and oversight of Fund accounting, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Funds and the Trust.
The Board reviewed each Fund’s performance over one-, three-, five- and ten-year periods (as applicable) against the performance of the Fund’s selected peer group and benchmark index. The Board recognized that the performance of the Fund and the peer group funds are net of expenses, while the performance of the benchmark index reflects gross returns.
When a Fund underperformed the funds in its selected peer group and/or benchmark index for any of the periods reported, the Board considered the magnitude and duration of that underperformance relative to the selected peer group and/or benchmark index (e.g., the amount by which a
Fund underperformed, including, for example, whether the Fund slightly underperformed or significantly underperformed its benchmark both in absolute and relative terms). For those Funds identified as having underperformed the selected peer group and/or benchmark index for multiple periods of time, the Board further inquired into the circumstances of its underperformance, including with respect to significant differences in investment strategy or securities exposure of the Fund as compared to its benchmark index and selected peer group. In these cases, the Board discussed with the Adviser each such Fund’s performance, potential reasons for the relative performance, and, if necessary, steps that the
Adviser had taken, or intends to take, to improve performance, including, as appropriate, matters relating to staffing levels, and portfolio trading strategies, among other things.
When a Fund’s gross management fee, net management fee (gross management fees less any fees waived or expenses reimbursed by the
Adviser) or total net expenses ranked in the fourth quartile (most expensive), the Board considered the magnitude of differences relative to the selected peer group (e.g., the amount by which a Fund’s expenses differed, including, for example, whether the Fund’s fees and expenses were slightly or significantly higher as compared to funds in its selected peer group). The Board also considered the types of expenses paid by the funds in the Funds’ selected peer groups noting, for example, that certain funds in the Funds’ selected peer groups do not pay rule 12b-1 fees, and the changes in the selected peer groups as compared to prior years.
The Board also met with the portfolio managers of the Funds during the 12 months prior to voting on the contract renewal to discuss the Funds’
performance, and received a report each quarter on the Funds’ performance, among other things, from the Adviser’s President of Investment
Franchises & Solutions and Head of Product & Strategy. The Board also considered the Adviser’s responsiveness with respect to the relative performance. The Board recognized that the performance data reflects a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board further acknowledged that long-term performance could be affected by even one period of significant outperformance or underperformance. In this regard, the Board noted that performance, especially short-term performance, is only one of the factors that it deems relevant to its consideration of the Agreement.
The Board reviewed various other specific factors with respect to each Fund, as described below. In their deliberations, the Trustees did not rank the importance of any particular information or factor considered and each Trustee may have attributed different weights to various factors.
RS Growth Fund:
Performance. The Board compared the Fund’s Class A performance for the one-, three-, five- and ten-year periods ended June 30, 2024, to that of the median performance of the Fund’s peer group and benchmark index for the same periods and considered the fact that the Fund outperformed the benchmark index for the one-year period, underperformed the benchmark index for the three-, five- and ten-year periods, underperformed the peer group median for the one-, five- and ten-year periods, and outperformed the peer group median for the three-year period.
Fees and Expenses. The Board considered that, as compared to other funds in the Fund’s peer group, the Fund’s gross management fee ranked in the third quartile, the Fund’s net management fee (gross management fees less any fees waived or expenses reimbursed by the Adviser) ranked in the third quartile and the Fund’s total net expenses ranked in the third quartile. The Board also considered that the Fund benefited from a contractual agreement with the Adviser pursuant to which the Adviser waives and/or reimburses expenses for certain classes of the Fund’s shares, and that it believed that the waivers and/or reimbursements likely would stabilize the Fund’s expenses for those share classes during that period.
In evaluating the Agreement, the Board considered, in addition to those considerations described above and among other things: (1) the Fund’s management fee compared to comparable mutual funds; (2) the Fund’s total expense ratio compared to comparable mutual funds; (3) that the
Adviser’s willingness to limit the expenses of certain classes for a period of time likely would stabilize the Fund’s expenses for those share classes during that period; and (4) any discussions the Board had with the Adviser as outlined above. Taking these factors, among others, into consideration, the Board concluded that the Agreement continued to be in the best interests of the Fund’s shareholders.

Supplemental Information — continued
December 31, 2024
Victory Portfolios
61
(Unaudited)
RS Mid Cap Growth Fund:
Performance. The Board compared the Fund’s Class A performance for the one-, three-, five- and ten-year periods ended June 30, 2024, to that of the median performance of the Fund’s peer group and benchmark index for the same periods and considered the fact that the Fund underperformed both the benchmark index and the peer group median for all of the periods reviewed.
Fees and Expenses. The Board considered that, as compared to other funds in the Fund’s peer group, the Fund’s gross management fee ranked in the fourth quartile (most expensive), the Fund’s net management fee (gross management fees less any fees waived or expenses reimbursed by the Adviser) ranked in the second quartile and the Fund’s total net expenses ranked in the third quartile. The Board also considered that the
Fund benefited from a contractual agreement with the Adviser pursuant to which the Adviser waives and/or reimburses expenses for certain classes of the Fund’s shares, and that it believed that the waivers and/or reimbursements likely would stabilize the Fund’s expenses for those share classes during that period.
In evaluating the Agreement, the Board considered, in addition to those considerations described above and among other things: (1) the Fund’s management fee compared to comparable mutual funds; (2) the Fund’s total expense ratio compared to comparable mutual funds; (3) that the
Adviser’s willingness to limit the expenses of certain classes for a period of time likely would stabilize the Fund’s expenses for those share classes during that period; and (4) any discussions the Board had with the Adviser as outlined above. Taking these factors, among others, into consideration, the Board concluded that the Agreement continued to be in the best interests of the Fund’s shareholders.
RS Science and Technology Fund:
Performance. The Board compared the Fund’s Class A performance for the one-, three-, five- and ten-year periods ended June 30, 2024, to that of the median performance of the Fund’s peer group and benchmark index for the same periods and considered that the Fund underperformed both the benchmark index and the peer group median for all of the periods reviewed.
Fees and Expenses. The Board considered that, as compared to other funds in the Fund’s peer group, the Fund’s gross management fee ranked in the fourth quartile (most expensive), the Fund’s net management fee (gross management fees less any fees waived or expenses reimbursed by the Adviser) ranked in the fourth quartile (most expensive) and the Fund’s total net expenses ranked in the fourth quartile (most expensive).
The Board also considered that the Fund benefited from a contractual agreement with the Adviser pursuant to which the Adviser waives and/or reimburses expenses for certain classes of the Fund’s shares, and that it believed that the waivers and/or reimbursements likely would stabilize the Fund’s expenses for those share classes during that period.
In evaluating the Agreement, the Board considered, in addition to those considerations described above and among other things: (1) the Fund’s management fee compared to comparable mutual funds; (2) the Fund’s total expense ratio compared to comparable mutual funds; (3) that the
Adviser’s willingness to limit the expenses of certain classes for a period of time likely would stabilize the Fund’s expenses for those share classes during that period; and (4) any discussions the Board had with the Adviser as outlined above. Taking these factors, among others, into consideration, the Board concluded that the Agreement continued to be in the best interests of the Fund’s shareholders.
RS Select Growth Fund:
Performance. The Board compared the Fund’s Class A performance for the one-, three-, five- and ten-year periods ended June 30, 2024, to that of the median performance of the Fund’s peer group and benchmark index for the same periods and considered the fact that the Fund outperformed the benchmark index for the one-year period, underperformed the benchmark index for the three-, five- and ten-year periods, outperformed the peer group median for the one-year period, matched the peer group median for the three-year period, and underperformed the peer group median for the five- and ten-year periods.
Fees and Expenses. The Board considered that, as compared to other funds in the Fund’s peer group, the Fund’s gross management fee ranked in the fourth quartile (most expensive), the Fund’s net management fee (gross management fees less any fees waived or expenses reimbursed by the Adviser) ranked in the fourth quartile (most expensive) and the Fund’s total net expenses ranked in the fourth quartile (most expensive).
The Board also considered that the Fund benefited from a contractual agreement with the Adviser pursuant to which the Adviser waives and/or reimburses expenses for certain classes of the Fund’s shares, and that it believed that the waivers and/or reimbursements likely would stabilize the Fund’s expenses for those share classes during that period.
In evaluating the Agreement, the Board considered, in addition to those considerations described above and among other things: (1) the Fund’s management fee compared to comparable mutual funds; (2) the Fund’s total expense ratio compared to comparable mutual funds; (3) that the
Adviser’s willingness to limit the expenses of certain classes for a period of time likely would stabilize the Fund’s expenses for those share classes during that period; and (4) any discussions the Board had with the Adviser as outlined above. Taking these factors, among others, into consideration, the Board concluded that the Agreement continued to be in the best interests of the Fund’s shareholders.
RS Small Cap Equity Fund:
Performance. The Board compared the Fund’s Class A performance for the one-, three-, five- and ten-year periods ended June 30, 2024, to that of the median performance of the Fund’s peer group and benchmark index for the same periods and considered that the Fund underperformed both the benchmark index and the peer group median for all of the periods reviewed.
Fees and Expenses. The Board considered that, as compared to other funds in the Fund’s peer group, the Fund’s gross management fee ranked in the first quartile (least expensive), the Fund’s net management fee (gross management fees less any fees waived or expenses reimbursed by the
Adviser) ranked in the fourth quartile (most expensive) and the Fund’s total net expenses ranked in the third quartile. The Board also considered

Supplemental Information — continued
December 31, 2024
Victory Portfolios
62
(Unaudited)
that the Fund benefited from a contractual agreement with the Adviser pursuant to which the Adviser waives and/or reimburses expenses for certain classes of the Fund’s shares, and that it believed that the waivers and/or reimbursements likely would stabilize the Fund’s expenses for those share classes during that period.
In evaluating the Agreement, the Board considered, in addition to those considerations described above and among other things: (1) the Fund’s management fee compared to comparable mutual funds; (2) the Fund’s total expense ratio compared to comparable mutual funds; (3) that the
Adviser’s willingness to limit the expenses of certain classes for a period of time likely would stabilize the Fund’s expenses for those share classes during that period; and (4) any discussions the Board had with the Adviser as outlined above. Taking these factors, among others, into consideration, the Board concluded that the Agreement continued to be in the best interests of the Fund’s shareholders.
RS Small Cap Growth Fund:
Performance. The Board noted that after multiple discussions with the Adviser, on January 17, 2024, the Board determined that breakpoints in the advisory fee would be appropriate, and approved an amendment to the Agreement to provide breakpoints in the advisory fee. The Board compared the Fund’s Class A performance for the one-, three-, five- and ten-year periods ended June 30, 2024, to that of the median performance of the Fund’s peer group and benchmark index for the same periods and considered the fact that the Fund outperformed the benchmark index for the one-year period, underperformed the benchmark index for the three-, five-, and ten-year periods, and underperformed the peer group median for all of the periods reviewed.
Fees and Expenses. The Board considered that, as compared to other funds in the Fund’s peer group, the Fund’s gross management fee ranked in the fourth quartile (most expensive), the Fund’s net management fee (gross management fees less any fees waived or expenses reimbursed by the Adviser) ranked in the fourth quartile (most expensive) and the Fund’s total net expenses ranked in the fourth quartile (most expensive).
The Board also considered that the Fund benefited from a contractual agreement with the Adviser pursuant to which the Adviser waives and/or reimburses expenses for certain classes of the Fund’s shares, and that it believed that the waivers and/or reimbursements likely would stabilize the Fund’s expenses for those share classes during that period.
In evaluating the Agreement, the Board considered, in addition to those considerations described above and among other things: (1) the Fund’s management fee compared to comparable mutual funds; (2) the Fund’s total expense ratio compared to comparable mutual funds; (3) that the
Adviser’s willingness to limit the expenses of certain classes for a period of time likely would stabilize the Fund’s expenses for those share classes during that period; and (4) any discussions the Board had with the Adviser as outlined above. Taking these factors, among others, into consideration, the Board concluded that the Agreement continued to be in the best interests of the Fund’s shareholders.
Conclusion:
Based on its review of the information requested and provided, and following extended discussions, the Board determined that: (i) the Adviser’s services benefitted each Fund’s shareholders, particularly in light of the nature of each Fund and the services required to support each Fund; (ii) it was generally satisfied with the nature, quality and extent of the services provide by the Adviser to each Fund; and (iii) the Agreement, on behalf of each Fund discussed above, was consistent with the best interests of each Fund and its shareholders. Accordingly, the Board unanimously approved the Agreement, on behalf of each Fund, for an additional annual period on the basis of the foregoing review and discussions and the following considerations, among others:
The fairness and reasonableness of the investment advisory fee payable to the Adviser under the Agreement in light of the investment advisory services provided, the costs of these services, the profitability of the Adviser’s relationship with each Fund and the comparability of the fee paid to the fees paid by other investment companies;
The nature, quality and extent of the investment advisory services provided by the Adviser;
The Adviser’s entrepreneurial commitment to the management of each Fund and the creation of a broad-based family of funds, which entails a substantial commitment of the Adviser’s resources to the successful operation of each Fund;
The Adviser’s representations regarding its staffing and capabilities to manage each Fund, including the retention of personnel with relevant portfolio management experience;
The Adviser’s efforts to enhance investment results by, among other things, developing and supporting quality portfolio management teams;
and
The overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies and perfor-
mance of the Adviser.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
800-539-FUND (800-539-3863)
800-235-8396 for Member Class
VPRSGF-AR (12/24)

December 31, 2024
Annual Report: Full Financials
Victory RS International Fund
Victory RS Global Fund
Victory Sophus Emerging Markets Fund

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Portfolios
1
Schedules of Portfolio Investments
Victory RS International Fund
3
Victory RS Global Fund
7
Victory Sophus Emerging Markets Fund
12
Financial Statements
Statements of Assets and Liabilities
18
Statements of Operations
19
Statements of Changes in Net Assets
20
Financial Highlights
22
Notes to Financial Statements 37
Report of Independent Registered Public Accounting Firm 46
Supplemental Informaiton (Unaudited)
Additional Federal Income Tax Information
47
Advisory Contract Approval
48

Call Victory at:
800-539-FUND (800-539-3863)
Visit our website at:
vcm.com
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call
800-539-3863 and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
The Funds are distributed by Victory Capital Services, Inc. Victory Capital Management Inc. is the investment adviser to the Funds and receives fees from the Funds for performing services for the Funds.
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the
Victory Funds.
For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at vcm.com or call
800-539-3863. Read it carefully before you invest or send money.
The information in this report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the Funds, markets or securities mentioned herein should not be considered to be indicative of future results.
NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

Schedule of Portfolio Investments
December 31, 2024
Victory Portfolios
Victory RS International Fund
3
See notes to financial statements.
Security Description Shares Value
Common Stocks (97.6%)
Australia (6.7%):
Consumer Discretionary (1.5%):
Aristocrat Leisure Ltd. ................................................... 149,521 $ 6,312,829
Financials (1.3%):
Macquarie Group Ltd. ................................................... 40,200 5,496,544
Health Care (1.0%):
CSL Ltd. ............................................................. 23,703 4,134,009
Materials (1.8%):
BHP Group Ltd. ........................................................ 305,820 7,458,604
Real Estate (1.1%):
Scentre Group (a) ....................................................... 2,164,673 4,581,178
27,983,164
Austria (1.1%):
Financials (1.1%):
BAWAG Group AG (b) ................................................... 54,110 4,557,314
Belgium (1.2%):
Information Technology (0.5%):
Melexis NV ........................................................... 39,755 2,324,034
Materials (0.7%):
Solvay SA , Class A ..................................................... 86,553 2,797,810
5,121,844
China (0.6%):
Communication Services (0.6%):
Tencent Holdings Ltd. ................................................... 44,100 2,353,818
Denmark (4.3%):
Consumer Discretionary (1.4%):
Pandora A/S .......................................................... 31,983 5,852,359
Health Care (2.9%):
Novo Nordisk A/S , Class B ................................................ 140,772 12,147,922
18,000,281
France (8.6%):
Consumer Discretionary (2.2%):
La Francaise des Jeux SACA (b) ............................................ 103,331 3,978,762
LVMH Moet Hennessy Louis Vuitton SE ...................................... 7,631 5,018,896
8,997,658
Consumer Staples (1.7%):
L'Oreal SA ........................................................... 20,028 7,088,951
Energy (0.4%):
Gaztransport Et Technigaz SA .............................................. 14,129 1,891,902
Industrials (2.7%):
Rexel SA ............................................................. 173,770 4,425,199
Safran SA ............................................................ 30,979 6,786,756
11,211,955
Information Technology (0.6%):
Capgemini SE ......................................................... 15,987 2,610,744
Materials (1.0%):
Arkema SA ........................................................... 55,113 4,193,073
35,994,283
Germany (9.5%):
Communication Services (0.8%):
CTS Eventim AG & Co. KGaA ............................................. 38,810 3,280,335
Consumer Discretionary (0.6%):
Volkswagen AG , Preference Shares .......................................... 26,108 2,408,512

Victory Portfolios
Victory RS International Fund

Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Shares Value
Financials (2.4%):
Allianz SE , Registered Shares .............................................. 33,349 $ 10,248,775
Industrials (1.9%):
Siemens AG , Registered Shares ............................................. 40,071 7,812,507
Information Technology (2.7%):
SAP SE .............................................................. 46,776 11,504,034
Utilities (1.1%):
RWE AG ............................................................. 150,405 4,498,445
39,752,608
Hong Kong (2.6%):
Financials (1.5%):
AIA Group Ltd. ........................................................ 885,600 6,361,348
Real Estate (1.1%):
CK Asset Holdings Ltd. .................................................. 1,064,000 4,342,718
10,704,066
Ireland (1.0%):
Materials (1.0%):
James Hardie Industries PLC (a) ............................................ 135,578 4,177,609
Italy (0.7%):
Utilities (0.7%):
Snam SpA ............................................................ 611,902 2,712,020
Japan (22.8%):
Communication Services (1.9%):
Capcom Co. Ltd. ....................................................... 178,100 3,874,673
Kakaku.com, Inc. ....................................................... 252,500 3,847,601
7,722,274
Consumer Discretionary (3.1%):
Toyota Motor Corp. ..................................................... 466,200 9,103,536
ZOZO, Inc. ........................................................... 120,300 3,705,345
12,808,881
Consumer Staples (1.2%):
Toyo Suisan Kaisha Ltd. .................................................. 72,200 4,896,588
Financials (3.5%):
Mizuho Financial Group, Inc. .............................................. 272,400 6,650,611
Tokio Marine Holdings, Inc. ............................................... 217,500 7,806,412
14,457,023
Health Care (2.5%):
Hoya Corp. ........................................................... 51,300 6,367,260
Shionogi & Co. Ltd. ..................................................... 299,300 4,198,133
10,565,393
Industrials (6.0%):
Fuji Electric Co. Ltd. .................................................... 88,300 4,721,119
MISUMI Group, Inc. .................................................... 217,000 3,336,324
Mitsubishi Heavy Industries Ltd. ............................................ 476,900 6,650,505
Nippon Yusen KK ...................................................... 144,100 4,796,611
Sanwa Holdings Corp. ................................................... 205,600 5,679,373
25,183,932
Information Technology (3.4%):
Disco Corp. ........................................................... 14,800 3,926,480
Fujitsu Ltd. ........................................................... 283,000 4,971,816
Oracle Corp. .......................................................... 54,800 5,245,214
14,143,510
Real Estate (0.9%):
Sumitomo Realty & Development Co. Ltd. .................................... 122,100 3,797,525

Victory Portfolios
Victory RS International Fund

Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Shares Value
Utilities (0.3%):
Tokyo Gas Co. Ltd. ..................................................... 46,300 $ 1,282,942
94,858,068
Netherlands (6.7%):
Communication Services (1.3%):
Koninklijke KPN NV .................................................... 1,471,215 5,363,925
Financials (1.6%):
ING Groep NV ........................................................ 421,768 6,608,822
Industrials (1.7%):
Wolters Kluwer NV ..................................................... 42,997 7,142,680
Information Technology (2.1%):
ASM International NV ................................................... 9,218 5,328,946
ASML Holding NV ..................................................... 4,680 3,277,561
8,606,507
27,721,934
New Zealand (0.8%):
Health Care (0.8%):
Fisher & Paykel Healthcare Corp. Ltd. ........................................ 147,016 3,158,708
Norway (0.2%):
Energy (0.2%):
Aker BP ASA ......................................................... 51,968 1,022,151
Spain (3.2%):
Financials (2.1%):
Banco Bilbao Vizcaya Argentaria SA ......................................... 886,020 8,667,958
Industrials (1.1%):
Aena SME SA (b) ....................................................... 22,645 4,621,128
13,289,086
Sweden (1.6%):
Industrials (1.6%):
Atlas Copco AB , Class B ................................................. 496,699 6,714,516
Switzerland (10.6%):
Consumer Staples (2.6%):
Coca-Cola HBC AG ..................................................... 146,048 4,988,510
Nestle SA , Registered Shares .............................................. 73,425 6,026,347
11,014,857
Financials (2.8%):
Partners Group Holding AG ............................................... 3,214 4,367,239
UBS Group AG ........................................................ 238,398 7,301,788
11,669,027
Health Care (5.2%):
Novartis AG , Registered Shares ............................................. 108,699 10,586,724
Roche Holding AG ...................................................... 39,321 10,998,658
21,585,382
44,269,266
United Kingdom (15.4%):
Consumer Discretionary (2.0%):
Greggs PLC ........................................................... 107,221 3,741,210
Next PLC ............................................................ 37,484 4,445,745
8,186,955
Consumer Staples (3.9%):
Imperial Brands PLC .................................................... 242,922 7,767,163
Unilever PLC ......................................................... 153,187 8,702,828
16,469,991
Energy (2.8%):
BP PLC .............................................................. 694,453 3,432,126

Victory Portfolios
Victory RS International Fund

Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Shares Value
Shell PLC (a) .......................................................... 263,577 $ 8,214,683
11,646,809
Financials (4.3%):
Barclays PLC ......................................................... 2,606,604 8,718,251
HSBC Holdings PLC .................................................... 788,620 7,745,490
Legal & General Group PLC ............................................... 464,871 1,334,590
17,798,331
Materials (1.5%):
Rio Tinto PLC ......................................................... 105,532 6,228,594
Utilities (0.9%):
Centrica PLC .......................................................... 2,195,263 3,661,953
63,992,633
Total Common Stocks (Cost $333,120,900) 406,383,369
Exchange-Traded Funds (0.1%)
United States (0.1%):
iShares MSCI EAFE ETF ................................................. 4,988 377,143
Total Exchange-Traded Funds (Cost $329,657) 377,143
Total Investments (Cost $333,450,557) — 97.7% 406,760,512
Other assets in excess of liabilities — 2.3% 9,658,263
NET ASSETS - 100.00% $ 416,418,775
(a) Non-income producing security.
(b) Rule 144A security or other security that is restricted as to resale to institutional investors. As of December 31, 2024, the fair value of these securities was
$13,157,204 and amounted to 3.2% of net assets.
ETF
—
Exchange-Traded Fund
PLC
—
Public Limited Company

Schedule of Portfolio Investments
December 31, 2024
Victory Portfolios
Victory RS Global Fund
7
See notes to financial statements.
Security Description Shares Value
Common Stocks (97.2%)
Australia (1.9%):
Consumer Discretionary (1.0%):
Aristocrat Leisure Ltd. ................................................... 281,457 $ 11,883,213
Financials (0.4%):
Macquarie Group Ltd. ................................................... 34,155 4,670,012
Health Care (0.5%):
CSL Ltd. ............................................................. 35,537 6,197,961
22,751,186
Austria (0.6%):
Financials (0.6%):
BAWAG Group AG (a) ................................................... 81,297 6,847,089
Belgium (1.1%):
Information Technology (0.4%):
Melexis NV ........................................................... 80,534 4,707,929
Materials (0.7%):
Solvay SA , Class A (b) ................................................... 256,050 8,276,772
12,984,701
Canada (3.5%):
Consumer Staples (0.9%):
George Weston Ltd. ..................................................... 70,501 10,964,860
Energy (0.4%):
Parex Resources, Inc. .................................................... 453,843 4,603,793
Industrials (0.5%):
Bombardier, Inc. , Class B (c) ............................................... 94,031 6,394,998
Information Technology (0.8%):
Constellation Software, Inc. ............................................... 3,389 10,480,623
Materials (0.9%):
Agnico Eagle Mines Ltd. ................................................. 91,362 7,148,522
Stella-Jones, Inc. ....................................................... 72,145 3,573,368
10,721,890
43,166,164
China (2.4%):
Communication Services (1.2%):
Tencent Holdings Ltd. ................................................... 278,700 14,875,486
Consumer Staples (0.6%):
Foshan Haitian Flavouring & Food Co. Ltd. , Class A .............................. 1,176,242 7,397,148
Financials (0.6%):
Industrial & Commercial Bank of China Ltd. , Class H ............................. 10,562,000 7,041,730
29,314,364
Denmark (1.5%):
Consumer Discretionary (0.8%):
Pandora A/S .......................................................... 53,686 9,823,649
Health Care (0.7%):
Novo Nordisk A/S , Class B ................................................ 101,941 8,797,000
18,620,649
France (2.8%):
Consumer Discretionary (0.5%):
La Francaise des Jeux SACA (a) ............................................ 166,033 6,393,103
Consumer Staples (0.6%):
L'Oreal SA ........................................................... 18,890 6,686,154
Energy (0.5%):
Gaztransport Et Technigaz SA .............................................. 44,673 5,981,805

Victory Portfolios
Victory RS Global Fund

Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Shares Value
Industrials (0.8%):
Rexel SA ............................................................. 399,790 $ 10,180,989
Materials (0.4%):
Arkema SA ........................................................... 68,232 5,191,184
34,433,235
Indonesia (0.6%):
Communication Services (0.6%):
PT Telkom Indonesia Persero Tbk ........................................... 39,812,700 6,666,159
Ireland (0.6%):
Materials (0.6%):
James Hardie Industries PLC (c) ............................................ 230,669 7,107,679
Italy (0.4%):
Utilities (0.4%):
Snam SpA ............................................................ 1,092,637 4,842,693
Japan (4.9%):
Communication Services (0.7%):
Kakaku.com, Inc. ....................................................... 535,800 8,164,533
Consumer Discretionary (0.5%):
ZOZO, Inc. ........................................................... 189,600 5,839,846
Consumer Staples (0.6%):
Toyo Suisan Kaisha Ltd. .................................................. 110,600 7,500,868
Financials (1.0%):
Mizuho Financial Group, Inc. .............................................. 509,600 12,441,819
Health Care (0.4%):
Hoya Corp. ........................................................... 43,400 5,386,727
Industrials (0.9%):
Fuji Electric Co. Ltd. .................................................... 109,400 5,849,268
Nippon Yusen KK ...................................................... 164,300 5,469,002
11,318,270
Information Technology (0.8%):
Disco Corp. ........................................................... 17,400 4,616,267
Oracle Corp. .......................................................... 49,100 4,699,635
9,315,902
59,967,965
Netherlands (0.6%):
Information Technology (0.6%):
ASM International NV ................................................... 12,512 7,233,214
New Zealand (0.6%):
Health Care (0.6%):
Fisher & Paykel Healthcare Corp. Ltd. ........................................ 364,048 7,821,742
Singapore (1.1%):
Financials (1.1%):
Singapore Exchange Ltd. ................................................. 1,435,100 13,380,876
South Africa (0.9%):
Consumer Discretionary (0.9%):
Mr Price Group Ltd. ..................................................... 663,696 10,348,708
Spain (1.3%):
Financials (0.8%):
Banco Bilbao Vizcaya Argentaria SA ......................................... 956,676 9,359,187
Industrials (0.5%):
Aena SME SA (a) ....................................................... 32,109 6,552,432
15,911,619
Sweden (0.5%):
Industrials (0.5%):
Atlas Copco AB , Class B ................................................. 448,136 6,058,027

Victory Portfolios
Victory RS Global Fund

Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Shares Value
Switzerland (2.4%):
Financials (1.2%):
Chubb Ltd. ........................................................... 29,531 $ 8,159,416
Partners Group Holding AG ............................................... 4,519 6,140,495
14,299,911
Health Care (1.2%):
Roche Holding AG ...................................................... 52,562 14,702,360
29,002,271
Taiwan (4.0%):
Financials (1.4%):
Cathay Financial Holding Co. Ltd. ........................................... 8,022,000 16,686,520
Information Technology (2.6%):
ASE Technology Holding Co. Ltd. ........................................... 1,771,000 8,697,311
Lite-On Technology Corp. ................................................ 1,400,000 4,239,037
Taiwan Semiconductor Manufacturing Co. Ltd. ................................. 591,000 19,209,582
32,145,930
48,832,450
United Kingdom (3.3%):
Consumer Discretionary (1.0%):
Greggs PLC ........................................................... 176,512 6,158,947
Next PLC ............................................................ 49,149 5,829,258
11,988,205
Consumer Staples (0.8%):
Imperial Brands PLC .................................................... 312,107 9,979,277
Financials (0.9%):
HSBC Holdings PLC .................................................... 1,169,472 11,486,057
Materials (0.6%):
Rio Tinto PLC ......................................................... 121,384 7,164,194
40,617,733
United States (62.2%):
Communication Services (6.3%):
Alphabet, Inc. , Class C ................................................... 187,884 35,780,629
Meta Platforms, Inc. , Class A .............................................. 53,095 31,087,653
The Trade Desk, Inc. , Class A (c) ............................................ 83,733 9,841,140
76,709,422
Consumer Discretionary (7.9%):
Amazon.com, Inc. (c) .................................................... 154,510 33,897,949
Booking Holdings, Inc. ................................................... 2,621 13,022,229
McDonald's Corp. ...................................................... 43,242 12,535,423
PulteGroup, Inc. ........................................................ 83,925 9,139,432
Ross Stores, Inc. ....................................................... 62,070 9,389,329
Tesla, Inc. (c) .......................................................... 44,225 17,859,824
95,844,186
Consumer Staples (2.3%):
Colgate-Palmolive Co. ................................................... 191,620 17,420,174
PepsiCo, Inc. .......................................................... 69,642 10,589,763
28,009,937
Energy (2.5%):
APA Corp. ............................................................ 434,009 10,021,268
Cactus, Inc. , Class A ..................................................... 108,505 6,332,352
ConocoPhillips Co. ..................................................... 67,427 6,686,736
Exxon Mobil Corp. ..................................................... 69,734 7,501,286
30,541,642
Financials (9.5%):
Bank of America Corp. ................................................... 329,002 14,459,638
Jackson Financial, Inc. , Class A ............................................. 70,533 6,142,014
JPMorgan Chase & Co. .................................................. 80,291 19,246,555
Mastercard, Inc. , Class A ................................................. 37,096 19,533,641

Victory Portfolios
Victory RS Global Fund

Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Shares Value
S&P Global, Inc. ....................................................... 34,024 $ 16,944,973
Synchrony Financial ..................................................... 170,317 11,070,605
The PNC Financial Services Group, Inc. ...................................... 60,638 11,694,038
Unum Group .......................................................... 226,518 16,542,609
115,634,073
Health Care (5.8%):
Align Technology, Inc. (c) ................................................. 32,538 6,784,498
Amgen, Inc. ........................................................... 44,386 11,568,767
Eli Lilly & Co. ......................................................... 26,961 20,813,892
IDEXX Laboratories, Inc. (c) ............................................... 21,133 8,737,228
Johnson & Johnson ..................................................... 70,070 10,133,524
UnitedHealth Group, Inc. ................................................. 24,391 12,338,431
70,376,340
Industrials (5.5%):
Caterpillar, Inc. ........................................................ 41,692 15,124,190
Delta Air Lines, Inc. ..................................................... 171,355 10,366,977
Eaton Corp. PLC ....................................................... 55,645 18,466,906
Lennox International, Inc. ................................................. 29,070 17,712,351
Vertiv Holdings Co. , Class A ............................................... 48,696 5,532,353
67,202,777
Information Technology (19.5%):
Adobe, Inc. (c) ......................................................... 22,761 10,121,361
Apple, Inc. ........................................................... 266,954 66,850,621
Cisco Systems, Inc. ..................................................... 244,592 14,479,846
Fortinet, Inc. (c) ........................................................ 195,667 18,486,618
Microsoft Corp. ........................................................ 131,259 55,325,669
NVIDIA Corp. ......................................................... 441,179 59,245,928
Texas Instruments, Inc. ................................................... 72,054 13,510,846
238,020,889
Materials (0.5%):
Alcoa Corp. ........................................................... 155,029 5,856,996
Real Estate (0.9%):
Prologis, Inc. .......................................................... 101,825 10,762,902
Utilities (1.5%):
Constellation Energy Corp. ................................................ 46,239 10,344,126
MGE Energy, Inc. ...................................................... 91,829 8,628,253
18,972,379
757,931,543
Total Common Stocks (Cost $869,560,839) 1,183,840,067
Warrants (0.0%)
Canada (0.0%):
Information Technology (0.0%):
Constellation Software, Inc. (c) (d) ........................................... 3,376 —
Total Warrants (Cost $–) —
Exchange-Traded Funds (0.1%)
United States (0.1%):
iShares MSCI ACWI ETF (b) .............................................. 9,542 1,121,185
Total Exchange-Traded Funds (Cost $749,163) 1,121,185
Collateral for Securities Loaned (0.5%)^
United States (0.5%):
Goldman Sachs Financial Square Government Fund, Institutional Shares , 4 .41% (e) ........ 1,668,177 1,668,177
HSBC U.S. Government Money Market Fund, Institutional Shares , 4 .38% (e) ............ 1,668,177 1,668,177
Invesco Government & Agency Portfolio, Institutional Shares , 4 .40% (e) ............... 1,668,177 1,668,177

Victory Portfolios
Victory RS Global Fund

Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Shares Value
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 4 .41% (e) . 1,668,177 $ 1,668,177
Total Collateral for Securities Loaned (Cost $6,672,708) 6,672,708
Total Investments (Cost $876,982,710) — 97.8% 1,191,633,960
Other assets in excess of liabilities — 2.2% 26,241,692
NET ASSETS - 100.00% $ 1,217,875,652
^ Purchased with cash collateral from securities on loan.
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of December 31, 2024, the fair value of these securities was
$19,792,624 and amounted to 1.6% of net assets.
(b) All or a portion of this security is on loan.
(c) Non-income producing security.
(d) Security was fair valued based upon procedures approved by the Board of Trustees and represents 0.0% of net assets as of December 31, 2024. This security is classified as Level 3 within the fair value hierarchy. (See Note 2 in the Notes to Financial Statements)
(e) Rate disclosed is the daily yield on December 31, 2024.
ETF
—
Exchange-Traded Fund
PLC
—
Public Limited Company

Schedule of Portfolio Investments
December 31, 2024
Victory Portfolios
Victory Sophus Emerging Markets Fund
12
See notes to financial statements.
Security Description Shares Value
Common Stocks (98.6%)
Brazil (6.1%):
Communication Services (0.5%):
TIM SA .............................................................. 718,900 $ 1,694,687
Consumer Discretionary (1.0%):
Cury Construtora e Incorporadora SA ........................................ 458,200 1,292,147
Smartfit Escola de Ginastica e Danca SA ...................................... 313,800 859,812
Vibra Energia SA ....................................................... 443,271 1,278,846
3,430,805
Energy (1.1%):
Petroleo Brasileiro SA , ADR ............................................... 299,900 3,856,714
Financials (1.4%):
B3 SA - Brasil Bolsa Balcao ............................................... 1,195,000 1,985,871
Itau Unibanco Holding SA , ADR ............................................ 558,083 2,768,091
4,753,962
Industrials (1.0%):
Embraer SA , ADR (a) .................................................... 67,810 2,487,271
Marcopolo SA , Preference Shares ........................................... 763,600 913,479
3,400,750
Real Estate (0.3%):
Multiplan Empreendimentos Imobiliarios SA ................................... 337,800 1,155,181
Utilities (0.8%):
Cia de Saneamento Basico do Estado de Sao Paulo SABESP ........................ 114,700 1,640,846
CPFL Energia SA ....................................................... 195,400 999,045
2,639,891
20,931,990
Chile (0.0%):(b)
Financials (0.0%):(b)
Banco de Credito e Inversiones SA .......................................... 1 28
China (27.4%):
Communication Services (7.0%):
China Tower Corp. Ltd. , Class H (c) .......................................... 9,922,000 1,425,001
Tencent Holdings Ltd. ................................................... 389,515 20,790,186
Tencent Music Entertainment Group , ADR ..................................... 166,381 1,888,424
24,103,611
Consumer Discretionary (8.7%):
Alibaba Group Holding Ltd. , Class W ........................................ 777,172 8,225,353
BYD Co. Ltd. ......................................................... 87,000 2,959,238
Hisense Home Appliances Group Co. Ltd. , Class H ............................... 424,000 1,333,701
JD.com, Inc. , Class SW .................................................. 188,050 3,265,257
Meituan , Class W (a) (c) ................................................... 342,500 6,659,569
MotoMotion China Corp. ................................................. 148,500 1,257,371
Trip.com Group Ltd. , ADR (a) .............................................. 59,965 4,117,197
Zhejiang Shuanghuan Driveline Co. Ltd. , Class A ................................ 478,000 2,001,287
29,818,973
Consumer Staples (1.0%):
Giant Biogene Holding Co. Ltd. (c) .......................................... 261,000 1,666,647
Tsingtao Brewery Co. Ltd. , Class H .......................................... 226,000 1,645,217
3,311,864
Energy (0.7%):
PetroChina Co. Ltd. , Class H .............................................. 2,834,000 2,217,261
Financials (3.9%):
China Construction Bank Corp. , Class H ...................................... 7,181,000 5,949,471
China Merchants Bank Co. Ltd. , Class H ...................................... 693,500 3,540,002
China Pacific Insurance Group Co. Ltd. , Class H ................................ 669,200 2,152,949
Huatai Securities Co. Ltd. , Class A .......................................... 748,800 1,804,686
13,447,108

Victory Portfolios
Victory Sophus Emerging Markets Fund

Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Shares Value
Health Care (0.9%):
Pacific Shuanglin Bio-pharmacy Co. Ltd. , Class A ............................... 430,400 $ 1,245,752
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. , Class A ....................... 56,000 1,956,085
3,201,837
Industrials (1.3%):
Henan Pinggao Electric Co. Ltd. , Class A ...................................... 618,200 1,625,724
Range Intelligent Computing Technology Group Co. Ltd. .......................... 222,200 1,580,136
Yutong Bus Co. Ltd. , Class A .............................................. 321,700 1,162,547
4,368,407
Information Technology (3.1%):
Foxconn Industrial Internet Co. Ltd. , Class A ................................... 1,309,000 3,826,615
Luxshare Precision Industry Co. Ltd. , Class A ................................... 339,600 1,894,738
Xiaomi Corp. , Class W (a) (c) ............................................... 1,137,800 4,990,341
10,711,694
Materials (0.8%):
China Hongqiao Group Ltd. ............................................... 1,258,000 1,888,053
Shanjin International Gold Co. Ltd. , Class A .................................... 449,200 946,433
2,834,486
94,015,241
Hong Kong (0.5%):
Consumer Discretionary (0.5%):
Bosideng International Holdings Ltd. ......................................... 3,268,000 1,614,930
Hungary (1.3%):
Financials (1.0%):
OTP Bank Nyrt ........................................................ 65,707 3,594,222
Health Care (0.3%):
Richter Gedeon Nyrt .................................................... 36,260 950,643
4,544,865
India (18.9%):
Consumer Discretionary (2.6%):
Crompton Greaves Consumer Electricals Ltd. ................................... 347,121 1,602,104
Hero MotoCorp Ltd. ..................................................... 65,959 3,198,564
Mahindra & Mahindra Ltd. (a) .............................................. 115,974 4,059,702
8,860,370
Financials (4.8%):
ICICI Bank Ltd. , ADR ................................................... 351,298 10,489,758
LIC Housing Finance Ltd. ................................................. 320,784 2,235,557
Manappuram Finance Ltd. ................................................ 860,152 1,887,448
Shriram Finance Ltd. .................................................... 59,862 2,015,252
16,628,015
Health Care (2.4%):
Dr Reddy's Laboratories Ltd. (a) ............................................. 205,848 3,333,175
Sun Pharmaceutical Industries Ltd. .......................................... 214,388 4,718,288
8,051,463
Industrials (1.4%):
BLS International Services Ltd. ............................................. 327,757 1,842,480
Larsen & Toubro Ltd. .................................................... 70,659 2,970,281
4,812,761
Information Technology (2.7%):
Infosys Ltd. , ADR (d) .................................................... 421,981 9,249,824
Materials (3.4%):
Hindalco Industries Ltd. (a) ................................................ 335,355 2,353,438
UltraTech Cement Ltd. ................................................... 31,078 4,139,894
Vedanta Ltd. .......................................................... 609,446 3,158,309
Welspun Corp. Ltd. ..................................................... 220,943 2,096,009
11,747,650

Victory Portfolios
Victory Sophus Emerging Markets Fund

Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Shares Value
Real Estate (0.7%):
Oberoi Realty Ltd. ...................................................... 91,365 $ 2,461,513
Utilities (0.9%):
Power Grid Corp. of India Ltd. ............................................. 879,026 3,164,075
64,975,671
Indonesia (2.3%):
Energy (0.6%):
PT United Tractors Tbk .................................................. 1,348,500 2,242,122
Financials (1.7%):
PT Bank Mandiri Persero Tbk .............................................. 5,557,100 1,956,727
PT Bank Rakyat Indonesia Persero Tbk ....................................... 15,344,000 3,874,775
5,831,502
8,073,624
Luxembourg (0.5%):
Materials (0.5%):
Ternium SA , ADR ...................................................... 58,565 1,703,070
Mexico (1.2%):
Financials (0.8%):
Grupo Financiero Banorte SAB de CV , Class O ................................. 443,485 2,849,946
Real Estate (0.4%):
Corp Inmobiliaria Vesta SAB de CV ......................................... 522,737 1,334,218
4,184,164
Netherlands (0.4%):
Real Estate (0.4%):
NEPI Rockcastle NV .................................................... 188,269 1,376,918
Panama (0.5%):
Industrials (0.5%):
Copa Holdings SA , Class A ................................................ 17,711 1,556,443
Poland (1.9%):
Consumer Discretionary (0.6%):
LPP SA .............................................................. 589 2,217,058
Financials (1.3%):
Powszechna Kasa Oszczednosci Bank Polski SA ................................ 305,418 4,423,246
6,640,304
Russian Federation (0.0%):(b)
Energy (0.0%):(b)
Gazprom PJSC (a) (e) (f) ................................................... 1,511,910 —
Rosneft Oil Co. PJSC , GDR (a) (e) (f) ......................................... 677,591 — (g)
— (g)
Financials (0.0%):
Sberbank of Russia PJSC , ADR (a) (e) (f) ....................................... 446,943 —
— (g)
Saudi Arabia (2.3%):
Consumer Discretionary (0.3%):
United Electronics Co. ................................................... 44,873 1,077,491
Financials (1.6%):
Alinma Bank .......................................................... 384,958 2,965,489
Saudi Awwal Bank ...................................................... 266,164 2,382,156
5,347,645
Industrials (0.4%):
Riyadh Cables Group Co. ................................................. 39,649 1,452,938
7,878,074
South Africa (1.7%):
Consumer Discretionary (0.4%):
Foschini Group Ltd. ..................................................... 154,395 1,373,064

Victory Portfolios
Victory Sophus Emerging Markets Fund

Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Shares Value
Financials (1.3%):
Nedbank Group Ltd. ..................................................... 288,613 $ 4,319,577
5,692,641
South Korea (10.9%):
Communication Services (1.1%):
Krafton, Inc. (a) ........................................................ 6,786 1,430,320
SK Telecom Co. Ltd. .................................................... 62,299 2,335,031
3,765,351
Financials (2.0%):
DB Insurance Co. Ltd. ................................................... 17,435 1,211,677
KB Financial Group, Inc. ................................................. 41,091 2,314,424
KIWOOM Securities Co. Ltd. .............................................. 12,122 946,712
Samsung Securities Co. Ltd. ............................................... 88,555 2,589,886
7,062,699
Health Care (1.1%):
Classys, Inc. .......................................................... 33,494 1,075,357
PharmaResearch Co. Ltd. ................................................. 11,363 2,006,686
T&L Co. Ltd. .......................................................... 16,176 730,774
3,812,817
Industrials (2.6%):
Hanwha Aerospace Co. Ltd. ............................................... 8,255 1,820,559
HD Hyundai Electric Co. Ltd. .............................................. 7,997 2,056,574
HD Korea Shipbuilding & Offshore Engineering Co. Ltd. (a) ........................ 13,476 2,072,961
Hyundai Rotem Co. Ltd. (a) ................................................ 44,738 1,501,142
Samsung C&T Corp. .................................................... 19,582 1,513,445
8,964,681
Information Technology (4.1%):
LG Innotek Co. Ltd. (a) ................................................... 19,475 2,108,445
Samsung Electronics Co. Ltd. .............................................. 127,251 4,542,262
SK Hynix, Inc. ......................................................... 64,139 7,351,457
14,002,164
37,607,712
Taiwan (17.0%):
Health Care (0.5%):
Bora Pharmaceuticals Co. Ltd. ............................................. 69,000 1,581,478
Industrials (0.4%):
Fortune Electric Co. Ltd. ................................................. 78,400 1,342,374
Information Technology (15.8%):
Chroma ATE, Inc. ...................................................... 131,000 1,630,121
Compeq Manufacturing Co. Ltd. ............................................ 775,000 1,653,086
Elite Material Co. Ltd. ................................................... 188,000 3,531,303
Gold Circuit Electronics Ltd. ............................................... 245,100 1,799,211
Insyde Software Corp. ................................................... 74,000 871,194
King Yuan Electronics Co. Ltd. ............................................. 495,000 1,676,244
Lotes Co. Ltd. ......................................................... 28,000 1,663,883
Taiwan Semiconductor Manufacturing Co. Ltd. ................................. 1,207,998 39,264,190
Wiwynn Corp. ......................................................... 29,000 2,302,479
54,391,711
Materials (0.3%):
Gloria Material Technology Corp. ........................................... 745,000 1,056,080
58,371,643
Thailand (2.1%):
Consumer Staples (1.1%):
CP ALL PCL, NVDR .................................................... 2,280,100 3,717,516
Energy (0.6%):
PTT Exploration & Production PCL, NVDR ................................... 558,300 1,962,634

Victory Portfolios
Victory Sophus Emerging Markets Fund

Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Name
Acquisition Date
Cost
Gazprom PJSC .............................................
7/28/2021
$ 5,922,464
Rosneft Oil Co. PJSC , GDR ....................................
3/6/2020
4,383,338
Sberbank of Russia PJSC , ADR ..................................
11/11/2020
6,053,328
Security Description Shares Value
Health Care (0.4%):
Bangkok Dusit Medical Services PCL, NVDR .................................. 2,091,500 $ 1,501,375
7,181,525
Turkey (1.3%):
Consumer Staples (0.5%):
BIM Birlesik Magazalar A/S ............................................... 119,137 1,779,633
Industrials (0.8%):
Aselsan Elektronik Sanayi Ve Ticaret A/S ...................................... 706,655 1,448,280
Pegasus Hava Tasimaciligi A/S (a) ........................................... 222,305 1,338,361
2,786,641
4,566,274
United Arab Emirates (1.5%):
Financials (0.4%):
Dubai Islamic Bank PJSC ................................................. 728,734 1,405,817
Real Estate (1.1%):
Emaar Properties PJSC ................................................... 1,096,581 3,842,155
5,247,972
United Kingdom (0.3%):
Health Care (0.3%):
Hikma Pharmaceuticals PLC ............................................... 46,161 1,150,698
United States (0.5%):
Consumer Discretionary (0.5%):
Samsonite International SA (c) .............................................. 638,400 1,760,557
Total Common Stocks (Cost $300,620,996) 339,074,344
Rights (0.0%)(b)
Brazil (0.0%):(b)
Consumer Discretionary (0.0%):(b)
Smartfit Escola de Ginastica E Danca SA (a) ................................... 5,892 820
Total Rights (Cost $–) 820
Collateral for Securities Loaned (2.7%)^
United States (2.7%):
Goldman Sachs Financial Square Government Fund, Institutional Shares , 4 .41% (h) ........ 2,347,253 2,347,253
HSBC U.S. Government Money Market Fund, Institutional Shares , 4 .38% (h) ............ 2,347,253 2,347,253
Invesco Government & Agency Portfolio, Institutional Shares , 4 .40% (h) ............... 2,347,253 2,347,253
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 4 .41% (h) . 2,347,253 2,347,253
Total Collateral for Securities Loaned (Cost $9,389,012) 9,389,012
Total Investments (Cost $310,010,008) — 101.3% 348,464,176
Liabilities in excess of other assets — (1.3)% (4,722,497)
NET ASSETS - 100.00% $ 343,741,679
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) Amount represents less than 0.05% of net assets.
(c) Rule 144A security or other security that is restricted as to resale to institutional investors. As of December 31, 2024, the fair value of these securities was
$16,502,115 and amounted to 4.8% of net assets.
(d) All or a portion of this security is on loan.
(e) Security was fair valued based upon procedures approved by the Board of Trustees and represents less than 0.05% of net assets as of December 31, 2024.
This security is classified as Level 3 within the fair value hierarchy. (See Note 2 in the Notes to Financial Statements)
(f) The following table details the earliest acquisition date and cost of the Fund's restricted securities due to trading restrictions at December 31, 2024.
(g) Rounds to less than $1.
(h) Rate disclosed is the daily yield on December 31, 2024.

Victory Portfolios
Victory Sophus Emerging Markets Fund

Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
ADR
—
American Depositary Receipt
GDR
—
Global Depositary Receipt
NVDR
—
Non-Voting Depository Receipt
PCL
—
Public Company Limited
PLC
—
Public Limited Company

Statements of Assets and Liabilities
December 31, 2024

See notes to financial statements.
Victory Portfolios
Victory RS
International Fund
Victory RS Global
Fund
Victory Sophus
Emerging Markets
Fund
Assets:
Investments, at value (Cost $333,450,557, $876,982,710 and $310,010,008) $ 406,760,512 $ 1,191,633,960 (a) $ 348,464,176 (b)
Foreign currency, at value (Cost $263,250, $241,657 and $116,846) 262,527 241,318 116,620
Cash 8,010,778 29,757,136 3,053,222
Receivables:
Dividends, interest, and securities lending income 60,518 391,366 1,055,218
Capital shares issued 151,934 3,346,061 181,091
Investments sold — — 1,450,679
From Adviser 111,595 514,919 206,116
Reclaims 1,675,159 545,169 10,681
Prepaid expenses 5,804 7,892 7,794
Total Assets 417,038,827 1,226,437,821 354,545,597
Liabilities:
Payables:
Collateral received on loaned securities — 6,672,708 9,389,012
Capital shares redeemed 184,551 827,781 99,466
Accrued foreign capital gains taxes — — 823,491
Accrued expenses and other payables:
Investment advisory fees 287,922 626,514 298,164
Administration fees 20,175 58,440 16,718
Custodian fees 11,762 26,126 58,041
Transfer agent fees 2,424 6,464 2,614
Sub-Transfer agent fees 28,913 192,767 41,653
Compliance fees 285 868 222
Trustees' fees 135 389 110
12b-1 fees 4,741 30,851 5,639
Other accrued expenses 79,144 119,261 68,788
Total Liabilities 620,052 8,562,169 10,803,918
Commitments and contingencies (Note 5 )
Net Assets:
Capital 353,441,074 924,597,188 371,151,363
Total accumulated earnings (loss) 62,977,701 293,278,464 (27,409,684)
Net Assets $ 416,418,775 $ 1,217,875,652 $ 343,741,679
Net Assets:
Class A $ 28,266,433 $ 209,196,080 $ 33,027,734
Class C 2,996,653 14,403,468 501,713
Class R 1,462,643 7,847,943 8,072,039
Class R6 286,296,444 273,393,661 173,930,061
Class Y 97,396,602 713,034,500 128,210,132
Total $ 416,418,775 $ 1,217,875,652 $ 343,741,679
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A 1,908,811 8,572,486 1,727,330
Class C 295,542 615,232 36,505
Class R 106,742 254,174 454,674
Class R6 23,965,202 15,338,947 8,932,761
Class Y 6,680,692 29,416,218 6,667,232
Total 32,956,989 54,197,057 17,818,502
Net asset value, offering and redemption price per share:
Class A $ 14 .81 $ 24 .40 $ 19 .12
Class C(c) 10 .14 23 .41 13 .74
Class R 13 .70 30 .88 17 .75
Class R6 11 .95 17 .82 19 .47
Class Y 14 .58 24 .24 19 .23
Maximum Sales Charge — Class A 5 .75% 5 .75% 5 .75%
Maximum offering price
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A $ 15 .71 $ 25 .89 $ 20 .29
(a) Includes $6,416,492 of securities on loan.
(b) Includes $9,106,511 of securities on loan.
(c) Redemption price per share varies by the length of time shares are held.

Statements of Operations
For the Year Ended December 31, 2024

See notes to financial statements.
Victory Portfolios
Victory RS
International Fund
Victory RS Global
Fund
Victory Sophus
Emerging Markets
Fund
Investment Income:
Dividends $ 13,384,348 $ 20,530,419 $ 11,464,125
Interest 369,988 1,053,670 211,407
Securities lending (net of fees) 10,556 26,802 11,230
Foreign tax withholding (1,459,709) (1,569,613) (1,209,885)
Total Income 12,305,183 20,041,278 10,476,877
Expenses:
Investment advisory fees 3,291,325 6,264,774 3,722,439
Administration fees 225,606 571,555 204,379
Sub-Administration fees 17,000 15,125 17,000
12b-1 fees — Class A 69,368 405,423 89,086
12b-1 fees — Class C 30,288 106,945 5,378
12b-1 fees — Class R 7,933 34,125 41,953
Custodian fees 62,263 127,551 349,089
Transfer agent fees — Class A 13,404 18,171 8,212
Transfer agent fees — Class C 91 519 161
Transfer agent fees — Class R 430 1,413 585
Transfer agent fees — Class R6 650 11,863 6,053
Transfer agent fees — Class Y 814 4,836 901
Sub-Transfer agent fees — Class A 28,627 245,700 54,478
Sub-Transfer agent fees — Class C 3,071 14,314 927
Sub-Transfer agent fees — Class R 2,562 8,174 12,736
Sub-Transfer agent fees — Class R6 63 776 646
Sub-Transfer agent fees — Class Y 101,285 700,497 186,356
Trustees' fees 24,208 53,741 23,325
Compliance fees 3,553 8,795 3,275
Legal and audit fees 64,777 114,721 56,578
State registration and filing fees 70,186 142,880 74,905
Line of credit fees — — 2,161
Interfund lending — — 3,440
Other expenses 84,674 144,615 117,753
Total Expenses 4,102,178 8,996,513 4,981,816
Expenses waived/reimbursed by Adviser (515,904) (2,330,301) (1,292,301)
Net Expenses 3,586,274 6,666,212 3,689,515
Net Investment Income (Loss) 8,718,909 13,375,066 6,787,362
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities and foreign currency transactions 10,218,528 7,859,264 13,873,911
Foreign taxes on realized gains — — (1,621,560)
Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations 2,254,979 157,037,645 2,237,414
Net change in accrued foreign taxes on unrealized gains — — 2,235,072
Net realized/unrealized gains (losses) on investments 12,473,507 164,896,909 16,724,837
Change in net assets resulting from operations $ 21,192,416 $ 178,271,975 $ 23,512,199

20
Victory Portfolios
Statements of Changes in Net Assets
See notes to financial statements.
Victory RS International Fund Victory RS Global Fund
Victory Sophus Emerging Markets
Fund
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 8,718,909 $ 7,170,108 $ 13,375,066 $ 7,570,233 $ 6,787,362 $ 7,140,404
Net realized gains (losses) 10,218,528 (2,237,499) 7,859,264 (3,990,326) 12,252,351 (30,160,953)
Net change in unrealized
appreciation/depreciation 2,254,979 59,017,178 157,037,645 130,048,553 4,472,486 65,830,162
Change in net assets resulting from
operations 21,192,416 63,949,787 178,271,975 133,628,460 23,512,199 42,809,613
Distributions to Shareholders:
Class A (509,889) (424,675) (1,986,116) (868,728) (660,909) (801,539)
Class C (60,111) (54,891) (70,202) (27,902) (10,116) (13,547)
Class R (24,731) (27,566) (41,139) (25,110) (155,180) (178,974)
Class R6 (7,270,212) (6,837,233) (4,398,108) (3,648,670) (4,304,063) (4,201,344)
Class Y (2,000,147) (1,491,467) (8,140,258) (4,270,676) (3,036,005) (4,431,563)
Change in net assets resulting from
distributions to shareholders (9,865,090) (8,835,832) (14,635,823) (8,841,086) (8,166,273) (9,626,967)
Change in net assets resulting from
capital transactions 42,766,866 (28,525,347) 298,106,668 208,408,657 (51,187,603) (53,461,781)
Change in net assets 54,094,192 26,588,608 461,742,820 333,196,031 (35,841,677) (20,279,135)
Net Assets:
Beginning of period 362,324,583 335,735,975 756,132,832 422,936,801 379,583,356 399,862,491
End of period $ 416,418,775 $ 362,324,583 $ 1,217,875,652 $ 756,132,832 $ 343,741,679 $ 379,583,356

21
Victory Portfolios
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory RS International Fund Victory RS Global Fund
Victory Sophus Emerging Markets
Fund
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Capital Transactions:
Class A
Proceeds from shares issued $ 8,275,861 $ 1,868,312 $ 120,902,712 $ 60,658,416 $ 4,720,574 $ 4,160,032
Distributions reinvested 502,504 418,335 1,986,108 868,482 652,335 789,010
Cost of shares redeemed (4,318,149) (2,850,935) (35,963,563) (60,951,137) (9,794,390) (11,743,501)
Total Class A $ 4,460,216 $ (564,288) $ 86,925,257 $ 575,761 $ (4,421,481) $ (6,794,459)
Class C
Proceeds from shares issued $ 419,147 $ 478,937 $ 6,965,817 $ 1,959,752 $ 40,694 $ 12,514
Distributions reinvested 60,111 54,890 69,524 27,764 10,116 13,547
Cost of shares redeemed (185,445) (210,198) (588,456) (487,238) (166,168) (230,016)
Total Class C $ 293,813 $ 323,629 $ 6,446,885 $ 1,500,278 $ (115,358) $ (203,955)
Class R
Proceeds from shares issued $ 162,261 $ 134,044 $ 2,196,043 $ 961,408 $ 711,857 $ 856,801
Distributions reinvested 24,731 27,566 41,139 25,110 155,080 178,681
Cost of shares redeemed (341,507) (509,503) (1,163,901) (1,723,646) (1,302,334) (2,564,236)
Total Class R $ (154,515) $ (347,893) $ 1,073,281 $ (737,128) $ (435,397) $ (1,528,754)
Class R6
Proceeds from shares issued $ 8,812,170 $ 9,137,182 $ 111,683,090 $ 92,941,942 $ 42,178,193 $ 24,870,240
Distributions reinvested 7,254,406 6,823,756 4,256,391 3,647,460 4,164,815 3,977,114
Cost of shares redeemed (3,481,879) (35,006,471) (143,553,802) (28,502,518) (40,175,751) (39,012,672)
Total Class R6 $ 12,584,697 $ (19,045,533) $ (27,614,321) $ 68,086,884 $ 6,167,257 $ (10,165,318)
Class Y
Proceeds from shares issued $ 37,321,031 $ 9,473,933 $ 344,542,167 $ 201,356,403 $ 30,139,269 $ 49,807,150
Distributions reinvested 1,998,448 1,489,450 8,101,096 4,248,244 3,030,942 4,426,276
Cost of shares redeemed (13,736,824) (19,854,645) (121,367,697) (66,621,785) (85,552,835) (89,002,721)
Total Class Y $ 25,582,655 $ (8,891,262) $ 231,275,566 $ 138,982,862 $ (52,382,624) $ (34,769,295)
Change in net assets resulting from
capital transactions $ 42,766,866 $ (28,525,347) $ 298,106,668 $ 208,408,657 $ (51,187,603) $ (53,461,781)
Share Transactions:
Class A
Issued 554,602 138,554 5,249,317 3,221,265 240,117 229,577
Reinvested 33,930 29,481 81,532 42,573 34,193 43,233
Redeemed (284,073) (213,485) (1,549,162) (3,249,248) (500,773) (647,877)
Total Class A 304,459 (45,450) 3,781,687 14,590 (226,463) (375,067)
Class C
Issued 40,626 52,431 314,527 105,322 2,885 930
Reinvested 5,928 5,595 2,974 1,414 738 1,024
Redeemed (17,748) (22,789) (26,468) (27,113) (11,836) (17,469)
Total Class C 28,806 35,237 291,033 79,623 (8,213) (15,515)
Class R
Issued 11,564 11,028 74,960 41,386 38,901 50,699
Reinvested 1,805 2,096 1,334 975 8,753 10,529
Redeemed (23,690) (42,396) (40,214) (72,352) (71,099) (152,067)
Total Class R (10,321) (29,272) 36,080 (29,991) (23,445) (90,839)
Class R6
Issued 697,421 839,133 6,597,794 6,800,368 2,142,048 1,345,382
Reinvested 607,572 593,370 239,257 243,977 214,379 214,169
Redeemed (286,956) (3,242,360) (7,932,984) (2,104,002) (2,015,560) (2,108,172)
Total Class R6 1,018,037 (1,809,857) (1,095,933) 4,940,343 340,867 (548,621)
Class Y
Issued 2,552,119 726,179 14,903,019 10,760,965 1,539,441 2,715,791
Reinvested 137,068 106,618 334,756 209,790 157,967 241,214
Redeemed (911,442) (1,504,901) (5,267,691) (3,620,749) (4,260,106) (4,844,622)
Total Class Y 1,777,745 (672,104) 9,970,084 7,350,006 (2,562,698) (1,887,617)
Change in Shares 3,118,726 (2,521,446) 12,982,951 12,354,571 (2,479,952) (2,917,659)

Victory Portfolios
Financial Highlights
For a Share Outstanding Throughout Each Period
22
See notes to financial statements.
Victory RS International Fund
Class A
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Net Asset Value, Beginning of Period $14.31 $12.17 $14.76 $13.49 $12.93
Investment Activities:
Net investment income (loss)(a) 0.28 0.24 0.32 0.27 0.21
Net realized and unrealized gains (losses) 0.49 2.17 (2.66) 1.62 0.51
Total from Investment Activities 0.77 2.41 (2.34) 1.89 0.72
Distributions to Shareholders from:
Net investment income (0.27) (0.27) (0.22) (0.25) (0.13)
Net realized gains — — (0.03) (0.37) (0.03)
Total Distributions (0.27) (0.27) (0.25) (0.62) (0.16)
Net Asset Value, End of Period $14.81 $14.31 $12.17 $14.76 $13.49
Total Return (excludes sales charge)(b) 5.39% 19.82% (15.89)% 14.05% 5.55%
Ratios to Average Net Assets:
Net Expenses(c) 1.13% 1.13% 1.13% 1.13% 1.13%
Net Investment Income (Loss) 1.83% 1.82% 2.53% 1.80% 1.79%
Gross Expenses(c) 1.38% 1.41% 1.41% 1.40% 1.47%
Supplemental Data:
Net Assets at end of period (000's) $28,266 $22,958 $20,077 $25,555 $24,010
Portfolio Turnover(d) 19% 24% 29% 43% 52%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

23
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory RS International Fund
Class C
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Net Asset Value, Beginning of Period $9.89 $8.50 $10.45 $9.72 $9.36
Investment Activities:
Net investment income (loss)(a) 0.12 0.10 0.14 0.11 0.10
Net realized and unrealized gains (losses) 0.34 1.50 (1.86) 1.17 0.34
Total from Investment Activities 0.46 1.60 (1.72) 1.28 0.44
Distributions to Shareholders from:
Net investment income (0.21) (0.21) (0.20) (0.18) (0.05)
Net realized gains — — (0.03) (0.37) (0.03)
Total Distributions (0.21) (0.21) (0.23) (0.55) (0.08)
Net Asset Value, End of Period $10.14 $9.89 $8.50 $10.45 $9.72
Total Return (excludes contingent deferred sales charge)(b) 4.62% 18.88% (16.50)% 13.24% 4.76%
Ratios to Average Net Assets:
Net Expenses(c) 1.88% 1.88% 1.88% 1.88% 1.88%
Net Investment Income (Loss) 1.12% 1.05% 1.61% 1.03% 1.14%
Gross Expenses(c) 2.53% 2.51% 3.00% 3.07% 3.07%
Supplemental Data:
Net Assets at end of period (000's) $2,997 $2,638 $1,967 $1,147 $1,241
Portfolio Turnover(d) 19% 24% 29% 43% 52%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
24
See notes to financial statements.
Victory RS International Fund
Class R
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Net Asset Value, Beginning of Period $13.26 $11.30 $13.73 $12.58 $12.07
Investment Activities:
Net investment income (loss)(a) 0.24 0.19 0.26 0.22 0.18
Net realized and unrealized gains (losses) 0.43 2.01 (2.47) 1.51 0.45
Total from Investment Activities 0.67 2.20 (2.21) 1.73 0.63
Distributions to Shareholders from:
Net investment income (0.23) (0.24) (0.19) (0.21) (0.09)
Net realized gains — — (0.03) (0.37) (0.03)
Total Distributions (0.23) (0.24) (0.22) (0.58) (0.12)
Net Asset Value, End of Period $13.70 $13.26 $11.30 $13.73 $12.58
Total Return(b) 5.09% 19.49% (16.09)% 13.85% 5.21%
Ratios to Average Net Assets:
Net Expenses(c) 1.38% 1.38% 1.38% 1.38% 1.38%
Net Investment Income (Loss) 1.67% 1.54% 2.24% 1.58% 1.60%
Gross Expenses(c) 2.51% 2.39% 2.30% 2.16% 2.24%
Supplemental Data:
Net Assets at end of period (000's) $1,463 $1,552 $1,653 $1,959 $1,998
Portfolio Turnover(d) 19% 24% 29% 43% 52%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

25
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory RS International Fund
Class R6
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Net Asset Value, Beginning of Period $11.60 $9.91 $12.07 $11.14 $10.70
Investment Activities:
Net investment income (loss)(a) 0.27 0.23 0.29 0.25 0.20
Net realized and unrealized gains (losses) 0.39 1.77 (2.17) 1.34 0.43
Total from Investment Activities 0.66 2.00 (1.88) 1.59 0.63
Distributions to Shareholders from:
Net investment income (0.31) (0.31) (0.25) (0.29) (0.16)
Net realized gains — — (0.03) (0.37) (0.03)
Total Distributions (0.31) (0.31) (0.28) (0.66) (0.19)
Net Asset Value, End of Period $11.95 $11.60 $9.91 $12.07 $11.14
Total Return(b) 5.70% 20.17% (15.57)% 14.32% 5.90%
Ratios to Average Net Assets:
Net Expenses(c) 0.83% 0.83% 0.83% 0.83% 0.83%
Net Investment Income (Loss) 2.16% 2.13% 2.80% 2.06% 2.03%
Gross Expenses(c) 0.92% 0.92% 0.92% 0.91% 0.93%
Supplemental Data:
Net Assets at end of period (000's) $286,296 $266,101 $245,239 $296,211 $251,586
Portfolio Turnover(d) 19% 24% 29% 43% 52%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
26
See notes to financial statements.
Victory RS International Fund
Class Y
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Net Asset Value, Beginning of Period $14.09 $11.98 $14.54 $13.29 $12.74
Investment Activities:
Net investment income (loss)(a) 0.32 0.27 0.35 0.30 0.25
Net realized and unrealized gains (losses) 0.48 2.14 (2.63) 1.60 0.49
Total from Investment Activities 0.80 2.41 (2.28) 1.90 0.74
Distributions to Shareholders from:
Net investment income (0.31) (0.30) (0.25) (0.28) (0.16)
Net realized gains — — (0.03) (0.37) (0.03)
Total Distributions (0.31) (0.30) (0.28) (0.65) (0.19)
Net Asset Value, End of Period $14.58 $14.09 $11.98 $14.54 $13.29
Total Return(b) 5.65% 20.15% (15.71)% 14.38% 5.80%
Ratios to Average Net Assets:
Net Expenses(c) 0.88% 0.88% 0.88% 0.88% 0.88%
Net Investment Income (Loss) 2.12% 2.08% 2.85% 2.02% 2.11%
Gross Expenses(c) 1.05% 1.05% 1.05% 1.02% 1.09%
Supplemental Data:
Net Assets at end of period (000's) $97,397 $69,075 $66,799 $112,511 $102,803
Portfolio Turnover(d) 19% 24% 29% 43% 52%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

27
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory RS Global Fund
Class A
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Net Asset Value, Beginning of Period $20.59 $16.41 $20.47 $17.27 $14.86
Investment Activities:
Net investment income (loss)(a) 0.24 0.24 0.24 0.20 0.18
Net realized and unrealized gains (losses) 3.81 4.13 (4.13) 3.65 2.35
Total from Investment Activities 4.05 4.37 (3.89) 3.85 2.53
Distributions to Shareholders from:
Net investment income (0.24) (0.19) (0.17) (0.18) (0.11)
Net realized gains — — — (0.47) (0.01)
Return of capital — — —(b) — —
Total Distributions (0.24) (0.19) (0.17) (0.65) (0.12)
Net Asset Value, End of Period $24.40 $20.59 $16.41 $20.47 $17.27
Total Return (excludes sales charge)(c) 19.66% 26.62% (18.99)% 22.39% 17.00%
Ratios to Average Net Assets:
Net Expenses(d) 0.85% 0.85% 0.85% 0.85% 0.85%
Net Investment Income (Loss) 1.04% 1.31% 1.39% 1.05% 1.22%
Gross Expenses(d) 1.14% 1.17% 1.17% 1.34% 1.40%
Supplemental Data:
Net Assets at end of period (000's) $209,196 $98,626 $78,373 $71,792 $51,066
Portfolio Turnover(e) 20% 32% 29% 38% 71%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Amount is less than $0.005 per share.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Does not include acquired fund fees and expenses, if any.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
28
See notes to financial statements.
Victory RS Global Fund
Class C
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Net Asset Value, Beginning of Period $19.80 $15.83 $19.73 $16.68 $14.38
Investment Activities:
Net investment income (loss)(a) 0.06 0.08 0.11 0.06 0.07
Net realized and unrealized gains (losses) 3.67 3.98 (3.98) 3.52 2.24
Total from Investment Activities 3.73 4.06 (3.87) 3.58 2.31
Distributions to Shareholders from:
Net investment income (0.12) (0.09) (0.03) (0.06) —(b)
Net realized gains — — — (0.47) (0.01)
Return of capital — — —(b) — —
Total Distributions (0.12) (0.09) (0.03) (0.53) (0.01)
Net Asset Value, End of Period $23.41 $19.80 $15.83 $19.73 $16.68
Total Return (excludes contingent deferred sales charge)(c) 18.76% 25.70% (19.61)% 21.52% 16.06%
Ratios to Average Net Assets:
Net Expenses(d) 1.60% 1.60% 1.60% 1.60% 1.60%
Net Investment Income (Loss) 0.28% 0.47% 0.68% 0.35% 0.48%
Gross Expenses(d) 1.98% 2.09% 2.09% 2.33% 2.53%
Supplemental Data:
Net Assets at end of period (000's) $14,403 $6,421 $3,872 $4,221 $3,491
Portfolio Turnover(e) 20% 32% 29% 38% 71%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Amount is less than $0.005 per share.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Does not include acquired fund fees and expenses, if any.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

29
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory RS Global Fund
Class R
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Net Asset Value, Beginning of Period $26.00 $20.68 $25.73 $21.57 $18.55
Investment Activities:
Net investment income (loss)(a) 0.24 0.24 0.25 0.21 0.18
Net realized and unrealized gains (losses) 4.80 5.20 (5.19) 4.55 2.92
Total from Investment Activities 5.04 5.44 (4.94) 4.76 3.10
Distributions to Shareholders from:
Net investment income (0.16) (0.12) (0.11) (0.13) (0.07)
Net realized gains — — — (0.47) (0.01)
Return of capital — — —(b) — —
Total Distributions (0.16) (0.12) (0.11) (0.60) (0.08)
Net Asset Value, End of Period $30.88 $26.00 $20.68 $25.73 $21.57
Total Return(c) 19.40% 26.29% (19.19)% 22.12% 16.70%
Ratios to Average Net Assets:
Net Expenses(d) 1.10% 1.10% 1.10% 1.10% 1.10%
Net Investment Income (Loss) 0.80% 1.03% 1.16% 0.85% 0.98%
Gross Expenses(d) 1.56% 1.56% 1.57% 1.70% 1.93%
Supplemental Data:
Net Assets at end of period (000's) $7,848 $5,670 $5,130 $5,488 $4,454
Portfolio Turnover(e) 20% 32% 29% 38% 71%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Amount is less than $0.005 per share.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Does not include acquired fund fees and expenses, if any.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
30
See notes to financial statements.
Victory RS Global Fund
Class R6
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Net Asset Value, Beginning of Period $15.09 $12.06 $15.11 $12.87 $11.07
Investment Activities:
Net investment income (loss)(a) 0.24 0.21 0.22 0.20 0.08
Net realized and unrealized gains (losses) 2.78 3.05 (3.06) 2.73 1.83
Total from Investment Activities 3.02 3.26 (2.84) 2.93 1.91
Distributions to Shareholders from:
Net investment income (0.29) (0.23) (0.21) (0.22) (0.10)
Net realized gains — — — (0.47) (0.01)
Return of capital — — —(b) — —
Total Distributions (0.29) (0.23) (0.21) (0.69) (0.11)
Net Asset Value, End of Period $17.82 $15.09 $12.06 $15.11 $12.87
Total Return(c) 20.04% 27.02% (18.81)% 22.84% 17.27%
Ratios to Average Net Assets:
Net Expenses(d) 0.55% 0.55% 0.55% 0.55% 0.55%
Net Investment Income (Loss) 1.39% 1.52% 1.70% 1.35% 0.64%
Gross Expenses(d) 0.71% 0.72% 0.73% 0.85% 1.16%
Supplemental Data:
Net Assets at end of period (000's) $273,394 $248,014 $138,665 $99,708 $46,776
Portfolio Turnover(e) 20% 32% 29% 38% 71%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Amount is less than $0.005 per share.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Does not include acquired fund fees and expenses, if any.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

31
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory RS Global Fund
Class Y
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Net Asset Value, Beginning of Period $20.44 $16.28 $20.31 $17.12 $14.72
Investment Activities:
Net investment income (loss)(a) 0.30 0.27 0.29 0.26 0.20
Net realized and unrealized gains (losses) 3.78 4.11 (4.11) 3.62 2.34
Total from Investment Activities 4.08 4.38 (3.82) 3.88 2.54
Distributions to Shareholders from:
Net investment income (0.28) (0.22) (0.21) (0.22) (0.13)
Net realized gains — — — (0.47) (0.01)
Return of capital — — —(b) — —
Total Distributions (0.28) (0.22) (0.21) (0.69) (0.14)
Net Asset Value, End of Period $24.24 $20.44 $16.28 $20.31 $17.12
Total Return(c) 19.97% 26.93% (18.82)% 22.78% 17.27%
Ratios to Average Net Assets:
Net Expenses(d) 0.60% 0.60% 0.60% 0.60% 0.60%
Net Investment Income (Loss) 1.32% 1.43% 1.67% 1.34% 1.38%
Gross Expenses(d) 0.84% 0.84% 0.84% 0.96% 1.10%
Supplemental Data:
Net Assets at end of period (000's) $713,035 $397,402 $196,898 $169,687 $114,925
Portfolio Turnover(e) 20% 32% 29% 38% 71%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Amount is less than $0.005 per share.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Does not include acquired fund fees and expenses, if any.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
32
See notes to financial statements.
Victory Sophus Emerging Markets Fund
Class A
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Net Asset Value, Beginning of Period $18.55 $17.10 $22.69 $24.70 $21.37
Investment Activities:
Net investment income (loss)(a) 0.29 0.26 0.40 0.18 0.10
Net realized and unrealized gains (losses) 0.67 1.61 (5.48) (1.26) 3.45
Total from Investment Activities 0.96 1.87 (5.08) (1.08) 3.55
Distributions to Shareholders from:
Net investment income (0.39) (0.42) (0.51) (0.26) (0.22)
Net realized gains — — — (0.66) —
Return of capital — — — (0.01) —
Total Distributions (0.39) (0.42) (0.51) (0.93) (0.22)
Net Asset Value, End of Period $19.12 $18.55 $17.10 $22.69 $24.70
Total Return (excludes sales charge)(b) 5.18% 10.97% (22.41)% (4.35)% 16.73%
Ratios to Average Net Assets:
Net Expenses(c) 1.34% 1.34% 1.34% 1.34% 1.34%
Net Investment Income (Loss) 1.47% 1.45% 2.08% 0.69% 0.47%
Gross Expenses(c) 1.68% 1.67% 1.63% 1.60% 1.64%
Supplemental Data:
Net Assets at end of period (000's) $33,028 $36,244 $39,819 $54,194 $60,206
Portfolio Turnover(d) 96% 72% 58% 85% 109%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

33
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Sophus Emerging Markets Fund
Class C
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Net Asset Value, Beginning of Period $13.44 $12.49 $16.69 $18.38 $15.94
Investment Activities:
Net investment income (loss)(a) 0.09 0.09 0.17 (0.03) (0.07)
Net realized and unrealized gains (losses) 0.49 1.16 (4.01) (0.92) 2.58
Total from Investment Activities 0.58 1.25 (3.84) (0.95) 2.51
Distributions to Shareholders from:
Net investment income (0.28) (0.30) (0.36) (0.08) (0.07)
Net realized gains — — — (0.66) —
Return of capital — — — —(b) —
Total Distributions (0.28) (0.30) (0.36) (0.74) (0.07)
Net Asset Value, End of Period $13.74 $13.44 $12.49 $16.69 $18.38
Total Return (excludes contingent deferred sales charge)(c) 4.34% 10.07% (23.01)% (5.16)% 15.79%
Ratios to Average Net Assets:
Net Expenses(d) 2.14% 2.14% 2.14% 2.14% 2.14%
Net Investment Income (Loss) 0.63% 0.65% 1.18% (0.17)% (0.45)%
Gross Expenses(d) 5.23% 4.08% 3.39% 2.77% 2.69%
Supplemental Data:
Net Assets at end of period (000's) $502 $601 $752 $1,684 $3,261
Portfolio Turnover(e) 96% 72% 58% 85% 109%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Amount is less than $0.005 per share.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Does not include acquired fund fees and expenses, if any.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
34
See notes to financial statements.
Victory Sophus Emerging Markets Fund
Class R
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Net Asset Value, Beginning of Period $17.25 $15.93 $21.19 $23.13 $20.03
Investment Activities:
Net investment income (loss)(a) 0.22 0.20 0.33 0.11 0.05
Net realized and unrealized gains (losses) 0.63 1.50 (5.12) (1.18) 3.23
Total from Investment Activities 0.85 1.70 (4.79) (1.07) 3.28
Distributions to Shareholders from:
Net investment income (0.35) (0.38) (0.47) (0.20) (0.18)
Net realized gains — — — (0.66) —
Return of capital — — — (0.01) —
Total Distributions (0.35) (0.38) (0.47) (0.87) (0.18)
Net Asset Value, End of Period $17.75 $17.25 $15.93 $21.19 $23.13
Total Return(b) 4.93% 10.70% (22.62)% (4.57)% 16.46%
Ratios to Average Net Assets:
Net Expenses(c) 1.58% 1.58% 1.58% 1.58% 1.58%
Net Investment Income (Loss) 1.23% 1.21% 1.85% 0.44% 0.25%
Gross Expenses(c) 2.03% 1.99% 1.94% 1.91% 1.95%
Supplemental Data:
Net Assets at end of period (000's) $8,072 $8,249 $9,064 $11,840 $13,531
Portfolio Turnover(d) 96% 72% 58% 85% 109%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

35
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Sophus Emerging Markets Fund
Class R6
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Net Asset Value, Beginning of Period $18.88 $17.40 $23.08 $25.10 $21.68
Investment Activities:
Net investment income (loss)(a) 0.39 0.35 0.50 0.31 0.20
Net realized and unrealized gains (losses) 0.68 1.63 (5.59) (1.30) 3.52
Total from Investment Activities 1.07 1.98 (5.09) (0.99) 3.72
Distributions to Shareholders from:
Net investment income (0.48) (0.50) (0.59) (0.35) (0.30)
Net realized gains — — — (0.66) —
Return of capital — — — (0.02) —
Total Distributions (0.48) (0.50) (0.59) (1.03) (0.30)
Net Asset Value, End of Period $19.47 $18.88 $17.40 $23.08 $25.10
Total Return(b) 5.67% 11.44% (22.06)% (3.93)% 17.28%
Ratios to Average Net Assets:
Net Expenses(c) 0.89% 0.89% 0.89% 0.89% 0.89%
Net Investment Income (Loss) 1.93% 1.88% 2.58% 1.17% 0.95%
Gross Expenses(c) 1.21% 1.21% 1.19% 1.17% 1.21%
Supplemental Data:
Net Assets at end of period (000's) $173,930 $162,243 $159,001 $174,198 $115,637
Portfolio Turnover(d) 96% 72% 58% 85% 109%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
36
See notes to financial statements.
Victory Sophus Emerging Markets Fund
Class Y
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Net Asset Value, Beginning of Period $18.66 $17.20 $22.83 $24.85 $21.48
Investment Activities:
Net investment income (loss)(a) 0.36 0.33 0.48 0.27 0.16
Net realized and unrealized gains (losses) 0.68 1.62 (5.53) (1.27) 3.50
Total from Investment Activities 1.04 1.95 (5.05) (1.00) 3.66
Distributions to Shareholders from:
Net investment income (0.47) (0.49) (0.58) (0.34) (0.29)
Net realized gains — — — (0.66) —
Return of capital — — — (0.02) —
Total Distributions (0.47) (0.49) (0.58) (1.02) (0.29)
Net Asset Value, End of Period $19.23 $18.66 $17.20 $22.83 $24.85
Total Return(b) 5.56% 11.37% (22.15)% (4.01)% 17.10%
Ratios to Average Net Assets:
Net Expenses(c) 0.99% 0.99% 0.99% 0.99% 0.99%
Net Investment Income (Loss) 1.82% 1.81% 2.48% 1.05% 0.79%
Gross Expenses(c) 1.36% 1.35% 1.32% 1.29% 1.31%
Supplemental Data:
Net Assets at end of period (000's) $128,210 $172,246 $191,226 $258,201 $280,364
Portfolio Turnover(d) 96% 72% 58% 85% 109%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Notes to Financial Statements
December 31, 2024
Victory Portfolios
37
1. Organization:
Victory Portfolios (the “Trust”) is organized as a Delaware statutory trust and the Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 37 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001 per share.
The accompanying financial statements are those of the following three funds (collectively, the “Funds” and individually, a “Fund”). Each
Fund is classified as diversified under the 1940 Act.
Each class of shares of a Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares. Victory Capital Management Inc. (“VCM” or the “Adviser”) is an indirect wholly owned subsidiary of Victory
Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.  The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Trust’s Board of Trustees (the “Board”), has established the Pricing and Liquidity
Committee (the “Committee”), and subject to Board oversight, the Committee administers and oversees the Funds’ valuation policies and procedures, which are approved by the Board.
Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds (“ETFs”), American Depositary Receipts, and
Rights, are valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official
Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies, other than ETFs, are valued at their net asset value (“NAV”). These valuations are typically categorized as Level 1 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Funds’ NAV to be more reliable than it otherwise would be.
Funds (Legal Name) Funds (Short Name) Investment Share Classes Offered
Victory RS International Fund RS International Fund A, C, R, R6, and Y
Victory RS Global Fund RS Global Fund A, C, R, R6, and Y
Victory Sophus Emerging Markets Fund Sophus Emerging Markets Fund A, C, R, R6, and Y

Notes to Financial Statements — continued
December 31, 2024
Victory Portfolios
38
In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Funds’ NAV is calculated. The Funds use a systematic valuation model, provided daily by an independent third party to fair value their international equity securities. These valuations are categorized as Level 2 in the fair value hierarchy.
A summary of the valuations as of December 31, 2024, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedules of Portfolio Investments:
As of December 31, 2024, there were no significant transfers into/out of Level 3.
Real Estate Investment Trusts (“REITs”):
The Funds may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITs will be reclassified to realized gains or return of capital as estimated by the Funds based on calendar year-end information as it becomes known or available.
Investment Companies:
Exchange-Traded Funds:
The Funds may invest in ETFs, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities often designed to track the performance and dividend yield of a particular domestic or foreign market index. Among other purposes, the Funds may purchase shares of an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although the lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.
Open-End Funds:
The Funds may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Derivative Instruments:
Foreign Exchange Currency Contracts:
The Funds may enter into foreign exchange currency contracts to convert U.S. dollars to and from various foreign currencies. A foreign exchange currency contract is an obligation by the Funds to purchase or sell a specific currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Funds do not engage in “cross-currency” foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Funds’ foreign exchange currency contracts might be considered spot contracts
(typically a contract of one week or less) or forward contracts (typically a contract term over one week). A spot contract is entered into for
Level 1 Level 2 Level 3 Total
RS International Fund
Common Stocks ............................ $ — $ 406,383,369 $ — $ 406,383,369
Exchange-Traded Funds ...................... 377,143 — — 377,143
Total .................................... $ 377,143 $ 406,383,369 $ — $ 406,760,512
RS Global Fund
Common Stocks ............................ 809,257,123 374,582,944 — 1,183,840,067
Warrants ................................. — — —(a) —(a)
Exchange-Traded Funds ...................... 1,121,185 — — 1,121,185
Collateral for Securities Loaned ................ 6,672,708 — — 6,672,708
Total .................................... $ 817,051,016 $ 374,582,944 $ —(a) $ 1,191,633,960
Sophus Emerging Markets Fund
Common Stocks ............................ 43,558,327 295,516,017 —(b) 339,074,344
Rights ................................... — 820 — 820
Collateral for Securities Loaned ................ 9,389,012 — — 9,389,012
Total .................................... $ 52,947,339 $ 295,516,837 $ —(b) $ 348,464,176
(a)
Zero market value security.
(b)
Rounds to less than $1.

Notes to Financial Statements — continued
December 31, 2024
Victory Portfolios
39
purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. Each foreign exchange currency contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the
Funds record realized gains or losses equal to the difference between the value of a contract at the time it was opened and the value at the time it was closed. The Funds could be exposed to risk if a counterparty is unable to meet the terms of a foreign exchange currency contract or if the value of the foreign currency changes unfavorably. In addition, the use of foreign exchange currency contracts does not eliminate fluctuations in the underlying prices of the securities. The Funds enter into foreign exchange currency contracts solely for spot or forward hedging purposes, and not for speculative purposes (i.e., the Funds do not enter into such contracts solely for the purpose of earning foreign currency gains).  As of December 31, 2024, the Funds had no open forward foreign exchange currency contracts.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily  using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis.
Withholding taxes on interest, dividends, and gains as a result of certain investments by the Funds have been provided for in accordance with each investment’s applicable country’s tax rules and rates.
Securities Lending:
The Funds, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend their securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank.  Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-
cash collateral can include U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”)
guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted
on the Funds’ Schedules of Portfolio Investments. The Funds effectively do not have control of the non-cash collateral and therefore it is not disclosed on the Funds’ Schedules of Portfolio Investments. Collateral requirements are determined daily based on the value of the Funds’
securities on loan as of the end of the prior business day.  During the time portfolio securities are on loan, the borrower will pay the Funds any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Funds also earn a return from the collateral. The Funds pay Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statements of Operations.
Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days.  Although risk is mitigated by the collateral, a Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Funds’ agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Funds may not be sold or repledged, except to satisfy borrower default.
The following table is a summary of the Funds’ securities lending transactions as of December 31, 2024:
Foreign Currency Translations:
The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities of a Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations, if any, are disclosed as Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations on the Statements of Operations. Realized gains or losses from these fluctuations, if any, are disclosed as Net realized gains (losses) from investment securities and foreign currency transactions on the Statements of Operations.
Value of
Securities on Loan
Non-Cash
Collateral Cash Collateral
RS Global Fund .................................................. $ 6,416,492 $ — $ 6,672,708
Sophus Emerging Markets Fund ...................................... 9,106,511 — 9,389,012

Notes to Financial Statements — continued
December 31, 2024
Victory Portfolios
40
Foreign Taxes:
The Funds may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Funds invest.
Federal Income Taxes:
Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Funds have a tax year end of December 31.
For the year ended December 31, 2024, the Funds did not incur any income tax, interest, or penalties, and have recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to a Fund are charged to that Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statements of Operations, as applicable, as Fees paid indirectly.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the year ended December 31, 2024, were as follows:
4. Affiliated Fund Ownership:
The Funds offer shares for investment by other funds including VCM affiliated fund-of-funds. The affiliated fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by affiliated fund-of-funds within its principal investment strategies may represent a significant portion of an underlying fund’s assets, and together with the investments of the other affiliated funds-of-funds, may represent a substantial portion or even all of an underlying fund’s net assets. The affiliated fund-of-funds’ annual and semi-annual reports may be viewed at vcm.com. As of December 31, 2024, certain affiliated fund-of-funds owned total outstanding shares of the Funds as follows:
Excluding U.S. Government Securities
Purchases Sales
RS International Fund ................................................................ $ 111,815,026 $ 74,128,389
RS Global Fund .................................................................... 485,608,909 206,471,367
Sophus Emerging Markets Fund ........................................................ 349,425,567 404,181,160
RS International Fund
Ownership %
Victory Target Retirement Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 5.7
Victory Target Retirement 2030 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 15.9
Victory Target Retirement 2040 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 25.8
Victory Target Retirement 2050 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 18.0
Victory Target Retirement 2060 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 2.8
RS Global Fund
Ownership %
Victory Strategic Allocation Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.6
Sophus Emerging Markets Fund
Ownership %
Victory Target Retirement Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.8
Victory Target Retirement 2030 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3.0

Notes to Financial Statements — continued
December 31, 2024
Victory Portfolios
41
5. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Funds by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annualized rate based on a percentage of the average daily net assets of each Fund. The rates at which the Adviser is paid by each Fund are included in the table below.
Amounts incurred and paid to VCM for the year ended December 31, 2024, are reflected on the Statements of Operations as Investment advisory fees.
Administration and Servicing Fees:
VCM also serves as the Funds’ administrator and fund accountant. Under the Administration and Fund Accounting Agreement, VCM is paid an administration fee based on a percentage of the average daily net assets of the Trust, Victory Variable Insurance Funds and Victory Portfolios II.
The tiered rates at which VCM is paid by the Funds are shown in the table below:
Amounts incurred for the year ended December 31, 2024, are reflected on the Statements of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Funds pursuant to the Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Funds reimburse VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Funds. Amounts incurred for the year ended December 31, 2024, are reflected on the Statements of Operations as
Sub-Administration fees.
The Funds (as part of the Trust) have entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, and Victory Portfolios II, in aggregate, compensate the Adviser for these services. Amounts incurred for the year ended December 31, 2024, are reflected on the Statements of Operations as Compliance fees.
Transfer Agency Fees:
FIS Investor Services, LLC (“FIS”) serves as the Funds’ transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.  Amounts incurred for the year ended December 31, 2024, are reflected on the Statements of Operations as Transfer agent fees.
Sub-Transfer Agency Fees:
The Funds have entered into Sub-Transfer Agency Agreements with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Funds and have agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. These services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Funds’ transfer agent. Amounts incurred for the year ended December
31, 2024, are reflected on the Statements of Operations as Sub-Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Funds pursuant to a Distribution Agreement between the Distributor and the Trust.
Sophus Emerging Markets Fund
Ownership %
Victory Target Retirement 2040 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 4.6
Victory Target Retirement 2050 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3.6
Victory Target Retirement 2060 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.5
Victory Strategic Allocation Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.6
Flat Rate
RS International Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.80%
RS Global Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.60%
Sophus Emerging Markets Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.00%
Net Assets
Up to $15 billion $15 billion — $30 billion Over $30 billion
0.08%, plus 0.05%, plus 0.04%

Notes to Financial Statements — continued
December 31, 2024
Victory Portfolios
42
Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee up to the annual rate shown in the table below:
The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activities primarily intended to result in the sale of Class A, Class C, and Class R. Amounts incurred for the year ended December 31, 2024, are reflected on the Statements of Operations as 12b-1 fees.
In addition, the Distributor is entitled to receive commissions in connection with sales of the Class A. For the year ended December 31, 2024, the Distributor received the following from commissions earned in connection with sales of Class A:
Other Fees:
Citibank serves as the Funds’ custodian. The Funds pay Citibank a fee for providing these services. Amounts incurred for the year ended
December 31, 2024, are reflected on the Statements of Operations as Custodian fees.
Sidley Austin LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Trust. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the Funds in any fiscal year exceed the expense limits for the Funds. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Funds’ business are excluded from the expense limits. As of December 31, 2024, the expense limits
(excluding voluntary waivers) were as follows:
Under the terms of the expense limitation agreement, the Funds have agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Funds have not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at December 31, 2024.
As of December 31, 2024, the following amounts are available to be repaid to the Adviser:
The Adviser may voluntarily waive or reimburse additional fees to assist the Funds in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Funds are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the year ended December 31, 2024.
Certain officers and/or interested trustees of the Funds are also officers and/or employees of the Adviser, administrator, fund accountant, legal counsel, and Distributor.
Class A Class C Class R
RS International Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% 1.00% 0.50%
RS Global Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% 1.00% 0.50%
Sophus Emerging Markets Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% 1.00% 0.50%
Amount
RS International Fund .................................................................................. $ 176
RS Global Fund ...................................................................................... 7,344
Sophus Emerging Markets Fund .......................................................................... 196
In effect until April 30, 2025
Class A Class C Class R Class R6 Class Y
RS International Fund . . . . . . . . . . . . . . . . . . . . . . . . . . 1.13% 1.88% 1.38% 0.83% 0.88%
RS Global Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.85% 1.60% 1.10% 0.55% 0.60%
Sophus Emerging Markets Fund . . . . . . . . . . . . . . . . . . . . 1.34% 2.14% 1.58% 0.89% 0.99%
Expires
2025
Expires
2026
Expires
2027 Total
RS International Fund .................................................. $ 438,795 $ 433,125 $ 515,904 $ 1,387,824
RS Global Fund ...................................................... 899,922 1,224,514 2,330,301 4,454,737
Sophus Emerging Markets Fund .......................................... 1,401,240 1,374,685 1,292,301 4,068,226

Notes to Financial Statements — continued
December 31, 2024
Victory Portfolios
43
6. Risks:
The Funds may be subject to other risks in addition to these identified risks.
Equity Securities Risk — The value of the equity securities in which the Funds invest may decline in response to developments affecting individual companies and/or general economic conditions in the United States or abroad. A company’s earnings or dividends may not increase as expected (or may decline) because of poor management, competitive pressures, reliance on particular suppliers or geographical regions, labor problems or shortages, corporate restructurings, fraudulent disclosures, man-made or natural disasters, military confrontations or wars, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or last for extended periods.
General Market Risk — Overall market risks may affect the value of the Funds. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels, and other fiscal and monetary policy changes; cybersecurity incidents, pandemics, and other public health crises; sanctions against a particular foreign country, its nationals, businesses, or industries; and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
Emerging Markets Risk — The risks related to investing in foreign securities generally are greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets. The risks of investing in emerging markets include the risks of illiquidity, increased price volatility, smaller-market capitalizations, limited reliable access to capital, less government regulation (including limitations on the available rights and remedies), market manipulation concerns, less extensive and less frequent recordkeeping, accounting, financial and other reporting requirements, risk of loss resulting from problems in share registration and custody, risks related to foreign investment structures, substantial economic and political disruptions, and the nationalization of foreign deposits or assets.
Foreign Securities Risk — Foreign securities (including depositary receipts) are subject to political, regulatory, and economic risks not present in domestic investments. Foreign securities could be affected by factors not present in the United States, including expropriation, confiscation of property, and difficulties in enforcing contracts. Compared to U.S. companies, there generally is less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign companies. Foreign securities generally experience more volatility than their domestic counterparts. Depositary receipts may have additional risks, including creditworthiness of the depositary bank and the risk of an illiquid market. In addition, to the extent investments are made in a limited number of countries, events in those countries will have a more significant impact on the Funds. Fluctuations in the exchange rates between the U.S. dollar and foreign currencies, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies may negatively affect an investment.
Certain Russian securities held by the Funds had declared dividends, however there is no assurance these dividends can be collected by the
Funds. As a result, all such dividend receivables related to these Russian securities are valued at zero as of the current fiscal year-end.
7. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios II, and Victory Portfolios III (collectively, the "Victory
Funds Complex"), in aggregate, may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory
Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the year ended December 31, 2024, Citibank received an annual commitment fee of 0.15% on $300 million for providing the
Line of Credit. Each Fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed.
Interest is based on the one-month Secured Overnight Financing Rate plus 1.10 percent. Effective June 25, 2024, the agreement was renewed with a termination date of June 23, 2025, and the annual commitment fee of 0.15% remained unchanged. Interest charged to each Fund during the period, if applicable, is reflected on the Statements of Operations under Line of credit fees.
The average borrowing for the days outstanding and average interest rate for each Fund during the year ended December 31, 2024, were as follows:
* Based on the number of days borrowings were outstanding for the year ended December 31, 2024.
Amount
Outstanding at
December 31, 2024
Average
Borrowing*
Average
Interest Rate*
Maximum
Borrowing
During the
Period
Sophus Emerging Markets Fund .............................. $ — $ 3,150,000 6.12% $ 5,000,000

Notes to Financial Statements — continued
December 31, 2024
Victory Portfolios
44
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows each Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions.
The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to each Fund, if any, during the period, is reflected on the Statements of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by each Fund, if any, during the period, is reflected on the
Statements of Operations under Interfund lending.
The average borrowing or lending for the days outstanding and average interest rate for the Funds that utilized this Facility during the year ended December 31, 2024, were as follows:
* Based on the number of days borrowings were outstanding for the year ended December 31, 2024.
8. Federal Income Tax Information:
Dividends from net investment income, if any, are declared and paid as noted in the table below. Distributable net realized gains, if any, are declared and distributed at least annually from each Fund.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Funds may be reclassified as an offset to capital on the accompanying Statements of Assets and Liabilities.
As of December 31, 2024, on the Statements of Assets and Liabilities, there were no permanent book-to-tax difference reclassification adjustments.
The tax character of distributions paid during the tax years ended, as noted below, were as follows (total distributions paid may differ from the
Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid):
Borrower or
Lender
Amount
Outstanding at
December 31, 2024
Average
Borrowing*
Average
Interest Rate*
Maximum
Borrowing
During the
Period
Sophus Emerging Markets Fund ..................... Borrower $ — $ 5,365,250 5.87% $ 10,437,000
Declared Paid
RS International Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Annually Annually
RS Global Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Annually Annually
Sophus Emerging Markets Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Annually Annually
Year Ended December 31, 2024
Distributions
Paid From:
Ordinary
Income
Total
Distributions
Paid
RS International Fund ........................................................................ $ 9,865,090 $ 9,865,090
RS Global Fund ............................................................................ 14,635,823 14,635,823
Sophus Emerging Markets Fund ................................................................ 8,166,273 8,166,273
Year Ended December 31, 2023
Distributions
Paid From:
Ordinary
Income
Total
Distributions
Paid
RS International Fund ........................................................................ $ 8,835,832 $ 8,835,832
RS Global Fund ............................................................................ 8,841,086 8,841,086
Sophus Emerging Markets Fund ................................................................ 9,626,967 9,626,967

Notes to Financial Statements — continued
December 31, 2024
Victory Portfolios
45
As of December 31, 2024, the components of accumulated earnings (loss) on a tax basis were as follows:
* Qualified late-year losses are comprised of post-October capital losses incurred after October 31 and certain late-year ordinary losses. Late-
year ordinary losses represent ordinary losses incurred after December 31 and specified losses incurred after October 31. These losses are deemed to arise on the first day of the Fund’s next taxable year.
** The difference between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales, forward contracts, and passive foreign investment company adjustments.
As of December 31, 2024, the Funds had net capital loss carryforwards as shown in the table below.  It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used.
During the tax year ended December 31, 2024, the following Funds utilized capital loss carryforwards:
As of December 31, 2024, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation (depreciation) for investments were as follows:
9. New Accounting Pronouncement:
In this reporting period, the Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to
Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations.
The management committee of the Adviser acts as each Fund’s Chief Operating Decision Maker (“CODM”). Each Fund represents a single operating segment, as the CODM monitors the operating results of each Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Funds’ portfolio composition, total returns, expense ratios, and changes in net assets, which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within each Fund’s financial statements. Segment assets are reflected on the accompanying Statements of Assets and
Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statements of Operations.
Undistributed
Ordinary
Income
Accumulated
Earnings (Loss)
Other Earnings
(Loss)
Accumulated
Capital And
Other Losses
Qualified
Late-Year
Losses*
Unrealized
Appreciation
(Depreciation)**
Total
Accumulated
Earnings (Loss)
RS International Fund .... $ 4,013,437 $ 4,013,437 $ (32,871) $ (3,949,270) $ — $ 62,946,405 $ 62,977,701
RS Global Fund ........ 226,199 226,199 (14,251) (6,689,117) — 299,755,633 293,278,464
Sophus Emerging Markets
Fund ................ — — (929,136) (61,653,741) (3,339) 35,176,532 (27,409,684)
Short-Term
Amount
Long-Term
Amount Total
RS International Fund ................................................... $ (3,949,270) $ — $ (3,949,270)
RS Global Fund ....................................................... (5,963,114) (726,003) (6,689,117)
Sophus Emerging Markets Fund ........................................... (51,540,812) (10,112,929) (61,653,741)
Amount
RS International Fund .................................................................................. $ (10,804,574)
RS Global Fund ...................................................................................... (7,307,119)
Sophus Emerging Markets Fund .......................................................................... (9,528,859)
Cost of Investments
for Federal Tax
Purposes
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
RS International Fund .............................. $ 343,814,107 $ 91,642,372 $ (28,695,967) $ 62,946,405
RS Global Fund .................................. 891,878,327 343,514,951 (43,759,318) 299,755,633
Sophus Emerging Markets Fund ...................... 313,285,690 74,393,902 (39,217,370) 35,176,532

46
Report of Independent Registered Public Accounting Firm
To the Shareholders and Board of Trustees of Victory Portfolios
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of Victory RS
International Fund, Victory RS Global Fund, and Victory Sophus Emerging Markets Fund (the “Funds”), each a series of Victory Portfolios, as of December 31, 2024, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2024, the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United
States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more investment companies advised by Victory Capital Management Inc. since 2015.
COHEN & COMPANY, LTD.
Cleveland, Ohio
February 21, 2025

Supplemental Information
December 31, 2024
Victory Portfolios
47
(Unaudited)
Additional Federal Income Tax Information
For the fiscal year ended December 31, 2024, the Funds hereby designate the maximum amount allowable of their net taxable income as qualified dividends taxed at individual net capital gain rates. Shareholders will be notified via IRS Form 1099 of the amounts for use in preparing their income tax return.
Dividends qualified for corporate dividends received deductions of:
The following Funds intends to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. Foreign source income and foreign tax expense per shares outstanding on December 31, 2024, were as follow:
Percent
RS Global Fund .................................................................................... 51%
Foreign Source Income Foreign Tax Expense
RS International Fund ........................................................ $ 0.38 $ 0.04
Sophus Emerging Markets Fund ................................................ 0.72 0.16

Victory Portfolios
48
(Unaudited)
Supplemental Information — continued
December 31, 2024
Considerations of the Board in Continuing the Investment Advisory Agreement (the “Agreement”)
The Board approved the Agreement on behalf of each of the Funds at a meeting, which was called for that purpose, on December 5, 2024.
The Board also considered information relating to the Funds and the Agreement provided throughout the year and, more specifically, at the meetings on October 21, 2024 and December 5, 2024. In considering whether to approve the Agreement, the Board requested from the Adviser certain information concerning the Funds to assist it in evaluating the terms of the Agreement. In response to the request from the Independent
Trustees, the Adviser provided information and reports relevant to the continuation of the Agreement. The Board, including the Independent
Trustees, evaluated this information along with other information obtained throughout the year and was advised by legal counsel to the Funds and independent legal counsel to the Independent Trustees.
The Board considered each Fund’s advisory fee, expense ratio and investment performance as significant factors in determining whether the Agreement should be continued. In considering whether the compensation paid to the Adviser was fair and reasonable, the Board also evaluated, among other things, the following factors:
The requirements of the Funds for the services provided by the Adviser;
The nature, quality and extent of the services provided and expected to be provided;
The performance of the Funds as compared to comparable funds;
The fees payable for the services and whether the fee arrangements provided for economies of scale that would benefit Fund shareholders as the Funds grow (acknowledging that economies of scale can be complex to assess and typically are not directly measurable) and whether breakpoints would be appropriate;
Whether the fee would be sufficient to enable the Adviser to attract and retain experienced personnel and continue to provide quality services to the Funds;
The fees paid by other clients of the Adviser whose accounts are managed in a similar investment style and any differences in the services provided to the other clients compared to those provided to the Funds;
The total expenses of each Fund;
Management’s commitment to operating the Funds at competitive expense levels;
The profitability of the Adviser (as reflected by comparing fees earned against an estimate of the Adviser’s costs) with respect to the Adviser’s relationship with the Funds;
Research and other service benefits received by the Adviser obtained through payment of client commissions for securities transactions;
Other benefits received by the Adviser, and its affiliates, including revenues paid to the Adviser, or its affiliates, by the Funds for administration and fund accounting services, and distribution;
The capabilities and financial condition of the Adviser;
Current economic and industry trends; and
The historical relationship between each Fund and the Adviser.
The Board reviewed each Fund’s gross management fee, comprised of the advisory fee plus the administrative services fee paid to the Adviser, in the context of the Adviser’s business and services with respect to each Fund individually and with respect to all the funds as a whole. The
Board retained an independent, third-party consultant to provide comparative information about fees, expenses and performance, and to design and maintain a database of relevant information designed to assist the Board in retrieving and analyzing comparative information. The Board met with the consultant to review its inputs and methodologies, among other things. The Board compared each Fund’s gross management fee and total operating expense ratio on a net and gross basis with the median gross management fee and median expense ratio of a universe of comparable mutual funds compiled by the consultant and a peer group of funds selected by that consultant from the universe. The Board reviewed the factors and methodology used by the consultant in the selection of each Fund’s peer group, including the consultant’s selection of a broad universe of funds, the more specific universe of comparable funds, and peer groups of funds with comparable investment strategies and asset levels, among other factors. The Board also reviewed any changes to the consultant’s methodology as compared to the prior year, including those resulting from the Adviser’s input, if any. With respect to certain Funds, the Board also reviewed fees and other information related to the Adviser’s management of similarly managed institutional or private accounts, and the differences in the services provided to the other accounts. The Board noted that none of the advisory fee arrangements for these Funds included breakpoints, which would be a structure that results in reduced fees as a fund grows. The Board also considered the Adviser’s commitment to limit expenses as discussed in more detail below.
As in prior years, in evaluating the Adviser’s performance, the Board also considered how the Adviser addressed challenges related to changing market conditions and legal and regulatory developments affecting the Funds.
To help it evaluate the fees and expenses of each Fund with a total net expense ratio that ranked within the fourth quartile (most expensive) in relation to funds in a peer group selected by an independent third-party consultant, the Board requested, and the Adviser provided, supplemental information about fee levels and the nature of the services provided on a Fund-by-Fund basis as described in greater detail below. When a Fund’s management fee or total expenses were higher than those of other funds in the peer group, the Board considered factors that contributed to the
Fund’s management fee or the Fund’s total expenses, including, among other things, whether the Fund requires specific or specialized portfolio management, administration or oversight needs; the size of the Fund’s assets in relation to its peers; whether the Fund has experienced sustained

Supplemental Information — continued
December 31, 2024
Victory Portfolios
49
(Unaudited)
redemptions leading to decreased assets; and the factors that resulted in, for example, rapid or recent changes in expenses. The Board also considered the extent to which the Adviser waives management fees and/or reimburses any Fund for other Fund-level expenses, including the extent to which any such waivers or reimbursements were applied at different rates for different share classes. The Board asked for and received information to help it evaluate the process that the Adviser uses to monitor whether any such waiver or reimbursement resulted in any potential
“cross-subsidization” of one share class by another share class.
The Board also reviewed the compliance and administrative services provided to the Funds by the Adviser and its affiliates, including the Adviser’s oversight of the Funds’ day-to-day operations and oversight of Fund accounting, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Funds and the Trust.
The Board reviewed each Fund’s performance over one-, three-, five- and ten-year periods (as applicable) against the performance of the Fund’s selected peer group and benchmark index. The Board recognized that the performance of the Fund and the peer group funds are net of expenses, while the performance of the benchmark index reflects gross returns.
When a Fund underperformed the funds in its selected peer group and/or benchmark index for any of the periods reported, the Board considered the magnitude and duration of that underperformance relative to the selected peer group and/or benchmark index (e.g., the amount by which a
Fund underperformed, including, for example, whether the Fund slightly underperformed or significantly underperformed its benchmark both in absolute and relative terms). For those Funds identified as having underperformed the selected peer group and/or benchmark index for multiple periods of time, the Board further inquired into the circumstances of its underperformance, including with respect to significant differences in investment strategy or securities exposure of the Fund as compared to its benchmark index and selected peer group. In these cases, the Board discussed with the Adviser each such Fund’s performance, potential reasons for the relative performance, and, if necessary, steps that the
Adviser had taken, or intends to take, to improve performance, including, as appropriate, matters relating to staffing levels, and portfolio trading strategies, among other things.
When a Fund’s gross management fee, net management fee (gross management fees less any fees waived or expenses reimbursed by the
Adviser) or total net expenses ranked in the fourth quartile (most expensive), the Board considered the magnitude of differences relative to the selected peer group (e.g., the amount by which a Fund’s expenses differed, including, for example, whether the Fund’s fees and expenses were slightly or significantly higher as compared to funds in its selected peer group). The Board also considered the types of expenses paid by the funds in the Funds’ selected peer groups noting, for example, that certain funds in the Funds’ selected peer groups do not pay rule 12b-1 fees, and the changes in the selected peer groups as compared to prior years.
The Board also met with the portfolio managers of the Funds during the 12 months prior to voting on the contract renewal to discuss the Funds’
performance, and received a report each quarter on the Funds’ performance, among other things, from the Adviser’s President of Investment
Franchises & Solutions and Head of Product & Strategy. The Board also considered the Adviser’s responsiveness with respect to the relative performance. The Board recognized that the performance data reflects a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board further acknowledged that long-term performance could be affected by even one period of significant outperformance or underperformance. In this regard, the Board noted that performance, especially short-term performance, is only one of the factors that it deems relevant to its consideration of the Agreement.
The Board reviewed various other specific factors with respect to each Fund, as described below. In their deliberations, the Trustees did not rank the importance of any particular information or factor considered and each Trustee may have attributed different weights to various factors.
RS Global Fund:
Performance. The Board compared the Fund’s Class A performance for the one-, three-, five- and ten-year periods ended June 30, 2024, to that of the median performance of the Fund’s peer group and benchmark index for the same periods and considered the fact that the Fund outperformed both the benchmark index and the peer group median for all of the periods reviewed.
Fees and Expenses. The Board considered that, as compared to other funds in the Fund’s peer group, the Fund’s gross management fee ranked in the first quartile (least expensive), the Fund’s net management fee (gross management fees less any fees waived or expenses reimbursed by the
Adviser) ranked in the first quartile (least expensive) and the Fund’s total net expenses ranked in the first quartile (least expensive). The Board also considered that the Fund benefited from a contractual agreement with the Adviser pursuant to which the Adviser waives and/or reimburses expenses for certain classes of the Fund’s shares, and that it believed that the waivers and/or reimbursements likely would stabilize the Fund’s expenses for those share classes during that period.
In evaluating the Agreement, the Board considered, in addition to those considerations described above and among other things: (1) the Fund’s management fee compared to comparable mutual funds; (2) the Fund’s total expense ratio compared to comparable mutual funds; (3) that the
Adviser’s willingness to limit the expenses of certain classes for a period of time likely would stabilize the Fund’s expenses for those share classes during that period; and (4) any discussions the Board had with the Adviser as outlined above. Taking these factors, among others, into consideration, the Board concluded that the Agreement continued to be in the best interests of the Fund’s shareholders
RS International Fund:
Performance. The Board compared the Fund’s Class A performance for the one-, three-, five- and ten-year periods ended June 30, 2024, to that of the median performance of the Fund’s peer group and benchmark index for the same periods and considered the fact that the Fund outperformed the benchmark index for the one-, three- and ten-year periods, underperformed the benchmark index for the five-year period, and outperformed the peer group median for all of the periods reviewed.

Supplemental Information — continued
December 31, 2024
Victory Portfolios
50
(Unaudited)
Fees and Expenses. The Board considered that, as compared to other funds in the Fund’s peer group, the Fund’s gross management fee ranked in the fourth quartile (most expensive), the Fund’s net management fee (gross management fees less any fees waived or expenses reimbursed by the Adviser) ranked in the second quartile and the Fund’s total net expenses ranked in the third quartile. The Board also considered that the
Fund benefited from a contractual agreement with the Adviser pursuant to which the Adviser waives and/or reimburses expenses for certain classes of the Fund’s shares, and that it believed that the waivers and/or reimbursements likely would stabilize the Fund’s expenses for those share classes during that period.
In evaluating the Agreement, the Board considered, in addition to those considerations described above and among other things: (1) the Fund’s management fee compared to comparable mutual funds; (2) the Fund’s total expense ratio compared to comparable mutual funds; (3) that the
Adviser’s willingness to limit the expenses of certain classes for a period of time likely would stabilize the Fund’s expenses for those share classes during that period; and (4) any discussions the Board had with the Adviser as outlined above. Taking these factors, among others, into consideration, the Board concluded that the Agreement continued to be in the best interests of the Fund’s shareholders.
Sophus Emerging Markets Fund:
Performance. The Board compared the Fund’s Class A performance for the one-, three-, five- and ten-year periods ended June 30, 2024, to that of the median performance of the Fund’s peer group and benchmark index for the same periods and considered the fact that the Fund outperformed the benchmark index for the one-, five- and ten-year periods, underperformed the benchmark index for the three-year period, underperformed the peer group median for the one-, three- and five-year periods, and outperformed the peer group median for the ten-year period.
Fees and Expenses. The Board considered that, as compared to other funds in the Fund’s peer group, the Fund’s gross management fee ranked in the third quartile, the Fund’s net management fee (gross management fees less any fees waived or expenses reimbursed by the Adviser) ranked in the second quartile and the Fund’s total net expenses ranked in the third quartile. The Board also considered that the Fund benefited from a contractual agreement with the Adviser pursuant to which the Adviser waives and/or reimburses expenses for certain classes of the Fund’s shares, and that it believed that the waivers and/or reimbursements likely would stabilize the Fund’s expenses for those share classes during that period.
In evaluating the Agreement, the Board considered, in addition to those considerations described above and among other things: (1) the Fund’s management fee compared to comparable mutual funds; (2) the Fund’s total expense ratio compared to comparable mutual funds; (3) that the
Adviser’s willingness to limit the expenses of certain classes for a period of time likely would stabilize the Fund’s expenses for those share classes during that period; and (4) any discussions the Board had with the Adviser as outlined above. Taking these factors, among others, into consideration, the Board concluded that the Agreement continued to be in the best interests of the Fund’s shareholders.
Conclusion:
Based on its review of the information requested and provided, and following extended discussions, the Board determined that: (i) the Adviser’s services benefitted each Fund’s shareholders, particularly in light of the nature of each Fund and the services required to support each Fund; (ii) it was generally satisfied with the nature, quality and extent of the services provide by the Adviser to each Fund; and (iii) the Agreement, on behalf of each Fund discussed above, was consistent with the best interests of each Fund and its shareholders. Accordingly, the Board unanimously approved the Agreement, on behalf of each Fund, for an additional annual period on the basis of the foregoing review and discussions and the following considerations, among others:
The fairness and reasonableness of the investment advisory fee payable to the Adviser under the Agreement in light of the investment advisory services provided, the costs of these services, the profitability of the Adviser’s relationship with each Fund and the comparability of the fee paid to the fees paid by other investment companies;
The nature, quality and extent of the investment advisory services provided by the Adviser;
The Adviser’s entrepreneurial commitment to the management of each Fund and the creation of a broad-based family of funds, which entails a substantial commitment of the Adviser’s resources to the successful operation of each Fund;
The Adviser’s representations regarding its staffing and capabilities to manage each Fund, including the retention of personnel with relevant portfolio management experience;
The Adviser’s efforts to enhance investment results by, among other things, developing and supporting quality portfolio management teams;
and
The overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies and perfor-
mance of the Adviser.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
800-539-FUND (800-539-3863)
VPRSIF-AR (12/24)

December 31, 2024
Annual Report: Full Financials
Victory Low Duration Bond Fund
Victory High Yield Fund
Victory Tax-Exempt Fund
Victory High Income Municipal Bond Fund
Victory Floating Rate Fund

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Portfolios
1
Schedules of Portfolio Investments
Victory Low Duration Bond Fund
3
Victory High Yield Fund
10
Victory Tax-Exempt Fund
16
Victory High Income Municipal Bond Fund
19
Victory Floating Rate Fund
23
Financial Statements
Statements of Assets and Liabilities
28
Statements of Operations
30
Statements of Changes in Net Assets
32
Financial Highlights
36
Notes to Financial Statements 54
Report of Independent Registered Public Accounting Firm 66
Additional Federal Income Tax Information
67
Advisory Contract Approval
68

2
Call Victory at:
800-539-FUND (800-539-3863)
800-235-8396 for Member Class
Visit our website at:
vcm.com
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call 800-539-3863 (800-235-8396 for Member Class) and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
The Funds are distributed by Victory Capital Services, Inc. Victory Capital Management Inc. is the investment adviser to the Funds and receives fees from the Funds for performing services for the Funds.
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the
Victory Funds.
For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at vcm.com or call
800-539-3863 (800-235-8396 for Member Class). Read it carefully before you invest or send money.
The information in this report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the Funds, markets or securities mentioned herein should not be considered to be indicative of future results.
NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

Schedule of Portfolio Investments
December 31, 2024
Victory Portfolios
Victory Low Duration Bond Fund
3
See notes to financial statements.
Security Description Principal Amount . Value
Asset-Backed Securities (25.9%)
ABS Auto (15.4%):
American Heritage Auto Receivables Trust, Series 2024-1A, Class A4, 5.07%, 6/17/30,
Callable 6/15/29 @ 100(a) ............................................ $ 127,358 $ 127,303
AmeriCredit Automobile Receivables Trust, Series 2021-1, Class C, 0.89%, 10/19/26, Callable
6/18/25 @ 100 ..................................................... 389,181 385,914
Avis Budget Rental Car Funding AESOP LLC, Series 2023-8A, Class B, 6.66%, 2/20/30(a) .. 750,000 778,489
CarMax Auto Owner Trust, Series 2022-3, Class D, 6.20%, 1/16/29, Callable 9/15/26 @ 100 . 250,000 253,910
Chesapeake Funding II LLC ...............................................
Series 2023-2A, Class A1, 6.16%, 10/15/35, Callable 10/15/26 @ 100(a) ........... 171,254 174,086
Series 2023-2A, Class C, 6.15%, 10/15/35, Callable 10/15/26 @ 100(a) ............ 382,000 388,472
Credit Acceptance Auto Loan Trust, Series 2024-3A, Class B, 4.85%, 11/15/34, Callable
5/15/28 @ 100(a) ................................................... 250,000 247,449
Drive Auto Receivables Trust, Series 2021-2, Class D, 1.39%, 3/15/29, Callable 9/15/25 @ 100 360,950 354,487
Ent Auto Receivables Trust, Series 2023-1A, Class A4, 6.26%, 11/15/29, Callable 6/15/28 @
100(a) ........................................................... 250,000 256,379
Enterprise Fleet Financing LLC .............................................
Series 2023-3, Class A3, 6.41%, 6/20/30, Callable 7/20/27 @ 100(a) .............. 500,000 519,846
Series 2024-1, Class A2, 5.23%, 3/20/30, Callable 8/20/27 @ 100(a) .............. 367,371 370,003
Series 2024-2, Class A4, 5.69%, 12/20/30, Callable 1/20/28 @ 100(a) ............. 328,000 336,172
FCCU Auto Receivables Trust, Series 2024-1A, Class A4, 5.46%, 4/15/30, Callable 1/15/28 @
100(a) ........................................................... 202,000 204,306
First Investors Auto Owner Trust, Series 2021-1A, Class E, 3.35%, 4/15/27, Callable 5/15/25
@ 100(a) ......................................................... 500,000 496,391
Ford Credit Auto Lease Trust ..............................................
Series 2023-B, Class B, 6.20%, 2/15/27, Callable 4/15/26 @ 100 ................. 250,000 254,051
Series 2023-B, Class C, 6.43%, 4/15/27, Callable 4/15/26 @ 100 ................. 393,000 400,347
Foursight Capital Automobile Receivables Trust, Series 2023-1, Class A3, 5.39%, 12/15/27,
Callable 8/15/26 @ 100(a) ............................................ 809,776 811,572
GLS Auto Select Receivables Trust, Series 2023-2A, Class C, 7.31%, 1/15/30, Callable 8/15/28
@ 100(a) ......................................................... 500,000 525,992
GM Financial Automobile Leasing Trust, Series 2024-1, Class B, 5.33%, 3/20/28, Callable
8/20/26 @ 100 ..................................................... 400,000 403,215
GM Financial Consumer Automobile Receivables Trust, Series 2021-2, Class C, 1.28%,
1/19/27, Callable 5/16/25 @ 100 ........................................ 886,000 874,033
Hertz Vehicle Financing III LLC, Series 2023-3A, Class B, 6.53%, 2/25/28(a) ........... 750,000 760,791
Huntington Bank Auto Credit-Linked Notes, Series 2024-1, Class B2, 6.00%
(SOFR30A+140bps), 5/20/32, Callable 12/20/27 @ 100(a)(b) ................... 191,602 192,132
LAD Auto Receivables Trust, Series 2023-4A, Class B, 6.39%, 10/16/28, Callable 12/15/27 @
100(a) ........................................................... 350,000 357,729
Merchants Fleet Funding LLC ..............................................
Series 2023-1A, Class A, 7.21%, 5/20/36, Callable 5/20/26 @ 100(a) .............. 347,477 351,666
Series 2024-1A, Class C, 6.18%, 4/20/37, Callable 7/20/27 @ 100(a) .............. 250,000 254,359
OCCU Auto Receivables Trust, Series 2023-1A, Class A4, 6.29%, 9/17/29, Callable 11/15/27
@ 100(a) ......................................................... 462,500 474,388
Oscar US Funding XVII LLC, Series 2024-2A, Class A3, 4.47%, 3/12/29, Callable 10/10/28 @
100(a) ........................................................... 350,000 345,264
PenFed Auto Receivables Owner Trust, Series 2024-A, Class B, 4.97%, 5/15/30, Callable
7/15/28 @ 100(a) ................................................... 400,000 394,986
Santander Bank Auto Credit-Linked Notes, Series 2023-A, Class D, 7.08%, 6/15/33, Callable
9/15/27 @ 100(a) ................................................... 160,958 162,229
Santander Drive Auto Receivables Trust .......................................
Series 2022-2, Class B, 3.44%, 9/15/27, Callable 5/15/26 @ 100 ................. 343,304 342,095
Series 2023-1, Class B, 4.98%, 2/15/28, Callable 11/15/26 @ 100 ................ 519,215 519,695
SCCU Auto Receivables Trust ..............................................
Series 2023-1A, Class A4, 5.70%, 9/17/29, Callable 9/15/27 @ 100(a) ............. 225,000 228,693
Series 2023-1A, Class B, 6.08%, 11/15/29, Callable 9/15/27 @ 100(a) ............. 250,000 255,884
Tesla Auto Lease Trust ...................................................
Series 2023-A, Class B, 6.41%, 7/20/27, Callable 7/20/25 @ 100(a) ............... 300,000 302,934
Series 2023-B, Class A4, 6.22%, 3/22/27, Callable 11/20/25 @ 100(a) ............. 223,000 226,523
U.S. Bank NA, Series 2023-1, Class B, 6.79%, 8/25/32, Callable 10/25/26 @ 100(a) ....... 248,967 252,262
Westlake Automobile Receivables Trust .......................................
Series 2022-1A, Class C, 3.11%, 3/15/27, Callable 1/15/26 @ 100(a) .............. 456,050 455,084
Series 2023-1A, Class B, 5.41%, 1/18/28, Callable 11/15/26 @ 100(a) ............. 750,000 751,915

Victory Portfolios
Victory Low Duration Bond Fund
4
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Principal Amount . Value
Series 2023-2A, Class B, 6.14%, 3/15/28, Callable 1/15/27 @ 100(a) .............. $ 1,000,000 $ 1,007,128
15,798,174
ABS Card (1.0%):
Master Credit Card Trust II ................................................
Series 2022-1A, Class C, 2.27%, 7/21/26(a) ................................ 250,000 249,588
Series 2023-1A, Class C, 5.87%, 6/21/27(a) ................................ 250,000 251,176
Trillium Credit Card Trust II, Series 2023-3A, Class B, 6.26%, 8/28/28(a) .............. 500,000 503,957
1,004,721
ABS Other (9.5%):
Amur Equipment Finance Receivables XIII LLC, Series 2024-1A, Class A2, 5.38%, 1/21/31,
Callable 2/20/28 @ 100(a) ............................................ 344,473 347,709
Auxilior Term Funding LLC ...............................................
Series 2023-1A, Class B, 6.05%, 6/17/30, Callable 2/15/28 @ 100(a) .............. 206,000 211,013
Series 2024-1A, Class B, 5.69%, 7/15/31, Callable 4/15/29 @ 100(a) .............. 122,857 125,149
Capital Automotive REIT, Series 2024-3A, Class A1, 4.40%, 10/15/54, Callable 10/15/27 @
100(a) ........................................................... 224,266 211,533
CARS-DB7 LP, Series 2023-1A, Class A1, 5.75%, 9/15/53, Callable 9/15/26 @ 100(a) ..... 475,000 480,807
CCG Receivables Trust ...................................................
Series 2021-2, Class C, 1.50%, 3/14/29, Callable 5/14/25 @ 100(a) ............... 500,000 494,909
Series 2023-2, Class C, 6.45%, 4/14/32, Callable 11/14/27 @ 100(a) .............. 500,000 515,817
Clarus Capital Funding LLC, Series 2024-1A, Class B, 4.79%, 8/20/32, Callable 3/20/28 @
100(a) ........................................................... 175,000 173,179
Cloud Capital Holdco LP, Series 2024-1A, Class A2, 5.78%, 11/22/49, Callable 11/22/27 @
100(a) ........................................................... 250,000 249,618
CP EF Asset Securitization II LLC, Series 2023-1A, Class A, 7.48%, 3/15/32, Callable 6/15/27
@ 100(a) ......................................................... 134,986 136,743
Crossroads Asset Trust, Series 2024-A, Class B, 5.94%, 8/20/30, Callable 3/20/28 @ 100(a) . 336,000 341,740
CyrusOne Data Centers Issuer I LLC, Series 2024-2A, Class A2, 4.50%, 5/20/49(a) ....... 465,000 443,178
Daimler Trucks Retail Trust, Series 2023-1, Class A3, 5.90%, 3/15/27, Callable 11/15/26 @
100 ............................................................. 600,000 605,997
Dell Equipment Finance Trust, Series 2023-3, Class B, 6.05%, 4/23/29, Callable 4/22/26 @
100(a) ........................................................... 250,000 254,242
Dext ABS LLC, Series 2023-2, Class B, 6.41%, 5/15/34, Callable 3/15/28 @ 100(a) ....... 250,000 255,256
DLLMT LLC, Series 2024-1A, Class A4, 4.98%, 4/20/32, Callable 6/20/28 @ 100(a) ...... 281,250 282,419
Ford Credit Floorplan Master Owner Trust, Series 2024-4, Class B, 4.61%, 9/15/31(a) ...... 350,000 346,286
Granite Park Equipment Leasing LLC ........................................
Series 2023-1A, Class A2, 6.51%, 5/20/30(a) ............................... 418,846 424,768
Series 2023-1A, Class A3, 6.46%, 9/20/32, Callable 8/20/30 @ 100(a) ............. 250,000 259,001
HPEFS Equipment Trust ..................................................
Series 2023-2A, Class C, 6.48%, 1/21/31, Callable 12/20/26 @ 100(a) ............. 750,000 762,523
Series 2024-1A, Class C, 5.33%, 6/20/31, Callable 8/20/27 @ 100(a) .............. 500,000 502,603
MMAF Equipment Finance LLC, Series 2024-A, Class A3, 4.95%, 7/14/31, Callable 11/13/30
@ 100(a) ......................................................... 250,000 250,904
NMEF Funding LLC, Series 2024-A, Class B, 5.32%, 12/15/31, Callable 3/15/28 @ 100(a) .. 350,000 345,667
PEAC Solutions Receivables LLC, Series 2024-2A, Class B, 4.83%, 10/20/31, Callable
6/20/27 @ 100(a) ................................................... 313,000 310,089
Post Road Equipment Finance LLC, Series 2024-1A, Class C, 5.81%, 10/15/30, Callable
4/15/27 @ 100(a) ................................................... 424,000 428,602
SCF Equipment Leasing LLC, Series 2023-1A, Class C, 6.77%, 8/22/33, Callable 11/20/28 @
100(a) ........................................................... 250,000 264,712
Tricon Residential Trust, Series 2024-4, Class B, 4.65%, 11/17/29, Callable 11/17/29 @ 100(a)
(c) ............................................................. 300,000 288,959
Verizon Master Trust, Series 2024-2, Class A, 4.83%, 12/22/31, Callable 12/20/28 @ 100(a) . 250,000 250,801
Wingspire Equipment Finance LLC, Series 2024-1A, Class C, 5.28%, 9/20/32, Callable
10/20/27 @ 100(a) .................................................. 145,895 144,197
9,708,421
Total Asset-Backed Securities (Cost $26,186,688) 26,511,316
Collateralized Loan Obligations (0.5%)
Cash Flow CLO (0.5%):
Dryden 80 CLO Ltd., Series 2019-80A, Class AR, 5.90% (TSFR3M+125bps), 1/17/33,
Callable 1/17/25 @ 100(a)(b) .......................................... 300,000 300,000

Victory Portfolios
Victory Low Duration Bond Fund
5
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Principal Amount . Value
Octagon Investment Partners XXI Ltd., Series 2014-1A, Class AAR3, 5.78%
(TSFR3M+126bps), 2/14/31, Callable 2/14/25 @ 100(a)(b) ..................... $ 195,570 $ 195,657
495,657
Total Collateralized Loan Obligations (Cost $496,048) 495,657
Collateralized Mortgage Obligations (21.8%)
Agency CMO Other (4.2%):
Federal Home Loan Mortgage Corporation .....................................
Series 5270, Class AB, 5.50%, 1/25/49 ................................... 414,774 415,181
Series 5450, Class KA, 4.50%, 6/25/51 ................................... 379,841 367,479
Series J, Class J, 5.50%, 3/25/51 ........................................ 391,223 388,187
Federal National Mortgage Association .......................................
Series 2011-21, Class PA, 4.50%, 5/25/40 ................................. 554,722 552,161
Series 2022-88, Class BA, 5.50%, 7/25/47 ................................. 588,932 590,290
Government National Mortgage Association ....................................
Series 2023-107, Class PA, 5.50%, 1/20/46 ................................ 680,207 681,165
Series 2023-128, Class KA, 6.00%, 6/20/47 ................................ 394,201 398,735
Series 2023-131, Class P, 5.50%, 6/20/48 .................................. 466,231 467,001
Series 2023-168, Class GB, 6.00%, 2/20/50 ................................ 454,990 460,793
4,320,992
Commercial MBS (17.6%):
Banc of America Commercial Mortgage Trust, Series 2015-UBS7, Class A4, 3.71%, 9/15/48,
Callable 9/15/25 @ 100 .............................................. 700,000 693,447
Bank, Series 2017-BNK9, Class A3, 3.28%, 11/15/54, Callable 12/15/29 @ 100 .......... 819,619 794,686
BPR Trust, Series 2022-STAR, Class A, 7.63% (TSFR1M+323bps), 8/15/39(a)(b)(c) ...... 170,000 169,583
CFCRE Commercial Mortgage Trust .........................................
Series 2016-C3, Class A2, 3.60%, 1/10/48, Callable 1/10/26 @ 100 ............... 391,026 387,128
Series 2016-C3, Class A3, 3.87%, 1/10/48, Callable 1/10/26 @ 100 ............... 425,000 420,551
Series 2016-C4, Class A4, 3.28%, 5/10/58, Callable 5/10/26 @ 100 ............... 489,000 480,304
Citigroup Commercial Mortgage Trust ........................................
Series 2015-GC33, Class A4, 3.78%, 9/10/58, Callable 5/10/26 @ 100 ............. 900,000 889,956
Series 2015-P1, Class A5, 3.72%, 9/15/48, Callable 5/15/26 @ 100 ............... 500,000 496,305
Series 2016-P4, Class A4, 2.90%, 7/10/49, Callable 7/10/26 @ 100 ............... 725,000 700,872
COMM Mortgage Trust ..................................................
Series 2015-CR25, Class A4, 3.76%, 8/10/48, Callable 8/10/25 @ 100 ............. 750,000 744,980
Series 2024-277P, Class A, 6.34%, 8/10/44(a)(c) ............................. 300,000 308,928
CSAIL Commercial Mortgage Trust .........................................
Series 2015-C2, Class A4, 3.50%, 6/15/57, Callable 5/15/25 @ 100 ............... 667,000 663,370
Series 2015-C3, Class A4, 3.72%, 8/15/48, Callable 8/15/25 @ 100 ............... 750,000 744,129
Series 2015-C4, Class A4, 3.81%, 11/15/48, Callable 11/15/25 @ 100 ............. 832,000 825,519
Series 2016-C6, Class A5, 3.09%, 1/15/49, Callable 5/15/26 @ 100 ............... 696,000 679,752
DBJPM Mortgage Trust, Series 2016-C1, Class A4, 3.28%, 5/10/49, Callable 4/10/26 @ 100 . 500,000 490,060
GS Mortgage Securities Trust ..............................................
Series 2015-GC30, Class A4, 3.38%, 5/10/50, Callable 5/10/25 @ 100 ............. 250,000 248,611
Series 2015-GC32, Class A4, 3.76%, 7/10/48, Callable 7/10/25 @ 100 ............. 700,000 696,073
Series 2016-GS2, Class A4, 3.05%, 5/10/49, Callable 5/10/26 @ 100 .............. 1,000,000 977,842
JPMBB Commercial Mortgage Securities Trust .................................
Series 2015-C28, Class A4, 3.23%, 10/15/48, Callable 4/15/25 @ 100 ............. 797,059 793,613
Series 2015-C31, Class A3, 3.80%, 8/15/48, Callable 8/15/25 @ 100 .............. 427,564 423,750
Series 2015-C33, Class A4, 3.77%, 12/15/48, Callable 11/15/25 @ 100 ............ 500,000 495,191
Series 2016-C1, Class A5, 3.58%, 3/17/49, Callable 2/15/26 @ 100 ............... 750,000 739,161
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C29, Class A4, 3.33%,
5/15/49, Callable 5/15/26 @ 100 ........................................ 500,000 490,750
SHR Trust, Series 2024-LXRY, Class A, 6.35% (TSFR1M+195bps), 10/15/41(a)(b)(c) ..... 210,526 211,024
Wells Fargo Commercial Mortgage Trust ......................................
Series 2015-C28, Class A4, 3.54%, 5/15/48, Callable 5/15/25 @ 100 .............. 942,000 936,852
Series 2015-C30, Class A4, 3.66%, 9/15/58, Callable 8/15/25 @ 100 .............. 498,000 494,334
Series 2015-C31, Class A4, 3.70%, 11/15/48, Callable 11/15/25 @ 100 ............ 750,000 742,518
Series 2015-P2, Class A4, 3.81%, 12/15/48, Callable 12/15/25 @ 100 ............. 532,000 527,011
Series 2016-NXS6, Class A4, 2.92%, 11/15/49, Callable 10/15/26 @ 100 ........... 750,000 724,653
17,990,953

Victory Portfolios
Victory Low Duration Bond Fund
6
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Principal Amount . Value
Private CMO Other (0.0%):(d)
GSR Mortgage Loan Trust, Series 2004-15F, Class 5A1, 5.50%, 10/25/20, Callable 1/25/20 @
100 ............................................................. $ 13,826 $ 12,108
Total Collateralized Mortgage Obligations (Cost $22,199,532) 22,324,053
Corporate Bonds (25.0%)
Communication Services (0.6%):
TEGNA, Inc., 4.63%, 3/15/28, Callable 2/7/25 @ 101.16 .......................... 250,000 237,220
T-Mobile US, Inc., 4.75%, 2/1/28, Callable 1/18/25 @ 101.58 ....................... 400,000 397,505
634,725
Consumer Discretionary (1.0%):
Nissan Motor Acceptance Co. LLC, 6.95%, 9/15/26(a) ............................ 500,000 510,776
Volkswagen Group of America Finance LLC, 4.95%, 8/15/29, Callable 7/15/29 @ 100(a) ... 500,000 488,006
998,782
Consumer Staples (0.2%):
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 5.88%, 2/15/28,
Callable 2/7/25 @ 101.47(a) ........................................... 250,000 248,920
Energy (1.5%):
Energy Transfer LP, 5.63%, 5/1/27, Callable 1/23/25 @ 100.94(a) .................... 500,000 500,329
EQM Midstream Partners LP, 7.50%, 6/1/27, Callable 2/7/25 @ 103.75(a) .............. 250,000 254,994
Helmerich & Payne, Inc., 4.65%, 12/1/27, Callable 11/1/27 @ 100(a) .................. 350,000 345,664
HF Sinclair Corp. (HF SINCLAIR CORP - HF SINCLAIR CORP), 5.00%, 2/1/28, Callable
2/1/25 @ 101.25 ................................................... 215,000 212,427
Rockies Express Pipeline LLC, 3.60%, 5/15/25, Callable 4/15/25 @ 100(a) ............. 250,000 247,517
1,560,931
Financials (15.7%):
American National Group, Inc., 5.75%, 10/1/29, Callable 9/1/29 @ 100 ................ 500,000 501,256
Ameriprise Financial, Inc., 5.70%, 12/15/28, Callable 11/15/28 @ 100 ................. 350,000 360,379
Athene Global Funding, 5.52%, 3/25/27(a) ..................................... 250,000 252,873
Aviation Capital Group LLC, 6.75%, 10/25/28, Callable 9/25/28 @ 100(a) .............. 500,000 525,046
Bank of America Corp., 5.60% (SOFR+105bps), 2/4/28, Callable 2/4/27 @ 100(b) ........ 1,016,000 1,022,193
Capital One Financial Corp., 2.64% (SOFR+129bps), 3/3/26, Callable 3/3/25 @ 100(b) ..... 814,000 810,422
Citigroup, Inc., 3.11% (SOFR+284bps), 4/8/26, Callable 4/8/25 @ 100(b) .............. 772,000 768,183
Citizens Financial Group, Inc., 5.65% (H15T5Y+531bps), Callable 10/6/25 @ 100(b)(e) .... 350,000 347,693
CNO Global Funding, 4.95%, 9/9/29(a) ....................................... 326,000 323,242
Corebridge Global Funding, 5.90%, 9/19/28(a) .................................. 500,000 513,697
Cullen/Frost Bankers, Inc., 4.50%, 3/17/27, Callable 2/17/27 @ 100 ................... 250,000 245,284
Enact Holdings, Inc., 6.25%, 5/28/29, Callable 4/28/29 @ 100 ....................... 500,000 508,841
F&G Annuities & Life, Inc., 6.50%, 6/4/29, Callable 5/4/29 @ 100 ................... 500,000 509,818
Ford Motor Credit Co. LLC, 3.82%, 11/2/27, Callable 8/2/27 @ 100 .................. 500,000 478,966
GA Global Funding Trust, 5.50%, 1/8/29(a) .................................... 400,000 403,891
Intercontinental Exchange, Inc., 3.63%, 9/1/28, Callable 6/1/28 @ 100 ................. 250,000 239,813
JPMorgan Chase & Co., 5.67% (SOFR+118bps), 2/24/28, Callable 2/24/27 @ 100(b) ...... 1,000,000 1,009,390
KeyCorp., 5.74% (SOFRINDX+125bps), 5/23/25, Callable 2/23/25 @ 100(b) ........... 350,000 350,567
Metropolitan Life Global Funding I, 5.40%, 9/12/28(a) ............................ 500,000 507,841
New York Life Global Funding, 5.45%, 9/18/26(a) ............................... 500,000 507,454
NMI Holdings, Inc., 6.00%, 8/15/29, Callable 7/15/29 @ 100 ....................... 500,000 505,141
Penske Truck Leasing Co. LP/PTL Finance Corp., 5.35%, 3/30/29, Callable 2/28/29 @ 100(a) 400,000 402,739
Protective Life Global Funding, 5.47%, 12/8/28(a) ............................... 400,000 406,410
Reliance Standard Life Global Funding II, 2.75%, 1/21/27(a) ........................ 350,000 331,314
RGA Global Funding, 6.00%, 11/21/28(a) ..................................... 400,000 412,247
Sammons Financial Group, Inc., 4.45%, 5/12/27, Callable 2/12/27 @ 100(a)(f) ........... 500,000 489,798
State Street Corp., 5.75% (SOFR+135bps), 11/4/26, Callable 11/4/25 @ 100(b) .......... 657,000 662,290
The Bank of New York Mellon Corp., 4.41% (SOFR+135bps), 7/24/26, Callable 7/24/25 @
100(b) ........................................................... 683,000 681,145
The Goldman Sachs Group, Inc., 6.29% (SOFR+185bps), 3/15/28, Callable 3/15/27 @ 100(b) 500,000 511,419
Truist Bank, 3.80%, 10/30/26, Callable 9/30/26 @ 100 ............................ 500,000 490,668
U.S. Bancorp, 4.55% (SOFR+166bps), 7/22/28, Callable 7/22/27 @ 100(b) ............. 500,000 495,543
UL Solutions, Inc., 6.50%, 10/20/28, Callable 9/20/28 @ 100(a) ..................... 500,000 519,172
16,094,735

Victory Portfolios
Victory Low Duration Bond Fund
7
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Principal Amount . Value
Health Care (2.0%):
Centene Corp., 4.25%, 12/15/27, Callable 1/23/25 @ 100.71 ........................ $ 621,000 $ 601,167
Health Care Service Corp. A Mutual Legal Reserve Co., 5.20%, 6/15/29, Callable 5/15/29 @
100(a) ........................................................... 500,000 502,010
Universal Health Services, Inc., 1.65%, 9/1/26, Callable 8/1/26 @ 100 ................. 937,000 887,015
1,990,192
Industrials (2.1%):
American Airlines Pass Through Trust, 3.60%, 3/22/29 ............................ 716,776 688,540
GXO Logistics, Inc., 6.25%, 5/6/29, Callable 4/6/29 @ 100 ......................... 400,000 409,768
Hexcel Corp., 4.95%, 8/15/25, Callable 5/15/25 @ 100 ............................ 522,000 520,929
United Airlines Pass Through Trust
4.00%, 10/11/27 .................................................... 240,899 236,966
3.45%, 6/1/29 ..................................................... 308,636 295,105
2,151,308
Real Estate (1.9%):
EPR Properties, 4.50%, 6/1/27, Callable 3/1/27 @ 100 ............................ 250,000 245,808
GLP Capital LP/GLP Financing II, Inc., 5.38%, 4/15/26, Callable 1/15/26 @ 100 ......... 500,000 500,480
Regency Centers LP, 3.90%, 11/1/25, Callable 8/1/25 @ 100 ........................ 694,000 687,466
SBA Tower Trust, 4.83%, 10/15/29, Callable 10/15/27 @ 100(a) ..................... 500,000 488,395
1,922,149
Total Corporate Bonds (Cost $25,402,201) 25,601,742
Yankee Dollars (11.1%)
Consumer Discretionary (0.2%):
Melco Resorts Finance Ltd., 5.25%, 4/26/26, Callable 2/7/25 @ 100(a) ................ 250,000 245,845
Energy (0.5%):
Var Energi ASA, 7.50%, 1/15/28, Callable 12/15/27 @ 100(a) ....................... 500,000 527,925
Financials (8.5%):
ABN AMRO Bank NV, 6.34% (H15T1Y+165bps), 9/18/27, Callable 9/18/26 @ 100(a)(b) ... 420,000 429,353
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 5.62%,
12/10/29, Callable 11/10/29 @ 100(a) .................................... 181,000 180,654
Bank of Montreal, 5.72%, 9/25/28, Callable 8/25/28 @ 100 ......................... 500,000 512,786
Barclays PLC, 6.49% (SOFR+222bps), 9/13/29, Callable 9/13/28 @ 100(b) ............. 750,000 780,195
Canadian Imperial Bank of Commerce, 5.93%, 10/2/26 ............................ 500,000 510,074
Danske Bank A/S, 6.26% (H15T1Y+118bps), 9/22/26, Callable 9/22/25 @ 100(a)(b) ...... 750,000 756,126
Deutsche Bank AG, 5.72% (SOFR+122bps), 11/16/27, Callable 11/16/26 @ 100(b) ....... 500,000 500,589
Enstar Group Ltd., 4.95%, 6/1/29, Callable 3/1/29 @ 100(f) ........................ 500,000 491,332
Essent Group Ltd., 6.25%, 7/1/29, Callable 6/1/29 @ 100 .......................... 250,000 255,333
Macquarie Airfinance Holdings Ltd., 8.38%, 5/1/28, Callable 5/1/25 @ 104.19(a) ......... 250,000 262,307
Nationwide Building Society, 6.56% (SOFR+191bps), 10/18/27, Callable 10/18/26 @ 100(a)
(b) ............................................................. 500,000 512,744
Phoenix Group Holdings PLC, 5.38%, 7/6/27, MTN .............................. 500,000 496,878
QBE Insurance Group Ltd., 5.88% (H15T5Y+551bps), Callable 5/12/25 @ 100(a)(b)(e)(f) .. 250,000 249,982
Societe Generale SA, 5.52% (H15T1Y+150bps), 1/19/28, Callable 1/19/27 @ 100(a)(b) .... 500,000 501,012
Svenska Handelsbanken AB, 5.50%, 6/15/28(a) ................................. 750,000 758,928
Swedbank AB, 6.14%, 9/12/26(a) ........................................... 500,000 510,486
The Bank of Nova Scotia, 4.90% (H15T5Y+455bps), Callable 6/4/25 @ 100(b)(e) ........ 500,000 495,462
UBS Group AG, 4.28%, 1/9/28, Callable 1/9/27 @ 100(a) .......................... 500,000 488,391
8,692,632
Industrials (0.9%):
Avolon Holdings Funding Ltd., 5.50%, 1/15/26, Callable 12/15/25 @ 100(a) ............ 393,000 394,078
Element Fleet Management Corp., 6.32%, 12/4/28, Callable 11/4/28 @ 100(a) ........... 500,000 521,114
915,192
Information Technology (0.5%):
Open Text Corp., 6.90%, 12/1/27, Callable 11/1/27 @ 100(a) ........................ 500,000 516,204
Utilities (0.5%):
Algonquin Power & Utilities Corp., 5.37%, 6/15/26(g) ............................ 500,000 502,650
Total Yankee Dollars (Cost $11,175,272) 11,400,448

Victory Portfolios
Victory Low Duration Bond Fund
8
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Principal Amount . Value
Municipal Bonds (0.4%)
Maryland (0.2%):
Maryland Economic Development Corp. Revenue, 4.79%, 11/30/29 ................... $ 250,000 $ 245,915
Ohio (0.2%):
Columbus Metropolitan Housing Authority Revenue, 5.38%, 9/1/28, Continuously Callable
@100 ........................................................... 200,000 201,284
Total Municipal Bonds (Cost $450,000) 447,199
U.S. Government Agency Mortgages (2.8%)
Farm Credit Bank of Texas
Series 4, 5.70% (H15T5Y+542bps), (a)(b)(e) ............................... 250,000 246,832
Federal Home Loan Banks
5.65%, 7/30/31 .................................................... 300,000 299,346
Federal Home Loan Mortgage Corporation
7.00%, 9/1/38 ..................................................... 1,665 1,794
5.50%, 10/1/38 .................................................... 366,648 369,262
5.00%, 8/1/40 ..................................................... 312,928 310,996
682,052
Federal National Mortgage Association
6.00%, 2/1/37 ..................................................... 462,568 476,738
5.00%, 2/1/41 - 10/1/41 .............................................. 1,202,053 1,191,939
1,668,677
Total U.S. Government Agency Mortgages (Cost $3,075,021) 2,896,907
U.S. Treasury Obligations (10.3%)
U.S. Treasury Notes
3.50%, 9/15/25 .................................................... 1,350,000 1,342,723
4.50%, 7/15/26 .................................................... 1,650,000 1,656,059
1.13%, 10/31/26 .................................................... 425,000 401,824
4.00%, 1/15/27 .................................................... 500,000 497,578
3.88%, 11/30/27 .................................................... 1,500,000 1,483,242
4.00%, 6/30/28 .................................................... 1,000,000 989,766
1.25%, 9/30/28 .................................................... 550,000 491,562
2.75%, 5/31/29 .................................................... 1,600,000 1,496,250
3.75%, 6/30/30 .................................................... 2,200,000 2,128,672
Total U.S. Treasury Obligations (Cost $10,545,899) 10,487,676
Commercial Paper (1.9%)
Consumer Discretionary (1.0%):
Autonation, Inc., 4.95%, 1/2/25(a)(h) ......................................... 1,000,000 999,725
Materials (0.9%):
Cabot Corp., 4.59%, 1/2/25(a)(h) ............................................ 900,000 899,771
Total Commercial Paper (Cost $1,899,757) 1,899,496
Shares
Collateral for Securities Loaned (0.8%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.41%(i) ........ 213,686 213,686
HSBC U.S. Government Money Market Fund, Institutional Shares, 4.38%(i) ............ 213,686 213,686
Invesco Government & Agency Portfolio, Institutional Shares, 4.40%(i) ................ 213,686 213,686
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 4.41%(i) . 213,686 213,686
Total Collateral for Securities Loaned (Cost $854,744) 854,744
Total Investments (Cost $102,285,162) — 100.5% 102,919,238
Liabilities in excess of other assets — (0.5)% (544,796)
NET ASSETS - 100.00% $ 102,374,442
At December 31, 2024, the Fund's investments in foreign securities were 12.6% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of December 31, 2024, the fair value of these securities was
$41,486,576 and amounted to 40.5% of net assets.
(b) Variable or Floating-Rate Security. Rate disclosed is as of December 31, 2024.

Victory Portfolios
Victory Low Duration Bond Fund
9
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
(c) Security is interest only.
(d) Amount represents less than 0.05% of net assets.
(e) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(f) All or a portion of this security is on loan.
(g) Stepped coupon security for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
(h) Rate represents the effective yield at December 31, 2024.
(i) Rate disclosed is the daily yield on December 31, 2024.
ABS
—
Asset-Backed Securities
bps
—
Basis points
CLO
—
Collateralized Loan Obligations
CMO
—
Collateralized Mortgage Obligations
Continuously callable
—
Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
H15T1Y
—
1 Year Treasury Constant Maturity Rate, rate disclosed as of December 31, 2024.
H15T5Y
—
5 Year Treasury Constant Maturity Rate, rate disclosed as of December 31, 2024.
LLC
—
Limited Liability Company
LP
—
Limited Partnership
MBS
—
Mortgage-Backed Securities
MTN
—
Medium Term Note
PLC
—
Public Limited Company
REIT
—
Real Estate Investment Trust
SOFR
—
Secured Overnight Financing Rate
SOFRINDX
—
United States SOFR Compounded Index, rate disclosed as of December 31, 2024.
SOFR30A
—
30 day average of SOFR, rate disclosed as of December 31, 2024.
TSFR1M
—
1 month Term SOFR, rate disclosed as of December 31, 2024.
TSFR3M
—
3 month Term SOFR, rate disclosed as of December 31, 2024.

Schedule of Portfolio Investments
December 31, 2024
Victory Portfolios
Victory High Yield Fund
10
See notes to financial statements.
Security Description Shares . Value
Common Stocks (0.5%)
Consumer Discretionary (0.2%):
Jo-Ann Stores LLC(a) ................................................... 3,118 $ 1,949
Men's Wearhouse, Inc.(a) ................................................. 20,063 346,087
348,036
Health Care (0.3%):
Air Methods Corp.(a)(b) .................................................. 11,817 384,052
Covis Parent SCA, Class A Shares(a)(c) ....................................... 1,622 —
Covis Parent SCA, Class B Shares(a)(c) ....................................... 1,622 —
Covis Parent SCA, Class C Shares(a)(c) ....................................... 1,622 —
Covis Parent SCA, Class D Shares(a)(c) ....................................... 1,622 —
Covis Parent SCA, Class E Shares(a)(c) ....................................... 1,622 —
384,052
Total Common Stocks (Cost $231,428) 732,088
Principal Amount
Senior Secured Loans (7.5%)
Communication Services (1.7%):
AMC Entertainment Holdings, Inc., Initial Exchange Term Loans, First Lien, 11.36%
(SOFR01M+700bps), 1/4/29(d) ......................................... $ 364,085 369,612
Frontier Communications Holdings LLC, 2024 Refinancing Term Loans, First Lien, 8.76%
(SOFR06M+350bps), 7/1/31(d) ......................................... 1,596,000 1,613,285
Zayo Group Holdings, Inc., 2022 Incremental Term Loans, First Lien, 3/9/27(e) .......... 450,000 421,537
2,404,434
Consumer Discretionary (3.0%):
Carnival Corp., 2027 Term Loan, First Lien, 7.32% (SOFR01M+275bps), 8/9/27(d) ....... 347,321 349,165
Fleet Midco I Ltd., Term Loan B2, First Lien, 7.58% (SOFR06M+275bps), 2/10/31(d) ..... 911,881 916,441
Hunter Douglas, Inc., Tranche B-1 Term Loans, First Lien, 8.02% (SOFR03M+350bps),
2/25/29(d) ........................................................ 890,863 888,636
Men's Wearhouse, Inc., Term Loans, First Lien, 11.06% (SOFR03M+650bps), 2/21/29(d) ... 571,417 568,560
Petco Health and Wellness Co., Inc., Initial Term Loans, First Lien, 8.12%
(SOFR03M+325bps), 2/25/28(d) ........................................ 699,297 677,954
Virgin Media Bristol LLC, N Facility, First Lien, 7.01% (SOFR01M+250bps), 1/31/28(d) ... 1,000,000 992,080
4,392,836
Financials (0.2%):
Kronos Acquisition Holdings, Inc., Initial Term Loans, First Lien, 7/8/31(e) ............. 300,000 282,468
Health Care (1.0%):
Covis Pharma Holdings SARL, Dollar Term B Loans, First Lien, 11.10% (SOFR03M+650bps),
2/18/27(d) ........................................................ 1,996,016 788,426
Global Medical Response, Inc., 2024 Extented Term Loan, First Lien, 9.86%
(SOFR01M+550bps), 10/2/28(d) ........................................ 2,311 2,315
LifeScan Global Corporation, Initial Term Loan, First Lien, 11.12% (SOFR03M+650bps),
12/31/26(d) ....................................................... 2,058,700 697,385
1,488,126
Industrials (1.6%):
Cotiviti Corp., Initial Fixed Rate Term Loans, First Lien, 4/30/31(e) ................... 1,125,000 1,131,334
The GEO Group, Inc., Term Loan, First Lien, 9.59% (SOFR01M+525bps), 4/14/29(d) ..... 386,275 392,389
TKC Holdings, Inc., Closing Date Initial Term Loan, First Lien, 9.36% (SOFR01M+500bps),
5/15/28(d) ........................................................ 671,846 678,988
2,202,711
Total Senior Secured Loans (Cost $13,156,714) 10,770,575
Corporate Bonds (61.3%)
Communication Services (12.0%):
AMC Networks, Inc., 10.25%, 1/15/29, Callable 1/15/26 @ 105.13(f) ................. 1,375,000 1,460,328
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 1/15/34, Callable 1/15/28 @
102.13(f) ......................................................... 1,535,000 1,245,393
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc., 8.00%, 6/15/29, Callable
6/15/25 @ 104(f) ................................................... 1,750,000 1,774,889
Clear Channel Outdoor Holdings, Inc., 7.88%, 4/1/30, Callable 10/1/26 @ 103.94(f) ....... 1,800,000 1,852,150
Consolidated Communications, Inc., 6.50%, 10/1/28, Callable 1/18/25 @ 103.25(f) ........ 450,000 433,341

Victory Portfolios
Victory High Yield Fund
11
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Principal Amount . Value
CSC Holdings LLC
11.75%, 1/31/29, Callable 1/31/26 @ 105.88(f) ............................. $ 900,000 $ 887,191
6.50%, 2/1/29, Callable 1/18/25 @ 103.25(f) ............................... 2,800,000 2,353,228
Cumulus Media New Holdings, Inc., 8.00%, 7/1/29, Callable 2/7/25 @ 100(f) ........... 2,028,000 745,482
Directv Financing LLC/Directv Financing Co.-Obligor, Inc., 5.88%, 8/15/27, Callable 2/7/25
@ 102.94(f) ....................................................... 365,000 355,122
Frontier Communications Holdings LLC
5.88%, 10/15/27, Callable 2/7/25 @ 101.47(f) .............................. 1,750,000 1,743,593
6.75%, 5/1/29, Callable 2/7/25 @ 103.38(f) ................................ 437,000 439,075
Gray Television, Inc.
10.50%, 7/15/29, Callable 7/15/26 @ 105.25(f) ............................. 500,000 500,644
5.38%, 11/15/31, Callable 11/15/26 @ 102.69(f)(g) ........................... 1,348,000 717,319
Lamar Media Corp., 3.63%, 1/15/31, Callable 1/15/26 @ 101.81 ..................... 180,000 158,496
Match Group Holdings II LLC, 4.63%, 6/1/28, Callable 2/7/25 @ 101.16(f) ............. 300,000 285,843
News Corp., 5.13%, 2/15/32, Callable 2/15/27 @ 102.56(f) ......................... 150,000 141,525
Scripps Escrow II, Inc.
3.88%, 1/15/29, Callable 2/7/25 @ 100.97(f) ............................... 650,000 477,264
5.38%, 1/15/31, Callable 1/15/26 @ 102.69(f) .............................. 600,000 303,188
Sinclair Television Group, Inc., 5.50%, 3/1/30, Callable 2/7/25 @ 102.75(f) ............. 1,677,000 1,131,020
Univision Communications, Inc., 7.38%, 6/30/30, Callable 6/30/25 @ 103.69(f) .......... 350,000 335,184
17,340,275
Consumer Discretionary (13.8%):
Acushnet Co., 7.38%, 10/15/28, Callable 10/15/25 @ 103.69(f) ...................... 100,000 103,361
American Axle & Manufacturing, Inc., 6.88%, 7/1/28, Callable 1/18/25 @ 101.72(g) ...... 2,000,000 1,980,790
Asbury Automotive Group, Inc., 5.00%, 2/15/32, Callable 11/15/26 @ 102.5(f) ........... 1,000,000 915,222
Ashton Woods USA LLC/Ashton Woods Finance Co., 4.63%, 4/1/30, Callable 4/1/25 @
102.31(f) ......................................................... 150,000 135,935
Beazer Homes USA, Inc., 7.50%, 3/15/31, Callable 3/15/27 @ 103.75(f) ............... 2,000,000 2,019,290
Boyd Gaming Corp., 4.75%, 6/15/31, Callable 6/15/26 @ 102.38(f) ................... 150,000 138,477
Caesars Entertainment, Inc.
8.13%, 7/1/27, Callable 1/18/25 @ 102.03(f) ............................... 713,000 720,209
6.50%, 2/15/32, Callable 2/15/27 @ 103.25(f) .............................. 500,000 502,429
Group 1 Automotive, Inc., 6.38%, 1/15/30, Callable 7/15/26 @ 103.19(f) ............... 175,000 175,694
Hanesbrands, Inc., 9.00%, 2/15/31, Callable 2/15/26 @ 104.5(f) ..................... 225,000 239,892
Hilton Domestic Operating Co., Inc., 4.00%, 5/1/31, Callable 5/1/26 @ 102(f) ........... 300,000 269,545
LBM Acquisition LLC, 6.25%, 1/15/29, Callable 2/7/25 @ 101.56(f) .................. 250,000 229,822
LGI Homes, Inc., 7.00%, 11/15/32, Callable 11/15/27 @ 103.5(f) .................... 120,000 118,891
Light & Wonder International, Inc., 7.00%, 5/15/28, Callable 1/23/25 @ 101.75(f) ........ 2,625,000 2,631,521
Lithia Motors, Inc., 4.38%, 1/15/31, Callable 10/15/25 @ 102.19(f)(g) ................. 1,592,000 1,444,574
M/I Homes, Inc., 4.95%, 2/1/28, Callable 1/23/25 @ 102.48 ........................ 410,000 395,720
Newell Brands, Inc., 6.88%, 4/1/36, Callable 10/1/35 @ 100(g) ...................... 80,000 81,053
Nordstrom, Inc., 4.38%, 4/1/30, Callable 1/1/30 @ 100 ............................ 275,000 249,063
PetSmart, Inc./PetSmart Finance Corp., 7.75%, 2/15/29, Callable 2/7/25 @ 103.88(f) ...... 1,600,000 1,546,205
Resorts World Las Vegas LLC/RWLV Capital, Inc., 4.63%, 4/6/31, Callable 1/6/31 @ 100(f) . 150,000 127,893
Royal Caribbean Cruises Ltd., 6.00%, 2/1/33, Callable 8/1/27 @ 103(f) ................ 786,000 784,214
Scientific Games Holdings LP/Scientific Games US FinCo, Inc., 6.63%, 3/1/30, Callable 3/1/25
@ 103.31(f) ....................................................... 200,000 191,675
Station Casinos LLC, 4.50%, 2/15/28, Callable 2/7/25 @ 101.13(f) ................... 1,500,000 1,424,651
Taylor Morrison Communities, Inc., 5.75%, 1/15/28, Callable 10/15/27 @ 100(f) ......... 175,000 173,721
The Gap, Inc., 3.63%, 10/1/29, Callable 2/7/25 @ 101.81(f) ........................ 300,000 269,490
Vail Resorts, Inc., 6.50%, 5/15/32, Callable 5/15/27 @ 103.25(f) ..................... 250,000 252,698
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 7.13%, 2/15/31, Callable 11/15/30 @
100(f) ........................................................... 2,300,000 2,392,716
ZF North America Capital, Inc., 6.88%, 4/23/32, Callable 2/23/32 @ 100(f) ............. 450,000 427,314
19,942,065
Consumer Staples (2.8%):
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 6.50%, 2/15/28,
Callable 2/15/25 @ 103.25(f)(g) ........................................ 1,000,000 1,013,001
B&G Foods, Inc., 8.00%, 9/15/28, Callable 9/15/25 @ 104(f) ....................... 500,000 514,234
Edgewell Personal Care Co., 4.13%, 4/1/29, Callable 1/18/25 @ 102.06(f) .............. 210,000 193,755
Goat Holdco LLC, 6.75%, 2/1/32, Callable 2/1/28 @ 103.38(f) ...................... 182,000 180,214
Performance Food Group, Inc., 6.13%, 9/15/32, Callable 9/15/27 @ 103.06(f) ........... 750,000 749,576

Victory Portfolios
Victory High Yield Fund
12
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Principal Amount . Value
Post Holdings, Inc.
6.25%, 2/15/32, Callable 2/15/27 @ 103.13(f) .............................. $ 725,000 $ 719,979
6.38%, 3/1/33, Callable 9/1/27 @ 103.19(f) ................................ 90,000 88,279
U.S. Foods, Inc., 5.75%, 4/15/33, Callable 10/15/27 @ 102.88(f) ..................... 692,000 672,367
4,131,405
Energy (2.1%):
Antero Resources Corp., 7.63%, 2/1/29, Callable 2/7/25 @ 102.54(f) .................. 1,050,000 1,075,218
Hilcorp Energy I LP/Hilcorp Finance Co., 7.25%, 2/15/35, Callable 2/15/30 @ 103.63(f) .... 663,000 623,981
Murphy Oil Corp., 6.00%, 10/1/32, Callable 10/1/27 @ 103 ........................ 210,000 201,776
Murphy Oil USA, Inc., 3.75%, 2/15/31, Callable 2/15/26 @ 101.88(f) ................. 275,000 241,800
Permian Resources Operating LLC, 5.88%, 7/1/29, Callable 2/7/25 @ 102.94(f) .......... 280,000 274,782
SM Energy Co., 7.00%, 8/1/32, Callable 8/1/27 @ 103.5(f) ......................... 175,000 172,319
Sunoco LP, 7.25%, 5/1/32, Callable 5/1/27 @ 103.63(f) ............................ 210,000 216,922
Venture Global LNG, Inc., 9.88%, 2/1/32, Callable 2/1/27 @ 104.94(f) ................. 210,000 230,755
3,037,553
Financials (3.8%):
Acrisure LLC/Acrisure Finance, Inc., 7.50%, 11/6/30, Callable 5/15/26 @ 103.75(f) ....... 618,000 635,767
Arsenal AIC Parent LLC, 8.00%, 10/1/30, Callable 10/1/26 @ 104(f) .................. 875,000 905,358
Block, Inc., 6.50%, 5/15/32, Callable 5/15/27 @ 103.25(f) .......................... 630,000 636,463
Boost Newco Borrower LLC, 7.50%, 1/15/31, Callable 1/15/27 @ 103.75(f) ............. 500,000 523,802
NCR Atleos Corp., 9.50%, 4/1/29, Callable 10/1/26 @ 104.75(f) ..................... 80,000 86,545
NESCO Holdings II, Inc., 5.50%, 4/15/29, Callable 2/7/25 @ 102.75(f) ................ 2,050,000 1,902,315
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.-Issuer, 4.88%,
5/15/29, Callable 2/7/25 @ 102.44(f) ..................................... 80,000 75,245
PRA Group, Inc., 8.88%, 1/31/30, Callable 6/1/26 @ 104.44(f) ...................... 210,000 217,888
Sfa Issuer LLC, 11.00%, 12/15/29 ........................................... 182,000 175,047
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 6.75%, 8/15/32, Callable 8/15/27 @
103.38(f) ......................................................... 150,000 152,609
Starwood Property Trust, Inc., 7.25%, 4/1/29, Callable 10/1/28 @ 100(f) ............... 175,000 179,395
5,490,434
Health Care (5.5%):
CHS/Community Health Systems, Inc.
6.13%, 4/1/30, Callable 4/1/25 @ 103.06(f) ................................ 2,550,000 1,748,974
10.88%, 1/15/32, Callable 2/15/27 @ 105.44(f) ............................. 200,000 206,343
CVS Health Corp., 7.00% (H15T5Y+289bps), 3/10/55, Callable 12/10/29 @ 100(d)(g) ..... 419,000 420,640
Embecta Corp., 5.00%, 2/15/30, Callable 2/15/27 @ 101.25(f)(g) ..................... 1,000,000 919,697
Encompass Health Corp., 4.63%, 4/1/31, Callable 4/1/26 @ 102.31 ................... 80,000 73,824
LifePoint Health, Inc., 11.00%, 10/15/30, Callable 10/15/26 @ 105.5(f) ................ 1,250,000 1,373,181
Medline Borrower LP, 5.25%, 10/1/29, Callable 2/7/25 @ 102.63(f) ................... 450,000 433,240
Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 4/1/29, Callable 4/1/26 @ 103.13(f) .. 175,000 176,781
Organon & Co./Organon Foreign Debt Co.-Issuer BV, 5.13%, 4/30/31, Callable 4/30/26 @
102.56(f) ......................................................... 2,000,000 1,798,376
Pediatrix Medical Group, Inc., 5.38%, 2/15/30, Callable 2/15/25 @ 102.69(f) ............ 500,000 477,285
Prestige Brands, Inc., 3.75%, 4/1/31, Callable 4/1/26 @ 101.88(f) .................... 180,000 158,113
U.S. Acute Care Solutions LLC, 9.75%, 5/15/29, Callable 5/15/26 @ 104.88(f) ........... 123,000 125,386
7,911,840
Industrials (11.2%):
American Airlines, Inc.
7.25%, 2/15/28, Callable 2/15/25 @ 103.63(f) .............................. 1,875,000 1,918,978
8.50%, 5/15/29, Callable 11/15/25 @ 104.25(f) ............................. 500,000 524,444
Brightline East LLC, 11.00%, 1/31/30, Callable 5/9/27 @ 105.5(f) .................... 330,000 314,840
Builders FirstSource, Inc., 6.38%, 3/1/34, Callable 3/1/29 @ 103.19(f) ................. 450,000 444,480
BWX Technologies, Inc., 4.13%, 4/15/29, Callable 1/23/25 @ 102.06(f) ................ 150,000 139,189
Chart Industries, Inc., 7.50%, 1/1/30, Callable 1/1/26 @ 103.75(f) .................... 875,000 909,985
EMRLD Borrower LP/Emerald Co-Issuer, Inc., 6.75%, 7/15/31, Callable 7/15/27 @ 103.38(f) 450,000 452,403
Esab Corp., 6.25%, 4/15/29, Callable 4/15/26 @ 103.13(f) ......................... 80,000 81,024
Genesee & Wyoming, Inc., 6.25%, 4/15/32, Callable 4/15/27 @ 103.13(f) .............. 300,000 301,574
Masterbrand, Inc., 7.00%, 7/15/32, Callable 7/15/27 @ 103.5(f) ...................... 225,000 226,626
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 6/20/27,
Callable 2/7/25 @ 101.63(f) ........................................... 74,063 74,603
OneSky Flight LLC, 8.88%, 12/15/29, Callable 12/15/26 @ 104.44(f) ................. 283,000 284,001
Rand Parent LLC, 8.50%, 2/15/30, Callable 2/15/26 @ 104.25(f) ..................... 1,700,000 1,709,510

Victory Portfolios
Victory High Yield Fund
13
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Principal Amount . Value
Resideo Funding, Inc., 6.50%, 7/15/32, Callable 7/15/27 @ 103.25(f) .................. $ 350,000 $ 350,324
Sensata Technologies, Inc., 6.63%, 7/15/32, Callable 7/15/27 @ 103.31(f) .............. 175,000 174,710
Spirit AeroSystems, Inc.
9.38%, 11/30/29, Callable 11/30/25 @ 104.69(f) ............................. 625,000 669,997
9.75%, 11/15/30, Callable 11/15/26 @ 104.88(f) ............................. 1,000,000 1,105,748
Standard Industries, Inc.
4.38%, 7/15/30, Callable 7/15/25 @ 102.19(f) .............................. 825,000 752,233
3.38%, 1/15/31, Callable 7/15/25 @ 101.69(f)(g) ............................ 1,000,000 857,440
The ADT Security Corp., 4.88%, 7/15/32(f) .................................... 150,000 137,349
The Hertz Corp.
4.63%, 12/1/26, Callable 2/7/25 @ 101.16(f) ............................... 210,000 176,647
12.63%, 7/15/29, Callable 7/15/27 @ 106.31(f)(g) ........................... 400,000 426,055
TKC Holdings, Inc., 10.50%, 5/15/29, Callable 2/7/25 @ 105.25(f) ................... 450,000 453,868
TransDigm, Inc., 6.00%, 1/15/33, Callable 9/15/27 @ 103(f) ........................ 850,000 833,084
TriNet Group, Inc., 7.13%, 8/15/31, Callable 8/15/26 @ 103.56(f) .................... 250,000 254,949
United Rentals North America, Inc., 6.13%, 3/15/34, Callable 3/15/29 @ 103.06(f) ........ 2,000,000 1,985,387
WESCO Distribution, Inc., 7.25%, 6/15/28, Callable 2/7/25 @ 102.42(f) ............... 375,000 381,264
XPO, Inc., 7.13%, 6/1/31, Callable 6/1/26 @ 103.56(f) ............................ 325,000 331,801
16,272,513
Information Technology (3.4%):
Cloud Software Group, Inc.
6.50%, 3/31/29, Callable 9/30/25 @ 103.25(f) .............................. 250,000 245,351
9.00%, 9/30/29, Callable 9/30/25 @ 104.5(f) ............................... 50,000 50,782
Diebold Nixdorf, Inc., 7.75%, 3/31/30, Callable 12/18/26 @ 103.88(f) ................. 121,000 124,235
Ellucian Holdings, Inc., 6.50%, 12/1/29, Callable 12/1/26 @ 103.25(f) ................. 260,000 260,856
EquipmentShare.com, Inc., 8.00%, 3/15/33, Callable 9/15/27 @ 104(f) ................. 1,800,000 1,827,120
Gen Digital, Inc., 7.13%, 9/30/30, Callable 9/30/25 @ 103.56(f) ..................... 80,000 82,222
Neptune Bidco U.S., Inc., 9.29%, 4/15/29, Callable 10/15/25 @ 104.65(f) .............. 767,000 713,928
Open Text Holdings, Inc., 4.13%, 12/1/31, Callable 12/1/26 @ 102.06(f) ............... 450,000 398,241
UKG, Inc., 6.88%, 2/1/31, Callable 2/1/27 @ 103.44(f) ............................ 1,000,000 1,014,731
Zebra Technologies Corp., 6.50%, 6/1/32, Callable 6/1/27 @ 103.25(f) ................. 225,000 228,084
4,945,550
Materials (4.7%):
AAR Escrow Issuer LLC, 6.75%, 3/15/29, Callable 3/15/26 @ 103.38(f) ............... 450,000 456,142
AmeriTex HoldCo Intermediate LLC, 10.25%, 10/15/28, Callable 10/15/25 @ 105.13(f)(g) .. 1,750,000 1,859,599
ATI, Inc., 5.13%, 10/1/31, Callable 10/1/26 @ 102.56 ............................. 1,125,000 1,057,537
Avient Corp., 6.25%, 11/1/31, Callable 9/15/27 @ 103.13(f) ........................ 80,000 79,072
Axalta Coating Systems LLC, 3.38%, 2/15/29, Callable 2/7/25 @ 101.69(f) ............. 300,000 272,456
Cleveland-Cliffs, Inc., 7.00%, 3/15/32, Callable 3/15/27 @ 103.5(f)(g) ................. 275,000 270,012
Dcli Bidco LLC, 7.75%, 11/15/29, Callable 11/15/26 @ 103.88(f) .................... 294,000 300,441
Knife River Corp., 7.75%, 5/1/31, Callable 5/1/26 @ 103.88(f) ...................... 450,000 468,665
Louisiana-Pacific Corp., 3.63%, 3/15/29, Callable 2/7/25 @ 101.81(f) ................. 150,000 138,402
Sasol Financing USA LLC, 8.75%, 5/3/29, Callable 3/3/29 @ 100(f) .................. 250,000 253,753
Sealed Air Corp., 6.50%, 7/15/32, Callable 7/15/27 @ 103.25(f) ..................... 450,000 452,333
Smyrna Ready Mix Concrete LLC, 8.88%, 11/15/31, Callable 11/15/26 @ 104.44(f) ....... 230,000 241,201
The Chemours Co., 8.00%, 1/15/33, Callable 1/15/28 @ 104(f) ...................... 850,000 830,434
United States Steel Corp., 6.88%, 3/1/29, Callable 1/23/25 @ 103.44 .................. 150,000 150,596
6,830,643
Real Estate (1.0%):
GLP Capital LP/GLP Financing II, Inc., 5.63%, 9/15/34, Callable 6/15/34 @ 100 ......... 275,000 270,006
RHP Hotel Properties LP/RHP Finance Corp.
4.50%, 2/15/29, Callable 2/7/25 @ 102.25(f) ............................... 300,000 282,782
6.50%, 4/1/32, Callable 4/1/27 @ 103.25(f) ................................ 300,000 301,404
The Howard Hughes Corp., 4.38%, 2/1/31, Callable 2/1/26 @ 102.19(f) ................ 630,000 567,120
1,421,312
Utilities (1.0%):
Calpine Corp., 5.13%, 3/15/28, Callable 2/7/25 @ 101.71(f) ........................ 1,000,000 969,770
NRG Energy, Inc., 5.75%, 7/15/29, Callable 1/18/25 @ 102.88(f) ..................... 300,000 294,409
Vistra Operations Co. LLC, 6.88%, 4/15/32, Callable 4/15/27 @ 103.44(f) .............. 150,000 153,542
1,417,721
Total Corporate Bonds (Cost $91,871,260) 88,741,311

Victory Portfolios
Victory High Yield Fund
14
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Principal Amount . Value
Yankee Dollars (16.4%)
Communication Services (0.3%):
Telecom Italia Capital SA, 7.20%, 7/18/36 ..................................... $ 125,000 $ 125,905
Vmed O2 UK Financing I PLC, 4.75%, 7/15/31, Callable 7/15/26 @ 102.38(f) ........... 440,000 377,835
503,740
Consumer Discretionary (4.8%):
Carnival Corp., 6.00%, 5/1/29, Callable 2/7/25 @ 103(f) ........................... 1,000,000 997,937
Great Canadian Gaming Corp., 8.75%, 11/15/29, Callable 11/15/26 @ 104.38(f) .......... 147,000 151,081
IHO Verwaltungs GmbH, 8.00%, 11/15/32, Callable 11/15/27 @ 104(f)(h) .............. 900,000 905,419
International Game Technology PLC
6.25%, 1/15/27, Callable 7/15/26 @ 100(f) ................................. 300,000 301,398
5.25%, 1/15/29, Callable 2/7/25 @ 101.31(f) ............................... 1,250,000 1,216,273
Mattamy Group Corp., 4.63%, 3/1/30, Callable 3/1/25 @ 102.31(f) ................... 260,000 241,776
Melco Resorts Finance Ltd., 5.38%, 12/4/29, Callable 2/7/25 @ 102.69(f) .............. 150,000 137,187
NCL Corp. Ltd., 5.88%, 3/15/26, Callable 12/15/25 @ 100(f) ....................... 1,450,000 1,448,459
Royal Caribbean Cruises Ltd., 5.63%, 9/30/31, Callable 9/30/27 @ 102.81(f) ............ 50,000 49,172
Viking Cruises Ltd., 9.13%, 7/15/31, Callable 7/15/26 @ 104.56(f) ................... 1,000,000 1,074,537
Viking Ocean Cruises Ship VII Ltd., 5.63%, 2/15/29, Callable 2/7/25 @ 102.81(f) ......... 375,000 368,921
6,892,160
Energy (0.7%):
Petrobras Global Finance BV, 5.50%, 6/10/51, Callable 12/10/50 @ 100 ................ 275,000 208,347
TechnipFMC PLC, 6.50%, 2/1/26, Callable 2/7/25 @ 100(f) ........................ 800,000 799,863
Vallourec SACA, 7.50%, 4/15/32, Callable 4/15/27 @ 103.75(f) ..................... 50,000 52,526
1,060,736
Financials (1.0%):
Ardonagh Finco Ltd., 7.75%, 2/15/31, Callable 2/15/27 @ 103.88(f) .................. 246,000 253,639
Belron UK Finance PLC, 5.75%, 10/15/29, Callable 10/15/26 @ 102.88(f) .............. 175,000 175,590
GGAM Finance Ltd., 5.88%, 3/15/30, Callable 9/15/26 @ 102.94(f) .................. 300,000 294,975
UniCredit SpA, 5.86% (USISOA05+370bps), 6/19/32, Callable 6/19/27 @ 100(d)(f) ....... 725,000 724,926
1,449,130
Health Care (1.3%):
Bausch Health Cos., Inc., 6.13%, 2/1/27, Callable 2/7/25 @ 101.53(f)(g) ............... 2,000,000 1,824,083
Perrigo Finance Unlimited Co., 6.13%, 9/30/32, Callable 9/30/27 @ 103.06 ............. 125,000 122,661
1,946,744
Industrials (5.3%):
ATS Corp., 4.13%, 12/15/28, Callable 2/7/25 @ 101.03(f) .......................... 150,000 138,807
Azorra Finance Ltd., 7.75%, 4/15/30, Callable 10/15/26 @ 103.88(f) .................. 1,385,000 1,375,893
Bombardier, Inc.
7.88%, 4/15/27, Callable 2/7/25 @ 100(f) ................................. 711,000 711,343
8.75%, 11/15/30, Callable 11/15/26 @ 104.38(f) ............................. 875,000 941,351
7.25%, 7/1/31, Callable 7/1/27 @ 103.63(f) ................................ 180,000 185,638
Grupo Aeromexico SAB de CV, 8.63%, 11/15/31, Callable 11/15/27 @ 104.31(f) ......... 496,000 491,040
Husky Injection Molding Systems Ltd/Titan Co-Borrower LLC, 9.00%, 2/15/29, Callable
2/15/26 @ 104.5(f) .................................................. 500,000 522,542
Latam Airlines Group SA, 7.88%, 4/15/30, Callable 10/15/26 @ 103.94(f) .............. 315,000 317,147
Optics Bidco SpA, 7.20%, 7/18/36, Callable 4/18/36 @ 100(f) ....................... 345,000 353,473
Seaspan Corp., 5.50%, 8/1/29, Callable 2/7/25 @ 102.75(f) ......................... 225,000 209,900
VistaJet Malta Finance PLC/Vista Management Holding, Inc., 6.38%, 2/1/30, Callable 2/7/25
@ 103.19(f)(g) ..................................................... 2,750,000 2,409,042
7,656,176
Information Technology (0.5%):
Seagate HDD Cayman
8.50%, 7/15/31, Callable 7/15/26 @ 104.25 ................................ 300,000 320,924
9.63%, 12/1/32, Callable 12/1/27 @ 104.81 ................................ 300,000 338,151
659,075
Materials (2.5%):
Alcoa Nederland Holding BV, 7.13%, 3/15/31, Callable 3/15/27 @ 103.56(f) ............ 50,000 51,672
Aris Mining Corp., 8.00%, 10/31/29, Callable 10/31/26 @ 104(f) ..................... 90,000 89,105
INEOS Finance PLC, 7.50%, 4/15/29, Callable 4/15/26 @ 103.75(f) .................. 2,000,000 2,049,071
NOVA Chemicals Corp.
9.00%, 2/15/30, Callable 8/15/26 @ 104.5(f) ............................... 1,150,000 1,213,089

Victory Portfolios
Victory High Yield Fund
15
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Principal Amount . Value
7.00%, 12/1/31, Callable 12/1/27 @ 103.5(f) ............................... $ 187,000 $ 186,381
3,589,318
Total Yankee Dollars (Cost $23,446,577) 23,757,079
Commercial Paper (1.7%)
Consumer Discretionary (1.0%):
Autonation, Inc., 4.95%, 1/2/25(f)(i) ......................................... 1,400,000 1,399,615
Utilities (0.7%):
Evergy Metro, Inc., 4.47%, 1/2/25(f)(i) ....................................... 1,100,000 1,099,727
Total Commercial Paper (Cost $2,499,680) 2,499,342
Shares
Exchange-Traded Funds (2.9%)
iShares BB Rated Corporate Bond ETF ....................................... 64,000 2,943,923
SPDR Portfolio High Yield Bond ETF ........................................ 50,000 1,173,500
Total Exchange-Traded Funds (Cost $4,163,740) 4,117,423
Collateral for Securities Loaned (5.7%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.41%(j) ........ 2,059,436 2,059,436
HSBC U.S. Government Money Market Fund, Institutional Shares, 4.38%(j) ............ 2,157,284 2,157,284
Invesco Government & Agency Portfolio, Institutional Shares, 4.40%(j) ................ 2,059,436 2,059,436
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 4.41%(j) . 1,961,587 1,961,587
Total Collateral for Securities Loaned (Cost $8,237,743) 8,237,743
Total Investments (Cost $143,607,142) — 96.0% 138,855,561
Other assets in excess of liabilities — 4.0% 5,815,252
NET ASSETS - 100.00% $ 144,670,813
At December 31, 2024, the Fund's investments in foreign securities were 17.2% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) This security is classified as Level 3 within the fair value hierarchy. (See Note 2 in the Notes to Financial Statements)
(c) Security was fair valued based upon procedures approved by the Board of Trustees and represents 0.0% of net assets as of December 31, 2024. This security is classified as Level 3 within the fair value hierarchy. (See Note 2 in the Notes to Financial Statements)
(d) Variable or Floating-Rate Security. Rate disclosed is as of December 31, 2024.
(e) The rates for this senior secured loan will be known on settlement date of the loan, subsequent to this report date. Senior secured loans have rates that will fluctuate over time in line with prevailing interest rates.
(f) Rule 144A security or other security that is restricted as to resale to institutional investors. As of December 31, 2024, the fair value of these securities was
$108,667,196 and amounted to 75.1% of net assets.
(g) All or a portion of this security is on loan.
(h) Up to 8.75% of the coupon may be PIK.
(i) Rate represents the effective yield at December 31, 2024.
(j) Rate disclosed is the daily yield on December 31, 2024.
bps
—
Basis points
ETF
—
Exchange-Traded Fund
H15T5Y
—
5 Year Treasury Constant Maturity Rate, rate disclosed as of December 31, 2024.
ICE
—
Intercontinental Exchange, Inc.
IBA
—
ICE Benchmark Administration Limited
LLC
—
Limited Liability Company
LP
—
Limited Partnership
PIK
—
Payment-in-Kind
PLC
—
Public Limited Company
SOFR
—
Secured Overnight Financing Rate
SOFR01M
—
1 Month SOFR, rate disclosed as of December 31, 2024.
SOFR03M
—
3 Month SOFR, rate disclosed as of December 31, 2024.
SOFR06M
—
6 Month SOFR, rate disclosed as of December 31, 2024.
USISOA05
—
ICE IBA - USD SOFR Spread-Adjusted ICE 5 Year Swap Rate, rate disclosed as of December 31, 2024.

Schedule of Portfolio Investments
December 31, 2024
Victory Portfolios
Victory Tax-Exempt Fund
16
See notes to financial statements.
Security Description Principal Amount . Value
Municipal Bonds (99.3%)
Alabama (0.7%):
Mobile County IDA Revenue AMT, Series A, 5.00%, 6/1/54, Continuously Callable @100 .. $ 250,000 $ 252,054
Arizona (1.5%):
City of Phoenix Civic Improvement Corp. Revenue AMT, Series B, 5.00%, 7/1/44,
Continuously Callable @100 ........................................... 540,000 551,843
Arkansas (2.2%):
Arkansas Development Finance Authority Revenue, 3.20%, 12/1/49, Continuously Callable
@100 ........................................................... 750,000 582,618
University of Central Arkansas Revenue (INS - Build America Mutual Assurance Co.), Series
A, 3.00%, 11/1/49, Continuously Callable @100 ............................ 265,000 199,917
782,535
California (1.3%):
San Francisco City & County Airport Comm-San Francisco International Airport Revenue
AMT, Series A, 4.00%, 5/1/52, Continuously Callable @100 .................... 500,000 448,896
Colorado (4.9%):
Colorado Educational & Cultural Facilities Authority Revenue, 4.50%, 7/1/53, Continuously
Callable @100 ..................................................... 500,000 478,104
Colorado Health Facilities Authority Revenue, Series A, 4.00%, 12/1/50, Continuously Callable
@103 ........................................................... 750,000 646,531
Gold Hill Mesa Metropolitan District No. 2, GO (INS - Build America Mutual Assurance Co.),
Series A, 5.50%, 12/1/47, Continuously Callable @100 ........................ 585,000 632,304
1,756,939
Florida (14.1%):
Capital Trust Agency, Inc. Revenue, 5.00%, 8/1/55, Continuously Callable @100 ......... 400,000 395,246
City of Pompano Beach Revenue, 4.00%, 9/1/50, Continuously Callable @103 ........... 500,000 419,900
County of Broward Airport System Revenue AMT, Series A, 4.00%, 10/1/49, Continuously
Callable @100 ..................................................... 500,000 453,824
County of Broward Port Facilities Revenue AMT, Series B, 4.00%, 9/1/49, Continuously
Callable @100 ..................................................... 500,000 461,658
County of Lee Airport Revenue AMT, 5.25%, 10/1/54, Continuously Callable @100 ....... 500,000 531,068
County of Miami-Dade Revenue, Series A, 5.00%, 6/1/33, Continuously Callable @100 .... 1,000,000 1,005,031
County of Miami-Dade Seaport Department Revenue AMT, Series B-1, 4.00%, 10/1/50,
Continuously Callable @100 ........................................... 500,000 454,816
Florida Development Finance Corp. Revenue, Series A, 5.00%, 6/15/55, Continuously Callable
@100 ........................................................... 500,000 486,826
Hillsborough County IDA Revenue, 4.00%, 8/1/50, Continuously Callable @100 ......... 500,000 460,953
St. Johns County IDA Revenue, 4.00%, 8/1/55, Continuously Callable @103 ............ 500,000 425,352
5,094,674
Georgia (1.5%):
Private Colleges & Universities Authority Revenue, 5.25%, 10/1/51, Continuously Callable
@100 ........................................................... 500,000 526,676
Guam (2.8%):
Port Authority of Guam Revenue, Series A, 5.00%, 7/1/48, Continuously Callable @100 .... 1,000,000 1,022,183
Illinois (17.8%):
Chicago Board of Education Dedicated Capital Improvement Tax Revenue, 6.00%, 4/1/46,
Continuously Callable @100 ........................................... 1,275,000 1,327,215
Chicago O'Hare International Airport Revenue AMT, Series A, 5.50%, 1/1/59, Continuously
Callable @100 ..................................................... 1,000,000 1,067,373
City of Chicago Wastewater Transmission Revenue
Series A, 5.00%, 1/1/47, Continuously Callable @100 ......................... 1,000,000 1,010,378
Series C, 5.00%, 1/1/34, Continuously Callable @100 ......................... 1,000,000 1,000,146
Sales Tax Securitization Corp. Revenue, Series C, 5.00%, 1/1/43, Continuously Callable @100 1,500,000 1,542,131
State of Illinois, GO, Series B, 4.50%, 5/1/48, Continuously Callable @100 ............. 500,000 500,144
6,447,387
Indiana (1.5%):
Indiana Finance Authority Revenue, Series A, 5.50%, 7/1/52, Continuously Callable @100 .. 500,000 520,904
Iowa (1.1%):
Iowa Finance Authority Revenue, Series A-1, 4.00%, 5/15/55, Continuously Callable @103 . 500,000 406,287

Victory Portfolios
Victory Tax-Exempt Fund
17
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Principal Amount . Value
Kansas (0.6%):
Wyandotte County-Kansas City Unified Government Tax Allocation, 5.75%, 3/1/41,
Continuously Callable @103(a) ......................................... $ 200,000 $ 204,768
Maryland (0.7%):
City of Gaithersburg Revenue, 5.13%, 1/1/42, Continuously Callable @103 ............. 250,000 253,294
Massachusetts (1.1%):
University of Massachusetts Building Authority Revenue, Series 2021-1, 5.00%, 11/1/39,
Continuously Callable @100 ........................................... 410,000 410,221
Michigan (2.8%):
City of Detroit, GO, Series C, 6.00%, 5/1/43, Continuously Callable @100 .............. 250,000 279,157
Michigan Finance Authority Revenue
4.00%, 2/15/50, Continuously Callable @100 ............................... 500,000 464,351
4.00%, 12/1/51, Continuously Callable @100 ............................... 445,000 281,777
1,025,285
Missouri (3.0%):
Health & Educational Facilities Authority of the State of Missouri Revenue, 4.25%, 12/1/42,
Continuously Callable @100(a) ......................................... 1,150,000 1,092,220
New Hampshire (1.4%):
New Hampshire Business Finance Authority Revenue, Series A, 5.25%, 7/1/48, Continuously
Callable @103 ..................................................... 500,000 516,478
New Jersey (2.0%):
New Jersey Transportation Trust Fund Authority Revenue
3.50%, 6/15/46, Continuously Callable @100 ............................... 200,000 172,885
Series A, 12/15/38(b) ................................................ 1,000,000 560,835
733,720
New York (11.6%):
Build NYC Resource Corp. Revenue, 4.75%, 6/15/53, Continuously Callable @100 ....... 350,000 332,197
City of Dunkirk, GO, 7.50%, 7/24/25(a) ....................................... 250,000 250,712
Metropolitan Transportation Authority Revenue
Series B-1, 5.00%, 11/15/56, Continuously Callable @100 ..................... 1,545,000 1,559,733
Series D-3, 4.00%, 11/15/49, Continuously Callable @100 ..................... 500,000 459,459
New York Counties Tobacco Trust II Revenue, 5.75%, 6/1/43, Continuously Callable @100 . 190,000 190,267
New York State Dormitory Authority Revenue, 6.00%, 7/1/40, Continuously Callable @100(a) 215,000 190,130
Schenectady County Capital Resource Corp. Revenue, 5.25%, 7/1/52, Continuously Callable
@100 ........................................................... 200,000 213,463
TSASC, Inc. Revenue, Series A, 5.00%, 6/1/41, Continuously Callable @100 ............ 1,000,000 1,008,510
4,204,471
North Carolina (1.9%):
North Carolina Medical Care Commission Revenue
Series A, 4.00%, 9/1/50, Continuously Callable @100 ......................... 500,000 404,906
Series A, 4.00%, 10/1/50, Continuously Callable @103 ........................ 350,000 296,060
700,966
Ohio (9.1%):
Buckeye Tobacco Settlement Financing Authority Revenue, Series B-2, 5.00%, 6/1/55,
Continuously Callable @100 ........................................... 900,000 794,315
County of Franklin Revenue, Series B, 5.00%, 7/1/45, Continuously Callable @103 ....... 500,000 502,760
County of Hardin Revenue, 5.00%, 5/1/30, Continuously Callable @103 ............... 350,000 343,172
Logan Elm Local School District, GO, 4.00%, 11/1/55, Continuously Callable @100 ...... 1,500,000 1,382,210
Ohio Higher Educational Facility Commission Revenue, 6.00%, 9/1/47, Continuously Callable
@100 ........................................................... 250,000 258,248
3,280,705
Pennsylvania (2.5%):
Pennsylvania Economic Development Financing Authority Revenue, Series A, 4.00%, 5/15/53,
Continuously Callable @100 ........................................... 1,000,000 911,135
South Carolina (1.5%):
Charleston County Airport District Revenue AMT, Series A, 5.25%, 7/1/54, Continuously
Callable @100 ..................................................... 500,000 528,894
Texas (6.4%):
Arlington Higher Education Finance Corp. Revenue (NBGA - Texas Permanent School Fund),
4.13%, 8/15/54, Continuously Callable @100 ............................... 500,000 480,353
City of Arlington Tax Allocation, 4.00%, 8/15/50, Continuously Callable @100 .......... 500,000 409,164

Victory Portfolios
Victory Tax-Exempt Fund
18
Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Principal Amount . Value
Clifton Higher Education Finance Corp. Revenue (NBGA - Texas Permanent School Fund),
4.25%, 4/1/53, Continuously Callable @100 ............................... $ 750,000 $ 720,823
Port of Port Arthur Navigation District Revenue
Series B, 2.00%, 4/1/40, Continuously Callable @100(c) ....................... 600,000 600,000
Series C, 2.00%, 4/1/40, Continuously Callable @100(c) ....................... 100,000 100,000
2,310,340
Utah (4.1%):
Military Installation Development Authority Revenue, Series A-1, 4.00%, 6/1/41, Continuously
Callable @103 ..................................................... 250,000 221,910
Utah Charter School Finance Authority Revenue, Series A, 5.63%, 6/15/42, Continuously
Callable @100(a) ................................................... 250,000 253,673
Utah Infrastructure Agency Revenue, Series A, 5.00%, 10/15/40, Continuously Callable @100 1,000,000 1,008,411
1,483,994
Wisconsin (1.2%):
Wisconsin Health & Educational Facilities Authority Revenue, 4.00%, 1/1/47, Continuously
Callable @103 ..................................................... 500,000 425,838
Total Municipal Bonds (Cost $37,839,469) 35,892,707
Total Investments (Cost $37,839,469) — 99.3% 35,892,707
Other assets in excess of liabilities — 0.7% 257,014
NET ASSETS - 100.00% $ 36,149,721
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of December 31, 2024, the fair value of these securities was
$1,991,503 and amounted to 5.5% of net assets.
(b) Zero-coupon bond.
(c) Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.
AMT
—
Alternative Minimum Tax
Continuously callable
—
Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
GO
—
General Obligation
IDA
—
Industrial Development Authority
Credit Enhancements —Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.
INS—Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
NBGA—Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from the name listed.

Schedule of Portfolio Investments
December 31, 2024
Victory Portfolios
Victory High Income Municipal Bond Fund
19
See notes to financial statements.
Security Description Principal Amount . Value
Municipal Bonds (96.5%)
Alabama (0.7%):
Mobile County IDA Revenue AMT, Series A, 5.00%, 6/1/54, Continuously Callable @100 .. $ 250,000 $ 252,054
Arizona (8.4%):
Arizona IDA Revenue
4.00%, 12/15/51, Continuously Callable @100(a) ............................ 700,000 566,560
Series A, 4.00%, 7/15/51, Continuously Callable @100(a) ...................... 500,000 410,613
La Paz County IDA Revenue, 4.00%, 2/15/51, Continuously Callable @100 ............. 280,000 222,656
Maricopa County IDA Revenue AMT, 4.00%, 10/15/47, Continuously Callable @104(a) .... 500,000 434,067
The County of Pima IDA Revenue
4.00%, 6/15/51, Continuously Callable @100(a) ............................. 500,000 405,348
Series A, 6.88%, 11/15/52, Continuously Callable @103(a) ..................... 250,000 270,609
The IDA of the City of Phoenix Revenue, 4.00%, 12/1/51, Continuously Callable @100(a) .. 1,000,000 732,270
3,042,123
California (0.2%):
California County Tobacco Securitization Agency Revenue, Series B-1, 5.00%, 6/1/49,
Continuously Callable @100 ........................................... 85,000 85,281
Delaware (1.1%):
Delaware State Economic Development Authority Revenue, 4.00%, 6/1/52, Continuously
Callable @100 ..................................................... 500,000 400,821
Florida (8.0%):
Capital Trust Agency, Inc. Revenue, 6.38%, 5/1/53, Continuously Callable @100(a) ....... 250,000 252,068
Escambia County Health Facilities Authority Revenue (INS - Assured Guaranty Municipal
Corp.), 3.00%, 8/15/50, Continuously Callable @100 ......................... 1,000,000 762,123
Florida Development Finance Corp. Revenue
4.00%, 7/1/55, Continuously Callable @100 ............................... 500,000 410,749
5.25%, 10/1/56, Continuously Callable @100(a) ............................. 500,000 494,295
Pinellas County Educational Facilities Authority Revenue, Series A, 4.00%, 6/1/46,
Continuously Callable @100(a) ......................................... 500,000 386,774
Seminole County IDA Revenue, Series A, 4.00%, 6/15/56, Continuously Callable @100(a) .. 705,000 563,370
2,869,379
Georgia (0.8%):
The Burke County Development Authority Revenue, Series 1, 1.80%, 11/1/48, Continuously
Callable @100(b) ................................................... 300,000 300,000
Indiana (4.1%):
Indiana Finance Authority Revenue
Series A, 4.13%, 12/1/26 ............................................. 1,000,000 998,093
Series A, 5.00%, 7/1/55, Continuously Callable @100 ......................... 500,000 478,986
1,477,079
Iowa (2.5%):
Iowa Finance Authority Revenue
Series A, 5.00%, 5/15/48, Continuously Callable @100 ........................ 500,000 497,322
Series A-1, 4.00%, 5/15/55, Continuously Callable @103 ...................... 500,000 406,286
903,608
Kansas (0.6%):
Wyandotte County-Kansas City Unified Government Tax Allocation, 5.75%, 3/1/41,
Continuously Callable @103(a) ......................................... 200,000 204,768
Kentucky (1.4%):
Louisville/Jefferson County Metropolitan Government Revenue, Series A, 5.00%, 5/15/52,
Continuously Callable @100 ........................................... 500,000 510,630
Maryland (0.5%):
Maryland Economic Development Corp. Revenue, 4.25%, 7/1/50, Continuously Callable
@100 ........................................................... 200,000 188,186
Massachusetts (1.5%):
Massachusetts Development Finance Agency Revenue
4.00%, 10/1/32, Continuously Callable @103(a) ............................. 300,000 290,154
5.00%, 7/1/47, Continuously Callable @100 ............................... 250,000 250,769
540,923
Minnesota (0.8%):
City of Woodbury Revenue, 4.00%, 7/1/51, Continuously Callable @103 ............... 400,000 294,064

Victory Portfolios
Victory High Income Municipal Bond Fund

Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Principal Amount . Value
Missouri (1.3%):
Health & Educational Facilities Authority of the State of Missouri Revenue, 4.25%, 12/1/42,
Continuously Callable @100(a) ......................................... $ 500,000 $ 474,878
New Hampshire (1.2%):
New Hampshire Business Finance Authority Revenue, 4.00%, 1/1/51, Continuously Callable
@103 ........................................................... 500,000 413,850
New Jersey (2.3%):
New Jersey Transportation Trust Fund Authority Revenue, Series A, 12/15/38(c) .......... 1,500,000 841,253
New Mexico (2.6%):
New Mexico Hospital Equipment Loan Council Revenue, Series A, 5.00%, 7/1/49,
Continuously Callable @102 ........................................... 500,000 463,535
Winrock Town Center Tax Increment Development District No. 1 Tax Allocation, 4.25%,
5/1/40, Continuously Callable @103(a) ................................... 500,000 458,855
922,390
New York (13.0%):
Build NYC Resource Corp. Revenue
5.75%, 6/1/52, Continuously Callable @100(a) ............................. 250,000 260,589
5.75%, 6/1/62, Continuously Callable @100(a) ............................. 250,000 259,614
Series A, 4.00%, 6/15/51, Continuously Callable @100(a) ...................... 500,000 401,007
Series A, 5.00%, 6/15/51, Continuously Callable @100(a) ...................... 100,000 95,550
City of Dunkirk, GO, 7.50%, 7/24/25(a) ....................................... 500,000 501,424
Metropolitan Transportation Authority Revenue
Series A-2, 5.00%, 11/15/45, (Put Date 5/15/30)(d) ........................... 365,000 395,858
Series D-3, 4.00%, 11/15/49, Continuously Callable @100 ..................... 500,000 459,459
Monroe County Industrial Development Corp. Revenue, 5.00%, 12/1/46, Continuously
Callable @100 ..................................................... 600,000 600,389
New York State Dormitory Authority Revenue
6.00%, 7/1/40, Continuously Callable @100(a) ............................. 1,000,000 884,326
4.00%, 7/1/40, Continuously Callable @100 ............................... 200,000 166,969
Onondaga Civic Development Corp. Revenue, 5.00%, 10/1/40, Continuously Callable @100 . 250,000 214,630
Western Regional Off-Track Betting Corp. Revenue, 4.13%, 12/1/41, Continuously Callable
@100(a) ......................................................... 500,000 447,285
4,687,100
North Carolina (0.6%):
North Carolina Medical Care Commission Revenue, 5.00%, 10/1/50, Continuously Callable
@103 ........................................................... 250,000 231,732
North Dakota (2.7%):
City of Grand Forks Revenue, 5.00%, 12/1/36, Continuously Callable @100 ............ 1,000,000 954,969
Ohio (2.6%):
County of Hardin Revenue, 5.50%, 5/1/50, Continuously Callable @103 ............... 500,000 468,231
Northeast Ohio Medical University Revenue, Series A, 4.00%, 12/1/45, Continuously Callable
@100 ........................................................... 225,000 200,007
Ohio Higher Educational Facility Commission Revenue, 6.00%, 9/1/47, Continuously Callable
@100 ........................................................... 250,000 258,248
926,486
Oregon (2.2%):
Clackamas County Hospital Facility Authority Revenue
Series A, 5.00%, 11/15/52, Continuously Callable @102 ....................... 500,000 462,320
Series A, 5.38%, 11/15/55, Continuously Callable @102 ....................... 100,000 98,896
Yamhill County Hospital Authority Revenue, Series A, 5.00%, 11/15/51, Continuously Callable
@103 ........................................................... 250,000 215,213
776,429
Pennsylvania (4.3%):
Bucks County IDA Revenue, 5.00%, 7/1/54, Continuously Callable @100 .............. 500,000 489,796
Chester County IDA Revenue, 6.00%, 10/15/52, Continuously Callable @100(a) ......... 500,000 512,367
Pennsylvania Economic Development Financing Authority Revenue AMT, 9.00%, 4/1/51, (Put
Date 4/13/28)(a)(d) ................................................. 500,000 564,969
1,567,132
South Carolina (5.3%):
County of Lancaster Special Assessment, Series A, 5.00%, 12/1/37, Continuously Callable
@100 ........................................................... 1,675,000 1,675,087

Victory Portfolios
Victory High Income Municipal Bond Fund

Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Principal Amount . Value
County of Richland Special Assessment, 3.63%, 11/1/31, Continuously Callable @103(a) ... $ 290,000 $ 250,578
1,925,665
Texas (5.5%):
City of Houston Texas Airport System Revenue AMT, 4.00%, 7/15/41, Continuously Callable
@100 ........................................................... 750,000 676,376
Port of Port Arthur Navigation District Revenue
Series B, 2.00%, 4/1/40, Continuously Callable @100(b) ...................... 500,000 500,000
Series C, 2.00%, 4/1/40, Continuously Callable @100(b) ...................... 800,000 800,000
1,976,376
Utah (6.1%):
Military Installation Development Authority Revenue
Series A-1, 4.00%, 6/1/41, Continuously Callable @103 ....................... 250,000 221,910
Series A-1, 4.00%, 6/1/52, Continuously Callable @103 ....................... 250,000 203,882
Utah Charter School Finance Authority Revenue
2.75%, 4/15/50, Continuously Callable @100 ............................... 525,000 348,361
Series A, 5.63%, 6/15/42, Continuously Callable @100(a) ...................... 250,000 253,673
Utah Infrastructure Agency Revenue, Series A, 5.38%, 10/15/40, Continuously Callable @100 1,150,000 1,173,466
2,201,292
Vermont (4.5%):
Vermont Economic Development Authority Revenue, 4.00%, 5/1/45, Continuously Callable
@103 ........................................................... 500,000 444,719
Vermont Educational & Health Buildings Financing Agency Revenue
5.00%, 10/15/46, Continuously Callable @100 .............................. 750,000 719,734
6.00%, 10/1/52, Continuously Callable @100(a) ............................. 500,000 457,839
1,622,292
West Virginia (2.8%):
Monongalia County Commission Excise Tax District Revenue, Series A, 5.75%, 6/1/43,
Continuously Callable @100(a) ......................................... 1,000,000 1,017,583
Wisconsin (8.9%):
Public Finance Authority Revenue
4.00%, 4/1/52, Continuously Callable @100(a) ............................. 500,000 417,181
Series A, 4.25%, 12/1/51, Continuously Callable @100(a) ...................... 500,000 406,783
Series A, 5.88%, 6/1/52, Continuously Callable @100(a) ....................... 250,000 251,455
Series A, 5.25%, 3/1/55, Continuously Callable @100(a) ....................... 500,000 467,318
Series A, 5.00%, 7/1/55, Continuously Callable @100(a) ....................... 500,000 451,976
Series A-1, 4.00%, 7/1/51, Continuously Callable @100(a) ..................... 500,000 415,691
Wisconsin Health & Educational Facilities Authority Revenue
4.00%, 1/1/47, Continuously Callable @103 ............................... 500,000 425,838
4.00%, 12/1/51, Continuously Callable @100 ............................... 500,000 358,414
3,194,656
Total Municipal Bonds (Cost $38,430,576) 34,802,999
Shares
Exchange-Traded Funds (2.9%)
VanEck High Yield Muni ETF .............................................. 20,000 1,038,200
Total Exchange-Traded Funds (Cost $1,047,600) 1,038,200
Total Investments (Cost $39,478,176) — 99.4% 35,841,199
Other assets in excess of liabilities — 0.6% 233,135
NET ASSETS - 100.00% $ 36,074,334
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of December 31, 2024, the fair value of these securities was
$14,261,837 and amounted to 39.5% of net assets.
(b) Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.
(c) Zero-coupon bond.
(d) Put Bond.
AMT
—
Alternative Minimum Tax
Continuously callable
—
Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
ETF
—
Exchange-Traded Fund
GO
—
General Obligation

Victory Portfolios
Victory High Income Municipal Bond Fund

Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
IDA
—
Industrial Development Authority
Credit Enhancements —Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.
INS—Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

Schedule of Portfolio Investments
December 31, 2024
Victory Portfolios
Victory Floating Rate Fund
23
See notes to financial statements.
Security Description Shares . Value
Common Stocks (1.4%)
Communication Services (0.6%):
Entercom Media Corp. (a) ................................................. 147,854 $ 2,809,226
Consumer Discretionary (0.1%):
Jo-Ann Stores LLC (a) ................................................... 38,650 24,156
Men's Wearhouse, Inc. (a) ................................................. 32,607 562,471
586,627
Health Care (0.7%):
Air Methods Corp. (a) (b) .................................................. 79,744 2,591,680
Covis Parent SCA, Class A Shares (a) (c) ....................................... 10,030 —
Covis Parent SCA, Class B Shares (a) (c) ....................................... 10,030 —
Covis Parent SCA, Class C Shares (a) (c) ....................................... 10,030 —
Covis Parent SCA, Class D Shares (a) (c) ....................................... 10,030 —
Covis Parent SCA, Class E Shares (a) (c) ....................................... 10,030 —
Rising Tide Holdings, Inc. (a) .............................................. 241,726 513,668
3,105,348
Total Common Stocks (Cost $5,022,480) 6,501,201
Principal Amount
Senior Secured Loans (82.1%)
Communication Services (7.4%):
Audacy Capital LLC, Tranche A Term Loan, First Lien , 11 .69% ( SOFR01M + 700 bps ) ,
9/30/28 (d) ........................................................ $ 460,834 456,226
Audacy Capital LLC, Tranche B Term Loan, First Lien , 10 .69% ( SOFR01M + 600 bps ) ,
10/1/29 (d) (e) ...................................................... 3,882,626 3,494,363
CSC Holdings LLC, Term Loan 2022, First Lien , 8 .90% ( SOFR01M + 450 bps ) , 1/18/28 (d) ... 3,875,077 3,793,274
Cumulus Media New Holdings, Inc., Incremental Term Loan Facility, First Lien , 9 .56%
( SOFR03M + 500 bps ) , 3/31/26 (d) ........................................ 14,406,317 5,771,603
Frontier Communications Holdings LLC, 2024 Refinancing Term Loans, First Lien , 8 .76%
( SOFR06M + 350 bps ) , 7/1/31 (d) ......................................... 3,300,000 3,335,739
Sinclair Television Group, Inc., Term Loan B-3, First Lien , 7 .69% ( SOFR01M + 300 bps ) ,
3/25/28 (d) ........................................................ 10,554,760 8,527,402
Telesat Canada, Term B-5 Loans, First Lien , 7 .53% ( SOFR03M + 275 bps ) , 11/22/26 (d) ..... 5,600,000 3,132,024
Ziggo Financing Partnership, Term Loan I Facility, First Lien , 7 .01% ( SOFR01M + 250 bps ) ,
4/30/28 (d) ........................................................ 6,000,000 5,967,780
34,478,411
Consumer Discretionary (23.1%):
19th Holdings Golf LLC, Initial Term Loans, First Lien , 7 .86% ( SOFR01M + 325 bps ) , 2/7/29 (d) 4,719,842 4,633,327
Ai Aqua Merger Sub, Inc., Term Loan B , 7/31/28 (f) .............................. 998,608 998,608
Avis Budget Car Rental LLC, New Tranche Term B Loan, First Lien , 6 .44%
( SOFR01M + 175 bps ) , 8/6/27 (d) ......................................... 2,968,750 2,932,383
Caesars Entertainment, Inc., 2023 Incremental Term B Loan, First Lien , 6 .82%
( SOFR01M + 225 bps ) , 2/6/30 (d) ......................................... 4,818,141 4,816,118
Carnival Corp., 2027 Term Loan, First Lien , 7 .32% ( SOFR01M + 275 bps ) , 8/9/27 (d) ....... 454,189 456,601
Carnival Corp., 2028 Term Loan, First Lien , 7 .32% ( SOFR01M + 275 bps ) , 10/18/28 (d) ..... 4,606,630 4,630,631
Cengage Learning, Inc., 2024 Refinancing Term Loan, First Lien , 8 .01% ( SOFR03M + 350 bps ) ,
3/24/31 (d) ........................................................ 3,970,000 3,985,959
Central Parent LLC, 2024 Refinancing Term Loan, First Lien ( SOFR03M + 325 bps ) ,
7/6/29 (d) (f) ....................................................... 1,000,000 985,130
Entain PLC, Facility B (USD) Loan, First Lien , 7 .86% ( SOFR03M + 250 bps ) , 3/29/27 (d) .... 1,925,259 1,929,668
Fitness International LLC, Term B Loan, First Lien , 9 .92% ( SOFR01M + 525 bps ) , 2/12/29 (d) . 4,466,250 4,488,581
Fleet Midco I Ltd., Term Loan B2, First Lien , 7 .58% ( SOFR06M + 275 bps ) , 2/10/31 (d) ..... 2,735,644 2,749,322
Flutter Entertainment PLC, Term Loan B, First Lien , 6 .12% ( SOFR03M + 175 bps ) , 11/30/30 (d) 4,950,000 4,934,556
Graham Packaging Co., Inc., Initial Term Loan, First Lien , 7 .07% ( SOFR01M + 250 bps ) ,
8/4/27 (d) ......................................................... 2,382,145 2,385,766
Gray Television, Inc., Term D Loan, First Lien , 7 .67% ( SOFR01M + 300 bps ) , 12/1/28 (d) .... 4,946,835 4,560,389
Hanesbrands, Inc., Initial Tranche B Term Loans, First Lien , 8 .32% ( SOFR01M + 375 bps ) ,
3/8/30 (d) ......................................................... 1,362,120 1,372,336
Hilton Grand Vacations Borrower LLC, Amendment No. 4 Term Loans, First Lien , 6 .82%
( SOFR01M + 225 bps ) , 1/17/31 (d) ........................................ 6,467,500 6,481,664
Holley Purchaser, Inc., Initial Term Loan, First Lien , 8 .44% ( SOFR01M + 375 bps ) , 11/10/28 (d) 4,110,880 4,020,112
Houghton Mifflin Harcourt Co., Term B Loans, First Lien , 9 .92% ( SOFR01M + 525 bps ) ,
4/7/29 (d) ......................................................... 6,803,004 6,683,952

Victory Portfolios
Victory Floating Rate Fund

Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Principal Amount . Value
Hunter Douglas, Inc., Tranche B-1 Term Loans, First Lien , 8 .02% ( SOFR03M + 350 bps ) ,
2/25/29 (d) ........................................................ $ 6,738,980 $ 6,722,133
iHeartCommunications, Inc., Second Amendment Incremental Term Loan, First Lien , 7 .94%
( SOFR01M + 325 bps ) , 5/1/26 (d) ......................................... 3,789,535 3,355,633
LBM Acquisition LLC, Initial Term Loan, First Lien , 8 .42% ( SOFR01M + 375 bps ) , 12/20/27 (d) 4,576,168 4,583,444
Marriott Ownership Resorts, Inc., 2024 Incremental Term Loans, First Lien , 6 .82%
( SOFR01M + 225 bps ) , 4/1/31 (d) ......................................... 4,975,000 4,968,781
McGraw-Hill Education, Inc., 2024 Term Loans, First Lien , 8 .60% ( SOFR03M + 400 bps ) ,
8/1/31 (d) ......................................................... 4,227,360 4,271,409
MITER Brands Acquisition Holdco, Inc., 2024 Incremental Term Loans, First Lien , 7 .57%
( SOFR01M + 300 bps ) , 3/21/31 (d) ........................................ 746,250 752,675
Petco Health and Wellness Co., Inc., Initial Term Loans, First Lien , 8 .12%
( SOFR03M + 325 bps ) , 2/25/28 (d) ........................................ 3,376,537 3,273,486
The Michaels Cos., Inc., Term B Loans, First Lien , 9 .12% ( SOFR03M + 425 bps ) , 4/15/28 (d) . 3,628,973 2,915,045
Travel + Leisure Co., Term Loan B, First Lien , 6 .93% ( SOFR03M + 250 bps ) , 12/14/29 (d) .... 2,183,500 2,187,605
Virgin Media Bristol LLC, N Facility, First Lien , 7 .01% ( SOFR01M + 250 bps ) , 1/31/28 (d) ... 5,000,000 4,960,400
White Cap Supply Holdings LLC, Tranche C Term Facility, First Lien , 7 .82%
( SOFR01M + 325 bps ) , 10/19/29 (d) ....................................... 6,161,044 6,166,158
107,201,872
Consumer Staples (2.0%):
B&G Foods, Inc., Tranche B-5 Term Loans, First Lien , 8 .07% ( SOFR01M + 350 bps ) ,
10/10/29 (d) ....................................................... 6,433,221 6,429,232
First Brands Group LLC, 2021 Term Loans, First Lien , 9 .85% ( SOFR03M + 500 bps ) ,
3/24/27 (d) ........................................................ 2,277,721 2,133,472
Goat Holdco LLC, Term Loan , 12/10/31 (f) ..................................... 637,000 636,681
9,199,385
Energy (3.0%):
Constellation Renewables LLC, Term Loans, First Lien , 6 .76% ( SOFR03M + 225 bps ) ,
12/15/27 (d) ....................................................... 2,897,403 2,906,008
Delek U.S. Holdings, Inc., Initial Term Loan, First Lien , 8 .17% ( SOFR01M + 350 bps ) ,
11/19/29 (d) ....................................................... 3,835,634 3,836,708
NorthRiver Midstream Finance LP, Initial Term B, First Lien , 6 .86% ( SOFR03M + 225 bps ) ,
8/16/30 (d) ........................................................ 3,042,369 3,045,046
Traverse Midstream Partners LLC, Advance, First Lien , 8 .09% ( SOFR03M + 350 bps ) ,
2/16/28 (d) ........................................................ 4,061,234 4,076,464
13,864,226
Financials (8.5%):
ACProducts, Inc., Initial Term Loans, First Lien , 9 .12% ( SOFR03M + 425 bps ) , 5/17/28 (d) ... 4,201,179 3,384,932
Allspring Buyer LLC, Term Loan B, First Lien , 7 .44% ( SOFR01M + 300 bps ) , 11/1/30 (d) .... 980,000 980,245
Arsenal AIC Parent LLC, 2024 Refinancing Term B Loans, First Lien , 7 .82%
( SOFR01M + 325 bps ) , 8/19/30 (d) ........................................ 4,443,975 4,476,194
BW NHHC Holdco, Inc., Term Loan Lien 2, Second Lien , 13 .51% ( SOFR03M + 900 bps ) ,
5/15/26 (d) ........................................................ 3,000,000 600,000
Chariot Buyer LLC, Initial Term Loans, First Lien , 7 .92% ( SOFR01M + 325 bps ) , 11/3/28 (d) .. 4,786,424 4,809,160
Clydesdale Acquisition Holdings, Inc., Term B Loans, First Lien , 7 .75% ( SOFR01M + 318 bps ) ,
4/13/29 (d) ........................................................ 2,396,975 2,399,516
Fugue Finance LLC, Term Loan, First Lien , 1/9/32 (f) ............................. 1,000,000 1,007,920
Innio North America Holding Inc., Term Loan B, First Lien , 7 .93% ( SOFR03M + 325 bps ) ,
11/25/28 (d) ....................................................... 3,647,410 3,663,386
LSF11 A5 Holdco LLC, 2024 Refinancing Term Loan, First Lien , 8 .19% ( SOFR01M + 350 bps ) ,
10/16/28 (d) ....................................................... 1,493,865 1,501,335
Neptune BidCo US, Inc., Dollar Term B Loan, First Lien , 9 .76% ( SOFR03M + 500 bps ) ,
4/11/29 (d) ........................................................ 6,020,556 5,389,481
Oldcastle BuildingEnvelope, Inc., Term B Loans, First Lien , 8 .50% ( SOFR06M + 425 bps ) ,
4/29/29 (d) ........................................................ 6,336,060 6,259,710
Rand Parent LLC, Term B Loans, First Lien , 8 .35% ( SOFR03M + 375 bps ) , 2/9/30 (d) ....... 2,947,688 2,961,689
Sedgwick Claims Management Services, Inc., 2024 Term Loans, First Lien , 7 .59%
( SOFR03M + 300 bps ) , 2/24/28 (d) ........................................ 2,665,000 2,678,325
40,111,893
Health Care (15.2%):
Amneal Pharmaceuticals LLC, Initial Term Loan, First Lien , 10 .07% ( SOFR01M + 550 bps ) ,
3/23/25 (d) ........................................................ 6,534,816 6,709,099

Victory Portfolios
Victory Floating Rate Fund

Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Principal Amount . Value
Bausch Health Cos., Inc., Second Amendment Term Loan, First Lien , 9 .92%
( SOFR01M + 525 bps ) , 2/1/27 (d) ......................................... $ 5,723,460 $ 5,575,623
Covis Pharma Holdings SARL, Dollar Term B Loans, First Lien , 11 .10% ( SOFR03M + 650 bps ) ,
2/18/27 (d) ........................................................ 12,339,005 4,873,907
Embecta Corp., Initial Term Loan, First Lien , 7 .57% ( SOFR01M + 300 bps ) , 4/2/29 (d) ...... 4,656,854 4,631,614
Global Medical Response, Inc., 2024 Extented Term Loan, First Lien , 9 .86%
( SOFR01M + 550 bps ) , 10/2/28 (d) ........................................ 5,892,526 5,903,603
Knight Health Holdings LLC, Term B Loans, First Lien , 9 .94% ( SOFR01M + 525 bps ) ,
12/26/28 (d) ....................................................... 22,791,067 14,062,088
LifePoint Health, Inc., 2024-1 Refinancing Term Loan, First Lien , 8 .41% ( SOFR03M + 375 bps ) ,
5/14/31 (d) ........................................................ 4,943,764 4,957,508
LifeScan Global Corporation, Initial Term Loan, First Lien , 11 .12% ( SOFR03M + 650 bps ) ,
12/31/26 (d) ....................................................... 11,440,133 3,687,402
LifeScan Global Corporation, Term Loan, Second Lien , 12/31/27 (f) ................... 3,750,000 17,250
Perrigo Investments LLC, 2024 Refinancing Term B Loan, First Lien , 6 .44%
( SOFR01M + 200 bps ) , 4/20/29 (d) ........................................ 3,011,436 3,016,706
Radiology Partners, Inc., Term B Loans, First Lien , 9 .78% ( SOFR03M + 500 bps ) , 7/9/25 (d) .. 6,407,352 6,317,649
Rising Tide Holdings, Inc., Tranche B Term Loan, First Lien , 6/13/28 (f) ................ 3,622,534 3,446,999
Surgery Center Holdings, Inc., 2024 Refinancing Term Loans, First Lien , 7 .09%
( SOFR01M + 275 bps ) , 12/19/30 (d) ....................................... 1,989,975 2,003,566
Team Health Holdings, Inc., Facility Extended Trem Loan, First Lien , 9 .84%
( SOFR03M + 525 bps ) , 2/2/27 (d) ......................................... 6,399,535 6,175,551
71,378,565
Industrials (14.5%):
AAdvantage Loyalty IP Ltd., Initial Term Loan, First Lien , 9 .63% ( SOFR03M + 475 bps ) ,
4/20/28 (d) ........................................................ 5,699,110 5,843,525
Arches Buyer, Inc., Refinancing Term Loan, First Lien , 7 .92% ( SOFR01M + 325 bps ) ,
12/6/27 (d) ........................................................ 1,979,381 1,930,451
AZZ, Inc., Initial Term Loan, First Lien , 7 .07% ( SOFR01M + 250 bps ) , 5/13/29 (d) ......... 3,734,140 3,744,148
Chart Industries, Inc., Amendment  No. 7 Term Loan, First Lien , 7 .09% ( SOFR03M + 250 bps ) ,
3/18/30 (d) ........................................................ 2,432,301 2,439,404
Core & Main LP, Term Loan B, First Lien , 6 .38% ( SOFR01M + 200 bps ) , 2/10/31 (d) ....... 4,218,125 4,226,055
Cornerstone Building Brands, Inc., Tranche B Term Loan, First Lien , 7 .75%
( SOFR01M + 325 bps ) , 4/12/28 (d) ........................................ 3,360,790 3,201,993
Delta Air Lines, Inc. and SkyMiles IP Ltd., Initial Term Loan, First Lien , 8 .37%
( SOFR03M + 375 bps ) , 10/20/27 (d) ....................................... 4,094,362 4,162,820
Gates Global LLC, Initial B-5 Dollar Term Loans, First Lien , 6 .32% ( SOFR01M + 175 bps ) ,
6/4/31 (d) ......................................................... 6,982,500 6,989,482
GIP Pilot Acquisition Partners LP, 2024 Term Loan B, First Lien , 7 .09% ( SOFR03M + 250 bps ) ,
10/4/30 (d) ........................................................ 2,958,033 2,972,823
Harsco Corp., Term B-3 Loans, First Lien , 6 .94% ( SOFR01M + 225 bps ) , 3/10/28 (d) ........ 3,883,476 3,874,583
Hertz Corp., Initial Term B Loans, First Lien , 8 .19% ( SOFR01M + 350 bps ) , 6/30/28 (d) ..... 2,059,987 1,851,186
Hertz Corp., Initial Term C Loan, First Lien , 8 .19% ( SOFR01M + 350 bps ) , 6/30/28 (d) ...... 404,813 363,782
Janus International Group LLC, TLB, First Lien , 7 .07% ( SOFR01M + 250 bps ) , 8/5/30 (d) .... 3,820,800 3,830,352
LS Group Opco Acquisition, LLC, Term Loan B, First Lien , 7 .57% ( SOFR01M + 300 bps ) ,
4/15/31 (d) ........................................................ 4,676,500 4,695,487
Madison IAQ LLC, Initial Term Loans, First Lien , 7 .89% ( SOFR06M + 275 bps ) , 6/16/28 (d) .. 2,995,334 3,003,302
Rising Tide Holdings, Inc., Term Loan A, First Lien , 6/13/28 (f) ...................... 1,361,022 1,301,527
The Dun & Bradstreet Corp., 2022 Incremental Term B-2 Loan, First Lien , 6 .59%
( SOFR01M + 225 bps ) , 1/18/29 (d) ........................................ 2,471,275 2,471,720
Vestis Corp., Term B-1 Loan, First Lien , 6 .76% ( SOFR03M + 225 bps ) , 2/24/31 (d) ......... 2,493,750 2,495,321
WestJet Loyalty LP, Initial Term Loan, First Lien , 7 .85% ( SOFR03M + 325 bps ) , 2/14/31 (d) .. 4,962,500 4,977,586
WireCo WorldGroup, Inc., Term Loan B, First Lien , 8 .38% ( SOFR03M + 375 bps ) , 11/13/28 (d) 3,757,108 3,494,111
67,869,658
Information Technology (3.3%):
Cloud Software Group, Inc., Seventh Amendment Tranche B-1 Term Loan, First Lien , 8 .02%
( SOFR03M + 350 bps ) , 3/29/29 (d) ........................................ 4,914,514 4,925,129
McAfee Corp.,Term Loan B, First Lien , 7 .37% ( SOFR01M + 300 bps ) , 3/1/29 (d) .......... 2,974,899 2,974,155
MH SUB I LLC, Term Loan, First Lien , 8 .82% ( SOFR01M + 425 bps ) , 5/3/28 (d) .......... 3,969,849 3,969,135
Project Alpha Intermediate Holding, Inc., Term Loan B , 10/28/30 (f) ................... 1,000,000 1,005,780
Proofpoint, Inc., Term Loan, First Lien , 7 .57% ( SOFR01M + 300 bps ) , 8/31/28 (d) .......... 2,227,428 2,236,628
15,110,827

Victory Portfolios
Victory Floating Rate Fund

Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Principal Amount . Value
Materials (4.4%):
Anchor Packaing LLC, Term Loan, First Lien , 7 .69% ( SOFR01M + 325 bps ) , 7/18/29 (d) ..... $ 4,739,035 $ 4,758,797
Bakelite US Holdco, Inc., Term Loan B, First Lien , 12/16/31 (f) ...................... 3,979,832 3,953,286
Ineos U.S. Finance LLC, 2030 Dollar Term Loans, First Lien , 7 .82% ( SOFR01M + 325 bps ) ,
2/16/30 (d) ........................................................ 6,905,220 6,929,872
Light & Wonder International, Inc., Term B-2 Loans, First Lien , 6 .63% ( SOFR01M + 225 bps ) ,
4/16/29 (d) ........................................................ 4,852,949 4,865,955
20,507,910
Real Estate (0.7%):
RealPage, Inc., Initial Term Loan, First Lien , 7 .69% ( SOFR03M + 300 bps ) , 4/22/28 (d) ...... 3,404,662 3,394,619
Total Senior Secured Loans (Cost $420,347,680) 383,117,366
Corporate Bonds (5.0%)
Communication Services (1.8%):
CCO Holdings LLC/CCO Holdings Capital Corp. , 4 .75% , 2/1/32 , Callable 2/1/27 @ 102.38 (g) 1,260,000 1,105,098
Clear Channel Outdoor Holdings, Inc. , 7 .88% , 4/1/30 , Callable 10/1/26 @ 103.94 (g) ....... 1,450,000 1,492,009
CSC Holdings LLC , 11 .75% , 1/31/29 , Callable 1/31/26 @ 105.88 (g) .................. 1,000,000 985,768
Cumulus Media New Holdings, Inc. , 8 .00% , 7/1/29 , Callable 2/7/25 @ 100 (g) ........... 2,315,000 850,981
Sinclair Television Group, Inc. , 5 .50% , 3/1/30 , Callable 2/7/25 @ 102.75 (g) ............. 3,050,000 2,057,013
Windstream Services LLC/Windstream Escrow Finance Corp. , 8 .25% , 10/1/31 , Callable
10/1/27 @ 104.13 (g) ................................................ 1,700,000 1,755,563
8,246,432
Consumer Discretionary (0.4%):
Scientific Games Holdings LP/Scientific Games US FinCo, Inc. , 6 .63% , 3/1/30 , Callable 3/1/25
@ 103.31 (g) ...................................................... 2,000,000 1,916,748
Energy (0.6%):
Alpha Generation LLC , 6 .75% , 10/15/32 , Callable 10/15/27 @ 103.38 (g) ............... 1,000,000 988,686
CQP Holdco LP/BIP-V Chinook Holdco LLC , 7 .50% , 12/15/33 , Callable 12/15/28 @
103.75 (g) ........................................................ 1,500,000 1,576,965
2,565,651
Financials (0.5%):
Olympus Water US Holding Corp. , 9 .75% , 11/15/28 , Callable 6/1/25 @ 104.88 (g) ........ 1,000,000 1,060,455
Stagwell Global LLC , 5 .63% , 8/15/29 , Callable 2/7/25 @ 102.81 (g) ................... 1,500,000 1,426,766
2,487,221
Health Care (0.4%):
CHS/Community Health Systems, Inc. , 6 .13% , 4/1/30 , Callable 4/1/25 @ 103.06 (g) ....... 1,000,000 685,872
Owens & Minor, Inc. , 6 .63% , 4/1/30 , Callable 4/1/25 @ 103.31 (g) .................... 1,000,000 939,056
1,624,928
Information Technology (0.6%):
Cloud Software Group, Inc. , 6 .50% , 3/31/29 , Callable 9/30/25 @ 103.25 (g) ............. 1,500,000 1,472,107
EquipmentShare.com, Inc. , 8 .00% , 3/15/33 , Callable 9/15/27 @ 104 (g) ................ 1,455,000 1,476,922
2,949,029
Materials (0.5%):
Allied Universal Holdco LLC , 7 .88% , 2/15/31 , Callable 2/15/27 @ 103.94 (g) ............ 1,000,000 1,023,248
Tronox, Inc. , 4 .63% , 3/15/29 , Callable 2/7/25 @ 102.31 (g) ......................... 1,500,000 1,346,277
2,369,525
Real Estate (0.2%):
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC , 10 .50% , 2/15/28 , Callable
9/15/25 @ 105.25 (g) ................................................ 1,000,000 1,065,960
Total Corporate Bonds (Cost $26,254,295) 23,225,494
Yankee Dollars (1.2%)
Financials (0.6%):
Diamond Foreign Asset Co./Diamond Finance LLC , 8 .50% , 10/1/30 , Callable 10/1/26 @
104.25 (g) ........................................................ 1,250,000 1,297,118
GGAM Finance Ltd. , 8 .00% , 6/15/28 , Callable 12/15/27 @ 100 (g) ................... 1,500,000 1,575,401
2,872,519
Health Care (0.4%):
Bausch Health Cos., Inc. , 6 .13% , 2/1/27 , Callable 2/7/25 @ 101.53 (g) ................. 1,800,000 1,641,674

Victory Portfolios
Victory Floating Rate Fund

Schedule of Portfolio Investments — continued
December 31, 2024
See notes to financial statements.
Security Description Principal Amount . Value
Materials (0.2%):
First Quantum Minerals Ltd. , 8 .63% , 6/1/31 , Callable 6/1/26 @ 104.31 (g) .............. $ 1,000,000 $ 1,026,149
Total Yankee Dollars (Cost $5,252,887) 5,540,342
Commercial Paper (1.1%)
Utilities (1.1%):
CenterPoint Energy, Inc. , 4 .43% , 1/2/25 (g) (h) ................................... 2,500,000 2,499,384
Eversource Energy , 4 .61% , 1/2/25 (g) (h) ....................................... 2,500,000 2,499,360
4,998,744
Total Commercial Paper (Cost $4,999,376) 4,998,744
Shares
Exchange-Traded Funds (3.6%)
Invesco Senior Loan ETF ................................................. 400,000 8,428,000
SPDR Blackstone Senior Loan ETF .......................................... 200,000 8,346,000
Total Exchange-Traded Funds (Cost $16,825,199) 16,774,000
Total Investments (Cost $478,701,917) — 94.4% 440,157,147
Other assets in excess of liabilities — 5.6% 26,290,651
NET ASSETS - 100.00% $ 466,447,798
At December 31, 2024, the Fund's investments in foreign securities were 8.2% of net assets.
(a) Non-income producing security.
(b) This security is classified as Level 3 within the fair value hierarchy. (See Note 2 in the Notes to Financial Statements)
(c) Security was fair valued based upon procedures approved by the Board of Trustees and represents 0.0% of net assets as of December 31, 2024. This security is classified as Level 3 within the fair value hierarchy. (See Note 2 in the Notes to Financial Statements)
(d) Variable or Floating-Rate Security. Rate disclosed is as of December 31, 2024.
(e) Currently the issuer is in default with respect to interest and/or principal payments.
(f) The rates for this senior secured loan will be known on settlement date of the loan, subsequent to this report date. Senior secured loans have rates that will fluctuate over time in line with prevailing interest rates.
(g) Rule 144A security or other security that is restricted as to resale to institutional investors. As of December 31, 2024, the fair value of these securities was
$33,764,580 and amounted to 7.2% of net assets.
(h) Rate represents the effective yield at December 31, 2024.
bps
—
Basis points
ETF
—
Exchange-Traded Fund
LLC
—
Limited Liability Company
LP
—
Limited Partnership
PLC
—
Public Limited Company
SOFR
—
Secured Overnight Financing Rate
SOFR01M
—
1 Month SOFR, rate disclosed as of December 31, 2024.
SOFR03M
—
3 Month SOFR, rate disclosed as of December 31, 2024.
SOFR06M
—
6 Month SOFR, rate disclosed as of December 31, 2024.

Statements of Assets and Liabilities
December 31, 2024

See notes to financial statements.
Victory Portfolios
Victory Low
Duration Bond Fund
Victory High Yield
Fund
Victory Tax-Exempt
Fund
Assets:
Investments, at value (Cost $102,285,162, $143,607,142 and $37,839,469) $ 102,919,238 (a) $ 138,855,561 (b) $ 35,892,707
Cash 237,922 745,608 99,316
Receivables:
Dividends, interest, and securities lending income 673,538 2,573,216 454,846
Capital shares issued 49,299 91,346 1,555
Investments sold — 12,442,531 —
From Adviser 24,839 31,294 23,282
Prepaid expenses 7,025 2,900 3,613
Total Assets 103,911,861 154,742,456 36,475,319
Liabilities:
Payables:
Collateral received on loaned securities 854,744 8,237,743 —
Distributions 40,088 24,378 4,931
Investments purchased — 1,029,095 —
Capital shares redeemed 536,495 613,913 271,542
Accrued expenses and other payables:
Investment advisory fees 40,058 74,721 15,931
Administration fees 4,997 7,009 1,787
Custodian fees 1,974 4,702 600
Transfer agent fees 2,307 879 438
Sub-Transfer agent fees 20,351 34,667 7,132
Compliance fees 70 73 24
Trustees' fees 34 46 12
12b-1 fees 7,331 9,812 2,607
Other accrued expenses 28,970 34,605 20,594
Total Liabilities 1,537,419 10,071,643 325,598
Commitments and contingencies (Note 4 )
Net Assets:
Capital 135,733,662 215,089,954 39,694,313
Total accumulated earnings (loss) (33,359,220) (70,419,141) (3,544,592)
Net Assets $ 102,374,442 $ 144,670,813 $ 36,149,721
Net Assets:
Class A $ 52,752,636 $ 21,187,942 $ 22,310,008
Class C 3,535,745 16,540,544 323,064
Class R — 1,244,019 —
Class Y 46,086,061 105,698,308 13,516,649
Total $ 102,374,442 $ 144,670,813 $ 36,149,721
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A 5,326,513 3,901,488 2,648,488
Class C 356,819 3,037,790 38,371
Class R — 226,229 —
Class Y 4,652,249 19,549,157 1,605,455
Total 10,335,581 26,714,664 4,292,314
Net asset value, offering and redemption price per share:
Class A $ 9 .90 $ 5 .43 $ 8 .42
Class C(c) 9 .91 5 .44 8 .42
Class R — 5 .50 —
Class Y 9 .91 5 .41 8 .42
Maximum Sales Charge — Class A 2 .25% 2 .25% 2 .25%
Maximum offering price
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A $ 10 .13 $ 5 .55 $ 8 .61
(a) Includes $830,148 of securities on loan.
(b) Includes $7,860,768 of securities on loan.
(c) Redemption price per share varies by the length of time shares are held.

Statements of Assets and Liabilities
December 31, 2024

See notes to financial statements.
Victory Portfolios
Victory High Income
Municipal Bond
Fund
Victory Floating
Rate Fund
Assets:
Investments, at value (Cost $39,478,176 and $478,701,917) $ 35,841,199 $ 440,157,147
Cash 56,227 18,941,994
Receivables:
Dividends and interest 392,669 3,493,406
Capital shares issued 314,912 304,834
Investments sold — 18,566,981
From Adviser 24,157 113,954
Prepaid expenses 19,780 24,279
Total Assets 36,648,944 481,602,595
Liabilities:
Payables:
Distributions 4,047 467,241
Investments purchased — 10,439,499
Capital shares redeemed 519,099 3,702,155
Accrued expenses and other payables:
Investment advisory fees 15,637 264,689
Administration fees 1,753 22,918
Custodian fees 600 40,291
Transfer agent fees 2,119 2,729
Sub-Transfer agent fees 7,208 112,254
Compliance fees 24 288
Trustees' fees 12 151
12b-1 fees 1,929 28,305
Other accrued expenses 22,182 74,277
Total Liabilities 574,610 15,154,797
Commitments and contingencies (Note 4 )
Net Assets:
Capital 40,857,688 955,591,281
Total accumulated earnings (loss) (4,783,354) (489,143,483)
Net Assets $ 36,074,334 $ 466,447,798
Net Assets:
Class A $ 16,625,116 $ 145,625,591
Class C 237,572 27,699,737
Class Y 15,020,684 288,749,178
Member Class 4,190,962 4,373,292
Total $ 36,074,334 $ 466,447,798
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A 1,739,961 18,104,150
Class C 24,870 3,440,686
Class Y 1,571,620 35,875,842
Member Class 438,560 543,899
Total 3,775,011 57,964,577
Net asset value, offering and redemption price per share:
Class A $ 9 .55 $ 8 .04
Class C(a) 9 .55 8 .05
Class Y 9 .56 8 .05
Member Class 9 .56 8 .04
Maximum Sales Charge — Class A 2 .25% 2 .25%
Maximum offering price
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A $ 9 .77 $ 8 .23
(a) Redemption price per share varies by the length of time shares are held.

Statements of Operations
For the Year Ended December 31, 2024

See notes to financial statements.
Victory Portfolios
Victory Low
Duration Bond Fund
Victory High Yield
Fund
Victory Tax-Exempt
Fund
Investment Income:
Dividends $ — $ 331,499 $ 33,041
Interest 5,655,140 14,532,561 1,458,093
Securities lending (net of fees) 2,266 332,843 —
Total Income 5,657,406 15,196,903 1,491,134
Expenses:
Investment advisory fees 532,662 1,063,107 179,114
Administration fees 65,094 97,419 19,676
Sub-Administration fees 19,125 18,500 17,000
12b-1 fees — Class A 132,519 66,364 60,294
12b-1 fees — Class C 25,206 235,311 5,216
12b-1 fees — Class R 1,438 (a) 69,203 —
Custodian fees 12,039 25,194 6,248
Transfer agent fees — Class A 13,258 3,209 2,289
Transfer agent fees — Class C 304 209 166
Transfer agent fees — Class R 87 (a) 753 —
Transfer agent fees — Class Y 462 1,036 194
Sub-Transfer agent fees — Class A 41,673 15,944 18,999
Sub-Transfer agent fees — Class C 1,788 12,098 80
Sub-Transfer agent fees — Class R 439 (a) 2,843 —
Sub-Transfer agent fees — Class Y 51,635 144,252 11,637
Trustees' fees 9,097 12,359 3,861
Compliance fees 1,062 1,552 311
Legal and audit fees 18,541 23,757 11,725
State registration and filing fees 55,832 59,893 41,480
Interfund lending — 239 —
Printing fees 28,842 33,940 21,452
Other expenses 15,145 15,877 7,882
Total Expenses 1,026,248 1,903,059 407,624
Less fees paid indirectly — — (2,648)
Expenses waived/reimbursed by Adviser (143,821) (190,793) (126,545)
Net Expenses 882,427 1,712,266 278,431
Net Investment Income (Loss) 4,774,979 13,484,637 1,212,703
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities (255,218) (9,582,327) (35,138)
Net change in unrealized appreciation/depreciation on investment securities 1,577,190 10,281,747 (232,336)
Net realized/unrealized gains (losses) on investments 1,321,972 699,420 (267,474)
Change in net assets resulting from operations $ 6,096,951 $ 14,184,057 $ 945,229
(a) Class R activity is for the period January 1, 2024, to March 28, 2024 (date of conversion to Class A).

Statements of Operations
For the Year Ended December 31, 2024

See notes to financial statements.
Victory Portfolios
Victory High Income
Municipal Bond
Fund
Victory Floating
Rate Fund
Investment Income:
Dividends $ 17,972 $ 880,482
Interest 1,683,790 66,130,786
Total Income 1,701,762 67,011,268
Expenses:
Investment advisory fees 180,610 4,335,980
Administration fees 19,835 367,203
Sub-Administration fees 18,500 21,000
12b-1 fees — Class A 43,543 426,079
12b-1 fees — Class C 3,720 350,450
12b-1 fees — Class R — 347 (a)
Custodian fees 6,233 246,487
Transfer agent fees — Class A 1,139 6,026
Transfer agent fees — Class C — 479
Transfer agent fees — Class R — 88 (a)
Transfer agent fees — Class Y 245 874
Transfer agent fees — Member Class 3,005 5,246
Sub-Transfer agent fees — Class A 11,788 149,930
Sub-Transfer agent fees — Class C 402 35,518
Sub-Transfer agent fees — Class R — 64 (a)
Sub-Transfer agent fees — Class Y 17,267 362,933
Trustees' fees 3,888 45,263
Compliance fees 316 6,078
Legal and audit fees 11,636 104,829
State registration and filing fees 57,819 83,289
Interfund lending 125 24,642
Printing fees 25,320 51,107
Other expenses 9,917 103,710
Recoupment of prior expenses waived/reimbursed by Adviser 6,808 —
Total Expenses 422,116 6,727,622
Less fees paid indirectly (2,633) —
Expenses waived/reimbursed by Adviser (166,862) (770,564)
Net Expenses 252,621 5,957,058
Net Investment Income (Loss) 1,449,141 61,054,210
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities 82,187 (53,724,124)
Net change in unrealized appreciation/depreciation on investment securities 786,556 44,225,613
Net realized/unrealized gains (losses) on investments 868,743 (9,498,511)
Change in net assets resulting from operations $ 2,317,884 $ 51,555,699
(a) Class R activity is for the period January 1, 2024, to March 28, 2024 (date of conversion to Class A).

Victory Portfolios
Statements of Changes in Net Assets
See notes to financial statements.
Victory Low Duration Bond Fund Victory High Yield Fund Victory Tax-Exempt Fund
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 4,774,979 $ 4,373,892 $ 13,484,637 $ 17,134,247 $ 1,212,703 $ 1,291,998
Net realized gains (losses) (255,218) (1,526,549) (9,582,327) (40,008,643) (35,138) (110,721)
Net change in unrealized
appreciation/depreciation 1,577,190 4,501,539 10,281,747 46,202,542 (232,336) 1,190,314
Change in net assets resulting from
operations 6,096,951 7,348,882 14,184,057 23,328,146 945,229 2,371,591
Distributions to Shareholders:
Class A (2,110,438) (1,836,102) (1,914,408) (2,365,537) (917,691) (1,024,056)
Class C (81,354) (58,282) (1,530,003) (1,750,802) (15,732) (25,583)
Class R (9,632) (a) (28,731) (934,665) (1,245,492) — —
Class Y (2,615,885) (2,996,339) (8,504,271) (13,009,939) (436,714) (421,493)
Change in net assets resulting from
distributions to shareholders (4,817,309) (4,919,454) (12,883,347) (18,371,770) (1,370,137) (1,471,132)
Change in net assets resulting from
capital transactions (35,131,750) (47,206,112) (34,239,276) (72,473,640) 191,683 (1,014,944)
Change in net assets (33,852,108) (44,776,684) (32,938,566) (67,517,264) (233,225) (114,485)
Net Assets:
Beginning of period 136,226,550 181,003,234 177,609,379 245,126,643 36,382,946 36,497,431
End of period $ 102,374,442 $ 136,226,550 $ 144,670,813 $ 177,609,379 $ 36,149,721 $ 36,382,946
(a) Class R activity is for the period January 1, 2024, to March 28, 2024 (date of conversion to Class A).

Victory Portfolios
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Low Duration Bond Fund Victory High Yield Fund Victory Tax-Exempt Fund
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Capital Transactions:
Class A
Proceeds from shares issued $ 9,958,758 $ 5,240,231 $ 4,870,464 $ 3,075,083 $ 758,096 $ 4,548,677
Distributions reinvested 1,919,190 1,654,513 1,339,200 1,504,995 864,464 971,057
Cost of shares redeemed (15,126,612) (23,987,054) (13,493,596) (5,569,930) (4,422,143) (5,542,165)
Converted from Class R 1,209,581 — — — — —
Total Class A $ (2,039,083) $ (17,092,310) $ (7,283,932) $ (989,852) $ (2,799,583) $ (22,431)
Class C
Proceeds from shares issued $ 1,807,627 $ 823,894 $ 7,462,738 $ 980,278 $ 14,476 $ 22,923
Distributions reinvested 76,821 53,956 1,527,989 1,305,675 14,675 23,619
Cost of shares redeemed (672,430) (2,459,547) (15,311,734) (4,245,829) (405,735) (282,800)
Total Class C $ 1,212,018 $ (1,581,697) $ (6,321,007) $ (1,959,876) $ (376,584) $ (236,258)
Class R
Proceeds from shares issued $ 47,976 (a) $ 307,401 $ 253,277 $ 281,886 $ — $ —
Distributions reinvested 9,462 (a) 28,730 933,790 682,753 — —
Cost of shares redeemed (3,133) (a) (291,771) (16,262,281) (542,564) — —
Converted into Class A (1,209,581) — — — — —
Total Class R $ (1,155,276) $ 44,360 $ (15,075,214) $ 422,075 $ — $ —
Class Y
Proceeds from shares issued $ 16,314,390 $ 48,940,554 $ 48,535,521 $ 62,328,490 $ 9,438,626 $ 2,290,304
Distributions reinvested 2,028,450 2,420,143 8,488,375 12,984,563 430,421 407,017
Cost of shares redeemed (51,492,249) (79,937,162) (62,583,019) (145,259,040) (6,501,197) (3,453,576)
Total Class Y $ (33,149,409) $ (28,576,465) $ (5,559,123) $ (69,945,987) $ 3,367,850 $ (756,255)
Change in net assets resulting from
capital transactions $ (35,131,750) $ (47,206,112) $ (34,239,276) $ (72,473,640) $ 191,683 $ (1,014,944)
Share Transactions:
Class A
Issued 1,006,723 542,329 897,649 583,553 89,607 546,465
Reinvested 194,403 170,798 246,832 285,368 102,268 117,696
Redeemed (1,533,294) (2,479,990) (2,474,711) (1,055,280) (521,013) (677,203)
Converted from Class R 123,248 — — — — —
Total Class A (208,920) (1,766,863) (1,330,230) (186,359) (329,138) (13,042)
Class C
Issued 182,027 85,025 1,373,303 184,399 1,720 2,783
Reinvested 7,769 5,567 280,849 247,412 1,740 2,863
Redeemed (68,228) (253,558) (2,792,805) (800,531) (48,283) (34,501)
Total Class C 121,568 (162,966) (1,138,653) (368,720) (44,823) (28,855)
Class R
Issued 4,899 (a) 31,741 46,713 53,239 — —
Reinvested 965 (a) 2,966 171,787 129,895 — —
Redeemed (320) (a) (30,084) (2,966,157) (102,587) — —
Converted into Class A (123,256) — — — — —
Total Class R (117,712) 4,623 (2,747,657) 80,547 — —
Class Y
Issued 1,655,595 5,060,081 9,019,752 11,789,398 1,106,743 275,533
Reinvested 205,524 249,801 1,572,141 2,469,870 50,826 49,344
Redeemed (5,214,382) (8,256,992) (11,621,360) (27,553,398) (769,097) (416,792)
Total Class Y (3,353,263) (2,947,110) (1,029,467) (13,294,130) 388,472 (91,915)
Change in Shares (3,558,327) (4,872,316) (6,246,007) (13,768,662) 14,511 (133,812)
(a) Class R activity is for the period January 1, 2024, to March 28, 2024 (date of conversion to Class A).

Victory Portfolios
Statements of Changes in Net Assets
See notes to financial statements.
Victory High Income Municipal Bond
Fund Victory Floating Rate Fund
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 1,449,141 $ 1,583,255 $ 61,054,210 $ 99,021,314
Net realized gains (losses) 82,187 (160,259) (53,724,124) (106,703,605)
Net change in unrealized appreciation/depreciation 786,556 1,223,602 44,225,613 99,561,141
Change in net assets resulting from operations 2,317,884 2,646,598 51,555,699 91,878,850
Distributions to Shareholders:
Class A (727,161) (875,326) (15,163,979) (21,288,208)
Class C (12,750) (32,904) (2,825,248) (4,495,067)
Class R — — (6,045)(a) (33,692)
Class Y (649,873) (623,752) (41,517,882) (76,854,505)
Member Class (153,288) (180,403) (384,804) (424,844)
Change in net assets resulting from distributions to shareholders (1,543,072) (1,712,385) (59,897,958) (103,096,316)
Change in net assets resulting from capital transactions (1,200,238) (3,964,631) (278,076,935) (491,556,708)
Change in net assets (425,426) (3,030,418) (286,419,194) (502,774,174)
Net Assets:
Beginning of period 36,499,760 39,530,178 752,866,992 1,255,641,166
End of period $ 36,074,334 $ 36,499,760 $ 466,447,798 $ 752,866,992
(a) Class R activity is for the period January 1, 2024, to March 28, 2024 (date of conversion to Class A).

Victory Portfolios
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory High Income Municipal Bond
Fund Victory Floating Rate Fund
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Capital Transactions:
Class A
Proceeds from shares issued $ 678,924 $ 1,094,891 $ 21,772,162 $ 22,554,625
Distributions reinvested 681,603 799,265 13,224,268 18,539,298
Cost of shares redeemed (3,503,579) (5,820,272) (75,386,004) (104,550,624)
Converted from Class R — — 306,399 —
Total Class A $ (2,143,052) $ (3,926,116) $ (40,083,175) $ (63,456,701)
Class C
Proceeds from shares issued $ 29,036 $ 31,801 $ 1,540,390 $ 2,520,914
Distributions reinvested 12,735 32,904 2,542,393 4,010,155
Cost of shares redeemed (291,087) (865,735) (18,073,634) (22,604,047)
Total Class C $ (249,316) $ (801,030) $ (13,990,851) $ (16,072,978)
Class R
Proceeds from shares issued $ — $ — $ 21,196(a) $ 34,791
Distributions reinvested — — 6,045(a) 33,679
Cost of shares redeemed — — (467)(a) (325,844)
Converted into Class A — — (306,399) —
Total Class R $ — $ — $ (279,625) $ (257,374)
Class Y
Proceeds from shares issued $ 9,115,008 $ 6,506,620 $ 185,503,904 $ 261,520,712
Distributions reinvested 643,792 617,457 31,329,221 58,406,587
Cost of shares redeemed (9,544,758) (5,496,216) (440,927,767) (731,431,020)
Total Class Y $ 214,042 $ 1,627,861 $ (224,094,642) $ (411,503,721)
Member Class
Proceeds from shares issued $ 1,854,291 $ 979,698 $ 1,302,713 $ 582,178
Distributions reinvested 153,287 180,403 384,804 424,844
Cost of shares redeemed (1,029,490) (2,025,447) (1,316,159) (1,272,956)
Total Member Class $ 978,088 $ (865,346) $ 371,358 $ (265,934)
Change in net assets resulting from capital transactions $ (1,200,238) $ (3,964,631) $ (278,076,935) $ (491,556,708)
Share Transactions:
Class A
Issued 70,057 120,776 2,694,363 2,759,951
Reinvested 72,029 88,435 1,639,991 2,272,839
Redeemed (370,495) (638,228) (9,346,118) (12,820,191)
Converted from Class R — — 37,579 —
Total Class A (228,409) (429,017) (4,974,185) (7,787,401)
Class C
Issued 3,156 3,467 190,077 306,058
Reinvested 1,353 3,635 314,969 491,371
Redeemed (30,586) (94,970) (2,239,724) (2,770,946)
Total Class C (26,077) (87,868) (1,734,678) (1,973,517)
Class R
Issued — — 2,610(a) 4,269
Reinvested — — 743(a) 4,116
Redeemed — — (57)(a) (39,693)
Converted into Class A — — (37,575) —
Total Class R — — (34,279) (31,308)
Class Y
Issued 955,462 711,605 22,906,010 31,655,977
Reinvested 67,934 68,348 3,882,258 7,148,584
Redeemed (1,009,154) (605,547) (54,698,779) (89,593,253)
Total Class Y 14,242 174,406 (27,910,511) (50,788,692)
Member Class
Issued 195,040 107,854 161,083 71,258
Reinvested 16,156 19,969 47,748 52,153
Redeemed (109,327) (229,391) (162,575) (156,805)
Total Member Class 101,869 (101,568) 46,256 (33,394)
Change in Shares (138,375) (444,047) (34,607,397) (60,614,312)
(a) Class R activity is for the period January 1, 2024, to March 28, 2024 (date of conversion to Class A).

Victory Portfolios
Financial Highlights
For a Share Outstanding Throughout Each Period
36
See notes to financial statements.
Victory Low Duration Bond Fund
Class A
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Net Asset Value, Beginning of Period $9.80 $9.64 $10.16 $10.20 $9.99
Investment Activities:
Net investment income (loss)(a) 0.39 0.24 0.12 0.09 0.14
Net realized and unrealized gains (losses) 0.10 0.20 (0.49) (0.02) 0.24
Total from Investment Activities 0.49 0.44 (0.37) 0.07 0.38
Distributions to Shareholders from:
Net investment income (0.39) (0.28) (0.15) (0.11) (0.14)
Return of capital — — — — (0.03)
Total Distributions (0.39) (0.28) (0.15) (0.11) (0.17)
Net Asset Value, End of Period $9.90 $9.80 $9.64 $10.16 $10.20
Total Return (excludes sales charge)(b) 5.11% 4.65% (3.62)% 0.71% 3.85%
Ratios to Average Net Assets:
Net Expenses(c) 0.85% 0.85% 0.85% 0.85% 0.85%
Net Investment Income (Loss) 3.95% 2.52% 1.18% 0.87% 1.39%
Gross Expenses(c) 0.98% 0.96% 0.96% 0.95% 0.95%
Supplemental Data:
Net Assets at end of period (000's) $52,752 $54,266 $70,419 $76,901 $70,357
Portfolio Turnover(d) 38% 58% 81% 58% 85%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Low Duration Bond Fund
Class C
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Net Asset Value, Beginning of Period $9.81 $9.65 $10.16 $10.20 $9.99
Investment Activities:
Net investment income (loss)(a) 0.32 0.17 0.04 0.01 0.08
Net realized and unrealized gains (losses) 0.09 0.20 (0.47) (0.02) 0.22
Total from Investment Activities 0.41 0.37 (0.43) (0.01) 0.30
Distributions to Shareholders from:
Net investment income (0.31) (0.21) (0.08) (0.03) (0.07)
Return of capital — — — — (0.02)
Total Distributions (0.31) (0.21) (0.08) (0.03) (0.09)
Net Asset Value, End of Period $9.91 $9.81 $9.65 $10.16 $10.20
Total Return (excludes contingent deferred sales charge)(b) 4.29% 3.85% (4.26)% (0.07)% 3.05%
Ratios to Average Net Assets:
Net Expenses(c) 1.62% 1.62% 1.62% 1.62% 1.62%
Net Investment Income (Loss) 3.20% 1.74% 0.37% 0.10% 0.76%
Gross Expenses(c) 2.28% 2.04% 1.91% 1.91% 1.72%
Supplemental Data:
Net Assets at end of period (000's) $3,536 $2,307 $3,841 $5,528 $23,504
Portfolio Turnover(d) 38% 58% 81% 58% 85%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
38
See notes to financial statements.
Victory Low Duration Bond Fund
Class Y
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Net Asset Value, Beginning of Period $9.81 $9.65 $10.16 $10.20 $9.99
Investment Activities:
Net investment income (loss)(a) 0.41 0.27 0.14 0.11 0.17
Net realized and unrealized gains (losses) 0.11 0.19 (0.47) (0.01) 0.23
Total from Investment Activities 0.52 0.46 (0.33) 0.10 0.40
Distributions to Shareholders from:
Net investment income (0.42) (0.30) (0.18) (0.14) (0.15)
Return of capital — — — — (0.04)
Total Distributions (0.42) (0.30) (0.18) (0.14) (0.19)
Net Asset Value, End of Period $9.91 $9.81 $9.65 $10.16 $10.20
Total Return(b) 5.47% 4.78% (3.30)% 0.94% 4.08%
Ratios to Average Net Assets:
Net Expenses(c) 0.62% 0.62% 0.62% 0.62% 0.62%
Net Investment Income (Loss) 4.15% 2.75% 1.40% 1.10% 1.64%
Gross Expenses(c) 0.70% 0.68% 0.65% 0.67% 0.68%
Supplemental Data:
Net Assets at end of period (000's) $46,086 $78,500 $105,653 $133,644 $165,330
Portfolio Turnover(d) 38% 58% 81% 58% 85%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory High Yield Fund
Class A
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Net Asset Value, Beginning of Period $5.40 $5.26 $6.79 $6.83 $6.73
Investment Activities:
Net investment income (loss)(a) 0.41 0.42 0.40 0.36 0.37
Net realized and unrealized gains (losses) 0.01 0.17 (1.52) (0.03) 0.10
Total from Investment Activities 0.42 0.59 (1.12) 0.33 0.47
Distributions to Shareholders from:
Net investment income (0.39) (0.45) (0.41) (0.37) (0.37)
Total Distributions (0.39) (0.45) (0.41) (0.37) (0.37)
Net Asset Value, End of Period $5.43 $5.40 $5.26 $6.79 $6.83
Total Return (excludes sales charge)(b) 8.07% 11.69% (16.87)% 4.86% 7.61%
Ratios to Average Net Assets:
Net Expenses(c) 1.00% 1.00% 1.00% 1.00% 1.00%
Net Investment Income (Loss) 7.56% 7.88% 6.68% 5.22% 5.85%
Gross Expenses(c) 1.11% 1.09% 1.08% 1.08% 1.12%
Supplemental Data:
Net Assets at end of period (000's) $21,188 $28,258 $28,508 $49,271 $38,735
Portfolio Turnover(d) 88% 46% 47% 67% 124%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
40
See notes to financial statements.
Victory High Yield Fund
Class C
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Net Asset Value, Beginning of Period $5.42 $5.28 $6.81 $6.85 $6.75
Investment Activities:
Net investment income (loss)(a) 0.37 0.38 0.36 0.31 0.33
Net realized and unrealized gains (losses) —(b) 0.17 (1.52) (0.03) 0.10
Total from Investment Activities 0.37 0.55 (1.16) 0.28 0.43
Distributions to Shareholders from:
Net investment income (0.35) (0.41) (0.37) (0.32) (0.33)
Total Distributions (0.35) (0.41) (0.37) (0.32) (0.33)
Net Asset Value, End of Period $5.44 $5.42 $5.28 $6.81 $6.85
Total Return (excludes contingent deferred sales charge)(c) 7.10% 10.87% (17.41)% 4.11% 6.84%
Ratios to Average Net Assets:
Net Expenses(d) 1.70% 1.70% 1.70% 1.70% 1.70%
Net Investment Income (Loss) 6.83% 7.16% 6.03% 4.51% 5.14%
Gross Expenses(d) 1.84% 1.81% 1.80% 1.78% 1.81%
Supplemental Data:
Net Assets at end of period (000's) $16,541 $22,618 $23,976 $32,889 $25,957
Portfolio Turnover(e) 88% 46% 47% 67% 124%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Amount is less than $0.005 per share.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Does not include acquired fund fees and expenses, if any.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory High Yield Fund
Class R
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Net Asset Value, Beginning of Period $5.42 $5.28 $6.81 $6.85 $6.75
Investment Activities:
Net investment income (loss)(a) 0.39 0.40 0.38 0.34 0.35
Net realized and unrealized gains (losses) 0.05 0.17 (1.52) (0.03) 0.10
Total from Investment Activities 0.44 0.57 (1.14) 0.31 0.45
Distributions to Shareholders from:
Net investment income (0.36) (0.43) (0.39) (0.35) (0.35)
Total Distributions (0.36) (0.43) (0.39) (0.35) (0.35)
Net Asset Value, End of Period $5.50 $5.42 $5.28 $6.81 $6.85
Total Return(b) 8.41% 11.29% (17.07)% 4.55% 7.24%
Ratios to Average Net Assets:
Net Expenses(c) 1.35% 1.31% 1.29% 1.28% 1.33%
Net Investment Income (Loss) 7.18% 7.53% 6.46% 4.93% 5.51%
Gross Expenses(c) 1.36% 1.31% 1.29% 1.28% 1.33%
Supplemental Data:
Net Assets at end of period (000's) $1,244 $16,109 $15,267 $19,243 $19,248
Portfolio Turnover(d) 88% 46% 47% 67% 124%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
42
See notes to financial statements.
Victory High Yield Fund
Class Y
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Net Asset Value, Beginning of Period $5.38 $5.24 $6.76 $6.80 $6.70
Investment Activities:
Net investment income (loss)(a) 0.42 0.43 0.41 0.38 0.39
Net realized and unrealized gains (losses) 0.01 0.17 (1.51) (0.04) 0.10
Total from Investment Activities 0.43 0.60 (1.10) 0.34 0.49
Distributions to Shareholders from:
Net investment income (0.40) (0.46) (0.42) (0.38) (0.39)
Total Distributions (0.40) (0.46) (0.42) (0.38) (0.39)
Net Asset Value, End of Period $5.41 $5.38 $5.24 $6.76 $6.80
Total Return(b) 8.37% 12.02% (16.58)% 5.15% 7.88%
Ratios to Average Net Assets:
Net Expenses(c) 0.76% 0.76% 0.76% 0.76% 0.76%
Net Investment Income (Loss) 7.84% 8.21% 7.00% 5.49% 6.11%
Gross Expenses(c) 0.87% 0.89% 0.86% 0.84% 0.90%
Supplemental Data:
Net Assets at end of period (000's) $105,698 $110,624 $177,376 $237,385 $168,677
Portfolio Turnover(d) 88% 46% 47% 67% 124%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Tax-Exempt Fund
Class A
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Net Asset Value, Beginning of Period $8.51 $8.27 $9.78 $9.94 $9.84
Investment Activities:
Net investment income (loss)(a) 0.29 0.28 0.27 0.27 0.29
Net realized and unrealized gains (losses) (0.06) 0.28 (1.41) 0.12 0.23
Total from Investment Activities 0.23 0.56 (1.14) 0.39 0.52
Distributions to Shareholders from:
Net investment income (0.32) (0.32) (0.31) (0.32) (0.32)
Net realized gains — — (0.06) (0.23) (0.10)
Total Distributions (0.32) (0.32) (0.37) (0.55) (0.42)
Net Asset Value, End of Period $8.42 $8.51 $8.27 $9.78 $9.94
Total Return (excludes sales charge)(b) 2.90% 6.89% (11.70)% 3.94% 5.39%
Ratios to Average Net Assets:
Net Expenses(c) 0.80%(d) 0.80%(e) 0.80% 0.80% 0.80%
Net Investment Income (Loss) 3.37% 3.44% 3.08% 2.74% 3.00%
Gross Expenses(c) 1.14%(d) 1.12%(e) 1.07% 1.03% 1.04%
Supplemental Data:
Net Assets at end of period (000's) $22,310 $25,328 $24,745 $35,312 $32,001
Portfolio Turnover(f) 18% 15% 13% 6% 44%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(e) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by 0.01%.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
44
See notes to financial statements.
Victory Tax-Exempt Fund
Class C
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Net Asset Value, Beginning of Period $8.50 $8.27 $9.78 $9.94 $9.84
Investment Activities:
Net investment income (loss)(a) 0.22 0.22 0.20 0.20 0.22
Net realized and unrealized gains (losses) (0.05) 0.27 (1.41) 0.11 0.22
Total from Investment Activities 0.17 0.49 (1.21) 0.31 0.44
Distributions to Shareholders from:
Net investment income (0.25) (0.26) (0.24) (0.24) (0.24)
Net realized gains — — (0.06) (0.23) (0.10)
Total Distributions (0.25) (0.26) (0.30) (0.47) (0.34)
Net Asset Value, End of Period $8.42 $8.50 $8.27 $9.78 $9.94
Total Return (excludes contingent deferred sales charge)(b) 2.09% 6.05% (12.40)% 3.13% 4.56%
Ratios to Average Net Assets:
Net Expenses(c) 1.60%(d) 1.60%(e) 1.60% 1.60% 1.60%
Net Investment Income (Loss) 2.58% 2.64% 2.23% 2.01% 2.28%
Gross Expenses(c) 4.76%(d) 3.23%(e) 2.58% 2.38% 1.91%
Supplemental Data:
Net Assets at end of period (000's) $323 $707 $927 $2,037 $6,497
Portfolio Turnover(f) 18% 15% 13% 6% 44%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(e) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by 0.01%.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Tax-Exempt Fund
Class Y
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Net Asset Value, Beginning of Period $8.50 $8.27 $9.78 $9.94 $9.84
Investment Activities:
Net investment income (loss)(a) 0.29 0.29 0.28 0.29 0.30
Net realized and unrealized gains (losses) (0.04) 0.27 (1.41) 0.11 0.23
Total from Investment Activities 0.25 0.56 (1.13) 0.40 0.53
Distributions to Shareholders from:
Net investment income (0.33) (0.33) (0.32) (0.33) (0.33)
Net realized gains — — (0.06) (0.23) (0.10)
Total Distributions (0.33) (0.33) (0.38) (0.56) (0.43)
Net Asset Value, End of Period $8.42 $8.50 $8.27 $9.78 $9.94
Total Return(b) 3.02% 7.01% (11.60)% 4.06% 5.51%
Ratios to Average Net Assets:
Net Expenses(c) 0.69%(d) 0.69%(e) 0.69% 0.69% 0.69%
Net Investment Income (Loss) 3.46% 3.55% 3.19% 2.85% 3.12%
Gross Expenses(c) 0.97%(d) 0.98%(e) 0.87% 0.89% 0.85%
Supplemental Data:
Net Assets at end of period (000's) $13,517 $10,348 $10,826 $13,969 $22,998
Portfolio Turnover(f) 18% 15% 13% 6% 44%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(e) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by 0.01%.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
46
See notes to financial statements.
Victory High Income Municipal Bond Fund
Class A
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Net Asset Value, Beginning of Period $9.33 $9.07 $11.09 $10.84 $10.75
Investment Activities:
Net investment income (loss)(a) 0.37 0.37 0.36 0.36 0.42
Net realized and unrealized gains (losses) 0.25 0.29 (1.95) 0.27 0.15
Total from Investment Activities 0.62 0.66 (1.59) 0.63 0.57
Distributions to Shareholders from:
Net investment income (0.40) (0.40) (0.40) (0.38) (0.39)
Net realized gains — — (0.03) — (0.09)
Total Distributions (0.40) (0.40) (0.43) (0.38) (0.48)
Net Asset Value, End of Period $9.55 $9.33 $9.07 $11.09 $10.84
Total Return (excludes sales charge)(b) 6.83% 7.41% (14.48)% 5.91% 5.52%
Ratios to Average Net Assets:
Net Expenses(c) 0.80%(d) 0.80%(e) 0.80% 0.80% 0.80%
Net Investment Income (Loss) 3.92% 4.08% 3.74% 3.22% 3.95%
Gross Expenses(c) 1.16%(d) 1.13%(e) 1.04% 1.04% 1.10%
Supplemental Data:
Net Assets at end of period (000's) $16,624 $18,357 $21,747 $34,352 $26,330
Portfolio Turnover(f) 8% 11% 23% 19% 74%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(e) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by 0.01%.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory High Income Municipal Bond Fund
Class C
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Net Asset Value, Beginning of Period $9.32 $9.07 $11.09 $10.84 $10.75
Investment Activities:
Net investment income (loss)(a) 0.30 0.30 0.29 0.28 0.33
Net realized and unrealized gains (losses) 0.25 0.28 (1.96) 0.27 0.16
Total from Investment Activities 0.55 0.58 (1.67) 0.55 0.49
Distributions to Shareholders from:
Net investment income (0.32) (0.33) (0.32) (0.30) (0.31)
Net realized gains — — (0.03) — (0.09)
Total Distributions (0.32) (0.33) (0.35) (0.30) (0.40)
Net Asset Value, End of Period $9.55 $9.32 $9.07 $11.09 $10.84
Total Return (excludes contingent deferred sales charge)(b) 6.02% 6.59% (15.14)% 5.12% 4.72%
Ratios to Average Net Assets:
Net Expenses(c) 1.57%(d) 1.57%(e) 1.57% 1.57% 1.57%
Net Investment Income (Loss) 3.17% 3.30% 2.94% 2.50% 3.11%
Gross Expenses(c) 6.12%(d) 3.14%(e) 2.56% 2.20% 1.90%
Supplemental Data:
Net Assets at end of period (000's) $238 $475 $1,259 $2,192 $9,378
Portfolio Turnover(f) 8% 11% 23% 19% 74%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(e) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by 0.01%.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
48
See notes to financial statements.
Victory High Income Municipal Bond Fund
Class Y
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Net Asset Value, Beginning of Period $9.33 $9.07 $11.09 $10.84 $10.75
Investment Activities:
Net investment income (loss)(a) 0.39 0.39 0.38 0.38 0.44
Net realized and unrealized gains (losses) 0.26 0.29 (1.95) 0.28 0.16
Total from Investment Activities 0.65 0.68 (1.57) 0.66 0.60
Distributions to Shareholders from:
Net investment income (0.42) (0.42) (0.42) (0.41) (0.42)
Net realized gains — — (0.03) — (0.09)
Total Distributions (0.42) (0.42) (0.45) (0.41) (0.51)
Net Asset Value, End of Period $9.56 $9.33 $9.07 $11.09 $10.84
Total Return(b) 7.07% 7.77% (14.29)% 6.16% 5.76%
Ratios to Average Net Assets:
Net Expenses(c) 0.57%(d) 0.57%(e) 0.57% 0.57% 0.57%
Net Investment Income (Loss) 4.14% 4.31% 3.94% 3.40% 4.14%
Gross Expenses(c) 1.01%(d) 0.89%(e) 0.87% 0.85% 0.93%
Supplemental Data:
Net Assets at end of period (000's) $15,021 $14,528 $12,548 $14,087 $9,682
Portfolio Turnover(f) 8% 11% 23% 19% 74%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(e) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by 0.01%.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory High Income Municipal Bond Fund
Member Class
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
November 3,
2020(a)
through
December 31,
2020
Net Asset Value, Beginning of Period $9.33 $9.07 $11.09 $10.84 $10.56
Investment Activities:
Net investment income (loss)(b) 0.39 0.38 0.38 0.34 0.12
Net realized and unrealized gains (losses) 0.25 0.29 (1.96) 0.31 0.31
Total from Investment Activities 0.64 0.67 (1.58) 0.65 0.43
Distributions to Shareholders from:
Net investment income (0.41) (0.41) (0.41) (0.40) (0.06)
Net realized gains — — (0.03) — (0.09)
Total Distributions (0.41) (0.41) (0.44) (0.40) (0.15)
Net Asset Value, End of Period $9.56 $9.33 $9.07 $11.09 $10.84
Total Return(c)(d) 7.10% 7.57% (14.35)% 6.07% 4.12%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.65%(g) 0.65%(h) 0.65% 0.65% 0.65%
Net Investment Income (Loss)(e) 4.05% 4.22% 3.93% 3.04% 6.78%
Gross Expenses(e)(f) 1.36%(g) 1.17%(h) 1.33% 2.61% 42.32%
Supplemental Data:
Net Assets at end of period (000's) $4,191 $3,140 $3,976 $2,853 $140
Portfolio Turnover(c)(i) 8% 11% 23% 19% 74%
(a) Commencement of operations.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(h) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by 0.01%.
(i) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
50
See notes to financial statements.
Victory Floating Rate Fund
Class A
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Net Asset Value, Beginning of Period $8.13 $8.19 $9.33 $9.34 $9.42
Investment Activities:
Net investment income (loss)(a) 0.73 0.76 0.48 0.36 0.49
Net realized and unrealized gains (losses) (0.10) (0.03) (1.13) —(b) (0.08)
Total from Investment Activities 0.63 0.73 (0.65) 0.36 0.41
Distributions to Shareholders from:
Net investment income (0.72) (0.79) (0.49) (0.37) (0.49)
Total Distributions (0.72) (0.79) (0.49) (0.37) (0.49)
Net Asset Value, End of Period $8.04 $8.13 $8.19 $9.33 $9.34
Total Return (excludes sales charge)(c) 8.08% 9.30% (7.01)% 3.89% 4.81%
Ratios to Average Net Assets:
Net Expenses(d) 1.00% 1.00% 1.01%(e) 1.00% 1.00%
Net Investment Income (Loss) 9.05% 9.25% 5.52% 3.88% 5.54%
Gross Expenses(d) 1.15% 1.12% 1.11% 1.12% 1.17%
Supplemental Data:
Net Assets at end of period (000's) $145,626 $187,617 $252,904 $349,706 $164,864
Portfolio Turnover(f) 52% 36% 35% 35% 54%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Amount is less than $0.005 per share.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Does not include acquired fund fees and expenses, if any.
(e) Includes impact of Interfund lending fees. With these Interfund lending fees, the net expense ratio would have been at the contractual expense cap. (See
Note 4 in the accompanying Notes to Financial Statements)
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Floating Rate Fund
Class C
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Net Asset Value, Beginning of Period $8.13 $8.20 $9.33 $9.34 $9.42
Investment Activities:
Net investment income (loss)(a) 0.67 0.69 0.41 0.29 0.43
Net realized and unrealized gains (losses) (0.10) (0.04) (1.12) (0.01) (0.09)
Total from Investment Activities 0.57 0.65 (0.71) 0.28 0.34
Distributions to Shareholders from:
Net investment income (0.65) (0.72) (0.42) (0.29) (0.42)
Total Distributions (0.65) (0.72) (0.42) (0.29) (0.42)
Net Asset Value, End of Period $8.05 $8.13 $8.20 $9.33 $9.34
Total Return (excludes contingent deferred sales charge)(b) 7.32% 8.30% (7.66)% 3.05% 3.96%
Ratios to Average Net Assets:
Net Expenses(c) 1.80% 1.80% 1.81%(d) 1.80% 1.80%
Net Investment Income (Loss) 8.25% 8.44% 4.73% 3.09% 4.81%
Gross Expenses(c) 1.95% 1.88% 1.87% 1.89% 1.94%
Supplemental Data:
Net Assets at end of period (000's) $27,700 $42,099 $58,606 $81,109 $94,885
Portfolio Turnover(e) 52% 36% 35% 35% 54%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Includes impact of Interfund lending fees. With these Interfund lending fees, the net expense ratio would have been at the contractual expense cap. (See
Note 4 in the accompanying Notes to Financial Statements)
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
52
See notes to financial statements.
Victory Floating Rate Fund
Class Y
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Net Asset Value, Beginning of Period $8.13 $8.20 $9.33 $9.35 $9.43
Investment Activities:
Net investment income (loss)(a) 0.75 0.77 0.49 0.38 0.51
Net realized and unrealized gains (losses) (0.09) (0.03) (1.11) (0.01) (0.08)
Total from Investment Activities 0.66 0.74 (0.62) 0.37 0.43
Distributions to Shareholders from:
Net investment income (0.74) (0.81) (0.51) (0.39) (0.51)
Total Distributions (0.74) (0.81) (0.51) (0.39) (0.51)
Net Asset Value, End of Period $8.05 $8.13 $8.20 $9.33 $9.35
Total Return(b) 8.45% 9.42% (6.69)% 4.01% 5.03%
Ratios to Average Net Assets:
Net Expenses(c) 0.78% 0.78% 0.79%(d) 0.78% 0.78%
Net Investment Income (Loss) 9.27% 9.45% 5.58% 4.08% 5.73%
Gross Expenses(c) 0.88% 0.86% 0.85% 0.86% 0.93%
Supplemental Data:
Net Assets at end of period (000's) $288,749 $518,827 $939,244 $1,768,900 $403,852
Portfolio Turnover(e) 52% 36% 35% 35% 54%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Includes impact of Interfund lending fees. With these Interfund lending fees, the net expense ratio would have been at the contractual expense cap. (See
Note 4 in the accompanying Notes to Financial Statements)
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Floating Rate Fund
Member Class
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
November 3,
2020(a)
through
December 31,
2020
Net Asset Value, Beginning of Period $8.13 $8.19 $9.33 $9.34 $9.02
Investment Activities:
Net investment income (loss)(b) 0.74 0.77 0.52 0.38 0.08
Net realized and unrealized gains (losses) (0.10) (0.03) (1.15) (0.01) 0.32
Total from Investment Activities 0.64 0.74 (0.63) 0.37 0.40
Distributions to Shareholders from:
Net investment income (0.73) (0.80) (0.51) (0.38) (0.08)
Total Distributions (0.73) (0.80) (0.51) (0.38) (0.08)
Net Asset Value, End of Period $8.04 $8.13 $8.19 $9.33 $9.34
Total Return(c)(d) 8.25% 9.47% (6.87)% 4.04% 4.41%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.85% 0.85% 0.86%(g) 0.85% 0.85%
Net Investment Income (Loss)(e) 9.20% 9.42% 5.94% 4.02% 5.46%
Gross Expenses(e)(f) 1.40% 1.27% 1.36% 3.64% 56.41%
Supplemental Data:
Net Assets at end of period (000's) $4,373 $4,045 $4,350 $2,122 $62
Portfolio Turnover(c)(h) 52% 36% 35% 35% 54%
(a) Commencement of operations.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Includes impact of Interfund lending fees. With these Interfund lending fees, the net expense ratio would have been at the contractual expense cap. (See
Note 4 in the accompanying Notes to Financial Statements)
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Notes to Financial Statements
December 31, 2024
Victory Portfolios
54
1. Organization:
Victory Portfolios (the “Trust”) is organized as a Delaware statutory trust and the Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 37 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001 per share.
The accompanying financial statements are those of the following five funds (collectively, the “Funds” and individually, a “Fund”). Each
Fund is classified as diversified under the 1940 Act.
* Effective March 28, 2024, the Fund's Class R shares were converted to Class A shares.
Each class of shares of a Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares. Victory Capital Management Inc. (“VCM” or the “Adviser”) is an indirect wholly owned subsidiary of Victory
Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.  The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Trust’s Board of Trustees (the “Board”), has established the Pricing and Liquidity
Committee (the “Committee”), and subject to Board oversight, the Committee administers and oversees the Funds’ valuation policies and procedures, which are approved by the Board.
Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds (“ETFs”) and American Depositary Receipts,
are valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing
Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies, other than ETFs, are valued at their net asset value (“NAV”). These valuations are typically categorized as Level 1 in the fair value hierarchy.
Debt securities are valued each business day by a pricing service approved by the valuation designee and subject to the oversight of the Board.
The pricing service uses the evaluated bid or market quotes to value securities. Debt obligations maturing within 60 days may be valued at amortized cost, provided that the amortized cost represents the fair value of such securities. These valuations are typically categorized as Level
2 in the fair value hierarchy.
Funds (Legal Name) Funds (Short Name) Investment Share Classes Offered
Victory Low Duration Bond Fund* Low Duration Bond Fund A, C, and Y
Victory High Yield Fund High Yield Fund A, C, R, and Y
Victory Tax-Exempt Fund Tax-Exempt Fund A, C, and Y
Victory High Income Municipal Bond Fund High Income Municipal Bond Fund A, C, Y, and Member Class
Victory Floating Rate Fund* Floating Rate Fund A, C, Y, and Member Class

Notes to Financial Statements — continued
December 31, 2024
Victory Portfolios
55
Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.
Swap agreements are valued at the mean between the current bid and ask prices. To the extent this model is utilized, these valuations are considered as Level 2 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Funds’ NAV to be more reliable than it otherwise would be.
A summary of the valuations as of December 31, 2024, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedules of Portfolio Investments:
As of December 31, 2024, there were no significant transfers into/out of Level 3.
Level 1 Level 2 Level 3 Total
Low Duration Bond Fund
Asset-Backed Securities ...................... $ — $ 26,511,316 $ — $ 26,511,316
Collateralized Loan Obligations ................ — 495,657 — 495,657
Collateralized Mortgage Obligations ............. — 22,324,053 — 22,324,053
Corporate Bonds ........................... — 25,601,742 — 25,601,742
Yankee Dollars ............................ — 11,400,448 — 11,400,448
Municipal Bonds ........................... — 447,199 — 447,199
U.S. Government Agency Mortgages ............. — 2,896,907 — 2,896,907
U.S. Treasury Obligations ..................... — 10,487,676 — 10,487,676
Commercial Paper .......................... — 1,899,496 — 1,899,496
Collateral for Securities Loaned ................ 854,744 — — 854,744
Total .................................... $ 854,744 $ 102,064,494 $ — $ 102,919,238
High Yield Fund
Common Stocks ............................ — 348,036 384,052 732,088
Senior Secured Loans ........................ — 10,770,575 — 10,770,575
Corporate Bonds ........................... — 88,741,311 — 88,741,311
Yankee Dollars ............................ — 23,757,079 — 23,757,079
Commercial Paper .......................... — 2,499,342 — 2,499,342
Exchange-Traded Funds ...................... 4,117,423 — — 4,117,423
Collateral for Securities Loaned ................ 8,237,743 — — 8,237,743
Total .................................... $ 12,355,166 $ 126,116,343 $ 384,052 $ 138,855,561
Tax-Exempt Fund
Municipal Bonds ........................... — 35,892,707 — 35,892,707
Total .................................... $ — $ 35,892,707 $ — $ 35,892,707
High Income Municipal Bond Fund
Municipal Bonds ........................... — 34,802,999 — 34,802,999
Exchange-Traded Funds ...................... 1,038,200 — — 1,038,200
Total .................................... $ 1,038,200 $ 34,802,999 $ — $ 35,841,199
Floating Rate Fund
Common Stocks ............................ — 3,909,521 2,591,680 6,501,201
Senior Secured Loans ........................ — 383,117,366 — 383,117,366
Corporate Bonds ........................... — 23,225,494 — 23,225,494
Yankee Dollars ............................ — 5,540,342 — 5,540,342
Commercial Paper .......................... — 4,998,744 — 4,998,744
Exchange-Traded Funds ...................... 16,774,000 — — 16,774,000
Total .................................... $ 16,774,000 $ 420,791,467 $ 2,591,680 $ 440,157,147

Notes to Financial Statements — continued
December 31, 2024
Victory Portfolios
56
Investment Companies:
Exchange-Traded Funds:
The Funds may invest in ETFs, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities often designed to track the performance and dividend yield of a particular domestic or foreign market index. Among other purposes, the Funds may purchase shares of an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although the lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.
Open-End Funds:
The Funds may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Securities Purchased on a Delayed-Delivery or When-Issued Basis:
The Funds may purchase securities on a delayed-delivery or when-issued basis. Delivery and payment for securities that have been purchased by the Funds on a delayed-delivery or when-issued basis, or for delayed draws on loans can generally take place within 35 days after the trade date. Securities that require more than 35 days to settle are considered a senior security and subject to Rule 18f-4. At the time the Funds makes the commitment to purchase a security on a delayed-delivery or when-issued basis, the Funds records the transaction and reflects the value of the security in determining NAV. No interest accrues to the Funds until the transaction settles and payment takes place. If the Funds own delayed-delivery or when-issued securities, these values are included in Payables for Investments purchased on the accompanying Statements of Assets and Liabilities.
Municipal Obligations:
The values of municipal obligations can fluctuate and may be affected by adverse tax, legislative, or political changes, and by financial developments affecting municipal issuers. Payments of municipal obligations may depend on a relatively limited source of revenue, resulting in greater credit risk. Future changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal obligations.
Mortgage- and Asset-Backed Securities:
The values of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Funds to a lower rate of return upon reinvestment of principal.
The values of mortgage- and asset-backed securities depend in part on the credit quality and adequacy of the underlying assets or collateral and may fluctuate in response to the market’s perception of these factors as well as current and future repayment rates. Some mortgage-backed securities are backed by the full faith and credit of the U.S. government (e.g., mortgage-backed securities issued by the Government National
Mortgage Association, commonly known as “Ginnie Mae”), while other mortgage-backed securities (e.g., mortgage-backed securities issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, commonly known as “Fannie Mae” and
“Freddie Mac,” respectively), are backed only by the credit of the government entity issuing them. In addition, some mortgage-backed securities are issued by private entities and, as such, are not guaranteed by the U.S. government or any agency or instrumentality of the U.S. government.
Loans:
Floating rate loans in which a Fund invests are primarily “senior” loans. Senior floating rate loans typically hold a senior position in the capital structures of the borrower, are typically secured by specific collateral, and have a claim on the assets and/or stock of the borrower that is senior to that held by subordinated debtholders and stockholders of the borrower. While these protections may reduce risk, these investments still present significant credit risk. A significant portion of a Fund’s floating rate investments may be issued in connection with highly leveraged transactions such as leveraged buyouts, leveraged recapitalization loans, and other types of acquisition financing. Obligations in these types of transactions are subject to greater credit risk (including default and bankruptcy) than many other investments and may be, or become, illiquid. See the note below regarding below investment grade securities.
The Funds may purchase second-lien loans (secured loans with a claim on collateral subordinate to a senior lender’s claim on such collateral), fixed rate loans, unsecured loans, and other debt obligations.
Transactions in loans often settle on a delayed basis, and a Fund may not receive the proceeds from the sale of a loan or pay for a loan purchase for a substantial period of time after entering into the transactions.
Below-Investment-Grade Securities:
Certain Funds may invest in below-investment-grade securities (i.e., lower-quality, “junk” debt), which are subject to various risks. Lower-
quality debt is considered to be speculative because it is less certain that the issuer will be able to pay interest or repay the principal than in the case of investment-grade debt. These securities can involve a substantially greater risk of default than higher-rated securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about their issuers,

Notes to Financial Statements — continued
December 31, 2024
Victory Portfolios
57
the market and the economy in general, than higher-quality debt securities. The market for these securities can be less liquid, especially during periods of recession or general market decline.
Derivative Instruments:
Futures Contracts:
The Funds may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. The Funds may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Funds the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and a good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Funds based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. The Funds may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Funds had not entered into any futures transactions. In addition, the value of the Funds’
futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting the Funds’ ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions. The collateral held by the Funds is reflected on the
Statements of Assets and Liabilities under Deposit with broker for futures contracts.
The Funds did not hold futures contracts as of December 31, 2024.
Management has determined that no offsetting requirements exist as a result of their conclusion that the Funds are not subject to master netting agreements for futures contracts. During the year ended December 31, 2024, the Funds entered into futures contracts primarily for the strategy of hedging or other purposes, including but not limited to, providing liquidity and equitizing cash.
Credit Derivatives:
The Funds may enter into credit derivatives, including centrally cleared credit default swaps on individual obligations or credit indices. The
Funds may use these investments (i) as alternatives to direct long or short investment in a particular security or securities, (ii) to adjust the
Funds’ asset allocations or risk exposures, or (iii) for hedging purposes. The use by the Funds of centrally cleared credit default swaps may have the effect of creating a short position in a security. Credit derivatives can create investment leverage and may create additional investment risks that may subject the Funds to greater volatility than investments in more traditional securities, as described in the Funds’ Statements of
Additional Information.
Centrally cleared credit default swap (“CDS”) agreements on credit indices involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of a specific sector of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the CDS.
The counterparty risk for cleared swap agreements is generally lower than uncleared over-the-counter swap agreements because generally a clearing organization becomes substituted for each counterparty to a centrally cleared swap agreement and, in effect, guarantees each party’s performance under the contract as each party to a trade looks only to the clearing organization for performance of financial obligations.
However, there can be no assurance that the clearing organization, or its members, will satisfy its obligations to the Funds.
The Funds may enter into CDS agreements either as a buyer or seller. The Funds may buy protection under a CDS to attempt to mitigate the risk of default or credit quality deterioration in one or more individual holdings or in a segment of the fixed income securities market. The Funds may sell protection under a CDS in an attempt to gain exposure to an underlying issuer’s credit quality characteristics without investing directly in that issuer.
For swaps entered with an individual counterparty, the Funds bear the risk of loss of the uncollateralized amount expected to be received under a CDS agreement in the event of the default or bankruptcy of the counterparty. CDS agreements are generally valued at a price at which the counterparty to such agreement would terminate the agreement. The Funds may also enter into centrally cleared swaps.
Upon entering into a cleared CDS, the Funds may be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 3% to 6% of the notional amount for CDS on high yield debt issuers (this amount is subject to change by the clearing organization that clears the trade). This amount, known as “initial margin,” is in the nature of a performance bond or good faith deposit on the
CDS and is returned to a Fund upon termination of the CDS, assuming all contractual obligations have been satisfied. Subsequent payments, known as “variation margin,” to and from the broker will be made daily as the price of the CDS fluctuates, making the long and short positions in the CDS contract more or less valuable, a process known as “marking-to-market.” The premium (discount) payments are built into the daily

Notes to Financial Statements — continued
December 31, 2024
Victory Portfolios
58
price of the CDS and thus are amortized through the variation margin. The variation margin payment also includes the daily portion of the periodic payment stream.
The maximum potential amount of future payments (undiscounted) that the Funds as a seller of protection could be required to make under a
CDS agreement equals the notional amount of the agreement. Notional amounts of each individual CDS agreement outstanding as of year end for which the Funds are the sellers of protection are disclosed on the Schedules of Portfolio Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, periodic interest payments, or net amounts received from the settlement of buy protection CDS agreements entered into by the Funds for the same referenced entity or entities. The collateral held by the Funds is reflected on the Statements of Assets and Liabilities under Deposit with broker for swap agreements.
The Funds did not hold swap contracts as of December 31, 2024.
Management has determined that no offsetting requirements exist as a result of their conclusion that the Funds are not subject to master netting agreements for swaps contracts. The Low Duration Bond Fund entered into centrally cleared CDS agreements primarily for the strategy of asset allocation and risk exposure management during the period.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily  using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis.
Paydown gains or losses on applicable securities, if any, are recorded as components of Interest income on the Statements of Operations.
The Funds may receive other income from investments in loan assignments and/or unfunded commitments, including amendment fees, consent fees, and commitment fees. These fees are recorded as income when received. These amounts, if received, are included in Interest income on the Statements of Operations.
Securities Lending:
The Funds, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend their securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank.  Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-
cash collateral can include U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”)
guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted
on the Funds’ Schedules of Portfolio Investments. The Funds effectively do not have control of the non-cash collateral and therefore it is not disclosed on the Funds’ Schedules of Portfolio Investments. Collateral requirements are determined daily based on the value of the Funds’
securities on loan as of the end of the prior business day.  During the time portfolio securities are on loan, the borrower will pay the Funds any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Funds also earn a return from the collateral. The Funds pay Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statements of Operations.
Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days.  Although risk is mitigated by the collateral, a Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Funds’ agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Funds may not be sold or repledged, except to satisfy borrower default.
The following table is a summary of the Funds’ securities lending transactions as of December 31, 2024:
Federal Income Taxes:
Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Funds have a tax year end of December 31.
Value of
Securities on Loan
Non-Cash
Collateral Cash Collateral
Low Duration Bond Fund ........................................... $ 830,148 $ — $ 854,744
High Yield Fund ................................................. 7,860,768 — 8,237,743

Notes to Financial Statements — continued
December 31, 2024
Victory Portfolios
59
For the year ended December 31, 2024, the Funds did not incur any income tax, interest, or penalties, and have recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to a Fund are charged to that Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statements of Operations, as applicable, as Fees paid indirectly.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the year ended December 31, 2024, were as follows:
4. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Funds by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
VCM had entered into a Sub-Advisory Agreement with Park Avenue Institutional Advisers LLC (“Park Avenue”). Park Avenue was responsible for providing day-to-day investment advisory services to the High Yield Fund and the Floating Rate Fund, subject to the oversight of the Board.
Effective October 3, 2024, VCM has terminated the Sub-Advisory Agreement with Park Avenue.
Effective October 4, 2024, VCM continues to serve as the High Yield Fund's adviser and members of VCM's Victory Income Investors franchise serve as the High Yield Fund's portfolio managers.
VCM has entered into an Interim Sub-Advisory Agreement with Amundi Asset Management US, Inc. (“Amundi US”), for the Floating Rate
Fund effective for 150 days from October 4, 2024. Amundi US is responsible for providing day-to-day investment advisory services to the
Floating Rate Fund, subject to the oversight of the Board. VCM pays a fee of 0.25%, of the average daily net assets of the Floating Rate Fund, computed and accrued daily and paid in arrears within the first five business days of every month in accordance with the terms of the Interim
Sub-Advisory Agreement and applicable law. Effective February 28, 2025, the Interim Sub-Advisory Agreement will terminate and the Victory
Income Investors franchise of VCM will manage the Floating Rate Fund. No changes to the Floating Rate Fund’s investment objective or principal investment strategies are expected.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annualized rate based on a percentage of the average daily net assets of each Fund. The rates at which the Adviser is paid by each Fund are included in the table below.
Excluding U.S. Government Securities U.S. Government Securities
Purchases Sales Purchases Sales
Low Duration Bond Fund ............................. $ 30,311,463 $ 66,038,339 $ 13,743,930 $ 14,040,804
High Yield Fund ................................... 142,678,999 187,681,914 — —
Tax-Exempt Fund ................................... 6,953,719 6,026,545 — —
High Income Municipal Bond Fund ...................... 2,836,260 4,187,671 — —
Floating Rate Fund .................................. 328,377,838 617,611,408 — —
Flat Rate
Low Duration Bond Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.45%
High Yield Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.60%
Tax-Exempt Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.50%
High Income Municipal Bond Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.50%
Floating Rate Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.65%

Notes to Financial Statements — continued
December 31, 2024
Victory Portfolios
60
Amounts incurred and paid to VCM for the year ended December 31, 2024, are reflected on the Statements of Operations as Investment advisory fees.
Administration and Servicing Fees:
VCM also serves as the Funds’ administrator and fund accountant. Under the Administration and Fund Accounting Agreement, VCM is paid an administration fee based on a percentage of the average daily net assets of the Trust, Victory Variable Insurance Funds and Victory Portfolios II.
The tiered rates at which VCM is paid by the Funds are shown in the table below:
Amounts incurred for the year ended December 31, 2024, are reflected on the Statements of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Funds pursuant to the Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Funds reimburse VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Funds. Amounts incurred for the year ended December 31, 2024, are reflected on the Statements of Operations as
Sub-Administration fees.
The Funds (as part of the Trust) have entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, and Victory Portfolios II, in aggregate, compensate the Adviser for these services. Amounts incurred for the year ended December 31, 2024, are reflected on the Statements of Operations as Compliance fees.
Transfer Agency Fees:
FIS Investor Services, LLC (“FIS”) serves as the Funds’ transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.  Amounts incurred for the year ended December 31, 2024, are reflected on the Statements of Operations as Transfer agent fees.
Victory Capital Transfer Agency, Inc., an affiliate of the Adviser, serves as sub-transfer agent for the Member Class. Amounts incurred for the year ended December 31, 2024, if any, are reflected on the Statements of Operations as Transfer agent fees.
Sub-Transfer Agency Fees:
The Funds have entered into Sub-Transfer Agency Agreements with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Funds and have agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. These services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Funds’ transfer agent. Amounts incurred for the year ended December
31, 2024, are reflected on the Statements of Operations as Sub-Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Funds pursuant to a Distribution Agreement between the Distributor and the Trust.
Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee up to the annual rate shown in the table below:
* Rate was in effect until March 28, 2024 at which time the Fund's Class R shares were converted into Class A shares.
The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activities primarily intended to result in the sale of Class A, Class C, and Class R. Amounts incurred for the year ended December 31, 2024, are reflected on the Statements of Operations as 12b-1 fees.
Net Assets
Up to $15 billion $15 billion — $30 billion Over $30 billion
0.08%, plus 0.05%, plus 0.04%
Class A Class C Class R
Low Duration Bond Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% 1.00% 0.50%*
High Yield Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% 1.00% 0.50%
Tax-Exempt Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% 1.00% N/A
High Income Municipal Bond Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% 1.00% N/A
Floating Rate Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% 1.00% 0.50%*

Notes to Financial Statements — continued
December 31, 2024
Victory Portfolios
61
In addition, the Distributor is entitled to receive commissions in connection with sales of the Class A. For the year ended December 31, 2024, the Distributor received the following from commissions earned in connection with sales of Class A:
Other Fees:
Citibank serves as the Funds’ custodian. The Funds pay Citibank a fee for providing these services. Amounts incurred for the year ended
December 31, 2024, are reflected on the Statements of Operations as Custodian fees.
Sidley Austin LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Trust. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the Funds in any fiscal year exceed the expense limits for the Funds. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Funds’ business are excluded from the expense limits. As of December 31, 2024, the expense limits
(excluding voluntary waivers) were as follows:
Under the terms of the expense limitation agreement, the Funds have agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Funds have not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at December 31, 2024.
For the year ended December 31, 2024, the following recoupment amounts were paid to the Adviser:
As of December 31, 2024, the following amounts are available to be repaid to the Adviser:
The Adviser may voluntarily waive or reimburse additional fees to assist the Funds in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Funds are not available to be recouped at a future time. For the year ended December 31, 2024, the Adviser voluntarily waived the following amounts:
Certain officers and/or interested trustees of the Funds are also officers and/or employees of the Adviser, administrator, fund accountant, legal counsel, and Distributor.
Amount
Low Duration Bond Fund ............................................................................... $ 223
High Yield Fund ..................................................................................... 1,032
Tax-Exempt Fund ..................................................................................... 146
High Income Municipal Bond Fund ........................................................................ 29
Floating Rate Fund .................................................................................... 2,224
In effect until April 30, 2025
Class A Class C Class R Class Y
Member
Class
Low Duration Bond Fund . . . . . . . . . . . . . . . . . . . . . . . . 0.85% 1.62% N/A 0.62% N/A
High Yield Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.00% 1.70% 1.35% 0.76% N/A
Tax-Exempt Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.80% 1.60% N/A 0.69% N/A
High Income Municipal Bond Fund . . . . . . . . . . . . . . . . . . 0.80% 1.57% N/A 0.57% 0.65%
Floating Rate Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.00% 1.80% N/A 0.78% 0.85%
Amount
High Income Municipal Bond Fund ........................................................................ $ 6,808
Expires
2025
Expires
2026
Expires
2027 Total
Low Duration Bond Fund ............................................... $ 77,565 $ 87,182 $ 102,018 $ 266,765
High Yield Fund ..................................................... 261,892 236,916 190,793 689,601
Tax-Exempt Fund ..................................................... 125,945 125,354 126,545 377,844
High Income Municipal Bond Fund ........................................ 139,966 139,280 166,862 446,108
Floating Rate Fund .................................................... 1,373,790 908,771 761,896 3,044,457
Amount
Low Duration Bond Fund ............................................................................... $ 35,513

Notes to Financial Statements — continued
December 31, 2024
Victory Portfolios
62
5. Risks:
The Funds may be subject to other risks in addition to these identified risks.
Debt Securities Risk — The value of a debt security or other income-producing security changes in response to various factors, including, for example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations. Other factors that may affect the value of debt securities, include, among others, public health crises and responses by governments and companies to such crises. These and other events may affect the creditworthiness of the issuer of a debt security and may impair an issuer’s ability to timely meet its debt obligations as they come due.
High-Yield/Junk Bond Risk — Lower-quality debt securities can involve a substantially greater risk of default than higher quality debt securities, and their values can decline significantly over short and longer periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general.
Floating Rate Loan Risk — Investments in floating rate loans are generally subject to the same risks as investments in other types of debt securities, including, in many cases, investments in high-yield/junk bonds. There may be limited public information available regarding the loan. They may be difficult to value and may be illiquid. The receipt of principal and interest on some loans may be subject to the credit risk of a financial institution that issues or administers the loan. In certain circumstances, the Funds may not have the same protections available to investors under the federal securities laws. In times of unusual or adverse market, economic or political conditions, floating rate loans may experience higher than normal default rates. In the event of a recession or serious credit event, among other eventualities, the value of the Funds’
investments in floating rate loans are more likely to decline. Transactions in loans often settle on a delayed basis, and the Funds may not receive the proceeds from the sale of a loan for a substantial period of time after the sale. The secondary market for floating rate loans is limited and, thus, the Funds’ ability to sell or realize the full value of its investment in these loans to reinvest sale proceeds or to meet redemption obligations may be impaired.
Municipal Obligations Risk — The values of municipal obligations that depend on a specific revenue source to fund their payment obligations may fluctuate as a result of changes in the cash flows generated by the revenue source or changes in the priority of the municipal obligation to receive the cash flows generated by the revenue source. Changes in the financial health of a municipality or other issuer, or an insurer of municipalities, may make it difficult to pay interest and principal when due and may affect the overall municipal securities market. Municipal obligations concentrated in a particular geographic region may make the Funds’ investments more susceptible to economic, political, regulatory, or other factors affecting issuers in those geographic areas and may increase the volatility of the Funds’ net asset value. In addition, changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal obligations. Loss of tax-exempt status may cause interest received and distributed to shareholders by the Funds to be taxable and may result in a significant decline in the values of such municipal obligations.
Credit Risk — The Funds will be subject to credit risk with respect to the amount each expects to receive from counterparties for financial instruments entered into by the Funds. The Funds may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Funds may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceeding and the Funds may obtain only limited recovery or may obtain no recovery in such circumstances. The Funds typically enter into transactions with counterparties whose credit ratings are investment grade, as determined by a nationally recognized statistical rating organization or, if unrated, judged by the Adviser to be of comparable quality.
Derivatives Risk — The use of derivative instruments, such as futures contracts and credit default swaps, exposes the Funds to additional risks and transaction costs. Risks of derivative instruments include: (1) the risk that interest rates, securities prices, asset values, and currency markets will not move in the direction that a portfolio manager anticipates; (2) imperfect correlation between the price of derivative instruments and movements in the prices of the securities, assets, interest rates or currencies being hedged; (3) the fact that skills needed to use these strategies are different than those needed to select portfolio securities; (4) the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired;
(5) the risk that adverse price movements in an instrument can result in a loss substantially greater than the Funds’ initial investment in that instrument (in some cases, the potential loss is unlimited); (6) particularly in the case of privately-negotiated instruments, the risk that the counterparty will not perform its obligations, which could leave the Funds worse off than if it had not entered into the position; and (7) the inability to close out certain hedged positions to avoid adverse tax consequences.
General Market Risk — Overall market risks may affect the value of the Funds. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels, and other fiscal and monetary policy changes; cybersecurity incidents, pandemics, and other public health crises; sanctions against a particular foreign country, its nationals, businesses, or industries; and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
Mortgage- and Asset-Backed Securities Risk — During periods of falling interest rates, mortgage and asset-backed securities may be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate. During periods of rising interest rates, the average life of mortgage- and asset-backed securities may extend, which may lock in a below-market interest rate, increase the security’s duration, and reduce the value of the security. Enforcing rights against the underlying assets or collateral may be difficult, or the underlying assets or collateral may be insufficient if the issuer defaults.

Notes to Financial Statements — continued
December 31, 2024
Victory Portfolios
63
6. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios II, and Victory Portfolios III (collectively, the "Victory
Funds Complex"), in aggregate, may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory
Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the year ended December 31, 2024, Citibank received an annual commitment fee of 0.15% on $300 million for providing the
Line of Credit. Each Fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed.
Interest is based on the one-month Secured Overnight Financing Rate plus 1.10 percent. Effective June 25, 2024, the agreement was renewed with a termination date of June 23, 2025, and the annual commitment fee of 0.15% remained unchanged. Interest charged to each Fund during the period, if applicable, is reflected on the Statements of Operations under Line of credit fees.
The average borrowing for the days outstanding and average interest rate for each Fund during the year ended December 31, 2024, were as follows:
* Based on the number of days borrowings were outstanding for the year ended December 31, 2024.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows each Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions.
The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to each Fund, if any, during the period, is reflected on the Statements of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by each Fund, if any, during the period, is reflected on the
Statements of Operations under Interfund lending.
The average borrowing or lending for the days outstanding and average interest rate for the Funds that utilized this Facility during the year ended December 31, 2024, were as follows:
* Based on the number of days borrowings were outstanding for the year ended December 31, 2024.
7. Federal Income Tax Information:
Dividends from net investment income, if any, are declared and paid as noted in the table below. Distributable net realized gains, if any, are declared and distributed at least annually from each Fund.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and
Amount
Outstanding at
December 31, 2024
Average
Borrowing*
Average
Interest Rate*
Maximum
Borrowing
During the
Period
Floating Rate Fund ........................................ $ — $ 22,465,116 5.81% $ 25,000,000
Borrower or
Lender
Amount
Outstanding at
December 31, 2024
Average
Borrowing*
Average
Interest Rate*
Maximum
Borrowing
During the
Period
High Yield Fund ................................ Borrower $ — $ 850,500 5.15% $ 922,000
High Income Municipal Bond Fund ................... Borrower — 776,000 5.88% 776,000
Floating Rate Fund ............................... Borrower — 20,934,250 5.39% 27,000,000
Declared Paid
Low Duration Bond Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Daily Monthly
High Yield Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Daily Monthly
Tax-Exempt Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Daily Monthly
High Income Municipal Bond Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Daily Monthly
Floating Rate Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Daily Monthly

Notes to Financial Statements — continued
December 31, 2024
Victory Portfolios
64
distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Funds may be reclassified as an offset to capital on the accompanying Statements of Assets and Liabilities.
As of December 31, 2024, on the Statements of Assets and Liabilities, as a result of permanent book-to-tax differences, reclassification adjustments were as follows:
The tax character of distributions paid during the tax years ended, as noted below, were as follows (total distributions paid may differ from the
Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid):
As of December 31, 2024, the components of accumulated earnings (loss) on a tax basis were as follows:
* The difference between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales and callable bonds amortization.
As of December 31, 2024, the Funds had net capital loss carryforwards as shown in the table below.  It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used.
During the tax year ended December 31, 2024, the following Funds utilized capital loss carryforwards:
Total
Accumulated
Earnings
(Loss) Capital
Low Duration Bond Fund ..................................................................... $ (775) $ 775
Floating Rate Fund .......................................................................... 99,256 (99,256)
Year Ended December 31, 2024
Distributions
Paid From:
Ordinary
Income
Total Taxable
Distributions
Tax-Exempt
Income
Total
Distributions
Paid
Low Duration Bond Fund ........................................... $ 4,817,309 $ 4,817,309 $ — $ 4,817,309
High Yield Fund ................................................. 12,883,347 12,883,347 — 12,883,347
Tax-Exempt Fund ................................................. 1,070 1,070 1,369,067 1,370,137
High Income Municipal Bond Fund .................................... 1,088 1,088 1,541,984 1,543,072
Floating Rate Fund ................................................ 59,897,958 59,897,958 — 59,897,958
Year Ended December 31, 2023
Distributions
Paid From:
Ordinary
Income
Total Taxable
Distributions
Tax-Exempt
Income
Total
Distributions
Paid
Low Duration Bond Fund ........................................... $ 4,919,454 $ 4,919,454 $ — $ 4,919,454
High Yield Fund ................................................. 18,371,770 18,371,770 — 18,371,770
Tax-Exempt Fund ................................................. 644 644 1,470,488 1,471,132
High Income Municipal Bond Fund .................................... 1,139 1,139 1,711,246 1,712,385
Floating Rate Fund ................................................ 103,096,316 103,096,316 — 103,096,316
Undistributed
Tax-Exempt
Income
Distributions
Payable
Accumulated
Earnings (Loss)
Accumulated
Capital And
Other Losses
Unrealized
Appreciation
(Depreciation)*
Total
Accumulated
Earnings (Loss)
Low Duration Bond Fund ............. $ — $ (48,941) $ (48,941) $ (33,944,357) $ 634,078 $ (33,359,220)
High Yield Fund ................... — (32,991) (32,991) (65,494,248) (4,891,902) (70,419,141)
Tax-Exempt Fund ................... 13,219 — 13,219 (904,406) (2,653,405) (3,544,592)
High Income Municipal Bond Fund ...... 135,122 — 135,122 (880,536) (4,037,940) (4,783,354)
Floating Rate Fund .................. — (213,380) (213,380) (450,330,837) (38,599,266) (489,143,483)
Short-Term
Amount
Long-Term
Amount Total
Low Duration Bond Fund ................................................ $ (13,255,389) $ (20,688,968) $ (33,944,357)
High Yield Fund ...................................................... (7,402,039) (58,092,209) (65,494,248)
Tax-Exempt Fund ...................................................... (57,113) (847,293) (904,406)
High Income Municipal Bond Fund ......................................... (84,823) (795,713) (880,536)
Floating Rate Fund ..................................................... (79,748,273) (370,582,564) (450,330,837)
Amount
High Income Municipal Bond Fund ........................................................................ $ (46,554)

Notes to Financial Statements — continued
December 31, 2024
Victory Portfolios
65
As of December 31, 2024, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation (depreciation) for investments were as follows:
8. New Accounting Pronouncement:
In this reporting period, the Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to
Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations.
The management committee of the Adviser acts as each Fund’s Chief Operating Decision Maker (“CODM”). Each Fund represents a single operating segment, as the CODM monitors the operating results of each Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Funds’ portfolio composition, total returns, expense ratios, and changes in net assets, which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within each Fund’s financial statements. Segment assets are reflected on the accompanying Statements of Assets and
Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statements of Operations.
9. Subsequent Event:
Effective February 28, 2025, the Interim Sub-Advisory Agreement with Amundi US will terminate and the Victory Income Investors franchise of VCM will manage the Floating Rate Fund. No changes to the Floating Rate Fund’s investment objective or principal investment strategies are expected.
Cost of Investments
for Federal Tax
Purposes
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Low Duration Bond Fund ........................... $ 102,285,160 $ 1,283,570 $ (649,492) $ 634,078
High Yield Fund ................................. 143,747,463 2,238,994 (7,130,896) (4,891,902)
Tax-Exempt Fund ................................. 38,546,112 197,460 (2,850,865) (2,653,405)
High Income Municipal Bond Fund .................... 39,879,139 323,622 (4,361,562) (4,037,940)
Floating Rate Fund ................................ 478,756,413 5,345,317 (43,944,583) (38,599,266)

Report of Independent Registered Public Accounting Firm
To the Shareholders and Board of Trustees of Victory Portfolios
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of Victory Low
Duration Bond Fund, Victory High Yield Fund, Victory Tax-Exempt Fund, Victory High Income Municipal Bond Fund, and Victory Floating
Rate Fund (the “Funds”), each a series of Victory Portfolios, as of December 31, 2024, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2024, the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United
States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian, brokers and issuers; when replies were not received from brokers or issuers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more investment companies advised by Victory Capital Management Inc. since 2015.
COHEN & COMPANY, LTD.
Cleveland, Ohio
February 21, 2025

Supplemental Information
December 31, 2024
Victory Portfolios
67
(Unaudited)
Additional Federal Income Tax Information
For the fiscal year ended December 31, 2024, the Funds hereby designate the maximum amount allowable of their net taxable income as qualified dividends taxed at individual net capital gain rates. Shareholders will be notified via IRS Form 1099 of the amounts for use in preparing their income tax return.
For the year ended December 31, 2024, the following Funds designated tax-exempt distributions in the amount of:
Amount
Tax-Exempt Fund ................................................................................... $ 1,369,067
High Income Municipal Bond Fund ...................................................................... 1,541,984

Victory Portfolios

(Unaudited)
Supplemental Information — continued
December 31, 2024
Considerations of the Board in Approving the Interim Investment Sub-Advisory Agreement (the “Interim Agreement”)
The Board approved the Agreement on behalf of each Fund at a meeting, which was called for that purpose, on December 5, 2024. The Board also considered information relating to each Fund and the Agreement provided throughout the year and, more specifically, at the meetings on
October 21, 2024 and December 5, 2024. In considering whether to approve the Agreement, the Board requested from the Adviser certain information concerning each Fund to assist it in evaluating the terms of the Agreement. In response to the request from the Independent
Trustees, the Adviser provided information and reports relevant to the continuation of the Agreement.
The Board, including the Independent Trustees, evaluated this information along with other information obtained throughout the year and was advised by legal counsel to the Funds and independent legal counsel to the Independent Trustees.
The Board considered the Fund’s advisory fee, expense ratio and investment performance as significant factors in determining whether the
Agreement should be continued. In considering whether the compensation paid to the Adviser was fair and reasonable, the Board also evaluated, among other things, the following factors:
The requirements of the Funds for the services provided by the Adviser;
The nature, quality and extent of the services provided and expected to be provided;
The performance of the Funds as compared to comparable funds;
The fees payable for the services and whether the fee arrangements provided for economies of scale that would benefit Fund shareholders as the Funds grow (acknowledging that economies of scale can be complex to assess and typically are not directly measurable) and whether breakpoints would be appropriate;
Whether the fee would be sufficient to enable the Adviser to attract and retain experienced personnel and continue to provide quality services to the Funds;
The fees paid by other clients of the Adviser whose accounts are managed in a similar investment style and any differences in the services provided to the other clients compared to those provided to the Funds;
The total expenses of each Fund;
Management’s commitment to operating the Funds at competitive expense levels;
The profitability of the Adviser (as reflected by comparing fees earned against an estimate of the Adviser’s costs) with respect to the Adviser’s relationship with the Funds;
Research and other service benefits received by the Adviser obtained through payment of client commissions for securities transactions;
Other benefits received by the Adviser, and its affiliates, including revenues paid to the Adviser, or its affiliates, by the Funds for administration and fund accounting services, shareholder services and distribution;
The capabilities and financial condition of the Adviser;
Current economic and industry trends; and
The historical relationship between each Fund and the Adviser.
The Board reviewed each Fund’s gross management fee, comprised of the advisory fee plus the administrative services fee paid to the Adviser, in the context of the Adviser’s business and services with respect to each Fund individually and with respect to all the funds as a whole. The
Board retained an independent, third-party consultant to provide comparative information about fees, expenses and performance, and to design and maintain a database of relevant information designed to assist the Board in retrieving and analyzing comparative information. The Board met with the consultant to review its inputs and methodologies, among other things. The Board compared each Fund’s gross management fee and total operating expense ratio on a net and gross basis with the median gross management fee and median expense ratio of a universe of comparable mutual funds compiled by the consultant, and a peer group of funds selected by that consultant from the universe of comparable funds. The Board reviewed the factors and methodology used by the consultant in the selection of each Fund’s peer group, including the consultant’s selection of a broad universe of funds, the more specific universe of comparable funds, and peer groups of funds with comparable investment strategies and asset levels, among other factors. The Board also reviewed any changes to the consultant’s methodology as compared to the prior year, including those resulting from the Adviser’s input, if any. With respect to certain Funds, the Board also reviewed fees and other information related to the Adviser’s management of similarly managed institutional or private accounts, and the differences in the services provided to the other accounts. The Board noted that none of the advisory fee arrangements for these Funds included breakpoints, which would be a structure that results in reduced fees as a fund grows. The Board also considered the Adviser’s commitment to limit expenses as discussed in more detail below.
As in prior years, in evaluating the Adviser’s performance, the Board also considered how the Adviser addressed challenges related to changing market conditions and legal and regulatory developments affecting the Funds.
To help it evaluate the fees and expenses of each Fund with a total net expense ratio that ranked within the fourth quartile (most expensive) in relation to funds in a peer group selected by an independent third-party consultant, the Board requested, and the Adviser provided, supplemental information about fee levels and the nature of the services provided on a Fund-by-Fund basis as described in greater detail below. When a Fund’s management fee or total expenses were higher than those of other funds in the peer group, the Board considered factors that contributed to the
Fund’s management fee or the Fund’s total expenses, including, among other things, whether the Fund requires specific or specialized portfolio

Supplemental Information — continued
December 31, 2024
Victory Portfolios
69
(Unaudited)
management, administration or oversight needs; the size of the Fund’s assets in relation to its peers; whether the Fund has experienced sustained redemptions leading to decreased assets; and the factors that resulted in, for example, rapid or recent changes in expenses. The Board also considered the extent to which the Adviser waives management fees and/or reimburses any Fund for other Fund-level expenses, including the extent to which any such waivers or reimbursements were applied at different rates for different share classes. The Board asked for and received information to help it evaluate the process that the Adviser uses to monitor whether any such waiver or reimbursement resulted in any potential
“cross-subsidization” of one share class by another share class.
The Board also reviewed the compliance and administrative services provided to the Funds by the Adviser and its affiliates, including the Adviser’s oversight of the Funds’ day-to-day operations and oversight of Fund accounting, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Funds and the Trust.
The Board reviewed each Fund’s performance over one-, three-, five- and ten-year periods (as applicable) against the performance of the Fund’s selected peer group and benchmark index. The Board recognized that the performance of the Fund and the peer group funds are net of expenses, while the performance of the benchmark index reflects gross returns. When a Fund underperformed the funds in its selected peer group and/
or benchmark index for any of the periods reported, the Board considered the magnitude and duration of that underperformance relative to the selected peer group and/or benchmark index (e.g., the amount by which a Fund underperformed, including, for example, whether the Fund slightly underperformed or significantly underperformed its benchmark both in absolute and relative terms). For those Funds identified as having underperformed the selected peer group and/or benchmark index for multiple periods of time, the Board further inquired into the circumstances of its underperformance, including with respect to significant differences in investment strategy or securities exposure of the Fund as compared to its benchmark index and selected peer group. In these cases, the Board discussed with the Adviser each such Fund’s performance, potential reasons for the relative performance, and, if necessary, steps that the Adviser had taken, or intends to take, to improve performance, including, as appropriate, matters relating to staffing levels, and portfolio trading strategies, among other things.
When a Fund’s gross management fee, net management fee (gross management fees less any fees waived or expenses reimbursed by the
Adviser) or total net expenses ranked in the fourth quartile (most expensive), the Board considered the magnitude of differences relative to the selected peer group (e.g., the amount by which a Fund’s expenses differed, including, for example, whether the Fund’s fees and expenses were slightly or significantly higher as compared to funds in its selected peer group). The Board also considered the types of expenses paid by the funds in the Funds’ selected peer groups noting, for example, that certain funds in the Funds’ selected peer groups do not pay rule 12b-1 fees, and the changes in the selected peer groups as compared to prior years.
The Board also met with the portfolio managers of the Funds during the 12 months prior to voting on the contract renewal to discuss the Funds’
performance, and received a report each quarter on the Funds’ performance, among other things, from the Adviser’s President of Investment
Franchises & Solutions and Head of Product & Strategy. The Board also considered the Adviser’s responsiveness with respect to the relative performance. The Board recognized that the performance data reflects a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board further acknowledged that long-term performance could be affected by even one period of significant outperformance or underperformance. In this regard, the Board noted that performance, especially short-term performance, is only one of the factors that it deems relevant to its consideration of the Agreement.
The Board reviewed various other specific factors with respect to each Fund, as described below. In their deliberations, the Trustees did not rank the importance of any particular information or factor considered and each Trustee may have attributed different weights to various factors.
Low Duration Bond Fund:
Performance. The Board compared the Fund’s Class A performance for the one-, three-, five- and ten-year periods ended June 30, 2024, to that of the median performance of the Fund’s peer group and benchmark index for the same periods and considered the fact that the Fund outperformed the benchmark index for all of the periods reviewed, underperformed the peer group median for the one- and ten-year periods, and outperformed the peer group median for the three- and five-year periods.
Fees and Expenses. The Board considered that, as compared to other funds in the Fund’s peer group, the Fund’s gross management fee ranked in the fourth quartile (most expensive), the Fund’s net management fee (gross management fees less any fees waived or expenses reimbursed by the Adviser) ranked in the fourth quartile (most expensive) and the Fund’s total net expenses ranked in the fourth quartile (most expensive).
The Board also considered that the Fund benefited from a contractual agreement with the Adviser pursuant to which the Adviser waives and/or reimburses expenses for certain classes of the Fund’s shares, and that it believed that the waivers and/or reimbursements likely would stabilize the Fund’s expenses for those share classes during that period.
In evaluating the Agreement, the Board considered, in addition to those considerations described above and among other things: (1) the Fund’s management fee compared to comparable mutual funds; (2) the Fund’s total expense ratio compared to comparable mutual funds; (3) that the
Adviser’s willingness to limit the expenses of certain classes for a period of time likely would stabilize the Fund’s expenses for those share classes during that period; and (4) any discussions the Board had with the Adviser as outlined above. Taking these factors, among others, into consideration, the Board concluded that the Agreement continued to be in the best interests of the Fund’s shareholders.
High Yield Fund:
Performance. Noting that until October 2024, the Fund was sub-advised, but that after that date the Adviser’s Victory Income Investors investment franchise managed the Fund, the Board compared the Fund’s Class A performance for the one-, three-, five- and ten-year periods ended June 30, 2024, to that of the median performance of the Fund’s peer group and benchmark index for the same periods and considered

Supplemental Information — continued
December 31, 2024
Victory Portfolios
70
(Unaudited)
the fact that the Fund underperformed the benchmark for all of the periods reviewed, matched the peer group median for the one-year period, underperformed the peer group median for the three- and five-year periods, and outperformed the peer group median for the ten-year period.
Fees and Expenses. The Board considered that, as compared to other funds in the Fund’s peer group, the Fund’s gross management fee ranked in the third quartile, the Fund’s net management fee (gross management fees less any fees waived or expenses reimbursed by the Adviser) ranked in the fourth quartile (most expensive) and the Fund’s total net expenses ranked in the second quartile. The Board also considered that the Fund benefited from a contractual agreement with the Adviser pursuant to which the Adviser waives and/or reimburses expenses for certain classes of the Fund’s shares, and that it believed that the waivers and/or reimbursements likely would stabilize the Fund’s expenses for those share classes during that period.
In evaluating the Agreement, the Board considered, in addition to those considerations described above and among other things: (1) the Fund’s management fee compared to comparable mutual funds; (2) the Fund’s total expense ratio compared to comparable mutual funds; (3) that the
Adviser’s willingness to limit the expenses of certain classes for a period of time likely would stabilize the Fund’s expenses for those share classes during that period; and (4) any discussions the Board had with the Adviser as outlined above. Taking these factors, among others, into consideration, the Board concluded that the Agreement continued to be in the best interests of the Fund’s shareholders.
Tax-Exempt Fund:
Performance. The Board compared the Fund’s Class A performance for the one-, three-, five- and ten-year periods ended June 30, 2024, to that of the median performance of the Fund’s peer group and benchmark index for the same periods and considered the fact that the Fund outperformed the benchmark index for the one-, five-, and ten-year periods, underperformed the benchmark index for the three-year period, and outperformed the peer group median for all of the periods reviewed. The Board considered the fact that as of April 1, 2020, the Adviser assumed day-to-day portfolio management responsibilities from the Fund’s former sub-adviser.
Fees and Expenses. The Board considered that, as compared to other funds in the Fund’s peer group, the Fund’s gross management fee ranked in the fourth quartile (most expensive), the Fund’s net management fee (gross management fees less any fees waived or expenses reimbursed by the Adviser) ranked in the first quartile (least expensive) and the Fund’s total net expenses ranked in the third quartile. The Board also considered that the Fund benefited from a contractual agreement with the Adviser pursuant to which the Adviser waives and/or reimburses expenses for certain classes of the Fund’s shares, and that it believed that the waivers and/or reimbursements likely would stabilize the Fund’s expenses for those share classes during that period.
In evaluating the Agreement, the Board considered, in addition to those considerations described above and among other things: (1) the Fund’s management fee compared to comparable mutual funds; (2) the Fund’s total expense ratio compared to comparable mutual funds; (3) that the
Adviser’s willingness to limit the expenses of certain classes for a period of time likely would stabilize the Fund’s expenses for those share classes during that period; and (4) any discussions the Board had with the Adviser as outlined above. Taking these factors, among others, into consideration, the Board concluded that the Agreement continued to be in the best interests of the Fund’s shareholders.
High Income Municipal Bond Fund:
Performance. The Board compared the Fund’s Class A performance for the one-, three-, five- and ten-year periods ended June 30, 2024, to that of the median performance of the Fund’s peer group and benchmark index for the same periods and considered the fact that the Fund outperformed the benchmark index for the one-, five- and ten-year periods, underperformed the benchmark index for the three-year period, outperformed the peer group median for the one-, three- and five-year periods, and matched the peer group median for the ten-year period. The Board considered the fact that as of April 1, 2020, the Adviser assumed day-to-day portfolio management responsibilities from the Fund’s former sub-adviser.
Fees and Expenses. The Board considered that, as compared to other funds in the Fund’s peer group, the Fund’s gross management fee ranked in the third quartile, the Fund’s net management fee (gross management fees less any fees waived or expenses reimbursed by the Adviser) ranked in the first quartile (least expensive) and the Fund’s total net expenses ranked in the first quartile (least expensive). The Board also considered that the Fund benefited from a contractual agreement with the Adviser pursuant to which the Adviser waives and/or reimburses expenses for certain classes of the Fund’s shares, and that it believed that the waivers and/or reimbursements likely would stabilize the Fund’s expenses for those share classes during that period.
In evaluating the Agreement, the Board considered, in addition to those considerations described above and among other things: (1) the Fund’s management fee compared to comparable mutual funds; (2) the Fund’s total expense ratio compared to comparable mutual funds; (3) that the
Adviser’s willingness to limit the expenses of certain classes for a period of time likely would stabilize the Fund’s expenses for those share classes during that period; and (4) any discussions the Board had with the Adviser as outlined above. Taking these factors, among others, into consideration, the Board concluded that the Agreement continued to be in the best interests of the Fund’s shareholders.
Floating Rate Fund:
Performance.
The Board noted that it
approved an Interim Sub-Advisory Agreement between the Adviser and
Amundi Asset Management
US, Inc.
, on behalf of the Fund, at its meeting on September 26, 2024, effective October 4, 2024, and that the Interim Sub-Advisory Agreement will continue in effect until March 3, 2025. The Board also noted that prior to October 4, 2024, a different sub-adviser sub-advised the Fund.
The Board compared the Fund’s Class A performance for the one-, three-, five- and ten-year periods ended June 30, 2024, to that of the median performance of the Fund’s peer group and benchmark index for the same periods and considered the fact that the Fund underperformed the benchmark index and the peer group median for all of the periods reviewed.

Supplemental Information — continued
December 31, 2024
Victory Portfolios
71
(Unaudited)
Fees and Expenses.
The Board considered that, as compared to other funds in the Fund’s peer group, the Fund’s gross management fee ranked in the fourth quartile (most expensive), the Fund’s net management fee (gross management fees less any fees waived or expenses reimbursed by the Adviser) ranked in the fourth quartile (most expensive) and the Fund’s total net expenses ranked in the second quartile. The Board also considered that the Fund benefited from a contractual agreement with the Adviser pursuant to which the Adviser waives and/or reimburses expenses for certain classes of the Fund’s shares, and that it believed that the waivers and/or reimbursements likely would stabilize the Fund’s expenses for those share classes during that period.
In evaluating the Agreement, the Board considered, in addition to those considerations described above and among other things: (1) the Fund’s management fee compared to comparable mutual funds; (2) the Fund’s total expense ratio compared to comparable mutual funds; (3) that the
Adviser’s willingness to limit the expenses of certain classes for a period of time likely would stabilize the Fund’s expenses for those share classes during that period; and (4) any discussions the Board had with the Adviser as outlined above. Taking these factors, among others, into consideration, the Board concluded that the Agreement continued to be in the best interests of the Fund’s shareholders.
Conclusion:
Based on its review of the information requested and provided, and following extended discussions, the Board determined that: (i) the Adviser’s services benefitted each Fund’s shareholders, particularly in light of the nature of each Fund and the services required to support each Fund; (ii) it was generally satisfied with the nature, quality and extent of the services provide by the Adviser to each Fund; and (iii) the Agreement, on behalf of each Fund discussed above, was consistent with the best interests of each Fund and its shareholders. Accordingly, the Board unanimously approved the Agreement, on behalf of each Fund, for an additional annual period on the basis of the foregoing review and discussions and the following considerations, among others:
The fairness and reasonableness of the investment advisory fee payable to the Adviser under the Agreement in light of the investment advisory services provided, the costs of these services, the profitability of the Adviser’s relationship with each Fund and the comparability of the fee paid to the fees paid by other investment companies;
The nature, quality and extent of the investment advisory services provided by the Adviser;
The Adviser’s entrepreneurial commitment to the management of each Fund and the creation of a broad-based family of funds, which entails a substantial commitment of the Adviser’s resources to the successful operation of each Fund;
The Adviser’s representations regarding its staffing and capabilities to manage each Fund, including the retention of personnel with relevant portfolio management experience;
The Adviser’s efforts to enhance investment results by, among other things, developing and supporting quality portfolio management teams;
and
The overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies and perfor-
mance of the Adviser.
Considerations of the Board in Approving the Interim Investment Sub-Advisory Agreement (the “Interim Agreement”)
Upon the recommendation of the Adviser, the Board, on behalf of the Victory Floating Rate Fund (the “Fund”), approved the Interim Agreement between with the Adviser and Amundi Asset Management US, Inc. (the “Sub-Adviser”), effective as of October 4, 2024 (the “Effective Date”), at a special meeting, which was called for that purpose, on September 26, 2024. In considering whether to approve the Interim Agreement, the
Board requested from the Sub-Adviser certain information concerning the Fund to assist it in evaluating the terms of the Interim Agreement.
In response to the request from the Independent Trustees, the Sub-Adviser provided information and reports relevant to the approval of the
Interim Agreement. The Board, including the Independent Trustees, was advised by legal counsel to the Fund and independent legal counsel to the Independent Trustees.
The Board noted that with respect to the services provided by the Adviser, those services would be unchanged as compared to the services provided by the Adviser at the time of the Board’s consideration in approving the advisory agreement with the Adviser, on behalf of the Fund, which concluded on December 5, 2023.
In considering whether the compensation paid to the Sub-Adviser was fair and reasonable, the Board also evaluated, among other things, the following factors:
The requirements of the Fund for the services provided by the Sub-Adviser;
The nature, quality and extent of the services expected to be provided;
The fees payable for the services;
Representations that the sub-advisory fee for the Fund is within the range of fees agreed to in the market for similar services;
Whether the fee would be sufficient to enable the Sub-Adviser to attract and retain experienced personnel and provide quality services to the
Fund;
Management’s commitment to operating the Fund at competitive expense levels;
Research and other service benefits received by the Sub-Adviser obtained through payment of client commissions for securities transactions;
Other benefits received by the Sub-Adviser as a result of its advisory relationship with the funds;

Supplemental Information — continued
December 31, 2024
Victory Portfolios
72
(Unaudited)
The capabilities and financial condition of the Sub-Adviser;
The nature, quality and extent of the oversight and compliance services provided by the Sub-Adviser; and
Current economic and industry trends.
The Board also considered information concerning the fee paid to the Sub-Adviser under the Interim Agreement. The Board considered the relative roles and responsibilities of the Adviser and Sub-Adviser with respect to the Fund and noted that, among other things: (1) the sub-
advisory fee for the Fund was unchanged as compared to the sub-advisory fee paid to the Fund’s prior sub-adviser under the then-current investment sub-advisory agreement (the “Prior Sub-Advisory Agreement”); and (2) the Adviser supervises the Sub-Adviser. The Board also considered the Adviser’s representation that the fees to be paid to the Sub-Adviser are within the range of sub-advisory fees paid to other sub-
advisers for similar services. The Board reviewed fees and other information related to the Sub-Adviser’s management of similarly managed funds, and the differences in the services provided to the other funds.
Conclusion:
Based on its review of the information requested and provided, and following extended discussions prior to and at the special meeting, the
Board concluded, among other things, that the Interim Agreement was consistent with the best interests of the Fund and its shareholders and unanimously approved the Interim Agreement (including the fees to be charged for services thereunder, which fees were unchanged as compared to the Prior Sub-Advisory Agreement) for a period of 150-days following the date on which the Prior Sub-Advisory Agreement terminates, on the basis of the foregoing review and discussions and the following considerations the Board considered to be relevant in the exercise of its business judgment, among others:
The circumstances of the resignation of the Fund’s then-current sub-adviser and the termination of the Prior Sub-Advisory Agreement, effec-
tive as of October 3, 2024;
That upon the closing of the transaction between the parent companies of Victory Capital and Amundi US, among other parties, Amundi US would be a part of Victory Capital;
Analysis from Victory Capital that the Interim Agreement was in compliance with the applicable conditions of Rule 15a-4 under the 1940 Act;
That there would not be any diminution in the nature, quality and extent of the services provided to the Fund by the Sub-Adviser as compared to the Fund’s then-current sub-adviser;
Any expected differences in managing the Fund (including the types of investments) by the Sub-adviser as compared to the Fund’s then-cur-
rent sub-adviser, and how the Sub-adviser’s management of the Fund would conform with or differ from any registered investment company currently managed by the Sub-Adviser that follows a strategy similar to the Fund, including any expected portfolio turnover in the near- and longer-term;
The nature of the transaction between the parent companies of each of the Adviser and the Sub-Adviser, that the closing of that transaction is subject to regulatory approvals and other conditions, and how that informed the Adviser’s recommendation that the Sub-Adviser sub-advise the Fund;
The fairness and reasonableness of the investment advisory fee payable to the Sub-Adviser under the Interim Agreement in light of the invest-
ment advisory services provided, the costs of these services and the estimated profitability of the Sub-Adviser’s relationship with the Fund;
The relative roles and responsibilities of the Adviser and the Sub-Adviser under the Interim Agreement;
The nature, quality and extent of the investment advisory services to be provided by the portfolio management team of the Sub-Adviser to achieve the Fund’s stated investment objective;
The Sub-Adviser’s representations regarding its staffing and capabilities to manage the Fund;
The overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies and perfor-
mance of the Sub-Adviser.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
800-539-FUND (800-539-3863)
800-235-8396 for Member Class
VPRSFIF-AR (12/24)

(b)  The Financial Highlights are included as a part of the Financial Statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Proxy disclosures, if any, are included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Approval of Investment Advisory Contract is a part of the Financial Statements filed under Item 7(a) of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a)  The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)  There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)  The Code of Ethics is attached hereto.

(a)(2)  Not applicable.

(a)(3)  The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940 are attached hereto.

(b)  The certifications required by Rule 30a-2(b) of the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Victory Portfolios

By (Signature and Title)     /s/ Carol D. Trevino
                                            Carol D. Trevino, Treasurer and Principal Financial Officer
Date: March 5, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)    /s/ Thomas Dusenberry
                                                Thomas Dusenberry, President and Principal Executive Officer
Date: March 5, 2025

By (Signature and Title)     /s/ Carol D. Trevino
                                            Carol D. Trevino, Treasurer and Principal Financial Officer
Date: March 5, 2025